UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 – April 30, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
REIT	Real Estate Investment Trust
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
GBP	British Pounds
SEK	Swedish Krona
USD	United States Dollar
NZD	New Zealand Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of April 30, 2023.
#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,091.60	0.15%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,074.50	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,025.90	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$978.40	0.39%	$1.91
Class R2 Shares	$1,000.00	$978.10	0.54%	$2.65
Institutional Class Shares	$1,000.00	$979.30	0.29%	$1.42
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.86	0.39%	$1.96
Class R2 Shares	$1,000.00	$1,022.12	0.54%	$2.71
Institutional Class Shares	$1,000.00	$1,023.36	0.29%	$1.45

U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$970.70	0.31%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,062.10	0.15%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,058.50	0.18%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,010.30	0.28%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$992.70	0.27%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35

U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$972.50	0.41%	$2.01
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06

U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,080.70	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,029.70	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	2.8%
Communications	0.5%
Consumer, Cyclical	6.7%
Consumer, Non-cyclical	9.6%
Energy	6.6%
Financials	37.5%
Foreign Government	5.4%
Industrials	2.4%
Supranational	0.6%
Technology	2.1%
U.S. Government	23.0%
Utilities	2.8%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	8.5%
Consumer Discretionary	10.3%
Consumer Staples	7.4%
Energy	6.1%
Financials	13.8%
Health Care	14.3%
Industrials	10.8%
Information Technology	22.3%
Materials	4.0%
Real Estate	0.2%
Utilities	2.3%

100.0%

U.S. Targeted Value Portfolio

Communication Services	2.8%
Consumer Discretionary	14.9%
Consumer Staples	4.8%
Energy	8.5%
Financials	25.2%
Health Care	5.8%
Industrials	19.7%
Information Technology	8.8%
Materials	8.1%
Real Estate	1.0%
Utilities	0.4%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	1.9%
Consumer Discretionary	16.2%
Consumer Staples	4.9%
Energy	8.9%
Financials	24.8%
Health Care	4.7%
Industrials	21.8%
Information Technology	7.4%
Materials	8.2%
Real Estate	1.0%
Utilities	0.2%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.4%
Consumer Discretionary	11.1%
Consumer Staples	7.2%
Energy	6.2%
Financials	14.9%
Health Care	12.3%
Industrials	13.1%
Information Technology	20.6%
Materials	4.4%
Real Estate	0.2%
Utilities	2.6%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.7%
Consumer Discretionary	10.5%
Consumer Staples	6.9%
Energy	6.2%
Financials	15.4%
Health Care	11.9%
Industrials	14.9%
Information Technology	20.4%
Materials	4.8%
Real Estate	0.3%
Utilities	2.0%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.2%
Consumer Discretionary	11.5%
Consumer Staples	5.5%
Energy	8.6%
Financials	21.5%
Health Care	10.1%
Industrials	18.3%
Information Technology	9.4%
Materials	7.1%
Real Estate	0.6%
Utilities	1.2%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	14.5%
Consumer Staples	4.9%
Energy	5.1%
Financials	19.0%
Health Care	11.2%
Industrials	21.0%
Information Technology	11.4%
Materials	6.1%
Real Estate	0.5%
Utilities	3.4%

100.0%

U.S. Micro Cap Portfolio
Communication Services	3.4%
Consumer Discretionary	13.7%
Consumer Staples	5.7%
Energy	5.4%
Financials	18.9%
Health Care	13.0%
Industrials	19.6%
Information Technology	11.5%
Materials	5.5%
Real Estate	0.9%
Utilities	2.4%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	2.4%
Consumer Discretionary	11.3%
Consumer Staples	13.5%
Energy	2.9%
Financials	10.2%
Health Care	15.4%
Industrials	14.3%
Information Technology	27.4%
Materials	2.6%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^		Value†
		(000)
BONDS — (76.3%)
AUSTRALIA — (1.2%)
Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	$998,789
	4.125%, 05/30/23		500	499,394
Ω	4.625%, 04/29/24		1,150	1,138,700

TOTAL AUSTRALIA				2,636,883

CANADA — (7.4%)
Bank of Montreal, SOFR +
	0.465%, FRN
(r)	5.302%, 01/10/25		173	171,347
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,862,609
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.257%, 10/18/24		1,014	1,007,568
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,398,541
Enbridge, Inc.
#	2.150%, 02/16/24		500	487,139
Royal Bank of Canada
	2.550%, 07/16/24		2,000	1,940,896
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	6,881,356

TOTAL CANADA				15,749,456

DENMARK — (0.3%)
Denmark Government Bond
	0.000%, 11/15/24	DKK	5,000	705,617

FRANCE — (4.1%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		200	192,222
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,835,593
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,140,808
Credit Agricole SA
#Ω	3.875%, 04/15/24		2,300	2,261,931
Societe Generale SA
Ω	3.875%, 03/28/24		500	489,146
Ω	2.625%, 10/16/24		2,000	1,901,762

TOTAL FRANCE				8,821,462

		Face Amount^	Value†
		(000)
GERMANY — (4.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	2,500	$2,439,755
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	1,871	1,822,721
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24	500	482,045
Ω	3.250%, 08/01/24	1,750	1,715,239
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23	2,000	1,951,742

TOTAL GERMANY			8,411,502

IRELAND — (1.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24	2,300	2,208,863

ITALY — (2.1%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	2,202	2,122,503
Republic of Italy Government International Bond
	2.375%, 10/17/24	2,500	2,393,565

TOTAL ITALY			4,516,068

JAPAN — (4.0%)
American Honda Finance Corp.
	0.550%, 07/12/24	1,000	950,581
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	2,500	2,460,738
Nomura Holdings, Inc.
	2.648%, 01/16/25	2,500	2,371,548
ORIX Corp.
	4.050%, 01/16/24	425	421,385
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24	300	290,678
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24	2,000	1,920,371

TOTAL JAPAN			8,415,301

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
NETHERLANDS — (5.7%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	$611,124
	5.250%, 05/20/24	AUD	10,000	6,708,190
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,388,379
ING Groep NV
	3.550%, 04/09/24		1,500	1,469,900

TOTAL NETHERLANDS				12,177,593

NORWAY — (1.7%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,562,204

SPAIN — (1.0%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,160,547
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,000	973,586

TOTAL SPAIN				2,134,133

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,287,189

SWEDEN — (2.4%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	50,000	4,697,133
Swedbank AB
Ω	0.600%, 09/25/23		400	391,905

TOTAL SWEDEN				5,089,038

SWITZERLAND — (1.1%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,299,574

UNITED KINGDOM — (4.7%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	972,794
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,087,903
HSBC USA, Inc.
	3.750%, 05/24/24		1,250	1,227,908
	3.500%, 06/23/24		1,100	1,079,881
Nationwide Building Society
Ω	0.550%, 01/22/24		1,475	1,418,320
NatWest Markets PLC
#Ω	2.375%, 05/21/23		1,000	998,079
Ω	0.800%, 08/12/24		350	330,320
Reckitt Benckiser Treasury Services PLC
	2.750%, 06/26/24		2,000	1,950,220

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Ω	2.750%, 06/26/24	958	$934,156

TOTAL UNITED KINGDOM			9,999,581

	UNITED STATES — (35.0%)
	American Express Co.
	3.375%, 05/03/24	1,075	1,054,969
(r)	SOFR + 0.930%, FRN, 5.710%, 03/04/25	500	499,925
	American Tower Corp.
	0.600%, 01/15/24	500	483,180
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,538,266
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,748,276
	Amgen, Inc.
#	3.125%, 05/01/25	3,000	2,914,839
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,458,391
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,488,999
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,737,316
	Capital One Financial Corp.
	3.200%, 02/05/25	600	572,357
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,685,880
	Discover Bank
	2.450%, 09/12/24	750	712,932
	Discover Financial Services
	3.950%, 11/06/24	1,500	1,454,718
	Edison International
	3.550%, 11/15/24	1,500	1,458,769
	Elevance Health, Inc.
	3.500%, 08/15/24	200	196,271
	2.375%, 01/15/25	2,800	2,692,757
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,908,985
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,049,341
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,944,081
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	2,397,060
	General Motors Financial Co., Inc.
	1.050%, 03/08/24	500	480,886
	3.800%, 04/07/25	1,500	1,457,164
	Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,908,670

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Global Payments, Inc.
	3.750%, 06/01/23	1,000	$998,059
	4.000%, 06/01/23	1,500	1,497,794
	International Business Machines Corp.
	3.000%, 05/15/24	2,200	2,155,144
	Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,500	1,484,483
	Lazard Group LLC
	3.750%, 02/13/25	1,500	1,460,039
	Lincoln National Corp.
	4.000%, 09/01/23	1,500	1,489,688
	MPLX LP
	4.875%, 12/01/24	1,250	1,245,202
National Rural Utilities Cooperative Finance Corp.
#	0.350%, 02/08/24	2,000	1,926,281
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,436,976
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	984,460
	ONEOK, Inc.
	2.750%, 09/01/24	360	349,001
	Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	1,135,698
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	575,157
	Phillips 66
	3.850%, 04/09/25	2,500	2,449,458
	Realty Income Corp.
	3.875%, 07/15/24	2,500	2,462,880
	Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,371,247
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,489,691

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ventas Realty LP
3.500%, 02/01/25	400	$386,499
VF Corp.
2.400%, 04/23/25	3,000	2,836,250
Vornado Realty LP
# 3.500%, 01/15/25	585	547,536
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	2,500	2,452,223
Waste Management, Inc.
2.400%, 05/15/23	900	899,080
Wells Fargo & Co.
3.300%, 09/09/24	3,000	2,933,932

TOTAL UNITED STATES		74,410,810

TOTAL BONDS		162,425,274

U.S. TREASURY OBLIGATIONS — (22.8%)
U.S. Treasury Bills
∞ 4.664%, 05/18/23	2,700	2,694,457
U.S. Treasury Bonds
6.250%, 08/15/23	7,000	7,025,156
U.S. Treasury Notes
0.375%, 04/15/24	30,300	29,047,758
2.000%, 06/30/24	10,000	9,699,219

TOTAL U.S. TREASURY OBLIGATIONS		48,466,590

TOTAL INVESTMENT SECURITIES (Cost $217,375,476)		210,891,864

	Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	170,901	1,976,811

TOTAL INVESTMENTS — (100.0%) (Cost $219,351,954)		$212,868,675

As of April 30, 2023, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,979,320	AUD	17,715,148	Citibank, N.A.	07/12/23	$221,869

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,966,221	CAD	9,409,702	Morgan Stanley and Co. International	07/20/23	$10,189

Total Appreciation						$232,058
USD	594,508	GBP	487,908	Citibank, N.A.	05/09/23	$(18,764)
USD	4,697,002	SEK	48,490,483	Morgan Stanley and Co. International	05/16/23	(34,555)
USD	700,928	DKK	4,766,690	Citibank, N.A.	05/24/23	(4,771)

Total (Depreciation)						$(58,090)

Total Appreciation (Depreciation)						$173,968

As of April 30, 2023, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,067	06/16/23	$219,381,891	$223,456,475	$4,074,584

Total Futures Contracts			$219,381,891	$223,456,475	$4,074,584

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,636,883	—	$2,636,883
Canada	—	15,749,456	—	15,749,456
Denmark	—	705,617	—	705,617
France	—	8,821,462	—	8,821,462
Germany	—	8,411,502	—	8,411,502
Ireland	—	2,208,863	—	2,208,863
Italy	—	4,516,068	—	4,516,068
Japan	—	8,415,301	—	8,415,301
Netherlands	—	12,177,593	—	12,177,593
Norway	—	3,562,204	—	3,562,204
Spain	—	2,134,133	—	2,134,133
Supranational Organization Obligations	—	1,287,189	—	1,287,189
Sweden	—	5,089,038	—	5,089,038
Switzerland	—	2,299,574	—	2,299,574
United Kingdom	—	9,999,581	—	9,999,581
United States	—	74,410,810	—	74,410,810
U.S. Treasury Obligations	—	48,466,590	—	48,466,590
Securities Lending Collateral	—	1,976,811	—	1,976,811

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Forward Currency Contracts**	—	$173,968	—	$173,968
Futures Contracts**	$4,074,584	—	—	4,074,584

TOTAL	$4,074,584	$213,042,643	—	$217,117,227

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.5%)
*	Alphabet, Inc., Class A	263,444	$28,278,079	1.8%
*	Alphabet, Inc., Class C	234,319	25,358,002	1.6%
	Comcast Corp., Class A	192,293	7,955,161	0.5%
*	Meta Platforms, Inc., Class A	99,762	23,974,804	1.5%
	Verizon Communications, Inc.	250,085	9,710,801	0.6%
*	Walt Disney Co.	57,180	5,860,950	0.4%
	Other Securities		35,028,343	2.1%

TOTAL COMMUNICATION SERVICES			136,166,140	8.5%

CONSUMER DISCRETIONARY — (10.2%)
*	Amazon.com, Inc.	376,141	39,664,068	2.5%
	Home Depot, Inc.	41,719	12,538,228	0.8%
	McDonald’s Corp.	24,973	7,385,765	0.5%
	NIKE, Inc., Class B	44,993	5,701,513	0.4%
*	Tesla, Inc.	81,710	13,425,770	0.8%
	Other Securities		85,534,020	5.3%

TOTAL CONSUMER DISCRETIONARY			164,249,364	10.3%

CONSUMER STAPLES — (7.4%)
	Coca-Cola Co.	139,387	8,941,676	0.6%
	Costco Wholesale Corp.	16,380	8,242,744	0.5%
	PepsiCo, Inc.	63,200	12,064,248	0.7%
	Procter & Gamble Co.	89,222	13,952,536	0.9%
	Walmart, Inc.	63,137	9,531,793	0.6%
	Other Securities		66,238,213	4.1%

TOTAL CONSUMER STAPLES			118,971,210	7.4%

ENERGY — (6.0%)
	Chevron Corp.	80,363	13,547,595	0.8%
	ConocoPhillips	69,272	7,127,396	0.4%
	Exxon Mobil Corp.	208,006	24,615,430	1.5%
	Other Securities		51,589,836	3.4%

TOTAL ENERGY			96,880,257	6.1%

FINANCIALS — (13.7%)
	Bank of America Corp.	246,054	7,204,461	0.5%
*	Berkshire Hathaway, Inc., Class B	61,526	20,214,367	1.3%
	JPMorgan Chase & Co.	108,436	14,990,193	0.9%
	Mastercard, Inc., Class A	38,147	14,497,004	0.9%
#	Visa, Inc., Class A	64,047	14,905,658	0.9%
	Other Securities		148,066,785	9.2%

TOTAL FINANCIALS			219,878,468	13.7%

HEALTH CARE — (14.2%)
	Abbott Laboratories	62,251	6,876,868	0.4%
	AbbVie, Inc.	81,196	12,270,340	0.8%
	Amgen, Inc.	24,239	5,811,058	0.4%
	Bristol-Myers Squibb Co.	105,905	7,071,277	0.4%

13

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	24,535	$5,812,587	0.4%
Eli Lilly & Co.	36,750	14,547,855	0.9%
Gilead Sciences, Inc.	75,102	6,174,135	0.4%
Johnson & Johnson	112,109	18,352,243	1.1%
Merck & Co., Inc.	127,000	14,664,690	0.9%
Pfizer, Inc.	274,999	10,694,711	0.7%
Thermo Fisher Scientific, Inc.	15,127	8,393,972	0.5%
UnitedHealth Group, Inc.	34,736	17,093,238	1.1%
Other Securities		100,229,713	6.2%

TOTAL HEALTH CARE		227,992,687	14.2%

INDUSTRIALS — (10.8%)
Union Pacific Corp.	27,984	5,476,469	0.3%
United Parcel Service, Inc., Class B	32,630	5,867,200	0.4%
Other Securities		160,946,808	10.1%

TOTAL INDUSTRIALS		172,290,477	10.8%

INFORMATION TECHNOLOGY — (22.3%)
Accenture PLC, Class A	26,455	7,415,072	0.5%
* Adobe, Inc.	17,341	6,547,268	0.4%
Apple, Inc.	480,027	81,451,151	5.1%
Broadcom, Inc.	19,205	12,031,932	0.8%
Cisco Systems, Inc.	175,806	8,306,833	0.5%
International Business Machines Corp.	43,820	5,539,286	0.4%
Microsoft Corp.	276,759	85,036,970	5.3%
NVIDIA Corp.	72,084	20,002,589	1.3%
QUALCOMM, Inc.	52,811	6,168,325	0.4%
* Salesforce, Inc.	32,588	6,464,482	0.4%
Texas Instruments, Inc.	38,442	6,427,502	0.4%
Other Securities		111,276,495	6.8%

TOTAL INFORMATION TECHNOLOGY		356,667,905	22.3%

MATERIALS — (4.0%)
Linde PLC	18,643	6,887,656	0.4%
Other Securities		56,954,842	3.6%

TOTAL MATERIALS		63,842,498	4.0%

REAL ESTATE — (0.2%)
Other Securities		2,740,902	0.2%

UTILITIES — (2.3%)
Other Securities		36,859,001	2.3%

TOTAL COMMON STOCKS (Cost $796,237,056)		1,596,538,909	99.8%

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	2,306,002	2,306,002	0.1%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	343,332	$3,971,317	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $802,513,819)		$1,602,816,228	100.2%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$136,166,140	—	—		$136,166,140
Consumer Discretionary	164,249,364	—	—		164,249,364
Consumer Staples	118,971,210	—	—		118,971,210
Energy	96,880,257	—	—		96,880,257
Financials	219,878,468	—	—		219,878,468
Health Care	227,957,830	—	$34,857		227,992,687
Industrials	172,290,477	—	—		172,290,477
Information Technology	356,667,905	—	—		356,667,905
Materials	63,842,498	—	—		63,842,498
Real Estate	2,740,902	—	—		2,740,902
Utilities	36,859,001	—	—		36,859,001
Temporary Cash Investments	2,306,002	—	—		2,306,002
Securities Lending Collateral	—	$3,971,317	—		3,971,317

TOTAL	$1,598,810,054	$3,971,317	$34,857	^	$1,602,816,228

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

15

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$22,783,485,408

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$22,783,485,408

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

16

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.5%)
COMMUNICATION SERVICES — (2.6%)
#	Nexstar Media Group, Inc.	313,260	$54,334,947	0.5%
	Other Securities		261,414,587	2.2%

TOTAL COMMUNICATION SERVICES			315,749,534	2.7%

CONSUMER DISCRETIONARY — (13.9%)
#*	AutoNation, Inc.	505,011	66,509,949	0.6%
	BorgWarner, Inc.	1,734,241	83,469,019	0.7%
#	Dillard’s, Inc., Class A	161,625	48,227,284	0.4%
#	Foot Locker, Inc.	949,570	39,872,444	0.4%
#	Lithia Motors, Inc.	193,912	42,833,222	0.4%
#	Penske Automotive Group, Inc.	522,178	72,363,427	0.6%
	PulteGroup, Inc.	684,692	45,977,068	0.4%
*	Taylor Morrison Home Corp.	1,219,613	52,553,124	0.5%
	Toll Brothers, Inc.	1,187,844	75,915,110	0.7%
	Other Securities		1,173,891,169	10.1%

TOTAL CONSUMER DISCRETIONARY			1,701,611,816	14.8%

CONSUMER STAPLES — (4.5%)
	Ingredion, Inc.	420,555	44,650,324	0.4%
	Molson Coors Beverage Co., Class B	933,388	55,517,918	0.5%
*	Post Holdings, Inc.	517,681	46,844,954	0.4%
	Other Securities		401,154,240	3.5%

TOTAL CONSUMER STAPLES			548,167,436	4.8%

ENERGY — (8.0%)
	HF Sinclair Corp.	1,477,867	65,188,713	0.6%
	Matador Resources Co.	841,863	41,276,543	0.4%
	Murphy Oil Corp.	1,454,666	53,400,789	0.5%
	PDC Energy, Inc.	866,489	56,365,109	0.5%
	Range Resources Corp.	2,084,081	55,123,942	0.5%
	Other Securities		700,916,628	6.0%

TOTAL ENERGY			972,271,724	8.5%

FINANCIALS — (23.6%)
#	Bank OZK	1,161,169	41,476,957	0.4%
	Everest Re Group Ltd.	124,373	47,012,994	0.4%
	First Horizon Corp.	3,817,193	66,991,737	0.6%
	Invesco Ltd.	3,332,133	57,079,438	0.5%
#	New York Community Bancorp, Inc.	4,950,960	52,925,762	0.5%
	Old Republic International Corp.	1,965,944	49,679,405	0.4%
	Popular, Inc.	721,158	43,276,692	0.4%
	Unum Group	1,570,502	66,275,184	0.6%
#	Voya Financial, Inc.	608,873	46,566,607	0.4%
	Other Securities		2,404,353,317	20.8%

TOTAL FINANCIALS			2,875,638,093	25.0%

HEALTH CARE — (5.4%)
*	Acadia Healthcare Co., Inc.	726,801	52,540,444	0.5%

17

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Envista Holdings Corp.	1,142,228	$43,964,356	0.4%
Other Securities		559,717,704	4.8%

TOTAL HEALTH CARE		656,222,504	5.7%

INDUSTRIALS — (18.4%)
AGCO Corp.	369,245	45,764,225	0.4%
Air Lease Corp.	1,250,208	50,283,366	0.4%
* Builders FirstSource, Inc.	683,763	64,800,220	0.6%
Knight-Swift Transportation Holdings, Inc.	1,369,894	77,152,430	0.7%
Triton International Ltd.	647,481	53,527,254	0.5%
U-Haul Holding Co.	767,142	41,502,382	0.4%
WESCO International, Inc.	358,650	51,645,600	0.5%
Other Securities		1,853,584,914	15.9%

TOTAL INDUSTRIALS		2,238,260,391	19.4%

INFORMATION TECHNOLOGY — (8.3%)
Amkor Technology, Inc.	2,293,308	51,301,300	0.5%
* Arrow Electronics, Inc.	648,374	74,193,437	0.7%
Avnet, Inc.	955,916	39,441,094	0.3%
* Flex Ltd.	2,308,000	47,475,560	0.4%
* Super Micro Computer, Inc.	401,668	42,347,857	0.4%
TD SYNNEX Corp.	473,146	42,128,920	0.4%
Other Securities		711,171,404	6.1%

TOTAL INFORMATION TECHNOLOGY		1,008,059,572	8.8%

MATERIALS — (7.5%)
Alcoa Corp.	1,167,919	43,376,512	0.4%
Commercial Metals Co.	1,102,931	51,495,848	0.5%
Huntsman Corp.	2,068,448	55,413,722	0.5%
Olin Corp.	780,083	43,216,598	0.4%
Reliance Steel & Aluminum Co.	406,385	100,702,203	0.9%
Steel Dynamics, Inc.	573,534	59,618,859	0.5%
Other Securities		567,279,363	4.8%

TOTAL MATERIALS		921,103,105	8.0%

REAL ESTATE — (1.0%)
* Jones Lang LaSalle, Inc.	285,586	39,707,878	0.3%
Other Securities		78,941,754	0.7%

TOTAL REAL ESTATE		118,649,632	1.0%

UTILITIES — (0.3%)
Other Securities		39,970,334	0.3%

TOTAL COMMON STOCKS		11,395,704,141	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		283,523	0.0%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,748,712	0.1%

TOTAL PREFERRED STOCKS		5,032,235	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,383,100,311)		11,400,736,376

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	89,357,282	89,357,282	0.8%

SECURITIES LENDING COLLATERAL — (5.7%)
@§ The DFA Short Term Investment Fund	60,362,191	698,209,466	6.0%

TOTAL INVESTMENTS—(100.0%) (Cost $9,170,550,294)		$12,188,303,124	105.9%

As of April 30, 2023, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	496	06/16/23	$99,466,702	$103,874,800	$4,408,098

Total Futures Contracts			$99,466,702	$103,874,800	$4,408,098

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$315,749,534	—	—	$315,749,534
Consumer Discretionary	1,683,623,814	$17,988,002	—	1,701,611,816
Consumer Staples	548,158,481	8,955	—	548,167,436
Energy	972,271,724	—	—	972,271,724
Financials	2,875,554,760	83,333	—	2,875,638,093
Health Care	648,119,037	5,961,623	$2,141,844	656,222,504
Industrials	2,238,091,026	115,337	54,028	2,238,260,391
Information Technology	1,006,720,851	1,338,721	—	1,008,059,572
Materials	919,977,257	1,125,848	—	921,103,105
Real Estate	118,649,632	—	—	118,649,632
Utilities	39,970,334	—	—	39,970,334
Preferred Stocks
Communication Services	283,523	—	—	283,523
Industrials	4,748,712	—	—	4,748,712
Temporary Cash Investments	89,357,282	—	—	89,357,282

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$698,209,466	—		$698,209,466
Futures Contracts**	$4,408,098	—	—		4,408,098

TOTAL	$11,465,684,065	$724,831,285	$2,195,872	^	$12,192,711,222

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.0%)
COMMUNICATION SERVICES — (1.7%)
	Other Securities		$243,768,684	1.8%

CONSUMER DISCRETIONARY — (14.8%)
#	Foot Locker, Inc.	1,962,487	82,404,829	0.6%
#	Group 1 Automotive, Inc.	343,001	76,996,865	0.6%
#	MDC Holdings, Inc.	1,862,398	76,302,446	0.6%
#	Meritage Homes Corp.	575,946	73,749,885	0.6%
*	Skechers USA, Inc., Class A	1,102,012	58,616,018	0.5%
*	Taylor Morrison Home Corp.	2,858,591	123,176,686	0.9%
#	Thor Industries, Inc.	798,293	63,081,113	0.5%
#*	Tri Pointe Homes, Inc.	2,638,710	75,678,203	0.6%
	Other Securities		1,497,518,546	11.2%

TOTAL CONSUMER DISCRETIONARY			2,127,524,591	16.1%

CONSUMER STAPLES — (4.5%)
*	Hostess Brands, Inc.	2,763,321	71,183,149	0.5%
	Ingredion, Inc.	557,483	59,187,970	0.4%
	Seaboard Corp.	17,242	67,951,929	0.5%
	Other Securities		444,548,194	3.4%

TOTAL CONSUMER STAPLES			642,871,242	4.8%

ENERGY — (8.1%)
#*	CNX Resources Corp.	4,305,530	66,864,881	0.5%
	Murphy Oil Corp.	2,447,210	89,837,079	0.7%
	PBF Energy, Inc., Class A	1,957,939	68,253,754	0.5%
#	PDC Energy, Inc.	1,231,303	80,096,260	0.6%
	Other Securities		862,798,329	6.5%

TOTAL ENERGY			1,167,850,303	8.8%

FINANCIALS — (22.6%)
#	American Equity Investment Life Holding Co.	2,145,606	82,691,655	0.6%
	Associated Banc-Corp.	3,660,256	65,262,365	0.5%
	Assured Guaranty Ltd.	1,301,830	70,129,582	0.5%
#	Bank OZK	2,166,738	77,395,881	0.6%
	FNB Corp.	8,069,732	92,640,523	0.7%
	MGIC Investment Corp.	4,553,567	67,711,541	0.5%
	Nelnet, Inc., Class A	712,412	68,605,276	0.5%
#	New York Community Bancorp, Inc.	8,439,223	90,215,305	0.7%
	Popular, Inc.	1,165,993	69,971,240	0.5%
	United Bankshares, Inc.	2,090,812	69,268,602	0.5%
	Unum Group	1,952,775	82,407,105	0.6%
	White Mountains Insurance Group Ltd.	43,400	62,154,876	0.5%
	Other Securities		2,352,487,049	17.9%

TOTAL FINANCIALS			3,250,941,000	24.6%

HEALTH CARE — (4.2%)
#*	Acadia Healthcare Co., Inc.	1,075,525	77,749,702	0.6%
	Perrigo Co. PLC	2,142,498	79,679,501	0.6%
*	Prestige Consumer Healthcare, Inc.	1,083,951	66,695,505	0.5%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$385,179,282	2.9%

TOTAL HEALTH CARE		609,303,990	4.6%

INDUSTRIALS — (19.8%)
# ABM Industries, Inc.	1,395,124	59,404,380	0.5%
Air Lease Corp.	2,041,374	82,104,062	0.6%
# Encore Wire Corp.	483,947	75,655,435	0.6%
# GATX Corp.	790,355	90,029,338	0.7%
* Hub Group, Inc., Class A	778,349	58,687,515	0.5%
Triton International Ltd.	1,426,643	117,940,577	0.9%
* Univar Solutions, Inc.	1,819,175	64,580,712	0.5%
WESCO International, Inc.	542,302	78,091,488	0.6%
Other Securities		2,228,740,247	16.7%

TOTAL INDUSTRIALS		2,855,233,754	21.6%

INFORMATION TECHNOLOGY — (6.8%)
Amkor Technology, Inc.	4,867,059	108,876,110	0.8%
Avnet, Inc.	2,071,123	85,454,535	0.7%
#* Insight Enterprises, Inc.	533,461	64,522,108	0.5%
* Sanmina Corp.	1,485,715	77,643,466	0.6%
Vishay Intertechnology, Inc.	3,103,708	66,077,943	0.5%
Other Securities		571,683,685	4.3%

TOTAL INFORMATION TECHNOLOGY		974,257,847	7.4%

MATERIALS — (7.4%)
Carpenter Technology Corp.	1,243,623	65,588,677	0.5%
Commercial Metals Co.	2,254,212	105,249,158	0.8%
Element Solutions, Inc.	4,474,175	81,206,276	0.6%
Hecla Mining Co.	10,987,996	66,477,376	0.5%
Huntsman Corp.	2,390,522	64,042,084	0.5%
# U.S. Steel Corp.	3,597,899	82,319,929	0.6%
Other Securities		602,517,042	4.6%

TOTAL MATERIALS		1,067,400,542	8.1%

REAL ESTATE — (0.9%)
Other Securities		127,174,612	1.0%

UTILITIES — (0.2%)
Other Securities		31,599,100	0.2%

TOTAL COMMON STOCKS		13,097,925,665	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		278,496	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,217,877	0.0%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$6,005,869	0.0%

TOTAL PREFERRED STOCKS		7,502,242	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,415,551,548)		13,105,427,907

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	128,336,291	128,336,291	1.0%

SECURITIES LENDING COLLATERAL — (8.1%)
@§ The DFA Short Term Investment Fund	100,700,281	1,164,800,146	8.8%

TOTAL INVESTMENTS—(100.0%) (Cost $10,708,576,488)		$14,398,564,344	108.8%

As of April 30, 2023, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	584	06/16/23	$115,622,213	$122,304,200	$6,681,987

Total Futures Contracts			$115,622,213	$122,304,200	$6,681,987

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$243,768,684	—	—	$243,768,684
Consumer Discretionary	2,091,583,442	$35,941,149	—	2,127,524,591
Consumer Staples	641,733,174	1,138,068	—	642,871,242
Energy	1,167,850,303	—	—	1,167,850,303
Financials	3,250,114,368	826,632	—	3,250,941,000
Health Care	607,326,420	—	$1,977,570	609,303,990
Industrials	2,855,104,009	129,745	—	2,855,233,754
Information Technology	974,257,847	—	—	974,257,847
Materials	1,064,418,200	2,982,342	—	1,067,400,542
Real Estate	127,174,612	—	—	127,174,612
Utilities	31,599,100	—	—	31,599,100
Preferred Stocks
Communication Services	278,496	—	—	278,496
Consumer Discretionary	1,217,877	—	—	1,217,877
Industrials	6,005,869	—	—	6,005,869
Temporary Cash Investments	128,336,291	—	—	128,336,291

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,164,800,146	—		$1,164,800,146
Futures Contracts**	$6,681,987	—	—		6,681,987

TOTAL	$13,197,450,679	$1,205,818,082	$1,977,570	^	$14,405,246,331

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.3%)
COMMUNICATION SERVICES — (7.1%)
* Alphabet, Inc., Class A	3,212,000	$344,776,080	1.2%
* Alphabet, Inc., Class C	2,978,380	322,320,284	1.1%
AT&T, Inc.	4,726,717	83,521,089	0.3%
Comcast Corp., Class A	4,160,985	172,139,949	0.6%
* Meta Platforms, Inc., Class A	1,474,881	354,443,402	1.2%
Verizon Communications, Inc.	4,742,127	184,136,791	0.7%
Other Securities		649,191,128	2.2%

TOTAL COMMUNICATION SERVICES		2,110,528,723	7.3%

CONSUMER DISCRETIONARY — (10.7%)
* Amazon.com, Inc.	4,770,102	503,007,256	1.8%
Home Depot, Inc.	578,985	174,008,152	0.6%
McDonald’s Corp.	392,232	116,002,614	0.4%
NIKE, Inc., Class B	667,223	84,550,499	0.3%
* Tesla, Inc.	1,117,865	183,676,398	0.7%
Other Securities		2,089,481,410	7.1%

TOTAL CONSUMER DISCRETIONARY		3,150,726,329	10.9%

CONSUMER STAPLES — (6.9%)
Coca-Cola Co.	2,473,253	158,659,180	0.6%
Costco Wholesale Corp.	266,821	134,269,664	0.5%
PepsiCo, Inc.	1,032,401	197,075,027	0.7%
Procter & Gamble Co.	1,498,080	234,269,750	0.8%
Walmart, Inc.	1,038,431	156,771,928	0.5%
Other Securities		1,165,077,088	4.0%

TOTAL CONSUMER STAPLES		2,046,122,637	7.1%

ENERGY — (6.0%)
Chevron Corp.	1,541,098	259,798,301	0.9%
ConocoPhillips	1,164,407	119,805,836	0.4%
Exxon Mobil Corp.	2,724,619	322,431,412	1.1%
Other Securities		1,074,309,380	3.8%

TOTAL ENERGY		1,776,344,929	6.2%

FINANCIALS — (14.3%)
Bank of America Corp.	3,912,477	114,557,327	0.4%
* Berkshire Hathaway, Inc., Class B	954,456	313,586,519	1.1%
JPMorgan Chase & Co.	2,201,688	304,361,349	1.1%
Mastercard, Inc., Class A	579,715	220,309,091	0.8%
Morgan Stanley	1,062,417	95,585,657	0.3%
# Visa, Inc., Class A	913,551	212,610,724	0.8%
Other Securities		2,977,925,540	10.2%

TOTAL FINANCIALS		4,238,936,207	14.7%

HEALTH CARE — (11.8%)
Abbott Laboratories	802,839	88,689,624	0.3%
AbbVie, Inc.	1,217,399	183,973,337	0.7%
Amgen, Inc.	375,293	89,972,744	0.3%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	1,399,024	$93,412,832	0.3%
Eli Lilly & Co.	520,601	206,085,112	0.7%
Gilead Sciences, Inc.	1,043,144	85,756,868	0.3%
Johnson & Johnson	1,572,785	257,464,904	0.9%
Merck & Co., Inc.	1,532,708	176,981,793	0.6%
Pfizer, Inc.	3,138,575	122,059,182	0.4%
Thermo Fisher Scientific, Inc.	163,488	90,719,491	0.3%
UnitedHealth Group, Inc.	461,505	227,101,995	0.8%
Other Securities		1,869,424,337	6.5%

TOTAL HEALTH CARE		3,491,642,219	12.1%

INDUSTRIALS — (12.6%)
Lockheed Martin Corp.	186,232	86,495,452	0.3%
Union Pacific Corp.	458,821	89,791,270	0.3%
United Parcel Service, Inc., Class B	521,453	93,762,464	0.3%
Other Securities		3,465,244,194	12.1%

TOTAL INDUSTRIALS		3,735,293,380	13.0%

INFORMATION TECHNOLOGY — (19.9%)
Accenture PLC, Class A	397,785	111,495,158	0.4%
* Adobe, Inc.	257,391	97,180,546	0.4%
Apple, Inc.	8,785,848	1,490,782,689	5.2%
Broadcom, Inc.	314,651	197,128,851	0.7%
Cisco Systems, Inc.	2,518,417	118,995,203	0.4%
Microsoft Corp.	4,150,122	1,275,166,486	4.4%
NVIDIA Corp.	821,975	228,089,843	0.8%
QUALCOMM, Inc.	829,776	96,917,837	0.4%
Texas Instruments, Inc.	750,861	125,543,959	0.5%
Other Securities		2,136,048,317	7.2%

TOTAL INFORMATION TECHNOLOGY		5,877,348,889	20.4%

MATERIALS — (4.3%)
Linde PLC	225,284	83,231,174	0.3%
Other Securities		1,183,895,518	4.1%

TOTAL MATERIALS		1,267,126,692	4.4%

REAL ESTATE — (0.2%)
Other Securities		69,148,341	0.3%

UTILITIES — (2.5%)
Other Securities		748,040,180	2.6%

TOTAL COMMON STOCKS		28,511,258,526	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		281,558	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		302,148	0.0%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,466,624	0.0%

TOTAL PREFERRED STOCKS		2,050,330	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,811,624,003)		28,513,308,856

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	242,325,084	242,325,084	0.8%

SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	74,781,034	864,992,218	3.0%

TOTAL INVESTMENTS—(100.0%) (Cost $13,918,899,568)		$29,620,626,158	102.8%

As of April 30, 2023, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,175	06/16/23	$234,437,130	$246,074,375	$11,637,245

Total Futures Contracts			$234,437,130	$246,074,375	$11,637,245

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,110,516,892	$11,831	—	$2,110,528,723
Consumer Discretionary	3,139,365,409	11,360,920	—	3,150,726,329
Consumer Staples	2,045,962,805	159,832	—	2,046,122,637
Energy	1,776,344,929	—	—	1,776,344,929
Financials	4,238,932,907	3,300	—	4,238,936,207
Health Care	3,486,592,652	3,986,416	$1,063,151	3,491,642,219
Industrials	3,734,444,953	831,893	16,534	3,735,293,380
Information Technology	5,877,206,979	141,910	—	5,877,348,889
Materials	1,266,894,647	232,045	—	1,267,126,692
Real Estate	69,108,534	39,807	—	69,148,341
Utilities	748,040,180	—	—	748,040,180
Preferred Stocks
Communication Services	281,558	—	—	281,558
Consumer Discretionary	302,148	—	—	302,148
Industrials	1,466,624	—	—	1,466,624
Temporary Cash Investments	242,325,084	—	—	242,325,084

27

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$864,992,218	—		$864,992,218
Futures Contracts**	$11,637,245	—	—		11,637,245

TOTAL	$28,749,423,546	$881,760,172	$1,079,685	^	$29,632,263,403

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (6.4%)
* Alphabet, Inc., Class A	2,445,000	$262,446,300	0.9%
* Alphabet, Inc., Class C	2,361,300	255,539,886	0.9%
AT&T, Inc.	4,477,834	79,123,327	0.3%
Comcast Corp., Class A	3,103,081	128,374,461	0.5%
* Meta Platforms, Inc., Class A	1,749,802	420,512,417	1.4%
Verizon Communications, Inc.	3,814,696	148,124,646	0.5%
Other Securities		667,756,336	2.1%

TOTAL COMMUNICATION SERVICES		1,961,877,373	6.6%

CONSUMER DISCRETIONARY — (10.1%)
* Amazon.com, Inc.	3,411,440	359,736,348	1.2%
Home Depot, Inc.	497,060	149,386,412	0.5%
Other Securities		2,563,314,415	8.7%

TOTAL CONSUMER DISCRETIONARY		3,072,437,175	10.4%

CONSUMER STAPLES — (6.7%)
Coca-Cola Co.	1,810,068	116,115,862	0.4%
Costco Wholesale Corp.	201,341	101,318,818	0.4%
PepsiCo, Inc.	986,623	188,336,464	0.6%
Procter & Gamble Co.	1,537,814	240,483,353	0.8%
Walmart, Inc.	845,272	127,610,714	0.4%
Other Securities		1,261,575,301	4.3%

TOTAL CONSUMER STAPLES		2,035,440,512	6.9%

ENERGY — (5.9%)
Chevron Corp.	1,119,772	188,771,164	0.7%
ConocoPhillips	1,162,116	119,570,115	0.4%
Exxon Mobil Corp.	3,270,177	386,992,746	1.3%
Other Securities		1,116,833,831	3.7%

TOTAL ENERGY		1,812,167,856	6.1%

FINANCIALS — (14.8%)
American Express Co.	617,346	99,602,604	0.3%
Bank of America Corp.	3,352,939	98,174,054	0.3%
* Berkshire Hathaway, Inc., Class B	840,748	276,227,755	0.9%
JPMorgan Chase & Co.	1,979,363	273,627,141	0.9%
Mastercard, Inc., Class A	587,552	223,287,387	0.8%
Morgan Stanley	939,887	84,561,633	0.3%
# Visa, Inc., Class A	832,357	193,714,445	0.7%
Other Securities		3,264,918,505	11.0%

TOTAL FINANCIALS		4,514,113,524	15.2%

HEALTH CARE — (11.5%)
AbbVie, Inc.	1,169,550	176,742,396	0.6%
Amgen, Inc.	365,932	87,728,538	0.3%
Bristol-Myers Squibb Co.	1,487,212	99,301,145	0.4%
Elevance Health, Inc.	165,540	77,580,321	0.3%
Eli Lilly & Co.	538,596	213,208,613	0.7%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	1,214,024	$198,735,729	0.7%
Merck & Co., Inc.	1,861,625	214,961,839	0.7%
Pfizer, Inc.	3,960,374	154,018,945	0.5%
Thermo Fisher Scientific, Inc.	153,905	85,401,884	0.3%
UnitedHealth Group, Inc.	302,176	148,697,788	0.5%
Other Securities		2,044,534,482	6.8%

TOTAL HEALTH CARE.		3,500,911,680	11.8%

INDUSTRIALS — (14.3%)
Caterpillar, Inc.	426,704	93,362,835	0.3%
Deere & Co.	214,381	81,040,306	0.3%
Union Pacific Corp.	574,109	112,353,131	0.4%
United Parcel Service, Inc., Class B	446,131	80,218,815	0.3%
Other Securities		4,013,912,751	13.5%

TOTAL INDUSTRIALS		4,380,887,838	14.8%

INFORMATION TECHNOLOGY — (19.5%)
Accenture PLC, Class A	449,831	126,083,131	0.4%
* Adobe, Inc.	215,170	81,239,585	0.3%
Apple, Inc.	9,033,496	1,532,803,601	5.2%
Applied Materials, Inc.	712,387	80,521,103	0.3%
Broadcom, Inc.	284,762	178,403,393	0.6%
Cisco Systems, Inc.	2,308,415	109,072,609	0.4%
International Business Machines Corp.	703,932	88,984,044	0.3%
Lam Research Corp.	144,358	75,655,141	0.3%
Microsoft Corp.	4,545,568	1,396,671,224	4.7%
NVIDIA Corp.	345,618	95,905,539	0.3%
QUALCOMM, Inc.	817,724	95,510,163	0.3%
Texas Instruments, Inc.	676,325	113,081,540	0.4%
Other Securities		1,993,402,536	6.6%

TOTAL INFORMATION TECHNOLOGY		5,967,333,609	20.1%

MATERIALS — (4.7%)
Other Securities		1,418,912,124	4.8%

REAL ESTATE — (0.3%)
Other Securities		86,447,292	0.3%

UTILITIES — (1.9%)
Other Securities		577,690,986	2.0%

TOTAL COMMON STOCKS		29,328,219,969	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		294,559	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		479,458	0.0%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,001,240	0.0%

TOTAL PREFERRED STOCKS		2,775,257	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,266,509,803)		29,330,995,226

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	255,182,570	255,182,570	0.9%

SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	82,162,268	950,370,957	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $14,471,936,337)		$30,536,548,753	103.1%

As of April 30, 2023, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,209	06/16/23	$241,344,966	$253,194,825	$11,849,859

Total Futures Contracts			$241,344,966	$253,194,825	$11,849,859

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,961,734,583	$142,790	—	$1,961,877,373
Consumer Discretionary	3,060,293,265	12,143,910	—	3,072,437,175
Consumer Staples	2,034,944,266	496,246	—	2,035,440,512
Energy	1,812,167,856	—	—	1,812,167,856
Financials	4,513,531,489	582,035	—	4,514,113,524
Health Care	3,493,886,592	5,454,500	$1,570,588	3,500,911,680
Industrials	4,379,068,873	1,802,797	16,168	4,380,887,838
Information Technology	5,966,769,596	563,662	351	5,967,333,609
Materials	1,418,586,701	325,423	—	1,418,912,124
Real Estate	86,327,296	119,996	—	86,447,292
Utilities	577,690,986	—	—	577,690,986
Preferred Stocks
Communication Services	294,559	—	—	294,559
Consumer Discretionary	479,458	—	—	479,458
Industrials	2,001,240	—	—	2,001,240
Temporary Cash Investments	255,182,570	—	—	255,182,570

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$950,370,957	—	$950,370,957
Futures Contracts**	$11,849,859	—	—	11,849,859

TOTAL	$29,574,809,189	$972,002,316	$1,587,107^	$30,548,398,612

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.0%)
COMMUNICATION SERVICES — (5.7%)
*	Alphabet, Inc., Class A	204,320	$21,931,709	0.5%
*	Alphabet, Inc., Class C	174,880	18,925,514	0.5%
	AT&T, Inc.	591,989	10,460,446	0.3%
	Comcast Corp., Class A	440,297	18,215,087	0.4%
*	Meta Platforms, Inc., Class A	172,392	41,429,245	1.0%
	Verizon Communications, Inc.	566,316	21,990,050	0.5%
*	Walt Disney Co.	87,280	8,946,200	0.2%
	Other Securities		115,516,355	2.7%

TOTAL COMMUNICATION SERVICES			257,414,606	6.1%

CONSUMER DISCRETIONARY — (10.7%)
*	Amazon.com, Inc.	227,136	23,951,491	0.6%
	DR Horton, Inc.	125,278	13,758,030	0.3%
	Lennar Corp., Class A	86,062	9,708,654	0.2%
#	Penske Automotive Group, Inc.	69,663	9,653,899	0.2%
	PulteGroup, Inc.	146,869	9,862,253	0.2%
	Other Securities		415,988,324	9.9%

TOTAL CONSUMER DISCRETIONARY			482,922,651	11.4%

CONSUMER STAPLES — (5.1%)
	Bunge Ltd.	94,400	8,835,840	0.2%
	Procter & Gamble Co.	90,151	14,097,813	0.3%
	Walmart, Inc.	63,339	9,562,289	0.2%
	Other Securities		198,362,305	4.8%

TOTAL CONSUMER STAPLES			230,858,247	5.5%

ENERGY — (8.0%)
	Chevron Corp.	193,378	32,599,663	0.8%
	ConocoPhillips	107,669	11,078,063	0.3%
#	Coterra Energy, Inc.	441,905	11,312,768	0.3%
	Diamondback Energy, Inc.	87,509	12,443,780	0.3%
	EOG Resources, Inc.	74,939	8,952,962	0.2%
	Exxon Mobil Corp.	313,493	37,098,762	0.9%
	Marathon Petroleum Corp.	85,987	10,490,414	0.3%
	Other Securities		236,986,247	5.4%

TOTAL ENERGY			360,962,659	8.5%

FINANCIALS — (20.0%)
	American International Group, Inc.	163,720	8,683,709	0.2%
	Bank of America Corp.	491,054	14,378,061	0.4%
*	Berkshire Hathaway, Inc., Class B	110,049	36,156,599	0.9%
	Hartford Financial Services Group, Inc.	139,081	9,873,360	0.2%
	JPMorgan Chase & Co.	273,311	37,782,513	0.9%
	Morgan Stanley	152,000	13,675,440	0.3%
#	New York Community Bancorp, Inc.	1,071,287	11,452,058	0.3%
	Wells Fargo & Co.	236,095	9,384,776	0.2%
	Other Securities		759,454,732	17.9%

TOTAL FINANCIALS			900,841,248	21.3%

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (9.4%)
CVS Health Corp.	118,113	$8,658,864	0.2%
Johnson & Johnson	105,798	17,319,133	0.4%
Merck & Co., Inc.	111,689	12,896,729	0.3%
Pfizer, Inc.	346,628	13,480,363	0.3%
UnitedHealth Group, Inc.	24,210	11,913,499	0.3%
Other Securities		358,414,824	8.5%

TOTAL HEALTH CARE		422,683,412	10.0%

INDUSTRIALS — (17.1%)
* Builders FirstSource, Inc.	139,031	13,175,968	0.3%
Owens Corning	86,571	9,246,648	0.2%
Raytheon Technologies Corp.	115,471	11,535,553	0.3%
Regal Rexnord Corp.	65,957	8,584,963	0.2%
Other Securities		725,033,658	17.1%

TOTAL INDUSTRIALS		767,576,790	18.1%

INFORMATION TECHNOLOGY — (8.8%)
* First Solar, Inc.	83,806	15,301,299	0.4%
Intel Corp.	359,241	11,158,025	0.3%
Jabil, Inc.	133,106	10,402,234	0.3%
Micron Technology, Inc.	133,994	8,623,854	0.2%
Other Securities		349,167,156	8.1%

TOTAL INFORMATION TECHNOLOGY		394,652,568	9.3%

MATERIALS — (6.6%)
Dow, Inc.	161,180	8,768,192	0.2%
Eastman Chemical Co.	107,472	9,056,665	0.2%
Linde PLC	28,454	10,512,330	0.3%
Nucor Corp.	83,510	12,374,512	0.3%
Reliance Steel & Aluminum Co.	43,567	10,795,903	0.3%
Steel Dynamics, Inc.	126,737	13,174,311	0.3%
Other Securities		233,465,089	5.5%

TOTAL MATERIALS		298,147,002	7.1%

REAL ESTATE — (0.5%)
Other Securities		23,133,818	0.6%

UTILITIES — (1.1%)
Other Securities		48,201,060	1.1%

TOTAL COMMON STOCKS		4,187,394,061	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		294,034	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		147,426	0.0%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$800,686	0.0%

TOTAL PREFERRED STOCKS		1,242,146	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,167,058,913)		4,188,636,207

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	37,670,915	37,670,915	0.9%

SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	24,073,101	278,453,555	6.5%

TOTAL INVESTMENTS—(100.0%) (Cost $2,483,145,437)		$4,504,760,677	106.4%

As of April 30, 2023, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	177	06/16/23	$35,314,094	$37,068,225	$1,754,131

Total Futures Contracts			$35,314,094	$37,068,225	$1,754,131

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$257,390,222	$24,384	—	$257,414,606
Consumer Discretionary	479,901,968	3,020,683	—	482,922,651
Consumer Staples	230,726,430	131,817	—	230,858,247
Energy	360,962,659	—	—	360,962,659
Financials	900,672,904	168,344	—	900,841,248
Health Care	421,106,166	815,098	$762,148	422,683,412
Industrials	767,128,494	440,717	7,579	767,576,790
Information Technology	394,652,568	—	—	394,652,568
Materials	298,052,798	94,204	—	298,147,002
Real Estate	23,120,549	13,269	—	23,133,818
Utilities	48,201,060	—	—	48,201,060
Preferred Stocks
Communication Services	294,034	—	—	294,034
Consumer Discretionary	147,426	—	—	147,426
Industrials	800,686	—	—	800,686
Temporary Cash Investments	37,670,915	—	—	37,670,915

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$278,453,555	—	$278,453,555
Futures Contracts**	$1,754,131	—	—	1,754,131

TOTAL	$4,222,583,010	$283,162,071	$769,727^	$4,506,514,808

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

36

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.7%)
COMMUNICATION SERVICES — (2.7%)
	Iridium Communications, Inc.	575,682	$36,538,537	0.3%
	Other Securities		349,977,877	2.6%

TOTAL COMMUNICATION SERVICES			386,516,414	2.9%

CONSUMER DISCRETIONARY — (13.3%)
#*	Asbury Automotive Group, Inc.	158,010	30,568,615	0.2%
	Murphy USA, Inc.	152,990	42,107,438	0.3%
#	Penske Automotive Group, Inc.	256,204	35,504,750	0.3%
*	Taylor Morrison Home Corp.	846,325	36,468,144	0.3%
	Valvoline, Inc.	885,550	30,595,752	0.2%
	Other Securities		1,746,539,021	13.1%

TOTAL CONSUMER DISCRETIONARY			1,921,783,720	14.4%

CONSUMER STAPLES — (4.5%)
	Coca-Cola Consolidated, Inc.	54,568	32,165,653	0.2%
#	Inter Parfums, Inc.	234,744	35,631,792	0.3%
	Lancaster Colony Corp.	161,749	33,824,951	0.3%
	Other Securities		555,108,446	4.1%

TOTAL CONSUMER STAPLES			656,730,842	4.9%

ENERGY — (4.6%)
	Other Securities		670,382,714	5.0%

FINANCIALS — (17.4%)
	Evercore, Inc., Class A	267,875	30,556,501	0.2%
	FirstCash Holdings, Inc.	307,746	31,707,070	0.2%
	RLI Corp.	248,926	34,613,160	0.3%
#	Selective Insurance Group, Inc.	396,604	38,204,863	0.3%
	Other Securities		2,387,442,834	17.8%

TOTAL FINANCIALS			2,522,524,428	18.8%

HEALTH CARE — (10.3%)
*	CorVel Corp.	157,571	31,834,069	0.2%
	Ensign Group, Inc.	424,098	41,175,675	0.3%
*	Lantheus Holdings, Inc.	494,601	42,263,655	0.3%
*	Medpace Holdings, Inc.	163,980	32,818,957	0.3%
*	Merit Medical Systems, Inc.	403,213	32,777,185	0.3%
#	Select Medical Holdings Corp.	1,008,311	30,753,485	0.2%
	Other Securities		1,272,921,273	9.5%

TOTAL HEALTH CARE			1,484,544,299	11.1%

INDUSTRIALS — (19.2%)
	AAON, Inc.	409,694	40,150,012	0.3%
*	Aerojet Rocketdyne Holdings, Inc.	707,916	39,933,542	0.3%
	Applied Industrial Technologies, Inc.	272,046	36,905,760	0.3%
*	Atkore, Inc.	257,880	32,577,980	0.3%
*	Casella Waste Systems, Inc., Class A	397,666	35,392,274	0.3%
	Comfort Systems USA, Inc.	287,366	42,958,343	0.3%

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	188,880	$32,298,480	0.2%
*	ExlService Holdings, Inc.	253,105	45,148,870	0.3%
	Exponent, Inc.	397,601	36,599,172	0.3%
*	FTI Consulting, Inc.	175,457	31,669,988	0.2%
#	GATX Corp.	268,237	30,554,877	0.2%
	MSA Safety, Inc.	265,964	34,508,829	0.3%
*	Saia, Inc.	108,827	32,405,416	0.3%
	Simpson Manufacturing Co., Inc.	339,115	42,653,885	0.3%
	Timken Co.	427,105	32,823,019	0.3%
*	TriNet Group, Inc.	389,730	36,159,149	0.3%
	Triton International Ltd.	446,876	36,943,239	0.3%
	UFP Industries, Inc.	457,594	35,930,281	0.3%
	Valmont Industries, Inc.	106,122	30,834,808	0.2%
	Watts Water Technologies, Inc., Class A	208,817	33,771,973	0.3%
	Other Securities		2,058,413,515	15.1%

TOTAL INDUSTRIALS			2,778,633,412	20.7%

INFORMATION TECHNOLOGY — (10.5%)
	Amkor Technology, Inc.	1,479,289	33,091,695	0.3%
*	Cirrus Logic, Inc.	379,987	32,599,085	0.3%
#*	Insight Enterprises, Inc.	271,478	32,835,264	0.3%
#*	Novanta, Inc.	254,279	38,864,002	0.3%
	Power Integrations, Inc.	433,937	31,581,935	0.2%
	Other Securities		1,343,390,975	9.9%

TOTAL INFORMATION TECHNOLOGY			1,512,362,956	11.3%

MATERIALS — (5.6%)
	Commercial Metals Co.	723,546	33,782,363	0.3%
	Element Solutions, Inc.	1,868,610	33,915,271	0.3%
	Louisiana-Pacific Corp.	543,675	32,479,144	0.2%
	Silgan Holdings, Inc.	656,892	32,358,500	0.2%
	Other Securities		672,509,725	5.0%

TOTAL MATERIALS			805,045,003	6.0%

REAL ESTATE — (0.5%)
	Other Securities		66,538,612	0.5%

UTILITIES — (3.1%)
	PNM Resources, Inc.	635,715	30,596,963	0.2%
	Other Securities		419,048,625	3.2%

TOTAL UTILITIES			449,645,588	3.4%

TOTAL COMMON STOCKS			13,254,707,988	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		290,378	0.0%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$3,602,422	0.0%

TOTAL PREFERRED STOCKS		3,892,800	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,114,436,043)		13,258,600,788

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	122,506,574	122,506,574	0.9%

SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	92,894,016	1,074,505,088	8.1%

TOTAL INVESTMENTS—(100.0%) (Cost $9,311,301,842)		$14,455,612,450	108.0%

As of April 30, 2023, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	609	06/16/23	$119,990,524	$127,539,826	$7,549,302

Total Futures Contracts			$119,990,524	$127,539,826	$7,549,302

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$386,455,500	$60,914	—	$386,516,414
Consumer Discretionary	1,894,069,699	27,714,021	—	1,921,783,720
Consumer Staples	655,850,139	880,703	—	656,730,842
Energy	670,382,714	—	—	670,382,714
Financials	2,518,567,236	3,957,192	—	2,522,524,428
Health Care	1,474,857,062	6,379,931	$3,307,306	1,484,544,299
Industrials	2,778,601,376	13,876	18,160	2,778,633,412
Information Technology	1,511,365,891	990,000	7,065	1,512,362,956
Materials	804,165,458	846,008	33,537	805,045,003
Real Estate	66,529,766	8,846	—	66,538,612
Utilities	449,645,588	—	—	449,645,588
Preferred Stocks
Communication Services	290,378	—	—	290,378
Industrials	3,602,422	—	—	3,602,422
Temporary Cash Investments	122,506,574	—	—	122,506,574

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$1,074,505,088	—	$1,074,505,088
Futures Contracts**	$7,549,302	—	—	7,549,302

TOTAL	$13,344,439,105	$1,115,356,579	$3,366,068^	$14,463,161,752

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

40

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (87.8%)
COMMUNICATION SERVICES — (3.0%)
	Other Securities		$212,629,659	3.4%

CONSUMER DISCRETIONARY — (12.0%)
*	Boot Barn Holdings, Inc.	218,493	15,834,188	0.3%
*	Cavco Industries, Inc.	67,389	20,231,526	0.3%
#	Group 1 Automotive, Inc.	75,809	17,017,604	0.3%
*	ODP Corp.	354,824	15,331,945	0.3%
*	Taylor Morrison Home Corp.	448,504	19,326,037	0.3%
*	Tri Pointe Homes, Inc.	625,733	17,946,022	0.3%
	Other Securities		738,376,236	11.7%

TOTAL CONSUMER DISCRETIONARY			844,063,558	13.5%

CONSUMER STAPLES — (5.0%)
#	Edgewell Personal Care Co.	360,314	15,734,912	0.3%
*	elf Beauty, Inc.	202,613	18,794,382	0.3%
*	Hostess Brands, Inc.	659,960	17,000,570	0.3%
#	Inter Parfums, Inc.	160,958	24,431,815	0.4%
#	Weis Markets, Inc.	196,657	16,222,236	0.3%
	Other Securities		260,185,055	4.0%

TOTAL CONSUMER STAPLES			352,368,970	5.6%

ENERGY — (4.7%)
#*	CNX Resources Corp.	1,161,237	18,034,011	0.3%
	Other Securities		314,683,868	5.0%

TOTAL ENERGY			332,717,879	5.3%

FINANCIALS — (16.6%)
#	BancFirst Corp.	237,248	18,953,743	0.3%
*	Bancorp, Inc.	494,971	15,794,525	0.3%
	First BanCorp.	1,576,127	18,519,492	0.3%
	Piper Sandler Cos	134,207	18,176,996	0.3%
	WSFS Financial Corp.	449,053	15,793,194	0.3%
	Other Securities		1,076,772,059	17.2%

TOTAL FINANCIALS			1,164,010,009	18.7%

HEALTH CARE — (11.4%)
*	CorVel Corp.	172,288	34,807,345	0.6%
*	Prestige Consumer Healthcare, Inc.	285,192	17,547,864	0.3%
	Other Securities		747,894,424	11.9%

TOTAL HEALTH CARE.			800,249,633	12.8%

INDUSTRIALS — (17.2%)
#	AAON, Inc.	181,845	17,820,810	0.3%
*	AeroVironment, Inc.	151,819	15,286,655	0.2%
	Alamo Group, Inc.	91,149	16,108,763	0.3%
	Albany International Corp., Class A	178,866	16,314,368	0.3%
#	ArcBest Corp.	191,857	18,111,301	0.3%
	Boise Cascade Co.	282,825	19,319,776	0.3%

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	CBIZ, Inc.	406,188	$21,402,046	0.3%
	Comfort Systems USA, Inc.	128,595	19,223,667	0.3%
	ESCO Technologies, Inc.	174,924	16,367,639	0.3%
	Federal Signal Corp.	327,771	16,840,874	0.3%
	Forward Air Corp.	191,213	20,174,884	0.3%
	Kadant, Inc.	84,503	15,703,192	0.3%
	Matson, Inc.	225,848	15,364,439	0.3%
	McGrath RentCorp.	184,266	16,377,562	0.3%
*	MYR Group, Inc.	136,039	17,411,632	0.3%
#	Veritiv Corp.	173,696	19,952,460	0.3%
	Other Securities		927,025,331	14.7%

TOTAL INDUSTRIALS			1,208,805,399	19.4%

INFORMATION TECHNOLOGY — (10.1%)
*	Axcelis Technologies, Inc.	134,645	15,928,503	0.3%
	Badger Meter, Inc.	144,183	19,079,736	0.3%
	Belden, Inc.	204,344	16,120,698	0.3%
#*	Insight Enterprises, Inc.	125,128	15,134,232	0.3%
#	Kulicke & Soffa Industries, Inc.	372,420	17,749,537	0.3%
*	Plexus Corp.	205,049	17,935,636	0.3%
#	Progress Software Corp.	298,601	16,387,223	0.3%
*	Rambus, Inc.	348,268	15,442,203	0.3%
#*	Super Micro Computer, Inc.	163,098	17,195,422	0.3%
	Other Securities		558,763,457	8.7%

TOTAL INFORMATION TECHNOLOGY			709,736,647	11.4%

MATERIALS — (4.8%)
	Innospec, Inc.	180,162	18,309,864	0.3%
	Materion Corp.	151,333	16,390,877	0.3%
	Other Securities		303,816,682	4.8%

TOTAL MATERIALS			338,517,423	5.4%

REAL ESTATE — (0.8%)
#	St. Joe Co.	421,390	17,319,129	0.3%
	Other Securities		37,024,056	0.6%

TOTAL REAL ESTATE			54,343,185	0.9%

UTILITIES — (2.2%)
	Chesapeake Utilities Corp.	123,935	15,305,972	0.2%
#	Otter Tail Corp.	297,207	21,384,044	0.3%
	Other Securities		113,360,063	1.9%

TOTAL UTILITIES			150,050,079	2.4%

TOTAL COMMON STOCKS			6,167,492,441	98.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		289,784	0.0%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,510,253	0.0%

TOTAL PREFERRED STOCKS		1,800,037	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,981,574,400)		6,169,292,478

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	62,545,814	62,545,814	1.0%

SECURITIES LENDING COLLATERAL — (11.3%)
@§ The DFA Short Term Investment Fund	68,829,596	796,151,938	12.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,840,242,201)		$7,027,990,230	112.6%

As of April 30, 2023, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index.	324	06/16/23	$64,202,070	$67,853,700	$3,651,630

Total Futures Contracts			$64,202,070	$67,853,700	$3,651,630

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$212,373,712	$255,947	—	$212,629,659
Consumer Discretionary	843,913,361	150,197	—	844,063,558
Consumer Staples	346,347,913	6,021,057	—	352,368,970
Energy	332,665,456	52,423	—	332,717,879
Financials	1,158,663,474	5,346,535	—	1,164,010,009
Health Care	798,177,111	726,280	$1,346,242	800,249,633
Industrials	1,208,737,350	—	68,049	1,208,805,399
Information Technology	707,297,953	2,435,770	2,924	709,736,647
Materials	338,039,462	471,904	6,057	338,517,423
Real Estate	54,223,764	119,421	—	54,343,185
Utilities	150,050,079	—	—	150,050,079
Preferred Stocks
Communication Services	289,784	—	—	289,784
Industrials	1,510,253	—	—	1,510,253
Temporary Cash Investments	62,545,814	—	—	62,545,814

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$796,151,938	—		$796,151,938
Futures Contracts**	$3,651,630	—	—		3,651,630

TOTAL	$6,218,487,116	$811,731,472	$1,423,272	^	$7,031,641,860

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (2.4%)
Verizon Communications, Inc.	1,894,925	$73,579,938	1.6%
Other Securities		38,501,356	0.8%

TOTAL COMMUNICATION SERVICES		112,081,294	2.4%

CONSUMER DISCRETIONARY — (11.2%)
Home Depot, Inc.	429,537	129,093,050	2.8%
Lowe’s Cos., Inc.	159,947	33,241,785	0.7%
NIKE, Inc., Class B	353,147	44,750,788	1.0%
* O’Reilly Automotive, Inc.	38,119	34,966,940	0.8%
Ross Stores, Inc.	348,574	37,203,303	0.8%
TJX Cos., Inc.	600,719	47,348,672	1.0%
Other Securities		195,201,227	4.1%

TOTAL CONSUMER DISCRETIONARY		521,805,765	11.2%

CONSUMER STAPLES — (13.4%)
Altria Group, Inc.	711,043	33,781,653	0.7%
Coca-Cola Co.	1,429,132	91,678,818	2.0%
Costco Wholesale Corp.	167,842	84,461,451	1.8%
Kroger Co.	743,305	36,146,922	0.8%
PepsiCo, Inc.	664,457	126,838,197	2.7%
Procter & Gamble Co.	274,144	42,870,639	0.9%
Target Corp.	269,232	42,471,348	0.9%
Other Securities		163,778,182	3.6%

TOTAL CONSUMER STAPLES		622,027,210	13.4%

ENERGY — (2.8%)
ConocoPhillips	511,268	52,604,365	1.1%
Occidental Petroleum Corp.	557,073	34,276,702	0.7%
Other Securities		44,404,888	1.0%

TOTAL ENERGY		131,285,955	2.8%

FINANCIALS — (10.1%)
American Express Co.	354,187	57,144,530	1.2%
Ameriprise Financial, Inc.	106,466	32,484,906	0.7%
Mastercard, Inc., Class A	342,337	130,098,330	2.8%
Visa, Inc., Class A	621,862	144,725,943	3.1%
Other Securities		103,628,634	2.3%

TOTAL FINANCIALS		468,082,343	10.1%

HEALTH CARE — (15.3%)
AbbVie, Inc.	814,342	123,063,363	2.7%
Amgen, Inc.	263,714	63,222,794	1.4%
Bristol-Myers Squibb Co.	813,510	54,318,063	1.2%
Eli Lilly & Co.	378,776	149,942,267	3.2%
Gilead Sciences, Inc.	694,162	57,067,058	1.2%
Merck & Co., Inc.	493,090	56,937,102	1.2%
Zoetis, Inc.	201,953	35,499,298	0.8%

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$168,377,055	3.6%

TOTAL HEALTH CARE		708,427,000	15.3%

INDUSTRIALS — (14.2%)
3M Co.	310,822	33,015,513	0.7%
Automatic Data Processing, Inc.	186,986	41,136,920	0.9%
Caterpillar, Inc.	272,530	59,629,564	1.3%
Deere & Co.	147,838	55,885,721	1.2%
Illinois Tool Works, Inc.	135,400	32,758,676	0.7%
Lockheed Martin Corp.	112,034	52,034,191	1.1%
Union Pacific Corp.	308,247	60,323,938	1.3%
United Parcel Service, Inc., Class B	393,803	70,809,717	1.5%
Waste Management, Inc.	218,335	36,254,527	0.8%
WW Grainger, Inc.	44,501	30,953,561	0.7%
Other Securities		183,948,059	3.9%

TOTAL INDUSTRIALS		656,750,387	14.1%

INFORMATION TECHNOLOGY — (27.2%)
Accenture PLC, Class A	293,879	82,371,345	1.8%
Apple, Inc.	1,441,023	244,512,783	5.3%
Applied Materials, Inc.	493,558	55,786,861	1.2%
Broadcom, Inc.	206,313	129,255,094	2.8%
International Business Machines Corp.	476,470	60,230,573	1.3%
Lam Research Corp.	72,492	37,991,607	0.8%
Microsoft Corp.	828,326	254,511,447	5.5%
Oracle Corp.	1,054,524	99,884,513	2.2%
QUALCOMM, Inc.	560,047	65,413,490	1.4%
Texas Instruments, Inc.	439,280	73,447,616	1.6%
Other Securities		160,099,133	3.3%

TOTAL INFORMATION TECHNOLOGY		1,263,504,462	27.2%

MATERIALS — (2.6%)
LyondellBasell Industries NV, Class A	311,555	29,476,219	0.6%
Nucor Corp.	249,069	36,907,044	0.8%
Other Securities		53,089,302	1.2%

TOTAL MATERIALS		119,472,565	2.6%

TOTAL COMMON STOCKS (Cost $3,394,817,835)		4,603,436,981	99.1%

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	35,601,045	35,601,045	0.7%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	309,583	3,580,945	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,433,999,238)		$4,642,618,971	99.9%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2023, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	158	06/16/23	$31,525,576	$33,089,150	$1,563,574

Total Futures Contracts			$31,525,576	$33,089,150	$1,563,574

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$112,081,294	—	—	$112,081,294
Consumer Discretionary	521,505,537	$300,228	—	521,805,765
Consumer Staples	622,027,210	—	—	622,027,210
Energy	131,285,955	—	—	131,285,955
Financials	468,082,343	—	—	468,082,343
Health Care	708,427,000	—	—	708,427,000
Industrials	656,750,387	—	—	656,750,387
Information Technology	1,263,504,462	—	—	1,263,504,462
Materials	119,472,565	—	—	119,472,565
Temporary Cash Investments	35,601,045	—	—	35,601,045
Securities Lending Collateral	—	3,580,945	—	3,580,945
Futures Contracts**	1,563,574	—	—	1,563,574

TOTAL	$4,640,301,372	$3,881,173	—	$4,644,182,545

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.0%)
REAL ESTATE — (97.0%)
#	Agree Realty Corp.	585,659	$39,818,955	0.5%
	Alexandria Real Estate Equities, Inc.	1,079,596	134,064,231	1.8%
	American Homes 4 Rent, Class A	2,108,252	70,120,462	0.9%
	American Tower Corp.	3,027,468	618,784,185	8.1%
	Americold Realty Trust, Inc.	1,742,787	51,569,067	0.7%
	Apartment Income REIT Corp.	966,317	35,734,403	0.5%
	AvalonBay Communities, Inc.	908,931	163,943,884	2.1%
	Boston Properties, Inc.	970,601	51,791,269	0.7%
	Brixmor Property Group, Inc.	1,945,362	41,494,571	0.5%
	Camden Property Trust	654,158	71,990,088	0.9%
	Crown Castle, Inc.	2,692,457	331,414,532	4.3%
	CubeSmart	1,461,129	66,466,758	0.9%
	Digital Realty Trust, Inc.	1,897,205	188,107,876	2.5%
	EastGroup Properties, Inc.	285,021	47,473,098	0.6%
	Equinix, Inc.	607,061	439,560,729	5.8%
	Equity LifeStyle Properties, Inc.	1,146,079	78,964,843	1.0%
	Equity Residential	2,345,230	148,335,797	1.9%
	Essex Property Trust, Inc.	420,114	92,311,649	1.2%
	Extra Space Storage, Inc.	875,013	133,036,977	1.7%
	Federal Realty Investment Trust	469,614	46,440,128	0.6%
	First Industrial Realty Trust, Inc.	856,050	44,916,943	0.6%
	Gaming & Leisure Properties, Inc.	1,711,804	89,013,808	1.2%
	Healthcare Realty Trust, Inc., Class A	2,450,371	48,468,338	0.6%
	Healthpeak Properties, Inc.	3,591,594	78,907,320	1.0%
	Host Hotels & Resorts, Inc.	4,622,522	74,746,181	1.0%
	Invitation Homes, Inc.	3,975,664	132,667,908	1.7%
#	Iron Mountain, Inc.	1,886,880	104,231,251	1.4%
	Kimco Realty Corp.	4,006,913	76,892,660	1.0%
	Lamar Advertising Co., Class A	568,396	60,068,089	0.8%
	Life Storage, Inc.	554,600	74,527,148	1.0%
#	Medical Properties Trust, Inc.	3,886,946	34,088,516	0.4%
	Mid-America Apartment Communities, Inc.	760,905	117,027,189	1.5%
	National Retail Properties, Inc.	1,181,078	51,376,893	0.7%
#	Omega Healthcare Investors, Inc.	1,519,237	40,654,782	0.5%
	Prologis, Inc.	6,010,071	752,761,393	9.9%
	Public Storage	1,030,597	303,850,914	4.0%
	Realty Income Corp.	4,343,758	272,961,753	3.6%
	Regency Centers Corp.	1,000,881	61,484,120	0.8%
	Rexford Industrial Realty, Inc.	1,288,580	71,864,107	0.9%
	SBA Communications Corp.	703,161	183,447,673	2.4%
	Simon Property Group, Inc.	2,124,250	240,720,010	3.2%
	Spirit Realty Capital, Inc.	915,490	35,209,745	0.5%
	STAG Industrial, Inc.	1,173,711	39,753,592	0.5%
	Sun Communities, Inc.	806,272	112,015,369	1.5%
	UDR, Inc.	2,133,638	88,183,259	1.2%
	Ventas, Inc.	2,600,807	124,968,776	1.6%
	VICI Properties, Inc.	6,533,687	221,753,337	2.9%
	Welltower, Inc.	3,222,298	255,270,448	3.3%
	WP Carey, Inc.	1,382,532	102,583,874	1.3%

48

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$815,732,493	10.8%

TOTAL COMMON STOCKS (Cost $4,813,837,758)		7,561,571,391	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	67,967,544	67,967,544	0.9%

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	14,570,208	168,533,591	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,050,325,284)		$7,798,072,526	102.1%

As of April 30, 2023, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	309	06/16/23	$61,225,923	$64,712,325	$3,486,402

Total Futures Contracts			$61,225,923	$64,712,325	$3,486,402

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$7,561,571,391	—	—	$7,561,571,391
Temporary Cash Investments	67,967,544	—	—	67,967,544
Securities Lending Collateral	—	$168,533,591	—	168,533,591
Futures Contracts**	3,486,402	—	—	3,486,402

TOTAL	$7,633,025,337	$168,533,591	—	$7,801,558,928

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$22,783,485	—
Investment Securities at Value (including $1,933, $20,052, $0 and $860,061 of securities on loan, respectively)	$210,892	$1,596,539	—	$11,400,737
Temporary Cash Investments at Value & Cost	—	2,306	—	89,357
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,976, $3,971, $0 and $698,093, respectively)	1,977	3,971	—	698,209
Segregated Cash for Futures Contracts	—	—	—	5,555
Foreign Currencies at Value	15	—	—	—
Cash	3,688	—	—	—
Receivables:
Investment Securities Sold	—	1,970	—	18,529
Dividends and Interest	1,575	1,295	—	4,372
Securities Lending Income	1	4	—	180
Fund Shares Sold	18	251	10,170	5,718
Futures Margin Variation	4,077	—	—	862
Unrealized Gain on Forward Currency Contracts	232	—	—	—
Prepaid Expenses and Other Assets	16	18	109	99

Total Assets	222,491	1,606,354	22,793,764	12,223,618

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,976	3,986	—	698,600
Investment Securities Purchased	—	480	—	2,946
Fund Shares Redeemed	1	1,872	14,314	9,306
Due to Advisor	17	131	1,676	2,584
Unrealized Loss on Forward Currency Contracts	58	—	—	—
Accrued Expenses and Other Liabilities	29	107	501	572

Total Liabilities	2,081	6,576	16,491	714,008

NET ASSETS	$220,410	$1,599,778	$22,777,273	$11,509,610

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $33,419 and shares outstanding of 0, 0, 0 and 1,241,347, respectively	N/A	N/A	N/A	$26.92

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $73,112 and shares outstanding of 0, 0, 0 and 2,731,618, respectively	N/A	N/A	N/A	$26.77

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $220,410; $1,599,778; $22,777,273 and $11,403,079 and shares outstanding of 19,820,822, 66,960,233, 543,290,636 and 423,507,210, respectively	$11.12	$23.89	$41.92	$26.93

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$217,375	$796,237	N/A	$8,383,100

Foreign Currencies at Cost	$15	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$278,804	$747,582	$13,641,862	$8,101,376
Total Distributable Earnings (Loss)	(58,394)	852,196	9,135,411	3,408,234

NET ASSETS	$220,410	$1,599,778	$22,777,273	$11,509,610

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,402,544, $1,035,431, $1,250,844 and $322,945 of securities on loan, respectively)	$13,105,428	$28,513,309	$29,330,995	$4,188,636
Temporary Cash Investments at Value & Cost	128,336	242,325	255,183	37,671
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,164,689, $864,950, $950,244 and $278,416, respectively)	1,164,800	864,992	950,371	278,454
Segregated Cash for Futures Contracts	6,541	13,160	13,541	1,982
Cash	—	1,013	1,213	461
Receivables:
Investment Securities Sold	17,191	19,315	14,030	3,964
Dividends and Interest	5,562	23,663	23,024	2,989
Securities Lending Income	210	249	280	69
Fund Shares Sold	7,607	12,487	7,843	1,476
Futures Margin Variation	1,015	2,041	2,100	308
Prepaid Expenses and Other Assets	120	157	155	38

Total Assets	14,436,810	29,692,711	30,598,735	4,516,048

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,164,846	865,393	950,878	278,539
Investment Securities Purchased	26,694	10,802	11,561	3,163
Fund Shares Redeemed	7,785	10,922	13,205	1,222
Due to Advisor	3,056	2,821	3,871	871
Accrued Expenses and Other Liabilities	743	939	1,069	212

Total Liabilities	1,203,124	890,877	980,584	284,007

NET ASSETS	$13,233,686	$28,801,834	$29,618,151	$4,232,041

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,233,686; $28,801,834; $29,618,151 and $4,232,041 and shares outstanding of 344,720,743, 911,215,461, 1,034,361,897 and 196,022,943, respectively	$38.39	$31.61	$28.63	$21.59

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,415,551	$12,811,624	$13,266,510	$2,167,059

NET ASSETS CONSIST OF:
Paid-In Capital	$8,833,265	$12,634,616	$12,855,594	$2,070,792
Total Distributable Earnings (Loss)	4,400,421	16,167,218	16,762,557	2,161,249

NET ASSETS	$13,233,686	$28,801,834	$29,618,151	$4,232,041

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,340,094, $936,564, $3,469 and $183,781 of securities on loan, respectively)	$13,258,601	$6,169,292	$4,603,437	$7,561,571
Temporary Cash Investments at Value & Cost	122,507	62,546	35,601	67,968
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,074,359, $796,122, $3,580 and $168,520, respectively)	1,074,505	796,152	3,581	168,534
Segregated Cash for Futures Contracts	7,503	3,629	1,769	3,461
Cash	3,996	2,582	—	—
Receivables:
Investment Securities Sold	3,360	5,083	3,254	—
Dividends and Interest	4,557	2,548	5,348	5,263
Securities Lending Income	303	143	2	29
Fund Shares Sold	6,216	5,293	1,350	3,821
Futures Margin Variation	1,058	563	275	537
Prepaid Expenses and Other Assets	92	48	85	57

Total Assets	14,482,698	7,047,879	4,654,702	7,811,241

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,075,144	796,328	3,578	168,848
Investment Securities Purchased	6,835	6,310	—	—
Fund Shares Redeemed	7,795	2,380	4,414	5,506
Due to Advisor	2,771	1,974	723	955
Accrued Expenses and Other Liabilities	676	357	243	521

Total Liabilities	1,093,221	807,349	8,958	175,830

NET ASSETS	$13,389,477	$6,240,530	$4,645,744	$7,635,411

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,389,477; $6,240,530; $4,645,744 and $7,635,411 and shares outstanding of 343,596,590, 274,507,389, 256,289,708 and 204,407,799, respectively	$38.97	$22.73	$18.13	$37.35

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$8,114,436	$3,981,574	$3,394,818	$4,813,837

NET ASSETS CONSIST OF:
Paid-In Capital	$7,570,320	$3,792,765	$3,397,259	$4,841,700
Total Distributable Earnings (Loss)	5,819,157	2,447,765	1,248,485	2,793,711

NET ASSETS	$13,389,477	$6,240,530	$4,645,744	$7,635,411

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$290,554	—
Interest	—	—	3,948	—
Income from Securities Lending	—	—	364	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,513)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	282,353	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $4, $0 and $155, respectively)	—	$14,137	—	$115,127
Interest	$3,433	—	—	—
Income from Securities Lending	5	36	—	1,128

Total Fund Investment Income	3,438	14,173	—	116,255

Fund Expenses
Investment Management Fees	140	794	21,910	16,203
Accounting & Transfer Agent Fees	24	156	1,516	685
S&P 500® Fees	8	—	—	—
Custodian Fees	8	11	—	89
Shareholder Servicing Fees
Class R1 Shares	—	—	—	17
Class R2 Shares	—	—	—	92
Filing Fees	11	17	105	84
Shareholders’ Reports	11	19	165	166
Directors’/Trustees’ Fees & Expenses	2	7	94	48
Professional Fees	1	10	90	77
Previously Waived Fees Recovered by Advisor (Note C)	1	—	—	—
Other	4	36	65	161

Total Fund Expenses	210	1,050	23,945	17,622

Fees Waived, Expenses Reimbursed by Advisor (Note C)	34	—	11,531	—
Fees Paid Indirectly (Note C)	3	—	—	—

Net Expenses	173	1,050	12,414	17,622

Net Investment Income (Loss)	3,265	13,123	269,939	98,633

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,137)	52,149	—	391,438
Affiliated Investment Companies Shares Sold	(1)	(1)	—	(82)
Transactions Allocated from Affiliated Investment Company**	—	—	569,767	—
Futures	(8,205)	19	—	2,549
Foreign Currency Transactions	10	—	—	—
Forward Currency Contracts	(539)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,309	49,517	—	(755,194)
Affiliated Investment Companies Shares	4	3	—	432
Transactions Allocated from Affiliated Investment Company	—	—	(234,014)	—
Futures	21,604	—	—	1,248
Translation of Foreign Currency-Denominated Amounts	8	—	—	—
Forward Currency Contracts	(348)	—	—	—

Net Realized and Unrealized Gain (Loss)	16,705	101,687	335,753	(359,609)

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,970	$114,810	$605,692	$(260,976)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $266, $86, $96 and $23, respectively)	$146,105	$257,379	$264,786	$43,348
Income from Securities Lending	1,219	1,472	1,689	420

Total Investment Income	147,324	258,851	266,475	43,768

Expenses
Investment Management Fees	19,490	16,858	23,346	5,451
Accounting & Transfer Agent Fees	1,162	2,408	2,395	401
Custodian Fees	98	148	153	31
Filing Fees	94	201	155	35
Shareholders’ Reports	161	139	146	46
Directors’/Trustees’ Fees & Expenses	57	114	119	18
Professional Fees	76	169	176	24
Other	173	361	379	60

Total Expenses	21,311	20,398	26,869	6,066

Net Expenses	21,311	20,398	26,869	6,066

Net Investment Income (Loss)	126,013	238,453	239,606	37,702

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	652,086	394,891	623,485	131,337
Affiliated Investment Companies Shares Sold	77	101	(98)	(13)
Futures	13,743	(5,052)	(1,231)	(1,242)
In-Kind Redemptions	73,233	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,245,488)	1,058,765	805,210	(122,415)
Affiliated Investment Companies Shares	430	443	470	142
Futures	(1,091)	20,253	16,313	2,864

Net Realized and Unrealized Gain (Loss)	(507,010)	1,469,401	1,444,149	10,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$(380,997)	$1,707,854	$1,683,755	$48,375

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $112, $76, $2 and $0, respectively)	$112,915	$53,939	$46,607	$136,672
Income from Securities Lending	1,601	817	27	198

Total Investment Income	114,516	54,756	46,634	136,870

Fund Expenses
Investment Management Fees	17,232	12,236	4,401	6,669
Accounting & Transfer Agent Fees	925	515	469	694
Custodian Fees	109	60	25	46
Filing Fees	70	63	61	64
Shareholders’ Reports	141	62	70	142
Directors’/Trustees’ Fees & Expenses	55	26	19	34
Professional Fees	76	35	28	47
Other	177	79	77	97

Total Fund Expenses	18,785	13,076	5,150	7,793

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	732

Net Expenses	18,785	13,076	5,150	7,061

Net Investment Income (Loss)	95,731	41,680	41,484	129,809

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	668,677	226,600	31,763	61,879
Affiliated Investment Companies Shares Sold	(74)	(34)	7	(82)
Futures	4,578	(15)	(1,483)	5,114
In-Kind Redemptions	750	30,284	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(866,590)	(477,417)	286,021	49,076
Affiliated Investment Companies Shares	651	264	1	173
Futures	3,633	1,673	3,000	766

Net Realized and Unrealized Gain (Loss)	(188,375)	(218,645)	319,309	116,926

Net Increase (Decrease) in Net Assets Resulting from Operations	$(92,644)	$(176,965)	$360,793	$246,735

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,265	$4,235	$13,123	$27,396	$269,939	$502,676
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,137)	(18,469)	52,149	55,532	—	—
Affiliated Investment Companies Shares Sold	(1)	2	(1)	(4)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	569,767	638,941
Futures	(8,205)	(26,807)	19	107	—	—
Foreign Currency Transactions	10	(30)	—	—	—	—
Forward Currency Contracts	(539)	8,012	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,309	(10,721)	49,517	(370,165)	—	—
Affiliated Investment Companies Shares	4	(2)	3	(5)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(234,014)	(2,005,602)
Futures	21,604	(30,214)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	8	(23)	—	—	—	—
Forward Currency Contracts	(348)	3,153	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	19,970	(70,864)	114,810	(287,139)	605,692	(863,985)

Distributions:
Institutional Class Shares	(4,302)	(133,571)	(61,525)	(90,612)	(789,599)	(1,117,729)
Capital Share Transactions (1):
Shares Issued	8,139	48,491	62,484	213,960	1,437,769	4,190,043
Shares Issued in Lieu of Cash Distributions	4,289	133,398	54,448	81,512	720,290	1,033,573
Shares Redeemed	(66,327)	(145,680)	(184,237)	(504,737)	(2,491,766)	(5,256,718)

Net Increase (Decrease) from Capital Share Transactions	(53,899)	36,209	(67,305)	(209,265)	(333,707)	(33,102)

Total Increase (Decrease) in Net Assets	(38,231)	(168,226)	(14,020)	(587,016)	(517,614)	(2,014,816)
Net Assets
Beginning of Period	258,641	426,867	1,613,798	2,200,814	23,294,887	25,309,703

End of Period	$220,410	$258,641	$1,599,778	$1,613,798	$22,777,273	$23,294,887

(1) Shares Issued and Redeemed:
Shares Issued	770	3,691	2,699	8,558	34,014	96,435
Shares Issued in Lieu of Cash Distributions	404	10,160	2,353	3,061	17,127	23,697
Shares Redeemed	(6,309)	(11,934)	(7,941)	(20,072)	(58,814)	(120,437)

Net Increase (Decrease) from Shares Issued and Redeemed	(5,135)	1,917	(2,889)	(8,453)	(7,673)	(305)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$98,633	$177,788	$126,013	$231,839	$238,453	$449,395
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	391,438	481,149	652,086	724,122	394,891	746,757
Affiliated Investment Companies Shares Sold	(82)	(183)	77	(244)	101	(228)
Futures	2,549	(21,845)	13,743	(14,918)	(5,052)	(31,585)
In-Kind Redemptions	—	—	73,233	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(755,194)	(802,130)	(1,245,488)	(849,358)	1,058,765	(5,000,570)
Affiliated Investment Companies Shares	432	(345)	430	(387)	443	(421)
Futures	1,248	398	(1,091)	4,538	20,253	(15,318)

Net Increase (Decrease) in Net Assets Resulting from Operations	(260,976)	(165,168)	(380,997)	95,592	1,707,854	(3,851,970)

Distributions:
Class R1 Shares	(1,404)	(5,129)	—	—	—	—
Class R2 Shares	(3,169)	(5,446)	—	—	—	—
Institutional Class Shares	(513,794)	(964,425)	(825,814)	(1,470,644)	(874,742)	(1,269,285)

Total Distributions	(518,367)	(975,000)	(825,814)	(1,470,644)	(874,742)	(1,269,285)

Capital Share Transactions (1):
Shares Issued	1,300,467	2,691,895	1,109,759	2,634,579	1,531,052	4,313,735
Shares Issued in Lieu of Cash Distributions	484,439	935,419	755,277	1,344,674	842,095	1,221,541
Shares Redeemed	(1,349,388)	(3,369,049)	(1,768,977)	(3,405,110)	(2,459,707)	(5,743,780)

Net Increase (Decrease) from Capital Share Transactions	435,518	258,265	96,059	574,143	(86,560)	(208,504)

Total Increase (Decrease) in Net Assets	(343,825)	(881,903)	(1,110,752)	(800,909)	746,552	(5,329,759)
Net Assets
Beginning of Period	11,853,435	12,735,338	14,344,438	15,145,347	28,055,282	33,385,041

End of Period	$11,509,610	$11,853,435	$13,233,686	$14,344,438	$28,801,834	$28,055,282

(1) Shares Issued and Redeemed:
Shares Issued	45,399	93,255	27,290	63,267	49,428	132,367
Shares Issued in Lieu of Cash Distributions	17,414	32,294	18,970	32,160	27,351	35,760
Shares Redeemed	(47,766)	(116,048)	(43,012)	(80,833)	(79,406)	(175,289)

Net Increase (Decrease) from Shares Issued and Redeemed	15,047	9,501	3,248	14,594	(2,627)	(7,162)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$239,606	$448,257	$37,702	$70,009	$95,731	$163,574
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	623,485	908,780	131,337	159,333	668,677	597,912
Affiliated Investment Companies Shares Sold	(98)	(225)	(13)	(49)	(74)	(303)
Futures	(1,231)	(34,730)	(1,242)	(5,485)	4,578	(21,083)
In-Kind Redemptions	—	—	—	—	750	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	805,210	(5,092,843)	(122,415)	(594,083)	(866,590)	(2,273,036)
Affiliated Investment Companies Shares	470	(384)	142	(121)	651	(567)
Futures	16,313	(11,179)	2,864	(1,963)	3,633	(1,773)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,683,755	(3,782,324)	48,375	(372,359)	(92,644)	(1,535,276)

Distributions:
Institutional Class Shares	(1,024,622)	(1,676,395)	(176,467)	(387,023)	(612,129)	(1,001,810)
Capital Share Transactions (1):
Shares Issued	1,366,695	3,998,679	237,157	667,556	922,139	2,418,174
Shares Issued in Lieu of Cash Distributions	1,009,622	1,650,798	171,180	381,930	571,521	944,361
Shares Redeemed	(2,691,246)	(6,065,708)	(473,264)	(1,047,819)	(1,283,012)	(3,689,252)

Net Increase (Decrease) from Capital Share Transactions	(314,929)	(416,231)	(64,927)	1,667	210,648	(326,717)

Total Increase (Decrease) in Net Assets	344,204	(5,874,950)	(193,019)	(757,715)	(494,125)	(2,863,803)
Net Assets
Beginning of Period	29,273,947	35,148,897	4,425,060	5,182,775	13,883,602	16,747,405

End of Period	$29,618,151	$29,273,947	$4,232,041	$4,425,060	$13,389,477	$13,883,602

(1) Shares Issued and Redeemed:
Shares Issued	48,537	134,993	10,746	28,984	22,869	57,023
Shares Issued in Lieu of Cash Distributions	36,051	52,814	7,859	16,017	14,403	21,166
Shares Redeemed	(95,363)	(202,581)	(21,493)	(45,273)	(31,794)	(85,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(10,775)	(14,774)	(2,888)	(272)	5,478	(7,177)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,680	$72,387	$41,484	$84,301	$129,809	$195,121
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	226,600	280,167	31,763	113,487	61,879	343,226
Affiliated Investment Companies Shares Sold	(34)	(141)	7	(7)	(82)	(91)
Futures	(15)	(16,098)	(1,483)	(7,134)	5,114	(10,229)
In-Kind Redemptions	30,284	37,518	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(477,417)	(939,247)	286,021	(678,479)	49,076	(2,500,744)
Affiliated Investment Companies Shares	264	(266)	1	—	173	(185)
Futures	1,673	119	3,000	(2,379)	766	323

Net Increase (Decrease) in Net Assets Resulting from Operations	(176,965)	(565,561)	360,793	(490,211)	246,735	(1,972,579)

Distributions:
Institutional Class Shares	(283,212)	(741,898)	(126,011)	(193,881)	(454,375)	(291,803)
Capital Share Transactions (1):
Shares Issued	411,563	1,087,837	370,420	1,190,255	712,506	1,555,500
Shares Issued in Lieu of Cash Distributions	259,458	683,212	124,973	193,188	426,023	263,575
Shares Redeemed	(445,748)	(1,442,021)	(746,729)	(1,872,690)	(1,364,404)	(2,700,865)

Net Increase (Decrease) from Capital Share Transactions	225,273	329,028	(251,336)	(489,247)	(225,875)	(881,790)

Total Increase (Decrease) in Net Assets	(234,904)	(978,431)	(16,554)	(1,173,339)	(433,515)	(3,146,172)
Net Assets
Beginning of Period	6,475,434	7,453,865	4,662,298	5,835,637	8,068,926	11,215,098

End of Period	$6,240,530	$6,475,434	$4,645,744	$4,662,298	$7,635,411	$8,068,926

(1) Shares Issued and Redeemed:
Shares Issued	17,309	43,512	20,951	65,459	18,854	34,851
Shares Issued in Lieu of Cash Distributions	11,098	25,842	7,027	10,217	11,264	5,474
Shares Redeemed	(18,705)	(56,767)	(42,220)	(104,293)	(35,891)	(59,493)

Net Increase (Decrease) from Shares Issued and Redeemed	9,702	12,587	(14,242)	(28,617)	(5,773)	(19,168)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$18.53	$14.06	$14.02	$13.03	$14.54	$23.10		$28.11	$20.01	$18.61	$16.75	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.15	0.10	0.12	0.26	0.26	0.19		0.37	0.33	0.32	0.31	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.79		(2.48)	5.49	1.17	1.60	0.52	1.50		(4.19)	8.11	1.42	1.86	0.81

Total from Investment Operations	0.94		(2.33)	5.59	1.29	1.86	0.78	1.69		(3.82)	8.44	1.74	2.17	1.09

Less Distributions:
Net Investment Income	(0.18)		(0.11)	(0.13)	(0.11)	(0.30)	(0.25)	(0.17)		(0.34)	(0.34)	(0.31)	(0.31)	(0.27)
Net Realized Gains	—		(5.73)	(0.99)	(1.14)	(0.57)	(2.04)	(0.73)		(0.85)	—	(0.03)	—	—

Total Distributions	(0.18)		(5.84)	(1.12)	(1.25)	(0.87)	(2.29)	(0.90)		(1.19)	(0.34)	(0.34)	(0.31)	(0.27)

Net Asset Value, End of Period	$11.12		$10.36	$18.53	$14.06	$14.02	$13.03	$23.89		$23.10	$28.11	$20.01	$18.61	$16.75

Total Return	9.16	%(B)	(19.24%)	41.82%	9.55%	15.67%	5.62%	7.45	%(B)	(14.12%)	42.42%	9.52%	13.13%	6.82%

Net Assets, End of Period (thousands)	$220,410		$258,641	$426,867	$433,322	$386,750	$327,063	$1,599,778		$1,613,798	$2,200,814	$1,693,438	$1,611,529	$1,457,218
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.15%	0.13	%(C)	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18	%(C)	0.17%	0.17%	0.22%	0.25%	0.23%	0.13	%(C)	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.80	%(C)	1.26%	0.59%	0.89%	1.98%	1.94%	1.65	%(C)	1.45%	1.32%	1.68%	1.77%	1.64%
Portfolio Turnover Rate	12	%(B)	118%	70%	90%	109%	91%	4	%(B)	7%	7%	20%	22%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$42.28		$45.91	$31.40	$37.13	$37.41	$38.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49		0.91	0.76	0.79	0.83	0.78
Net Gains (Losses) on Securities (Realized and Unrealized)	0.60		(2.50)	14.46	(4.98)	1.45	0.35

Total from Investment Operations	1.09		(1.59)	15.22	(4.19)	2.28	1.13

Less Distributions:
Net Investment Income	(0.41)		(0.82)	(0.71)	(0.73)	(0.76)	(0.73)
Net Realized Gains	(1.04)		(1.22)	—	(0.81)	(1.80)	(1.83)

Total Distributions	(1.45)		(2.04)	(0.71)	(1.54)	(2.56)	(2.56)

Net Asset Value, End of Period	$41.92		$42.28	$45.91	$31.40	$37.13	$37.41

Total Return	2.59	%(B)	(3.54%)	48.68%	(11.56%)	6.97%	2.79%

Net Assets, End of Period (thousands)	$22,777,273		$23,294,887	$25,309,703	$18,715,077	$25,656,577	$25,268,336
Ratio of Expenses to Average Net Assets (D)	0.22	%(C)	0.21%	0.23%	0.27%	0.28%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.32	%(C)	0.31%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.34	%(C)	2.09%	1.80%	2.38%	2.33%	1.98%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$31.60	$18.57	$22.30	$23.45	$25.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.41	0.44	0.30	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.80)		(0.88)	13.00	(3.19)	(0.24)	(0.63)

Total from Investment Operations	(0.58)		(0.47)	13.44	(2.89)	0.06	(0.35)

Less Distributions:
Net Investment Income	(0.20)		(0.36)	(0.41)	(0.27)	(0.27)	(0.26)
Net Realized Gains	(1.04)		(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(1.24)		(2.39)	(0.41)	(0.84)	(1.21)	(1.35)

Net Asset Value, End of Period	$26.92		$28.74	$31.60	$18.57	$22.30	$23.45

Total Return	(2.16	%)(B)	(1.48%)	72.74%	(13.34%)	0.78%	(1.61%)

Net Assets, End of Period (thousands)	$33,419		$32,553	$70,291	$31,832	$56,378	$47,848
Ratio of Expenses to Average Net Assets	0.39	%(C)	0.40%	0.43%	0.47%	0.48%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.54	%(C)	1.38%	1.52%	1.56%	1.34%	1.10%
Portfolio Turnover Rate	8	%(B)	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$28.58		$31.44	$18.48	$22.18	$23.32	$25.03

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.36	0.39	0.27	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)		(0.86)	12.94	(3.16)	(0.23)	(0.63)

Total from Investment Operations	(0.59)		(0.50)	13.33	(2.89)	0.04	(0.39)

Less Distributions:
Net Investment Income	(0.18)		(0.33)	(0.37)	(0.24)	(0.24)	(0.23)
Net Realized Gains	(1.04)		(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(1.22)		(2.36)	(0.37)	(0.81)	(1.18)	(1.32)

Net Asset Value, End of Period	$26.77		$28.58	$31.44	$18.48	$22.18	$23.32

Total Return	(2.19	%)(B)	(1.62%)	72.45%	(13.42%)	0.64%	(1.79%)

Net Assets, End of Period (thousands)	$73,112		$74,146	$73,279	$52,931	$72,669	$108,168
Ratio of Expenses to Average Net Assets	0.54	%(C)	0.54%	0.58%	0.62%	0.63%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.40	%(C)	1.24%	1.41%	1.39%	1.21%	0.95%
Portfolio Turnover Rate	8	%(B)	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$31.61	$18.57	$22.31	$23.46	$25.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.43	0.46	0.31	0.32	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)		(0.87)	13.02	(3.19)	(0.23)	(0.63)

Total from Investment Operations	(0.56)		(0.44)	13.48	(2.88)	0.09	(0.33)

Less Distributions:
Net Investment Income	(0.21)		(0.40)	(0.44)	(0.29)	(0.30)	(0.28)
Net Realized Gains	(1.04)		(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(1.25)		(2.43)	(0.44)	(0.86)	(1.24)	(1.37)

Net Asset Value, End of Period	$26.93		$28.74	$31.61	$18.57	$22.31	$23.46

Total Return	(2.07	%)(B)	(1.39%)	72.95%	(13.27%)	0.88%	(1.52%)

Net Assets, End of Period (thousands)	$11,403,079		$11,746,736	$12,591,768	$8,711,891	$10,655,324	$10,307,146
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.30%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.65	%(C)	1.47%	1.65%	1.65%	1.45%	1.20%
Portfolio Turnover Rate	8	%(B)	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$42.01		$46.33	$27.34	$32.79	$36.39	$39.07	$30.70		$36.25	$25.24	$24.71	$22.77	$22.01

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.68	0.80	0.44	0.42	0.39	0.26		0.49	0.44	0.41	0.40	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.52)		(0.47)	18.98	(4.95)	(1.69)	(0.90)	1.62		(4.65)	10.99	0.93	2.08	0.88

Total from Investment Operations	(1.15)		0.21	19.78	(4.51)	(1.27)	(0.51)	1.88		(4.16)	11.43	1.34	2.48	1.24

Less Distributions:
Net Investment Income	(0.34)		(0.67)	(0.79)	(0.38)	(0.38)	(0.37)	(0.22)		(0.45)	(0.42)	(0.39)	(0.40)	(0.35)
Net Realized Gains	(2.13)		(3.86)	—	(0.56)	(1.95)	(1.80)	(0.75)		(0.94)	—	(0.42)	(0.14)	(0.13)

Total Distributions	(2.47)		(4.53)	(0.79)	(0.94)	(2.33)	(2.17)	(0.97)		(1.39)	(0.42)	(0.81)	(0.54)	(0.48)

Net Asset Value, End of Period	$38.39		$42.01	$46.33	$27.34	$32.79	$36.39	$31.61		$30.70	$36.25	$25.24	$24.71	$22.77

Total Return	(2.93	%)(B)	0.58%	73.01%	(14.11%)	(3.04%)	(1.48%)	6.21	%(B)	(11.85%)	45.50%	5.55%	11.18%	5.59%

Net Assets, End of Period (thousands)	$13,233,686		$14,344,438	$15,145,347	$10,481,057	$13,766,513	$14,732,615	$28,801,834		$28,055,282	$33,385,041	$24,427,934	$26,592,058	$23,629,726
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.33%	0.42%	0.52%	0.53%	0.52%	0.15	%(C)	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31	%(C)	0.33%	0.42%	0.52%	0.53%	0.52%	0.15	%(C)	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.81	%(C)	1.62%	1.94%	1.56%	1.26%	1.00%	1.70	%(C)	1.48%	1.34%	1.69%	1.72%	1.55%
Portfolio Turnover Rate	12	%(B)	23%	22%	18%	19%	27%	2	%(B)	5%	4%	3%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$28.01		$33.16	$22.79	$22.66	$21.25	$20.90	$22.25		$26.02	$17.00	$18.71	$18.40	$19.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.42	0.39	0.36	0.36	0.34	0.19		0.35	0.31	0.27	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.38		(3.98)	10.35	0.60	1.65	0.53	0.05		(2.17)	9.00	(1.40)	0.72	(0.10)

Total from Investment Operations	1.61		(3.56)	10.74	0.96	2.01	0.87	0.24		(1.82)	9.31	(1.13)	1.00	0.16

Less Distributions:
Net Investment Income	(0.20)		(0.39)	(0.37)	(0.33)	(0.37)	(0.32)	(0.17)		(0.32)	(0.29)	(0.25)	(0.27)	(0.25)
Net Realized Gains	(0.79)		(1.20)	—	(0.50)	(0.23)	(0.20)	(0.73)		(1.63)	—	(0.33)	(0.42)	(0.67)

Total Distributions	(0.99)		(1.59)	(0.37)	(0.83)	(0.60)	(0.52)	(0.90)		(1.95)	(0.29)	(0.58)	(0.69)	(0.92)

Net Asset Value, End of Period	$28.63		$28.01	$33.16	$22.79	$22.66	$21.25	$21.59		$22.25	$26.02	$17.00	$18.71	$18.40

Total Return	5.85	%(B)	(11.19%)	47.35%	4.37%	9.78%	4.16%	1.03	%(B)	(7.42%)	54.98%	(6.12%)	5.92%	0.69%

Net Assets, End of Period (thousands)	$29,618,151		$29,273,947	$35,148,897	$25,670,305	$27,829,155	$24,677,650	$4,232,041		$4,425,060	$5,182,775	$3,612,716	$4,583,612	$4,610,769
Ratio of Expenses to Average Net Assets	0.18	%(C)	0.18%	0.19%	0.21%	0.22%	0.22%	0.28	%(C)	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.18	%(C)	0.18%	0.19%	0.21%	0.22%	0.22%	0.28	%(C)	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.64	%(C)	1.41%	1.29%	1.63%	1.69%	1.53%	1.73	%(C)	1.49%	1.31%	1.59%	1.53%	1.35%
Portfolio Turnover Rate	2	%(B)	5%	5%	3%	6%	5%	4	%(B)	10%	10%	13%	6%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$41.06		$48.50	$31.00	$33.80	$35.02	$36.48	$24.45		$29.55	$18.19	$20.78	$21.88	$22.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.48	0.50	0.35	0.38	0.39	0.15		0.27	0.24	0.18	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.55)		(4.93)	17.50	(2.02)	(0.05)	(0.08)	(0.80)		(2.41)	11.37	(2.18)	(0.26)	0.12

Total from Investment Operations	(0.27)		(4.45)	18.00	(1.67)	0.33	0.31	(0.65)		(2.14)	11.61	(2.00)	(0.06)	0.29

Less Distributions:
Net Investment Income	(0.26)		(0.45)	(0.50)	(0.32)	(0.35)	(0.37)	(0.14)		(0.26)	(0.25)	(0.16)	(0.18)	(0.16)
Net Realized Gains	(1.56)		(2.54)	—	(0.81)	(1.20)	(1.40)	(0.93)		(2.70)	—	(0.43)	(0.86)	(1.01)

Total Distributions	(1.82)		(2.99)	(0.50)	(1.13)	(1.55)	(1.77)	(1.07)		(2.96)	(0.25)	(0.59)	(1.04)	(1.17)

Net Asset Value, End of Period	$38.97		$41.06	$48.50	$31.00	$33.80	$35.02	$22.73		$24.45	$29.55	$18.19	$20.78	$21.88

Total Return	(0.73	%)(B)	(9.62%)	58.30%	(5.08%)	1.41%	0.77%	(2.75	%)(B)	(7.93%)	64.00%	(9.87%)	0.24%	1.29%

Net Assets, End of Period (thousands)	$13,389,477		$13,883,602	$16,747,405	$13,189,730	$17,392,495	$17,303,451	$6,240,530		$6,475,434	$7,453,865	$5,120,258	$6,351,299	$6,478,316
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.29%	0.33%	0.36%	0.37%	0.37%	0.41	%(C)	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.27	%(C)	0.29%	0.33%	0.36%	0.37%	0.37%	0.41	%(C)	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.39	%(C)	1.12%	1.13%	1.15%	1.13%	1.06%	1.29	%(C)	1.08%	0.90%	1.00%	0.98%	0.74%
Portfolio Turnover Rate	8	%(B)	13%	12%	3%	8%	13%	11	%(B)	22%	20%	11%	15%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio							DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$17.23		$19.51	$14.61	$13.51	$11.85	$10.93	$38.39		$48.90	$34.21	$41.90	$34.14	$34.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.29	0.26	0.25	0.22	0.19	0.63		0.89	0.90	1.01	0.52 **	1.60
Net Gains (Losses) on Securities (Realized and Unrealized)	1.22		(1.91)	4.89	1.07	1.64	0.89	0.53		(10.10)	14.86	(7.77)	8.09 **	(0.69)

Total from Investment Operations	1.38		(1.62)	5.15	1.32	1.86	1.08	1.16		(9.21)	15.76	(6.76)	8.61	0.91

Less Distributions:
Net Investment Income	(0.13)		(0.27)	(0.25)	(0.22)	(0.20)	(0.16)	(0.87)		(0.79)	(0.95)	(0.87)	(0.85)	(1.65)
Net Realized Gains	(0.35)		(0.39)	—	—	—	—	(1.33)		(0.51)	(0.12)	(0.06)	—	(0.11)

Total Distributions	(0.48)		(0.66)	(0.25)	(0.22)	(0.20)	(0.16)	(2.20)		(1.30)	(1.07)	(0.93)	(0.85)	(1.76)

Net Asset Value, End of Period	$18.13		$17.23	$19.51	$14.61	$13.51	$11.85	$37.35		$38.39	$48.90	$34.21	$41.90	$34.14

Total Return	8.07	%(B)	(8.55%)	35.42%	9.90%	15.88%	9.88%	2.97	%(B)	(19.38%)	47.01%	(16.27%)	25.64%	2.63%

Net Assets, End of Period (thousands)	$4,645,744		$4,662,298	$5,835,637	$3,629,125	$1,703,302	$722,728	$7,635,411		$8,068,926	$11,215,098	$8,137,555	$10,671,437	$8,577,658
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.23%	0.24%	0.25%	0.25%	0.25%	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22	%(C)	0.23%	0.24%	0.25%	0.25%	0.27%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.79	%(C)	1.61%	1.46%	1.76%	1.73%	1.58%	3.31	%(C)	1.96%	2.12%	2.73%	1.38%**	4.66%
Portfolio Turnover Rate	3	%(B)	20%	12%	0%	4%	7%	2	%(B)	3%	5%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2023, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 04/30/23
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

69

are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental

71

approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2023, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$1	$34	$294

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	$11,531	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	732	$4,917

Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—

Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$3

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Equity Portfolio	2
U.S. Large Cap Value Portfolio	148
U.S. Targeted Value Portfolio	37
U.S. Small Cap Value Portfolio	152
U.S. Core Equity 1 Portfolio	33
U.S. Core Equity 2 Portfolio	47
U.S. Vector Equity Portfolio	32
U.S. Small Cap Portfolio	93
U.S. Micro Cap Portfolio	68
U.S. High Relative Profitability Portfolio	6
DFA Real Estate Securities Portfolio	40

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Domestic Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$14,433	$31,264	$11,646	$45,515
U.S. Large Cap Equity Portfolio	—	—	56,753	168,541
U.S. Targeted Value Portfolio	—	—	1,097,410	967,684
U.S. Small Cap Value Portfolio	—	—	1,662,892	2,042,354
U.S. Core Equity 1 Portfolio	—	—	583,095	1,170,960
U.S. Core Equity 2 Portfolio	—	—	491,697	1,516,210
U.S. Vector Equity Portfolio	—	—	160,921	344,978

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$1,124,413	$1,338,154
U.S. Micro Cap Portfolio	—	—	800,493	736,799
U.S. High Relative Profitability Portfolio	—	—	147,331	479,123
DFA Real Estate Securities Portfolio	—	—	147,007	581,398

There were no purchases or sales of long-term U.S. government securities by the Domestic Equity Portfolios.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$6,490	$21,670	$26,186	$(1)	$4	$1,977	171	$56	—

Total	$6,490	$21,670	$26,186	$(1)	$4	$1,977	171	$56	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,333	$48,524	$51,888	$(1)	$3	$3,971	343	$129	—

Total	$7,333	$48,524	$51,888	$(1)	$3	$3,971	343	$129	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$856,197	$3,720,005	$3,878,343	$(82)	$432	$698,209	60,362	$19,664	—

Total	$856,197	$3,720,005	$3,878,343	$(82)	$432	$698,209	60,362	$19,664	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$939,014	$4,119,153	$3,893,874	$77	$430	$1,164,800	100,700	$21,276	—

Total	$939,014	$4,119,153	$3,893,874	$77	$430	$1,164,800	100,700	$21,276	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$1,197,211	$3,396,797	$3,729,560	$101	$443	$864,992	74,781	$20,138	—

Total	$1,197,211	$3,396,797	$3,729,560	$101	$443	$864,992	74,781	$20,138	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,076,958	$3,506,166	$3,633,125	$(98)	$470	$950,371	82,162	$21,499	—

Total	$1,076,958	$3,506,166	$3,633,125	$(98)	$470	$950,371	82,162	$21,499	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$227,604	$1,248,727	$1,198,006	$(13)	$142	$278,454	24,073	$6,326	—

Total	$227,604	$1,248,727	$1,198,006	$(13)	$142	$278,454	24,073	$6,326	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,540,634	$4,130,655	$4,597,361	$(74)	$651	$1,074,505	92,894	$28,007	—

Total	$1,540,634	$4,130,655	$4,597,361	$(74)	$651	$1,074,505	92,894	$28,007	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$544,018	$2,231,095	$1,979,191	$(34)	$264	$796,152	68,830	$14,313	—

Total	$544,018	$2,231,095	$1,979,191	$(34)	$264	$796,152	68,830	$14,313	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$2,788	$167,627	$166,842	$7	$1	$3,581	310	—	—

Total	$2,788	$167,627	$166,842	$7	$1	$3,581	310	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$365,690	$549,904	$747,151	$(82)	$173	$168,534	14,570	$3,838	—

Total	$365,690	$549,904	$747,151	$(82)	$173	$168,534	14,570	$3,838	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2021	$13,853	$16,475	—	$30,328
2022	56,965	76,606	—	133,571
U.S. Large Cap Equity Portfolio
2021	27,774	—	—	27,774
2022	25,100	65,512	—	90,612
U.S. Large Cap Value Portfolio
2021	401,298	—	—	401,298
2022	452,232	665,497	—	1,117,729
U.S. Targeted Value Portfolio
2021	188,761	—	—	188,761
2022	248,278	726,722	—	975,000
U.S. Small Cap Value Portfolio
2021	282,350	—	—	282,350
2022	322,497	1,148,147	—	1,470,644
U.S. Core Equity 1 Portfolio
2021	396,375	—	—	396,375
2022	411,055	858,230	—	1,269,285
U.S. Core Equity 2 Portfolio
2021	403,126	—	—	403,126
2022	433,070	1,243,325	—	1,676,395
U.S. Vector Equity Portfolio
2021	59,880	—	—	59,880
2022	77,716	309,307	—	387,023
U.S. Small Cap Portfolio
2021	191,244	—	—	191,244
2022	153,059	848,752	—	1,001,811
U.S. Micro Cap Portfolio
2021	65,320	—	—	65,320
2022	67,157	674,741	—	741,898
U.S. High Relative Profitability Portfolio
2021	70,633	—	—	70,633
2022	83,850	110,031	—	193,881
DFA Real Estate Securities Portfolio
2021	222,133	28,472	—	250,605
2022	195,676	96,127	—	291,803

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(391)	—	$(391)
U.S. Large Cap Equity Portfolio	(2,217)	$(4,989)	(7,206)
U.S. Large Cap Value Portfolio	(48,533)	(19,035)	(67,568)
U.S. Targeted Value Portfolio	(6,887)	(53,342)	(60,229)
U.S. Small Cap Value Portfolio	(19,932)	(57,085)	(77,017)
U.S. Core Equity 1 Portfolio	(36,753)	(30,868)	(67,621)
U.S. Core Equity 2 Portfolio	(29,015)	(49,664)	(78,679)
U.S. Vector Equity Portfolio	(3,237)	(11,705)	(14,942)
U.S. Small Cap Portfolio	(9,371)	(51,542)	(60,913)
U.S. Micro Cap Portfolio	(4,621)	(18,795)	(23,416)
U.S. High Relative Profitability Portfolio	(7,544)	(12,049)	(19,593)
DFA Real Estate Securities Portfolio	(21,969)	(21,454)	(43,423)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$3,104	—	$(66,260)	$(10,917)	$(74,073)
U.S. Large Cap Equity Portfolio	—	$50,244	—	748,666	798,910
U.S. Large Cap Value Portfolio	—	566,416	—	8,753,023	9,319,439
U.S. Targeted Value Portfolio	—	428,661	—	3,758,950	4,187,611
U.S. Small Cap Value Portfolio	—	712,309	—	4,895,057	5,607,366
U.S. Core Equity 1 Portfolio	—	673,222	—	14,660,884	15,334,106
U.S. Core Equity 2 Portfolio	—	817,058	—	15,286,267	16,103,325
U.S. Vector Equity Portfolio	—	143,187	—	2,146,182	2,289,369
U.S. Small Cap Portfolio	—	525,081	—	5,998,924	6,524,005
U.S. Micro Cap Portfolio	—	245,316	—	2,662,679	2,907,995
U.S. High Relative Profitability Portfolio	—	91,499	—	922,203	1,013,702
DFA Real Estate Securities Portfolio	86,131	275,577	—	2,639,674	3,001,382

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$66,260	$66,260

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During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$217,511	$537	$(6,890)	$(6,353)
U.S. Large Cap Equity Portfolio	804,630	820,425	(20,122)	800,303
U.S. Large Cap Value Portfolio	14,292,189	8,461,803	—	8,461,803
U.S. Targeted Value Portfolio	9,184,116	3,621,723	(603,970)	3,017,753
U.S. Small Cap Value Portfolio	10,748,567	4,143,601	(453,613)	3,689,988
U.S. Core Equity 1 Portfolio	13,900,534	16,380,847	(679,120)	15,701,727
U.S. Core Equity 2 Portfolio	14,444,601	16,735,025	(670,412)	16,064,613
U.S. Vector Equity Portfolio	2,480,852	2,129,119	(107,504)	2,021,615
U.S. Small Cap Portfolio	9,322,630	5,572,498	(428,187)	5,144,311
U.S. Micro Cap Portfolio	4,842,466	2,411,536	(223,788)	2,187,748
U.S. High Relative Profitability Portfolio	3,434,392	1,358,120	(149,501)	1,208,619
DFA Real Estate Securities Portfolio	5,209,277	3,076,653	(429,030)	2,647,623

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$5,922	209	$15,262	517
Shares Issued in Lieu of Cash Distributions	1,404	50	5,129	176
Shares Redeemed	(4,210)	(151)	(54,316)	(1,784)

Net Increase (Decrease) — Class R1 Shares	$3,116	108	$(33,925)	(1,091)

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	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Class R2 Shares
Shares Issued	$10,995	394	$27,453	959
Shares Issued in Lieu of Cash Distributions	3,170	115	5,446	189
Shares Redeemed	(10,383)	(371)	(25,828)	(885)

Net Increase (Decrease) — Class R2 Shares	$3,782	138	$7,071	263

Institutional Class Shares
Shares Issued	$1,283,550	44,796	$2,649,180	91,779
Shares Issued in Lieu of Cash Distributions	479,865	17,249	924,844	31,929
Shares Redeemed	(1,334,795)	(47,244)	(3,288,905)	(113,379)

Net Increase (Decrease) — Institutional Class Shares	$428,620	14,801	$285,119	10,329

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$37,930	$240,332
U.S. Targeted Value Portfolio	—	111,613
U.S. Small Cap Value Portfolio	—	162,661
U.S. Core Equity 1 Portfolio	—	248,886
U.S. Core Equity 2 Portfolio	—	246,266
U.S. Vector Equity Portfolio	—	35,883
U.S. Small Cap Portfolio	—	129,557
U.S. Micro Cap Portfolio	—	66,421
U.S. High Relative Profitability Portfolio	—	33,351
DFA Real Estate Securities Portfolio	—	73,624

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$4,307	$232	$4,075
U.S. Targeted Value Portfolio	4,408	—	4,408
U.S. Small Cap Value Portfolio	6,682	—	6,682
U.S. Core Equity 1 Portfolio	11,637	—	11,637
U.S. Core Equity 2 Portfolio	11,850	—	11,850
U.S. Vector Equity Portfolio	1,754	—	1,754
U.S. Small Cap Portfolio	7,549	—	7,549
U.S. Micro Cap Portfolio	3,652	—	3,652
U.S. High Relative Profitability Portfolio	1,564	—	1,564
DFA Real Estate Securities Portfolio	3,486	—	3,486

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (3)
Enhanced U.S. Large Company Portfolio	$(58)	$(58)

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(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$(8,744)	$(539)	$(8,205)
U.S. Large Cap Equity Portfolio	19	—	19
U.S. Targeted Value Portfolio	2,549	—	2,549
U.S. Small Cap Value Portfolio	13,743	—	13,743
U.S. Core Equity 1 Portfolio	(5,052)	—	(5,052)
U.S. Core Equity 2 Portfolio	(1,231)	—	(1,231)
U.S. Vector Equity Portfolio	(1,242)	—	(1,242)
U.S. Small Cap Portfolio	4,578	—	4,578
U.S. Micro Cap Portfolio	(15)	—	(15)
U.S. High Relative Profitability Portfolio	(1,483)	—	(1,483)
DFA Real Estate Securities Portfolio	5,114	—	5,114

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$21,256	$(348)	$21,604
U.S. Targeted Value Portfolio	1,248	—	1,248
U.S. Small Cap Value Portfolio	(1,091)	—	(1,091)
U.S. Core Equity 1 Portfolio	20,253	—	20,253
U.S. Core Equity 2 Portfolio	16,313	—	16,313
U.S. Vector Equity Portfolio	2,864	—	2,864
U.S. Small Cap Portfolio	3,633	—	3,633
U.S. Micro Cap Portfolio	1,673	—	1,673
U.S. High Relative Profitability Portfolio	3,000	—	3,000
DFA Real Estate Securities Portfolio	766	—	766

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
Citibank, N.A.	$222	$222	$(24)	—	—	$198	$24	$24	$(24)	—	—	—
Morgan Stanley and Co. International	10	10	(10)	—	—	—	34	34	(10)	—	—	$24

Total	$232	$232	$(34)	—	—	$198	$58	$58	$(34)	—	—	$24

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Large Cap Equity Portfolio	4.81%	$3,285	18	$8	$9,186	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Large Cap Equity Portfolio	Borrower	4.94%	$30,782	1	$4	$30,782	—
U.S. High Relative Profitability Portfolio	Borrower	4.94%	31,711	3	13	31,711	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Portfolio utilized the interfund lending program.

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J. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$14,095	$16,233	$5,413
U.S. Targeted Value Portfolio	171,781	45,394	6,522
U.S. Small Cap Value Portfolio	86,526	226,302	(1,368)
U.S. Core Equity 1 Portfolio	82,974	52,868	(6,657)
U.S. Core Equity 2 Portfolio	98,561	85,535	14,986
U.S. Vector Equity Portfolio	33,217	53,099	17,782
U.S. Small Cap Portfolio	52,751	154,338	33,001
U.S. Micro Cap Portfolio	39,576	98,518	(13,700)
U.S. High Relative Profitability Portfolio	71,040	39,539	(81)
DFA Real Estate Securities Portfolio	1,004	24,735	415

K. Securities Lending:

As of April 30, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousand):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$16,845
U.S. Targeted Value Portfolio	176,464
U.S. Small Cap Value Portfolio	246,796
U.S. Core Equity 1 Portfolio	188,614
U.S. Core Equity 2 Portfolio	319,690
U.S. Vector Equity Portfolio	49,674
U.S. Small Cap Portfolio	291,350
U.S. Micro Cap Portfolio	158,280
DFA Real Estate Securities Portfolio	18,184

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s

85

collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio Bonds	$1,976	—	—	—	$1,976
U.S. Large Cap Equity Portfolio Common Stocks	3,986	—	—	—	3,986

U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	698,600	—	—	—	698,600
U.S. Small Cap Value Portfolio Common Stocks, Preferred Stocks	1,164,846	—	—	—	1,164,846
U.S. Core Equity 1 Portfolio Common Stocks, Preferred Stocks	865,393	—	—	—	865,393
U.S. Core Equity 2 Portfolio Common Stocks, Preferred Stocks	950,878	—	—	—	950,878
U.S. Vector Equity Portfolio Common Stocks, Preferred Stocks	278,539	—	—	—	278,539
U.S. Small Cap Portfolio Common Stocks, Preferred Stocks,Rights/Warrants	1,075,144	—	—	—	1,075,144
U.S. Micro Cap Portfolio Common Stocks, Preferred Stocks,Rights/Warrants	796,328	—	—	—	796,328

86

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. High Relative Profitability Portfolio Common Stocks	$3,578	—	—	—	$3,578
DFA Real Estate Securities Portfolio Common Stocks	168,848	—	—	—	168,848

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

During the six months ended April 30, 2023, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Small Cap Value Portfolio	$73,233
U.S. Small Cap Portfolio	$750
U.S. Micro Cap Portfolio	$30,284

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

P. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

87

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	68%
U.S. Large Cap Equity Portfolio-Institutional Class	4	81%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	6	87%
U.S. Targeted Value Portfolio-Class R2	5	87%
U.S. Targeted Value Portfolio-Institutional Class	3	53%
U.S. Small Cap Value Portfolio-Institutional Class	4	75%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	82%
U.S. Vector Equity Portfolio-Institutional Class	5	85%
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	84%
DFA Real Estate Securities Portfolio-Institutional Class	3	64%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R1 shares and Class R2 shares collectively, (“Class R shares”) of the U.S. Targeted Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$940.90	0.31%	$1.49

89

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.8%
Communications	1.7%
Consumer, Cyclical	4.0%
Consumer, Non-cyclical	7.0%
Energy	4.6%
Financials	30.0%
Foreign Government	2.9%
Industrials	4.3%
Supranational	2.1%
Technology	3.6%
U.S. Government	35.8%
Utilities	3.2%

100.0%

91

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^		Value†
		(000)
BONDS — (59.6%)
AUSTRALIA — (2.6%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		4,000	$3,926,280
Bank of New Zealand
#Ω	3.500%, 02/20/24		5,250	5,176,784
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,189,406
Ω	4.625%,04/29/24		7,350	7,277,779
Macquarie Bank Ltd.
#Ω	2.300%, 01/22/25		2,390	2,287,388
Ω	3.231%, 03/21/25		12,425	12,113,976
Westpac Banking Corp.
	3.250%,11/16/23	AUD	10,000	6,585,118

TOTAL AUSTRALIA				39,556,731

CANADA — (6.9%)
Bank of Montreal
	2.500%, 06/28/24		3,000	2,905,162
	0.625%, 07/09/24		1,350	1,279,653
Bank of Montreal, Floating Rate Note, SOFR + 0.320%, FRN
(r)	5.157%, 07/09/24		2,000	1,987,954
Bank of Nova Scotia
	0.700%, 04/15/24		11,620	11,087,840
	0.650%, 07/31/24		600	566,745
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r)	5.219%, 07/31/24		1,000	994,249
Brookfield Corp.
	4.000%, 01/15/25		6,200	6,062,694
Brookfield Finance, Inc.
	4.000%, 04/01/24		2,000	1,961,586
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		4,500	4,403,033
	1.000%, 10/18/24		5,000	4,717,315
	2.250%, 01/28/25		5,000	4,770,195
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		8,300	8,125,670
Enbridge, Inc.
	4.000%, 10/01/23		7,000	6,957,606
	2.500%, 01/15/25		2,000	1,921,828
ITC Holdings Corp.
	3.650%, 06/15/24		9,000	8,847,089

		Face Amount^		Value†
		(000)
CANADA — (Continued)
National Bank of Canada
	0.750%, 08/06/24		9,350	$8,822,557
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	2,000	1,330,410
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,635,790
	0.650%, 07/29/24		1,750	1,657,516
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	5.199%, 07/29/24		7,750	7,694,751
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,891,207
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,243,532
	0.700%, 09/10/24		3,000	2,823,301

TOTAL CANADA				104,687,683

DENMARK — (0.5%)
Danske Bank AS
Ω	5.375%, 01/12/24		6,132	6,074,158
	5.375%, 01/12/24		1,000	990,567

TOTAL DENMARK				7,064,725

FRANCE — (3.8%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,773,552
BNP Paribas SA
Ω	3.375%, 01/09/25		7,000	6,762,709
BPCE SA
	4.000%, 04/15/24		500	492,142
Ω	2.375%, 01/14/25		7,985	7,547,175
#	2.375%, 01/14/25		6,500	6,143,599
Credit Agricole SA
#Ω	3.875%, 04/15/24		3,550	3,491,241
	3.250%, 10/04/24		5,000	4,847,587
Societe Generale SA
Ω	3.875%, 03/28/24		9,500	9,293,780
Ω	2.625%, 01/22/25		1,840	1,731,766
TotalEnergies Capital International SA
	3.750%, 04/10/24		13,004	12,854,476

TOTAL FRANCE				57,938,027

92

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
GERMANY — (3.5%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	$3,463,923
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,855,412
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		2,000	1,925,609
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	5.370%, 04/01/24		8,000	7,977,872
EMD Finance LLC
	3.250%, 03/19/25		5,697	5,524,213
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,337,430
	1.500%, 07/24/24	AUD	8,800	5,668,190
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	10,014,803
Mercedes-Benz Finance North America LLC
Ω	2.125%, 03/10/25		9,560	9,096,199
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,566,735

TOTAL GERMANY				53,430,386

IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 01/16/24		7,150	7,091,425
#	2.875%, 08/14/24		2,450	2,352,919
	3.500%, 01/15/25		3,000	2,874,116

TOTAL IRELAND				12,318,460

ITALY — (0.6%)
Republic of Italy Government International Bond
	0.875%, 05/06/24		8,000	7,621,920
	2.375%, 10/17/24		2,000	1,914,852

TOTAL ITALY				9,536,772

JAPAN — (4.9%)
American Honda Finance Corp.
#	3.550%, 01/12/24		3,000	2,971,180
	0.550%, 07/12/24		8,000	7,604,647
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		10,600	10,026,390
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,952,432

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	$7,958,916
	5.099%, 07/03/25		3,000	2,961,182
ORIX Corp.
	3.250%, 12/04/24		5,000	4,844,162
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,204,820
	2.348%, 01/15/25		5,500	5,228,690
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.800%, 09/12/23		9,500	9,343,478
#Ω	0.850%, 03/25/24		750	720,139
Ω	0.800%, 09/16/24		643	606,131
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,779,472
	0.625%, 09/13/24		2,000	1,894,009

TOTAL JAPAN				75,095,648

NETHERLANDS — (0.8%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,718,672
ING Groep NV
	3.550%, 04/09/24		5,000	4,899,665

TOTAL NETHERLANDS				11,618,337

NEW ZEALAND — (1.8%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	27,055,316
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	899,041

TOTAL NEW ZEALAND				27,954,357

SPAIN — (0.8%)
Banco Santander SA
	3.496%, 03/24/25		7,000	6,758,700
Santander Holdings USA, Inc.
	3.500%, 06/07/24		5,000	4,867,931

TOTAL SPAIN				11,626,631

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.1%)
African Development Bank
	4.750%, 03/06/24	AUD	12,000	7,996,558
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,966,378
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	669,867

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	$670,028
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,574,379
Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	8,997,210
	0.375%, 09/20/24		7,550	7,145,169

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				32,019,589

SWEDEN — (2.0%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		26,136	24,601,189
Svensk Exportkredit AB
#	0.625%, 10/07/24		5,600	5,296,032

TOTAL SWEDEN				29,897,221

SWITZERLAND — (0.2%)
UBS AG
#Ω	1.375%, 01/13/25		3,000	2,787,143

UNITED KINGDOM — (2.5%)
BAT Capital Corp.
	3.222%, 08/15/24		10,700	10,408,892
CNH Industrial Capital LLC
	1.950%, 07/02/23		4,000	3,977,708
Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	6,874,912
LSEGA Financing PLC
Ω	0.650%, 04/06/24		3,000	2,858,002
NatWest Markets PLC
Ω	2.375%, 05/21/23		1,900	1,896,351
Ω	0.800%, 08/12/24		12,000	11,325,247
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		658	641,622

TOTAL UNITED KINGDOM				37,982,734

UNITED STATES — (25.8%)
Aetna, Inc.
	3.500%, 11/15/24		1,600	1,560,928
Ally Financial, Inc.
	5.125%, 09/30/24		6,800	6,668,287
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,129,265

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
American Express Co.
2.250%, 03/04/25		10,000	$9,522,105
American Tower Corp.
3.375%, 05/15/24		1,900	1,858,123
4.000%, 06/01/25		3,500	3,437,482
Ameriprise Financial, Inc.
3.000%, 04/02/25		5,000	4,818,843
Apple, Inc.
3.350%, 01/10/24	AUD	1,500	987,882
Arizona Public Service Co.
3.350%, 06/15/24		4,328	4,236,238
Arrow Electronics, Inc.
3.250%, 09/08/24		1,500	1,458,391
Bank of America Corp.
4.125%, 01/22/24		5,000	4,957,543
Booking Holdings, Inc.
3.650%, 03/15/25		10,000	9,818,821
Boston Scientific Corp.
# 3.450%, 03/01/24		875	861,960
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24		8,000	7,901,193
Campbell Soup Co.
3.300%, 03/19/25		10,000	9,721,057
Capital One Financial Corp.
3.300%, 10/30/24		1,486	1,444,614
3.200%, 02/05/25		6,400	6,105,143
Cardinal Health, Inc.
3.079%, 06/15/24		9,750	9,522,665
Charles Schwab Corp.
0.750%, 03/18/24		4,385	4,195,101
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 5.320%, 03/18/24		3,073	3,040,705
Cigna Group
3.750%, 07/15/23		1,163	1,158,731
3.500%, 06/15/24		3,723	3,660,998
CNA Financial Corp.
7.250%, 11/15/23		1,390	1,397,633
3.950%, 05/15/24		2,000	1,968,921
Constellation Energy Generation LLC
3.250%, 06/01/25		14,900	14,327,143
Devon Energy Corp.
5.250%, 09/15/24		400	400,929
Discover Bank
2.450%, 09/12/24		3,900	3,707,248
Discover Financial Services
3.950%, 11/06/24		2,796	2,711,594
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		6,727	6,472,854

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Edison International
	3.550%, 11/15/24	3,000	$2,917,538
	4.950%, 04/15/25	6,920	6,899,071
	Elevance Health, Inc.
	3.500%, 08/15/24	3,000	2,944,070
	2.375%, 01/15/25	13,500	12,982,935
	Energy Transfer LP
	4.050%, 03/15/25	2,204	2,160,940
	Energy Transfer LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	8,944,744
	Equifax, Inc.
	2.600%, 12/01/24	2,600	2,496,874
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	2,000	1,982,256
	Fiserv, Inc.
	2.750%, 07/01/24	5,000	4,858,660
	Five Corners Funding Trust
Ω	4.419%, 11/15/23	3,228	3,206,123
	Flex Ltd.
	4.750%, 06/15/25	1,000	986,205
	General Motors Financial Co., Inc.
	5.100%, 01/17/24	2,000	1,993,209
	1.200%, 10/15/24	2,000	1,880,520
	3.800%, 04/07/25	3,500	3,400,049
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	2,000	1,955,369
	Gilead Sciences, Inc.
	3.500%, 02/01/25	7,885	7,742,011
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	4,361	4,284,485
	Global Payments, Inc.
	3.750%, 06/01/23	4,000	3,992,238
	2.650%, 02/15/25	3,000	2,864,051
	Goldman Sachs Group, Inc.
	3.500%, 01/23/25	5,000	4,858,736
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,750	10,367,661
	International Business Machines Corp.
	3.625%, 02/12/24	1,750	1,730,607
	3.000%, 05/15/24	11,000	10,775,722
	John Deere Capital Corp.
	2.050%, 01/09/25	6,500	6,248,211
	JPMorgan Chase & Co.
	3.625%, 05/13/24	493	486,289
#	3.125%, 01/23/25	5,500	5,350,583

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Kemper Corp.
	4.350%, 02/15/25	7,500	$7,329,100
	Kimco Realty OP LLC
	2.700%, 03/01/24	1,000	974,486
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,334,748
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	744,738
	Lazard Group LLC
	3.750%, 02/13/25	3,085	3,002,813
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,952,976
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	570,826
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,000	6,860,502
	Morgan Stanley
	3.875%, 04/29/24	7,253	7,151,364
	MPLX LP
	4.875%, 12/01/24	3,750	3,735,607
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	11,250	10,966,392
	Oracle Corp.
	2.950%, 11/15/24	10,000	9,680,476
	2.500%, 04/01/25	3,600	3,437,154
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	2,022	2,012,055
	Phillips 66
	3.850%, 04/09/25	2,000	1,959,566
	Raytheon Technologies Corp.
	3.200%, 03/15/24	4,040	3,974,115
	Ryder System, Inc.
#	3.650%, 03/18/24	8,033	7,904,829
	Simon Property Group LP
	2.000%, 09/13/24	7,937	7,588,405
	Truist Financial Corp.
	2.500%, 08/01/24	280	269,211
	UnitedHealth Group, Inc.
#	3.500%, 02/15/24	12,000	11,861,900
	Ventas Realty LP
	2.650%, 01/15/25	1,000	950,223
	3.500%, 02/01/25	9,600	9,275,976
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	5.331%, 03/22/24	811	810,247
	Vornado Realty LP
#	3.500%, 01/15/25	2,265	2,119,948

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Waste Management, Inc.
#	2.400%, 05/15/23	2,207	$2,204,744
Wells Fargo & Co.
	3.300%, 09/09/24	10,000	9,779,772
	3.000%, 02/19/25	4,000	3,870,072
Welltower OP LLC
	4.500%, 01/15/24	8,500	8,418,073
Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,792,096
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	3,000	2,919,300

TOTAL UNITED STATES			391,813,268

TOTAL BONDS			905,327,712

U.S. TREASURY OBLIGATIONS — (35.5%)
U.S. Treasury Bills
~«∞	4.713%, 05/09/23	36,000	35,967,040
∞	4.446%, 06/22/23	50,000	49,651,347
∞	4.875%, 06/29/23	15,000	14,879,203
U.S. Treasury Notes
	0.125%, 08/15/23	35,500	34,992,461
~«	0.125%, 09/15/23	21,000	20,625,117
	0.500%, 11/30/23	46,000	44,835,625
	0.125%, 12/15/23	80,000	77,687,500
	0.750%, 12/31/23	80,000	77,815,625
~«	2.250%, 03/31/24	20,000	19,537,500
~«	0.375%, 04/15/24	17,000	16,297,422
~«	0.250%, 05/15/24	18,000	17,176,640
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.140, FRN, 5.271%, 10/31/24	85,000	85,097,179
(r)	3M USTMMR + 0.200, FRN, 5.331%, 01/31/25	45,000	45,087,508

TOTAL U.S. TREASURY OBLIGATIONS			539,650,167

	Shares	Value
COMMERCIAL PAPER — (4.1%)
CANADA — (0.3%)
John Deere Canada ULC, 5.171%	5,000,000	$4,952,543

UNITED STATES — (3.8%)
Bayer Corp.	1,500,000	1,484,265
Duke Energy Corp.	8,500,000	8,443,847
Emerson Electric Co.	10,000,000	9,945,411
Mondelez International, Inc.	5,000,000	4,975,435
Parker-Hannifin Corp.	7,000,000	6,925,712
Sherwin-Williams Co.	8,000,000	7,963,883
Stanley Black & Decker, Inc.	8,000,000	7,972,635
Walt Disney Co.	10,000,000	9,923,860

TOTAL UNITED STATES		57,635,048

TOTAL COMMERCIAL PAPER		62,587,591

TOTAL INVESTMENT SECURITIES (Cost $1,550,661,851)		1,507,565,470

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,005,440	11,629,921

TOTAL INVESTMENTS — (100.0%) (Cost $1,562,291,322)		$1,519,195,391

As of April 30, 2023, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	45,294,566	USD	27,845,740	Citibank, N.A.	05/02/23	$164,425

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	28,233,385	NZD	45,294,566	State Street Bank and Trust	05/02/23	$223,220
USD	54,955,690	AUD	81,527,440	Citibank, N.A.	07/19/23	831,142

Total Appreciation						$1,218,787

USD	27,807,322	NZD	45,236,092	Citibank, N.A.	06/02/23	$(164,602)
USD	10,764,245	CAD	14,820,079	HSBC Bank	06/23/23	(185,606)

Total (Depreciation)						$(350,208)

Total Appreciation (Depreciation)						$868,579

As of April 30, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	96	07/14/23	$3,024,343	$2,808,000	$(216,343)
CBOT Soybean Futures	44	07/14/23	3,199,283	3,122,350	(76,933)
CBOT Soybean Meal Futures	42	07/14/23	1,900,747	1,816,080	(84,667)
CBOT Soybean Oil Futures	49	07/14/23	1,637,814	1,519,098	(118,716)
CBOT Wheat Futures	43	07/14/23	1,515,657	1,362,562	(153,095)
CME Lean Hogs Futures	31	07/17/23	1,156,311	1,161,570	5,259
CME Live Cattle Futures	30	08/31/23	1,965,887	1,965,300	(587)
COMEX Copper Futures	30	07/27/23	3,074,536	2,917,875	(156,661)
COMEX Gold 100 Troy Oz. Futures	45	08/29/23	9,082,042	9,082,350	308
COMEX Silver Futures	22	07/27/23	2,676,432	2,774,860	98,428
ICE Brent Crude Oil Futures	52	07/31/23	4,103,845	4,131,920	28,075
ICE Gasoil Futures	19	07/12/23	1,379,195	1,321,450	(57,745)
KCBT Hard Red Winter Wheat Futures	24	07/14/23	1,029,839	931,500	(98,339)
LME Lead Futures	19	07/17/23	1,011,717	1,020,775	9,058
LME Lead Futures	29	05/15/23	1,565,889	1,562,375	(3,514)
LME Nickel Futures	18	07/17/23	2,554,281	2,617,812	63,531
LME Nickel Futures	34	05/15/23	6,061,140	4,944,246	(1,116,894)
LME Primary Aluminum Futures	79	07/17/23	4,799,606	4,650,631	(148,975)
LME Primary Aluminum Futures	122	05/15/23	7,909,024	7,234,600	(674,424)
LME Zinc Futures	42	07/17/23	3,045,189	2,778,825	(266,364)
LME Zinc Futures	66	05/15/23	5,476,766	4,365,487	(1,111,279)
NYBOT CSC ’C’ Coffee Futures	27	07/19/23	1,700,088	1,882,744	182,656
NYBOT CSC No. 11 World Sugar Futures	69	06/30/23	1,651,294	2,036,328	385,034
NYBOT CTN No. 2 Cotton Futures	21	07/07/23	881,086	848,400	(32,686)
NYMEX Henry Hub Natural Gas Futures	133	06/28/23	3,501,887	3,428,740	(73,147)
NYMEX Light Sweet Crude Oil Futures	60	06/20/23	4,451,545	4,596,600	145,055
NYMEX NY Harbor ULSD Futures	10	06/30/23	1,043,227	1,000,398	(42,829)
NYMEX Reformulated Gasoline Blend Futures	13	06/30/23	1,372,548	1,358,448	(14,100)

Total			$82,771,218	$79,241,324	$(3,529,894)
Short Position contracts:
LME Lead Futures	(9)	07/17/23	(474,509)	(483,525)	(9,016)
LME Lead Futures	(29)	05/15/23	(1,540,673)	(1,562,375)	(21,702)
LME Nickel Futures	(34)	05/15/23	(5,038,250)	(4,944,245)	94,005
LME Nickel Futures	(9)	07/17/23	(1,282,441)	(1,308,906)	(26,465)
LME Primary Aluminum Futures	(122)	05/15/23	(7,294,477)	(7,234,600)	59,877
LME Primary Aluminum Futures	(38)	07/17/23	(2,220,119)	(2,237,013)	(16,894)
LME Zinc Futures	(66)	05/15/23	(4,860,727)	(4,365,487)	495,240

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
LME Zinc Futures	(20)	07/17/23	$(1,321,559)	$(1,323,250)	$(1,691)

Total			$(24,032,755)	$(23,459,401)	$573,354

Total Futures Contracts			$58,738,463	$55,781,923	$(2,956,540)

As of April 30, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty**	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	192,651,028	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14	05/26/23	—	—	$(549,304)	$(549,304)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	305,971,162	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18	05/26/23	—	—	(1,246,493)	(1,246,493)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	332,789,587	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18	06/28/23	—	—	(5,457,249)	(5,457,249)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	202,091,238	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14	06/28/23	—	—	(3,172,613)	(3,172,613)
UBS UBSIB190 Custom Strategy (5)	UBS AG	USD	460,872,133	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14	07/27/23	—	—	3,754,999	3,754,999

Total						—	—	$(6,670,660)	$(6,670,660)

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	As of April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,017,311 in connection with open total return swap contracts.
***	Payments received (paid) by the Fund are exchanged at maturity.
(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.73%	$5,244,465
CBOT Corn Futures	5.03%	9,685,046
NYMEX Light Sweet Crude Oil Futures	8.20%	15,792,278
ICE Brent Crude Oil Futures	7.45%	14,356,316

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
NYBOT CTN No. 2 Cotton Futures	1.50%	2,887,113
COMEX Gold 100 Troy Oz. Futures	16.34%	31,488,112
COMEX Copper Futures	5.30%	10,215,057
NYMEX NY Harbor ULSD Futures	1.74%	3,360,363
NYBOT CSC ’C’ Coffee Futures	3.42%	6,592,940
KCBT Hard Red Winter Wheat Futures	1.67%	3,214,378
LME Primary Aluminum Futures	4.29%	8,259,587
CME Live Cattle Futures	3.53%	6,808,496
CME Lean Hogs Futures	2.07%	3,994,913
LME Lead Futures	0.93%	1,790,504
LME Nickel Futures	2.45%	4,718,275
LME Zinc Futures	2.59%	4,985,188
NYMEX Henry Hub Natural Gas Futures	6.15%	11,849,457
ICE Gasoil Futures	2.30%	4,432,276
CBOT Soybean Futures	5.61%	10,801,489
NYBOT CSC No. 11 World Sugar Futures	3.62%	6,975,950
COMEX Silver Futures	4.92%	9,482,143
CBOT Soybean Meal Futures	3.26%	6,273,674
CBOT Wheat Futures	2.43%	4,676,922
NYMEX Reformulated Gasoline Blend Futures	2.47%	4,766,087

Total Notional Amount		$192,651,028

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.77%	$8,472,222
CBOT Corn Futures	6.14%	18,787,516
NYMEX Light Sweet Crude Oil Futures	8.29%	25,365,826
ICE Brent Crude Oil Futures	7.61%	23,275,285
NYBOT CTN No. 2 Cotton Futures	1.21%	3,714,394
COMEX Gold 100 Troy Oz. Futures	13.10%	40,085,066
COMEX Copper Futures	5.37%	16,427,560
NYMEX NY Harbor ULSD Futures	1.76%	5,399,522
NYBOT CSC ’C’ Coffee Futures	4.16%	12,713,710
KCBT Hard Red Winter Wheat Futures	2.03%	6,197,936
LME Primary Aluminum Futures	3.48%	10,638,590
CME Live Cattle Futures	3.60%	11,005,291
CME Lean Hogs Futures	2.42%	7,398,040
LME Lead Futures	0.75%	2,301,623
LME Nickel Futures	1.98%	6,065,160
LME Zinc Futures	2.62%	8,007,606
NYMEX Henry Hub Natural Gas Futures	6.20%	18,985,149
ICE Gasoil Futures	2.34%	7,163,088
CBOT Soybean Futures	6.83%	20,904,077
NYBOT CSC No. 11 World Sugar Futures	4.40%	13,450,970
COMEX Silver Futures	3.98%	12,187,121
CBOT Soybean Meal Futures	4.00%	12,232,070
CBOT Wheat Futures	1.98%	6,061,810
NYMEX Reformulated Gasoline Blend Futures	2.98%	9,131,530

Total Notional Amount		$305,971,162

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.77%	$9,214,814
CBOT Corn Futures	6.14%	20,434,245
NYMEX Light Sweet Crude Oil Futures	8.29%	27,589,145
ICE Brent Crude Oil Futures	7.61%	25,315,368
NYBOT CTN No. 2 Cotton Futures	1.21%	4,039,961
COMEX Gold 100 Troy Oz. Futures	13.10%	43,598,529
COMEX Copper Futures	5.37%	17,867,439
NYMEX NY Harbor ULSD Futures	1.76%	5,872,790
NYBOT CSC ’C’ Coffee Futures	4.16%	13,828,069
KCBT Hard Red Winter Wheat Futures	2.03%	6,741,186
LME Primary Aluminum Futures	3.48%	11,571,065
CME Live Cattle Futures	3.60%	11,969,907
CME Lean Hogs Futures	2.42%	8,046,479
LME Lead Futures	0.75%	2,503,361
LME Nickel Futures	1.98%	6,596,773
LME Zinc Futures	2.62%	8,709,474
NYMEX Henry Hub Natural Gas Futures	6.20%	20,649,200
ICE Gasoil Futures	2.34%	7,790,934
CBOT Soybean Futures	6.83%	22,736,323
NYBOT CSC No. 11 World Sugar Futures	4.40%	14,629,950
COMEX Silver Futures	3.98%	13,255,324
CBOT Soybean Meal Futures	4.00%	13,304,213
CBOT Wheat Futures	1.98%	6,593,128
NYMEX Reformulated Gasoline Blend Futures	2.98%	9,931,910

Total Notional Amount		$332,789,587

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.73%	$5,501,453
CBOT Corn Futures	5.03%	10,159,629
NYMEX Light Sweet Crude Oil Futures	8.20%	16,566,125
ICE Brent Crude Oil Futures	7.45%	15,059,798
NYBOT CTN No. 2 Cotton Futures	1.50%	3,028,586
COMEX Gold 100 Troy Oz. Futures	16.34%	33,031,080
COMEX Copper Futures	5.30%	10,715,611
NYMEX NY Harbor ULSD Futures	1.74%	3,525,026
NYBOT CSC ’C’ Coffee Futures	3.42%	6,916,005
KCBT Hard Red Winter Wheat Futures	1.67%	3,371,887
LME Primary Aluminum Futures	4.29%	8,664,319
CME Live Cattle Futures	3.53%	7,142,123
CME Lean Hogs Futures	2.07%	4,190,670
LME Lead Futures	0.93%	1,878,241
LME Nickel Futures	2.45%	4,949,478
LME Zinc Futures	2.59%	5,229,470
NYMEX Henry Hub Natural Gas Futures	6.15%	12,430,100

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
ICE Gasoil Futures	2.30%	4,649,465
CBOT Soybean Futures	5.61%	11,330,779
NYBOT CSC No. 11 World Sugar Futures	3.62%	7,317,782
COMEX Silver Futures	4.92%	9,946,783
CBOT Soybean Meal Futures	3.26%	6,581,094
CBOT Wheat Futures	2.43%	4,906,099
NYMEX Reformulated Gasoline Blend Futures	2.47%	4,999,633

Total Notional Amount		$202,091,238

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.73%	$12,546,146
CBOT Corn Futures	5.03%	23,169,188
NYMEX Light Sweet Crude Oil Futures	8.20%	37,779,299
ICE Brent Crude Oil Futures	7.45%	34,344,099
NYBOT CTN No. 2 Cotton Futures	1.50%	6,906,737
COMEX Gold 100 Troy Oz. Futures	16.34%	75,327,878
COMEX Copper Futures	5.30%	24,437,114
NYMEX NY Harbor ULSD Futures	1.74%	8,038,876
NYBOT CSC ’C’ Coffee Futures	3.42%	15,772,053
KCBT Hard Red Winter Wheat Futures	1.67%	7,689,640
LME Primary Aluminum Futures	4.29%	19,759,112
CME Live Cattle Futures	3.53%	16,287,721
CME Lean Hogs Futures	2.07%	9,556,888
LME Lead Futures	0.93%	4,283,357
LME Nickel Futures	2.45%	11,287,361
LME Zinc Futures	2.59%	11,925,886
NYMEX Henry Hub Natural Gas Futures	6.15%	28,347,031
ICE Gasoil Futures	2.30%	10,603,174
CBOT Soybean Futures	5.61%	25,840,013
NYBOT CSC No. 11 World Sugar Futures	3.62%	16,688,314
COMEX Silver Futures	4.92%	22,683,790
CBOT Soybean Meal Futures	3.26%	15,008,284
CBOT Wheat Futures	2.43%	11,188,432
NYMEX Reformulated Gasoline Blend Futures	2.47%	11,401,739

Total Notional Amount		$460,872,133

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$39,556,731	—	$39,556,731
Canada	—	104,687,683	—	104,687,683
Denmark	—	7,064,725	—	7,064,725
France	—	57,938,027	—	57,938,027
Germany	—	53,430,386	—	53,430,386

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$12,318,460	—	$12,318,460
Italy	—	9,536,772	—	9,536,772
Japan	—	75,095,648	—	75,095,648
Netherlands	—	11,618,337	—	11,618,337
New Zealand	—	27,954,357	—	27,954,357
Spain	—	11,626,631	—	11,626,631
Supranational Organization Obligations	—	32,019,589	—	32,019,589
Sweden	—	29,897,221	—	29,897,221
Switzerland	—	2,787,143	—	2,787,143
United Kingdom	—	37,982,734	—	37,982,734
United States	—	391,813,268	—	391,813,268
U.S. Treasury Obligations	—	539,650,167	—	539,650,167
Commercial Paper	—	62,587,591	—	62,587,591
Securities Lending Collateral	—	11,629,921	—	11,629,921
Forward Currency Contracts**	—	868,579	—	868,579
Futures Contracts**	$(2,956,540)	—	—	(2,956,540)
Swap Agreements**	—	(6,670,660)	—	(6,670,660)

TOTAL	$(2,956,540)	$1,513,393,310	—	$1,510,436,770

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy
Portfolio*
ASSETS:
Investment Securities at Value (including $11,416 of securities on loan)	$1,507,565
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $11,629)	11,630
Foreign Currencies at Value	12
Segregated Cash for Swaps Contracts	20,116
Cash	18,455
Receivables:
Dividends and Interest	8,899
Securities Lending Income	3
Fund Shares Sold	1,095
Unrealized Gain on Swap Contracts	3,755
Unrealized Gain on Forward Currency Contracts	1,219
Prepaid Expenses and Other Assets	108

Total Assets	1,572,857

LIABILITIES:
Payables:
Upon Return of Securities Loaned	11,653
Fund Shares Redeemed	3,912
Due to Advisor	372
Due to Broker	1
Futures Margin Variation	2,950
Unrealized Loss on Swap Contracts	10,426
Unrealized Loss on Forward Currency Contracts	350
Payable for Swap Contracts Payments	1,089
Accrued Expenses and Other Liabilities	124

Total Liabilities	30,877

NET ASSETS	$1,541,980

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	334,859,558

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.60

Investment Securities at Cost	$1,550,662

Foreign Currencies at Cost	$13

NET ASSETS CONSIST OF:
Paid-In Capital	$2,392,757
Total Distributable Earnings (Loss)	(850,777)

NET ASSETS	$1,541,980

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

DFA
Commodity Strategy
Portfolio#
Investment Income
Interest	$23,256
Income from Securities Lending	30

Total Investment Income	23,286

Expenses
Investment Management Fees	2,830
Accounting & Transfer Agent Fees	128
Custodian Fees	40
Filing Fees	46
Shareholders’ Reports	27
Directors’/Trustees’ Fees & Expenses	7
Professional Fees	13
Other	36

Total Expenses	3,127

Fees Waived, Expenses Reimbursed by Advisor (Note D)	538
Fees Paid Indirectly (Note D)	10

Net Expenses	2,579

Net Investment Income (Loss)	20,707

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(13,964)
Futures	(9,531)
Swap Contracts	(117,682)
Foreign Currency Transactions	(72)
Forward Currency Contracts	(4,783)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	40,888
Affiliated Investment Companies Shares	7
Futures	(2,051)
Swap Contracts	(12,131)
Translation of Foreign Currency-Denominated Amounts	15
Forward Currency Contracts	478

Net Realized and Unrealized Gain (Loss)	(118,826)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(98,119)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy
	Portfolio
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,707	$22,136
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(13,964)	(44,736)
Affiliated Investment Companies Shares Sold	—	(5)
Futures	(9,531)	953
Swap Contracts	(117,682)	110,350
Foreign Currency Transactions	(72)	(22)
Forward Currency Contracts	(4,783)	21,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	40,888	(75,310)
Affiliated Investment Companies Shares	7	(6)
Futures	(2,051)	(1,625)
Swap Contracts	(12,131)	35,073
Translation of Foreign Currency-Denominated Amounts	15	(51)
Forward Currency Contracts	478	1,633

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,119)	70,006

Distributions:
Institutional Class Shares	(108,510)	(500,400)
Capital Share Transactions (1):
Shares Issued	352,170	967,055
Shares Issued in Lieu of Cash Distributions	99,561	476,866
Shares Redeemed	(393,211)	(1,089,224)

Net Increase (Decrease) from Capital Share Transactions	58,520	354,697

Total Increase (Decrease) in Net Assets	(148,109)	(75,697)
Net Assets
Beginning of Period	1,690,089	1,765,786

End of Period	$1,541,980	$1,690,089

(1) Shares Issued and Redeemed:
Shares Issued	72,477	173,638
Shares Issued in Lieu of Cash Distributions	19,872	104,431
Shares Redeemed	(80,484)	(198,205)

Net Increase (Decrease) from Shares Issued and Redeemed	11,865	79,864

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$5.23		$7.26	$5.00	$5.46	$5.68	$5.98

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.07	0.01	0.06	0.11	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.34)		0.07	2.27	(0.46)	(0.22)	(0.25)

Total from Investment Operations	(0.28)		0.14	2.28	(0.40)	(0.11)	(0.15)

Less Distributions:
Net Investment Income	(0.35)		(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Total Distributions	(0.35)		(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Net Asset Value, End of Period	$4.60		$5.23	$7.26	$5.00	$5.46	$5.68

Total Return	(5.91	%)(B)	6.38%	45.67%	(7.41%)	(1.99%)	(2.43%)

Net Assets, End of Period (thousands)	$1,541,980		$1,690,089	$1,765,786	$1,096,427	$1,579,044	$1,995,988
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.30%	0.31%	0.33%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38	%(C)	0.38%	0.40%	0.41%	0.41%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.53	%(C)	1.25%	0.24%	1.15%	1.99%	1.61%
Portfolio Turnover Rate	14	%(B)	134%	114%	71%	38%	78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

107

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

108

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2023, the Portfolio held a $340,362,720 investment in the Subsidiary, representing 22.07% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2023, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

109

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2023, approximately $538 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$10

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$8

F. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$202,095	$314,883	—	$204,971

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

110

The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$17,837	$46,879	$53,093	—	$7	$11,630	1,005	$275	—

Total	$17,837	$46,879	$53,093	—	$7	$11,630	1,005	$275	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2021	$3,525	—	—	$3,525
2022	500,400	—	—	500,400

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(12,205)	—	$(12,205)

111

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$103,837	—	$(33,679)	$(714,299)	$(644,141)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$33,679	$33,679

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$3,679,893	$1,347	$(1,499,717)	$(1,498,370)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they

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were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$133,219	$136,684	$1,537,156

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$6,541	$1,219	$1,567	$3,755

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (4)	Commodity Futures Contracts *,(5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(15,299)	$(350)	$(4,523)	$(10,426)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(131,996)	$(4,783)	$(9,531)	$(117,682)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(13,704)	$478	$(2,051)	$(12,131)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Commodity Strategy Portfolio
HSBC Bank	—	—	—	—	—	—	$186	$186	—	—	—	$186
State Street Bank and Trust	$223	$223	—	—	—	$223	—	—	—	—	—	—
Bank of America Corp.	—	—	—	—	—	—	1,796	1,796	—	$(1,796)	—	—
Citibank, N.A.	996	996	$(996)	—	—	—	8,794	8,794	$(996)	(7,798)	—	—
UBS AG	3,755	3,755	—	—	—	3,755	—	—	—	—	—	—

Total	$4,974	$4,974	$(996)	—	—	$3,978	$10,776	$10,776	$(996)	$(9,594)	—	$186

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2023.

J. Securities Lending:

As of April 30, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio Bonds	$11,653	—	—	—	$11,653

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

M. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	3	60%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,086.30	0.08%	$0.41
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	8.3%
Consumer Discretionary	9.9%
Consumer Staples	7.4%
Energy	4.7%
Financials	13.1%
Health Care	14.4%
Industrials	8.5%
Information Technology	25.7%
Materials	2.6%
Real Estate	2.5%
Utilities	2.9%

100.0%

122

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (8.2%)
* Alphabet, Inc., Class A	1,711,067	$183,665,932	1.8%
* Alphabet, Inc., Class C	1,491,659	161,427,337	1.6%
Comcast Corp., Class A	1,209,028	50,017,488	0.5%
* Meta Platforms, Inc., Class A	639,456	153,674,066	1.5%
* Netflix, Inc.	128,006	42,233,020	0.4%
Verizon Communications, Inc.	1,207,088	46,871,227	0.5%
* Walt Disney Co.	525,011	53,813,627	0.5%
Other Securities		137,113,804	1.4%

TOTAL COMMUNICATION SERVICES		828,816,501	8.2%

CONSUMER DISCRETIONARY — (9.8%)
* Amazon.com, Inc.	2,561,045	270,062,195	2.7%
Home Depot, Inc.	292,844	88,011,336	0.9%
McDonald’s Corp.	210,476	62,248,277	0.6%
NIKE, Inc., Class B	358,024	45,368,801	0.5%
* Tesla, Inc.	772,681	126,959,215	1.3%
Other Securities		397,110,370	3.9%

TOTAL CONSUMER DISCRETIONARY		989,760,194	9.9%

CONSUMER STAPLES — (7.3%)
Coca-Cola Co.	1,118,389	71,744,654	0.7%
Costco Wholesale Corp.	127,512	64,166,589	0.6%
PepsiCo, Inc.	395,751	75,544,909	0.8%
Philip Morris International, Inc.	445,426	44,529,237	0.4%
Procter & Gamble Co.	677,823	105,997,961	1.1%
Walmart, Inc.	402,990	60,839,400	0.6%
Other Securities		315,801,582	3.1%

TOTAL CONSUMER STAPLES		738,624,332	7.3%

ENERGY — (4.6%)
Chevron Corp.	511,146	86,168,993	0.9%
Exxon Mobil Corp.	1,183,091	140,006,989	1.4%
Other Securities		242,851,834	2.4%

TOTAL ENERGY		469,027,816	4.7%

FINANCIALS — (13.0%)
Bank of America Corp.	2,005,714	58,727,306	0.6%
* Berkshire Hathaway, Inc., Class B	517,611	170,061,094	1.7%
JPMorgan Chase & Co.	842,729	116,498,857	1.2%
Mastercard, Inc., Class A	242,424	92,128,393	0.9%
# Visa, Inc., Class A	466,870	108,654,655	1.1%
Wells Fargo & Co.	1,094,655	43,512,536	0.4%
Other Securities		721,487,907	7.2%

TOTAL FINANCIALS		1,311,070,748	13.1%

HEALTH CARE — (14.2%)
Abbott Laboratories	501,069	55,353,092	0.6%
AbbVie, Inc.	508,149	76,791,477	0.8%

123

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	610,737	$40,778,910	0.4%
Danaher Corp.	188,379	44,628,869	0.4%
Eli Lilly & Co.	226,605	89,703,855	0.9%
Johnson & Johnson	751,154	122,963,910	1.2%
Merck & Co., Inc.	728,509	84,120,934	0.8%
Pfizer, Inc.	1,613,054	62,731,670	0.6%
Thermo Fisher Scientific, Inc.	112,701	62,537,785	0.6%
UnitedHealth Group, Inc.	268,439	132,096,148	1.3%
Other Securities		670,726,864	6.8%

TOTAL HEALTH CARE		1,442,433,514	14.4%

INDUSTRIALS — (8.4%)
Raytheon Technologies Corp.	421,058	42,063,694	0.4%
Other Securities		808,662,236	8.1%

TOTAL INDUSTRIALS		850,725,930	8.5%

INFORMATION TECHNOLOGY — (25.5%)
Accenture PLC, Class A	180,985	50,728,286	0.5%
* Adobe, Inc.	131,571	49,675,947	0.5%
* Advanced Micro Devices, Inc.	463,215	41,397,525	0.4%
Apple, Inc.	4,272,183	724,904,011	7.2%
Broadcom, Inc.	120,077	75,228,240	0.8%
Cisco Systems, Inc.	1,180,585	55,782,641	0.6%
Microsoft Corp.	2,138,256	657,000,539	6.5%
NVIDIA Corp.	706,709	196,104,680	2.0%
Oracle Corp.	441,376	41,807,135	0.4%
* Salesforce, Inc.	287,378	57,007,174	0.6%
Texas Instruments, Inc.	260,454	43,547,909	0.4%
Other Securities		583,478,305	5.8%

TOTAL INFORMATION TECHNOLOGY		2,576,662,392	25.7%

MATERIALS — (2.6%)
Linde PLC	141,550	52,295,648	0.5%
Other Securities		207,873,155	2.1%

TOTAL MATERIALS		260,168,803	2.6%

REAL ESTATE — (2.5%)
Other Securities		254,035,849	2.5%

UTILITIES — (2.8%)
NextEra Energy, Inc.	571,058	43,760,174	0.4%
Other Securities		243,854,270	2.5%

TOTAL UTILITIES		287,614,444	2.9%

TOTAL COMMON STOCKS (Cost $2,747,029,122)		10,008,940,523	99.8%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	15,407,784	15,407,784	0.2%

124

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	8,170,868	$94,512,427	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $2,856,935,735)		$10,118,860,734	100.9%

As of April 30, 2023, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	102	06/16/23	$21,190,816	$21,361,350	$170,534

Total Futures Contracts			$21,190,816	$21,361,350	$170,534

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$828,816,501	—	—	$828,816,501
Consumer Discretionary	989,760,194	—	—	989,760,194
Consumer Staples	738,624,332	—	—	738,624,332
Energy	469,027,816	—	—	469,027,816
Financials	1,311,070,748	—	—	1,311,070,748
Health Care	1,442,226,744	—	$206,770	1,442,433,514
Industrials	850,725,930	—	—	850,725,930
Information Technology	2,576,662,392	—	—	2,576,662,392
Materials	260,168,803	—	—	260,168,803
Real Estate	254,035,849	—	—	254,035,849
Utilities	287,614,444	—	—	287,614,444
Temporary Cash Investments	15,407,784	—	—	15,407,784
Securities Lending Collateral	—	$94,512,427	—	94,512,427
Futures Contracts**	170,534	—	—	170,534

TOTAL	$10,024,312,071	$94,512,427	$206,770^	$10,119,031,268

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

125

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $156,217 of securities on loan)	$10,008,941
Temporary Cash Investments at Value & Cost	15,408
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $94,499)	94,512
Segregated Cash for Futures Contracts	1,142
Receivables:
Investment Securities Sold	198
Dividends and Interest	8,054
Securities Lending Income	25
Fund Shares Sold	4,977
Futures Margin Variation	414
Prepaid Expenses and Other Assets	58

Total Assets	10,133,729

LIABILITIES:
Payables:
Upon Return of Securities Loaned	94,528
Fund Shares Redeemed	7,086
Due to Advisor	439
Accrued Expenses and Other Liabilities	627

Total Liabilities	102,680

NET ASSETS	$10,031,049

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,031,049 and shares outstanding of 352,744,975	$28.44

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,747,029

NET ASSETS CONSIST OF:
Paid-In Capital	$2,498,193
Total Distributable Earnings (Loss)	7,532,856

NET ASSETS	$10,031,049

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

126

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21)	$86,262
Income from Securities Lending	155

Total Investment Income	86,417

Fund Expenses
Investment Management Fees	2,913
Accounting & Transfer Agent Fees	832
S&P 500® Fees	54
Custodian Fees	53
Filing Fees	61
Shareholders’ Reports	64
Directors’/Trustees’ Fees & Expenses	39
Professional Fees	77
Other	128

Total Fund Expenses	4,221

Fees Waived, Expenses Reimbursed by Advisor (Note C)	336

Net Expenses	3,885

Net Investment Income (Loss)	82,532

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	271,659
Affiliated Investment Companies Shares Sold	71
Futures	2,482
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	458,353
Affiliated Investment Companies Shares	21
Futures	(217)

Net Realized and Unrealized Gain (Loss)	732,369

Net Increase (Decrease) in Net Assets Resulting from Operations	$814,901

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,532	$159,827
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	271,659	492,366
Affiliated Investment Companies Shares Sold	71	(19)
Futures	2,482	(10,134)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	458,353	(2,364,904)
Affiliated Investment Companies Shares	21	(9)
Futures	(217)	36

Net Increase (Decrease) in Net Assets Resulting from Operations	814,901	(1,722,837)

Distributions:
Institutional Class Shares	(497,114)	(792,204)
Capital Share Transactions (1):
Shares Issued	475,158	1,294,694
Shares Issued in Lieu of Cash Distributions	464,049	741,569
Shares Redeemed	(1,042,691)	(2,012,336)

Net Increase (Decrease) from Capital Share Transactions	(103,484)	23,927

Total Increase (Decrease) in Net Assets	214,303	(2,491,114)
Net Assets
Beginning of Period	9,816,746	12,307,860

End of Period	$10,031,049	$9,816,746

(1) Shares Issued and Redeemed:
Shares Issued	17,398	43,150
Shares Issued in Lieu of Cash Distributions	17,065	22,923
Shares Redeemed	(37,998)	(65,948)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,535)	125

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$27.55		$34.56	$25.10	$23.48	$21.06	$20.05

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.44	0.43	0.44	0.44	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	2.08		(5.21)	10.09	1.77	2.50	1.05

Total from Investment Operations	2.31		(4.77)	10.52	2.21	2.94	1.46

Less Distributions:
Net Investment Income	(0.20)		(0.40)	(0.43)	(0.47)	(0.39)	(0.39)
Net Realized Gains	(1.22)		(1.84)	(0.63)	(0.12)	(0.13)	(0.06)

Total Distributions	(1.42)		(2.24)	(1.06)	(0.59)	(0.52)	(0.45)

Net Asset Value, End of Period	$28.44		$27.55	$34.56	$25.10	$23.48	$21.06

Total Return	8.63	%(B)	(14.71%)	42.87%	9.63%	14.29%	7.25%

Net Assets, End of Period (thousands)	$10,031,049		$9,816,746	$12,307,860	$9,562,761	$9,786,391	$8,517,069
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09	%(C)	0.09%	0.09%	0.09%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.70	%(C)	1.46%	1.39%	1.83%	2.02%	1.90%
Portfolio Turnover Rate	1	%(B)	2%	4%	3%	3%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

130

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense

131

Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	—	$336	$2,438

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $7 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$112

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$56,866	$513,102

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$135,300	$553,433	$594,313	$71	$21	$94,512	8,171	$1,847	—

Total	$135,300	$553,433	$594,313	$71	$21	$94,512	8,171	$1,847	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2021	$159,251	$235,909	—	$395,160
2022	147,910	644,294	—	792,204

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(12,267)	$(25,689)	$(37,956)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	—	$426,910	—	$6,788,260	$7,215,170

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,872,227	$7,431,387	$(169,462)	$7,261,925

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$25,282

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
U.S. Large Company Portfolio	$171	$171

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$2,482	$2,482

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$(217)	$(217)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

135

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Large Company Portfolio	5.08%	$5,699	35	$27	$20,341	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2023.

I. Securities Lending:

As of April 30, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$63,734

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned

136

securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio Common Stocks	$94,528	—	—	—	$94,528

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

137

L. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	4	69%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

138

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/22	04/30/23	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,026.60	0.11%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

139

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	9.0%
Consumer Discretionary	5.6%
Consumer Staples	5.0%
Energy	15.3%
Financials	19.9%
Health Care	15.5%
Industrials	12.6%
Information Technology	7.8%
Materials	8.6%
Real Estate	0.4%
Utilities	0.3%

100.0%

140

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.8%)
	AT&T, Inc.	18,009,033	$318,219,613	1.2%
	Comcast Corp., Class A	13,738,104	568,345,363	2.2%
*	Meta Platforms, Inc., Class A	1,308,997	314,578,159	1.2%
*	T-Mobile U.S., Inc.	1,545,488	222,395,723	0.8%
	Verizon Communications, Inc.	11,373,951	441,650,517	1.7%
*	Walt Disney Co.	1,947,638	199,632,895	0.8%
	Other Securities		302,391,373	1.0%

TOTAL COMMUNICATION SERVICES			2,367,213,643	8.9%

CONSUMER DISCRETIONARY — (5.5%)
#	DR Horton, Inc.	2,494,501	273,946,100	1.0%
	General Motors Co.	4,532,565	149,755,948	0.6%
	Other Securities		1,044,925,812	4.0%

TOTAL CONSUMER DISCRETIONARY			1,468,627,860	5.6%

CONSUMER STAPLES — (4.9%)
	General Mills, Inc.	2,002,753	177,503,998	0.7%
	Kroger Co.	3,346,505	162,740,538	0.6%
	Mondelez International, Inc., Class A	2,277,202	174,706,938	0.7%
	Other Securities		791,669,653	2.9%

TOTAL CONSUMER STAPLES			1,306,621,127	4.9%

ENERGY — (14.9%)
	Chevron Corp.	5,028,204	847,654,630	3.2%
	ConocoPhillips	4,333,458	445,869,494	1.7%
	Exxon Mobil Corp.	11,391,683	1,348,091,766	5.1%
	Marathon Petroleum Corp.	1,358,505	165,737,610	0.6%
	Other Securities		1,200,036,048	4.6%

TOTAL ENERGY			4,007,389,548	15.2%

FINANCIALS — (19.4%)
	Bank of America Corp.	10,884,314	318,692,714	1.2%
*	Berkshire Hathaway, Inc., Class B	1,859,637	610,983,736	2.3%
	Capital One Financial Corp.	1,612,985	156,943,440	0.6%
	Goldman Sachs Group, Inc.	899,750	309,010,140	1.2%
	Hartford Financial Services Group, Inc.	2,136,542	151,673,117	0.6%
	JPMorgan Chase & Co.	6,443,887	890,802,939	3.4%
	Morgan Stanley	3,204,841	288,339,545	1.1%
	Travelers Cos., Inc.	964,321	174,677,106	0.7%
	Wells Fargo & Co.	6,446,522	256,249,249	1.0%
	Other Securities		2,038,911,346	7.6%

TOTAL FINANCIALS			5,196,283,332	19.7%

HEALTH CARE — (15.1%)
*	Biogen, Inc.	534,163	162,508,409	0.6%
	Bristol-Myers Squibb Co.	2,696,576	180,050,380	0.7%
	Cigna Group	998,289	252,856,621	1.0%
	CVS Health Corp.	3,233,170	237,023,693	0.9%

141

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	998,501	$236,554,872	0.9%
Elevance Health, Inc.	680,876	319,092,537	1.2%
Gilead Sciences, Inc.	2,211,205	181,783,163	0.7%
Humana, Inc.	413,521	219,368,755	0.8%
Laboratory Corp. of America Holdings	661,405	149,947,128	0.6%
Medtronic PLC	2,002,037	182,085,265	0.7%
Pfizer, Inc.	17,021,900	661,981,691	2.5%
Thermo Fisher Scientific, Inc.	629,158	349,119,774	1.3%
Other Securities		921,249,558	3.4%

TOTAL HEALTH CARE		4,053,621,846	15.3%

INDUSTRIALS — (12.3%)
Norfolk Southern Corp.	780,147	158,393,245	0.6%
PACCAR, Inc.	2,159,359	161,282,524	0.6%
Raytheon Technologies Corp.	1,693,410	169,171,659	0.6%
Republic Services, Inc.	1,829,777	264,622,350	1.0%
Other Securities		2,540,891,969	9.7%

TOTAL INDUSTRIALS		3,294,361,747	12.5%

INFORMATION TECHNOLOGY — (7.6%)
Analog Devices, Inc.	889,874	160,070,535	0.6%
HP, Inc.	9,328,511	277,150,062	1.1%
Intel Corp.	9,477,931	294,384,537	1.1%
Micron Technology, Inc.	3,670,413	236,227,781	0.9%
Other Securities		1,079,112,660	4.0%

TOTAL INFORMATION TECHNOLOGY		2,046,945,575	7.7%

MATERIALS — (8.4%)
Dow, Inc.	3,063,878	166,674,963	0.6%
Freeport-McMoRan, Inc.	4,809,107	182,313,246	0.7%
Linde PLC	775,637	286,559,090	1.1%
Nucor Corp.	1,985,067	294,147,228	1.1%
Steel Dynamics, Inc.	1,686,863	175,349,409	0.7%
Other Securities		1,156,087,505	4.3%

TOTAL MATERIALS		2,261,131,441	8.5%

REAL ESTATE — (0.4%)
Other Securities		106,352,805	0.4%

UTILITIES — (0.3%)
Other Securities		67,699,985	0.3%

TOTAL COMMON STOCKS (Cost $15,983,542,928)		26,176,248,909	99.0%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	216,153,325	216,153,325	0.8%

142

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	37,590,859	$434,813,470	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $16,634,453,077)		$26,827,215,704	101.5%

As of April 30, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	970	06/16/23	$193,535,300	$203,142,250	$9,606,950

Total Futures Contracts			$193,535,300	$203,142,250	$9,606,950

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,367,213,643	—	—	$2,367,213,643
Consumer Discretionary	1,468,627,860	—	—	1,468,627,860
Consumer Staples	1,306,621,127	—	—	1,306,621,127
Energy	4,007,389,548	—	—	4,007,389,548
Financials	5,196,283,332	—	—	5,196,283,332
Health Care	4,053,621,846	—	—	4,053,621,846
Industrials	3,294,361,747	—	—	3,294,361,747
Information Technology	2,046,945,575	—	—	2,046,945,575
Materials	2,261,131,441	—	—	2,261,131,441
Real Estate	106,352,805	—	—	106,352,805
Utilities	67,699,985	—	—	67,699,985
Temporary Cash Investments	216,153,325	—	—	216,153,325
Securities Lending Collateral	—	$434,813,470	—	434,813,470
Futures Contracts**	9,606,950	—	—	9,606,950

TOTAL	$26,402,009,184	$434,813,470	—	$26,836,822,654

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $456,396 of securities on loan)	$26,176,249
Temporary Cash Investments at Value & Cost	216,153
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $434,757)	434,813
Segregated Cash for Futures Contracts	10,864
Receivables:
Investment Securities Sold	18,597
Dividends and Interest	38,921
Securities Lending Income	56
Futures Margin Variation	1,685
Prepaid Expenses and Other Assets	43

Total Assets	26,897,381

LIABILITIES:
Payables:
Upon Return of Securities Loaned	435,107
Investment Securities Purchased	22,512
Due to Advisor	2,162
Accrued Expenses and Other Liabilities	1,094

Total Liabilities	460,875

NET ASSETS	$26,436,506

Investment Securities at Cost	$15,983,543

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$341,666
Income from Securities Lending.	423

Total Investment Income	342,089

Expenses
Investment Management Fees	13,379
Accounting & Transfer Agent Fees	449
Custodian Fees	135
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	109
Professional Fees	158
Other	272

Total Expenses	14,517

Net Expenses	14,517

Net Investment Income (Loss)	327,572

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	688,563
Affiliated Investment Companies Shares Sold	4
Futures	(5,265)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(311,027)
Affiliated Investment Companies Shares	195
Futures	17,273

Net Realized and Unrealized Gain (Loss)	389,743

Net Increase (Decrease) in Net Assets Resulting from Operations	$717,315

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$327,572	$616,764
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	688,563	753,310
Affiliated Investment Companies Shares Sold	4	(30)
Futures	(5,265)	(16,355)
Foreign Currency Transactions	—	(2)
In-Kind Redemptions	—	46,523
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(311,027)	(2,352,364)
Affiliated Investment Companies Shares	195	(147)
Futures	17,273	(16,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	717,315	(968,627)

Transactions in Interest:
Contributions	209,721	972,772
Withdrawals	(1,536,511)	(2,778,807)

Net Increase (Decrease) from Transactions in Interest	(1,326,790)	(1,806,035)

Total Increase (Decrease) in Net Assets	(609,475)	(2,774,662)
Net Assets
Beginning of Period	27,045,981	29,820,643

End of Period	$26,436,506	$27,045,981

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	2.66	%(B)	(3.45%)	48.85%	(11.42%)	7.15%	2.95%

Net Assets, End of Period (thousands)	$26,436,506		$27,045,981	$29,820,643	$22,154,405	$29,929,678	$29,242,795
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.45	%(C)	2.20%	1.92%	2.53%	2.50%	2.14%
Portfolio Turnover Rate	4	%(B)	10%	10%	4%	10%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2023, the total related amounts paid by the Trust to the CCO were $15 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$188

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$1,112,358	$2,092,629

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$521,402	$1,961,147	$2,047,935	$4	$195	$434,813	37,591	$8,321	—

Total	$521,402	$1,961,147	$2,047,935	$4	$195	$434,813	37,591	$8,321	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$16,609,891	$10,874,305	$(681,543)	$10,192,762

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$190,476

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$9,607	$9,607

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(5,265)	$(5,265)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$17,273	$17,273

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

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agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$81,749	$157,058	$32,758

J. Securities Lending:

As of April 30, 2023, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$25,692

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series Common Stocks	$435,107	—	—	—	$435,107

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually

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or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

157

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

158

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

159

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

160

DFA043023-001SD 00286338

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments.
“Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2023
EXPENSE TABLES
	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,223.30	0.17%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,221.20	0.23%	$1.27
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,070.60	0.42%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,208.20	0.39%	$2.14
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,198.50	0.40%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,136.90	0.41%	$2.17
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,252.20	0.50%	$2.79
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,256.50	0.40%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,124.30	0.27%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,062.50	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,231.70	0.43%	$2.38
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,222.90	0.35%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,219.70	0.30%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,204.50	0.37%	$2.02
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,206.30	0.30%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,211.10	0.50%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,119.00	0.27%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,104.60	0.31%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,172.70	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,163.00	0.59%	$3.16
Hypothetical 5% Annual Return	$1,000.00	$1,021.87	0.59%	$2.96
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,174.10	0.69%	$3.72
Institutional Class Shares	$1,000.00	$1,175.00	0.44%	$2.37
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.37	0.69%	$3.46
Institutional Class Shares	$1,000.00	$1,022.61	0.44%	$2.21
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,182.50	0.40%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,163.30	0.67%	$3.59
Hypothetical 5% Annual Return	$1,000.00	$1,021.47	0.67%	$3.36

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,120.70	0.43%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.2%
Consumer Discretionary	12.1%
Consumer Staples	9.4%
Energy	7.3%
Financials	17.9%
Health Care	10.2%
Industrials	16.3%
Information Technology	6.6%
Materials	10.4%
Real Estate	1.4%
Utilities	3.2%

100.0%

International Core Equity Portfolio
Communication Services	5.2%
Consumer Discretionary	12.9%
Consumer Staples	7.9%
Energy	7.5%
Financials	16.6%
Health Care	7.1%
Industrials	18.6%
Information Technology	6.7%
Materials	12.4%
Real Estate	2.0%
Utilities	3.1%

100.0%

DFA International Real Estate Securities
Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities
Portfolio
Affiliated Investment Companies	35.7%
Real Estate	64.3%

100.0%

DFA International Small Cap Value
Portfolio
Communication Services	2.2%
Consumer Discretionary	12.2%
Consumer Staples	5.2%
Energy	7.6%
Financials	21.3%
Health Care	2.4%
Industrials	22.0%
Information Technology	3.6%
Materials	19.3%
Real Estate	3.4%
Utilities	0.8%

100.0%

International Vector Equity Portfolio
Communication Services	4.9%
Consumer Discretionary	12.3%
Consumer Staples	6.5%
Energy	7.5%
Financials	19.1%
Health Care	5.5%
Industrials	19.5%
Information Technology	6.3%
Materials	14.0%
Real Estate	2.4%
Utilities	2.0%

100.0%

International High Relative Profitability
Portfolio
Communication Services	7.8%
Consumer Discretionary	16.6%
Consumer Staples	9.3%
Energy	9.2%
Financials	4.2%
Health Care	12.3%
Industrials	17.4%
Information Technology	10.2%
Materials	11.1%
Real Estate	0.3%
Utilities	1.6%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.5%
Consumer Discretionary	12.4%
Consumer Staples	7.4%
Energy	6.7%
Financials	16.5%
Health Care	6.7%
Industrials	16.1%
Information Technology	10.4%
Materials	12.6%
Real Estate	2.5%
Utilities	3.2%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.6%
Consumer Discretionary	11.9%
Consumer Staples	5.1%
Energy	5.5%
Financials	17.2%
Health Care	4.4%
Industrials	20.6%
Information Technology	7.4%
Materials	18.2%
Real Estate	4.2%
Utilities	1.9%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.3%
Consumer Discretionary	11.3%
Consumer Staples	6.4%
Energy	5.2%
Financials	17.0%
Health Care	4.6%
Industrials	9.7%
Information Technology	19.6%
Materials	12.7%
Real Estate	3.1%
Utilities	3.1%

100.0%

Emerging Markets Targeted Value
Portfolio
Communication Services	4.2%
Consumer Discretionary	10.8%
Consumer Staples	5.0%
Energy	3.2%
Financials	17.1%
Health Care	6.1%
Industrials	15.0%
Information Technology	14.2%
Materials	15.9%
Real Estate	6.1%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity
Portfolio
Communication Services	5.1%
Consumer Discretionary	8.8%
Consumer Staples	6.5%
Energy	5.1%
Financials	18.7%
Health Care	3.9%
Industrials	10.1%
Information Technology	23.4%
Materials	13.5%
Real Estate	2.3%
Utilities	2.6%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.2%)
BHP Group Ltd., Class DI	697,375	$20,696,328	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	17,606,200	0.3%
Commonwealth Bank of Australia	355,286	23,511,440	0.4%
CSL Ltd.	98,386	19,641,450	0.4%
Other Securities		283,917,944	4.9%

TOTAL AUSTRALIA		365,373,362	6.4%

AUSTRIA — (0.2%)
Other Securities		11,744,839	0.2%

BELGIUM — (1.0%)
Other Securities		56,979,522	1.0%

CANADA — (9.8%)
Canadian Natural Resources Ltd.	352,595	21,497,717	0.4%
Royal Bank of Canada	218,606	21,703,283	0.4%
Royal Bank of Canada	206,240	20,481,694	0.4%
Toronto-Dominion Bank	286,785	17,387,775	0.3%
Other Securities		500,302,129	8.7%

TOTAL CANADA		581,372,598	10.2%

CHINA — (0.0%)
Other Security		298,809	0.0%

DENMARK — (2.7%)
Novo Nordisk AS, Class B	461,515	76,775,028	1.4%
Novo Nordisk AS, Sponsored ADR	45,587	7,617,132	0.1%
Other Securities		72,363,478	1.3%

TOTAL DENMARK		156,755,638	2.8%

FINLAND — (1.1%)
Other Securities		67,249,746	1.2%

FRANCE — (10.1%)
Air Liquide SA	111,890	20,127,924	0.3%
# Airbus SE	172,375	24,138,478	0.4%
BNP Paribas SA	263,532	17,027,702	0.3%
Hermes International	9,337	20,271,331	0.4%
L’Oreal SA	60,975	29,140,988	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	77,326,587	1.4%
Orange SA	1,534,917	19,978,349	0.3%
Sanofi	216,767	23,360,608	0.4%
Schneider Electric SE	117,513	20,493,305	0.4%
TotalEnergies SE	919,458	58,753,284	1.0%
TotalEnergies SE, Sponsored ADR	18,895	1,207,957	0.0%
Vinci SA	172,447	21,330,179	0.4%
Other Securities		265,762,727	4.7%

TOTAL FRANCE		598,919,419	10.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.9%)
Allianz SE	112,391	$28,222,162	0.5%
Bayer AG	362,228	23,905,702	0.4%
Deutsche Telekom AG	1,271,712	30,663,235	0.5%
Mercedes-Benz Group AG	320,152	24,967,376	0.4%
SAP SE	154,573	20,916,220	0.4%
Siemens AG	171,082	28,199,841	0.5%
Other Securities		252,789,331	4.5%

TOTAL GERMANY		409,663,867	7.2%

HONG KONG — (2.1%)
AIA Group Ltd.	3,249,000	35,372,095	0.6%
Other Securities		89,419,796	1.6%

TOTAL HONG KONG		124,791,891	2.2%

IRELAND — (0.8%)
Other Securities		45,265,360	0.8%

ISRAEL — (0.6%)
Other Securities		34,790,833	0.6%

ITALY — (2.0%)
Other Securities		117,105,144	2.1%

JAPAN — (19.4%)
Hitachi Ltd.	304,915	16,866,256	0.3%
KDDI Corp.	559,200	17,457,179	0.3%
Keyence Corp.	41,604	18,761,576	0.3%
Sony Group Corp.	371,800	33,638,122	0.6%
Toyota Motor Corp.	2,420,615	33,235,102	0.6%
Other Securities		1,026,346,951	18.1%

TOTAL JAPAN.		1,146,305,186	20.2%

NETHERLANDS — (3.6%)
ASML Holding NV	30,871	19,590,956	0.3%
ASML Holding NV	82,305	52,416,762	0.9%
Other Securities		140,199,750	2.5%

TOTAL NETHERLANDS		212,207,468	3.7%

NEW ZEALAND — (0.3%)
Other Securities		19,072,469	0.3%

NORWAY — (0.8%)
Other Securities		43,855,944	0.8%

PORTUGAL — (0.2%)
Other Securities		12,868,334	0.2%

SINGAPORE — (1.0%)
Other Securities		60,527,477	1.1%

SPAIN — (2.1%)
Iberdrola SA	1,381,695	17,904,141	0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$107,762,260	1.9%

TOTAL SPAIN		125,666,401	2.2%

SWEDEN — (2.6%)
Other Securities		154,447,246	2.7%

SWITZERLAND — (7.9%)
ABB Ltd.	487,512	17,586,320	0.3%
Cie Financiere Richemont SA, Class A	119,968	19,830,805	0.4%
Nestle SA	702,768	90,157,798	1.6%
Novartis AG	340,245	34,804,978	0.6%
Novartis AG, Sponsored ADR	195,278	20,029,664	0.4%
Roche Holding AG	7,438	2,517,030	0.0%
Roche Holding AG	205,381	64,313,036	1.1%
Zurich Insurance Group AG	37,235	18,057,195	0.3%
Other Securities		199,336,875	3.5%

TOTAL SWITZERLAND		466,633,701	8.2%

UNITED KINGDOM — (12.8%)
AstraZeneca PLC	126,555	18,624,205	0.3%
AstraZeneca PLC, Sponsored ADR	367,665	26,920,431	0.5%
BP PLC, Sponsored ADR	765,146	30,820,101	0.5%
# Diageo PLC, Sponsored ADR	105,239	19,521,834	0.3%
Glencore PLC	3,869,489	22,840,178	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	19,871,337	0.4%
Shell PLC	36,838	1,131,949	0.0%
Shell PLC, ADR	1,187,857	73,623,377	1.3%
# Unilever PLC, Sponsored ADR	358,803	19,924,331	0.4%
Other Securities		519,783,410	9.2%

TOTAL UNITED KINGDOM		753,061,153	13.3%

UNITED STATES — (0.2%)
Other Securities		10,004,300	0.2%

TOTAL COMMON STOCKS		5,574,960,707	98.1%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		24,606,821	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,951,623,177)		5,599,567,528

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	26,727,154	309,152,995	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,260,763,777)		$5,908,720,523	103.9%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	180	06/16/23	$36,235,908	$37,696,500	$1,460,592

Total Futures Contracts			$36,235,908	$37,696,500	$1,460,592

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,258,353	$346,115,009	—	$365,373,362
Austria	—	11,744,839	—	11,744,839
Belgium	655,129	56,324,393	—	56,979,522
Canada	578,665,906	2,706,692	—	581,372,598
China	—	298,809	—	298,809
Denmark	7,617,132	149,138,506	—	156,755,638
Finland	506,202	66,743,544	—	67,249,746
France	3,793,302	595,126,117	—	598,919,419
Germany	13,755,869	395,907,998	—	409,663,867
Hong Kong	—	124,791,891	—	124,791,891
Ireland	15,504,674	29,760,686	—	45,265,360
Israel	4,943,149	29,847,684	—	34,790,833
Italy	1,320,739	115,784,405	—	117,105,144
Japan	17,877,394	1,128,427,792	—	1,146,305,186
Netherlands	66,119,405	146,088,063	—	212,207,468
New Zealand	—	19,072,469	—	19,072,469
Norway	388,689	43,467,255	—	43,855,944
Portugal	—	12,868,334	—	12,868,334
Singapore	—	60,527,477	—	60,527,477
Spain	5,697,957	119,968,444	—	125,666,401
Sweden	—	154,447,246	—	154,447,246
Switzerland	53,468,660	413,165,041	—	466,633,701
United Kingdom	247,860,863	505,200,290	—	753,061,153
United States	88,435	9,915,865	—	10,004,300
Preferred Stocks
Germany	—	24,606,821	—	24,606,821
Securities Lending Collateral	—	309,152,995	—	309,152,995
Futures Contracts**	1,460,592	—	—	1,460,592

TOTAL	$1,038,982,450	$4,871,198,665	—	$5,910,181,115

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.1%)
BHP Group Ltd., Class DI	4,074,214	$120,912,378	0.4%
# BHP Group Ltd., Sponsored ADR	1,283,423	75,773,294	0.3%
Commonwealth Bank of Australia	931,529	61,644,950	0.2%
Other Securities		1,677,935,699	5.4%

TOTAL AUSTRALIA		1,936,266,321	6.3%

AUSTRIA — (0.5%)
Other Securities		161,691,542	0.5%

BELGIUM — (1.2%)
Other Securities		372,328,183	1.2%

BRAZIL — (0.0%)
Other Security		387,066	0.0%

CANADA — (10.3%)
Bank of Montreal	902,389	81,386,464	0.3%
Canadian Natural Resources Ltd.	1,718,893	104,800,906	0.4%
National Bank of Canada	884,154	65,930,604	0.2%
# Royal Bank of Canada	732,219	72,694,968	0.3%
Royal Bank of Canada	1,213,029	120,465,910	0.4%
Suncor Energy, Inc.	2,892,169	90,582,733	0.3%
Teck Resources Ltd., Class B	1,726,482	80,454,061	0.3%
Other Securities		2,638,028,491	8.4%

TOTAL CANADA		3,254,344,137	10.6%

CHINA — (0.0%)
Other Securities		16,867,235	0.1%

DENMARK — (2.5%)
Novo Nordisk AS, Class B	891,477	148,301,077	0.5%
Novo Nordisk AS, Sponsored ADR	595,283	99,465,836	0.3%
Other Securities		539,339,313	1.8%

TOTAL DENMARK		787,106,226	2.6%

FINLAND — (1.5%)
Other Securities		468,913,454	1.5%

FRANCE — (8.3%)
Cie de Saint-Gobain	1,220,836	70,679,938	0.2%
L’Oreal SA	167,437	80,020,987	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	238,969,752	0.8%
Orange SA	7,384,067	96,110,387	0.3%
TotalEnergies SE	4,096,102	261,740,554	0.9%
Vinci SA	743,118	91,917,167	0.3%
Other Securities		1,780,096,504	5.7%

TOTAL FRANCE		2,619,535,289	8.5%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.7%)
Allianz SE	418,132	$104,995,854	0.4%
BASF SE	1,352,506	69,957,203	0.2%
Bayer AG	1,586,763	104,720,460	0.4%
Deutsche Post AG	1,307,426	62,886,638	0.2%
Deutsche Telekom AG	6,078,458	146,562,416	0.5%
E.ON SE	5,231,935	69,206,703	0.2%
Mercedes-Benz Group AG	1,688,994	131,717,898	0.4%
Other Securities		1,445,470,248	4.7%

TOTAL GERMANY		2,135,517,420	7.0%

HONG KONG — (2.1%)
AIA Group Ltd.	11,640,800	126,734,221	0.4%
Other Securities		542,478,415	1.8%

TOTAL HONG KONG		669,212,636	2.2%

IRELAND — (0.8%)
Other Securities		261,713,342	0.8%

ISRAEL — (0.7%)
Other Securities		237,333,315	0.8%

ITALY — (2.6%)
Eni SpA	4,317,248	65,222,469	0.2%
# Stellantis NV	6,454,309	107,054,857	0.4%
Other Securities		657,342,694	2.1%

TOTAL ITALY.		829,620,020	2.7%

JAPAN — (20.5%)
Hitachi Ltd.	1,274,185	70,481,052	0.3%
KDDI Corp.	2,362,200	73,743,469	0.3%
Sony Group Corp.	1,141,000	103,230,492	0.4%
Toyota Motor Corp.	7,546,470	103,613,213	0.4%
Other Securities		6,144,624,847	19.8%

TOTAL JAPAN.		6,495,693,073	21.2%

NETHERLANDS — (3.0%)
# ASML Holding NV	127,591	80,970,826	0.3%
ASML Holding NV	182,526	116,243,508	0.4%
Koninklijke Ahold Delhaize NV	2,259,011	77,675,296	0.3%
Other Securities		682,271,058	2.1%

TOTAL NETHERLANDS		957,160,688	3.1%

NEW ZEALAND — (0.3%)
Other Securities		103,275,095	0.3%

NORWAY — (0.8%)
Other Securities.		256,355,028	0.8%

PORTUGAL — (0.3%)
Other Securities		90,399,702	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.0%)
Other Securities		$302,725,724	1.0%

SPAIN — (2.2%)
Repsol SA	4,909,248	72,115,382	0.3%
Telefonica SA	15,552,229	70,641,164	0.2%
Other Securities		554,996,889	1.8%

TOTAL SPAIN		697,753,435	2.3%

SWEDEN — (2.7%)
Volvo AB, Class B	2,990,796	61,492,861	0.2%
Other Securities		792,447,373	2.6%

TOTAL SWEDEN		853,940,234	2.8%

SWITZERLAND — (7.7%)
Nestle SA	2,387,647	306,310,185	1.0%
Novartis AG, Sponsored ADR	1,541,707	158,132,887	0.5%
Roche Holding AG	634,350	198,640,451	0.7%
Swisscom AG	101,477	69,669,075	0.2%
Other Securities		1,708,398,994	5.6%

TOTAL SWITZERLAND		2,441,151,592	8.0%

UNITED KINGDOM — (12.4%)
Anglo American PLC	2,478,239	76,364,867	0.3%
AstraZeneca PLC, Sponsored ADR	925,214	67,744,169	0.2%
BP PLC	11,071,577	74,279,148	0.3%
BP PLC, Sponsored ADR	3,594,991	144,806,237	0.5%
Glencore PLC	17,549,994	103,591,203	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	109,457,209	0.4%
# Rio Tinto PLC, Sponsored ADR	1,132,747	72,484,481	0.2%
Shell PLC	1,488,020	45,724,109	0.2%
Shell PLC, ADR	4,640,369	287,610,071	0.9%
Other Securities		2,961,990,661	9.6%

TOTAL UNITED KINGDOM		3,944,052,155	12.9%

UNITED STATES — (0.1%)
Other Securities		47,876,764	0.2%

TOTAL COMMON STOCKS		29,941,219,676	97.7%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		149,855,503	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		686	0.0%

FRANCE — (0.0%)
Other Security		148,597	0.0%

HONG KONG — (0.0%)
Other Security		185	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$6,931	0.0%

SPAIN — (0.0%)
Other Securities		234,529	0.0%

TOTAL RIGHTS/WARRANTS		390,928	0.0%

TOTAL INVESTMENT SECURITIES (Cost $24,623,655,810)		30,091,466,107

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	142,473,866	1,647,995,204	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $26,271,569,932)		$31,739,461,311	103.6%

As of April 30, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,272	06/16/23	$253,790,660	$266,388,600	$12,597,940

Total Futures Contracts			$253,790,660	$266,388,600	$12,597,940

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$96,792,691	$1,839,470,343	$3,287	$1,936,266,321
Austria	—	161,691,542	—	161,691,542
Belgium	11,218,322	361,109,861	—	372,328,183
Brazil	387,066	—	—	387,066
Canada	3,244,182,285	10,161,852	—	3,254,344,137
China	13,226,536	3,640,699	—	16,867,235
Denmark	99,465,836	687,640,390	—	787,106,226
Finland	10,501,175	458,412,279	—	468,913,454
France	32,096,978	2,587,438,311	—	2,619,535,289
Germany	41,473,751	2,094,043,669	—	2,135,517,420
Hong Kong	754,946	668,312,851	144,839	669,212,636
Ireland	59,295,567	202,417,775	—	261,713,342
Israel	24,139,907	213,193,408	—	237,333,315
Italy	8,284,541	821,335,479	—	829,620,020
Japan	107,697,992	6,387,995,081	—	6,495,693,073
Netherlands	182,918,914	774,241,774	—	957,160,688
New Zealand	277,931	102,997,164	—	103,275,095
Norway	1,696,728	254,658,300	—	256,355,028
Portugal	407,921	89,991,781	—	90,399,702

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$7,681	$302,337,686	$380,357	$302,725,724
Spain	13,361,433	684,392,002	—	697,753,435
Sweden	228,811	853,711,423	—	853,940,234
Switzerland	246,327,529	2,194,824,063	—	2,441,151,592
United Kingdom	906,290,138	3,037,761,818	199	3,944,052,155
United States	8,607,059	39,269,705	—	47,876,764
Preferred Stocks
Germany	—	149,855,503	—	149,855,503
Rights/Warrants
Australia	—	686	—	686
France	—	148,597	—	148,597
Hong Kong	—	185	—	185
Singapore	—	6,931	—	6,931
Spain	—	234,529	—	234,529
Securities Lending Collateral	—	1,647,995,204	—	1,647,995,204
Futures Contracts**	12,597,940	—	—	12,597,940

TOTAL	$5,122,239,678	$26,629,290,891	$528,682^	$31,752,059,251

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,295,440	$50,483,280
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,116,625
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,723,023
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,426,855
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,452,741
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,242,248
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,718,298

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $81,286,256)		$88,163,070

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$88,163,070	—	—	$88,163,070

TOTAL	$88,163,070	—	—	$88,163,070

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,488,258,221
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,621,587,997
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,369,116,078
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,247,608,396
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,067,592,165

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$10,794,162,857

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $97,013,421)	97,013,421	97,013,421

TOTAL INVESTMENTS — (100.0%) (Cost $9,932,714,725)		$10,891,176,278

As of April 30, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	465	06/16/23	$93,106,465	$97,382,625	$4,276,160

Total Futures Contracts			$93,106,465	$97,382,625	$4,276,160

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,794,162,857	—	—	$10,794,162,857
Temporary Cash Investments	97,013,421	—	—	97,013,421
Futures Contracts**	4,276,160	—	—	4,276,160

TOTAL	$10,895,452,438	—	—	$10,895,452,438

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$247,275,230

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$247,275,230

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$222,330,721

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$222,330,721

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,402,128

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$22,402,128

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$764,082,850

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$764,082,850

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.0%)
AUSTRALIA — (19.5%)
Charter Hall Group	5,341,108	$39,737,031	0.9%
# Dexus	12,198,885	63,226,639	1.3%
Goodman Group	19,150,708	246,883,846	5.3%
GPT Group	21,548,919	63,365,066	1.4%
Mirvac Group	44,317,742	71,148,841	1.5%
Scentre Group	58,189,728	111,671,594	2.4%
Stockland	26,974,468	79,962,449	1.7%
Vicinity Ltd.	43,444,382	60,733,921	1.3%
Other Securities		206,857,786	4.3%

TOTAL AUSTRALIA		943,587,173	20.1%

BELGIUM — (3.5%)
# Aedifica SA	435,586	36,385,319	0.8%
# Cofinimmo SA	340,987	32,576,075	0.7%
Warehouses De Pauw CVA	1,771,234	52,962,868	1.1%
Other Securities		46,433,442	1.0%

TOTAL BELGIUM		168,357,704	3.6%

CANADA — (5.0%)
Canadian Apartment Properties REIT	896,589	32,843,276	0.7%
Other Securities		207,212,559	4.4%

TOTAL CANADA		240,055,835	5.1%

CHINA — (0.2%)
Other Securities		8,071,233	0.2%

FRANCE — (5.2%)
# Covivio SA	530,963	30,190,015	0.6%
Gecina SA	499,004	55,550,434	1.2%
Klepierre SA	2,221,528	56,271,560	1.2%
#* Unibail-Rodamco-Westfield	1,101,160	59,050,814	1.3%
Other Securities		49,117,974	1.0%

TOTAL FRANCE		250,180,797	5.3%

GERMANY — (0.2%)
Other Security		8,590,072	0.2%

HONG KONG — (4.6%)
Link REIT	28,366,921	185,544,801	4.0%
Other Securities		34,771,044	0.7%

TOTAL HONG KONG		220,315,845	4.7%

IRELAND — (0.1%)
Other Security		6,213,780	0.1%

ITALY — (0.0%)
Other Security		2,293,010	0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (24.3%)
Advance Residence Investment Corp.	14,980	$38,867,145	0.8%
Daiwa House REIT Investment Corp.	24,954	53,093,835	1.1%
GLP J-Reit	49,871	56,981,353	1.2%
Industrial & Infrastructure Fund Investment Corp.	22,171	25,408,332	0.5%
Invincible Investment Corp.	66,150	28,560,756	0.6%
Japan Hotel REIT Investment Corp.	50,504	28,534,411	0.6%
Japan Metropolitan Fund Invest	78,891	57,765,207	1.2%
Japan Real Estate Investment Corp.	13,937	55,223,951	1.2%
Nippon Accommodations Fund, Inc.	5,584	27,143,933	0.6%
Nippon Building Fund, Inc.	17,250	72,332,978	1.5%
Nippon Prologis REIT, Inc.	24,742	56,364,051	1.2%
Nomura Real Estate Master Fund, Inc.	46,823	54,787,864	1.2%
Orix JREIT, Inc.	29,613	38,280,477	0.8%
# Sekisui House Reit, Inc.	46,891	26,579,424	0.6%
United Urban Investment Corp.	33,288	36,960,302	0.8%
Other Securities		517,548,538	11.1%

TOTAL JAPAN		1,174,432,557	25.0%

MALAYSIA — (0.5%)
Other Securities		24,055,792	0.5%

MEXICO — (2.3%)
Fibra Uno Administracion SA de CV	32,500,086	44,847,028	1.0%
Other Securities		66,743,841	1.4%

TOTAL MEXICO		111,590,869	2.4%

NETHERLANDS — (1.0%)
#* Unibail-Rodamco-Westfield, CDI	6,456,966	17,455,214	0.4%
Other Securities		30,643,559	0.6%

TOTAL NETHERLANDS		48,098,773	1.0%

NEW ZEALAND — (1.3%)
Other Securities		61,403,783	1.3%

SINGAPORE — (11.0%)
CapitaLand Ascendas REIT	37,374,980	80,428,094	1.7%
CapitaLand Integrated Commercial Trust	58,564,311	89,424,085	1.9%
Frasers Logistics & Commercial Trust	32,631,133	33,118,613	0.7%
Mapletree Industrial Trust	22,697,458	40,574,366	0.9%
Mapletree Logistics Trust	37,649,347	49,270,520	1.1%
Mapletree Pan Asia Commercial Trust	26,050,406	34,507,637	0.7%
Suntec Real Estate Investment Trust	25,391,100	25,738,547	0.5%
Other Securities		177,625,858	3.8%

TOTAL SINGAPORE		530,687,720	11.3%

SOUTH AFRICA — (1.7%)
Other Securities		79,641,292	1.7%

SOUTH KOREA — (0.2%)
Other Securities		11,182,859	0.2%

SPAIN — (1.2%)
Merlin Properties Socimi SA	3,694,410	32,665,235	0.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$26,164,705	0.6%

TOTAL SPAIN		58,829,940	1.3%

TAIWAN — (0.3%)
Other Securities		14,665,036	0.3%

TURKEY — (0.3%)
Other Securities		16,810,923	0.4%

UNITED KINGDOM — (13.6%)
Big Yellow Group PLC	2,059,150	31,696,319	0.7%
British Land Co. PLC	10,134,704	51,061,075	1.1%
Derwent London PLC	1,160,255	35,028,179	0.7%
Land Securities Group PLC	8,116,674	68,876,710	1.5%
LondonMetric Property PLC	10,811,437	26,220,428	0.6%
Safestore Holdings PLC	2,506,000	31,238,109	0.7%
Segro PLC	13,665,831	143,872,841	3.1%
Tritax Big Box REIT PLC	21,441,201	41,890,861	0.9%
UNITE Group PLC	3,838,072	46,311,236	1.0%
Other Securities		181,926,173	3.7%

TOTAL UNITED KINGDOM		658,121,931	14.0%

TOTAL COMMON STOCKS (Cost $4,971,349,035)		4,637,186,924	98.7%

		Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	16,705,651	193,234,263	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $5,164,557,245)		$4,830,421,187	102.8%

As of April 30, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	144	06/16/23	$29,731,018	$30,157,200	$426,182

Total Futures Contracts			$29,731,018	$30,157,200	$426,182

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$324,990	$943,262,183	—	$943,587,173
Belgium	—	168,357,704	—	168,357,704
Canada	240,055,835	—	—	240,055,835

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
China	—	$8,071,233	—	$8,071,233
France	—	250,180,797	—	250,180,797
Germany	—	8,590,072	—	8,590,072
Hong Kong	—	220,315,845	—	220,315,845
Ireland	—	6,213,780	—	6,213,780
Italy	—	2,293,010	—	2,293,010
Japan	—	1,174,432,557	—	1,174,432,557
Malaysia	—	24,055,792	—	24,055,792
Mexico	$111,590,869	—	—	111,590,869
Netherlands	—	48,098,773	—	48,098,773
New Zealand	—	61,403,783	—	61,403,783
Singapore	—	530,687,720	—	530,687,720
South Africa	—	79,641,292	—	79,641,292
South Korea	—	11,182,859	—	11,182,859
Spain	—	58,829,940	—	58,829,940
Taiwan	—	14,665,036	—	14,665,036
Turkey	—	16,810,923	—	16,810,923
United Kingdom	—	658,121,931	—	658,121,931
Securities Lending Collateral	—	193,234,263	—	193,234,263
Futures Contracts**	426,182	—	—	426,182

TOTAL	$352,397,876	$4,478,449,493	—	$4,830,847,369

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (63.0%)
UNITED STATES — (63.0%)
Agree Realty Corp.	388,869	$26,439,203	0.3%
Alexandria Real Estate Equities, Inc.	682,331	84,731,864	1.1%
American Homes 4 Rent, Class A	1,444,464	48,042,886	0.6%
American Tower Corp.	2,025,334	413,958,016	5.2%
Americold Realty Trust, Inc.	1,048,256	31,017,895	0.4%
Apartment Income REIT Corp.	705,929	26,105,256	0.3%
AvalonBay Communities, Inc.	606,180	109,336,687	1.4%
Boston Properties, Inc.	638,913	34,092,398	0.4%
Brixmor Property Group, Inc.	1,383,499	29,510,034	0.4%
Camden Property Trust	447,254	49,220,303	0.6%
Crown Castle, Inc.	1,919,358	236,253,776	3.0%
CubeSmart	994,485	45,239,123	0.6%
Digital Realty Trust, Inc.	1,294,053	128,305,335	1.6%
EastGroup Properties, Inc.	192,511	32,064,632	0.4%
Equinix, Inc.	406,569	294,388,482	3.7%
Equity LifeStyle Properties, Inc.	768,573	52,954,680	0.7%
Equity Residential	1,594,019	100,821,702	1.3%
Essex Property Trust, Inc.	278,559	61,207,769	0.8%
# Extra Space Storage, Inc.	598,237	90,955,953	1.1%
Federal Realty Investment Trust	340,631	33,685,000	0.4%
First Industrial Realty Trust, Inc.	590,328	30,974,510	0.4%
Gaming & Leisure Properties, Inc.	1,162,719	60,461,388	0.8%
Healthcare Realty Trust, Inc., Class A	1,770,994	35,030,261	0.4%
Healthpeak Properties, Inc.	2,431,366	53,417,111	0.7%
Host Hotels & Resorts, Inc.	3,072,957	49,689,715	0.6%
Invitation Homes, Inc.	2,726,922	90,997,382	1.1%
Iron Mountain, Inc.	1,291,525	71,343,841	0.9%
Kimco Realty Corp.	2,762,282	53,008,198	0.7%
Lamar Advertising Co., Class A	387,459	40,946,667	0.5%
Life Storage, Inc.	375,293	50,431,806	0.6%
# Medical Properties Trust, Inc.	2,806,625	24,614,101	0.3%
Mid-America Apartment Communities, Inc.	517,532	79,596,348	1.0%
National Retail Properties, Inc.	810,141	35,241,133	0.4%
# Omega Healthcare Investors, Inc.	1,092,658	29,239,533	0.4%
Prologis, Inc.	4,075,996	510,518,462	6.4%
Public Storage	699,382	206,198,795	2.6%
Realty Income Corp.	2,680,428	168,438,078	2.1%
Regency Centers Corp.	688,316	42,283,227	0.5%
Rexford Industrial Realty, Inc.	843,983	47,068,932	0.6%
SBA Communications Corp.	479,953	125,214,938	1.6%
Simon Property Group, Inc.	1,451,472	164,480,807	2.1%
STAG Industrial, Inc.	772,681	26,170,705	0.3%
Sun Communities, Inc.	535,677	74,421,606	0.9%
UDR, Inc.	1,474,492	60,940,754	0.8%
Ventas, Inc.	1,737,571	83,490,304	1.0%
VICI Properties, Inc.	4,369,899	148,314,356	1.9%
Welltower, Inc.	2,137,363	169,321,897	2.1%
WP Carey, Inc.	907,152	67,310,678	0.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities.		$604,655,853	7.4%

TOTAL UNITED STATES.		5,132,152,380	64.2%

TOTAL COMMON STOCKS		5,132,152,380	64.2%

		Value†
AFFILIATED INVESTMENT COMPANIES — (35.0%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	737,252,785	2,801,560,582	35.1%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,282,729	47,909,950	0.6%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		2,849,470,532	35.7%

TOTAL INVESTMENT SECURITIES (Cost $8,047,635,845)		7,981,622,912

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	14,331,867	165,776,705	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,213,383,304)		$8,147,399,617	102.0%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,132,152,380	—	—	$5,132,152,380
Affiliated Investment Companies	2,849,470,532	—	—	2,849,470,532
Securities Lending Collateral	—	$165,776,705	—	165,776,705

TOTAL	$7,981,622,912	$165,776,705	—	$8,147,399,617

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
AUSTRALIA — (5.8%)
Other Securities		$658,930,980	5.9%

AUSTRIA — (0.7%)
Other Securities		76,922,100	0.7%

BELGIUM — (1.6%)
Ackermans & van Haaren NV	278,162	48,927,393	0.4%
Bekaert SA	847,612	39,459,807	0.4%
Euronav NV	2,417,622	41,415,834	0.4%
Other Securities		53,929,822	0.4%

TOTAL BELGIUM		183,732,856	1.6%

CANADA — (12.3%)
Alamos Gold, Inc., Class A	7,443,812	96,203,379	0.9%
B2Gold Corp	11,656,607	45,927,032	0.4%
Crescent Point Energy Corp.	6,229,675	46,072,512	0.4%
# Home Capital Group, Inc.	1,308,749	42,068,140	0.4%
Linamar Corp.	965,007	45,869,617	0.4%
* MEG Energy Corp.	4,540,351	75,602,700	0.7%
Other Securities		1,038,261,526	9.3%

TOTAL CANADA		1,390,004,906	12.5%

CHINA — (0.2%)
Other Securities		17,343,570	0.2%

DENMARK — (3.3%)
* Jyske Bank AS	1,132,114	82,773,241	0.7%
Sydbank AS	1,480,098	66,033,587	0.6%
Other Securities		226,092,688	2.1%

TOTAL DENMARK		374,899,516	3.4%

FINLAND — (2.1%)
Cargotec Oyj, Class B	933,302	51,573,680	0.5%
Kemira Oyj	2,771,507	48,617,124	0.4%
Other Securities		139,458,043	1.2%

TOTAL FINLAND		239,648,847	2.1%

FRANCE — (4.5%)
Elis SA	3,471,624	68,959,716	0.6%
Rexel SA	2,650,388	61,392,540	0.6%
SCOR SE	1,649,490	42,665,865	0.4%
Valeo	1,884,775	36,803,358	0.3%
Other Securities		300,064,332	2.7%

TOTAL FRANCE		509,885,811	4.6%

GERMANY — (5.3%)
* Aareal Bank AG	1,090,383	37,125,295	0.3%
Aurubis AG	569,774	53,454,635	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
K&S AG	3,131,304	$62,456,480	0.6%
thyssenkrupp AG	6,684,272	48,101,461	0.4%
Other Securities		400,163,739	3.6%

TOTAL GERMANY		601,301,610	5.4%

HONG KONG — (2.2%)
Other Securities		242,341,727	2.2%

IRELAND — (0.5%)
Bank of Ireland Group PLC	4,308,528	44,562,742	0.4%
Other Securities		13,258,644	0.1%

TOTAL IRELAND		57,821,386	0.5%

ISRAEL — (0.8%)
Other Securities		88,220,133	0.8%

ITALY — (4.6%)
Banca Popolare di Sondrio SPA	8,633,798	39,221,385	0.4%
# Banco BPM SpA	22,323,197	90,767,853	0.8%
Buzzi Unicem SpA	1,628,332	40,489,845	0.4%
Leonardo SpA	5,339,325	63,628,162	0.6%
Unipol Gruppo SpA	8,629,926	48,520,740	0.4%
Other Securities		230,829,294	2.0%

TOTAL ITALY		513,457,279	4.6%

JAPAN — (25.2%)
Other Securities		2,839,641,812	25.4%

NETHERLANDS — (2.4%)
APERAM SA	1,071,181	39,716,578	0.3%
ASR Nederland NV	1,543,908	67,905,149	0.6%
# SBM Offshore NV	4,336,093	61,288,990	0.5%
Ω Signify NV	1,625,614	54,289,709	0.5%
Other Securities		47,718,775	0.5%

TOTAL NETHERLANDS		270,919,201	2.4%

NEW ZEALAND — (0.2%)
Other Securities		26,142,476	0.2%

NORWAY — (1.0%)
Other Securities		111,340,790	1.0%

PORTUGAL — (0.3%)
Other Securities		33,093,287	0.3%

SINGAPORE — (0.7%)
Other Securities		83,120,616	0.7%

SPAIN — (2.7%)
Banco de Sabadell SA	96,417,560	100,486,012	0.9%
Bankinter SA	8,874,437	52,476,468	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$155,940,002	1.4%

TOTAL SPAIN		308,902,482	2.8%

SWEDEN — (2.4%)
Other Securities		274,043,846	2.5%

SWITZERLAND — (6.5%)
# Adecco Group AG	1,634,029	56,204,964	0.5%
Allreal Holding AG	215,585	38,257,507	0.4%
Baloise Holding AG	352,704	59,040,240	0.5%
Helvetia Holding AG	623,560	93,279,761	0.8%
Siegfried Holding AG	63,680	49,078,728	0.5%
Swiss Prime Site AG	679,052	61,467,527	0.6%
Other Securities		369,840,584	3.2%

TOTAL SWITZERLAND		727,169,311	6.5%

UNITED KINGDOM — (11.4%)
Balfour Beatty PLC	8,584,678	41,370,839	0.4%
Bellway PLC	1,945,791	58,995,324	0.5%
Centamin PLC	28,617,167	37,141,612	0.3%
Close Brothers Group PLC	3,494,218	39,939,134	0.4%
Grafton Group PLC	5,294,183	57,743,929	0.5%
* Marks & Spencer Group PLC	20,442,940	42,298,382	0.4%
Mediclinic International PLC	6,245,108	39,145,896	0.4%
Paragon Banking Group PLC	6,577,529	41,574,142	0.4%
Redrow PLC	6,974,382	45,470,064	0.4%
Travis Perkins PLC	4,008,215	48,373,777	0.4%
Vistry Group PLC	5,254,832	51,795,866	0.5%
Other Securities		783,523,804	6.9%

TOTAL UNITED KINGDOM		1,287,372,769	11.5%

UNITED STATES — (0.1%)
Other Securities		8,981,485	0.1%

TOTAL COMMON STOCKS		10,925,238,796	97.9%

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Other Securities		15,808,170	0.1%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		501,035	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,793,073,257)		10,941,548,001

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	29,660,619	343,084,375	3.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,136,113,013)		$11,284,632,376	101.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	500	06/16/23	$100,236,924	$104,712,500	$4,475,576

Total Futures Contracts			$100,236,924	$104,712,500	$4,475,576

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$658,930,980	—	$658,930,980
Austria	—	76,922,100	—	76,922,100
Belgium	—	183,732,856	—	183,732,856
Canada	$1,389,747,974	256,932	—	1,390,004,906
China	14,753,132	2,590,438	—	17,343,570
Denmark	—	374,899,516	—	374,899,516
Finland	—	239,648,847	—	239,648,847
France	—	509,885,811	—	509,885,811
Germany	—	601,301,610	—	601,301,610
Hong Kong	—	242,177,239	$164,488	242,341,727
Ireland	—	57,821,386	—	57,821,386
Israel	101,983	88,118,150	—	88,220,133
Italy	—	513,457,279	—	513,457,279
Japan	—	2,839,641,812	—	2,839,641,812
Netherlands	—	270,919,201	—	270,919,201
New Zealand	—	26,142,476	—	26,142,476
Norway	560,385	110,780,405	—	111,340,790
Portugal	—	33,093,287	—	33,093,287
Singapore	—	83,120,616	—	83,120,616
Spain	—	308,902,482	—	308,902,482
Sweden	516,684	273,527,162	—	274,043,846
Switzerland	—	727,169,311	—	727,169,311
United Kingdom	42,390	1,287,330,379	—	1,287,372,769
United States	6	8,981,479	—	8,981,485
Preferred Stocks
Germany	—	15,808,170	—	15,808,170
Rights/Warrants
France	—	501,035	—	501,035
Securities Lending Collateral	—	343,084,375	—	343,084,375
Futures Contracts**	4,475,576	—	—	4,475,576

TOTAL	$1,410,198,130	$9,878,745,334	$164,488^	$11,289,107,952

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (5.8%)
Other Securities		$200,650,691	6.0%

AUSTRIA — (0.7%)
Other Securities		22,317,349	0.7%

BELGIUM — (1.4%)
KBC Group NV	98,635	7,051,258	0.2%
Solvay SA	74,197	8,905,022	0.3%
Other Securities		33,051,504	1.0%

TOTAL BELGIUM		49,007,784	1.5%

CANADA — (10.2%)
ARC Resources Ltd.	457,247	5,679,937	0.2%
Bank of Montreal	71,894	6,484,120	0.2%
Fairfax Financial Holdings Ltd.	8,072	5,640,897	0.2%
Teck Resources Ltd., Class B	304,989	14,212,487	0.4%
Other Securities		320,415,613	9.6%

TOTAL CANADA		352,433,054	10.6%

CHINA — (0.1%)
Other Securities		1,793,466	0.1%

DENMARK — (2.5%)
Novo Nordisk AS, Class B	47,591	7,916,970	0.3%
Other Securities		78,382,086	2.3%

TOTAL DENMARK		86,299,056	2.6%

FINLAND — (1.5%)
Other Securities		52,050,351	1.6%

FRANCE — (7.7%)
# AXA SA	180,809	5,901,639	0.2%
BNP Paribas SA	106,510	6,881,974	0.2%
# Bouygues SA	199,685	7,312,313	0.2%
Carrefour SA	319,239	6,640,365	0.2%
Cie de Saint-Gobain	139,932	8,101,322	0.3%
Cie Generale des Etablissements Michelin SCA	286,751	9,132,328	0.3%
# Engie SA	355,688	5,692,533	0.2%
LVMH Moet Hennessy Louis Vuitton SE	6,314	6,073,318	0.2%
Orange SA	1,286,762	16,748,385	0.5%
Rexel SA	244,826	5,671,053	0.2%
TotalEnergies SE	402,956	25,748,853	0.8%
Other Securities		162,683,306	4.7%

TOTAL FRANCE		266,587,389	8.0%

GERMANY — (6.5%)
BASF SE	137,484	7,111,241	0.2%
Bayer AG	103,797	6,850,216	0.2%
Brenntag SE	76,762	6,256,458	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
*Ω Covestro AG	178,472	$7,829,646	0.3%
Deutsche Telekom AG	252,721	6,093,552	0.2%
HeidelbergCement AG	74,417	5,636,461	0.2%
Mercedes-Benz Group AG	126,187	9,840,820	0.3%
Other Securities		173,036,064	5.1%

TOTAL GERMANY		222,654,458	6.7%

HONG KONG — (2.0%)
Other Securities		69,755,470	2.1%

IRELAND — (0.7%)
Bank of Ireland Group PLC	648,419	6,706,540	0.2%
Other Securities		17,323,139	0.5%

TOTAL IRELAND		24,029,679	0.7%

ISRAEL — (0.8%)
Other Securities		27,104,315	0.8%

ITALY — (2.5%)
# Banco BPM SpA	1,560,523	6,345,208	0.2%
Other Securities		80,225,479	2.4%

TOTAL ITALY		86,570,687	2.6%

JAPAN — (21.6%)
ENEOS Holdings, Inc.	2,151,970	7,655,685	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,991,898	0.2%
Toyota Motor Corp.	430,090	5,905,146	0.2%
Other Securities		725,380,564	21.8%

TOTAL JAPAN		745,933,293	22.5%

NETHERLANDS — (3.1%)
Aegon NV	1,327,980	6,059,208	0.2%
ASR Nederland NV	149,446	6,573,029	0.2%
Koninklijke Ahold Delhaize NV	335,294	11,528,966	0.3%
Other Securities		82,588,544	2.5%

TOTAL NETHERLANDS		106,749,747	3.2%

NEW ZEALAND — (0.3%)
Other Securities		10,991,544	0.3%

NORWAY — (0.8%)
Other Securities		28,661,954	0.9%

PORTUGAL — (0.4%)
Other Securities		12,234,212	0.4%

SINGAPORE — (1.0%)
Other Securities		35,292,501	1.1%

SPAIN — (2.3%)
Banco Bilbao Vizcaya Argentaria SA	820,087	6,003,843	0.2%
# Banco Santander SA	1,654,793	5,813,415	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Repsol SA	825,552	$12,127,112	0.4%
Other Securities		54,089,255	1.6%

TOTAL SPAIN		78,033,625	2.4%

SWEDEN — (2.5%)
Other Securities		85,365,910	2.6%

SWITZERLAND — (8.0%)
Baloise Holding AG	34,694	5,807,539	0.2%
Cie Financiere Richemont SA, Class A	44,982	7,435,560	0.2%
Holcim AG	86,588	5,721,104	0.2%
Julius Baer Group Ltd.	127,245	9,117,891	0.3%
Nestle SA	126,847	16,273,146	0.5%
Novartis AG, Sponsored ADR	111,168	11,402,502	0.3%
# Swiss Life Holding AG	9,631	6,357,005	0.2%
Swiss Re AG	66,165	6,663,074	0.2%
Swisscom AG	16,235	11,146,146	0.3%
Zurich Insurance Group AG	14,535	7,048,780	0.2%
Other Securities		187,252,318	5.7%

TOTAL SWITZERLAND		274,225,065	8.3%

UNITED KINGDOM — (11.5%)
BP PLC	1,487,940	9,982,581	0.3%
BT Group PLC	4,467,397	8,922,695	0.3%
# HSBC Holdings PLC, Sponsored ADR	320,826	11,565,777	0.4%
Shell PLC, ADR	407,802	25,275,568	0.8%
Other Securities.		340,656,598	10.2%

TOTAL UNITED KINGDOM		396,403,219	12.0%

UNITED STATES — (0.1%)
Other Securities		4,258,930	0.1%

TOTAL COMMON STOCKS		3,239,403,749	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		14,029,839	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		61	0.0%

CANADA — (0.0%)
Other Securities		49,695	0.0%

FRANCE — (0.0%)
Other Security		29,084	0.0%

SINGAPORE — (0.0%)
Other Securities		476	0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Securities		$51,145	0.0%

TOTAL RIGHTS/WARRANTS		130,461	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,676,153,046)		3,253,564,049

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	16,761,682	193,882,372	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,870,032,324)		$3,447,446,421	104.0%

As of April 30, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	126	06/16/23	$25,229,182	$26,387,550	$1,158,368

Total Futures Contracts			$25,229,182	$26,387,550	$1,158,368

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,731,427	$195,907,547	$11,717	$200,650,691
Austria	—	22,317,349	—	22,317,349
Belgium	1,075,782	47,932,002	—	49,007,784
Canada	351,338,329	1,094,725	—	352,433,054
China	1,225,209	568,257	—	1,793,466
Denmark	—	86,299,056	—	86,299,056
Finland	—	52,050,351	—	52,050,351
France	394,335	266,193,054	—	266,587,389
Germany	6,409,557	216,244,901	—	222,654,458
Hong Kong	17,152	69,701,631	36,687	69,755,470
Ireland	4,989,728	19,039,951	—	24,029,679
Israel	2,134,924	24,969,391	—	27,104,315
Italy	2,396,781	84,173,906	—	86,570,687
Japan	9,326,386	736,606,907	—	745,933,293
Netherlands	13,048,542	93,701,205	—	106,749,747
New Zealand	12,245	10,979,299	—	10,991,544
Norway	563,402	28,098,552	—	28,661,954
Portugal	—	12,234,212	—	12,234,212
Singapore	16,658	35,275,843	—	35,292,501
Spain	2,516,622	75,517,003	—	78,033,625
Sweden	40,729	85,325,181	—	85,365,910
Switzerland	24,809,839	249,415,226	—	274,225,065

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$59,959,615	$336,443,604	—	$396,403,219
United States	1,234,569	3,024,361	—	4,258,930
Preferred Stocks
Germany	—	14,029,839	—	14,029,839
Rights/Warrants
Australia	—	61	—	61
Canada	—	49,695	—	49,695
France	—	29,084	—	29,084
Singapore	—	476	—	476
Spain	—	51,145	—	51,145
Securities Lending Collateral	—	193,882,372	—	193,882,372
Futures Contracts**	1,158,368	—	—	1,158,368

TOTAL	$487,400,199	$2,961,156,186	$48,404^	$3,448,604,789

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.2%)
AUSTRALIA — (6.7%)
BHP Group Ltd., Class DI	260,623	$7,734,632	0.4%
BHP Group Ltd., Class DI	242,244	7,131,550	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	25,965,556	1.5%
Rio Tinto Ltd.	109,286	8,196,954	0.5%
Wesfarmers Ltd.	247,354	8,556,816	0.5%
Other Securities		69,735,562	4.1%

TOTAL AUSTRALIA		127,321,070	7.4%

AUSTRIA — (0.2%)
Other Securities		3,368,965	0.2%

BELGIUM — (0.5%)
Other Securities		8,428,519	0.5%

CANADA — (9.2%)
Alimentation Couche-Tard, Inc.	184,394	9,203,028	0.5%
Canadian Natural Resources Ltd.	277,342	16,909,542	1.0%
Constellation Software, Inc.	4,441	8,692,278	0.5%
Suncor Energy, Inc.	311,402	9,753,111	0.6%
Other Securities		129,322,365	7.5%

TOTAL CANADA		173,880,324	10.1%

CHINA — (0.0%)
Other Security		101,452	0.0%

DENMARK — (3.5%)
Novo Nordisk AS, Class B	372,329	61,938,549	3.6%
Other Securities		4,934,386	0.3%

TOTAL DENMARK		66,872,935	3.9%

FINLAND — (1.2%)
Other Securities		21,852,765	1.3%

FRANCE — (9.4%)
# Airbus SE	114,996	16,103,428	0.9%
Hermes International	6,104	13,252,245	0.8%
Kering SA	19,489	12,480,107	0.7%
# LVMH Moet Hennessy Louis Vuitton SE	69,704	67,046,964	3.9%
TotalEnergies SE	540,916	34,564,484	2.0%
Other Securities		35,263,789	2.0%

TOTAL FRANCE		178,711,017	10.3%

GERMANY — (6.0%)
Bayer AG	221,721	14,632,762	0.8%
Deutsche Post AG	219,519	10,558,771	0.6%
Deutsche Telekom AG	866,133	20,884,005	1.2%
E.ON SE	921,447	12,188,666	0.7%
Mercedes-Benz Group AG	127,975	9,980,259	0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$46,095,090	2.7%

TOTAL GERMANY		114,339,553	6.6%

HONG KONG — (2.1%)
Hong Kong Exchanges & Clearing Ltd.	278,737	11,572,296	0.7%
Other Securities		27,130,123	1.5%

TOTAL HONG KONG		38,702,419	2.2%

IRELAND — (0.5%)
Other Securities		9,786,568	0.6%

ISRAEL — (0.5%)
Other Securities		8,722,090	0.5%

ITALY — (1.7%)
Eni SpA	673,128	10,169,226	0.6%
# Stellantis NV	716,336	11,881,558	0.7%
Other Securities		10,645,903	0.6%

TOTAL ITALY		32,696,687	1.9%

JAPAN — (18.6%)
Fast Retailing Co. Ltd.	39,600	9,377,345	0.5%
Hitachi Ltd.	264,700	14,641,778	0.9%
Hoya Corp.	78,800	8,262,572	0.5%
KDDI Corp.	492,100	15,362,442	0.9%
Nintendo Co. Ltd.	265,000	11,203,503	0.7%
Shin-Etsu Chemical Co. Ltd.	348,500	9,944,732	0.6%
Sony Group Corp.	328,700	29,738,705	1.7%
Tokyo Electron Ltd.	99,100	11,347,494	0.7%
Other Securities		241,806,400	13.9%

TOTAL JAPAN		351,684,971	20.4%

NETHERLANDS — (3.2%)
ASML Holding NV	25,123	15,943,367	0.9%
ASML Holding NV	66,262	42,199,617	2.4%
Other Securities		3,211,169	0.2%

TOTAL NETHERLANDS		61,354,153	3.5%

NEW ZEALAND — (0.3%)
Other Securities		6,257,058	0.4%

NORWAY — (0.7%)
Equinor ASA	294,080	8,466,861	0.5%
Other Securities		4,753,541	0.3%

TOTAL NORWAY		13,220,402	0.8%

PORTUGAL — (0.1%)
Other Securities		2,565,308	0.1%

SINGAPORE — (1.0%)
DBS Group Holdings Ltd.	386,358	9,546,888	0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (Continued)
Other Securities		$8,412,272	0.4%

TOTAL SINGAPORE		17,959,160	1.0%

SPAIN — (2.0%)
Repsol SA	593,804	8,722,803	0.5%
Telefonica SA	2,166,567	9,840,956	0.6%
Other Securities		18,518,381	1.0%

TOTAL SPAIN		37,082,140	2.1%

SWEDEN — (2.5%)
Atlas Copco AB, Class A	593,536	8,584,977	0.5%
Volvo AB, Class B	431,676	8,875,561	0.5%
Other Securities		30,196,293	1.8%

TOTAL SWEDEN		47,656,831	2.8%

SWITZERLAND — (6.7%)
# Roche Holding AG	8,192	2,772,185	0.2%
Roche Holding AG	183,630	57,501,925	3.3%
Sika AG	49,049	13,548,457	0.8%
Other Securities		53,270,073	3.0%

TOTAL SWITZERLAND		127,092,640	7.3%

UNITED KINGDOM — (12.9%)
Anglo American PLC	335,117	10,326,351	0.6%
Ashtead Group PLC	224,550	12,946,682	0.7%
BP PLC	165,519	1,110,466	0.1%
BP PLC, Sponsored ADR	487,517	19,637,185	1.1%
Diageo PLC	80,730	3,682,587	0.2%
# Diageo PLC, Sponsored ADR	106,135	19,688,042	1.1%
Glencore PLC	1,388,177	8,193,901	0.5%
GSK PLC	1,144,717	20,642,869	1.2%
Imperial Brands PLC	553,895	13,711,163	0.8%
RELX PLC, Sponsored ADR	334,644	11,080,063	0.6%
Rio Tinto PLC	94,176	5,986,991	0.3%
Rio Tinto PLC, Sponsored ADR	251,488	16,092,717	0.9%
Unilever PLC	48,760	2,715,061	0.2%
Unilever PLC	62,170	3,462,697	0.2%
# Unilever PLC, Sponsored ADR	536,146	29,772,187	1.7%
Other Securities		65,065,364	3.9%

TOTAL UNITED KINGDOM		244,114,326	14.1%

UNITED STATES — (0.7%)
Ferguson PLC	94,077	13,292,925	0.8%

TOTAL COMMON STOCKS		1,707,064,278	98.8%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		9,604,300	0.6%

TOTAL INVESTMENT SECURITIES
(Cost $1,448,935,564)		1,716,668,578

SECURITIES LENDING COLLATERAL — (9.3%)
@§ The DFA Short Term Investment Fund	15,276,607	$176,704,508	10.2%

TOTAL INVESTMENTS—(100.0%)
(Cost $1,625,616,233)		$1,893,373,086	109.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2023, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	3	06/16/23	$615,710	$628,275	$12,565

Total Futures Contracts			$615,710	$628,275	$12,565

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,965,556	$101,355,514	—	$127,321,070
Austria	—	3,368,965	—	3,368,965
Belgium	—	8,428,519	—	8,428,519
Canada	173,880,324	—	—	173,880,324
China	—	101,452	—	101,452
Denmark	—	66,872,935	—	66,872,935
Finland	—	21,852,765	—	21,852,765
France	2,676,527	176,034,490	—	178,711,017
Germany	—	114,339,553	—	114,339,553
Hong Kong	—	38,702,419	—	38,702,419
Ireland	4,084,282	5,702,286	—	9,786,568
Israel	687,721	8,034,369	—	8,722,090
Italy	5,083,230	27,613,457	—	32,696,687
Japan	—	351,684,971	—	351,684,971
Netherlands	42,199,617	19,154,536	—	61,354,153
New Zealand	—	6,257,058	—	6,257,058
Norway	—	13,220,402	—	13,220,402
Portugal	—	2,565,308	—	2,565,308
Singapore	—	17,959,160	—	17,959,160
Spain	—	37,082,140	—	37,082,140
Sweden	—	47,656,831	—	47,656,831
Switzerland	—	127,092,640	—	127,092,640
United Kingdom	96,270,194	147,844,132	—	244,114,326
United States	—	13,292,925	—	13,292,925

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$9,604,300	—	$9,604,300
Securities Lending Collateral	—	176,704,508	—	176,704,508
Futures Contracts**	$12,565	—	—	12,565

TOTAL	$350,860,016	$1,542,525,635	—	$1,893,385,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$156,077,880
Investment in Dimensional Emerging Markets Value Fund		76,408,631
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,035,538	21,218,175

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $216,766,646)		$253,704,686

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$253,704,686	—	—	$253,704,686

TOTAL	$253,704,686	—	—	$253,704,686

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.8%)
AUSTRALIA — (4.2%)
BHP Group Ltd., Class DI	352,621	$10,464,900	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	5,948,575	0.2%
Other Securities		143,104,833	3.8%

TOTAL AUSTRALIA		159,518,308	4.3%

AUSTRIA — (0.4%)
Other Securities		13,359,227	0.4%

BELGIUM — (0.8%)
Other Securities		30,151,777	0.8%

BRAZIL — (1.2%)
Vale SA	522,632	7,586,221	0.2%
Other Securities		38,181,612	1.0%

TOTAL BRAZIL		45,767,833	1.2%

CANADA — (7.1%)
Bank of Montreal	69,809	6,296,074	0.2%
# Canadian Natural Resources Ltd.	132,566	8,082,549	0.2%
Royal Bank of Canada	81,806	8,121,729	0.2%
Royal Bank of Canada	97,598	9,692,457	0.3%
Other Securities		238,523,703	6.4%

TOTAL CANADA		270,716,512	7.3%

CHILE — (0.1%)
Other Securities		5,491,744	0.2%

CHINA — (8.1%)
* Alibaba Group Holding Ltd.	1,099,900	11,629,927	0.3%
China Construction Bank Corp., Class H	11,532,000	7,709,442	0.2%
Tencent Holdings Ltd.	442,200	19,640,804	0.6%
Other Securities		269,792,885	7.3%

TOTAL CHINA		308,773,058	8.4%

COLOMBIA — (0.0%)
Other Securities		965,495	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities.		1,615,466	0.0%

DENMARK — (1.8%)
Novo Nordisk AS, Class B	142,160	23,648,934	0.7%
Other Securities		44,701,264	1.2%

TOTAL DENMARK		68,350,198	1.9%

EGYPT — (0.0%)
Other Securities		153,170	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.0%)
Other Securities		$38,031,808	1.0%
FRANCE — (5.8%)
# Airbus SE	43,814	6,135,480	0.2%
# L’Oreal SA	15,803	7,552,522	0.2%
# LVMH Moet Hennessy Louis Vuitton SE	21,810	20,978,628	0.6%
Orange SA	575,945	7,496,451	0.2%
TotalEnergies SE	355,054	22,687,919	0.6%
# Vinci SA	66,104	8,176,484	0.2%
Other Securities		146,949,272	4.0%

TOTAL FRANCE		219,976,756	6.0%

GERMANY — (4.6%)
Allianz SE	26,533	6,662,621	0.2%
BASF SE	113,595	5,875,603	0.2%
Bayer AG	139,798	9,226,148	0.3%
Deutsche Post AG	121,510	5,844,580	0.2%
Deutsche Telekom AG	482,206	11,626,843	0.3%
E.ON SE	514,059	6,799,841	0.2%
Mercedes-Benz Group AG	117,589	9,170,297	0.3%
Other Securities		119,069,964	3.0%

TOTAL GERMANY		174,275,897	4.7%

GREECE — (0.1%)
Other Securities		3,726,607	0.1%

HONG KONG — (1.4%)
AIA Group Ltd.	833,400	9,073,285	0.3%
Other Securities		44,836,541	1.2%

TOTAL HONG KONG		53,909,826	1.5%

HUNGARY — (0.1%)
Other Securities		2,216,601	0.1%

INDIA — (4.8%)
Reliance Industries Ltd.	235,961	7,005,631	0.2%
Other Securities		176,805,233	4.8%

TOTAL INDIA		183,810,864	5.0%

INDONESIA — (0.6%)
Other Securities		22,469,756	0.6%

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	154,276	7,482,386	0.2%
Other Securities		13,817,816	0.4%

TOTAL IRELAND		21,300,202	0.6%

ISRAEL — (0.5%)
Other Securities		20,015,681	0.5%

ITALY — (1.8%)
Eni SpA	388,066	5,862,675	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (Continued)
# Stellantis NV	453,110	$7,515,541	0.2%
Other Securities		55,243,069	1.5%

TOTAL ITALY		68,621,285	1.9%

JAPAN — (14.1%)
Hitachi Ltd.	107,200	5,929,727	0.2%
Sony Group Corp.	104,000	9,409,265	0.3%
Toyota Motor Corp.	862,315	11,839,605	0.3%
Other Securities		510,229,152	13.8%

TOTAL JAPAN		537,407,749	14.6%

KUWAIT — (0.0%)
Other Securities		393,944	0.0%

MALAYSIA — (0.5%)
Other Securities		18,618,830	0.5%

MEXICO — (0.8%)
Other Securities		29,777,539	0.8%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	13,125,685	0.4%
Koninklijke Ahold Delhaize NV	213,650	7,346,271	0.2%
Wolters Kluwer NV	45,271	5,998,122	0.2%
Other Securities		54,801,497	1.4%

TOTAL NETHERLANDS		81,271,575	2.2%

NEW ZEALAND — (0.2%)
Other Securities		8,750,111	0.2%

NORWAY — (0.6%)
Other Securities		22,381,352	0.6%

PERU — (0.0%)
Other Securities		415,248	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,991,893	0.2%

POLAND — (0.3%)
Other Securities		10,905,828	0.3%

PORTUGAL — (0.2%)
Other Securities		7,357,201	0.2%

QATAR — (0.3%)
Other Securities		9,636,086	0.3%

SAUDI ARABIA — (1.0%)
Other Securities		36,636,352	1.0%

SINGAPORE — (0.7%)
Other Securities		25,838,961	0.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.2%)
Other Securities		$44,558,656	1.2%

SOUTH KOREA — (3.6%)
Samsung Electronics Co. Ltd.	661,530	32,549,979	0.9%
Other Securities		106,011,209	2.9%

TOTAL SOUTH KOREA		138,561,188	3.8%

SPAIN — (1.5%)
Repsol SA	395,910	5,815,799	0.2%
Telefonica SA	1,306,498	5,934,362	0.2%
Other Securities		46,978,251	1.2%

TOTAL SPAIN		58,728,412	1.6%

SWEDEN — (1.9%)
Other Securities		72,248,164	2.0%

SWITZERLAND — (5.4%)
ABB Ltd.	163,476	5,897,170	0.2%
Nestle SA	181,108	23,234,266	0.6%
Novartis AG	88,289	9,031,424	0.3%
Novartis AG, Sponsored ADR	59,410	6,093,684	0.2%
Roche Holding AG	58,789	18,409,196	0.5%
Other Securities		141,184,751	3.7%

TOTAL SWITZERLAND		203,850,491	5.5%

TAIWAN — (5.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	19,159,444	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.,
Sponsored ADR	129,369	10,905,807	0.3%
Other Securities		167,534,760	4.6%

TOTAL TAIWAN		197,600,011	5.4%

THAILAND — (0.7%)
Other Securities		25,344,947	0.7%

TURKEY — (0.3%)
Other Securities		9,764,081	0.3%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		14,584,438	0.4%

UNITED KINGDOM — (8.5%)
BP PLC, Sponsored ADR	396,055	15,953,095	0.4%
Glencore PLC	1,482,781	8,752,314	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	8,315,509	0.2%
Rio Tinto PLC, Sponsored ADR	158,523	10,143,887	0.3%
Shell PLC, ADR	433,805	26,887,234	0.7%
Other Securities		254,552,055	6.9%

TOTAL UNITED KINGDOM		324,604,094	8.8%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$4,391,958	0.1%

TOTAL COMMON STOCKS		3,605,837,180	97.9%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		10,251	0.0%

TOTAL MUTUAL FUNDS		10,251	0.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Other Securities		10,294,623	0.3%

CHILE — (0.0%)
Other Securities		239,497	0.0%

COLOMBIA — (0.0%)
Other Securities		96,160	0.0%

GERMANY — (0.3%)
Other Securities		12,039,314	0.3%

INDIA — (0.0%)
Other Security		79,809	0.0%

PHILIPPINES — (0.0%)
Other Security		38,461	0.0%

TOTAL PREFERRED STOCKS		22,787,864	0.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,635	0.0%

FRANCE — (0.0%)
Other Security		12,143	0.0%

SINGAPORE — (0.0%)
Other Securities		709	0.0%

SPAIN — (0.0%)
Other Securities		23,752	0.0%

TAIWAN — (0.0%)
Other Securities		6,991	0.0%

THAILAND — (0.0%)
Other Securities		934	0.0%

TOTAL RIGHTS/WARRANTS		52,164	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $3,119,553,469)		3,628,687,459

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	15,039,823	$173,965,636	4.7%

TOTAL INVESTMENTS—(100.0%)
(Cost $3,293,520,061)		$3,802,653,095	103.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	165	06/16/23	$33,050,716	$34,555,125	$1,504,409

Total Futures Contracts			$33,050,716	$34,555,125	$1,504,409

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,197,019	$152,320,043	$1,246	$159,518,308
Austria	—	13,359,227	—	13,359,227
Belgium	829,469	29,322,308	—	30,151,777
Brazil	45,464,578	303,255	—	45,767,833
Canada	269,937,816	778,696	—	270,716,512
Chile	1,009,981	4,481,763	—	5,491,744
China	22,421,092	285,758,935	593,031	308,773,058
Colombia	927,960	37,535	—	965,495
Czech Republic	—	1,615,466	—	1,615,466
Denmark	—	68,350,198	—	68,350,198
Egypt	71,405	81,765	—	153,170
Finland	522,078	37,509,730	—	38,031,808
France	717,761	219,258,995	—	219,976,756
Germany	1,592,414	172,683,483	—	174,275,897
Greece	26,197	3,700,410	—	3,726,607
Hong Kong	56,665	53,841,688	11,473	53,909,826
Hungary	—	2,216,601	—	2,216,601
India	3,191,437	180,500,291	119,136	183,810,864
Indonesia	238,590	22,204,067	27,099	22,469,756
Ireland	7,482,386	13,817,816	—	21,300,202
Israel	2,468,295	17,547,386	—	20,015,681
Italy	368,912	68,252,373	—	68,621,285
Japan	1,861,802	535,545,947	—	537,407,749
Kuwait	274,385	119,559	—	393,944
Malaysia	—	18,618,830	—	18,618,830
Mexico	29,701,729	75,810	—	29,777,539
Netherlands	15,190,578	66,080,997	—	81,271,575
New Zealand	—	8,750,111	—	8,750,111
Norway	275,359	22,105,993	—	22,381,352
Peru	415,248	—	—	415,248
Philippines	18,131	8,941,127	32,635	8,991,893

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	—	$10,905,828	—	$10,905,828
Portugal	—	7,357,201	—	7,357,201
Qatar	—	9,636,086	—	9,636,086
Saudi Arabia	$43,689	36,592,663	—	36,636,352
Singapore	—	25,806,479	$32,482	25,838,961
South Africa	5,460,525	39,098,131	—	44,558,656
South Korea	749,451	137,717,431	94,306	138,561,188
Spain	614,941	58,113,471	—	58,728,412
Sweden	22,854	72,225,310	—	72,248,164
Switzerland	15,985,965	187,864,526	—	203,850,491
Taiwan	11,147,627	186,440,710	11,674	197,600,011
Thailand	23,574,154	1,770,793	—	25,344,947
Turkey	—	9,764,081	—	9,764,081
United Arab Emirates	—	14,584,438	—	14,584,438
United Kingdom	84,967,918	239,636,176	—	324,604,094
United States	348,861	4,043,097	—	4,391,958
Preferred Stocks
Brazil	10,276,691	17,932	—	10,294,623
Chile	—	239,497	—	239,497
Colombia	96,160	—	—	96,160
Germany	—	12,039,314	—	12,039,314
India	—	79,809	—	79,809
Philippines	—	38,461	—	38,461
Rights/Warrants
Brazil	—	7,635	—	7,635
France	—	12,143	—	12,143
Singapore	—	709	—	709
Spain	—	23,752	—	23,752
Taiwan	—	6,991	—	6,991
Thailand	—	934	—	934
Mutual Funds	10,251	—	—	10,251
Securities Lending Collateral	—	173,965,636	—	173,965,636
Futures Contracts**	1,504,409	—	—	1,504,409

TOTAL	$567,064,783	$3,236,169,639	$923,082^	$3,804,157,504

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
AUSTRALIA — (4.5%)
Other Securities		$30,802,181	4.5%

AUSTRIA — (0.7%)
Other Securities		4,544,286	0.7%

BELGIUM — (1.3%)
Ageas SA	52,470	2,337,830	0.3%
Solvay SA	10,559	1,267,277	0.2%
Other Securities		5,334,884	0.8%

TOTAL BELGIUM		8,939,991	1.3%

BRAZIL — (1.0%)
Other Securities		7,062,031	1.0%

CANADA — (7.7%)
Alamos Gold, Inc., Class A	105,781	1,367,107	0.2%
ARC Resources Ltd.	157,602	1,957,737	0.3%
iA Financial Corp., Inc.	30,644	2,056,203	0.3%
Lundin Mining Corp.	180,250	1,376,970	0.2%
* MEG Energy Corp.	81,109	1,350,569	0.2%
West Fraser Timber Co. Ltd.	19,494	1,410,054	0.2%
Other Securities		43,117,393	6.2%

TOTAL CANADA		52,636,033	7.6%

CHILE — (0.1%)
Other Securities		737,306	0.1%

CHINA — (6.8%)
Other Securities		46,403,676	6.7%

COLOMBIA — (0.0%)
Other Securities		69,222	0.0%

DENMARK — (1.8%)
* Jyske Bank AS	18,173	1,328,698	0.2%
Ringkjoebing Landbobank AS	9,222	1,297,139	0.2%
Other Securities		9,887,891	1.4%

TOTAL DENMARK		12,513,728	1.8%

FINLAND — (1.7%)
Stora Enso Oyj, Class R	124,293	1,576,886	0.2%
Valmet Oyj	45,995	1,556,090	0.2%
Other Securities		8,680,880	1.3%

TOTAL FINLAND		11,813,856	1.7%

FRANCE — (4.6%)
Alstom SA	82,238	2,067,017	0.3%
Arkema SA	15,268	1,510,662	0.2%
Bouygues SA	49,914	1,827,813	0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Eiffage SA	20,030	$2,384,047	0.4%
* Renault SA	55,113	2,047,060	0.3%
Vivendi SE	161,792	1,777,196	0.3%
Other Securities		19,577,528	2.7%

TOTAL FRANCE		31,191,323	4.5%

GERMANY — (5.4%)
Brenntag SE	20,646	1,682,745	0.3%
Continental AG	27,863	1,955,067	0.3%
*Ω Covestro AG	55,738	2,445,251	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	2,325,414	0.3%
HeidelbergCement AG	41,205	3,120,932	0.5%
K&S AG	63,951	1,275,556	0.2%
* Siemens Energy AG	59,809	1,467,958	0.2%
Other Securities		22,544,846	3.2%

TOTAL GERMANY		36,817,769	5.4%

GREECE — (0.1%)
Other Securities		805,604	0.1%

HONG KONG — (1.5%)
Other Securities		10,233,555	1.5%

HUNGARY — (0.0%)
Other Security		181,409	0.0%

INDIA — (5.0%)
Other Securities.		34,139,655	5.0%

INDONESIA — (0.5%)
Other Securities		3,633,208	0.5%

IRELAND — (0.9%)
Bank of Ireland Group PLC	330,642	3,419,799	0.5%
Other Securities		2,625,569	0.4%

TOTAL IRELAND		6,045,368	0.9%

ISRAEL — (0.7%)
Other Securities		4,839,456	0.7%

ITALY — (2.7%)
Banco BPM SpA	394,306	1,603,281	0.3%
Mediobanca Banca di Credito Finanziario SpA	144,530	1,552,134	0.2%
Other Securities		15,067,068	2.2%

TOTAL ITALY		18,222,483	2.7%

JAPAN — (16.9%)
Sojitz Corp.	70,440	1,483,573	0.2%
Other Securities		114,116,128	16.6%

TOTAL JAPAN		115,599,701	16.8%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.0%)
Other Securities		$144,215	0.0%

MALAYSIA — (0.5%)
Other Securities		3,397,321	0.5%

MEXICO — (0.8%)
Other Securities		5,120,618	0.7%

NETHERLANDS — (1.9%)
Ω ABN AMRO Bank NV, CVA	112,128	1,797,104	0.3%
Aegon NV	419,896	1,915,870	0.3%
ASR Nederland NV	43,712	1,922,569	0.3%
NN Group NV	34,776	1,296,810	0.2%
Other Securities		6,325,383	0.8%

TOTAL NETHERLANDS		13,257,736	1.9%

NEW ZEALAND — (0.3%)
Other Securities		1,728,688	0.3%

NORWAY — (0.9%)
Other Securities		5,820,945	0.8%

PHILIPPINES — (0.2%)
Other Securities		1,374,054	0.2%

POLAND — (0.2%)
Other Securities		1,521,856	0.2%

PORTUGAL — (0.3%)
Other Securities		2,251,116	0.3%

QATAR — (0.2%)
Other Securities		1,136,949	0.2%

SAUDI ARABIA — (1.2%)
Other Securities		8,308,741	1.2%

SINGAPORE — (0.8%)
Other Securities		5,626,518	0.8%

SOUTH AFRICA — (1.1%)
Other Securities		7,371,383	1.1%

SOUTH KOREA — (3.4%)
Other Securities		23,261,534	3.4%

SPAIN — (1.3%)
Banco de Sabadell SA	1,583,992	1,650,830	0.3%
Other Securities		7,059,531	1.0%

TOTAL SPAIN		8,710,361	1.3%

SWEDEN — (1.6%)
Other Securities		10,681,676	1.6%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.3%)
Adecco Group AG	44,732	$1,538,627	0.2%
Baloise Holding AG	13,916	2,329,443	0.4%
Helvetia Holding AG	9,919	1,483,806	0.2%
Julius Baer Group Ltd.	25,323	1,814,550	0.3%
Swatch Group AG	7,058	2,421,334	0.4%
Swiss Prime Site AG	16,975	1,536,571	0.2%
Other Securities		18,518,203	2.6%

TOTAL SWITZERLAND		29,642,534	4.3%

TAIWAN — (5.4%)
Other Securities		36,814,903	5.4%

THAILAND — (0.6%)
Other Securities		4,136,122	0.6%

TURKEY — (0.2%)
Other Securities		1,455,878	0.2%

UNITED ARAB EMIRATES — (0.5%)
Emaar Properties PJSC	1,206,048	1,955,318	0.3%
Other Securities		1,557,812	0.2%

TOTAL UNITED ARAB EMIRATES		3,513,130	0.5%

UNITED KINGDOM — (9.7%)
Barratt Developments PLC	299,113	1,881,843	0.3%
Centrica PLC	1,480,134	2,126,880	0.3%
DS Smith PLC	416,595	1,626,495	0.2%
J Sainsbury PLC	531,830	1,848,112	0.3%
Kingfisher PLC	587,635	1,904,582	0.3%
Melrose Industries PLC	341,366	1,758,410	0.3%
Mondi PLC	100,071	1,594,664	0.2%
Persimmon PLC	84,555	1,399,360	0.2%
Taylor Wimpey PLC	1,065,125	1,718,969	0.3%
Other Securities		50,482,274	7.2%

TOTAL UNITED KINGDOM		66,341,589	9.6%

UNITED STATES — (0.1%)
Other Securities		298,024	0.0%

TOTAL COMMON STOCKS		679,147,732	98.6%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		743,173	0.1%

GERMANY — (0.3%)
Other Securities		1,959,312	0.3%

INDIA — (0.0%)
Other Security		56,869	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$15,712	0.0%

TOTAL PREFERRED STOCKS		2,775,066	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,764	0.0%

FRANCE — (0.0%)
Other Security		9,632	0.0%

MALAYSIA — (0.0%)
Other Securities		4,468	0.0%

THAILAND — (0.0%)
Other Securities		693	0.0%

TOTAL RIGHTS/WARRANTS		22,557	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $654,593,453)		681,945,355

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	95,599	1,105,792	0.2%

TOTAL INVESTMENTS — (100.0%)
(Cost $655,699,075)		$683,051,147	99.2%

As of April 30, 2023, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	5	06/16/23	$1,043,782	$1,047,125	$3,343

Total Futures Contracts			$1,043,782	$1,047,125	$3,343

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$224,355	$30,577,151	$675	$30,802,181
Austria	—	4,544,286	—	4,544,286
Belgium	475,752	8,464,239	—	8,939,991
Brazil	6,881,688	180,343	—	7,062,031
Canada	52,627,509	8,524	—	52,636,033
Chile	32,149	705,157	—	737,306
China	1,310,777	44,740,280	352,619	46,403,676
Colombia	69,222	—	—	69,222

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$12,513,728	—	$12,513,728
Finland	—	11,813,856	—	11,813,856
France	—	31,191,323	—	31,191,323
Germany	—	36,817,769	—	36,817,769
Greece	—	805,604	—	805,604
Hong Kong	—	10,226,461	$7,094	10,233,555
Hungary	—	181,409	—	181,409
India	$29,001	34,040,886	69,768	34,139,655
Indonesia	—	3,627,375	5,833	3,633,208
Ireland	—	6,045,368	—	6,045,368
Israel	121,922	4,717,534	—	4,839,456
Italy	—	18,222,483	—	18,222,483
Japan	—	115,599,701	—	115,599,701
Kuwait	132,373	11,842	—	144,215
Malaysia	—	3,397,321	—	3,397,321
Mexico	5,015,983	104,635	—	5,120,618
Netherlands	536,977	12,720,759	—	13,257,736
New Zealand	—	1,728,688	—	1,728,688
Norway	215,867	5,605,078	—	5,820,945
Philippines	—	1,359,107	14,947	1,374,054
Poland	—	1,521,856	—	1,521,856
Portugal	—	2,251,116	—	2,251,116
Qatar	—	1,136,949	—	1,136,949
Saudi Arabia	51,074	8,257,667	—	8,308,741
Singapore	—	5,626,518	—	5,626,518
South Africa	1,171,418	6,199,965	—	7,371,383
South Korea	—	23,230,130	31,404	23,261,534
Spain	—	8,710,361	—	8,710,361
Sweden	16,136	10,665,540	—	10,681,676
Switzerland	—	29,642,534	—	29,642,534
Taiwan	—	36,806,126	8,777	36,814,903
Thailand	4,019,249	116,873	—	4,136,122
Turkey	—	1,455,878	—	1,455,878
United Arab Emirates	—	3,513,130	—	3,513,130
United Kingdom	600,034	65,741,555	—	66,341,589
United States	69,388	228,636	—	298,024
Preferred Stocks
Brazil	730,496	12,677	—	743,173
Germany	—	1,959,312	—	1,959,312
India	—	56,869	—	56,869
Philippines	—	15,712	—	15,712
Rights/Warrants
Brazil	—	7,764	—	7,764
France	—	9,632	—	9,632
Malaysia	—	4,468	—	4,468
Thailand	—	693	—	693
Securities Lending Collateral	—	1,105,792	—	1,105,792
Futures Contracts**	3,343	—	—	3,343

TOTAL.	$74,334,713	$608,228,660	$491,117^	$683,054,490

**	Valued at the unrealized appreciation/(depreciation) on the investment.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	19,322,431	$610,782,063
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,987,064	311,448,027
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,738,837	121,892,906

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $756,024,529)		$1,044,122,996

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $270,518)	270,518	270,518

TOTAL INVESTMENTS — (100.0%) (Cost $756,295,047)		$1,044,393,514

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,044,122,996	—	—	$1,044,122,996
Temporary Cash Investments	270,518	—	—	270,518

TOTAL	$1,044,393,514	—	—	$1,044,393,514

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,224,824	$149,586,710
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,282,433	78,391,308
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,317,845	49,231,019

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $173,567,318)		$277,209,037

As of April 30, 2023, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	606,865	NOK	6,254,000	Citibank, N.A.	05/05/23	$19,964
EUR	928,000	USD	997,903	HSBC Bank	05/10/23	25,111
USD	5,401,739	CHF	4,787,000	State Street Bank and Trust	05/15/23	38,923
USD	97,144	DKK	653,000	Citibank, N.A.	05/22/23	481
USD	10,233,008	HKD	80,216,000	Bank of America Corp.	05/25/23	4,082
USD	15,021,774	JPY	1,975,764,000	Australia & New Zealand Banking Group Ltd.	06/29/23	392,125
USD	514,650	ILS	1,842,000	HSBC Bank	06/30/23	6,055
USD	4,526,842	AUD	6,700,000	Citibank, N.A.	07/12/23	80,087

Total Appreciation						$566,828
USD	1,961,288	SEK	20,243,000	Citibank, N.A.	05/08/23	$(13,161)
USD	19,976,164	EUR	18,832,000	State Street Bank and Trust	05/10/23	(783,958)
USD	1,675,864	DKK	11,531,000	HSBC Bank	05/22/23	(31,050)
USD	9,023,309	GBP	7,255,000	State Street Bank and Trust	05/25/23	(98,878)
USD	652,843	SGD	877,000	Citibank, N.A.	06/01/23	(5,067)
USD	4,496,583	CAD	6,197,000	Bank of America Corp.	06/14/23	(81,266)

Total (Depreciation)						$(1,013,380)

Total Appreciation
(Depreciation)						$(446,552)

As of April 30, 2023, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	18	06/16/23	$3,590,742	$3,769,650	$178,908

Total Futures Contracts			$3,590,742	$3,769,650	$178,908

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$277,209,037	—	—	$277,209,037
Forward Currency Contracts**	—	$(446,552)	—	(446,552)
Futures Contracts**	178,908	—	—	178,908

TOTAL	$277,387,945	$(446,552)	—	$276,941,393

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,490,468,063

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,490,468,063

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,981,866,951

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,981,866,951

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,448,656,771

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,448,656,771

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.1%)
BRAZIL — (3.8%)
Petroleo Brasileiro SA	16,003,488	$85,571,399	0.4%
Vale SA	12,398,050	179,962,877	0.8%
Other Securities		654,833,667	2.6%

TOTAL BRAZIL		920,367,943	3.8%

CHILE — (0.5%)
Other Securities		126,087,912	0.5%

CHINA — (27.8%)
* Alibaba Group Holding Ltd.	19,206,500	203,082,281	0.9%
* Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	183,666,695	0.8%
Bank of China Ltd., Class H	204,333,702	81,602,285	0.4%
China Construction Bank Corp., Class H	325,242,302	217,432,930	0.9%
China Merchants Bank Co. Ltd., Class H	15,550,646	75,064,875	0.3%
China Petroleum & Chemical Corp., Class H	129,282,400	84,733,635	0.4%
China Resources Land Ltd.	13,780,610	64,172,928	0.3%
Industrial & Commercial Bank of China Ltd., Class H	176,952,725	95,201,272	0.4%
Kweichow Moutai Co. Ltd., Class A	204,274	52,000,266	0.2%
Lenovo Group Ltd.	49,656,000	50,801,846	0.2%
Li Ning Co. Ltd.	7,365,083	52,672,246	0.2%
NetEase, Inc.	2,741,900	48,812,404	0.2%
NetEase, Inc., ADR	521,292	46,462,756	0.2%
PetroChina Co. Ltd., Class H	111,446,000	77,414,227	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	20,726,000	151,206,959	0.6%
Tencent Holdings Ltd.	13,749,800	610,712,649	2.5%
* Vipshop Holdings Ltd., ADR	3,599,304	56,509,073	0.3%
Yum China Holdings, Inc.	1,340,150	81,990,377	0.4%
Other Securities		4,536,377,754	18.4%

TOTAL CHINA		6,769,917,458	27.9%

COLOMBIA — (0.1%)
Other Securities		22,166,289	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		36,577,372	0.1%

EGYPT — (0.0%)
Other Securities		7,381,104	0.0%

GREECE — (0.3%)
Other Securities		83,233,548	0.3%

HONG KONG — (0.0%)
Other Securities		643,963	0.0%

HUNGARY — (0.2%)
Other Securities		37,660,116	0.2%

INDIA — (15.6%)
Axis Bank Ltd.	6,691,329	70,633,009	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Bharti Airtel Ltd.	6,629,720	$64,868,134	0.3%
HDFC Bank Ltd.	4,794,497	99,100,762	0.4%
Housing Development Finance Corp. Ltd.	1,745,202	59,342,287	0.3%
ICICI Bank Ltd., Sponsored ADR	4,255,233	96,806,551	0.4%
Infosys Ltd.	7,880,895	121,614,971	0.5%
ITC Ltd.	9,263,717	48,381,852	0.2%
Larsen & Toubro Ltd.	1,746,787	50,549,443	0.2%
Reliance Industries Ltd.	5,101,117	151,451,061	0.6%
Tata Consultancy Services Ltd.	2,162,337	85,378,729	0.4%
Other Securities		2,951,319,317	12.0%

TOTAL INDIA		3,799,446,116	15.6%

INDONESIA — (2.1%)
Other Securities		500,723,057	2.1%

KUWAIT — (0.1%)
Other Securities		12,862,707	0.1%

MALAYSIA — (1.6%)
Other Securities		384,850,738	1.6%

MEXICO — (2.7%)
# America Movil SAB de CV, ADR	3,735,424	80,274,261	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,777,265	50,068,876	0.2%
Grupo Mexico SAB de CV, Class B	9,174,577	44,868,909	0.2%
Other Securities		490,588,364	2.0%

TOTAL MEXICO		665,800,410	2.7%

PERU — (0.1%)
Other Securities		19,799,320	0.1%

PHILIPPINES — (0.8%)
Other Securities		197,766,070	0.8%

POLAND — (0.9%)
Other Securities		212,405,281	0.9%

QATAR — (0.7%)
Other Securities		159,186,947	0.7%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	3,431,557	70,827,152	0.3%
Saudi Basic Industries Corp.	1,943,245	48,081,051	0.2%
Saudi Telecom Co.	3,951,662	47,562,098	0.2%
Other Securities		791,617,674	3.2%

TOTAL SAUDI ARABIA		958,087,975	3.9%

SOUTH AFRICA — (3.5%)
FirstRand Ltd.	12,783,113	45,051,162	0.2%
# Gold Fields Ltd., Sponsored ADR	3,519,305	54,760,386	0.2%
MTN Group Ltd.	7,490,086	52,608,909	0.2%
Other Securities		694,965,934	2.9%

TOTAL SOUTH AFRICA		847,386,391	3.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (12.1%)
Hyundai Motor Co.	345,694	$51,207,403	0.2%
Kia Corp.	938,136	59,415,218	0.3%
POSCO Holdings, Inc.	206,037	58,309,427	0.3%
Samsung Electronics Co. Ltd.	15,000,936	738,107,336	3.1%
SK Hynix, Inc.	2,150,179	144,671,534	0.6%
Other Securities		1,880,884,298	7.6%

TOTAL SOUTH KOREA		2,932,595,216	12.1%

TAIWAN — (17.0%)
Hon Hai Precision Industry Co. Ltd.	20,204,403	68,847,474	0.3%
MediaTek, Inc.	3,709,823	80,665,796	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	678,598,897	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	269,025,916	1.1%
# United Microelectronics Corp.	35,252,441	56,698,468	0.3%
Other Securities		2,979,402,965	12.1%

TOTAL TAIWAN		4,133,239,516	17.0%

THAILAND — (2.3%)
Other Securities		548,877,402	2.3%

TURKEY — (0.9%)
Other Securities		226,146,243	0.9%

UNITED ARAB EMIRATES — (1.0%)
Other Securities		253,604,838	1.0%

UNITED STATES — (0.0%)
Other Securities		5,902,542	0.0%

TOTAL COMMON STOCKS		23,862,716,474	98.2%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		237,244	0.0%

TOTAL MUTUAL FUNDS		237,244	0.0%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Petroleo Brasileiro SA	22,001,222	104,540,872	0.4%
Other Securities		136,874,378	0.6%

TOTAL BRAZIL		241,415,250	1.0%

CHILE — (0.0%)
Other Securities		3,276,069	0.0%

COLOMBIA — (0.0%)
Other Securities		5,047,740	0.0%

INDIA — (0.0%)
Other Security		888,453	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$828,649	0.0%

SOUTH KOREA — (0.0%)
Other Securities		42,134	0.0%

TOTAL PREFERRED STOCKS		251,498,295	1.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		180,492	0.0%

KUWAIT — (0.0%)
Other Security		29,259	0.0%

MALAYSIA — (0.0%)
Other Security		134,042	0.0%

TAIWAN — (0.0%)
Other Securities		165,592	0.0%

THAILAND — (0.0%)
Other Securities		10,777	0.0%

TOTAL RIGHTS/WARRANTS		520,162	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,302,537,037)		24,114,972,175

			Percentage
		Value†	of Net Assets»
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	18,125,179	209,653,948	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $19,512,178,448)		$24,324,626,123	100.1%

As of April 30, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,076	06/16/23	$216,277,449	$225,341,300	$9,063,851

Total Futures Contracts			$216,277,449	$225,341,300	$9,063,851

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$916,433,908	$3,934,035	—	$920,367,943
Chile	31,602,305	94,485,607	—	126,087,912
China	609,753,251	6,148,158,194	$12,006,013	6,769,917,458
Colombia	21,413,526	752,763	—	22,166,289
Czech Republic	—	36,577,372	—	36,577,372
Egypt	83,994	7,297,110	—	7,381,104
Greece	490,713	82,742,835	—	83,233,548
Hong Kong	—	643,963	—	643,963
Hungary	—	37,660,116	—	37,660,116
India.	154,924,004	3,643,278,741	1,243,371	3,799,446,116
Indonesia	12,767,409	487,474,644	481,004	500,723,057
Kuwait	11,278,045	1,584,662	—	12,862,707
Malaysia	—	384,850,738	—	384,850,738
Mexico	663,226,462	2,573,948	—	665,800,410
Peru	19,799,320	—	—	19,799,320
Philippines	2,680,915	194,481,013	604,142	197,766,070
Poland	—	212,405,281	—	212,405,281
Qatar	—	159,186,947	—	159,186,947
Saudi Arabia	1,504,721	956,579,448	3,806	958,087,975
South Africa	119,371,022	728,015,369	—	847,386,391
South Korea	55,183,171	2,875,286,643	2,125,402	2,932,595,216
Taiwan	276,258,387	3,856,751,849	229,280	4,133,239,516
Thailand	513,361,667	35,515,735	—	548,877,402
Turkey	32,683	226,113,560	—	226,146,243
United Arab Emirates	—	253,604,838	—	253,604,838
United States	—	5,902,542	—	5,902,542
Preferred Stocks
Brazil	241,107,825	307,425	—	241,415,250
Chile	—	3,276,069	—	3,276,069
Colombia	5,047,740	—	—	5,047,740
India	—	888,453	—	888,453
Philippines	—	828,649	—	828,649
South Korea	11,215	30,919	—	42,134
Rights/Warrants
Brazil	—	180,492	—	180,492
Kuwait	—	29,259	—	29,259
Malaysia	—	134,042	—	134,042
Taiwan	—	165,592	—	165,592
Thailand	—	10,777	—	10,777
Mutual Funds	237,244	—	—	237,244
Securities Lending Collateral	—	209,653,948	—	209,653,948
Futures Contracts**	9,063,851	—	—	9,063,851

TOTAL	$3,665,633,378	$20,651,363,578	$16,693,018^	$24,333,689,974

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (99.2%)
BRAZIL — (3.7%)
Cosan SA	176,951	$531,442	0.3%
Vibra Energia SA	193,005	510,780	0.2%
Other Securities		7,119,703	3.2%

TOTAL BRAZIL		8,161,925	3.7%

CHILE — (0.4%)
Other Securities		838,251	0.4%

CHINA — (24.1%)
China Gas Holdings Ltd.	531,000	683,115	0.3%
China National Building Material Co. Ltd., Class H	788,000	591,244	0.3%
Geely Automobile Holdings Ltd.	1,008,000	1,251,375	0.6%
Kingsoft Corp. Ltd.	164,200	721,778	0.3%
Kunlun Energy Co. Ltd.	720,000	667,445	0.3%
Sinopharm Group Co. Ltd., Class H	263,200	932,327	0.4%
* Tencent Music Entertainment Group, ADR	87,413	647,730	0.3%
* Vipshop Holdings Ltd., ADR	58,456	917,759	0.4%
Wharf Holdings Ltd.	220,000	503,054	0.3%
Other Securities		46,369,207	20.9%

TOTAL CHINA		53,285,034	24.1%

COLOMBIA — (0.0%)
Other Securities		99,956	0.0%

GREECE — (0.5%)
Other Securities		1,146,674	0.5%

HONG KONG — (0.0%)
Other Security		4,525	0.0%

INDIA — (16.8%)
Bharat Electronics Ltd.	428,979	542,499	0.3%
Cholamandalam Investment & Finance Co. Ltd.	54,401	583,383	0.3%
Cipla Ltd.	57,388	639,104	0.3%
Dr Reddy’s Laboratories Ltd., ADR	14,776	893,357	0.4%
GAIL India Ltd.	419,667	551,370	0.3%
Hero MotoCorp Ltd.	16,291	511,147	0.2%
Shriram Finance Ltd.	42,671	697,483	0.3%
Tata Consumer Products Ltd.	79,524	742,143	0.4%
UPL Ltd.	78,979	715,726	0.3%
Other Securities		31,343,397	14.0%

TOTAL INDIA		37,219,609	16.8%

INDONESIA — (2.0%)
Other Securities		4,430,960	2.0%

KUWAIT — (0.2%)
Other Securities		552,614	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MALAYSIA — (1.8%)
Other Securities		$3,951,131	1.8%
MEXICO — (2.6%)
* Cemex SAB de CV, Sponsored ADR	169,345	1,016,070	0.5%
Other Securities		4,662,082	2.1%

TOTAL MEXICO		5,678,152	2.6%

PHILIPPINES — (0.7%)
Other Securities		1,613,129	0.7%

POLAND — (0.9%)
Other Securities		1,970,853	0.9%

QATAR — (0.8%)
Other Securities		1,842,655	0.8%

SAUDI ARABIA — (4.5%)
Arab National Bank	122,794	900,404	0.4%
Banque Saudi Fransi	76,160	790,249	0.4%
* Dar Al Arkan Real Estate Development Co.	114,864	495,838	0.2%
Etihad Etisalat Co.	69,362	855,474	0.4%
Sahara International Petrochemical Co.	66,578	694,205	0.3%
* Saudi Kayan Petrochemical Co.	156,893	532,616	0.3%
Yanbu National Petrochemical Co.	43,428	521,393	0.3%
Other Securities		5,056,183	2.1%

TOTAL SAUDI ARABIA		9,846,362	4.4%

SOUTH AFRICA — (3.4%)
Aspen Pharmacare Holdings Ltd.	60,599	606,524	0.3%
Nedbank Group Ltd.	75,530	872,578	0.4%
Old Mutual Ltd.	784,328	498,912	0.2%
Sibanye Stillwater Ltd.	301,746	667,110	0.3%
Other Securities		4,952,759	2.2%

TOTAL SOUTH AFRICA		7,597,883	3.4%

SOUTH KOREA — (12.3%)
DB Insurance Co. Ltd.	8,646	543,501	0.3%
Other Securities		26,702,202	12.0%

TOTAL SOUTH KOREA		27,245,703	12.3%

TAIWAN — (19.0%)
Asia Cement Corp.	427,000	611,580	0.3%
AUO Corp.	1,236,000	686,471	0.3%
Catcher Technology Co. Ltd.	120,000	707,894	0.3%
Chang Hwa Commercial Bank Ltd.	844,887	489,961	0.2%
# Compal Electronics, Inc.	784,000	611,832	0.3%
Far Eastern New Century Corp.	586,000	609,136	0.3%
Innolux Corp.	1,704,005	746,491	0.4%
Lite-On Technology Corp.	252,000	603,671	0.3%
Nanya Technology Corp.	224,000	496,450	0.2%
Pegatron Corp.	366,000	835,268	0.4%
Shin Kong Financial Holding Co. Ltd.	2,555,698	698,486	0.3%
Taishin Financial Holding Co. Ltd.	2,000,532	1,128,651	0.5%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Taiwan Business Bank	1,108,105	$503,647	0.2%
# Walsin Lihwa Corp.	437,607	710,652	0.3%
Wistron Corp.	526,000	797,268	0.4%
Other Securities		31,670,528	14.2%

TOTAL TAIWAN		41,907,986	18.9%

THAILAND — (2.2%)
Other Securities		4,845,262	2.2%

TURKEY — (1.2%)
Other Securities		2,545,010	1.2%

UNITED ARAB EMIRATES — (2.1%)
Aldar Properties PJSC	394,150	581,366	0.3%
Emaar Properties PJSC	918,486	1,489,105	0.7%
Other Securities.		2,461,957	1.0%

TOTAL UNITED ARAB EMIRATES		4,532,428	2.0%

TOTAL COMMON STOCKS		219,316,102	99.0%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		732,602	0.3%

INDIA — (0.0%)
Other Security		43,278	0.0%

PHILIPPINES — (0.0%)
Other Security		14,740	0.0%

TOTAL PREFERRED STOCKS		790,620	0.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,900	0.0%

TOTAL INVESTMENT SECURITIES (Cost $211,269,629)		220,114,622

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	76,824	888,621	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $212,158,098)		$221,003,243	99.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	7	06/16/23	$1,400,251	$1,465,975	$65,724

Total Futures Contracts			$1,400,251	$1,465,975	$65,724

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,952,826	$209,099	—	$8,161,925
Chile	46,271	791,980	—	838,251
China	3,002,491	50,069,861	$212,682	53,285,034
Colombia	99,956	—	—	99,956
Greece	—	1,146,674	—	1,146,674
Hong Kong	4,525	—	—	4,525
India	917,969	36,256,534	45,106	37,219,609
Indonesia	—	4,425,980	4,980	4,430,960
Kuwait	460,282	92,332	—	552,614
Malaysia	—	3,951,131	—	3,951,131
Mexico	5,283,226	394,926	—	5,678,152
Philippines	—	1,600,747	12,382	1,613,129
Poland	—	1,970,853	—	1,970,853
Qatar	—	1,842,655	—	1,842,655
Saudi Arabia	22,222	9,824,140	—	9,846,362
South Africa	217,952	7,379,931	—	7,597,883
South Korea	56,486	27,160,553	28,664	27,245,703
Taiwan	—	41,900,236	7,750	41,907,986
Thailand	4,692,839	152,423	—	4,845,262
Turkey	—	2,545,010	—	2,545,010
United Arab Emirates	—	4,525,483	6,945	4,532,428
Preferred Stocks
Brazil	732,602	—	—	732,602
India	—	43,278	—	43,278
Philippines	—	14,740	—	14,740
Rights/Warrants
Brazil	—	7,900	—	7,900
Securities Lending Collateral	—	888,621	—	888,621
Futures Contracts**	65,724	—	—	65,724

TOTAL	$23,555,371	$197,195,087	$318,509^	$221,068,967

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.0%)
BRAZIL — (5.8%)
Petroleo Brasileiro SA	322,824	$1,726,155	0.4%
Petroleo Brasileiro SA, Sponsored ADR	104,989	996,346	0.2%
Petroleo Brasileiro SA, Sponsored ADR	74,958	796,054	0.2%
Vale SA, Sponsored ADR	284,909	4,105,539	0.8%
Other Securities		22,391,513	4.2%

TOTAL BRAZIL		30,015,607	5.8%

CHILE — (0.7%)
Other Securities		3,859,370	0.7%

COLOMBIA — (0.2%)
Other Securities		844,091	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		863,740	0.2%

EGYPT — (0.0%)
Other Security		159,521	0.0%

GREECE — (0.6%)
Other Securities		3,122,151	0.6%

HUNGARY — (0.2%)
Other Securities		1,115,629	0.2%

INDIA — (20.9%)
Axis Bank Ltd.	178,821	1,887,617	0.4%
Bharti Airtel Ltd.	211,161	2,066,093	0.4%
HDFC Bank Ltd.	160,699	3,321,598	0.7%
Housing Development Finance Corp. Ltd.	38,469	1,308,065	0.3%
ICICI Bank Ltd., Sponsored ADR	114,676	2,608,879	0.5%
Infosys Ltd.	262,038	4,043,671	0.8%
ITC Ltd.	278,792	1,456,054	0.3%
Kotak Mahindra Bank Ltd.	50,514	1,199,103	0.2%
Larsen & Toubro Ltd.	52,864	1,529,806	0.3%
Mahindra & Mahindra Ltd.	91,611	1,376,325	0.3%
Ω Reliance Industries Ltd., GDR	44,787	2,669,305	0.5%
Tata Consultancy Services Ltd.	51,622	2,038,268	0.4%
* Tata Motors Ltd.	190,196	1,133,625	0.2%
Tata Steel Ltd.	1,088,156	1,443,311	0.3%
Other Securities		80,223,156	15.3%

TOTAL INDIA		108,304,876	20.9%

INDONESIA — (2.9%)
Bank Central Asia Tbk PT	1,930,600	1,194,754	0.3%
Bank Mandiri Persero Tbk PT	3,617,900	1,278,927	0.3%
Bank Rakyat Indonesia Persero Tbk PT	4,715,300	1,643,184	0.3%
Other Securities		11,186,872	2.1%

TOTAL INDONESIA		15,303,737	3.0%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
KUWAIT — (0.5%)
Other Securities		$2,820,662	0.5%

MALAYSIA — (2.2%)
Other Securities		11,515,002	2.2%

MEXICO — (3.4%)
# America Movil SAB de CV, ADR	100,860	2,167,481	0.4%
Grupo Financiero Banorte SAB de CV, Class O	234,185	2,029,573	0.4%
Other Securities		13,368,740	2.6%

TOTAL MEXICO		17,565,794	3.4%

PERU — (0.1%)
Other Securities		410,759	0.1%

PHILIPPINES — (1.0%)
Other Securities		5,231,757	1.0%

POLAND — (1.3%)
Other Securities		6,804,549	1.3%

QATAR — (1.3%)
Qatar National Bank QPSC	357,229	1,512,631	0.3%
Other Securities		5,077,377	1.0%

TOTAL QATAR		6,590,008	1.3%

SAUDI ARABIA — (5.2%)
Al Rajhi Bank	105,354	2,174,501	0.4%
* Saudi Arabian Mining Co.	62,228	1,164,086	0.2%
Ω Saudi Arabian Oil Co.	136,357	1,314,353	0.3%
Saudi Basic Industries Corp.	47,222	1,168,398	0.2%
Saudi National Bank	86,804	1,139,273	0.2%
Saudi Telecom Co.	119,598	1,439,478	0.3%
Other Securities		18,759,413	3.7%

TOTAL SAUDI ARABIA		27,159,502	5.3%

SOUTH AFRICA — (4.8%)
FirstRand Ltd.	407,207	1,435,108	0.3%
Gold Fields Ltd., Sponsored ADR	92,937	1,446,100	0.3%
MTN Group Ltd.	191,668	1,346,239	0.3%
Other Securities		20,638,200	3.9%

TOTAL SOUTH AFRICA		24,865,647	4.8%

SOUTH KOREA — (16.7%)
Hyundai Motor Co.	11,053	1,637,273	0.3%
KB Financial Group, Inc.	38,362	1,423,852	0.3%
Kia Corp.	33,121	2,097,661	0.4%
LG Electronics, Inc.	14,329	1,176,668	0.3%
POSCO Holdings, Inc.	5,449	1,542,092	0.3%
Samsung Electronics Co. Ltd.	287,600	14,151,095	2.8%
Ω Samsung Electronics Co. Ltd., GDR	4,189	5,169,226	1.0%
Shinhan Financial Group Co. Ltd.	45,221	1,183,904	0.3%
SK Hynix, Inc.	63,257	4,256,151	0.8%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$53,925,308	10.2%

TOTAL SOUTH KOREA		86,563,230	16.7%

TAIWAN — (23.4%)
China Steel Corp.	1,210,000	1,147,607	0.2%
CTBC Financial Holding Co. Ltd.	1,856,000	1,368,129	0.3%
Hon Hai Precision Industry Co. Ltd.	643,000	2,191,053	0.4%
MediaTek, Inc.	131,000	2,848,443	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,583,000	25,922,565	5.0%
United Microelectronics Corp.	840,000	1,351,019	0.3%
Other Securities		86,728,360	16.7%

TOTAL TAIWAN		121,557,176	23.5%

THAILAND — (3.0%)
Other Securities		15,424,376	3.0%

TURKEY — (1.4%)
Other Securities		7,098,269	1.4%

UNITED ARAB EMIRATES — (2.2%)
Emaar Properties PJSC	959,166	1,555,058	0.3%
Emirates Telecommunications Group Co. PJSC	234,115	1,532,506	0.3%
Other Securities		8,231,420	1.6%

TOTAL UNITED ARAB EMIRATES		11,318,984	2.2%

TOTAL COMMON STOCKS		508,514,437	98.3%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		7,954	0.0%

TOTAL MUTUAL FUNDS		7,954	0.0%

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
Itau Unibanco Holding SA	233,500	1,213,425	0.3%
Petroleo Brasileiro SA	393,214	1,868,393	0.4%
Other Securities		2,792,299	0.5%

TOTAL BRAZIL		5,874,117	1.2%

CHILE — (0.0%)
Other Securities		76,142	0.0%

COLOMBIA — (0.0%)
Other Securities		53,960	0.0%

INDIA — (0.0%)
Other Security		72,483	0.0%

TOTAL PREFERRED STOCKS		6,076,702	1.2%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$8,988	0.0%

KUWAIT — (0.0%)
Other Security		7,490	0.0%

TAIWAN — (0.0%)
Other Securities		6,429	0.0%

TOTAL RIGHTS/WARRANTS		22,907	0.0%

TOTAL INVESTMENT SECURITIES (Cost $538,854,379)		514,622,000

			Percentage
		Value†	of Net Assets
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	361,428	4,180,636	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $543,034,341)		$518,802,636	100.3%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,693,702	$321,905	—	$30,015,607
Chile	1,302,659	2,556,711	—	3,859,370
Colombia	840,934	3,157	—	844,091
Czech Republic	—	863,740	—	863,740
Egypt	159,521	—	—	159,521
Greece	24,702	3,097,449	—	3,122,151
Hungary	—	1,115,629	—	1,115,629
India	7,882,009	100,403,578	$19,289	108,304,876
Indonesia	44,394	15,255,026	4,317	15,303,737
Kuwait	2,553,687	266,975	—	2,820,662
Malaysia	—	11,515,002	—	11,515,002
Mexico	17,565,794	—	—	17,565,794
Peru	410,759	—	—	410,759
Philippines	161,211	5,070,546	—	5,231,757
Poland	—	6,804,549	—	6,804,549
Qatar	—	6,590,008	—	6,590,008
Saudi Arabia	30,119	27,129,383	—	27,159,502
South Africa	3,332,227	21,533,420	—	24,865,647
South Korea	5,390,599	81,152,163	20,468	86,563,230
Taiwan	732,684	120,822,248	2,244	121,557,176
Thailand	14,171,352	1,253,024	—	15,424,376
Turkey	—	7,098,269	—	7,098,269
United Arab Emirates	—	11,318,984	—	11,318,984
Preferred Stocks
Brazil	5,858,229	15,888	—	5,874,117
Chile	—	76,142	—	76,142

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$53,960	—	—	$53,960
India	—	$72,483	—	72,483
Rights/Warrants
Brazil	—	8,988	—	8,988
Kuwait	—	7,490	—	7,490
Taiwan	—	6,429	—	6,429
Mutual Funds	7,954	—	—	7,954
Securities Lending Collateral	—	4,180,636	—	4,180,636

TOTAL	$90,216,496	$428,539,822	$46,318^	$518,802,636

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$88,163	$10,794,163
Investment Securities at Value (including $330,620, $1,836,732, $0 and $0 of securities on loan, respectively)	$5,599,568	$30,091,466	—	—
Temporary Cash Investments at Value & Cost	—	—	—	97,013
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $309,141, $1,647,914, $0 and $0, respectively)	309,153	1,647,995	—	—
Segregated Cash for Futures Contracts	2,016	14,247	—	—
Foreign Currencies at Value	42,646	306,305	—	—
Cash	1,296	12,074	152	1,739
Receivables:
Investment Securities Sold	4,997	58,033	—	—
Dividends, Interest and Tax Reclaims	37,311	214,390	—	373
Securities Lending Income	481	2,715	—	—
Fund Shares Sold	2,052	13,739	17	6,060
Futures Margin Variation	313	2,210	—	4,277
Prepaid Expenses and Other Assets	56	190	12	100

Total Assets	5,999,889	32,363,364	88,344	10,903,725

LIABILITIES:
Payables:
Upon Return of Securities Loaned	309,228	1,648,420	—	—
Investment Securities Purchased	10	35,265	105	—
Fund Shares Redeemed	4,046	23,971	—	7,547
Due to Advisor	651	4,999	11	2,219
Accrued Expenses and Other Liabilities	289	1,693	6	243

Total Liabilities	314,224	1,714,348	122	10,009

NET ASSETS	$5,685,665	$30,649,016	$88,222	$10,893,716

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,685,665; $30,649,016; $88,222 and $10,893,716 and shares outstanding of 222,248,506, 2,064,813,238, 6,661,977 and 578,706,980, respectively	$25.58	$14.84	$13.24	$18.82

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$81,286	N/A

Investment Securities at Cost	$3,951,623	$24,623,656	N/A	N/A

Foreign Currencies at Cost	$42,536	$310,799	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,478,762	$25,930,395	$80,687	$9,937,777
Total Distributable Earnings (Loss)	1,206,903	4,718,621	7,535	955,939

NET ASSETS	$5,685,665	$30,649,016	$88,222	$10,893,716

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$247,275	$222,331	$22,402	$764,083
Receivables:
Fund Shares Sold	5	—	—	2
Prepaid Expenses and Other Assets	13	12	11	13

Total Assets	247,293	222,343	22,413	764,098

LIABILITIES:
Payables:
Fund Shares Redeemed	3	7	—	—
Due to Advisor	51	45	5	155
Accrued Expenses and Other Liabilities	20	20	4	19

Total Liabilities	74	72	9	174

NET ASSETS	$247,219	$222,271	$22,404	$763,924

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $247,219; $222,271; $22,404 and $763,924 and shares outstanding of 11,645,536, 12,338,534, 902,674 and 25,743,038, respectively	$21.23	$18.01	$24.82	$29.67

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$232,337	$268,358	$24,802	$661,532
Total Distributable Earnings (Loss)	14,882	(46,087)	(2,398)	102,392

NET ASSETS	$247,219	$222,271	$22,404	$763,924

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,849,471	—	—
Investment Securities at Value (including $197,666, $161,633, $386,862 and $215,844 of securities on loan, respectively)	$4,637,187	5,132,152	$10,941,548	$3,253,564
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $193,208, $165,747, $343,040 and $193,879, respectively)	193,234	165,777	343,084	193,882
Segregated Cash for Futures Contracts	1,613	—	6,160	1,411
Foreign Currencies at Value	27,176	—	114,118	34,220
Cash	5,432	—	2,756	655
Receivables:
Investment Securities Sold	13,256	14,742	7,213	6,670
Dividends, Interest and Tax Reclaims	32,172	3,454	100,592	24,405
Securities Lending Income	188	31	518	361
Fund Shares Sold	292	6,765	1,869	1,118
Futures Margin Variation	482	—	869	219
Unrealized Gain on Foreign Currency Contracts	20	—	22	7
Prepaid Expenses and Other Assets	37	81	94	46

Total Assets	4,911,089	8,172,473	11,518,843	3,516,558

LIABILITIES:
Payables:
Upon Return of Securities Loaned	193,402	165,774	343,077	193,901
Investment Securities Purchased	—	—	2,058	5,907
Fund Shares Redeemed	15,479	18,506	5,799	924
Due to Advisor	920	659	3,561	811
Line of Credit	—	2,755	—	—
Accrued Expenses and Other Liabilities	213	367	1,402	290

Total Liabilities	210,014	188,061	355,897	201,833

NET ASSETS	$4,701,075	$7,984,412	$11,162,946	$3,314,725

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,701,075; $7,984,412; $11,162,946 and $3,314,725 and shares outstanding of 1,235,729,434, 804,192,188, 544,898,634 and 255,932,055, respectively	$3.80	$9.93	$20.49	$12.95

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,390,835	$—	$—

Investment Securities at Cost	$4,971,349	$4,656,800	$9,793,073	$2,676,153

Foreign Currencies at Cost	$27,179	$—	$115,487	$34,440

NET ASSETS CONSIST OF:
Paid-In Capital	$6,150,122	$8,170,043	$9,743,051	$2,679,992
Total Distributable Earnings (Loss)	(1,449,047)	(185,631)	1,419,895	634,733

NET ASSETS	$4,701,075	$7,984,412	$11,162,946	$3,314,725

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$253,705	—	—
Investment Securities at Value (including $173,502, $0, $203,323 and $4,373 of securities on loan, respectively)	$1,716,669	—	$3,628,687	$681,945
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $176,681, $0, $173,967 and $1,106, respectively)	176,705	—	173,966	1,106
Segregated Cash for Futures Contracts	33	—	1,848	56
Foreign Currencies at Value	4,715	—	36,760	1,946
Cash	1,534	—	5,318	77
Receivables:
Investment Securities Sold	1,413	—	4,264	1,480
Dividends, Interest and Tax Reclaims	9,021	—	21,410	4,430
Securities Lending Income	132	—	305	16
Fund Shares Sold	414	116	788	401
Futures Margin Variation	71	—	287	8
Unrealized Gain on Foreign Currency Contracts	—	—	5	—
Prepaid Expenses and Other Assets	44	12	42	29

Total Assets	1,910,751	253,833	3,873,680	691,494

LIABILITIES:
Payables:
Upon Return of Securities Loaned	176,725	—	174,029	1,107
Investment Securities Purchased	3,789	—	5,095	271
Fund Shares Redeemed	2,317	71	1,299	199
Due to Advisor	356	28	753	224
Line of Credit	—	25	—	382
Unrealized Loss on Foreign Currency Contracts	14	—	—	—
Deferred Taxes Payable	—	—	6,252	701
Accrued Expenses and Other Liabilities	165	33	547	196

Total Liabilities	183,366	157	187,975	3,080

NET ASSETS	$1,727,385	$253,676	$3,685,705	$688,414

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,727,385; $253,676; $3,685,705 and $688,414 and shares outstanding of 141,102,763, 21,034,911, 297,658,489 and 51,970,930, respectively	$12.24	$12.06	$12.38	$13.25

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$216,767	$—	$—

Investment Securities at Cost	$1,448,936	N/A	$3,119,553	$654,593

Foreign Currencies at Cost	$4,715	$—	$37,046	$1,943

NET ASSETS CONSIST OF:
Paid-In Capital	$1,505,142	$224,830	$3,204,073	$671,790
Total Distributable Earnings (Loss)	222,243	28,846	481,632	16,624

NET ASSETS	$1,727,385	$253,676	$3,685,705	$688,414

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,044,123	$277,209	$4,490,468	$3,981,867
Temporary Cash Investments at Value & Cost	271	—	—	—
Segregated Cash for Futures Contracts	—	202	—	—
Cash	—	4,091	—	—
Receivables:
Dividends and Interest	2	—	—	—
Fund Shares Sold	75	26	3,660	691
Futures Margin Variation	—	32	—	—
Unrealized Gain on Forward Currency Contracts	—	566	—	—
Prepaid Expenses and Other Assets	20	14	42	38
Total Assets	1,044,491	282,140	4,494,170	3,982,596

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	79	—	—	—
Fund Shares Redeemed	428	174	1,407	744
Due to Advisor	50	9	704	1,048
Unrealized Loss on Forward Currency Contracts	—	1,013	—	—
Accrued Expenses and Other Liabilities	35	12	193	150

Total Liabilities	592	1,208	2,304	1,942

NET ASSETS	$1,043,899	$280,932	$4,491,866	$3,980,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,043,899; $280,932; $4,491,866 and $3,980,654 and shares outstanding of 52,183,086, 15,373,896, 170,117,500 and 187,307,912, respectively	$20.00	$18.27	$26.40	$21.25

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$756,025	$173,567	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$774,455	$177,273	$3,026,906	$3,686,736
Total Distributable Earnings (Loss)	269,444	103,659	1,464,960	293,918

NET ASSETS	$1,043,899	$280,932	$4,491,866	$3,980,654

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,448,657	—	—	—
Investment Securities at Value (including $0, $898,497, $5,480 and $6,785 of securities on loan, respectively)	—	$24,114,972	$220,115	$514,622
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $209,641, $888 and $4,180, respectively)	—	209,654	889	4,181
Segregated Cash for Futures Contracts	—	12,051	78	—
Foreign Currencies at Value	—	244,243	1,381	1,527
Cash	—	21,169	113	4,593
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	15,329	753	47
Dividends and Interest	—	62,961	402	1,587
Securities Lending Income	—	3,025	24	13
Fund Shares Sold	3,192	13,506	67	740
Futures Margin Variation	—	1,869	12	—
Unrealized Gain on Foreign Currency Contracts	—	4	—	—
Prepaid Expenses and Other Assets	71	197	15	16

Total Assets	10,451,920	24,698,980	223,849	527,326

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	209,770	890	4,180
Investment Securities/Affiliated Investment Companies Purchased	—	28,034	196	4,162
Fund Shares Redeemed	9,269	9,224	39	1,324
Due to Advisor	2,397	6,606	95	117
Unrealized Loss on Foreign Currency Contracts	—	1	—	—
Deferred Taxes Payable	—	140,639	997	—
Accrued Expenses and Other Liabilities	467	5,865	62	230

Total Liabilities	12,133	400,139	2,279	10,013

NET ASSETS	$10,439,787	$24,298,841	$221,570	$517,313

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $17,850; $0; $0 and $0 and shares outstanding of 645,170, 0, 0 and 0, respectively	$27.67	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $10,421,937; $24,298,841; $221,570 and $517,313 and shares outstanding of 374,122,884, 1,143,876,194, 21,360,203 and 59,964,994, respectively	$27.86	$21.24	$10.37	$8.63

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,302,537	$211,270	$538,854

Foreign Currencies at Cost	$—	$242,160	$1,382	$1,527

NET ASSETS CONSIST OF:
Paid-In Capital	$10,808,675	$22,072,448	$207,868	$565,227
Total Distributable Earnings (Loss)	(368,888)	2,226,393	13,702	(47,914)

NET ASSETS	$10,439,787	$24,298,841	$221,570	$517,313

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $52 and $15,814, respectively)	—	—	$479	$152,975
Income from Securities Lending	—	—	29	5,693
Expenses Allocated from Affiliated Investment Companies	—	—	(29)	(6,170)

Income Distributions Received from Affiliated Investment Companies	—	—	321	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	800	152,498

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,738, $49,787, $0 and $0, respectively)	$87,291	$483,925	—	—
Income from Securities Lending	1,508	10,350	—	—

Total Fund Investment Income	88,799	494,275	—	—

Fund Expenses
Investment Management Fees	3,771	29,158	153	13,024
Accounting & Transfer Agent Fees	425	2,350	9	672
Custodian Fees	209	1,167	1	—
Filing Fees	44	233	9	81
Shareholders’ Reports	60	244	3	239
Directors’/Trustees’ Fees & Expenses	21	115	—	42
Professional Fees	35	189	—	45
Previously Waived Fees Recovered by Advisor (Note C)	—	—	6	—
Other	91	502	1	55

Total Fund Expenses	4,656	33,958	182	14,158

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	98	—
Fees Paid Indirectly (Note C)	197	394	—	—

Net Expenses	4,459	33,564	84	14,158

Net Investment Income (Loss)	84,340	460,711	716	138,340

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	—	—	1,921	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(11,022)	(7,753)	—	—
Affiliated Investment Companies Shares Sold	14	71	(335)	—
Transactions Allocated from Affiliated Investment Company**	—	—	83	46,873
Futures	4,681	6,001	—	6,269
Foreign Currency Transactions	2,643	14,301	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	980,906	5,215,894	—	—
Affiliated Investment Companies Shares	106	689	(2,257)	—
Transactions Allocated from Affiliated Investment Company	—	—	5,632	1,733,187
Futures	29	6,702	—	1,864
Translation of Foreign Currency-Denominated Amounts	996	7,384	—	—

Net Realized and Unrealized Gain (Loss)	978,353	5,243,289	5,044	1,788,193

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,062,693	$5,704,000	$5,760	$1,926,533

**	Net of foreign capital gain taxes withheld of $0, $0, $14 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $444, $58, $2 and $1,435, respectively)	$3,993	$4,024	$340	$9,625
Income from Securities Lending	89	326	3	399
Expenses Allocated from Affiliated Investment Companies	(155)	(142)	(12)	(437)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	3,927	4,208	331	9,587

Fund Expenses
Investment Management Fees	450	400	37	1,253
Accounting & Transfer Agent Fees	25	27	2	65
Filing Fees	10	9	9	10
Shareholders’ Reports	4	3	3	4
Directors’/Trustees’ Fees & Expenses	2	1	—	3
Professional Fees	1	1	—	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	1	2	—	2

Total Fund Expenses	493	443	51	1,341

Fees Waived, Expenses Reimbursed by Advisor (Note C)	129	115	11	359

Net Expenses	364	328	40	982

Net Investment Income (Loss)	3,563	3,880	291	8,605

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	7,071	(1,566)	(117)	1,315
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	37,377	28,177	4,452	147,741

Net Realized and Unrealized Gain (Loss)	44,448	26,611	4,335	149,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,011	$30,491	$4,626	$157,661

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$4,940	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,940	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,646, $0, $20,344 and $5,918, respectively)	$100,035	97,927	$195,845	$52,795
Income from Securities Lending	2,127	181	2,640	1,320

Total Fund Investment Income	102,162	98,108	198,485	54,115

Fund Expenses
Investment Management Fees	5,591	7,832	20,973	4,774
Accounting & Transfer Agent Fees	243	655	846	313
Custodian Fees	261	18	940	210
Filing Fees	28	72	87	71
Shareholders’ Reports	36	156	132	39
Directors’/Trustees’ Fees & Expenses	19	33	42	13
Professional Fees	32	37	82	21
Other	96	83	191	58

Total Fund Expenses	6,306	8,886	23,293	5,499

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	3,434	—	—
Fees Paid Indirectly (Note C)	245	18	191	144

Net Expenses	6,061	5,434	23,102	5,355

Net Investment Income (Loss)	96,101	97,614	175,383	48,760

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(156,158)	5,149	313,703	56,797
Affiliated Investment Companies Shares Sold	11	8,752	(20)	1
Futures	1,433	957	4,667	502
Foreign Currency Transactions	2,008	—	7,507	1,520
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	607,172	47,006	1,692,031	518,978
Affiliated Investment Companies Shares	103	326,427	164	69
Futures	(1,155)	(1,144)	1,053	719
Translation of Foreign Currency-Denominated Amounts	1,571	—	2,030	519

Net Realized and Unrealized Gain (Loss)	454,985	395,708	2,021,135	579,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$551,086	$493,322	$2,196,518	$627,865

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $499, $0 and $0, respectively)	—	$4,523	—	—
Income from Securities Lending	—	72	—	—
Expenses Allocated from Affiliated Investment Companies	—	(204)	—	—

Income Distributions Received from Affiliated Investment Companies	—	188	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,579	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,778, $0, $6,001 and $1,070, respectively)	$25,652	—	$53,989	$9,679
Income from Securities Lending	542	—	1,326	90

Total Fund Investment Income	26,194	—	55,315	9,769

Fund Expenses
Investment Management Fees	2,131	381	4,394	1,302
Accounting & Transfer Agent Fees	179	10	299	76
Custodian Fees	83	—	426	170
Filing Fees	31	11	23	24
Shareholders’ Reports	43	5	38	17
Directors’/Trustees’ Fees & Expenses	7	1	14	3
Professional Fees	11	1	44	19
Other	67	1	67	14

Total Fund Expenses	2,552	410	5,305	1,625

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	221	—	—
Fees Paid Indirectly (Note C)	19	—	35	14

Net Expenses	2,533	189	5,270	1,611

Net Investment Income (Loss)	23,661	4,390	50,045	8,158

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	221	—	(7,089)	(2,120)
Affiliated Investment Companies Shares Sold	(11)	8	(3)	—
Transactions Allocated from Affiliated Investment Company**	—	348	—	—
Futures	134	—	1,181	128
Foreign Currency Transactions	564	—	1,662	119
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	312,704	—	592,913	113,390
Affiliated Investment Companies Shares	66	3,749	71	1
Transactions Allocated from Affiliated Investment Company	—	33,551	—	—
Futures	13	—	637	3
Translation of Foreign Currency-Denominated Amounts	312	—	521	84

Net Realized and Unrealized Gain (Loss)	314,003	37,656	589,893	111,605

Net Increase (Decrease) in Net Assets Resulting from Operations	$337,664	$42,046	$639,938	$119,763

**	Net of foreign capital gain taxes withheld of $0, $59, $131 and $88, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,629 and $4,780, respectively)	—	$82	$61,294	$37,267
Income from Securities Lending	—	—	1,804	5,668
Expenses Allocated from Affiliated Investment Companies	—	—	(3,184)	(4,940)

Income Distributions Received from Affiliated Investment Companies	$6,922	1,947	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,922	2,029	59,914	37,995

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	7	3	—	—

Total Fund Investment Income	7	3	—	—

Fund Expenses
Investment Management Fees	1,096	332	6,366	10,065
Accounting & Transfer Agent Fees	68	26	279	250
Custodian Fees	1	1	—	—
Filing Fees	14	12	57	27
Shareholders’ Reports	8	7	81	45
Directors’/Trustees’ Fees & Expenses	4	1	18	15
Professional Fees	4	1	19	16
Previously Waived Fees Recovered by Advisor (Note C)	9	—	—	—
Other	10	1	12	11

Total Fund Expenses	1,214	381	6,832	10,429

Fees Waived, Expenses Reimbursed by Advisor (Note C)	870	275	2,195	3,871
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	344	105	4,637	6,558

Net Investment Income (Loss)	6,585	1,927	55,277	31,437

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	13,934	4,198	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,308)	3,792	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(17,705)	60,799
Futures	—	(106)	—	—
Forward Currency Contracts	—	(3,602)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	94,126	21,881	—	—
Transactions Allocated from Affiliated Investment Company	—	—	638,337	472,830
Futures	—	311	—	—
Forward Currency Contracts	—	(551)	—	—

Net Realized and Unrealized Gain (Loss)	104,752	25,923	620,632	533,629

Net Increase (Decrease) in Net Assets Resulting from Operations	$111,337	$27,850	$675,909	$565,066

**	Net of foreign capital gain taxes withheld of $0, $0, $1,897 and $5,229, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $15,938, $0, $0 and $0, respectively)	$160,669	—	—	—
Interest	269	—	—	—
Income from Securities Lending	3,867	—	—	—
Expenses Allocated from Affiliated Investment Companies	(7,382)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	157,423	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $34,122, $302 and $939, respectively)	—	$317,191	$2,210	$7,440
Income from Securities Lending	—	16,523	148	84

Total Fund Investment Income	—	333,714	2,358	7,524

Fund Expenses
Investment Management Fees	19,589	38,903	549	778
Accounting & Transfer Agent Fees	490	1,893	24	42
Custodian Fees	—	5,433	95	242
Shareholder Servicing Fees
Class R2 Shares	20	—	—	—
Filing Fees	68	185	16	25
Shareholders’ Reports	92	319	10	10
Directors’/Trustees’ Fees & Expenses	42	95	1	2
Professional Fees	42	194	13	9
Organizational & Offering Costs	—	—	—	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	37
Other	28	431	5	28

Total Fund Expenses	20,371	47,453	713	1,177

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	163
Class R2 Shares	8	—	—	—
Institutional Class Shares	5,147	—	—	—
Fees Paid Indirectly (Note C)	—	824	19	22

Net Expenses	15,216	46,629	694	992

Net Investment Income (Loss)	142,207	287,085	1,664	6,532

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(239,832)	7,055	(6,780)
Affiliated Investment Companies Shares Sold	—	6	—	—
Transactions Allocated from Affiliated Investment Company**	(18,504)	—	—	—
Futures	—	8,352	100	356
Foreign Currency Transactions	—	3,294	(12)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	3,740,464	21,975	52,187
Affiliated Investment Companies Shares	—	189	2	4
Transactions Allocated from Affiliated Investment Company	1,521,423	—	—	—
Futures	—	3,333	66	—
Translation of Foreign Currency-Denominated Amounts	—	277	3	5

Net Realized and Unrealized Gain (Loss)	1,502,919	3,516,083	29,189	45,821

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,645,126	$3,803,168	$30,853	$52,353

**	Net of foreign capital gain taxes withheld of $8,450, $6,847, $262 and $9, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,340	$173,632	$460,711	$1,015,999	$716	$1,497
Capital Gain Distributions Received from Investment Securities	—	—	—	—	1,921	3,071
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(11,022)	(72,788)	(7,753)	425,701	—	—
Affiliated Investment Companies Shares Sold	14	(41)	71	(333)	(335)	(1,418)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	83	(2,875)
Futures	4,681	(12,682)	6,001	(44,185)	—	34
Foreign Currency Transactions	2,643	(5,948)	14,301	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	980,906	(1,377,779)	5,215,894	(9,090,912)	—	—
Affiliated Investment Companies Shares	106	(125)	689	(769)	(2,257)	(7,951)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	5,632	(8,701)
Futures	29	(202)	6,702	(3,107)	—	—
Translation of Foreign Currency-Denominated Amounts	996	(977)	7,384	(7,919)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,062,693	(1,296,910)	5,704,000	(7,753,337)	5,760	(16,343)

Distributions:
Institutional Class Shares	(38,334)	(180,306)	(163,375)	(1,137,900)	(1,067)	(3,556)
Capital Share Transactions (1):
Shares Issued	443,438	1,451,460	1,773,748	6,677,971	6,009	23,030
Shares Issued in Lieu of Cash Distributions	35,229	166,053	157,186	1,093,925	1,067	3,556
Shares Redeemed	(638,039)	(1,351,800)	(3,030,749)	(7,302,036)	(6,467)	(23,398)

Net Increase (Decrease) from Capital Share Transactions	(159,372)	265,713	(1,099,815)	469,860	609	3,188

Total Increase (Decrease) in Net Assets	864,987	(1,211,503)	4,440,810	(8,421,377)	5,302	(16,711)
Net Assets
Beginning of Period	4,820,678	6,032,181	26,208,206	34,629,583	82,920	99,631

End of Period	$5,685,665	$4,820,678	$30,649,016	$26,208,206	$88,222	$82,920

(1) Shares Issued and Redeemed:
Shares Issued	18,686	60,402	126,798	474,529	449	1,720
Shares Issued in Lieu of Cash Distributions	1,484	7,097	11,364	80,934	82	241
Shares Redeemed	(26,867)	(56,865)	(218,008)	(529,452)	(490)	(1,759)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,697)	10,634	(79,846)	26,011	41	202

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $14, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$138,340	$316,287	$3,563	$7,212	$3,880	$12,767
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	46,873	164,767	7,071	12,397	(1,566)	14,514
Futures	6,269	(19,889)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,733,187	(3,930,327)	37,377	(107,385)	28,177	(124,402)
Futures	1,864	271	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,926,533	(3,468,891)	48,011	(87,776)	30,491	(97,121)

Distributions:
Institutional Class Shares	(231,761)	(851,167)	(15,684)	(18,487)	(23,333)	(42,269)
Capital Share Transactions (1):
Shares Issued	860,205	2,335,205	5,848	25,594	3,567	4,042
Shares Issued in Lieu of Cash Distributions	227,044	834,024	15,682	18,485	23,330	42,264
Shares Redeemed	(1,208,400)	(2,994,929)	(74,189)	(50,102)	(41,986)	(58,204)

Net Increase (Decrease) from Capital Share Transactions	(121,151)	174,300	(52,659)	(6,023)	(15,089)	(11,898)

Total Increase (Decrease) in Net Assets	1,573,621	(4,145,758)	(20,332)	(112,286)	(7,931)	(151,288)
Net Assets
Beginning of Period	9,320,095	13,465,853	267,551	379,837	230,202	381,490

End of Period	$10,893,716	$9,320,095	$247,219	$267,551	$222,271	$230,202

(1) Shares Issued and Redeemed:
Shares Issued	48,154	123,348	289	1,240	200	194
Shares Issued in Lieu of Cash Distributions	12,883	41,490	793	765	1,295	1,874
Shares Redeemed	(67,515)	(157,815)	(3,755)	(2,408)	(2,390)	(2,997)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,478)	7,023	(2,673)	(403)	(895)	(929)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended Apr 30,	Ended Oct 31,	Ended Apr 30,	Ended Oct 31,	Ended Apr 30,	Ended Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$291	$1,003	$8,605	$20,054	$96,101	$199,913
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(156,158)	(97,218)
Affiliated Investment Companies Shares Sold	—	—	—	—	11	(101)
Transactions Allocated from Affiliated Investment Company*,**	(117)	(2,989)	1,315	(26,021)	—	—
Futures	—	—	—	—	1,433	(4,273)
Foreign Currency Transactions	—	—	—	—	2,008	(5,807)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	607,172	(1,783,196)
Affiliated Investment Companies Shares	—	—	—	—	103	(106)
Transactions Allocated from Affiliated Investment Company	4,452	(9,155)	147,741	(261,540)	—	—
Futures	—	—	—	—	(1,155)	171
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	1,571	(1,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,626	(11,141)	157,661	(267,507)	551,086	(1,691,793)

Distributions:
Institutional Class Shares	(73)	(1,908)	(4,016)	(37,480)	—	(447,007)
Capital Share Transactions (1):
Shares Issued	1,556	2,169	3,230	69,996	316,025	1,001,675
Shares Issued in Lieu of Cash Distributions	73	1,908	4,016	37,477	—	444,430
Shares Redeemed	(2,176)	(16,763)	(13,290)	(53,922)	(618,184)	(842,621)

Net Increase (Decrease) from Capital Share Transactions	(547)	(12,686)	(6,044)	53,551	(302,159)	603,484

Total Increase (Decrease) in Net Assets	4,006	(25,735)	147,601	(251,436)	248,927	(1,535,316)
Net Assets
Beginning of Period	18,398	44,133	616,323	867,759	4,452,148	5,987,464

End of Period	$22,404	$18,398	$763,924	$616,323	$4,701,075	$4,452,148

(1) Shares Issued and Redeemed:
Shares Issued	69	97	117	2,142	85,213	242,147
Shares Issued in Lieu of Cash Distributions	3	71	149	1,270	—	96,826
Shares Redeemed	(94)	(634)	(478)	(2,058)	(166,569)	(209,429)

Net Increase (Decrease) from Shares Issued and Redeemed	(22)	(466)	(212)	1,354	(81,356)	129,544

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$97,614	$397,376	$175,383	$357,490	$48,760	$105,563
Capital Gain Distributions Received from Investment Securities	8,561	8,517	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,149	71,264	313,703	16,007	56,797	(2,689)
Affiliated Investment Companies Shares Sold	8,752	196,468	(20)	9	1	(9)
Futures	957	174	4,667	(36,186)	502	(3,680)
Foreign Currency Transactions	—	—	7,507	(19,023)	1,520	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	47,006	(1,350,594)	1,692,031	(2,899,988)	518,978	(921,097)
Affiliated Investment Companies Shares	326,427	(1,630,271)	164	(167)	69	(86)
Futures	(1,144)	1,144	1,053	(1,079)	719	(387)
Translation of Foreign Currency-Denominated Amounts	—	—	2,030	(2,550)	519	(575)

Net Increase (Decrease) in Net Assets Resulting from Operations	493,322	(2,305,922)	2,196,518	(2,585,487)	627,865	(828,168)

Distributions:
Institutional Class Shares	(427,031)	(480,433)	(110,253)	(516,572)	(23,893)	(187,309)
Capital Share Transactions (1):
Shares Issued	1,033,059	2,104,042	450,483	2,106,642	122,346	877,531
Shares Issued in Lieu of Cash Distributions	409,942	461,594	95,489	455,244	23,723	186,180
Shares Redeemed	(1,395,953)	(2,445,794)	(1,133,991)	(2,579,838)	(318,247)	(882,093)

Net Increase (Decrease) from Capital Share Transactions	47,048	119,842	(588,019)	(17,952)	(172,178)	181,618

Total Increase (Decrease) in Net Assets	113,339	(2,666,513)	1,498,246	(3,120,011)	431,794	(833,859)
Net Assets
Beginning of Period	7,871,073	10,537,586	9,664,700	12,784,711	2,882,931	3,716,790

End of Period	$7,984,412	$7,871,073	$11,162,946	$9,664,700	$3,314,725	$2,882,931

(1) Shares Issued and Redeemed:
Shares Issued	104,042	180,469	23,507	109,457	10,153	73,372
Shares Issued in Lieu of Cash Distributions	40,790	35,644	5,148	23,531	1,985	14,949
Shares Redeemed	(138,704)	(210,655)	(58,842)	(135,322)	(26,368)	(74,366)

Net Increase (Decrease) from Shares Issued and Redeemed	6,128	5,458	(30,187)	(2,334)	(14,230)	13,955

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***		World ex U.S. Core Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,661	$63,382	$4,390	$9,610	$50,045	$118,511
Capital Gain Distributions Received from Investment Securities	—	—	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	221	(55,920)	—	—	(7,089)	77,983
Affiliated Investment Companies Shares Sold	(11)	(25)	8	636	(3)	(24)
Transactions Allocated from Affiliated Investment Company*,**	—	—	348	(201)	—	—
Futures	134	291	—	(44)	1,181	(3,864)
Foreign Currency Transactions	564	(936)	—	—	1,662	(4,896)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	312,704	(536,106)	—	—	592,913	(1,093,022)
Affiliated Investment Companies Shares	66	(47)	3,749	(6,125)	71	(95)
Transactions Allocated from Affiliated Investment Company	—	—	33,551	(42,768)	—	—
Futures	13	—	—	—	637	(167)
Translation of Foreign Currency-Denominated Amounts	312	(283)	—	—	521	(568)

Net Increase (Decrease) in Net Assets Resulting from Operations	337,664	(529,644)	42,046	(38,697)	639,938	(906,142)

Distributions:
Institutional Class Shares	(14,593)	(79,006)	(2,752)	(10,666)	(29,995)	(119,142)
Capital Share Transactions (1):
Shares Issued	104,382	699,881	41,605	40,039	196,827	732,628
Shares Issued in Lieu of Cash Distributions	14,240	77,582	2,631	10,666	29,861	118,577
Shares Redeemed	(320,942)	(745,903)	(24,113)	(115,749)	(272,986)	(793,027)

Net Increase (Decrease) from Capital Share Transactions	(202,320)	31,560	20,123	(65,044)	(46,298)	58,178

Total Increase (Decrease) in Net Assets	120,751	(577,090)	59,417	(114,407)	563,645	(967,106)
Net Assets
Beginning of Period	1,606,634	2,183,724	194,259	308,666	3,122,060	4,089,166

End of Period	$1,727,385	$1,606,634	$253,676	$194,259	$3,685,705	$3,122,060

(1) Shares Issued and Redeemed:
Shares Issued	9,077	57,992	3,719	3,535	16,722	60,965
Shares Issued in Lieu of Cash Distributions	1,207	6,680	234	952	2,538	10,302
Shares Redeemed	(27,969)	(64,934)	(2,086)	(9,687)	(23,237)	(65,101)

Net Increase (Decrease) from Shares Issued and Redeemed	(17,685)	(262)	1,867	(5,200)	(3,977)	6,166

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $59 and $131, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,158	$20,671	$6,585	$22,962	$1,927	$6,856
Capital Gain Distributions Received from Investment Securities	—	—	13,934	16,695	4,198	6,687
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,120)	(12,143)	—	—	—	—
Affiliated Investment Companies Shares Sold	—	(1)	(3,308)	(8,828)	3,792	3,300
Futures	128	174	—	(6)	(106)	(251)
Foreign Currency Transactions	119	(839)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(3,602)	11,432
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	113,390	(177,379)	—	—	—	—
Affiliated Investment Companies Shares	1	(1)	94,126	(213,117)	21,881	(71,420)
Futures	3	(46)	—	—	311	(234)
Translation of Foreign Currency-Denominated Amounts	84	71	—	—	—	—
Forward Currency Contracts	—	—	—	—	(551)	(243)

Net Increase (Decrease) in Net Assets Resulting from Operations	119,763	(169,493)	111,337	(182,294)	27,850	(43,873)

Distributions:
Institutional Class Shares.	(4,713)	(56,676)	(20,214)	(31,168)	(24,285)	(21,529)
Capital Share Transactions (1):
Shares Issued	53,480	303,674	53,547	287,694	14,273	39,834
Shares Issued in Lieu of Cash Distributions	4,706	56,609	17,647	30,117	24,140	21,408
Shares Redeemed	(52,379)	(340,881)	(67,435)	(244,046)	(31,754)	(73,839)

Net Increase (Decrease) from Capital Share Transactions	5,807	19,402	3,759	73,765	6,659	(12,597)

Total Increase (Decrease) in Net Assets	120,857	(206,767)	94,882	(139,697)	10,224	(77,999)
Net Assets
Beginning of Period	567,557	774,324	949,017	1,088,714	270,708	348,707

End of Period	$688,414	$567,557	$1,043,899	$949,017	$280,932	$270,708

(1) Shares Issued and Redeemed:
Shares Issued	4,293	24,012	2,760	14,000	791	2,058
Shares Issued in Lieu of Cash Distributions	376	4,258	918	1,512	1,379	1,017
Shares Redeemed	(4,200)	(27,420)	(3,510)	(11,765)	(1,762)	(3,709)

Net Increase (Decrease) from Shares Issued and Redeemed	469	850	168	3,747	408	(634)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $88, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,277	$156,764	$31,437	$114,895	$142,207	$530,555
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(17,705)	17,009	60,799	98,361	(18,504)	351,369
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	638,337	(1,618,027)	472,830	(1,298,644)	1,521,423	(3,262,606)

Net Increase (Decrease) in Net Assets Resulting from Operations	675,909	(1,444,254)	565,066	(1,085,388)	1,645,126	(2,380,682)

Distributions:
Class R2 Shares	—	—	—	—	(222)	(643)
Institutional Class Shares	(51,785)	(372,779)	(101,833)	(329,169)	(161,236)	(558,273)

Total Distributions	(51,785)	(372,779)	(101,833)	(329,169)	(161,458)	(558,916)

Capital Share Transactions (1):
Shares Issued	323,990	1,486,746	202,951	598,832	542,592	1,872,666
Shares Issued in Lieu of Cash Distributions	50,062	359,767	95,003	308,292	154,654	536,547
Shares Redeemed	(445,091)	(2,315,886)	(292,442)	(1,096,582)	(1,354,208)	(3,128,244)

Net Increase (Decrease) from Capital Share Transactions	(71,039)	(469,373)	5,512	(189,458)	(656,962)	(719,031)

Total Increase (Decrease) in Net Assets	553,085	(2,286,406)	468,745	(1,604,015)	826,706	(3,658,629)
Net Assets
Beginning of Period	3,938,781	6,225,187	3,511,909	5,115,924	9,613,081	13,271,710

End of Period	$4,491,866	$3,938,781	$3,980,654	$3,511,909	$10,439,787	$9,613,081

(1) Shares Issued and Redeemed:
Shares Issued	12,509	53,138	9,686	26,598	20,086	64,891
Shares Issued in Lieu of Cash Distributions	1,945	12,564	4,620	13,241	5,762	19,778
Shares Redeemed	(17,257)	(81,119)	(14,197)	(49,181)	(50,396)	(106,929)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,803)	(15,417)	109	(9,342)	(24,548)	(22,260)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $1,897, $5,229 and $8,450, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio Ʊ
						Period
						Nov 15,
	Six Months	Year	Six Months	Year	Six Months	2021 Ʊ
	Ended	Ended	Ended	Ended	Ended	to
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$287,085	$883,592	$1,664	$5,721	$6,532	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(239,832)	75,499	7,055	5,284	(6,780)	(19,163)
Affiliated Investment Companies Shares Sold	6	(37)	—	(1)	—	—
Futures	8,352	(37,872)	100	(135)	356	(495)
Foreign Currency Transactions	3,294	(25,138)	(12)	(127)	49	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,740,464	(8,179,321)	21,975	(60,418)	52,187	(76,418)
Affiliated Investment Companies Shares	189	(254)	2	(1)	4	(3)
Futures	3,333	(2,325)	66	(54)	—	—
Translation of Foreign Currency-Denominated Amounts	277	(7)	3	259	5	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,803,168	(7,285,863)	30,853	(49,472)	52,353	(85,220)

Distributions:
Institutional Class Shares	(218,791)	(942,726)	(8,593)	(22,133)	(3,675)	(10,224)
Capital Share Transactions (1):
Shares Issued	2,118,821	7,057,849	22,620	87,606	117,197	729,801
Shares Issued in Lieu of Cash Distributions	208,476	895,345	8,389	21,501	3,353	9,316
Shares Redeemed	(2,581,408)	(7,911,399)	(21,625)	(82,497)	(76,362)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	(254,111)	41,795	9,384	26,610	44,188	519,891

Total Increase (Decrease) in Net Assets	3,330,266	(8,186,794)	31,644	(44,995)	92,866	424,447
Net Assets
Beginning of Period	20,968,575	29,155,369	189,926	234,921	424,447	—

End of Period	$24,298,841	$20,968,575	$221,570	$189,926	$517,313	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	102,716	315,242	2,233	8,132	13,934	79,414
Shares Issued in Lieu of Cash Distributions	10,180	43,699	836	1,847	401	1,143
Shares Redeemed	(125,741)	(361,196)	(2,153)	(7,430)	(9,065)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,845)	(2,255)	916	2,549	5,270	54,696

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $6,847, $262 and $9, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
Ʊ	The Portfolio commenced operations on November 15, 2021.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.06		$27.63	$20.90	$22.78	$21.29	$23.52	$12.22		$16.35	$12.08	$13.19	$12.65	$14.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.78	0.70	0.49	0.70	0.66	0.22		0.47	0.40	0.28	0.41	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	4.32		(6.54)	6.70	(1.87)	1.47	(2.25)	2.48		(4.07)	4.24	(1.11)	0.53	(1.60)

Total from Investment Operations	4.69		(5.76)	7.40	(1.38)	2.17	(1.59)	2.70		(3.60)	4.64	(0.83)	0.94	(1.22)

Less Distributions:
Net Investment Income	(0.17)		(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.08)		(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Total Distributions	(0.17)		(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.08)		(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Net Asset Value, End of Period	$25.58		$21.06	$27.63	$20.90	$22.78	$21.29	$14.84		$12.22	$16.35	$12.08	$13.19	$12.65

Total Return	22.33	%(B)	(21.12%)	35.55%	(6.05%)	10.38%	(6.97%)	22.12	%(B)	(22.29%)	38.56%	(6.32%)	7.67%	(8.79%)

Net Assets, End of Period (thousands)	$5,685,665		$4,820,678	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$30,649,016		$26,208,206	$34,629,583	$24,965,561	$30,559,427	$27,174,589
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.19%	0.22%	0.23%	0.23%	0.23	%(C)	0.24%	0.25%	0.30%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.17%	0.19%	0.23%	0.24%	0.23%	0.23	%(C)	0.24%	0.25%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.13	%(C)	3.17%	2.65%	2.31%	3.22%	2.78%	3.16	%(C)	3.27%	2.56%	2.24%	3.21%	2.67%
Portfolio Turnover Rate	4	%(B)	9%	14%	19%	7%	8%	3	%(B)	11%	8%	4%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.52		$15.52	$10.50	$11.07	$10.73	$11.53	$15.93		$23.29	$16.84	$18.21	$18.46	$21.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.23	0.22	0.15	0.18	0.19	0.24		0.54	0.41	0.33	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	0.77		(2.68)	4.97	(0.55)	0.27	(0.75)	3.05		(6.44)	6.42	(0.93)	0.58	(2.41)

Total from Investment Operations	0.88		(2.45)	5.19	(0.40)	0.45	(0.56)	3.29		(5.90)	6.83	(0.60)	1.01	(1.95)

Less Distributions:
Net Investment Income	(0.16)		(0.25)	(0.17)	(0.17)	(0.11)	(0.17)	(0.19)		(0.67)	(0.38)	(0.37)	(0.44)	(0.44)
Net Realized Gains	—		(0.30)	—	—	—	(0.07)	(0.21)		(0.79)	—	(0.40)	(0.82)	(0.67)

Total Distributions	(0.16)		(0.55)	(0.17)	(0.17)	(0.11)	(0.24)	(0.40)		(1.46)	(0.38)	(0.77)	(1.26)	(1.11)

Net Asset Value, End of Period	$13.24		$12.52	$15.52	$10.50	$11.07	$10.73	$18.82		$15.93	$23.29	$16.84	$18.21	$18.46

Total Return	7.06	%(B)	(16.32%)	49.81%	(3.75%)	4.29%	(5.02%)	20.82	%(B)	(26.55%)	40.83%	(3.64%)	6.44%	(9.54%)

Net Assets, End of Period (thousands)	$88,222		$82,920	$99,631	$43,568	$41,286	$31,380	$10,893,716		$9,320,095	$13,465,853	$10,148,132	$12,750,110	$12,656,204
Ratio of Expenses to Average Net Assets *(D)	0.42	%(C)	0.44%	0.47%	0.47%	0.49%	0.49%	0.39	%(C)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.64	%(C)	0.66%	0.71%	0.85%	0.93%	0.90%	0.39	%(C)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.64	%(C)	1.66%	1.49%	1.50%	1.69%	1.58%	2.66	%(C)	2.79%	1.90%	1.96%	2.44%	2.18%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.21	%(C)	0.22%	0.24%	0.27%	0.27%	0.26%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.69		$25.80	$23.39	$24.89	$25.70	$28.56	$17.39		$26.94	$20.13	$21.11	$20.83	$23.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.48	0.44	0.40	0.45	0.43	0.31		0.84	0.75	0.75	0.77	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	3.35		(6.33)	2.51	(0.91)	0.37	(2.59)	2.07		(7.40)	6.74	(0.77)	0.19	(2.76)

Total from Investment Operations	3.63		(5.85)	2.95	(0.51)	0.82	(2.16)	2.38		(6.56)	7.49	(0.02)	0.96	(1.92)

Less Distributions:
Net Investment Income	(0.26)		(0.53)	(0.54)	(0.61)	(0.28)	(0.70)	(0.75)		(1.07)	(0.68)	(0.96)	(0.68)	(0.96)
Net Realized Gains	(0.83)		(0.73)	—	(0.38)	(1.35)	—	(1.01)		(1.92)	—	—	—	—

Total Distributions	(1.09)		(1.26)	(0.54)	(0.99)	(1.63)	(0.70)	(1.76)		(2.99)	(0.68)	(0.96)	(0.68)	(0.96)

Net Asset Value, End of Period	$21.23		$18.69	$25.80	$23.39	$24.89	$25.70	$18.01		$17.39	$26.94	$20.13	$21.11	$20.83

Total Return	19.85	%(B)	(23.79%)	12.66%	(2.32%)	4.01%	(7.82%)	13.69	%(B)	(26.90%)	37.81%	(0.23%)	4.81%	(8.51%)

Net Assets, End of Period (thousands)	$247,219		$267,551	$379,837	$466,696	$640,068	$622,650	$222,271		$230,202	$381,490	$378,682	$340,649	$346,335
Ratio of Expenses to Average Net Assets (E)	0.40	%(C)	0.42%	0.47%	0.54%	0.55%	0.53%	0.41	%(C)	0.42%	0.48%	0.54%	0.57%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.50	%(C)	0.52%	0.57%	0.64%	0.65%	0.63%	0.51	%(C)	0.52%	0.58%	0.64%	0.67%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	2.24%	1.69%	1.74%	1.91%	1.49%	3.39	%(C)	3.95%	3.01%	3.92%	3.65%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.89		$31.72	$21.35	$27.85	$26.95	$32.67	$23.75		$35.27	$23.82	$24.84	$24.37	$28.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.94	0.58	0.43	0.76	0.85	0.33		0.76	0.57	0.40	0.55	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	4.69		(11.25)	10.31	(4.00)	1.68	(3.65)	5.75		(10.80)	11.45	(1.04)	1.23	(3.68)

Total from Investment Operations	5.01		(10.31)	10.89	(3.57)	2.44	(2.80)	6.08		(10.04)	12.02	(0.64)	1.78	(3.07)

Less Distributions:
Net Investment Income	(0.08)		(0.97)	(0.52)	(0.68)	(0.47)	(0.79)	(0.16)		(0.80)	(0.57)	(0.38)	(0.51)	(0.59)
Net Realized Gains	—		(0.55)	—	(2.25)	(1.07)	(2.13)	—		(0.68)	—	—	(0.80)	(0.21)

Total Distributions	(0.08)		(1.52)	(0.52)	(2.93)	(1.54)	(2.92)	(0.16)		(1.48)	(0.57)	(0.38)	(1.31)	(0.80)
Net Asset Value, End of Period	$24.82		$19.89	$31.72	$21.35	$27.85	$26.95	$29.67		$23.75	$35.27	$23.82	$24.84	$24.37

Total Return	25.22	%(B)	(33.62%)	51.31%	(15.27%)	10.14%	(9.34%)	25.65	%(B)	(29.26%)	50.70%	(2.63%)	7.94%	(11.14%)

Net Assets, End of Period (thousands)	$22,404		$18,398	$44,133	$16,867	$26,540	$36,351	$763,924		$616,323	$867,759	$537,744	$657,105	$645,651
Ratio of Expenses to Average Net Assets (E)	0.50	%(C)	0.56%	0.59%	0.59%	0.59%	0.58%	0.40	%(C)	0.42%	0.47%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.60	%(C)	0.66%	0.74%	0.86%	0.82%	0.68%	0.50	%(C)	0.52%	0.57%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.75	%(C)	3.62%	1.88%	1.89%	2.92%	2.75%	2.40	%(C)	2.61%	1.76%	1.68%	2.30%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022		2021		2020		2019		2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$3.38		$5.04	$3.77	$5.61	$4.85	$5.07	$9.86		$13.29		$9.57		$12.71		$10.71		$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.16	0.15	0.20	0.22	0.12		0.49		0.16		0.68		0.34	**	0.48
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.34		(1.44)	1.11	(1.35)	0.83	(0.22)	0.50		(3.32)		3.80		(3.00)		2.16	**	(0.26)

Total from Investment Operations	0.42		(1.29)	1.27	(1.20)	1.03	—	0.62		(2.83)		3.96		(2.32)		2.50		0.22

Less Distributions:
Net Investment Income	—		(0.37)	—	(0.64)	(0.27)	(0.22)	(0.14)		(0.48)		(0.20)		(0.70)		(0.50)		(0.34)
Net Realized Gains	—		—	—	—	—	—	(0.41)		(0.12)		(0.04)		(0.12)		(—)		(0.07)

Total Distributions	—		(0.37)	—	(0.64)	(0.27)	(0.22)	(0.55)		(0.60)		(0.24)		(0.82)		(0.50)		(0.41)

Net Asset Value, End of Period	$3.80		$3.38	$5.04	$3.77	$5.61	$4.85	$9.93		$9.86		$13.29		$9.57		$12.71		$10.71

Total Return	12.43	%(B)	(27.50%)	33.69%	(23.98%)	22.54%	(0.24%)	6.25	%(B)	(22.34%)		42.08%		(19.28%)		24.55%		1.91%

Net Assets, End of Period (thousands)	$4,701,075		$4,452,148	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$7,984,412		$7,871,073		$10,537,586		$7,225,825		$9,269,011		$7,475,924
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.27%	0.26%	0.27%	0.28%	0.23	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.27%	0.28%	0.28%	0.32	%(C)(D)	0.33	%(D)	0.34	%(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)
Ratio of Net Investment Income to Average Net Assets	4.13	%(C)	3.67%	3.29%	3.61%	4.01%	4.27%	2.45	%(C)	4.14%		1.33%		6.44%		2.95	%**	4.42%
Portfolio Turnover Rate	5	%(B)	6%	8%	12%	8%	5%	0	%(B)	1%		1%		0%		0%		3%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.10	%(C)	0.10%		0.11%		0.12%		0.13%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.81		$22.14	$15.65	$18.58	$19.24	$23.51	$10.67		$14.51	$10.42	$11.62	$11.74	$13.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.61	0.44	0.33	0.45	0.47	0.19		0.40	0.32	0.23	0.33	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	3.56		(5.05)	6.48	(2.65)	(0.01)	(3.44)	2.18		(3.52)	4.06	(1.20)	0.24	(1.56)

Total from Investment Operations	3.87		(4.44)	6.92	(2.32)	0.44	(2.97)	2.37		(3.12)	4.38	(0.97)	0.57	(1.24)

Less Distributions:
Net Investment Income	(0.19)		(0.73)	(0.43)	(0.32)	(0.48)	(0.56)	(0.09)		(0.45)	(0.29)	(0.23)	(0.34)	(0.30)
Net Realized Gains	—		(0.16)	—	(0.29)	(0.62)	(0.74)	—		(0.27)	—	—	(0.35)	(0.05)

Total Distributions	(0.19)		(0.89)	(0.43)	(0.61)	(1.10)	(1.30)	(0.09)		(0.72)	(0.29)	(0.23)	(0.69)	(0.35)

Net Asset Value, End of Period	$20.49		$16.81	$22.14	$15.65	$18.58	$19.24	$12.95		$10.67	$14.51	$10.42	$11.62	$11.74

Total Return	23.17	%(B)	(20.53%)	44.61%	(13.03%)	2.94%	(13.37%)	22.29	%(B)	(22.16%)	42.24%	(8.41%)	5.49%	(9.52%)

Net Assets, End of Period (thousands)	$11,162,946		$9,664,700	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$3,314,725		$2,882,931	$3,716,790	$2,722,859	$2,578,134	$2,441,217
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.46%	0.53%	0.65%	0.68%	0.68%	0.35	%(C)	0.36%	0.42%	0.47%	0.50%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43	%(C)	0.46%	0.53%	0.66%	0.69%	0.68%	0.35	%(C)	0.36%	0.42%	0.48%	0.50%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.26	%(C)	3.13%	2.13%	2.02%	2.48%	2.10%	3.06	%(C)	3.16%	2.35%	2.20%	2.94%	2.40%
Portfolio Turnover Rate	8	%(B)	24%	15%	14%	18%	23%	5	%(B)	17%	15%	18%	17%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022		2021		2020		2019		2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.12		$13.73	$10.64	$10.74	$9.71	$10.68	$10.14		$12.67		$8.99		$10.97		$11.16		$12.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.38	0.30	0.21	0.27	0.26	0.21		0.47		0.38		0.25		0.35		0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	2.06		(3.51)	3.08	(0.13)	1.00	(1.01)	1.85		(2.49)		3.66		(1.96)		0.04		(1.48)

Total from Investment Operations	2.22		(3.13)	3.38	0.08	1.27	(0.75)	2.06		(2.02)		4.04		(1.71)		0.39		(1.14)

Less Distributions:
Net Investment Income	(0.10)		(0.37)	(0.29)	(0.18)	(0.24)	(0.22)	(0.14)		(0.51)		(0.36)		(0.27)		(0.35)		(0.41)
Net Realized Gains	—		(0.11)	—	—	—	—	—		—		—		—		(0.23)		—

Total Distributions	(0.10)		(0.48)	(0.29)	(0.18)	(0.24)	(0.22)	(0.14)		(0.51)		(0.36)		(0.27)		(0.58)		(0.41)

Net Asset Value, End of Period	$12.24		$10.12	$13.73	$10.64	$10.74	$9.71	$12.06		$10.14		$12.67		$8.99		$10.97		$11.16

Total Return	21.97	%(B)	(23.22%)	31.85%	0.80%	13.19%	(7.20%)	20.45	%(B)	(16.23%)		45.23%		(15.76%)		3.75%		(9.22%)

Net Assets, End of Period (thousands)	$1,727,385		$1,606,634	$2,183,724	$1,475,345	$658,448	$266,868	$253,676		$194,259		$308,666		$206,915		$302,369		$240,668
Ratio of Expenses to Average Net Assets *	0.30	%(C)	0.30%	0.30%	0.30%	0.33%	0.35%	0.37	%(C)(D)	0.40	%(D)	0.44	%(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30	%(C)	0.30%	0.30%	0.31%	0.34%	0.35%	0.55	%(C)(D)	0.59	%(D)	0.64	%(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)
Ratio of Net Investment Income to Average Net Assets	2.78	%(C)	3.15%	2.30%	1.97%	2.69%	2.41%	3.68	%(C)	4.02%		3.14%		2.56%		3.25%		2.72%
Portfolio Turnover Rate	4	%(B)	22%	15%	15%	9%	9%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.19	%(C)	0.19%		0.20%		0.23%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.35		$13.84	$10.44	$11.17	$10.65	$12.15	$11.02		$15.29	$10.91	$12.45	$12.52	$15.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.40	0.33	0.24	0.33	0.31	0.16		0.39	0.32	0.23	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	1.96		(3.48)	3.40	(0.74)	0.56	(1.52)	2.16		(3.55)	4.34	(1.45)	0.26	(2.29)

Total from Investment Operations	2.13		(3.08)	3.73	(0.50)	0.89	(1.21)	2.32		(3.16)	4.66	(1.22)	0.58	(1.98)

Less Distributions:
Net Investment Income	(0.10)		(0.41)	(0.33)	(0.23)	(0.32)	(0.29)	(0.09)		(0.39)	(0.28)	(0.21)	(0.29)	(0.30)
Net Realized Gains	—		—	—	—	(0.05)	—	—		(0.72)	—	(0.11)	(0.36)	(0.26)

Total Distributions	(0.10)		(0.41)	(0.33)	(0.23)	(0.37)	(0.29)	(0.09)		(1.11)	(0.28)	(0.32)	(0.65)	(0.56)

Net Asset Value, End of Period	$12.38		$10.35	$13.84	$10.44	$11.17	$10.65	$13.25		$11.02	$15.29	$10.91	$12.45	$12.52

Total Return	20.63	%(B)	(22.55%)	35.87%	(4.42%)	8.64%	(10.22%)	21.11	%(B)	(21.77%)	42.81%	(9.96%)	4.99%	(13.56%)

Net Assets, End of Period (thousands)	$3,685,705		$3,122,060	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$688,414		$567,557	$774,324	$508,058	$533,046	$460,155
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30%	0.32%	0.35%	0.37%	0.39%	0.50	%(C)	0.52%	0.55%	0.64%	0.68%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.32%	0.36%	0.38%	0.37%	0.50	%(C)	0.52%	0.55%	0.64%	0.69%	0.66%
Ratio of Net Investment Income to Average Net Assets	2.85	%(C)	3.25%	2.49%	2.26%	3.02%	2.56%	2.51	%(C)	2.98%	2.20%	2.02%	2.58%	2.08%
Portfolio Turnover Rate	4	%(B)	12%	6%	13%	8%	4%	10	%(B)	35%	28%	22%	27%	24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.24		$22.56	$16.29	$16.42	$15.40	$16.06	$18.09		$22.35	$16.21	$16.54	$15.71	$16.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.45	0.34	0.29	0.35	0.31	0.13		0.44	0.33	0.28	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	2.03		(4.15)	6.27	(0.10)	1.13	(0.64)	1.69		(3.29)	6.21	(0.18)	1.12	(0.66)

Total from Investment Operations	2.16		(3.70)	6.61	0.19	1.48	(0.33)	1.82		(2.85)	6.54	0.10	1.47	(0.35)

Less Distributions:
Net Investment Income	(0.13)		(0.45)	(0.34)	(0.29)	(0.35)	(0.30)	(1.03)		(0.44)	(0.20)	(0.43)	(0.44)	(0.27)
Net Realized Gains	(0.27)		(0.17)	—	(0.03)	(0.11)	(0.03)	(0.61)		(0.97)	(0.20)	—	(0.20)	(0.19)

Total Distributions	(0.40)		(0.62)	(0.34)	(0.32)	(0.46)	(0.33)	(1.64)		(1.41)	(0.40)	(0.43)	(0.64)	(0.46)

Net Asset Value, End of Period	$20.00		$18.24	$22.56	$16.29	$16.42	$15.40	$18.27		$18.09	$22.35	$16.21	$16.54	$15.71

Total Return	11.90	%(B)	(16.62%)	40.75%	1.25%	9.94%	(2.16%)	10.46	%(B)	(13.65%)	40.81%	0.47%	10.10%	(2.28%)

Net Assets, End of Period (thousands)	$1,043,899		$949,017	$1,088,714	$769,602	$879,553	$741,512	$280,932		$270,708	$348,707	$288,509	$375,832	$403,195
Ratio of Expenses to Average Net Assets *(D)	0.27	%(C)	0.27%	0.28%	0.32%	0.33%	0.35%	0.31	%(C)	0.31%	0.32%	0.36%	0.37%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.44	%(C)	0.45%	0.46%	0.56%	0.60%	0.59%	0.51	%(C)	0.51%	0.53%	0.61%	0.63%	0.60%
Ratio of Net Investment Income to Average Net Assets	1.32	%(C)	2.22%	1.64%	1.81%	2.23%	1.89%	1.39	%(C)	2.25%	1.60%	1.78%	2.25%	1.87%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.22%	0.25%	0.27%	0.27%	0.24	%(C)	0.24%	0.25%	0.28%	0.30%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.78		$33.05	$27.64	$27.56	$25.46	$29.55	$18.76		$26.03	$19.67	$20.07	$18.72	$23.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.88	0.74	0.55	0.73	0.61	0.17		0.59	0.52	0.41	0.48	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	3.60		(9.07)	5.32	0.07	2.05	(4.14)	2.87		(6.16)	6.41	(0.24)	1.87	(4.22)

Total from Investment Operations	3.92		(8.19)	6.06	0.62	2.78	(3.53)	3.04		(5.57)	6.93	0.17	2.35	(3.69)

Less Distributions:
Net Investment Income	(0.24)		(0.91)	(0.65)	(0.54)	(0.68)	(0.56)	(0.14)		(1.00)	(0.57)	(0.44)	(0.46)	(0.53)
Net Realized Gains	(0.06)		(1.17)	—	—	—	—	(0.41)		(0.70)	—	(0.13)	(0.54)	(0.55)

Total Distributions	(0.30)		(2.08)	(0.65)	(0.54)	(0.68)	(0.56)	(0.55)		(1.70)	(0.57)	(0.57)	(1.00)	(1.08)

Net Asset Value, End of Period	$26.40		$22.78	$33.05	$27.64	$27.56	$25.46	$21.25		$18.76	$26.03	$19.67	$20.07	$18.72

Total Return	17.27	%(B)	(25.94%)	21.91%	2.36%	11.06%	(12.14%)	16.30	%(B)	(22.57%)	35.51%	0.81%	12.96%	(16.45%)

Net Assets, End of Period (thousands)	$4,491,866		$3,938,781	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$3,980,654		$3,511,909	$5,115,924	$4,879,733	$6,423,859	$6,304,406
Ratio of Expenses to Average Net Assets (E)	0.36	%(C)	0.36%	0.39%	0.44%	0.48%	0.47%	0.59	%(C)	0.59%	0.63%	0.69%	0.72%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.46	%(C)	0.46%	0.49%	0.54%	0.58%	0.57%	0.79	%(C)	0.79%	0.83%	0.89%	0.92%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.52	%(C)	3.05%	2.19%	2.07%	2.70%	2.08%	1.62	%(C)	2.57%	2.10%	2.20%	2.44%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$23.91		$31.28	$23.78	$27.16	$26.64	$30.13

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34		1.26	0.82	0.59	0.63	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	3.81		(7.31)	7.45	(3.27)	0.56	(3.48)

Total from Investment Operations	4.15		(6.05)	8.27	(2.68)	1.19	(2.85)

Less Distributions:
Net Investment Income	(0.39)		(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Total Distributions	(0.39)		(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Net Asset Value, End of Period	$27.67		$23.91	$31.28	$23.78	$27.16	$26.64

Total Return	17.41	%(B)	(19.74%)	34.91%	(9.98%)	4.57%	(9.66%)

Net Assets, End of Period (thousands)	$17,850		$12,956	$13,709	$12,587	$29,146	$25,150
Ratio of Expenses to Average Net Assets (E)	0.69	%(C)	0.69%	0.74%	0.77%	0.81%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.79	%(C)	0.79%	0.84%	0.87%	0.91%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.56	%(C)	4.34%	2.68%	2.41%	2.29%	2.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$24.08		$31.48	$23.93	$27.34	$26.81	$30.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		1.32	0.90	0.71	0.70	0.73
Net Gains (Losses) on Securities (Realized and Unrealized)	3.83		(7.34)	7.50	(3.35)	0.57	(3.53)

Total from Investment Operations	4.20		(6.02)	8.40	(2.64)	1.27	(2.80)

Less Distributions:
Net Investment Income	(0.42)		(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Total Distributions	(0.42)		(1.39)	(0.85)	(0.77)	(0.74)	(0.71)
Net Asset Value, End of Period	$27.86		$24.08	$31.48	$23.93	$27.34	$26.81

Total Return	17.50	%(B)	(19.51%)	35.24%	(9.75%)	4.83%	(9.45%)

Net Assets, End of Period (thousands)	$10,421,937		$9,600,125	$13,258,001	$12,596,902	$17,161,936	$16,431,410
Ratio of Expenses to Average Net Assets (E)	0.44	%(C)	0.45%	0.49%	0.52%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.54	%(C)	0.55%	0.59%	0.62%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.76	%(C)	4.49%	2.92%	2.87%	2.54%	2.37%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
													Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Nov 14,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	2018 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.13		$25.16	$20.34	$20.59	$18.95	$22.38	$9.29		$13.13	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.75	0.57	0.43	0.53	0.50	0.08		0.30	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.05		(6.97)	4.76	(0.22)	1.64	(3.47)	1.42		(2.85)	3.39	(0.59)	0.20

Total from Investment Operations	3.30		(6.22)	5.33	0.21	2.17	(2.97)	1.50		(2.55)	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.19)		(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.24)		(0.42)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.18)		(0.87)	(0.02)	(0.11)	—

Total Distributions	(0.19)		(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.42)		(1.29)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$21.24		$18.13$	25.16	$20.34	$20.59	$18.95	$10.37		$9.29	$13.13	$9.71	$10.43

Total Return	18.25	%(B)	(25.06%)	26.19%	1.13%	11.61%	(13.48%)	16.33	%(B)	(21.40%)	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$24,298,841		$20,968,575	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$221,570		$189,926	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.40	%(C)	0.40%	0.42%	0.49%	0.52%	0.52%	0.67	%(C)	0.66%	0.72%	0.84%	0.85	%(C)(F)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.40%	0.42%	0.50%	0.53%	0.52%	0.67	%(C)	0.66%	0.72%	0.87%	0.95	%(C)(F)
Ratio of Net Investment Income to Average Net Assets	2.44	%(C)	3.33%	2.26%	2.19%	2.62%	2.25%	1.57	%(C)	2.72%	2.19%	2.26%	2.30	%(C)(F)
Portfolio Turnover Rate	3	%(B)	14%	10%	15%	4%	4%	12	%(B)	28%	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging
	Markets Ex China Core
	Equity Portfolio
			Period
	Six Months		Nov 15,
	Ended		2021 Ʊ to
	Apr 30,		Oct 31,
	2023		2022
	(Unaudited)
Net Asset Value, Beginning of Period	$7.76		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.81		(2.28)

Total from Investment Operations	0.93		(2.00)

Less Distributions:
Net Investment Income	(0.06)		(0.24)

Total Distributions	(0.06)		(0.24)

Net Asset Value, End of Period	$8.63		$7.76

Total Return	12.07	%(B)	(20.16	%)(B)

Net Assets, End of Period (thousands)	$517,313		$424,447
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.43	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.50	%(C)	0.54	%(C)
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	3.20	%(C)
Portfolio Turnover Rate	10	%(B)	41	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2023, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/23
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	17%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	41%
Continental Small Company Portfolio	The Continental Small Company Series	14%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	99%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
International Small Company Portfolio	The Continental Small Company Series	85%
	The Japanese Small Company Series	91%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	83%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 04/30/23
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	1%
	DFA International Real Estate Securities Portfolio	60%
World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	1%
World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	1%
Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%

DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%*
DFA International Small Cap Value Portfolio	0.39%
International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2023, the management fee payable by the DFA Global Real Estate Securities Portfolio was reduced from 0.20% to 0.19%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$6	$98	$607
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	129	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	115	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	11	23
Continental Small Company Portfolio (4)	0.42%	0.35%	1	359	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	—	3,434	24,739
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	221	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	9	870	445
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	275	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	2,195	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	3,871	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	5,147	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	37	163	510
Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.38%	—	$8	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$197
International Core Equity Portfolio	394
DFA International Real Estate Securities Portfolio	245
DFA Global Real Estate Securities Portfolio	18
DFA International Small Cap Value Portfolio	191
International Vector Equity Portfolio	144
International High Relative Profitability Portfolio	19
World ex U.S. Core Equity Portfolio	35
World ex U.S. Targeted Value Portfolio	14
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Core Equity Portfolio	824
Emerging Markets Targeted Value Portfolio	19
Emerging Markets ex China Core Equity Portfolio	22

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$31
International Core Equity Portfolio	36
Global Small Company Portfolio	—
International Small Company Portfolio	107
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	16
DFA Global Real Estate Securities Portfolio	9
DFA International Small Cap Value Portfolio	177
International Vector Equity Portfolio	5
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	4
World ex U.S. Targeted Value Portfolio	1
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	56
Emerging Markets Small Cap Portfolio	51
Emerging Markets Value Portfolio	268
Emerging Markets Core Equity Portfolio	96
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$196,375	$288,378
International Core Equity Portfolio	$889,908	$1,706,117
DFA International Real Estate Securities Portfolio	$209,300	$378,286
DFA Global Real Estate Securities Portfolio	$333,020	$46
DFA International Small Cap Value Portfolio	$839,856	$1,292,403
International Vector Equity Portfolio	$169,896	$322,713
International High Relative Profitability Portfolio	$68,110	$258,486
World ex U.S. Core Equity Portfolio	$125,592	$154,848
World ex U.S. Targeted Value Portfolio	$72,886	$62,382
Emerging Markets Core Equity Portfolio	$775,413	$1,044,137
Emerging Markets Targeted Value Portfolio	$25,073	$25,416
Emerging Markets ex China Core Equity Portfolio	$94,817	$49,554

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$246,081	$701,443	$638,491	$14	$106	$309,153	26,727	$5,183	—

Total	$246,081	$701,443	$638,491	$14	$106	$309,153	26,727	$5,183	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,476,616	$3,203,442	$3,032,823	$71	$689	$1,647,995	142,474	$30,321	—

Total	$1,476,616	$3,203,442	$3,032,823	$71	$689	$1,647,995	142,474	$30,321	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$51,475	$4,346	$2,746	$(335)	$(2,257)	$50,483	1,295	$321	$1,919

Total	$51,475	$4,346	$2,746	$(335)	$(2,257)	$50,483	1,295	$321	$1,919

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$259,980	$1,163,187	$1,230,047	$11	$103	$193,234	16,706	$3,525	—

Total	$259,980	$1,163,187	$1,230,047	$11	$103	$193,234	16,706	$3,525	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,755,650	$105,181	$394,284	$(149,320)	$484,334	$2,801,561	737,253	—	—
The DFA Short Term Investment Fund	194,324	765,865	794,517	8	97	165,777	14,332	$3,325	—
DFA Real Estate Securities Portfolio	281,217	—	233,367	158,064	(158,004)	47,910	1,283	4,940	$8,561

Total	$3,231,191	$871,046	$1,422,168	$8,752	$326,427	$3,015,248	752,868	$8,265	$8,561

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$279,235	$890,263	$826,558	$(20)	$164	$343,084	29,661	$6,601	—

Total	$279,235	$890,263	$826,558	$(20)	$164	$343,084	29,661	$6,601	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$159,430	$349,969	$315,587	$1	$69	$193,882	16,762	$3,203	—

Total	$159,430	$349,969	$315,587	$1	$69	$193,882	16,762	$3,203	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$113,814	$491,404	$428,568	$(11)	$66	$176,705	15,277	—	—

Total	$113,814	$491,404	$428,568	$(11)	$66	$176,705	15,277	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$16,152	$2,507	$1,199	$8	$3,749	$21,218	1,036	$188	—

Total	$16,152	$2,507	$1,199	$8	$3,749	$21,218	1,036	$188	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$167,297	$266,470	$259,869	$(3)	$71	$173,966	15,040	$2,864	—

Total	$167,297	$266,470	$259,869	$(3)	$71	$173,966	15,040	$2,864	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,599	$11,130	$11,624	—	$1	$1,106	96	$50	—

Total	$1,599	$11,130	$11,624	—	$1	$1,106	96	$50	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$585,918	$33,913	$26,449	$(1,959)	$19,359	$610,782	19,322	$4,187	$13,934
International Core Equity Portfolio	260,575	5,849	10,594	(915)	56,533	311,448	20,987	1,641	—
Emerging Markets Core Equity Portfolio	103,159	6,041	5,107	(434)	18,234	121,893	5,739	1,094	—

Total	$949,652	$45,803	$42,150	$(3,308)	$94,126	$1,044,123	46,048	$6,922	$13,934

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$153,472	$12,331	$19,608	$2,508	$884	$149,587	5,225	$1,056	$4,198
International Core Equity Portfolio	69,823	3,951	10,064	1,021	13,660	78,391	5,282	429	—
Emerging Markets Core Equity Portfolio	44,197	4,495	7,061	263	7,337	49,231	2,318	462	—

Total	$267,492	$20,777	$36,733	$3,792	$21,881	$277,209	12,825	$1,947	$4,198

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$424,406	$670,944	$885,891	$6	$189	$209,654	18,125	$8,161	—

Total	$424,406	$670,944	$885,891	$6	$189	$209,654	18,125	$8,161	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,666	$7,367	$8,146	—	$2	$889	77	—	—

Total	$1,666	$7,367	$8,146	—	$2	$889	77	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$6,638	$25,221	$27,682	—	$4	$4,181	361	$84	—

Total	$6,638	$25,221	$27,682	—	$4	$4,181	361	$84	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2021	$144,492	—	—	$144,492
2022	180,306	—	—	180,306
International Core Equity Portfolio
2021	761,635	—	—	761,635
2022	1,137,901	—	—	1,137,901
Global Small Company Portfolio
2021	727	—	—	727
2022	1,603	$1,952	—	3,555
International Small Company Portfolio
2021	220,133	—	—	220,133
2022	483,283	367,884	—	851,167
Japanese Small Company Portfolio
2021	10,581	—	—	10,581
2022	9,064	9,423	—	18,487
Asia Pacific Small Company Portfolio
2021	12,808	—	—	12,808
2022	15,273	26,996	—	42,269
United Kingdom Small Company Portfolio
2021	588	—	—	588
2022	1,165	742	—	1,907
Continental Small Company Portfolio
2021	13,462	—	—	13,462
2022	24,283	13,197	—	37,480
DFA International Real Estate Securities Portfolio
2021	—	—	—	—
2022	447,007	—	—	447,007
DFA Global Real Estate Securities Portfolio
2021	153,865	33,088	—	186,953
2022	384,272	96,161	—	480,433

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Small Cap Value Portfolio
2021	$258,254	$—	—	$258,254
2022	477,746	38,826	—	516,572
International Vector Equity Portfolio
2021	74,200	—	—	74,200
2022	118,326	68,984	—	187,310
International High Relative Profitability Portfolio
2021	43,180	—	—	43,180
2022	68,053	10,953	—	79,006
World ex U.S. Value Portfolio
2021	8,755	—	—	8,755
2022	10,666	—	—	10,666
World ex U.S. Core Equity Portfolio
2021	98,429	—	—	98,429
2022	119,143	—	—	119,143
World ex U.S. Targeted Value Portfolio
2021	13,860	—	—	13,860
2022	20,430	36,246	—	56,676
World Core Equity Portfolio
2021	16,210	—	—	16,210
2022	22,839	8,329	—	31,168
Selectively Hedged Global Equity Portfolio
2021	3,648	3,286	—	6,934
2022	7,741	13,787	—	21,528
Emerging Markets Portfolio
2021	122,695	—	—	122,695
2022	157,133	215,646	—	372,779
Emerging Markets Small Cap Portfolio
2021	128,503	—	—	128,503
2022	235,523	93,647	—	329,170
Emerging Markets Value Portfolio
2021	382,292	—	—	382,292
2022	558,916	—	—	558,916
Emerging Markets Core Equity Portfolio
2021	590,306	—	—	590,306
2022	942,726	—	—	942,726
Emerging Markets Targeted Value Portfolio
2021	4,500	—	—	4,500
2022	11,192	10,941	—	22,133
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the year ended October 31, 2021.

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(5,894)	—	$(5,894)
International Core Equity Portfolio	(36,300)	—	(36,300)
Global Small Company Portfolio	(91)	—	(91)
International Small Company Portfolio	(27,229)	$(4,799)	(32,028)
Japanese Small Company Portfolio	(403)	(338)	(741)
Asia Pacific Small Company Portfolio	(625)	—	(625)
United Kingdom Small Company Portfolio	—	—	—
Continental Small Company Portfolio	(133)	—	(133)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(29,561)	—	(29,561)
DFA International Small Cap Value Portfolio	(15,129)	—	(15,129)
International Vector Equity Portfolio	(5,066)	—	(5,066)
International High Relative Profitability Portfolio	(3,243)	—	(3,243)
World ex U.S. Value Portfolio	(395)	—	(395)
World ex U.S. Core Equity Portfolio	(4,426)	—	(4,426)
World ex U.S. Targeted Value Portfolio	(1,545)	—	(1,545)
World Core Equity Portfolio	(111)	(1,455)	(1,566)
Selectively Hedged Global Equity Portfolio	(1,825)	(576)	(2,401)
Emerging Markets Portfolio	(17,451)	(4,966)	(22,417)
Emerging Markets Small Cap Portfolio	(9,776)	(4,687)	(14,463)
Emerging Markets Value Portfolio	(29,129)	—	(29,129)
Emerging Markets Core Equity Portfolio	(72,610)	—	(72,610)
Emerging Markets Targeted Value Portfolio	(491)	(863)	(1,354)
Emerging Markets ex China Core Equity Portfolio	(1,148)	—	(1,148)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$11,634	—	$(472,554)	$643,490	$182,570
International Core Equity Portfolio	17,601	—	(913,989)	74,387	(822,001)
Global Small Company Portfolio	753	$38	—	2,050	2,841
International Small Company Portfolio	68,133	121,673	—	(928,518)	(738,712)
Japanese Small Company Portfolio	3,187	11,988	—	(32,606)	(17,431)
Asia Pacific Small Company Portfolio	6,344	15,727	—	(75,313)	(53,242)
United Kingdom Small Company Portfolio	—	—	(2,765)	(4,185)	(6,950)
Continental Small Company Portfolio	2,643	—	(25,916)	(27,990)	(51,263)
DFA International Real Estate Securities Portfolio	—	—	(657,909)	(1,342,213)	(2,000,122)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Global Real Estate Securities Portfolio	$41,604	$312,816	—	$(606,343)	$(251,923)
DFA International Small Cap Value Portfolio	68,218	—	$(57,347)	(677,076)	(666,205)
International Vector Equity Portfolio	8,361	—	(12,557)	34,959	30,763
International High Relative Profitability Portfolio	457	—	(55,801)	(45,485)	(100,829)
World ex U.S. Value Portfolio	1,370	—	(9,831)	(1,980)	(10,441)
World ex U.S. Core Equity Portfolio	10,324	—	(29,962)	(108,673)	(128,311)
World ex U.S. Targeted Value Portfolio	1,200	—	(12,457)	(87,169)	(98,426)
World Core Equity Portfolio	—	13,462	—	164,859	178,321
Selectively Hedged Global Equity Portfolio	14,094	8,996	—	77,009	100,099
Emerging Markets Portfolio	21,663	10,992	—	807,386	840,041
Emerging Markets Small Cap Portfolio	6,751	76,813	—	(252,803)	(169,239)
Emerging Markets Value Portfolio	79,331	—	(1,360,368)	(570,999)	(1,852,036)
Emerging Markets Core Equity Portfolio	96,334	—	(2,133,382)	678,979	(1,358,069)
Emerging Markets Targeted Value Portfolio	4,020	3,675	—	(16,252)	(8,557)
Emerging Markets ex China Core Equity Portfolio	105	—	(9,242)	(87,455)	(96,592)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$472,554	$472,554
International Core Equity Portfolio	913,989	913,989
United Kingdom Small Company Portfolio	2,765	2,765
Continental Small Company Portfolio	25,916	25,916
DFA International Real Estate Securities Portfolio	657,909	657,909
DFA International Small Cap Value Portfolio	57,347	57,347
International Vector Equity Portfolio	12,557	12,557
International High Relative Profitability Portfolio	55,801	55,801
World ex U.S. Value Portfolio	9,831	9,831
World ex U.S. Core Equity Portfolio	29,962	29,962
World ex U.S. Targeted Value Portfolio	12,457	12,457
Emerging Markets Value Portfolio	1,360,368	1,360,368
Emerging Markets Core Equity Portfolio	2,133,382	2,133,382
Emerging Markets ex China Core Equity Portfolio	9,242	9,242

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Core Equity Portfolio	$351,020
World ex U.S. Value Portfolio	49
World ex U.S. Core Equity Portfolio	70,379
Emerging Markets Value Portfolio	349,233
Emerging Markets Core Equity Portfolio	14,600

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,283,233	$1,864,455	$(216,498)	$1,647,957
International Core Equity Portfolio	26,435,357	8,155,002	(2,687,110)	5,467,892
Global Small Company Portfolio	82,907	6,969	(300)	6,669
International Small Company Portfolio	10,087,613	1,110,942	(154,178)	956,764
Japanese Small Company Portfolio	235,353	24,635	—	24,635
Asia Pacific Small Company Portfolio	270,374	—	(39,995)	(39,995)
United Kingdom Small Company Portfolio	22,182	1,479	—	1,479
Continental Small Company Portfolio	646,675	120,149	—	120,149
DFA International Real Estate Securities Portfolio	5,563,735	601,078	(935,214)	(334,136)
DFA Global Real Estate Securities Portfolio	8,405,411	1,080,915	(1,171,987)	(91,072)
DFA International Small Cap Value Portfolio	10,265,199	2,239,073	(1,090,554)	1,148,519
International Vector Equity Portfolio	2,892,523	825,185	(247,771)	577,414
International High Relative Profitability Portfolio	1,625,803	341,014	(73,257)	267,757
World ex U.S. Value Portfolio	218,510	36,556	—	36,556
World ex U.S. Core Equity Portfolio	3,315,681	919,702	(410,569)	509,133
World ex U.S. Targeted Value Portfolio	655,998	96,044	(68,692)	27,352
World Core Equity Portfolio	785,411	288,098	—	288,098
Selectively Hedged Global Equity Portfolio	178,328	104,209	(1,013)	103,196
Emerging Markets Portfolio	3,014,058	1,523,430	—	1,523,430
Emerging Markets Small Cap Portfolio	3,737,887	339,502	—	339,502
Emerging Markets Value Portfolio	9,448,866	1,124,072	—	1,124,072
Emerging Markets Core Equity Portfolio	19,766,163	8,087,312	(3,274,865)	4,812,447
Emerging Markets Targeted Value Portfolio	214,277	37,787	(28,942)	8,845
Emerging Markets ex China Core Equity Portfolio	554,066	38,166	(62,398)	(24,232)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2023		October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$2,939	110	$3,651	126
Shares Issued in Lieu of Cash Distributions	222	8	643	24
Shares Redeemed	(403)	(15)	(1,372)	(47)

Net Increase (Decrease) — Class R2 Shares	$2,758	103	$2,922	103

Institutional Class Shares
Shares Issued	$539,653	19,976	$1,869,015	64,765
Shares Issued in Lieu of Cash Distributions	154,432	5,754	535,904	19,754
Shares Redeemed	(1,353,805)	(50,381)	(3,126,872)	(106,882)

Net Increase (Decrease) — Institutional Class Shares	$(659,720)	(24,651)	$(721,953)	(22,363)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
Large Cap International Portfolio	$—	$39,801
International Core Equity Portfolio	—	240,493
International Small Company Portfolio	—	78,782
DFA International Real Estate Securities Portfolio	—	33,972
DFA Global Real Estate Securities Portfolio	—	4,607
DFA International Small Cap Value Portfolio	—	107,527
International Vector Equity Portfolio	—	22,434
International High Relative Profitability Portfolio	—	88
World ex U.S. Core Equity Portfolio	—	29,065
World ex U.S. Targeted Value Portfolio	—	1,161
Selectively Hedged Global Equity Portfolio	79,444	3,500
Emerging Markets Core Equity Portfolio	—	193,407
Emerging Markets Targeted Value Portfolio	—	1,148
Emerging Markets ex China Core Equity Portfolio	—	1,568

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2023	Contracts (1)	Contracts *,(2)
Large Cap International Portfolio	$1,461	—	$1,461
International Core Equity Portfolio	12,598	—	12,598
International Small Company Portfolio	4,276	—	4,276
DFA International Real Estate Securities Portfolio	426	—	426
DFA International Small Cap Value Portfolio	4,476	—	4,476
International Vector Equity Portfolio	1,158	—	1,158
International High Relative Profitability Portfolio	13	—	13
World ex U.S. Core Equity Portfolio	1,504	—	1,504
World ex U.S. Targeted Value Portfolio	3	—	3
Selectively Hedged Global Equity Portfolio	745	$566	179
Emerging Markets Core Equity Portfolio	9,064	—	9,064
Emerging Markets Targeted Value Portfolio	66	—	66

Liability Derivatives Value
	Total Value	Forward
	at	Currency
	April 30, 2023	Contracts (3)
Selectively Hedged Global Equity Portfolio	$(1,013)	$(1,013)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$4,681	—	$4,681
International Core Equity Portfolio	6,001	—	6,001
International Small Company Portfolio	6,269	—	6,269
DFA International Real Estate Securities Portfolio	1,433	—	1,433
DFA Global Real Estate Securities Portfolio	957	—	957
DFA International Small Cap Value Portfolio	4,667	—	4,667
International Vector Equity Portfolio	502	—	502
International High Relative Profitability Portfolio	134	—	134
World ex U.S. Core Equity Portfolio	1,181	—	1,181
World ex U.S. Targeted Value Portfolio	128	—	128
Selectively Hedged Global Equity Portfolio	(3,708)	$(3,602)	(106)
Emerging Markets Core Equity Portfolio	8,352	—	8,352
Emerging Markets Targeted Value Portfolio	100	—	100
Emerging Markets ex China Core Equity Portfolio	356	—	356

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Large Cap International Portfolio	$29	—	$29
International Core Equity Portfolio	6,702	—	6,702
International Small Company Portfolio	1,864	—	1,864
DFA International Real Estate Securities Portfolio	(1,155)	—	(1,155)
DFA Global Real Estate Securities Portfolio	(1,144)	—	(1,144)
DFA International Small Cap Value Portfolio	1,053	—	1,053
International Vector Equity Portfolio	719	—	719
International High Relative Profitability Portfolio	13	—	13
World ex U.S. Core Equity Portfolio	637	—	637
World ex U.S. Targeted Value Portfolio	3	—	3
Selectively Hedged Global Equity Portfolio	(240)	$(551)	311
Emerging Markets Core Equity Portfolio	3,333	—	3,333
Emerging Markets Targeted Value Portfolio	66	—	66

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)

	Assets						Liabilities
Selectively Hedged Global Equity Portfolio Citibank, N.A.	$100	$100	$(18)	—	—	$82	$18	$18	$(18)	—	—	—
State Street Bank and Trust	39	39	(39)	—	—	—	883	883	(39)	—	—	$844
HSBC Bank	31	31	(31)	—	—	—	31	31	(31)	—	—	—
Bank of America Corp.	4	4	(4)	—	—	—	81	81	(4)	—	—	77
Australia & New Zealand Banking Group Ltd.	392	392	—	—	—	392	—	—	—	—	—	—

Total	$566	$566	$(92)	—	—	$474	$1,013	$1,013	$(92)	—	—	$921

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2023
Large Cap International Portfolio	5.19%	$2,460	7	$2	$9,549	—
International Core Equity Portfolio	5.01%	1,744	17	4	15,684	—
Global Small Company Portfolio	4.97%	70	19	—	172	—
DFA International Real Estate Securities Portfolio	4.84%	15,177	9	17	73,588	—
DFA Global Real Estate Securities Portfolio	4.91%	7,208	15	14	17,333	$2,755
DFA International Small Cap Value Portfolio	5.10%	1,632	24	6	11,643	—
International Vector Equity Portfolio	4.83%	1,977	4	1	3,907	—
International High Relative Profitability Portfolio	5.13%	2,043	124	35	15,148	—
World ex U.S. Value Portfolio	5.27%	132	23	—	518	25
World ex U.S. Core Equity Portfolio	5.26%	1,205	14	2	3,683	—
World ex U.S. Targeted Value Portfolio	5.06%	374	35	2	1,175	382
World Core Equity Portfolio	4.87%	2,263	18	6	8,963	—
Emerging Markets Core Equity Portfolio	5.16%	1,435	3	1	3,725	—
Emerging Markets Targeted Value Portfolio	3.83%	1,586	3	1	2,297	—
Emerging Markets ex China Core Equity Portfolio	4.63%	10,471	12	16	39,932	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2023
DFA International Real Estate Securities Portfolio	Borrower	4.19%	$37,900	4	$18	$40,150	—
DFA Global Real Estate Securities Portfolio	Borrower	4.19%	42,824	3	15	42,824	$2,755

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$21,702	$16,791	$(2,487)
International Core Equity Portfolio	30,540	123,798	(37,326)
DFA Global Real Estate Securities Portfolio	13,779	—	—
DFA International Small Cap Value Portfolio	141,878	95,513	24,691
International Vector Equity Portfolio	13,879	28,484	3,711
International High Relative Profitability Portfolio	2,848	29,055	(679)
World ex U.S. Core Equity Portfolio	8,665	10,884	(1,445)
World ex U.S. Targeted Value Portfolio	3,873	2,627	(493)
Emerging Markets Core Equity Portfolio	1,723	8,976	(1,681)
Emerging Markets Targeted Value Portfolio	260	281	56
Emerging Markets ex China Core Equity Portfolio	498	201	(40)

K. Securities Lending:

As of April 30, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
Large Cap International Portfolio	$35,226
International Core Equity Portfolio	275,810
DFA International Real Estate Securities Portfolio	16,729
DFA International Small Cap Value Portfolio	68,563
International Vector Equity Portfolio	32,935
International High Relative Profitability Portfolio	4,097
World ex U.S. Core Equity Portfolio	40,642
World ex U.S. Targeted Value Portfolio	3,943
Emerging Markets Core Equity Portfolio	738,503
Emerging Markets Targeted Value Portfolio	5,005
Emerging Markets ex China Core Equity Portfolio	3,045

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$309,228	—	—	—	$309,228
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,648,420	—	—	—	1,648,420
DFA International Real Estate Securities Portfolio Common Stocks	193,402	—	—	—	193,402
DFA Global Real Estate Securities Portfolio Common Stocks	165,774	—	—	—	165,774
DFA International Small Cap Value Portfolio Common Stocks	343,077	—	—	—	343,077
International Vector Equity Portfolio Common Stocks, Rights/Warrants	193,901	—	—	—	193,901
International High Relative Profitability Portfolio Common Stocks	176,725	—	—	—	176,725
World ex U.S. Core Equity Portfolio Common Stocks	174,029	—	—	—	174,029
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	1,107	—	—	—	1,107
Emerging Markets Core Equity Portfolio Common Stocks	209,770	—	—	—	209,770
Emerging Markets Targeted Value Portfolio Common Stocks	890	—	—	—	890
Emerging Markets ex China Core Equity Portfolio Common Stocks	4,180	—	—	—	4,180

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

O. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Large Cap International Portfolio-Institutional Class	4	73%
International Core Equity Portfolio-Institutional Class	4	70%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	80%
Japanese Small Company Portfolio-Institutional Class	3	83%
Asia Pacific Small Company Portfolio-Institutional Class	2	90%
United Kingdom Small Company Portfolio-Institutional Class	4	91%
Continental Small Company Portfolio-Institutional Class	2	92%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	66%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	83%
International High Relative Profitability Portfolio-Institutional Class	3	88%
World ex U.S. Value Portfolio-Institutional Class	6	78%
World ex U.S. Core Equity Portfolio-Institutional Class	3	73%
World ex U.S. Targeted Value Portfolio-Institutional Class	3	98%

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
World Core Equity Portfolio-Institutional Class	6	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	84%
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	3	60%
Emerging Markets Value Portfolio-Class R2	1	97%
Emerging Markets Value Portfolio-Institutional Class	2	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	93%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R2 shares ("Class R shares") of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2023
EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,215.60	0.53%	$2.91
Institutional Class Shares	$1,000.00	$1,216.80	0.28%	$1.54
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.17	0.53%	$2.66
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,844,638,694

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,844,638,694

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,844,639
Receivables:
Fund Shares Sold	5,203
Prepaid Expenses and Other Assets	56

Total Assets	8,849,898

LIABILITIES:
Payables:
Fund Shares Redeemed	8,150
Due to Advisor	360
Accrued Expenses and Other Liabilities	111

Total Liabilities	8,621

NET ASSETS	$8,841,277

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,893 and shares outstanding of 252,250	$19.40

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,836,384 and shares outstanding of 454,024,447	$19.46

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,853,093
Total Distributable Earnings (Loss)	988,184

NET ASSETS	$8,841,277

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $21,763)	$193,340
Interest	119
Income from Securities Lending	2,591
Expenses Allocated from Affiliated Investment Companies	(8,745)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	187,305

Fund Expenses
Investment Management Fees	10,466
Accounting & Transfer Agent Fees	496
Shareholder Servicing Fees Class R2 Shares	5
Filing Fees	126
Shareholders’ Reports	112
Directors’/Trustees’ Fees & Expenses	33
Professional Fees	36
Other	18

Total Fund Expenses	11,292

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	4
Institutional Class Shares	8,369

Net Expenses	2,919

Net Investment Income (Loss)	184,386

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	50,059
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,368,938

Net Realized and Unrealized Gain (Loss)	1,418,997

Net Increase (Decrease) in Net Assets Resulting from Operations.	$1,603,383

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value
	Portfolio***
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$184,386	$350,567
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	50,059	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,368,938	(1,569,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,603,383	(1,226,436)

Distributions:
Class R2 Shares	(43)	(78)
Institutional Class Shares	(101,396)	(402,623)

Total Distributions	(101,439)	(402,701)

Capital Share Transactions (1):
Shares Issued	639,619	2,471,605
Shares Issued in Lieu of Cash Distributions	99,705	396,749
Shares Redeemed	(893,913)	(2,059,528)

Net Increase (Decrease) from Capital Share Transactions	(154,589)	808,826

Total Increase (Decrease) in Net Assets	1,347,355	(820,311)
Net Assets
Beginning of Period	7,493,922	8,314,233

End of Period	$8,841,277	$7,493,922

(1) Shares Issued and Redeemed:
Shares Issued	34,786	134,715
Shares Issued in Lieu of Cash Distributions	5,517	22,689
Shares Redeemed	(48,982)	(114,398)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,679)	43,006

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.14		$19.74	$13.50	$17.13	$17.68	$19.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41		0.78	0.62	0.38	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	3.05		(3.49)	6.17	(3.61)	(0.10)	(2.21)

Total from Investment Operations	3.46		(2.71)	6.79	(3.23)	0.48	(1.67)

Less Distributions:
Net Investment Income	(0.20)		(0.85)	(0.55)	(0.40)	(0.51)	(0.54)
Net Realized Gains	—		(0.04)	—	—	(0.52)	—

Total Distributions	(0.20)		(0.89)	(0.55)	(0.40)	(1.03)	(0.54)

Net Asset Value, End of Period	$19.40		$16.14	$19.74	$13.50	$17.13	$17.68

Total Return	21.56	%(B)	(13.98%)	50.55%	(19.08%)	3.13%	(8.59%)

Net Assets, End of Period (thousands)	$4,893		$1,425	$1,753	$835	$1,191	$1,477
Ratio of Expenses to Average Net Assets (E)	0.53	%(C)	0.42%	0.60%	0.65%	0.69%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.73	%(C)	0.62%	0.80%	0.85%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	4.41	%(C)	4.26%	3.31%	2.56%	3.43%	2.72%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.19		$19.80	$13.54	$17.18	$17.74	$19.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.40		0.79	0.62	0.38	0.63	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	3.09		(3.49)	6.23	(3.58)	(0.11)	(2.21)

Total from Investment Operations	3.49		(2.70)	6.85	(3.20)	0.52	(1.61)

Less Distributions:
Net Investment Income	(0.22)		(0.87)	(0.59)	(0.44)	(0.56)	(0.59)
Net Realized Gains	—		(0.04)	—	—	(0.52)	—

Total Distributions	(0.22)		(0.91)	(0.59)	(0.44)	(1.08)	(0.59)

Net Asset Value, End of Period	$19.46		$16.19	$19.80	$13.54	$17.18	$17.74

Total Return	21.68	%(B)	(13.90%)	50.90%	(18.87%)	3.37%	(8.32%)

Net Assets, End of Period (thousands)	$8,836,384		$7,492,497	$8,312,480	$6,557,488	$9,173,478	$9,421,965
Ratio of Expenses to Average Net Assets (E)	0.28	%(C)	0.30%	0.36%	0.40%	0.44%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.48	%(C)	0.50%	0.56%	0.60%	0.64%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.40	%(C)	4.30%	3.36%	2.57%	3.70%	3.01%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2023, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2023, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Annualized

Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$8,369	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	4	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $7 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$112

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2021	$258,456	—	—	$258,456
2022	402,701	—	—	402,701

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(769)	—	$(769)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$31,309	—	$(11,138)	$(533,823)	$(513,652)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$11,138	$11,138

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,005,690	$858,617	—	$858,617

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2023		October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$3,321	185	$712	37
Shares Issued in Lieu of Cash Distributions	43	2	77	4
Shares Redeemed	(438)	(23)	(787)	(42)

Net Increase (Decrease) — Class R2 Shares	$2,926	164	$2	(1)

Institutional Class Shares
Shares Issued	$636,298	34,601	$2,470,893	134,678
Shares Issued in Lieu of Cash Distributions	99,662	5,515	396,672	22,685
Shares Redeemed	(893,475)	(48,959)	(2,058,741)	(114,356)

Net Increase (Decrease) — Institutional Class Shares	$(157,515)	(8,843)	$808,824	43,007

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

J. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	3	91%
DFA International Value Portfolio-Institutional Class	4	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R2 shares (“Class R shares”) of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all other subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2023
EXPENSE TABLES
	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,217.20	0.21%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,200.60	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,138.60	0.13%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,254.80	0.12%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,258.60	0.12%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,100.50	0.11%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,174.40	0.15%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,165.10	0.26%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.7%
Consumer Discretionary	12.5%
Consumer Staples	4.7%
Energy	14.1%
Financials	28.4%
Health Care	6.8%
Industrials	11.4%
Information Technology	1.3%
Materials	13.8%
Real Estate	2.3%
Utilities	1.0%

100.0%

The Japanese Small Company Series
Communication Services	2.3%
Consumer Discretionary	14.8%
Consumer Staples	8.2%
Energy	0.8%
Financials	8.9%
Health Care	5.0%
Industrials	29.5%
Information Technology	14.7%
Materials	12.6%
Real Estate	1.4%
Utilities	1.8%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.8%
Consumer Discretionary	20.8%
Consumer Staples	7.2%
Energy	3.5%
Financials	13.0%
Health Care	5.9%
Industrials	12.3%
Information Technology	6.4%
Materials	16.7%
Real Estate	7.7%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.7%
Consumer Discretionary	18.7%
Consumer Staples	8.0%
Energy	3.9%
Financials	19.0%
Health Care	4.6%
Industrials	23.3%
Information Technology	6.9%
Materials	5.3%
Real Estate	3.2%
Utilities	3.4%
100.0%

The Continental Small Company Series
Communication Services	4.6%
Consumer Discretionary	8.6%
Consumer Staples	4.6%
Energy	3.3%
Financials	17.2%
Health Care	5.5%
Industrials	27.6%
Information Technology	11.3%
Materials	8.8%
Real Estate	4.6%
Utilities	3.9%
100.0%

The Canadian Small Company Series
Communication Services	1.0%
Consumer Discretionary	5.6%
Consumer Staples	5.2%
Energy	23.8%
Financials	8.6%
Health Care	2.1%
Industrials	13.5%
Information Technology	3.0%
Materials	26.8%
Real Estate	3.0%
Utilities	7.4%
100.0%

The Emerging Markets Series
Communication Services	8.9%
Consumer Discretionary	11.0%
Consumer Staples	6.4%
Energy	5.6%
Financials	21.1%
Health Care	3.8%
Industrials	7.4%
Information Technology	19.7%
Materials	11.3%
Real Estate	2.1%
Utilities	2.7%
100.0%

The Emerging Markets Small Cap Series
Communication Services	3.7%
Consumer Discretionary	12.9%
Consumer Staples	6.9%
Energy	1.8%
Financials	9.5%
Health Care	8.3%
Industrials	16.5%
Information Technology	15.8%
Materials	14.5%
Real Estate	5.7%
Utilities	4.4%
100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.4%)
# Australia & New Zealand Banking Group Ltd.	7,347,638	$119,312,644	1.0%
National Australia Bank Ltd.	5,228,713	100,658,739	0.8%
Westpac Banking Corp.	5,452,138	81,614,010	0.7%
# Woodside Energy Group Ltd.	3,559,994	80,777,414	0.7%
Other Securities		436,309,477	3.4%

TOTAL AUSTRALIA		818,672,284	6.6%

AUSTRIA — (0.1%)
Other Securities		9,086,922	0.1%

BELGIUM — (0.7%)
Other Securities		83,578,400	0.7%

CANADA — (8.9%)
Bank of Montreal	1,331,345	120,074,006	1.0%
Bank of Nova Scotia	589,160	29,409,079	0.2%
# Bank of Nova Scotia	2,113,499	105,484,735	0.8%
Canadian Imperial Bank of Commerce	1,446,994	60,662,995	0.5%
# Fairfax Financial Holdings Ltd.	96,097	67,154,770	0.5%
# Nutrien Ltd.	1,029,988	71,481,153	0.6%
Suncor Energy, Inc.	2,013,309	63,056,838	0.5%
# Teck Resources Ltd., Class B	2,050,761	95,565,463	0.8%
Other Securities		513,004,609	4.2%

TOTAL CANADA		1,125,893,648	9.1%

CHINA — (0.0%)
Other Security		717,299	0.0%

DENMARK — (1.9%)
DSV AS	379,252	71,376,093	0.6%
Other Securities		170,591,873	1.4%

TOTAL DENMARK		241,967,966	2.0%

FINLAND — (0.9%)
Other Securities		118,379,324	1.0%

FRANCE — (11.1%)
AXA SA	2,528,587	82,533,543	0.7%
BNP Paribas SA	1,819,966	117,594,218	1.0%
Cie de Saint-Gobain	1,784,858	103,333,825	0.8%
Cie Generale des Etablissements Michelin SCA	2,521,000	80,287,773	0.6%
Engie SA	3,701,762	59,244,062	0.5%
Orange SA	7,137,374	92,899,451	0.8%
Sanofi	899,474	96,934,773	0.8%
# TotalEnergies SE	6,840,726	437,121,783	3.5%
Other Securities		339,188,987	2.7%

TOTAL FRANCE		1,409,138,415	11.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.9%)
BASF SE	1,843,128	$95,334,201	0.8%
Bayer AG	2,060,836	136,007,516	1.1%
Bayerische Motoren Werke AG	942,197	105,605,576	0.9%
Mercedes-Benz Group AG	2,636,283	205,593,184	1.7%
Other Securities		335,202,388	2.6%

TOTAL GERMANY		877,742,865	7.1%

HONG KONG — (2.0%)
Other Securities		259,018,248	2.1%

IRELAND — (0.5%)
Other Securities		63,016,899	0.5%

ISRAEL — (0.5%)
Other Securities		63,848,848	0.5%

ITALY — (2.1%)
UniCredit SpA	4,159,978	82,431,948	0.7%
Other Securities		183,410,120	1.4%

TOTAL ITALY		265,842,068	2.1%

JAPAN — (18.4%)
Honda Motor Co. Ltd.	3,522,000	93,414,082	0.8%
Mitsubishi Corp.	2,121,600	78,660,133	0.6%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	63,808,114	0.5%
Takeda Pharmaceutical Co. Ltd.	2,361,071	78,291,072	0.6%
Toyota Motor Corp.	7,342,850	100,817,505	0.8%
Other Securities		1,915,874,650	15.5%

TOTAL JAPAN		2,330,865,556	18.8%

NETHERLANDS — (3.4%)
ING Groep NV	4,971,616	61,659,410	0.5%
Koninklijke Ahold Delhaize NV	4,003,663	137,664,548	1.1%
Other Securities		231,880,031	1.9%

TOTAL NETHERLANDS		431,203,989	3.5%

NEW ZEALAND — (0.2%)
Other Securities		26,318,317	0.2%

NORWAY — (0.8%)
Other Securities		106,553,986	0.9%

PORTUGAL — (0.1%)
Other Securities		15,234,444	0.1%

SINGAPORE — (1.0%)
Other Securities		131,844,943	1.1%

SPAIN — (2.1%)
Banco Santander SA	35,812,913	125,813,514	1.0%
Banco Santander SA, Sponsored ADR	219,342	761,117	0.0%
Repsol SA	4,381,555	64,363,729	0.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$73,621,975	0.6%

TOTAL SPAIN		264,560,335	2.1%

SWEDEN — (2.5%)
Other Securities		310,728,436	2.5%

SWITZERLAND — (10.1%)
Cie Financiere Richemont SA, Class A	922,306	152,457,909	1.2%
Holcim AG	997,555	65,911,175	0.5%
Novartis AG	1,706,093	174,522,856	1.4%
Novartis AG, Sponsored ADR	1,596,183	163,720,490	1.3%
Swisscom AG	94,854	65,122,052	0.5%
UBS Group AG	6,030,163	122,729,290	1.0%
#* UBS Group AG	1,233,581	24,980,015	0.2%
Zurich Insurance Group AG	348,909	169,204,186	1.4%
Other Securities		340,534,735	2.8%

TOTAL SWITZERLAND		1,279,182,708	10.3%

UNITED KINGDOM — (13.8%)
BP PLC	7,690,578	51,596,045	0.4%
BP PLC, Sponsored ADR	1,984,603	79,939,809	0.6%
British American Tobacco PLC	3,024,009	111,724,417	0.9%
British American Tobacco PLC, Sponsored ADR	838,885	31,080,689	0.2%
Glencore PLC	14,403,738	85,020,005	0.7%
HSBC Holdings PLC	13,535,003	97,551,453	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	83,787,806	0.7%
Lloyds Banking Group PLC	164,752,825	100,090,742	0.8%
Shell PLC	307,658	9,453,763	0.1%
Shell PLC, ADR	9,015,405	558,774,802	4.5%
Vodafone Group PLC	51,300,878	61,618,782	0.5%
Other Securities		486,245,042	4.0%

TOTAL UNITED KINGDOM		1,756,883,355	14.2%

TOTAL COMMON STOCKS		11,990,279,255	96.9%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Volkswagen AG	489,153	66,793,721	0.6%
Other Securities		33,287,172	0.2%

TOTAL GERMANY		100,080,893	0.8%

TOTAL INVESTMENT SECURITIES (Cost $10,444,124,118)		12,090,360,148

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	52,997,021	613,016,538	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $11,057,042,247)		$12,703,376,686	102.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	603	06/16/23	$120,865,744	$126,283,275	$5,417,531

Total Futures Contracts			$120,865,744	$126,283,275	$5,417,531

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$818,672,284	—	$818,672,284
Austria	—	9,086,922	—	9,086,922
Belgium	—	83,578,400	—	83,578,400
Canada	$1,125,893,648	—	—	1,125,893,648
China	—	717,299	—	717,299
Denmark	—	241,967,966	—	241,967,966
Finland	5,577,116	112,802,208	—	118,379,324
France	—	1,409,138,415	—	1,409,138,415
Germany	16,328,138	861,414,727	—	877,742,865
Hong Kong	—	259,018,248	—	259,018,248
Ireland	35,342,775	27,674,124	—	63,016,899
Israel	10,447,758	53,401,090	—	63,848,848
Italy	36,403,811	229,438,257	—	265,842,068
Japan	18,847,628	2,312,017,928	—	2,330,865,556
Netherlands	32,553,124	398,650,865	—	431,203,989
New Zealand	—	26,318,317	—	26,318,317
Norway	—	106,553,986	—	106,553,986
Portugal	—	15,234,444	—	15,234,444
Singapore	—	131,844,943	—	131,844,943
Spain	9,758,988	254,801,347	—	264,560,335
Sweden	—	310,728,436	—	310,728,436
Switzerland	238,383,754	1,040,798,954	—	1,279,182,708
United Kingdom	853,715,657	903,167,698	—	1,756,883,355
Preferred Stocks
Germany	—	100,080,893	—	100,080,893
Securities Lending Collateral	—	613,016,538	—	613,016,538
Futures Contracts**	5,417,531	—	—	5,417,531

TOTAL	$2,388,669,928	$10,320,124,289	—	$12,708,794,217

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (2.3%)
Other Securities		$66,138,067	2.3%

CONSUMER DISCRETIONARY — (14.6%)
DCM Holdings Co. Ltd.	701,800	7,351,578	0.3%
NHK Spring Co. Ltd.	915,656	6,788,787	0.2%
Resorttrust, Inc.	514,664	8,498,548	0.3%
Other Securities		397,277,204	13.8%

TOTAL CONSUMER DISCRETIONARY		419,916,117	14.6%

CONSUMER STAPLES — (8.1%)
Milbon Co. Ltd.	165,752	6,988,498	0.3%
Nissui Corp.	1,771,500	7,745,841	0.3%
Pigeon Corp.	610,125	9,500,603	0.3%
Other Securities		209,354,057	7.2%

TOTAL CONSUMER STAPLES		233,588,999	8.1%

ENERGY — (0.8%)
Japan Petroleum Exploration Co. Ltd.	215,300	7,163,958	0.3%
Other Securities		14,677,363	0.5%

TOTAL ENERGY		21,841,321	0.8%

FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	97,900	7,164,831	0.3%
Gunma Bank Ltd.	2,072,540	7,097,274	0.3%
Hachijuni Bank Ltd.	1,557,300	6,976,872	0.2%
Hirogin Holdings, Inc.	1,509,400	7,485,891	0.3%
Iyogin Holdings, Inc.	1,256,518	7,357,269	0.3%
JAFCO Group Co. Ltd.	533,900	6,803,010	0.2%
Kyushu Financial Group, Inc.	1,975,137	7,119,870	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	7,610,110	0.3%
Other Securities		195,976,483	6.6%

TOTAL FINANCIALS		253,591,610	8.8%

HEALTH CARE — (4.9%)
Other Securities		140,699,316	4.9%

INDUSTRIALS — (29.0%)
Daiseki Co. Ltd.	286,755	8,204,170	0.3%
DMG Mori Co. Ltd.	731,800	11,740,020	0.4%
EXEO Group, Inc.	414,900	7,698,514	0.3%
Furukawa Electric Co. Ltd.	418,600	7,663,927	0.3%
GS Yuasa Corp.	393,683	6,928,722	0.2%
# Hazama Ando Corp.	1,150,400	7,594,142	0.3%
Inaba Denki Sangyo Co. Ltd.	319,300	7,131,870	0.3%
Mabuchi Motor Co. Ltd.	252,834	7,135,527	0.3%
Meitec Corp.	478,200	8,080,604	0.3%
Mirait One Corp.	565,135	7,019,729	0.3%
Nagase & Co. Ltd.	584,600	9,210,466	0.3%
Nichias Corp.	378,700	7,658,984	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nikkon Holdings Co. Ltd.	369,900	$7,168,059	0.3%
OSG Corp.	526,900	7,401,733	0.3%
Outsourcing, Inc.	731,600	7,452,495	0.3%
Ushio, Inc.	600,400	7,468,712	0.3%
Other Securities		710,371,189	24.3%

TOTAL INDUSTRIALS		835,928,863	29.1%

INFORMATION TECHNOLOGY — (14.4%)
Anritsu Corp.	851,999	7,801,334	0.3%
Citizen Watch Co. Ltd.	1,550,700	8,580,554	0.3%
Daiwabo Holdings Co. Ltd.	574,800	10,846,024	0.4%
Macnica Holdings, Inc.	326,750	8,979,183	0.3%
Maruwa Co. Ltd.	55,400	7,064,880	0.3%
NET One Systems Co. Ltd.	327,200	7,714,843	0.3%
Nippon Electric Glass Co. Ltd.	359,436	6,861,709	0.3%
NSD Co. Ltd.	482,660	8,879,198	0.3%
Sanken Electric Co. Ltd.	126,500	9,501,356	0.3%
Tokyo Seimitsu Co. Ltd.	232,600	8,581,078	0.3%
Topcon Corp.	663,300	9,448,169	0.3%
Other Securities		321,400,100	11.1%

TOTAL INFORMATION TECHNOLOGY		415,658,428	14.5%

MATERIALS — (12.4%)
ADEKA Corp.	507,000	8,561,947	0.3%
Asahi Holdings, Inc.	472,200	6,951,864	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	8,229,716	0.3%
Sumitomo Bakelite Co. Ltd.	194,100	7,422,961	0.3%
Taiheiyo Cement Corp.	447,300	8,020,596	0.3%
Tokai Carbon Co. Ltd.	919,200	8,353,418	0.3%
UBE Corp.	611,100	9,694,127	0.3%
Other Securities		301,612,764	10.4%

TOTAL MATERIALS		358,847,393	12.5%

REAL ESTATE — (1.3%)
Other Securities		38,956,963	1.3%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	676,700	9,516,090	0.3%
Other Securities		40,933,865	1.4%

TOTAL UTILITIES		50,449,955	1.7%

TOTAL COMMON STOCKS (Cost $2,744,626,758)		2,835,617,032	98.6%

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	4,342,848	50,233,722	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,794,859,089)		$2,885,850,754	100.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$66,138,067	—	$66,138,067
Consumer Discretionary	—	419,916,117	—	419,916,117
Consumer Staples	—	233,588,999	—	233,588,999
Energy	—	21,841,321	—	21,841,321
Financials	—	253,591,610	—	253,591,610
Health Care	—	140,699,316	—	140,699,316
Industrials	—	835,928,863	—	835,928,863
Information Technology	—	415,658,428	—	415,658,428
Materials	—	358,847,393	—	358,847,393
Real Estate	—	38,956,963	—	38,956,963
Utilities	—	50,449,955	—	50,449,955
Securities Lending Collateral	—	50,233,722	—	50,233,722

TOTAL	—	$2,885,850,754	—	$2,885,850,754

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
AUSTRALIA — (61.7%)
	AMP Ltd.	13,156,282	$9,946,900	0.8%
	Ansell Ltd.	654,057	11,639,006	0.9%
#	ARB Corp. Ltd.	498,463	10,648,592	0.8%
	AUB Group Ltd.	762,060	13,966,594	1.1%
	Bapcor Ltd.	2,107,733	9,197,290	0.7%
	Beach Energy Ltd.	9,561,631	9,411,404	0.7%
*	Bellevue Gold Ltd.	8,307,472	7,798,670	0.6%
#	Breville Group Ltd.	627,990	8,627,006	0.7%
#	Corporate Travel Management Ltd.	729,339	10,204,367	0.8%
	CSR Ltd.	3,176,445	11,119,852	0.9%
#*	De Grey Mining Ltd.	7,594,615	8,151,399	0.6%
	Downer EDI Ltd.	4,211,433	9,963,128	0.8%
	Eagers Automotive Ltd.	899,116	8,490,776	0.7%
#*	Flight Centre Travel Group Ltd.	786,266	10,325,038	0.8%
	Gold Road Resources Ltd.	7,631,631	9,495,915	0.7%
	# GUD Holdings Ltd.	1,059,688	6,759,691	0.5%
	Healius Ltd.	3,465,521	6,886,991	0.5%
	HUB24 Ltd.	481,265	9,099,942	0.7%
	Insignia Financial Ltd.	4,424,048	8,780,707	0.7%
	IPH Ltd.	1,357,005	7,340,955	0.6%
	IRESS Ltd.	1,180,193	8,109,092	0.6%
	Lifestyle Communities Ltd.	621,484	7,036,557	0.6%
	Lovisa Holdings Ltd.	380,345	6,747,762	0.5%
	Netwealth Group Ltd.	750,336	6,818,338	0.5%
	nib holdings Ltd.	2,790,913	14,320,430	1.1%
	Nine Entertainment Co. Holdings Ltd.	6,129,428	8,454,999	0.7%
	Nufarm Ltd.	2,267,973	8,432,823	0.7%
	Orora Ltd.	5,280,211	12,068,123	0.9%
*	Paladin Energy Ltd.	16,375,142	7,202,137	0.6%
	Perpetual Ltd.	670,235	10,953,564	0.9%
	Perseus Mining Ltd.	8,455,260	12,495,963	1.0%
#*	Regis Resources Ltd.	5,024,922	7,109,934	0.6%
	Reliance Worldwide Corp. Ltd.	4,579,687	12,489,400	1.0%
*	Sandfire Resources Ltd.	3,243,721	14,132,411	1.1%
	Sims Ltd.	1,036,292	10,860,078	0.8%
*	Star Entertainment Group Ltd.	9,779,375	8,289,729	0.6%
	Super Retail Group Ltd.	1,057,351	9,542,159	0.7%
	Tabcorp Holdings Ltd.	12,158,213	8,480,529	0.7%
#*	Webjet Ltd.	2,404,516	11,891,159	0.9%
	Other Securities		428,181,856	32.9%

TOTAL AUSTRALIA			801,471,266	62.0%

CHINA — (0.1%)
	Other Securities		1,509,398	0.1%

HONG KONG — (22.4%)
	ASMPT Ltd.	1,584,800	12,459,941	1.0%
	Hysan Development Co. Ltd.	3,175,000	8,972,694	0.7%
	Kerry Properties Ltd.	3,074,500	7,932,534	0.6%
	Luk Fook Holdings International Ltd.	3,450,000	11,055,607	0.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Pacific Basin Shipping Ltd.	27,975,000	$9,734,073	0.8%
PCCW Ltd.	17,803,545	9,286,827	0.7%
* SJM Holdings Ltd.	13,900,750	7,238,542	0.6%
VTech Holdings Ltd.	1,166,000	7,000,123	0.5%
Other Securities		216,993,607	16.7%

TOTAL HONG KONG		290,673,948	22.5%

NEW ZEALAND — (4.0%)
Chorus Ltd.	1,935,849	10,350,954	0.8%
Other Securities		41,585,259	3.2%

TOTAL NEW ZEALAND		51,936,213	4.0%

SINGAPORE — (11.0%)
ComfortDelGro Corp. Ltd.	9,307,100	8,331,464	0.6%
Keppel Infrastructure Trust	18,468,846	6,789,133	0.5%
Other Securities		127,137,725	9.9%

TOTAL SINGAPORE		142,258,322	11.0%

TOTAL COMMON STOCKS		1,287,849,147	99.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		4,888	0.0%

SINGAPORE — (0.0%)
Other Securities		15,917	0.0%

TOTAL RIGHTS/WARRANTS		20,805	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,491,730,927)		1,287,869,952

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	893,771	10,338,251	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,502,068,586)		$1,298,208,203	100.4%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,954	$801,278,444	$180,868	$801,471,266
China	—	1,509,398	—	1,509,398
Hong Kong	126,997	290,237,792	309,159	290,673,948
New Zealand	—	51,936,213	—	51,936,213
Singapore	—	141,414,487	843,835	142,258,322

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Australia	—	$4,888	—		$4,888
Singapore	—	15,917	—		15,917
Securities Lending Collateral	—	10,338,251	—		10,338,251

TOTAL	$138,951	$1,296,735,390	$1,333,862	^	$1,298,208,203

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.6%)
Moneysupermarket.com Group PLC	3,209,924	$11,084,309	0.8%
Other Securities		39,246,543	2.8%

TOTAL COMMUNICATION SERVICES		50,330,852	3.6%

CONSUMER DISCRETIONARY — (18.6%)
Bellway PLC	469,559	14,236,773	1.0%
Domino’s Pizza Group PLC	3,097,499	11,459,734	0.8%
Games Workshop Group PLC	176,924	22,083,298	1.6%
Greggs PLC	601,854	21,375,392	1.5%
Inchcape PLC	2,177,596	22,168,922	1.6%
Pets at Home Group PLC	2,837,331	13,764,926	1.0%
* Playtech PLC	1,926,086	13,981,383	1.0%
* SSP Group PLC	3,311,469	10,728,639	0.8%
Vistry Group PLC	1,351,196	13,318,478	1.0%
Other Securities		114,161,894	8.1%

TOTAL CONSUMER DISCRETIONARY		257,279,439	18.4%

CONSUMER STAPLES — (7.9%)
Britvic PLC	1,626,728	18,701,806	1.4%
Cranswick PLC	366,623	14,825,982	1.1%
* Marks & Spencer Group PLC	8,636,213	17,869,144	1.3%
Tate & Lyle PLC	2,205,560	22,615,469	1.6%
Other Securities		36,096,333	2.5%

TOTAL CONSUMER STAPLES		110,108,734	7.9%

ENERGY — (3.9%)
* Capricorn Energy PLC	4,040,365	11,138,134	0.8%
* John Wood Group PLC	3,827,355	10,860,026	0.8%
Other Securities		31,543,571	2.2%

TOTAL ENERGY		53,541,731	3.8%

FINANCIALS — (18.8%)
Beazley PLC	2,773,679	20,809,423	1.5%
Burford Capital Ltd.	954,004	12,549,014	0.9%
Direct Line Insurance Group PLC	4,937,627	10,672,414	0.8%
Hiscox Ltd.	1,189,795	17,707,904	1.3%
Lancashire Holdings Ltd.	1,661,042	12,803,047	0.9%
Man Group PLC	7,541,211	21,567,621	1.5%
OSB Group PLC	2,159,707	13,522,662	1.0%
Paragon Banking Group PLC	1,921,607	12,145,771	0.9%
Plus500 Ltd.	519,961	10,877,897	0.8%
Virgin Money UK PLC	6,472,181	12,720,410	0.9%
Other Securities		114,922,468	8.2%

TOTAL FINANCIALS		260,298,631	18.7%

HEALTH CARE — (4.6%)
CVS Group PLC	411,527	10,967,450	0.8%
* Indivior PLC	759,374	14,575,234	1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Mediclinic International PLC	2,400,508	$15,046,983	1.1%
Other Securities		22,517,090	1.6%

TOTAL HEALTH CARE		63,106,757	4.5%

INDUSTRIALS — (23.1%)
* Babcock International Group PLC	2,909,347	11,629,827	0.8%
Balfour Beatty PLC	3,585,302	17,278,103	1.2%
Bodycote PLC	1,222,653	10,618,330	0.8%
Diploma PLC	404,082	13,693,038	1.0%
Grafton Group PLC	1,489,341	16,244,320	1.2%
Hays PLC	9,184,503	13,176,578	0.9%
JET2 PLC	813,756	12,567,758	0.9%
Pagegroup PLC	1,947,013	11,111,478	0.8%
QinetiQ Group PLC	3,241,231	15,144,891	1.1%
Rotork PLC	4,230,857	17,436,568	1.3%
Serco Group PLC	5,743,194	10,985,807	0.8%
Travis Perkins PLC	1,194,868	14,420,454	1.0%
Other Securities		155,963,272	11.2%

TOTAL INDUSTRIALS		320,270,424	23.0%

INFORMATION TECHNOLOGY — (6.9%)
Computacenter PLC	497,525	14,423,723	1.0%
Oxford Instruments PLC	343,024	11,896,737	0.9%
Softcat PLC	665,854	11,218,824	0.8%
Spectris PLC	394,979	18,705,257	1.3%
Other Securities		39,001,164	2.8%

TOTAL INFORMATION TECHNOLOGY		95,245,705	6.8%

MATERIALS — (5.3%)
Victrex PLC	540,365	11,418,498	0.8%
Other Securities		61,417,731	4.4%

TOTAL MATERIALS		72,836,229	5.2%

REAL ESTATE — (3.2%)
Grainger PLC	4,237,552	13,786,760	1.0%
Savills PLC	961,872	11,644,384	0.8%
Other Securities		18,435,959	1.4%

TOTAL REAL ESTATE		43,867,103	3.2%

UTILITIES — (3.3%)
Drax Group PLC	2,467,126	19,549,750	1.4%
Pennon Group PLC	1,371,280	14,829,907	1.1%
Other Securities		11,719,902	0.8%

TOTAL UTILITIES		46,099,559	3.3%

TOTAL COMMON STOCKS (Cost $1,335,686,692)		1,372,985,164	98.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	922,135	$10,666,335	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,346,352,864)		$1,383,651,499	99.2%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$16,622	$50,314,230	—		$50,330,852
Consumer Discretionary	51,323	257,228,116	—		257,279,439
Consumer Staples	—	110,108,734	—		110,108,734
Energy	—	53,541,731	—		53,541,731
Financials	—	260,298,351	$280		260,298,631
Health Care	—	63,105,091	1,666		63,106,757
Industrials	—	320,270,424	—		320,270,424
Information Technology	—	95,245,705	—		95,245,705
Materials	—	72,836,229	—		72,836,229
Real Estate	—	43,867,103	—		43,867,103
Utilities	—	46,099,559	—		46,099,559
Securities Lending Collateral	—	10,666,335	—		10,666,335

TOTAL	$67,945	$1,383,581,608	$1,946	^	$1,383,651,499

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets
	COMMON STOCKS — (91.7%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	438,579	$28,483,863	0.5%
Ω	BAWAG Group AG	433,516	21,144,323	0.4%
	voestalpine AG	615,510	21,340,791	0.4%
	Other Securities		111,054,078	2.2%

	TOTAL AUSTRIA		182,023,055	3.5%

	BELGIUM — (3.9%)
	Ackermans & van Haaren NV	171,688	30,199,115	0.6%
	Euronav NV	1,303,139	22,323,832	0.4%
	Other Securities		163,434,915	3.1%

	TOTAL BELGIUM		215,957,862	4.1%

	DENMARK — (6.3%)
*	Jyske Bank AS	437,851	32,012,983	0.6%
	Ringkjoebing Landbobank AS	197,625	27,795,764	0.5%
	Royal Unibrew AS	312,981	27,975,522	0.5%
	SimCorp AS	252,149	27,331,775	0.5%
	Sydbank AS	461,164	20,574,525	0.4%
	Other Securities		218,613,995	4.2%

	TOTAL DENMARK		354,304,564	6.7%

	FINLAND — (5.1%)
	Huhtamaki Oyj	631,957	22,779,534	0.4%
	Orion Oyj, Class B	600,547	28,209,551	0.5%
	Valmet Oyj	972,053	32,886,233	0.6%
	Wartsila OYJ Abp	1,942,166	22,523,555	0.4%
	Other Securities		179,180,756	3.5%

	TOTAL FINLAND		285,579,629	5.4%

	FRANCE — (10.4%)
	Alten SA	134,859	22,927,103	0.4%
	Elis SA	1,241,664	24,664,191	0.5%
	Rexel SA	1,298,768	30,084,148	0.6%
	Sopra Steria Group SACA	119,421	25,850,275	0.5%
	SPIE SA	871,653	27,206,936	0.5%
	Other Securities		452,465,169	8.6%

	TOTAL FRANCE		583,197,822	11.1%

	GERMANY — (13.6%)
	Freenet AG	931,981	26,569,857	0.5%
	Gerresheimer AG	231,069	25,178,981	0.5%
	HUGO BOSS AG	412,000	31,061,308	0.6%
	K&S AG	1,093,745	21,815,660	0.4%
	Lanxess AG	572,100	23,311,240	0.4%
	Other Securities		634,386,206	12.1%

	TOTAL GERMANY		762,323,252	14.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets
IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,135,237	$53,113,324	1.0%
	Other Securities		31,042,131	0.6%

TOTAL IRELAND			84,155,455	1.6%

ISRAEL — (2.1%)
	Other Securities		115,407,282	2.2%

ITALY — (9.0%)
	Banco BPM SpA	9,876,720	40,159,511	0.8%
#	BPER Banca	7,525,929	21,138,053	0.4%
	Brunello Cucinelli SpA	248,717	23,815,249	0.5%
	Italgas SpA	3,498,389	22,842,660	0.4%
	Leonardo SpA	2,654,010	31,627,552	0.6%
	Other Securities		366,284,618	6.9%

TOTAL ITALY			505,867,643	9.6%

NETHERLANDS — (5.1%)
	Aalberts NV	673,240	31,093,989	0.6%
	Arcadis NV	526,995	21,769,601	0.4%
	ASR Nederland NV	568,855	25,019,744	0.5%
#	BE Semiconductor Industries NV	392,853	35,362,123	0.7%
Ω	Signify NV	689,279	23,019,460	0.4%
	Other Securities		148,502,490	2.8%

TOTAL NETHERLANDS			284,767,407	5.4%

NORWAY — (2.0%)
	Other Securities		113,164,821	2.2%

PORTUGAL — (0.9%)
	Other Securities		52,683,284	1.0%

SPAIN — (5.5%)
#	Banco de Sabadell SA	36,362,876	37,897,250	0.7%
#	Bankinter SA	4,245,482	25,104,454	0.5%
	Enagas SA	1,457,648	29,183,113	0.6%
	Other Securities		217,782,530	4.1%

TOTAL SPAIN			309,967,347	5.9%

SWEDEN — (5.8%)
	Other Securities		327,993,830	6.2%

SWITZERLAND — (17.2%)
	Allreal Holding AG	123,491	21,914,594	0.4%
	Belimo Holding AG	65,574	31,647,887	0.6%
	BKW AG	161,471	27,651,374	0.5%
	Bucher Industries AG	54,010	24,323,169	0.5%
*	Dufry AG	492,648	22,774,742	0.4%
	Flughafen Zurich AG.	145,858	28,073,091	0.5%
Ω	Galenica AG	258,527	23,168,873	0.4%
	Georg Fischer AG	626,442	45,680,066	0.9%
	Helvetia Holding AG	262,788	39,311,056	0.8%
	PSP Swiss Property AG	337,750	39,773,828	0.8%
	Siegfried Holding AG	32,647	25,161,326	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets
	SWITZERLAND — (Continued)
#Ω	VAT Group AG	73,622	$25,973,064	0.5%
	Other Securities		608,074,429	11.5%

TOTAL SWITZERLAND			963,527,499	18.3%

	UNITED STATES — (0.1%)
	Other Securities		3,874,050	0.1%

TOTAL COMMON STOCKS			5,144,794,802	97.8%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		48,481,829	0.9%

	RIGHTS/WARRANTS — (0.0%)
	FRANCE — (0.0%)
	Other Security		206,335	0.0%

	SPAIN — (0.0%)
	Other Securities		497,048	0.0%

TOTAL RIGHTS/WARRANTS			703,383	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $4,267,220,091)		5,193,980,014

			Value†	Percentage of Net Assets‡
	SECURITIES LENDING COLLATERAL — (7.4%)
@§	The DFA Short Term Investment Fund	36,018,452	416,625,437	7.9%

	TOTAL INVESTMENTS—(100.0%) (Cost $4,683,820,954)		$5,610,605,451	106.6%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$182,023,055	—	$182,023,055
Belgium	$4,043,710	211,914,152	—	215,957,862
Denmark	—	354,304,564	—	354,304,564
Finland	—	285,579,629	—	285,579,629
France	—	583,197,822	—	583,197,822
Germany	120,999	762,202,253	—	762,323,252
Ireland	—	84,155,455	—	84,155,455
Israel	586,594	114,820,688	—	115,407,282
Italy	—	505,867,643	—	505,867,643
Netherlands	—	284,767,407	—	284,767,407
Norway	338,882	112,825,939	—	113,164,821
Portugal	—	52,683,284	—	52,683,284
Spain	—	309,967,347	—	309,967,347

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$119,940	$327,873,890	—	$327,993,830
Switzerland	284,011	963,243,488	—	963,527,499
United States	—	3,874,050	—	3,874,050
Preferred Stocks
Germany	—	48,481,829	—	48,481,829
Rights/Warrants
France	—	206,335	—	206,335
Spain	—	497,048	—	497,048
Securities Lending Collateral	—	416,625,437	—	416,625,437

TOTAL	$5,494,136	$5,605,111,315	—	$5,610,605,451

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.5%)
COMMUNICATION SERVICES — (0.9%)
	Other Securities		$13,405,538	1.0%

CONSUMER DISCRETIONARY — (5.0%)
*	Aritzia, Inc.	490,659	15,594,181	1.2%
	Linamar Corp.	252,633	12,008,389	0.9%
	Other Securities		44,049,949	3.4%

TOTAL CONSUMER DISCRETIONARY			71,652,519	5.5%

CONSUMER STAPLES — (4.7%)
#	Maple Leaf Foods, Inc.	438,446	8,983,475	0.7%
#	North West Co., Inc.	292,056	8,566,487	0.7%
#	Premium Brands Holdings Corp.	244,773	18,375,364	1.4%
	Primo Water Corp.	83,625	1,270,264	0.1%
	Primo Water Corp.	799,922	12,150,714	0.9%
	Other Securities		17,161,465	1.3%

TOTAL CONSUMER STAPLES			66,507,769	5.1%

ENERGY — (21.6%)
*	Baytex Energy Corp.	2,700,011	10,163,528	0.8%
#	Birchcliff Energy Ltd.	1,560,817	9,458,101	0.7%
#	Crescent Point Energy Corp.	2,349,740	17,377,861	1.4%
	Crescent Point Energy Corp.	679,547	5,028,648	0.4%
#	Enerplus Corp.	1,253,055	18,737,790	1.5%
	Enerplus Corp.	28,353	424,161	0.0%
	Gibson Energy, Inc.	899,205	15,258,311	1.2%
*	MEG Energy Corp.	1,197,577	19,941,202	1.5%
*	NuVista Energy Ltd.	1,051,851	9,129,990	0.7%
	Paramount Resources Ltd., Class A	487,473	11,542,341	0.9%
	Parex Resources, Inc.	727,671	14,775,237	1.1%
	Parkland Corp.	848,828	20,017,016	1.6%
#	Peyto Exploration & Development Corp.	1,059,984	9,654,355	0.8%
#	PrairieSky Royalty Ltd.	1,182,767	18,664,471	1.4%
#	Vermilion Energy, Inc.	716,524	9,069,924	0.7%
	Vermilion Energy, Inc.	233,451	2,957,824	0.2%
#	Whitecap Resources, Inc.	1,227,889	9,679,195	0.8%
	Other Securities		105,507,690	8.1%

TOTAL ENERGY			307,387,645	23.8%

FINANCIALS — (7.8%)
#	CI Financial Corp.	1,010,158	9,946,125	0.8%
	Element Fleet Management Corp.	1,212,478	15,857,925	1.2%
#	Home Capital Group, Inc.	284,804	9,154,677	0.7%
#	Laurentian Bank of Canada	370,975	8,819,504	0.7%
	Other Securities		66,889,464	5.2%

TOTAL FINANCIALS			110,667,695	8.6%

HEALTH CARE — (1.9%)
#*	Bausch Health Cos., Inc.	1,533,896	11,304,814	0.9%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Other Securities		$15,368,522	1.2%

TOTAL HEALTH CARE			26,673,336	2.1%

INDUSTRIALS — (12.2%)
#*	ATS Corp.	405,936	17,401,751	1.4%
*	Bombardier, Inc., Class A	13,989	610,938	0.1%
#*	Bombardier, Inc., Class B	458,761	19,815,252	1.5%
#	Boyd Group Services, Inc.	118,316	19,731,705	1.5%
	Finning International, Inc.	811,389	21,026,584	1.6%
	Richelieu Hardware Ltd.	316,493	9,516,865	0.7%
#	Russel Metals, Inc.	348,423	8,872,269	0.7%
#	SNC-Lavalin Group, Inc.	963,814	22,195,075	1.7%
	Other Securities		55,277,041	4.3%

TOTAL INDUSTRIALS			174,447,480	13.5%

INFORMATION TECHNOLOGY — (2.7%)
#*	BlackBerry Ltd.	2,594,056	10,142,759	0.8%
	Other Securities		28,753,007	2.2%

TOTAL INFORMATION TECHNOLOGY			38,895,766	3.0%

MATERIALS — (24.3%)
	Alamos Gold, Inc., Class A	2,146,839	27,745,612	2.2%
	Alamos Gold, Inc., Class A	31,783	410,954	0.0%
	B2Gold Corp.	1,419,420	5,584,020	0.4%
	B2Gold Corp.	4,573,000	18,017,620	1.4%
#*	Capstone Copper Corp.	2,311,783	10,869,143	0.8%
	Methanex Corp.	203,098	9,091,703	0.7%
	Methanex Corp.	126,782	5,678,566	0.4%
	OceanaGold Corp.	3,802,570	8,700,570	0.7%
	Osisko Gold Royalties Ltd.	645,585	10,492,513	0.8%
	Osisko Gold Royalties Ltd.	278,602	4,530,069	0.4%
	Pan American Silver Corp.	649,568	11,564,070	0.9%
#	Pan American Silver Corp.	1,138,830	20,282,562	1.6%
#	SSR Mining, Inc.	847,686	12,137,952	0.9%
	SSR Mining, Inc.	318,436	4,560,004	0.4%
#	Stelco Holdings, Inc.	247,737	8,656,213	0.7%
	Stella-Jones, Inc.	302,188	11,825,669	0.9%
	Other Securities		175,945,839	13.6%

TOTAL MATERIALS			346,093,079	26.8%

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,692,736	0.8%
	Tricon Residential, Inc.	1,203,306	9,645,277	0.8%
	Other Securities		19,649,750	1.4%

TOTAL REAL ESTATE			38,987,763	3.0%

UTILITIES — (6.7%)
	Atco Ltd., Class I	399,551	13,202,863	1.0%
	Boralex, Inc., Class A	505,030	14,723,907	1.2%
	Capital Power Corp.	687,087	22,394,923	1.7%
	TransAlta Corp.	1,716,689	15,306,199	1.2%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$29,419,284	2.3%

TOTAL UTILITIES		95,047,176	7.4%

TOTAL COMMON STOCKS (Cost $1,137,042,305)		1,289,765,766	99.8%

		Value†
SECURITIES LENDING COLLATERAL — (9.5%)
@§ The DFA Short Term Investment Fund	11,717,045	135,531,056	10.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,272,560,669)		$1,425,296,822	110.3%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,720,569	$3,684,969	—	$13,405,538
Consumer Discretionary	71,652,519	—	—	71,652,519
Consumer Staples	66,507,769	—	—	66,507,769
Energy	307,387,645	—	—	307,387,645
Financials	110,556,627	111,068	—	110,667,695
Health Care	26,649,839	23,497	—	26,673,336
Industrials	174,447,480	—	—	174,447,480
Information Technology	38,895,766	—	—	38,895,766
Materials	346,093,079	—	—	346,093,079
Real Estate	38,987,763	—	—	38,987,763
Utilities	95,047,176	—	—	95,047,176
Securities Lending Collateral	—	135,531,056	—	135,531,056

TOTAL	$1,285,946,232	$139,350,590	—	$1,425,296,822

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.2%)
	BRAZIL — (3.8%)
	Petroleo Brasileiro SA	2,733,556	$14,616,452	0.3%
	Vale SA	2,364,713	34,324,790	0.8%
	Other Securities		122,444,828	2.7%

	TOTAL BRAZIL		171,386,070	3.8%

	CHILE — (0.5%)
	Other Securities		22,525,331	0.5%

	CHINA — (27.4%)
*	Alibaba Group Holding Ltd.	1,736,600	18,362,153	0.4%
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	70,790,254	1.6%
*	Baidu, Inc., Class A	1,330,750	20,030,316	0.5%
	Bank of China Ltd., Class H	43,912,181	17,536,678	0.4%
	BYD Co. Ltd., Class H	403,886	12,248,344	0.3%
	China Construction Bank Corp., Class H	59,766,590	39,955,518	0.9%
	China Merchants Bank Co. Ltd., Class H	2,884,554	13,924,096	0.3%
	China Resources Land Ltd.	3,890,666	18,117,879	0.4%
	CSPC Pharmaceutical Group Ltd.	12,323,200	12,548,670	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,556,634	0.4%
	Kweichow Moutai Co. Ltd., Class A	55,993	14,253,654	0.3%
	Lenovo Group Ltd.	11,739,278	12,010,170	0.3%
*Ω	Meituan, Class B	1,414,140	24,168,287	0.6%
	NetEase, Inc., ADR	193,704	17,264,838	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	3,936,000	28,715,169	0.7%
	Tencent Holdings Ltd.	3,556,400	157,961,459	3.5%
*Ω	Xiaomi Corp., Class B	11,267,400	15,992,987	0.4%
	Yum China Holdings, Inc.	268,973	16,455,768	0.4%
	Other Securities		724,696,748	15.4%

	TOTAL CHINA.		1,251,589,622	27.5%

	COLOMBIA — (0.1%)
	Other Securities		4,635,722	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		9,694,368	0.2%

	EGYPT — (0.0%)
	Other Securities		1,598,544	0.0%

	GREECE — (0.4%)
	Other Securities		19,443,115	0.4%

	HUNGARY — (0.3%)
	Other Securities		11,972,072	0.3%

	INDIA — (15.3%)
	Axis Bank Ltd.	1,326,166	13,998,877	0.3%
	Bharti Airtel Ltd.	1,469,776	14,380,942	0.3%
	HDFC Bank Ltd.	1,437,186	29,706,188	0.7%
	Hindalco Industries Ltd.	2,190,616	11,737,454	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Hindustan Unilever Ltd.	440,646	$13,267,083	0.3%
Housing Development Finance Corp. Ltd.	698,934	23,765,926	0.5%
ICICI Bank Ltd.	1,390,129	15,710,363	0.4%
ICICI Bank Ltd., Sponsored ADR	649,989	14,787,238	0.3%
Infosys Ltd.	1,779,532	27,461,060	0.6%
Larsen & Toubro Ltd.	411,559	11,909,908	0.3%
Mahindra & Mahindra Ltd.	905,189	13,599,181	0.3%
Reliance Industries Ltd.	1,374,995	40,823,304	0.9%
Tata Consultancy Services Ltd.	551,248	21,765,739	0.5%
Tata Steel Ltd.	11,675,250	15,485,845	0.3%
Other Securities		429,663,630	9.4%

TOTAL INDIA		698,062,738	15.4%

INDONESIA — (2.1%)
Bank Central Asia Tbk PT	24,391,800	15,094,889	0.3%
Other Securities		81,215,746	1.8%

TOTAL INDONESIA		96,310,635	2.1%

KUWAIT — (0.2%)
Other Securities		9,763,241	0.2%

MALAYSIA — (1.6%)
Other Securities		73,832,068	1.6%

MEXICO — (2.6%)
America Movil SAB de CV, Class B	16,121,214	17,385,931	0.4%
Grupo Financiero Banorte SAB de CV, Class O	2,024,988	17,549,633	0.4%
Other Securities		83,430,498	1.8%

TOTAL MEXICO		118,366,062	2.6%

PERU — (0.1%)
Other Securities		5,185,120	0.1%

PHILIPPINES — (0.8%)
Other Securities		34,579,446	0.8%

POLAND — (0.9%)
Other Securities		40,365,337	0.9%

QATAR — (0.8%)
Other Securities		37,697,226	0.8%

SAUDI ARABIA — (4.0%)
Al Rajhi Bank	1,034,714	21,356,441	0.5%
Ω Saudi Arabian Oil Co.	1,243,159	11,982,882	0.3%
Saudi National Bank	901,579	11,832,915	0.3%
Saudi Telecom Co.	976,121	11,748,566	0.3%
Other Securities		125,991,726	2.6%

TOTAL SAUDI ARABIA		182,912,530	4.0%

SOUTH AFRICA — (3.6%)
Other Securities		163,219,552	3.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.3%)
LG Electronics, Inc.	157,679	$12,948,270	0.3%
Samsung Electronics Co. Ltd.	3,140,501	154,525,480	3.4%
SK Hynix, Inc.	390,989	26,307,102	0.6%
Other Securities		365,090,894	8.0%

TOTAL SOUTH KOREA		558,871,746	12.3%

TAIWAN — (16.6%)
# CTBC Financial Holding Co. Ltd.	16,024,175	11,812,032	0.3%
Hon Hai Precision Industry Co. Ltd.	5,647,322	19,243,520	0.4%
MediaTek, Inc.	759,995	16,525,209	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	219,708,193	4.8%
Other Securities		490,947,350	10.8%

TOTAL TAIWAN		758,236,304	16.7%

THAILAND — (2.3%)
Other Securities		104,944,775	2.3%

TURKEY — (0.8%)
Other Securities		35,099,201	0.8%

UNITED ARAB EMIRATES — (1.5%)
Other Securities		66,754,308	1.5%

UNITED STATES — (0.0%)
Other Security		1,459,048	0.0%

TOTAL COMMON STOCKS		4,478,504,181	98.5%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	2,317,176	12,041,622	0.3%
Petroleo Brasileiro SA	2,952,047	14,026,929	0.3%
Other Securities		16,744,032	0.3%

TOTAL BRAZIL		42,812,583	0.9%

CHILE — (0.0%)
Other Security		865,071	0.0%

COLOMBIA — (0.0%)
Other Securities		553,440	0.0%

SOUTH KOREA — (0.0%)
Other Securities		15,136	0.0%

TOTAL PREFERRED STOCKS		44,246,230	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		3,557	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,950,309,237)		4,522,753,968

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	3,072,381	$35,538,231	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $2,985,843,039)		$4,558,292,199	100.2%

As of April 30, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	06/16/23	$30,369,756	$31,002,300	$632,544

Total Futures Contracts			$30,369,756	$31,002,300	$632,544

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,386,070	—	—	$171,386,070
Chile	10,431,987	$12,093,344	—	22,525,331
China	161,877,202	1,089,712,420	—	1,251,589,622
Colombia	4,573,360	62,362	—	4,635,722
Czech Republic	—	9,694,368	—	9,694,368
Egypt	62,814	1,535,730	—	1,598,544
Greece	—	19,443,115	—	19,443,115
Hungary	—	11,972,072	—	11,972,072
India	28,128,506	669,368,263	$565,969	698,062,738
Indonesia	—	96,310,635	—	96,310,635
Kuwait	8,697,541	1,065,700	—	9,763,241
Malaysia	—	73,832,068	—	73,832,068
Mexico	118,366,062	—	—	118,366,062
Peru	5,185,120	—	—	5,185,120
Philippines	54,068	34,525,378	—	34,579,446
Poland	—	40,365,337	—	40,365,337
Qatar	—	37,697,226	—	37,697,226
Saudi Arabia	—	182,912,530	—	182,912,530
South Africa	27,448,374	135,771,178	—	163,219,552
South Korea	4,559,307	554,312,439	—	558,871,746
Taiwan	4,769,295	753,467,009	—	758,236,304
Thailand	96,416,994	8,527,781	—	104,944,775
Turkey	—	35,099,201	—	35,099,201
United Arab Emirates	—	66,754,308	—	66,754,308
United States	—	1,459,048	—	1,459,048
Preferred Stocks
Brazil	42,812,583	—	—	42,812,583
Chile	—	865,071	—	865,071
Colombia	553,440	—	—	553,440
South Korea	4,033	11,103	—	15,136

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants Brazil	—	$3,557	—		$3,557
Securities Lending Collateral	—	35,538,231	—		35,538,231
Futures Contracts**	$632,544	—	—		632,544

TOTAL	$685,959,300	$3,872,399,474	$565,969	^	$4,558,924,743

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
BRAZIL — (4.3%)
	TOTVS SA	1,646,258	$8,469,262	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,318,523	9,640,830	0.3%
	Ultrapar Participacoes SA	2,149,572	6,223,148	0.2%
	Other Securities		147,833,968	3.6%

TOTAL BRAZIL			172,167,208	4.3%

CHILE — (0.7%)
	Other Securities		29,735,042	0.8%

CHINA — (24.8%)
	Beijing Enterprises Holdings Ltd.	1,690,500	7,015,554	0.2%
	C&D International Investment Group Ltd.	2,064,788	6,358,785	0.2%
	China Conch Venture Holdings Ltd.	5,111,000	8,154,730	0.2%
	China Everbright Environment Group Ltd.	14,046,000	5,962,868	0.2%
*Ω	China Literature Ltd.	1,372,000	6,338,755	0.2%
	China Medical System Holdings Ltd.	5,268,500	8,746,339	0.2%
	China Merchants Port Holdings Co. Ltd.	4,575,230	6,788,826	0.2%
	China Power International Development Ltd.	19,267,333	7,313,847	0.2%
	China Taiping Insurance Holdings Co. Ltd.	5,933,400	6,815,415	0.2%
	Chinasoft International Ltd.	9,590,000	6,393,099	0.2%
	Far East Horizon Ltd.	6,821,000	6,136,321	0.2%
	Guangdong Investment Ltd.	7,234,000	6,915,533	0.2%
	Haitian International Holdings Ltd.	2,497,000	6,487,906	0.2%
	Hengan International Group Co. Ltd.	2,254,500	10,069,629	0.3%
*Ω	Hua Hong Semiconductor Ltd.	2,229,000	9,159,200	0.3%
*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,068,800	7,876,200	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	7,813,922	0.2%
	Kingboard Holdings Ltd.	2,616,921	8,014,926	0.2%
	Kingsoft Corp. Ltd.	3,366,000	14,796,002	0.4%
	Kunlun Energy Co. Ltd.	12,390,000	11,485,621	0.3%
	Minth Group Ltd.	2,963,000	8,579,622	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,601,200	9,557,838	0.3%
*	Tongcheng Travel Holdings Ltd.	3,499,200	7,443,519	0.2%
	TravelSky Technology Ltd., Class H	3,352,000	6,691,021	0.2%
Ω	Yadea Group Holdings Ltd.	4,086,000	9,553,182	0.3%
	Yuexiu Property Co. Ltd.	5,505,456	7,964,544	0.2%
*	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	6,155,793	0.2%
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,147,900	6,686,485	0.2%
	Other Securities		771,907,844	18.6%

TOTAL CHINA			993,183,326	24.9%

COLOMBIA — (0.1%)
	Other Securities		3,421,185	0.1%

GREECE — (0.4%)
	Other Securities		15,845,772	0.4%

HONG KONG — (0.0%)
	Other Securities		162,890	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HUNGARY — (0.0%)
	Other Securities		$1,542,255	0.0%

	INDIA — (16.5%)
	Federal Bank Ltd.	5,370,459	8,892,903	0.2%
	KPIT Technologies Ltd.	686,673	7,717,992	0.2%
	Persistent Systems Ltd.	203,164	11,810,212	0.3%
	Phoenix Mills Ltd.	336,538	5,955,687	0.2%
	Supreme Industries Ltd.	207,576	6,898,229	0.2%
	Tube Investments of India Ltd.	314,381	9,958,087	0.3%
	Other Securities		610,361,996	15.2%

	TOTAL INDIA		661,595,106	16.6%

	INDONESIA — (1.9%)
	Other Securities		77,356,198	1.9%

	KUWAIT — (0.1%)
	Other Securities		4,301,283	0.1%

	MALAYSIA — (1.6%)
	Other Securities		63,002,024	1.6%

	MEXICO — (3.1%)
Ω	Banco del Bajio SA	2,573,919	8,463,533	0.2%
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,361,595	0.2%
	Grupo Comercial Chedraui SA de CV	1,733,477	10,248,817	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,506,705	0.3%
*	Industrias CH SAB de CV, Class B	1,697,905	19,211,980	0.5%
	La Comer SAB de CV	2,986,626	6,528,235	0.2%
	Other Securities		63,309,761	1.4%

	TOTAL MEXICO.		124,630,626	3.1%

	PHILIPPINES — (1.1%)
	Other Securities		43,922,039	1.1%

	POLAND — (1.2%)
	Grupa Kety SA	54,308	7,404,726	0.2%
	KRUK SA	66,442	5,998,398	0.2%
	Other Securities		32,880,505	0.8%

	TOTAL POLAND		46,283,629	1.2%

	QATAR — (0.7%)
	Other Securities		28,125,020	0.7%

	SAUDI ARABIA — (4.1%)
*	Dar Al Arkan Real Estate Development Co.	1,798,980	7,765,734	0.2%
	Other Securities		157,647,203	3.9%

	TOTAL SAUDI ARABIA		165,412,937	4.1%

	SOUTH AFRICA — (3.2%)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,765,685	8,139,808	0.2%
	Other Securities		119,427,392	3.0%

	TOTAL SOUTH AFRICA		127,567,200	3.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (11.6%)
Other Securities		$465,613,995	11.7%

TAIWAN — (18.2%)
Taichung Commercial Bank Co. Ltd.	16,106,397	7,396,120	0.2%
Other Securities		720,715,870	18.0%

TOTAL TAIWAN		728,111,990	18.2%

THAILAND — (2.2%)
Other Securities		90,101,353	2.3%

TURKEY — (1.3%)
* Sasa Polyester Sanayi AS	1,429,621	7,332,093	0.2%
Other Securities		45,070,925	1.1%

TOTAL TURKEY		52,403,018	1.3%

UNITED ARAB EMIRATES — (1.1%)
Abu Dhabi Islamic Bank PJSC	3,212,096	9,951,306	0.3%
Other Securities		35,437,839	0.8%

TOTAL UNITED ARAB EMIRATES		45,389,145	1.1%

TOTAL COMMON STOCKS		3,939,873,241	98.7%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		191,780	0.0%

TOTAL MUTUAL FUNDS		191,780	0.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		26,633,175	0.7%

CHILE — (0.0%)
Other Securities		1,122,223	0.0%

COLOMBIA — (0.0%)
Other Security		59,117	0.0%

INDIA — (0.0%)
Other Security		526,903	0.0%

PHILIPPINES — (0.0%)
Other Security		387,092	0.0%

TOTAL PREFERRED STOCKS		28,728,510	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		123,629	0.0%

KUWAIT — (0.0%)
Other Security		23,740	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$105,556	0.0%

THAILAND — (0.0%)
Other Securities		289	0.0%

TOTAL RIGHTS/WARRANTS		253,214	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,636,646,675)		3,969,046,745

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	3,653,595	42,261,132	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,678,907,115)		$4,011,307,877	100.5%

As of April 30, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	573	06/16/23	$27,777,580	$28,197,330	$419,750

Total Futures Contracts			$27,777,580	$28,197,330	$419,750

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$167,299,404	$4,867,804	—	$172,167,208
Chile	1,816,610	27,918,432	—	29,735,042
China	39,337,413	947,540,805	$6,305,108	993,183,326
Colombia	2,868,141	553,044	—	3,421,185
Greece	119,795	15,725,977	—	15,845,772
Hong Kong	5,687	157,203	—	162,890
Hungary	—	1,542,255	—	1,542,255
India	630,314	660,956,241	8,551	661,595,106
Indonesia	2,700,738	74,307,822	347,638	77,356,198
Kuwait	4,007,921	293,362	—	4,301,283
Malaysia	—	63,002,024	—	63,002,024
Mexico	119,107,675	5,522,951	—	124,630,626
Philippines	—	43,418,501	503,538	43,922,039
Poland	—	46,283,629	—	46,283,629
Qatar	—	28,125,020	—	28,125,020
Saudi Arabia	617,681	164,795,256	—	165,412,937
South Africa	8,351,832	119,215,368	—	127,567,200
South Korea	685,547	462,650,817	2,277,631	465,613,995
Taiwan	—	727,996,870	115,120	728,111,990

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$85,702,455	$4,393,027	$5,871		$90,101,353
Turkey	—	52,403,018	—		52,403,018
United Arab Emirates	—	45,389,145	—		45,389,145
Preferred Stocks
Brazil	26,537,908	95,267	—		26,633,175
Chile	—	1,122,223	—		1,122,223
Colombia	59,117	—	—		59,117
India	—	526,903	—		526,903
Philippines	—	387,092	—		387,092
Rights/Warrants
Brazil	—	123,629	—		123,629
Kuwait	—	23,740	—		23,740
Taiwan	—	105,556	—		105,556
Thailand	—	289	—		289
Mutual Funds	191,780	—	—		191,780
Securities Lending Collateral	—	42,261,132	—		42,261,132
Futures Contracts**	419,750	—	—		419,750

TOTAL	$460,459,768	$3,541,704,402	$9,563,457	^	$4,011,727,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $650,330, $124,204, $84,014 and $10,037 of securities on loan, respectively)	$12,090,360	$2,835,617	$1,287,870	$1,372,985
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $612,918, $50,232, $10,338 and $10,666, respectively)	613,017	50,234	10,338	10,666
Segregated Cash for Futures Contracts	6,754	—	—	—
Foreign Currencies at Value	115,808	1,213	2,055	10,939
Cash	14,864	2,355	38	17
Receivables:
Investment Securities Sold	24,137	1,682	1,668	203
Dividends, Interest and Tax Reclaims	129,931	37,258	2,003	11,008
Securities Lending Income	1,765	156	252	35
Futures Margin Variation	235	—	—	—
Prepaid Expenses and Other Assets	20	5	2	3

Total Assets	12,996,891	2,928,520	1,304,226	1,405,856

LIABILITIES:
Payables:
Upon Return of Securities Loaned	612,887	50,283	10,352	10,668
Investment Securities Purchased	8,021	2,394	932	—
Due to Advisor	2,017	236	107	111
Unrealized Loss on Foreign Currency Contracts	12	4	3	—
Accrued Expenses and Other Liabilities	559	313	191	106

Total Liabilities	623,496	53,230	11,585	10,885

NET ASSETS	$12,373,395	$2,875,290	$1,292,641	$1,394,971

Investment Securities at Cost	$10,444,124	$2,744,627	$1,491,731	$1,335,687

Foreign Currencies at Cost	$116,025	$1,214	$2,059	$10,889

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series*	Series*	Series*	Cap Series*
ASSETS:
Investment Securities at Value (including $396,803, $130,973, $96,286 and $299,468 of securities on loan, respectively)	$5,193,980	$1,289,766	$4,522,754	$3,969,047
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $416,601, $135,518, $35,534 and $42,260, respectively)	416,625	135,531	35,538	42,261
Segregated Cash for Futures Contracts	—	—	929	845
Foreign Currencies at Value	24,357	1,881	29,246	24,695
Cash	114	22	20,308	17,218
Receivables:
Investment Securities Sold	2,053	209	7,111	5,281
Dividends, Interest and Tax Reclaims	43,496	1,288	10,609	8,244
Securities Lending Income	568	122	339	1,070
Futures Margin Variation	—	—	158	144
Unrealized Gain on Foreign Currency Contracts	—	—	1	2
Prepaid Expenses and Other Assets	8	2	9	7

Total Assets	5,681,201	1,428,821	4,627,002	4,068,814

LIABILITIES:
Payables:
Upon Return of Securities Loaned	416,720	135,604	35,601	42,246
Investment Securities Purchased	24	772	8,439	7,813
Due to Advisor	427	107	375	657
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	34,170	24,421
Accrued Expenses and Other Liabilities	572	80	1,118	1,087

Total Liabilities	417,743	136,563	79,704	76,224

NET ASSETS	$5,263,458	$1,292,258	$4,547,298	$3,992,590

Investment Securities at Cost	$4,267,220	$1,137,043	$2,950,309	$3,636,647

Foreign Currencies at Cost	$24,385	$1,874	$29,229	$24,581

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $30,512, $4,977, $330 and $124, respectively)	$271,315	$44,755	$22,840	$21,153
Income from Securities Lending	3,633	968	1,830	191

Total Investment Income	274,948	45,723	24,670	21,344

Expenses
Investment Management Fees	11,753	1,388	647	660
Accounting & Transfer Agent Fees	188	48	26	25
Custodian Fees	377	196	93	39
Shareholders’ Reports	11	9	9	8
Directors’/Trustees’ Fees & Expenses	45	11	5	6
Professional Fees	81	16	9	8
Other	168	42	21	20

Total Expenses	12,623	1,710	810	766

Fees Paid Indirectly (Note C)	346	42	8	20

Net Expenses	12,277	1,668	802	746

Net Investment Income (Loss)	262,671	44,055	23,868	20,598

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	54,547	42	(4,438)	(5,571)
Affiliated Investment Companies Shares Sold	(36)	2	1	5
Futures	5,317	—	—	—
Foreign Currency Transactions	5,293	1,367	495	583
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	452,118	145,370	277,109
Affiliated Investment Companies Shares	292	21	7	7
Futures	(101)	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,461	(183)	(19)	72

Net Realized and Unrealized Gain (Loss)	1,995,994	453,367	141,416	272,205

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,258,665	$497,422	$165,284	$292,803

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9,898, $2,546, $6,714 and $4,793, respectively)	$66,428	$14,700	$62,076	$37,367
Income from Securities Lending	2,768	794	1,827	5,683

Total Investment Income	69,196	15,494	63,903	43,050

Expenses
Investment Management Fees	2,480	634	2,223	3,882
Accounting & Transfer Agent Fees	83	21	81	73
Custodian Fees	367	30	968	971
Shareholders’ Reports	9	8	9	9
Directors’/Trustees’ Fees & Expenses	20	5	18	17
Professional Fees	35	8	53	79
Other	72	19	71	66

Total Expenses	3,066	725	3,423	5,097

Fees Paid Indirectly (Note C)	40	15	199	144

Net Expenses	3,026	710	3,224	4,953

Net Investment Income (Loss)	66,170	14,784	60,679	38,097

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	23,523	36,054	(19,498)	59,459
Affiliated Investment Companies Shares Sold	19	(2)	(11)	12
Futures	—	100	1,503	453
Foreign Currency Transactions	411	87	390	1,028
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,012,650	68,894	643,289	470,311
Affiliated Investment Companies Shares	126	97	39	26
Futures	—	—	2,781	3,601
Translation of Foreign Currency-Denominated Amounts	3,266	3	39	123

Net Realized and Unrealized Gain (Loss)	1,039,995	105,233	628,532	535,013

Net Increase (Decrease) in Net Assets Resulting from
Operations	$1,106,165	$120,017	$689,211	$573,110

**	Net of foreign capital gain taxes withheld of $0, $0, $1,921 and $5,243, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$262,671	$508,688	$44,055	$74,322	$23,868	$65,743
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	54,547	6,848	42	5,574	(4,438)	33,519
Affiliated Investment Companies Shares Sold	(36)	36	2	(8)	1	(10)
Futures	5,317	(16,735)	—	—	—	349
Foreign Currency Transactions	5,293	(13,407)	1,367	(5,554)	495	(731)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	(2,198,406)	452,118	(862,888)	145,370	(565,107)
Affiliated Investment Companies Shares	292	(280)	21	(32)	7	(12)
Futures	(101)	2,503	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,461	(4,633)	(183)	(284)	(19)	(8)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,258,665	(1,715,386)	497,422	(788,870)	165,284	(466,257)

Transactions in Interest:
Contributions	113,065	1,269,316	53,890	112,114	39,524	49,404
Withdrawals	(525,468)	(1,324,290)	(196,365)	(219,045)	(106,188)	(212,093)

Net Increase (Decrease) from Transactions in Interest	(412,403)	(54,974)	(142,475)	(106,931)	(66,664)	(162,689)

Total Increase (Decrease) in Net Assets	1,846,262	(1,770,360)	354,947	(895,801)	98,620	(628,946)
Net Assets
Beginning of Period	10,527,133	12,297,493	2,520,343	3,416,144	1,194,021	1,822,967

End of Period	$12,373,395	$10,527,133	$2,875,290	$2,520,343	$1,292,641	$1,194,021

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,598	$62,067	$66,170	$153,871	$14,784	$39,942
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(5,571)	(4,763)	23,523	53,125	36,054	84,639
Affiliated Investment Companies Shares Sold	5	(3)	19	(59)	(2)	(66)
Futures	—	—	—	—	100	27
Foreign Currency Transactions	583	(1,687)	411	(2,690)	87	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	277,109	(665,322)	1,012,650	(2,054,707)	68,894	(295,189)
Affiliated Investment Companies Shares	7	(11)	126	(130)	97	(101)
Translation of Foreign Currency-Denominated Amounts	72	(66)	3,266	(3,148)	3	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	292,803	(609,785)	1,106,165	(1,853,738)	120,017	(170,858)

Transactions in Interest:
Contributions	1,640	38,338	2,845	179,167	1,109	51,681
Withdrawals	(67,319)	(157,982)	(192,115)	(517,971)	(43,928)	(117,171)

Net Increase (Decrease) from Transactions in Interest	(65,679)	(119,644)	(189,270)	(338,804)	(42,819)	(65,490)

Total Increase (Decrease) in Net Assets	227,124	(729,429)	916,895	(2,192,542)	77,198	(236,348)
Net Assets
Beginning of Period	1,167,847	1,897,276	4,346,563	6,539,105	1,215,060	1,451,408

End of Period	$1,394,971	$1,167,847	$5,263,458	$4,346,563	$1,292,258	$1,215,060

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,679	$169,766	$38,097	$130,163
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(19,498)	37,299	59,459	106,869
Affiliated Investment Companies Shares Sold	(11)	(29)	12	(18)
Futures	1,503	(15,196)	453	(6,942)
Foreign Currency Transactions	390	(2,541)	1,028	(2,550)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	643,289	(1,639,645)	470,311	(1,297,378)
Affiliated Investment Companies Shares	39	(47)	26	(41)
Futures	2,781	(1,197)	3,601	(3,235)
Translation of Foreign Currency-Denominated Amounts	39	8	123	80

Net Increase (Decrease) in Net Assets Resulting from Operations	689,211	(1,451,582)	573,110	(1,073,052)

Transactions in Interest:
Contributions	70,532	434,631	79,986	283,303
Withdrawals	(204,873)	(1,299,951)	(181,425)	(818,051)

Net Increase (Decrease) from Transactions in Interest	(134,341)	(865,320)	(101,439)	(534,748)

Total Increase (Decrease) in Net Assets	554,870	(2,316,902)	471,671	(1,607,800)
Net Assets
Beginning of Period	3,992,428	6,309,330	3,520,919	5,128,719

End of Period	$4,547,298	$3,992,428	$3,992,590	$3,520,919

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $1,921 and $5,243, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	21.72	%(B)	(13.82%)	51.09%	(18.68%)	3.60%	(8.10%)	20.06	%(B)	(23.60%)	13.08%	(1.93%)	4.47%	(7.46%)
Net Assets, End of Period (thousands)	$12,373,395		$10,527,133	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$2,875,290		$2,520,343	$3,416,144	$2,943,153	$3,748,177	$3,834,097
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.21%	0.21%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.47	%(C)	4.36%	3.50%	2.77%	3.92%	3.21%	3.17	%(C)	2.56%	2.11%	2.13%	2.32%	1.90%
Portfolio Turnover Rate	4	%(B)	15%	9%	12%	16%	20%	3	%(B)	11%	11%	5%	12%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	13.86	%(B)	(26.65%)	38.31%	0.14%	5.27%	(8.14%)	25.48	%(B)	(33.34%)	51.93%	(14.87%)	10.67%	(8.90%)
Net Assets, End of Period (thousands)	$1,292,641		$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,394,971		$1,167,847	$1,897,276	$1,475,782	$2,277,451	$2,188,825
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.11%	0.12%	0.12%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.11%	0.12%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.69	%(C)	4.23%	3.42%	4.21%	4.11%	3.96%	3.12	%(C)	4.07%	2.27%	2.38%	3.43%	3.23%
Portfolio Turnover Rate	8	%(B)	19%	19%	18%	18%	18%	4	%(B)	14%	12%	9%	18%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	25.86	%(B)	(29.07%)	51.24%	(2.23%)	8.43%	(10.78%)	10.05	%(B)	(12.52%)	59.72%	6.02%	1.00%	(10.44%)
Net Assets, End of Period (thousands)	$5,263,458		$4,346,563	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$1,292,258		$1,215,060	$1,451,408	$970,883	$1,148,615	$1,146,811
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.12%	0.12%	0.12%	0.12%	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.12%	0.12%	0.13%	0.12%	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.67	%(C)	2.85%	2.11%	2.15%	2.74%	2.51%	2.33	%(C)	3.00%	1.90%	2.08%	2.37%	2.11%
Portfolio Turnover Rate	3	%(B)	11%	17%	8%	17%	15%	8	%(B)	15%	27%	18%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	17.44	%(B)	(25.79%)	22.22%	2.67%	11.40%	(11.83%)	16.51	%(B)	(22.31%)	36.03%	1.25%	13.47%	(16.06%)
Net Assets, End of Period (thousands)	$4,547,298		$3,992,428	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$3,992,590		$3,520,919	$5,128,719	$4,906,954	$6,430,367	$6,306,302
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.13%	0.14%	0.14%	0.26	%(C)	0.26%	0.27%	0.25%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.16%	0.15%	0.14%	0.15%	0.14%	0.26	%(C)	0.26%	0.27%	0.26%	0.25%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.73	%(C)	3.26%	2.42%	2.38%	3.04%	2.40%	1.96	%(C)	2.91%	2.47%	2.64%	2.90%	2.77%
Portfolio Turnover Rate	5	%(B)	10%	19%	22%	9%	12%	8	%(B)	12%	16%	18%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$346
The Japanese Small Company Series	42
The Asia Pacific Small Company Series	8
The United Kingdom Small Company Series	20
The Continental Small Company Series	40
The Canadian Small Company Series	15
The Emerging Markets Series	199
The Emerging Markets Small Cap Series	144

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2023, the total related amounts paid by the Trust to the CCO were $15 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$145
The Japanese Small Company Series	38
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	24
The Continental Small Company Series	31
The Canadian Small Company Series	8
The Emerging Markets Series	59
The Emerging Markets Small Cap Series	52

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$424,304	$575,397
The Japanese Small Company Series	$86,459	$196,004
The Asia Pacific Small Company Series	$106,265	$134,827
The United Kingdom Small Company Series	$47,777	$66,772
The Continental Small Company Series	$149,031	$303,780
The Canadian Small Company Series	$104,661	$105,800

	Purchases	Sales
The Emerging Markets Series	$232,610	$296,427
The Emerging Markets Small Cap Series	$304,333	$371,480

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

Total	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$55,545	$168,415	$173,749	$2	$21	$50,234	4,343	$1,096	—

Total	$55,545	$168,415	$173,749	$2	$21	$50,234	4,343	$1,096	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$17,305	$30,842	$37,817	$1	$7	$10,338	894	$388	—

Total	$17,305	$30,842	$37,817	$1	$7	$10,338	894	$388	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$29,468	$37,797	$56,611	$5	$7	$10,666	922	$312	—

Total	$29,468	$37,797	$56,611	$5	$7	$10,666	922	$312	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$256,520	$651,737	$491,777	$19	$126	$416,625	36,018	$6,035	—

Total	$256,520	$651,737	$491,777	$19	$126	$416,625	36,018	$6,035	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$199,722	$340,065	$404,351	$(2)	$97	$135,531	11,717	$3,743	—

Total	$199,722	$340,065	$404,351	$(2)	$97	$135,531	11,717	$3,743	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

Total	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$65,972	$133,659	$157,408	$12	$26	$42,261	3,654	$1,300	—

Total	$65,972	$133,659	$157,408	$12	$26	$42,261	3,654	$1,300	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,085,677	$2,510,718	$(864,384)	$1,646,334
The Japanese Small Company Series	2,854,277	529,827	(438,835)	90,992
The Asia Pacific Small Company Series	1,529,523	214,114	(417,974)	(203,860)
The United Kingdom Small Company Series	1,355,587	327,613	(290,314)	37,299
The Continental Small Company Series	4,714,608	1,593,721	(666,937)	926,784
The Canadian Small Company Series	1,309,403	316,833	(164,096)	152,737
The Emerging Markets Series	3,033,652	1,935,324	(362,875)	1,572,449
The Emerging Markets Small Cap Series	3,768,255	1,173,667	(841,243)	332,424

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$114,931
The Canadian Small Company Series	1,011
The Emerging Markets Series	33,407
The Emerging Markets Small Cap Series	30,056

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
The DFA International Value Series	$5,418	$5,418
The Emerging Markets Series	633	633
The Emerging Markets Small Cap Series	420	420

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,317	$5,317
The Canadian Small Company Series	100	100
The Emerging Markets Series	1,503	1,503
The Emerging Markets Small Cap Series	453	453

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(101)	$(101)
The Emerging Markets Series	2,781	2,781
The Emerging Markets Small Cap Series	3,601	3,601

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
The DFA International Value Series	5.29%	$1,696	6	$1	$4,987	—
The Japanese Small Company Series	5.30%	1,638	11	3	17,047	—
The Asia Pacific Small Company Series	5.24%	67	14	—	140	—
The United Kingdom Small Company Series	4.78%	43	5	—	92	—
The Continental Small Company Series	4.98%	190	22	1	571	—
The Canadian Small Company Series	4.79%	56	6	—	90	—
The Emerging Markets Series	4.58%	135	3	—	213	—
The Emerging Markets Small Cap Series	5.08%	6,998	3	3	18,908	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$78,288	$20,104	$2,424
The Japanese Small Company Series	14,390	17,503	(1,227)
The Asia Pacific Small Company Series	5,434	11,189	(840)
The United Kingdom Small Company Series	7,508	5,785	(3,308)
The Continental Small Company Series	8,815	18,088	(244)
The Canadian Small Company Series	14,550	11,813	4,570
The Emerging Markets Series	2,494	885	(447)
The Emerging Markets Small Cap Series	915	1,299	45

J. Securities Lending:

As of April 30, 2023, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$67,361
The Japanese Small Company Series	83,334
The Asia Pacific Small Company Series	80,616
The Continental Small Company Series	5,511
The Canadian Small Company Series	1,752
The Emerging Markets Series	69,607
The Emerging Markets Small Cap Series	273,137

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$612,887	—	—	—	$612,887
The Japanese Small Company Series Common Stocks	50,283	—	—	—	50,283
The Asia Pacific Small Company Series Common Stocks	10,352	—	—	—	10,352
The United Kingdom Small Company Series Common Stocks	10,668	—	—	—	10,668
The Continental Small Company Series Common Stocks, Rights/Warrants	416,720	—	—	—	416,720
The Canadian Small Company Series Common Stocks, Rights/Warrants	135,604	—	—	—	135,604
The Emerging Markets Series Common Stocks	35,601	—	—	—	35,601
The Emerging Markets Small Cap Series Common Stocks	42,246	—	—	—	42,246

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,176.90	0.15%	$0.81
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.05	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value
Fund
Communication Services	2.9%
Consumer Discretionary	8.5%
Consumer Staples	2.8%
Energy	10.5%
Financials	29.9%
Health Care	2.6%
Industrials	10.0%
Information Technology	11.8%
Materials	15.2%
Real Estate	4.4%
Utilities	1.4%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
BRAZIL — (3.5%)
Petroleo Brasileiro SA	10,640,384	$56,894,631	0.6%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	98,435,518	0.9%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	47,226,620	0.5%
Other Securities		170,883,216	1.5%

TOTAL BRAZIL		373,439,985	3.5%

CHILE — (0.6%)
Other Securities		63,664,980	0.6%

CHINA — (28.6%)
Agricultural Bank of China Ltd., Class H	90,608,000	35,031,988	0.4%
* Alibaba Group Holding Ltd.	8,310,500	87,872,090	0.9%
* Baidu, Inc., Sponsored ADR	661,161	79,742,628	0.8%
Bank of China Ltd., Class H	255,029,817	101,848,181	1.0%
China Construction Bank Corp., Class H	425,561,101	284,498,654	2.7%
China Merchants Bank Co. Ltd., Class H	15,005,000	72,430,975	0.7%
China Overseas Land & Investment Ltd.	14,029,500	35,580,813	0.4%
China Petroleum & Chemical Corp., Class H	84,877,575	55,630,043	0.5%
# China Resources Land Ltd.	15,272,000	71,117,966	0.7%
China Shenhua Energy Co. Ltd., Class H	13,501,000	44,844,207	0.4%
Industrial & Commercial Bank of China Ltd., Class H	220,681,996	118,727,794	1.1%
PetroChina Co. Ltd., Class H	102,478,000	71,184,745	0.7%
Ping An Insurance Group Co. of China Ltd., Class H	17,610,500	128,477,765	1.2%
* Trip.com Group Ltd., ADR	1,370,818	48,677,747	0.5%
*Ω Xiaomi Corp., Class B	26,124,400	37,081,066	0.4%
Other Securities		1,756,666,959	16.2%

TOTAL CHINA		3,029,413,621	28.6%

COLOMBIA — (0.0%)
Other Securities		4,826,796	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		10,614,101	0.1%

GREECE — (0.4%)
Other Securities		40,337,244	0.4%

HONG KONG — (0.0%)
Other Securities		283,596	0.0%

HUNGARY — (0.2%)
Other Securities		23,151,907	0.2%

INDIA — (15.8%)
Axis Bank Ltd.	9,710,222	102,500,145	1.0%
Hindalco Industries Ltd.	8,224,639	44,068,117	0.4%
Housing Development Finance Corp. Ltd.	2,663,444	90,565,366	0.9%
ICICI Bank Ltd., Sponsored ADR	3,348,799	76,185,174	0.7%
JSW Steel Ltd.	4,182,960	37,284,635	0.4%
Larsen & Toubro Ltd.	2,322,577	67,211,939	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Mahindra & Mahindra Ltd.	3,828,144	$57,512,435	0.6%
Reliance Industries Ltd.	11,255,226	334,165,230	3.2%
State Bank of India	7,219,632	51,074,729	0.5%
Tata Steel Ltd.	26,249,748	34,817,202	0.3%
Other Securities		776,143,160	7.1%

TOTAL INDIA		1,671,528,132	15.8%

INDONESIA — (1.9%)
Other Securities		204,401,278	1.9%

KUWAIT — (0.0%)
Other Securities		4,797,249	0.0%

MALAYSIA — (1.8%)
Other Securities		188,422,067	1.8%

MEXICO — (3.0%)
Grupo Financiero Banorte SAB de CV, Class O	5,915,135	51,263,740	0.5%
Grupo Mexico SAB de CV, Class B	8,706,607	42,580,269	0.4%
Other Securities		222,045,352	2.1%

TOTAL MEXICO		315,889,361	3.0%

PHILIPPINES — (1.0%)
Other Securities		107,642,745	1.0%

POLAND — (0.8%)
Other Securities		88,451,130	0.8%

QATAR — (0.6%)
Other Securities		65,272,991	0.6%

SAUDI ARABIA — (3.8%)
Saudi Basic Industries Corp.	3,539,269	87,570,931	0.8%
Saudi National Bank	3,183,326	41,780,063	0.4%
Other Securities		269,345,740	2.6%

TOTAL SAUDI ARABIA		398,696,734	3.8%

SOUTH AFRICA — (3.3%)
Impala Platinum Holdings Ltd.	3,641,990	35,457,682	0.3%
Other Securities		319,774,867	3.1%

TOTAL SOUTH AFRICA		355,232,549	3.4%

SOUTH KOREA — (12.1%)
Hana Financial Group, Inc.	1,088,869	34,216,213	0.3%
Hyundai Motor Co.	371,214	54,987,662	0.5%
# KB Financial Group, Inc., ADR	1,993,626	74,342,313	0.7%
Kia Corp.	1,032,241	65,375,196	0.6%
LG Electronics, Inc.	515,299	42,315,279	0.4%
# POSCO Holdings, Inc., Sponsored ADR	894,676	63,629,357	0.6%
Samsung Electronics Co. Ltd.	1,452,256	71,456,928	0.7%
SK Hynix, Inc.	2,129,150	143,256,630	1.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$727,951,410	6.9%

TOTAL SOUTH KOREA		1,277,530,988	12.1%

TAIWAN — (16.5%)
ASE Technology Holding Co. Ltd.	13,379,000	43,984,115	0.4%
China Steel Corp.	55,859,320	52,978,943	0.5%
CTBC Financial Holding Co. Ltd.	74,971,073	55,264,044	0.5%
Fubon Financial Holding Co. Ltd.	32,378,681	62,358,092	0.6%
Hon Hai Precision Industry Co. Ltd.	38,800,192	132,213,520	1.3%
Nan Ya Plastics Corp.	14,998,000	38,118,554	0.4%
# United Microelectronics Corp.	29,448,681	47,363,957	0.5%
Other Securities		1,313,396,216	12.3%

TOTAL TAIWAN		1,745,677,441	16.5%

THAILAND — (2.1%)
PTT PCL	47,667,700	43,273,994	0.4%
Other Securities		183,712,535	1.7%

TOTAL THAILAND		226,986,529	2.1%

TURKEY — (0.9%)
Other Securities		92,990,903	0.9%

UNITED ARAB EMIRATES — (1.2%)
Emaar Properties PJSC	21,500,802	34,858,401	0.3%
Other Securities		88,098,977	0.9%

TOTAL UNITED ARAB EMIRATES		122,957,378	1.2%

TOTAL COMMON STOCKS		10,412,209,705	98.4%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	4,730,679	22,478,266	0.2%
Other Securities		42,018,401	0.4%

TOTAL BRAZIL		64,496,667	0.6%

COLOMBIA — (0.1%)
Other Securities		2,534,331	0.1%

INDIA — (0.0%)
Other Security		104,532	0.0%

PHILIPPINES — (0.0%)
Other Security		609,625	0.0%

SOUTH KOREA — (0.0%)
Other Securities		56,892	0.0%

TAIWAN — (0.0%)
Other Security		1,169,180	0.0%

TOTAL PREFERRED STOCKS		68,971,227	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
THAILAND — (0.0%)
Other Securities		$4,950	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,284,216,160)		10,481,185,882

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	10,192,419	117,895,713	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $9,402,091,873)		$10,599,081,595	100.2%

As of April 30, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/16/23	$31,333,986	$31,986,500	$652,514
S&P 500® E-mini Index	202	06/16/23	40,656,501	42,303,850	1,647,349

Total Futures Contracts			$71,990,487	$74,290,350	$2,299,863

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$372,155,630	$1,284,355	—	$373,439,985
Chile	1,306,491	62,358,489	—	63,664,980
China	181,240,690	2,837,721,491	$10,451,440	3,029,413,621
Colombia	4,824,803	1,993	—	4,826,796
Czech Republic	—	10,614,101	—	10,614,101
Greece	—	40,337,244	—	40,337,244
Hong Kong	—	283,596	—	283,596
Hungary	—	23,151,907	—	23,151,907
India	81,997,169	1,588,494,827	1,036,136	1,671,528,132
Indonesia	—	204,080,954	320,324	204,401,278
Kuwait	4,096,483	700,766	—	4,797,249
Malaysia	—	188,422,067	—	188,422,067
Mexico	309,363,711	6,525,650	—	315,889,361
Philippines	—	106,949,489	693,256	107,642,745
Poland	—	88,451,130	—	88,451,130
Qatar	—	65,272,991	—	65,272,991
Saudi Arabia	819,279	397,877,455	—	398,696,734
South Africa	59,773,205	295,459,344	—	355,232,549
South Korea	181,399,004	1,093,922,200	2,209,784	1,277,530,988
Taiwan	18,176,951	1,727,404,688	95,802	1,745,677,441
Thailand	211,924,356	15,062,173	—	226,986,529
Turkey	—	92,990,903	—	92,990,903

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$122,957,378	—	$122,957,378
Preferred Stocks
Brazil	$64,435,157	61,510	—	64,496,667
Colombia	2,534,331	—	—	2,534,331
India	—	104,532	—	104,532
Philippines	—	609,625	—	609,625
South Korea	15,142	41,750	—	56,892
Taiwan	—	1,169,180	—	1,169,180
Rights/Warrants
Thailand	—	4,950	—	4,950
Securities Lending Collateral	—	117,895,713	—	117,895,713
Futures Contracts**	2,299,863	—	—	2,299,863

TOTAL	$1,496,362,265	$9,090,212,451	$14,806,742^	$10,601,381,458

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $282,189 of securities on loan)*	$10,481,186
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $117,876)	117,896
Segregated Cash for Futures Contracts	3,221
Foreign Currencies at Value	91,740
Cash	43,410
Receivables:
Investment Securities Sold	9,977
Dividends, Interest and Tax Reclaims	29,175
Securities Lending Income	653
Futures Margin Variation	514
Unrealized Gain on Foreign Currency Contracts	3
Prepaid Expenses and Other Assets	24

Total Assets	10,777,799

LIABILITIES:
Payables:
Upon Return of Securities Loaned	117,906
Investment Securities Purchased	20,013
Due to Advisor	867
Unrealized Loss on Foreign Currency Contracts	1
Deferred Taxes Payable	57,399
Accrued Expenses and Other Liabilities	2,259

Total Liabilities	198,445

NET ASSETS	$10,579,354

Investment Securities at Cost	$9,284,216

Foreign Currencies at Cost	$90,661

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,143)	$163,016
Income from Securities Lending	3,918

Total Investment Income	166,934

Expenses
Investment Management Fees	5,224
Accounting & Transfer Agent Fees	195
Custodian Fees	2,068
Shareholders’ Reports	11
Directors’/Trustees’ Fees & Expenses	43
Professional Fees	129
Other	275

Total Expenses	7,945

Fees Paid Indirectly (Note C)	465

Net Expenses	7,480

Net Investment Income (Loss)	159,454

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(21,974)
Affiliated Investment Companies Shares Sold	11
Futures	4,200
Foreign Currency Transactions	(976)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,537,801
Affiliated Investment Companies Shares	103
Futures	4,433
Translation of Foreign Currency-Denominated Amounts	93

Net Realized and Unrealized Gain (Loss)	1,523,691

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,683,145

**	Net of foreign capital gain taxes withheld of $8,563.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$159,454	$575,340
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(21,974)	390,078
Affiliated Investment Companies Shares Sold	11	6
Futures	4,200	(15,965)
Foreign Currency Transactions	(976)	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,537,801	(3,314,774)
Affiliated Investment Companies Shares	103	(133)
Futures	4,433	(2,584)
Translation of Foreign Currency-Denominated Amounts	93	(62)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,683,145	(2,379,751)

Transactions in Interest:
Contributions	110,905	611,182
Withdrawals	(974,835)	(1,940,997)

Net Increase (Decrease) from Transactions in Interest	(863,930)	(1,329,815)

Total Increase (Decrease) in Net Assets	819,215	(3,709,566)
Net Assets
Beginning of Period	9,760,139	13,469,705

End of Period	$10,579,354	$9,760,139

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $8,563.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	17.69	%(B)	(19.27%)	35.69%	(9.41%)	5.24%	(9.06%)
Net Assets, End of Period (thousands)	$10,579,354		$9,760,139	$13,469,705	$12,870,255	$17,426,097	$16,684,907
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.14%	0.14%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.05	%(C)	4.79%	3.26%	3.25%	2.95%	2.78%
Portfolio Turnover Rate	4	%(B)	14%	14%	20%	14%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $276 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2023, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2023, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$465

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $2 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$276

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$365,729	$1,124,836

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$204,252	$437,954	$524,424	$11	$103	$117,896	10,192	$3,352	—
Total	$204,252	$437,954	$524,424	$11	$103	$117,896	10,192	$3,352	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,530,630	$2,783,005	$(1,586,015)	$1,196,990

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$75,144

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *, (1)
Dimensional Emerging Markets Value Fund	$2,300	$2,300

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$4,200	$4,200

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$4,433	$4,433

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional Emerging Markets Value Fund	4.65%	$6,303	11	$9	$14,112	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional Emerging Markets Value Fund	Borrower	4.59%	$51,943	5	$33	$66,546	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Fund utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2023, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$4,056	$1,590	$(98)

J. Securities Lending:

As of April 30, 2023, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$270,910

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$117,906	—	—	—	$117,906

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for the DFA Global Real Estate Securities Portfolio. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043023-001SI
00286339

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

U.S. Large Cap Value Portfolio III

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio III (2)
Actual Fund Return	$1,000.00	$1,217.10	0.24%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

U.S. Large Cap Value Portfolio III (2)
Actual Fund Return	$1,000.00	$1,026.50	0.14%	$0.70

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere in the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Companies
DFA International Value Portfolio III	100.0%
U.S. Large Cap Value Portfolio III	100.0%

4

DFA INTERNATIONAL VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$2,966,980,336

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$2,966,980,336

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

5

U.S. LARGE CAP VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,462,207,235

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,462,207,235

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Value Portfolio III	U.S. Large Cap Value Portfolio III
ASSETS:
Investments in Affiliated Investment Company at Value	$2,966,980	$3,462,207
Receivables:
Fund Shares Sold	209	801
Prepaid Expenses and Other Assets	30	39

Total Assets	2,967,219	3,463,047

LIABILITIES:
Payables:
Fund Shares Redeemed	5,658	10,260
Due to Advisor	24	28
Accrued Expenses and Other Liabilities	94	124

Total Liabilities	5,776	10,412

NET ASSETS	$2,961,443	$3,452,635

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	176,842,448	125,790,838

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.75	$27.45

NET ASSETS CONSIST OF:
Paid-In Capital	$2,336,303	$1,673,892
Total Distributable Earnings (Loss)	625,140	1,778,743

NET ASSETS	$2,961,443	$3,452,635

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	700,000,000

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA International Value Portfolio III*	U.S. Large Cap Value Portfolio III*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $7,372 and $0, respectively)	$65,659	$44,752
Income from Securities Lending	879	56
Expenses Allocated from Affiliated Investment Companies	(2,982)	(1,902)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	63,556	42,906

Fund Expenses
Investment Management Fees	2,998	1,928
Accounting & Transfer Agent Fees	209	250
Filing Fees	28	40
Shareholders’ Reports	32	31
Directors’/Trustees’ Fees & Expenses	11	14
Professional Fees	14	17
Other	8	9

Total Fund Expenses	3,300	2,289

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2,855	1,752

Net Expenses	445	537

Net Investment Income (Loss)	63,111	42,369

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	14,039	109,759
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	474,794	(58,390)

Net Realized and Unrealized Gain (Loss)	488,833	51,369

Net Increase (Decrease) in Net Assets Resulting from Operations	$551,944	$93,738

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio III***		U.S. Large Cap Value Portfolio III***
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,111	$128,301	$42,369	$82,647
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	14,039	(10,573)	109,759	140,923
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	474,794	(541,458)	(58,390)	(348,893)

Net Increase (Decrease) in Net Assets Resulting from Operations	551,944	(423,730)	93,738	(125,323)

Distributions:
Institutional Class Shares	(34,559)	(135,865)	(159,623)	(261,217)
Capital Share Transactions (1):
Shares Issued	93,859	437,870	174,823	468,537
Shares Issued in Lieu of Cash Distributions	29,442	117,756	134,434	219,278
Shares Redeemed.	(260,454)	(821,406)	(335,797)	(1,074,408)

Net Increase (Decrease) from Capital Share Transactions	(137,153)	(265,780)	(26,540)	(386,593)

Total Increase (Decrease) in Net Assets	380,232	(825,375)	(92,425)	(773,133)
Net Assets
Beginning of Period	2,581,211	3,406,586	3,545,060	4,318,193

End of Period	$2,961,443	$2,581,211	$3,452,635	$3,545,060

(1) Shares Issued and Redeemed:
Shares Issued	5,992	28,526	6,312	16,288
Shares Issued in Lieu of Cash Distributions	1,888	7,865	4,879	7,519
Shares Redeemed	(16,416)	(51,969)	(12,097)	(36,720)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,536)	(15,578)	(906)	(12,913)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio III							U.S. Large Cap Value Portfolio III
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.92		$16.95	$11.57	$14.66	$15.04	$16.89	$27.98		$30.93	$21.17	$25.23	$25.83	$27.29

Income from Investment Operations (A)
Net Investment Income (Loss)	0.35		0.68	0.55	0.35	0.56	0.54	0.33		0.63	0.54	0.56	0.60	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	2.67		(2.99)	5.33	(3.07)	(0.09)	(1.87)	0.41		(1.65)	9.74	(3.33)	0.95	0.25

Total from Investment Operations	3.02		(2.31)	5.88	(2.72)	0.47	(1.33)	0.74		(1.02)	10.28	(2.77)	1.55	0.83

Less Distributions:
Net Investment Income	(0.19)		(0.72)	(0.50)	(0.37)	(0.51)	(0.52)	(0.28)		(0.57)	(0.52)	(0.51)	(0.54)	(0.54)
Net Realized Gains	—		—	—	—	(0.34)	—	(0.99)		(1.36)	—	(0.78)	(1.61)	(1.75)

Total Distributions	(0.19)		(0.72)	(0.50)	(0.37)	(0.85)	(0.52)	(1.27)		(1.93)	(0.52)	(1.29)	(2.15)	(2.29)

Net Asset Value, End of Period	$16.75		$13.92	$16.95	$11.57	$14.66	$15.04	$27.45		$27.98	$30.93	$21.17	$25.23	$25.83

Total Return	21.80	%(B)	(13.87%)	51.07%	(18.72%)	3.50%	(8.09%)	2.65	%(B)	(3.47%)	48.78%	(11.43%)	7.12%	2.91%

Net Assets, End of Period (thousands)	$2,961,443		$2,581,211	$3,406,586	$2,542,236	$2,810,331	$2,421,704	$3,452,635		$3,545,060	$4,318,193	$3,303,651	$4,017,350	$3,794,092
Ratio of Expenses to Average Net Assets (C)	0.24	%(D)	0.24%	0.25%	0.25%	0.25%	0.24%	0.14	%(D)	0.13%	0.14%	0.14%	0.14%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.44	%(D)	0.44%	0.45%	0.45%	0.45%	0.44%	0.24	%(D)	0.23%	0.24%	0.24%	0.24%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.42	%(D)	4.28%	3.48%	2.75%	3.88%	3.20%	2.42	%(D)	2.16%	1.89%	2.50%	2.47%	2.12%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, two of which, DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III (the “Portfolios”), are presented in this report. The remaining portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III invest substantially all of their assets in The DFA International Value Series and The U.S. Large Cap Value Series (the “Series”), respectively, each a corresponding series of The DFA Investment Trust Company. As of April 30, 2023, DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III owned 24% and 13% of the total outstanding shares of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets

11

Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

During the six months ended April 30, 2023, the DFA International Value Portfolio III’s and U.S. Large Cap Value Portfolio III’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% and 0.11%, respectively, of each Portfolio’s average daily net assets.

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2023, each Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amounts in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Net Waived Fees
DFA International Value Portfolio III	0.21%	$2,855
U.S. Large Cap Value Portfolio III	0.11%	1,752

12

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $7 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio III	$25
U.S. Large Cap Value Portfolio III	38

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio III
2021	$102,813	—	—	$102,813
2022	135,865	—	—	135,865
U.S. Large Cap Value Portfolio III
2021	75,804	—	—	75,804
2022	74,124	$187,093	—	261,217

13

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio III	$(3,905)	—	$(3,905)
U.S. Large Cap Value Portfolio III	(8,217)	$(7,703)	(15,920)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio III	$11,435	—	$(43,372)	$139,700	$107,763
U.S. Large Cap Value Portfolio III	—	$124,692	—	1,719,991	1,844,683

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio III	$43,372	$43,372

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio III	$2,366,718	$607,253	—	$607,253
U.S. Large Cap Value Portfolio III	1,821,462	1,637,604	—	1,637,604

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

14

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2023.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

I. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

15

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio III	4	93%
U.S. Large Cap Value Portfolio III	5	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,217.20	0.21%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,026.60	0.11%	$0.55

17

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

18

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.7%
Consumer Discretionary	12.5%
Consumer Staples	4.7%
Energy	14.1%
Financials	28.4%
Health Care	6.8%
Industrials	11.4%
Information Technology	1.3%
Materials	13.8%
Real Estate	2.3%
Utilities	1.0%

100.0%

The U.S. Large Cap Value Series
Communication Services	9.0%
Consumer Discretionary	5.6%
Consumer Staples	5.0%
Energy	15.3%
Financials	19.9%
Health Care	15.5%
Industrials	12.6%
Information Technology	7.8%
Materials	8.6%
Real Estate	0.4%
Utilities	0.3%

100.0%

19

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.4%)
# Australia & New Zealand Banking Group Ltd.	7,347,638	$119,312,644	1.0%
National Australia Bank Ltd.	5,228,713	100,658,739	0.8%
Westpac Banking Corp.	5,452,138	81,614,010	0.7%
# Woodside Energy Group Ltd.	3,559,994	80,777,414	0.7%
Other Securities		436,309,477	3.4%

TOTAL AUSTRALIA		818,672,284	6.6%

AUSTRIA — (0.1%)
Other Securities		9,086,922	0.1%

BELGIUM — (0.7%)
Other Securities		83,578,400	0.7%

CANADA — (8.9%)
Bank of Montreal	1,331,345	120,074,006	1.0%
Bank of Nova Scotia	589,160	29,409,079	0.2%
# Bank of Nova Scotia	2,113,499	105,484,735	0.8%
Canadian Imperial Bank of Commerce	1,446,994	60,662,995	0.5%
# Fairfax Financial Holdings Ltd.	96,097	67,154,770	0.5%
# Nutrien Ltd.	1,029,988	71,481,153	0.6%
Suncor Energy, Inc.	2,013,309	63,056,838	0.5%
# Teck Resources Ltd., Class B	2,050,761	95,565,463	0.8%
Other Securities		513,004,609	4.2%

TOTAL CANADA		1,125,893,648	9.1%

CHINA — (0.0%)
Other Security		717,299	0.0%

DENMARK — (1.9%)
DSV AS	379,252	71,376,093	0.6%
Other Securities		170,591,873	1.4%

TOTAL DENMARK		241,967,966	2.0%

FINLAND — (0.9%)
Other Securities		118,379,324	1.0%

FRANCE — (11.1%)
AXA SA	2,528,587	82,533,543	0.7%
BNP Paribas SA	1,819,966	117,594,218	1.0%
Cie de Saint-Gobain	1,784,858	103,333,825	0.8%
Cie Generale des Etablissements Michelin SCA	2,521,000	80,287,773	0.6%
Engie SA	3,701,762	59,244,062	0.5%
Orange SA	7,137,374	92,899,451	0.8%
Sanofi	899,474	96,934,773	0.8%
# TotalEnergies SE	6,840,726	437,121,783	3.5%
Other Securities		339,188,987	2.7%

TOTAL FRANCE		1,409,138,415	11.4%

20

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.9%)
BASF SE	1,843,128	$95,334,201	0.8%
Bayer AG	2,060,836	136,007,516	1.1%
Bayerische Motoren Werke AG	942,197	105,605,576	0.9%
Mercedes-Benz Group AG	2,636,283	205,593,184	1.7%
Other Securities		335,202,388	2.6%

TOTAL GERMANY		877,742,865	7.1%

HONG KONG — (2.0%)
Other Securities		259,018,248	2.1%

IRELAND — (0.5%)
Other Securities		63,016,899	0.5%

ISRAEL — (0.5%)
Other Securities		63,848,848	0.5%

ITALY — (2.1%)
UniCredit SpA	4,159,978	82,431,948	0.7%
Other Securities		183,410,120	1.4%

TOTAL ITALY		265,842,068	2.1%

JAPAN — (18.4%)
Honda Motor Co. Ltd.	3,522,000	93,414,082	0.8%
Mitsubishi Corp.	2,121,600	78,660,133	0.6%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	63,808,114	0.5%
Takeda Pharmaceutical Co. Ltd.	2,361,071	78,291,072	0.6%
Toyota Motor Corp.	7,342,850	100,817,505	0.8%
Other Securities		1,915,874,650	15.5%

TOTAL JAPAN		2,330,865,556	18.8%

NETHERLANDS — (3.4%)
ING Groep NV	4,971,616	61,659,410	0.5%
Koninklijke Ahold Delhaize NV	4,003,663	137,664,548	1.1%
Other Securities		231,880,031	1.9%

TOTAL NETHERLANDS		431,203,989	3.5%

NEW ZEALAND — (0.2%)
Other Securities		26,318,317	0.2%

NORWAY — (0.8%)
Other Securities		106,553,986	0.9%

PORTUGAL — (0.1%)
Other Securities		15,234,444	0.1%

SINGAPORE — (1.0%)
Other Securities		131,844,943	1.1%

SPAIN — (2.1%)
Banco Santander SA	35,812,913	125,813,514	1.0%
Banco Santander SA, Sponsored ADR	219,342	761,117	0.0%
Repsol SA	4,381,555	64,363,729	0.5%

21

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$73,621,975	0.6%

TOTAL SPAIN		264,560,335	2.1%

SWEDEN — (2.5%)
Other Securities		310,728,436	2.5%

SWITZERLAND — (10.1%)
Cie Financiere Richemont SA, Class A	922,306	152,457,909	1.2%
Holcim AG	997,555	65,911,175	0.5%
Novartis AG	1,706,093	174,522,856	1.4%
Novartis AG, Sponsored ADR	1,596,183	163,720,490	1.3%
Swisscom AG	94,854	65,122,052	0.5%
UBS Group AG	6,030,163	122,729,290	1.0%
#* UBS Group AG	1,233,581	24,980,015	0.2%
Zurich Insurance Group AG	348,909	169,204,186	1.4%
Other Securities		340,534,735	2.8%

TOTAL SWITZERLAND		1,279,182,708	10.3%

UNITED KINGDOM — (13.8%)
BP PLC	7,690,578	51,596,045	0.4%
BP PLC, Sponsored ADR	1,984,603	79,939,809	0.6%
British American Tobacco PLC	3,024,009	111,724,417	0.9%
British American Tobacco PLC, Sponsored ADR	838,885	31,080,689	0.2%
Glencore PLC	14,403,738	85,020,005	0.7%
HSBC Holdings PLC	13,535,003	97,551,453	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	83,787,806	0.7%
Lloyds Banking Group PLC	164,752,825	100,090,742	0.8%
Shell PLC	307,658	9,453,763	0.1%
Shell PLC, ADR	9,015,405	558,774,802	4.5%
Vodafone Group PLC	51,300,878	61,618,782	0.5%
Other Securities		486,245,042	4.0%

TOTAL UNITED KINGDOM		1,756,883,355	14.2%

TOTAL COMMON STOCKS		11,990,279,255	96.9%

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
Volkswagen AG	489,153	66,793,721	0.6%
Other Securities		33,287,172	0.2%

TOTAL GERMANY		100,080,893	0.8%

TOTAL INVESTMENT SECURITIES (Cost $ 10,444,124,118)		12,090,360,148

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	52,997,021	613,016,538	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $ 11,057,042,247)		$12,703,376,686	102.7%

22

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	603	06/16/23	$120,865,744	$126,283,275	$5,417,531

Total Futures Contracts			$120,865,744	$126,283,275	$5,417,531

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$818,672,284	—	$818,672,284
Austria	—	9,086,922	—	9,086,922
Belgium	—	83,578,400	—	83,578,400
Canada	$1,125,893,648	—	—	1,125,893,648
China	—	717,299	—	717,299
Denmark	—	241,967,966	—	241,967,966
Finland	5,577,116	112,802,208	—	118,379,324
France	—	1,409,138,415	—	1,409,138,415
Germany	16,328,138	861,414,727	—	877,742,865
Hong Kong	—	259,018,248	—	259,018,248
Ireland	35,342,775	27,674,124	—	63,016,899
Israel	10,447,758	53,401,090	—	63,848,848
Italy	36,403,811	229,438,257	—	265,842,068
Japan	18,847,628	2,312,017,928	—	2,330,865,556
Netherlands	32,553,124	398,650,865	—	431,203,989
New Zealand	—	26,318,317	—	26,318,317
Norway	—	106,553,986	—	106,553,986
Portugal	—	15,234,444	—	15,234,444
Singapore	—	131,844,943	—	131,844,943
Spain	9,758,988	254,801,347	—	264,560,335
Sweden	—	310,728,436	—	310,728,436
Switzerland	238,383,754	1,040,798,954	—	1,279,182,708
United Kingdom	853,715,657	903,167,698	—	1,756,883,355
Preferred Stocks
Germany	—	100,080,893	—	100,080,893
Securities Lending Collateral	—	613,016,538	—	613,016,538
Futures Contracts**	5,417,531	—	—	5,417,531

TOTAL	$2,388,669,928	$10,320,124,289	—	$12,708,794,217

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

23

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.8%)
AT&T, Inc.	18,009,033	$318,219,613	1.2%
Comcast Corp., Class A	13,738,104	568,345,363	2.2%
* Meta Platforms, Inc., Class A	1,308,997	314,578,159	1.2%
* T-Mobile U.S., Inc.	1,545,488	222,395,723	0.8%
Verizon Communications, Inc.	11,373,951	441,650,517	1.7%
* Walt Disney Co.	1,947,638	199,632,895	0.8%
Other Securities		302,391,373	1.0%

TOTAL COMMUNICATION SERVICES		2,367,213,643	8.9%

CONSUMER DISCRETIONARY — (5.5%)
# DR Horton, Inc.	2,494,501	273,946,100	1.0%
General Motors Co.	4,532,565	149,755,948	0.6%
Other Securities		1,044,925,812	4.0%

TOTAL CONSUMER DISCRETIONARY		1,468,627,860	5.6%

CONSUMER STAPLES — (4.9%)
General Mills, Inc.	2,002,753	177,503,998	0.7%
Kroger Co.	3,346,505	162,740,538	0.6%
Mondelez International, Inc., Class A	2,277,202	174,706,938	0.7%
Other Securities		791,669,653	2.9%

TOTAL CONSUMER STAPLES		1,306,621,127	4.9%

ENERGY — (14.9%)
Chevron Corp.	5,028,204	847,654,630	3.2%
ConocoPhillips	4,333,458	445,869,494	1.7%
Exxon Mobil Corp.	11,391,683	1,348,091,766	5.1%
Marathon Petroleum Corp.	1,358,505	165,737,610	0.6%
Other Securities		1,200,036,048	4.6%

TOTAL ENERGY		4,007,389,548	15.2%

FINANCIALS — (19.4%)
Bank of America Corp.	10,884,314	318,692,714	1.2%
* Berkshire Hathaway, Inc., Class B	1,859,637	610,983,736	2.3%
Capital One Financial Corp.	1,612,985	156,943,440	0.6%
Goldman Sachs Group, Inc.	899,750	309,010,140	1.2%
Hartford Financial Services Group, Inc.	2,136,542	151,673,117	0.6%
JPMorgan Chase & Co.	6,443,887	890,802,939	3.4%
Morgan Stanley	3,204,841	288,339,545	1.1%
Travelers Cos., Inc.	964,321	174,677,106	0.7%
Wells Fargo & Co.	6,446,522	256,249,249	1.0%
Other Securities		2,038,911,346	7.6%

TOTAL FINANCIALS		5,196,283,332	19.7%

HEALTH CARE — (15.1%)
* Biogen, Inc.	534,163	162,508,409	0.6%
Bristol-Myers Squibb Co.	2,696,576	180,050,380	0.7%
Cigna Group	998,289	252,856,621	1.0%
CVS Health Corp.	3,233,170	237,023,693	0.9%

24

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	998,501	$236,554,872	0.9%
Elevance Health, Inc.	680,876	319,092,537	1.2%
Gilead Sciences, Inc.	2,211,205	181,783,163	0.7%
Humana, Inc.	413,521	219,368,755	0.8%
Laboratory Corp. of America Holdings	661,405	149,947,128	0.6%
Medtronic PLC	2,002,037	182,085,265	0.7%
Pfizer, Inc.	17,021,900	661,981,691	2.5%
Thermo Fisher Scientific, Inc.	629,158	349,119,774	1.3%
Other Securities		921,249,558	3.4%

TOTAL HEALTH CARE		4,053,621,846	15.3%

INDUSTRIALS — (12.3%)
Norfolk Southern Corp.	780,147	158,393,245	0.6%
PACCAR, Inc.	2,159,359	161,282,524	0.6%
Raytheon Technologies Corp.	1,693,410	169,171,659	0.6%
Republic Services, Inc.	1,829,777	264,622,350	1.0%
Other Securities		2,540,891,969	9.7%

TOTAL INDUSTRIALS		3,294,361,747	12.5%

INFORMATION TECHNOLOGY — (7.6%)
Analog Devices, Inc.	889,874	160,070,535	0.6%
HP, Inc.	9,328,511	277,150,062	1.1%
Intel Corp.	9,477,931	294,384,537	1.1%
Micron Technology, Inc.	3,670,413	236,227,781	0.9%
Other Securities		1,079,112,660	4.0%

TOTAL INFORMATION TECHNOLOGY		2,046,945,575	7.7%

MATERIALS — (8.4%)
Dow, Inc.	3,063,878	166,674,963	0.6%
Freeport-McMoRan, Inc.	4,809,107	182,313,246	0.7%
Linde PLC	775,637	286,559,090	1.1%
Nucor Corp.	1,985,067	294,147,228	1.1%
Steel Dynamics, Inc.	1,686,863	175,349,409	0.7%
Other Securities		1,156,087,505	4.3%

TOTAL MATERIALS		2,261,131,441	8.5%

REAL ESTATE — (0.4%)
Other Securities		106,352,805	0.4%

UTILITIES — (0.3%)
Other Securities		67,699,985	0.3%

TOTAL COMMON STOCKS (Cost $15,983,542,928)		26,176,248,909	99.0%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	216,153,325	216,153,325	0.8%

25

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	37,590,859	$434,813,470	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $16,634,453,077)		$26,827,215,704	101.5%

As of April 30, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	970	06/16/23	$193,535,300	$203,142,250	$9,606,950

Total Futures Contracts			$193,535,300	$203,142,250	$9,606,950

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,367,213,643	—	—	$2,367,213,643
Consumer Discretionary	1,468,627,860	—	—	1,468,627,860
Consumer Staples	1,306,621,127	—	—	1,306,621,127
Energy	4,007,389,548	—	—	4,007,389,548
Financials	5,196,283,332	—	—	5,196,283,332
Health Care	4,053,621,846	—	—	4,053,621,846
Industrials	3,294,361,747	—	—	3,294,361,747
Information Technology	2,046,945,575	—	—	2,046,945,575
Materials	2,261,131,441	—	—	2,261,131,441
Real Estate	106,352,805	—	—	106,352,805
Utilities	67,699,985	—	—	67,699,985
Temporary Cash Investments	216,153,325	—	—	216,153,325
Securities Lending Collateral	—	$434,813,470	—	434,813,470
Futures Contracts**	9,606,950	—	—	9,606,950

TOTAL	$26,402,009,184	$434,813,470	—	$26,836,822,654

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

26

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $650,330 and $456,396 of securities on loan, respectively)	$12,090,360	$26,176,249
Temporary Cash Investments at Value & Cost	—	216,153
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $612,918 and $434,757, respectively)	613,017	434,813
Segregated Cash for Futures Contracts	6,754	10,864
Foreign Currencies at Value	115,808	—
Cash	14,864	—
Receivables:
Investment Securities Sold	24,137	18,597
Dividends, Interest and Tax Reclaims	129,931	38,921
Securities Lending Income	1,765	56
Futures Margin Variation	235	1,685
Prepaid Expenses and Other Assets	20	43

Total Assets	12,996,891	26,897,381

LIABILITIES:
Payables:
Upon Return of Securities Loaned	612,887	435,107
Investment Securities Purchased	8,021	22,512
Due to Advisor	2,017	2,162
Unrealized Loss on Foreign Currency Contracts	12	—
Accrued Expenses and Other Liabilities	559	1,094

Total Liabilities	623,496	460,875

NET ASSETS	$12,373,395	$26,436,506

Investment Securities at Cost	$10,444,124	$15,983,543

Foreign Currencies at Cost	$116,025	$—

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

27

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series#	The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $30,512 and $0, respectively)	$271,315	$341,666
Income from Securities Lending	3,633	423

Total Investment Income	274,948	342,089

Expenses
Investment Management Fees	11,753	13,379
Accounting & Transfer Agent Fees	188	449
Custodian Fees	377	135
Shareholders’ Reports	11	15
Directors’/Trustees’ Fees & Expenses	45	109
Professional Fees	81	158
Other	168	272

Total Expenses	12,623	14,517

Fees Paid Indirectly (Note C)	346	—

Net Expenses	12,277	14,517

Net Investment Income (Loss)	262,671	327,572

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	54,547	688,563
Affiliated Investment Companies Shares Sold	(36)	4
Futures	5,317	(5,265)
Foreign Currency Transactions	5,293	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	(311,027)
Affiliated Investment Companies Shares	292	195
Futures	(101)	17,273
Translation of Foreign Currency-Denominated Amounts	4,461	—

Net Realized and Unrealized Gain (Loss)	1,995,994	389,743

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,258,665	$717,315

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

28

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$262,671	$508,688	$327,572	$616,764
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	54,547	6,848	688,563	753,310
Affiliated Investment Companies Shares Sold	(36)	36	4	(30)
Futures	5,317	(16,735)	(5,265)	(16,355)
Foreign Currency Transactions	5,293	(13,407)	—	(2)
In-Kind Redemptions	—	—	—	46,523
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	(2,198,406)	(311,027)	(2,352,364)
Affiliated Investment Companies Shares	292	(280)	195	(147)
Futures	(101)	2,503	17,273	(16,326)
Translation of Foreign Currency-Denominated Amounts	4,461	(4,633)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	2,258,665	(1,715,386)	717,315	(968,627)

Transactions in Interest:
Contributions	113,065	1,269,316	209,721	972,772
Withdrawals	(525,468)	(1,324,290)	(1,536,511)	(2,778,807)

Net Increase (Decrease) from Transactions in Interest	(412,403)	(54,974)	(1,326,790)	(1,806,035)

Total Increase (Decrease) in Net Assets	1,846,262	(1,770,360)	(609,475)	(2,774,662)
Net Assets
Beginning of Period	10,527,133	12,297,493	27,045,981	29,820,643

End of Period	$12,373,395	$10,527,133	$26,436,506	$27,045,981

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	21.72	%(B)	(13.82%)	51.09%	(18.68%)	3.60%	(8.10%)

Net Assets, End of Period (thousands)	$12,373,395		$10,527,133	$12,297,493	$9,481,550	$12,420,850	$12,153,340
Ratio of Expenses to Average Net Assets	0.21	%(D)	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(D)	0.21%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.47	%(D)	4.36%	3.50%	2.77%	3.92%	3.21%
Portfolio Turnover Rate	4	%(B)	15%	9%	12%	16%	20%

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	2.66	%(B)	(3.45%)	48.85%	(11.42%)	7.15%	2.95%

Net Assets, End of Period (thousands)	$26,436,506		$27,045,981	$29,820,643	$22,154,405	$29,929,678	$29,242,795
Ratio of Expenses to Average Net Assets	0.11	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.45	%(D)	2.20%	1.92%	2.53%	2.50%	2.14%
Portfolio Turnover Rate	4	%(B)	10%	10%	4%	10%	13%

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten portfolios, two of which, The DFA International Value Series and The U.S. Large Cap Value Series (the “Series”), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The DFA International Value Series (the “International Series”) will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day

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at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Series’ shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on International Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

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The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets. The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2023, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of the average daily net assets for The DFA International Value Series and The U.S. Large Cap Value Series, respectively.

Earned Income Credit:

Additionally, certain Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series’ net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
The DFA International Value Series	$346

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2023, the total related amounts paid by the Trust to the CCO was $15 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$145
The U.S. Large Cap Value Series	188

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The DFA International Value Series	—	—	$424,304	$575,397
The U.S. Large Cap Value Series	—	—	1,112,358	2,092,629

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

Total	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$521,402	$1,961,147	$2,047,935	$4	$195	$434,813	37,591	$8,321	—

Total	$521,402	$1,961,147	$2,047,935	$4	$195	$434,813	37,591	$8,321	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

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As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,085,677	$2,510,718	$(864,384)	$1,646,334
The U.S. Large Cap Value Series	16,609,891	10,874,305	(681,543)	10,192,762

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by a Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series

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entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$114,931
The U.S. Large Cap Value Series	190,476

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
The DFA International Value Series	$5,418	$5,418
The U.S. Large Cap Value Series	9,607	9,607

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,317	$5,317
The U.S. Large Cap Value Series	(5,265)	(5,265)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(101)	$(101)
The U.S. Large Cap Value Series	17,273	17,273

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

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H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
The DFA International Value Series	5.29%	$1,696	6	$1	$4,987	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

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For the six months ended April 30, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$78,288	$20,104	$2,424
The U.S. Large Cap Value Series	81,749	157,058	32,758

J. Securities Lending:

As of April 30, 2023, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, each Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$67,361
The U.S. Large Cap Value Series	25,692

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$612,887	—	—	—	$612,887
The U.S. Large Cap Value Series Common Stocks	435,107	—	—	—	435,107

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

40

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve month period beginning July 1st and ending June 30th.

41

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

42

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

43

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio or series (collectively, the “Funds”) and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

44

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

45

DFA043023-008S 00286345

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
SA	Special Assessment

Investment Footnotes

†	See Note B to Financial Statements.
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets Portfolio II (2)
Actual Fund Return	$1,000.00	$1,173.00	0.37%	$1.99
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Company
Emerging Markets Portfolio II	100.0%

3

EMERGING MARKETS PORTFOLIO II

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$56,830,320

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$56,830,320

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

4

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Emerging Markets Portfolio II
ASSETS:
Investment in Affiliated Investment Company at Value	$56,830
Prepaid Expenses and Other Assets	8

Total Assets	56,838

LIABILITIES:
Payables:
Fund Shares Redeemed	349
Due to Advisor	7
Accrued Expenses and Other Liabilities	19

Total Liabilities	375

NET ASSETS	$56,463

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	3,384,746

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.68

NET ASSETS CONSIST OF:
Paid-In Capital	$11,004
Total Distributable Earnings (Loss)	45,459

NET ASSETS	$56,463

(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Emerging Markets Portfolio II*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $85)	$781
Interest	3
Income from Securities Lending	23
Expenses Allocated from Affiliated Investment Companies	(41)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	766

Fund Expenses
Investment Management Fees	70
Accounting & Transfer Agent Fees	2
Filing Fees	11
Shareholders’ Reports	7
Other	1

Total Fund Expenses	91

Fees Waived, Expenses Reimbursed by Advisor (Note C)	28

Net Expenses	63

Net Investment Income (Loss)	703

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	87
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	7,812

Net Realized and Unrealized Gain (Loss)	7,899

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,602

**	Net of foreign capital gain taxes withheld of $24.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio II***
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$703	$2,022
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	87	2,524
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	7,812	(22,855)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,602	(18,309)

Distributions:
Institutional Class Shares	(4,706)	(12,768)
Capital Share Transactions (1):
Shares Issued	2,566	3,558
Shares Issued in Lieu of Cash Distributions	4,706	12,768
Shares Redeemed	(4,626)	(15,902)

Net Increase (Decrease) from Capital Share Transactions	2,646	424

Total Increase (Decrease) in Net Assets	6,542	(30,653)
Net Assets
Beginning of Period	49,921	80,574

End of Period	$56,463	$49,921

(1) Shares Issued and Redeemed:
Shares Issued	156	186
Shares Issued in Lieu of Cash Distributions	291	619
Shares Redeemed	(278)	(805)

Net Increase (Decrease) from Shares Issued and Redeemed	169	—

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $24.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $63.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio II
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$15.52		$25.06	$23.02	$25.30	$24.71	$28.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.60	0.58	0.47	0.69	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	2.43		(6.11)	4.33	0.23	1.87	(4.01)

Total from Investment Operations	2.64		(5.51)	4.91	0.70	2.56	(3.38)

Less Distributions:
Net Investment Income	(0.70)		(0.70)	(0.45)	(0.98)	(0.73)	(0.56)
Net Realized Gains	(0.78)		(3.33)	(2.42)	(2.00)	(1.24)	—

Total Distributions	(1.48)		(4.03)	(2.87)	(2.98)	(1.97)	(0.56)

Net Asset Value, End of Period	$16.68		$15.52	$25.06	$23.02	$25.30	$24.71

Total Return	17.30	%(B)	(25.97%)	21.99%	2.45%	11.14%	(12.03%)

Net Assets, End of Period (thousands)	$56,463		$49,921	$80,574	$66,759	$66,417	$62,862
Ratio of Expenses to Average Net Assets (C)	0.37	%(D)	0.37%	0.34%	0.36%	0.38%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.47	%(D)	0.47%	0.44%	0.46%	0.48%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.50	%(D)	3.05%	2.28%	2.12%	2.79%	2.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, Emerging Markets Portfolio II (the “Portfolio”), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The Emerging Markets Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2023, the Portfolio owned 1% of the total outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

9

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Series is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% of the Portfolio’s average daily net assets. Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2023, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Net Waived Fees
Emerging Markets Portfolio II	0.25%	$28

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $7 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

10

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Emerging Markets Portfolio II	$3

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Emerging Markets Portfolio II
2021	$1,294	$6,967	—	$8,261
2022	2,520	10,248	—	12,768

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Portfolio II	$2,035	$2,495	—	$36,954	$41,484

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

11

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Portfolio II	$11,369	$46,487	—	$46,487

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolio under the lines of credit during the year ended April 30, 2023.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

H. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

I. Other:

As of April 30, 2023, one shareholder held 100% of the outstanding shares of the Portfolio. The one shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

13

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,174.40	0.15%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

14

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIO

The Emerging Markets Series

Communication Services	8.9%
Consumer Discretionary	11.0%
Consumer Staples	6.4%
Energy	5.6%
Financials	21.1%
Health Care	3.8%
Industrials	7.4%
Information Technology	19.7%
Materials	11.3%
Real Estate	2.1%
Utilities	2.7%

100.0%

15

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.2%)
	BRAZIL — (3.8%)
	Petroleo Brasileiro SA	2,733,556	$14,616,452	0.3%
	Vale SA.	2,364,713	34,324,790	0.8%
	Other Securities.		122,444,828	2.7%

	TOTAL BRAZIL		171,386,070	3.8%

	CHILE — (0.5%)
	Other Securities		22,525,331	0.5%

	CHINA — (27.4%)
*	Alibaba Group Holding Ltd.	1,736,600	18,362,153	0.4%
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	70,790,254	1.6%
*	Baidu, Inc., Class A	1,330,750	20,030,316	0.5%
	Bank of China Ltd., Class H	43,912,181	17,536,678	0.4%
	BYD Co. Ltd., Class H	403,886	12,248,344	0.3%
	China Construction Bank Corp., Class H	59,766,590	39,955,518	0.9%
	China Merchants Bank Co. Ltd., Class H	2,884,554	13,924,096	0.3%
	China Resources Land Ltd.	3,890,666	18,117,879	0.4%
	CSPC Pharmaceutical Group Ltd.	12,323,200	12,548,670	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,556,634	0.4%
	Kweichow Moutai Co. Ltd., Class A	55,993	14,253,654	0.3%
	Lenovo Group Ltd.	11,739,278	12,010,170	0.3%
*Ω	Meituan, Class B	1,414,140	24,168,287	0.6%
	NetEase, Inc., ADR	193,704	17,264,838	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	3,936,000	28,715,169	0.7%
	Tencent Holdings Ltd.	3,556,400	157,961,459	3.5%
*Ω	Xiaomi Corp., Class B	11,267,400	15,992,987	0.4%
	Yum China Holdings, Inc.	268,973	16,455,768	0.4%
	Other Securities		724,696,748	15.4%

	TOTAL CHINA		1,251,589,622	27.5%

	COLOMBIA — (0.1%)
	Other Securities		4,635,722	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		9,694,368	0.2%

	EGYPT — (0.0%)
	Other Securities		1,598,544	0.0%

	GREECE — (0.4%)
	Other Securities		19,443,115	0.4%

	HUNGARY — (0.3%)
	Other Securities		11,972,072	0.3%

	INDIA — (15.3%)
	Axis Bank Ltd.	1,326,166	13,998,877	0.3%
	Bharti Airtel Ltd.	1,469,776	14,380,942	0.3%
	HDFC Bank Ltd.	1,437,186	29,706,188	0.7%
	Hindalco Industries Ltd.	2,190,616	11,737,454	0.3%

16

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	Hindustan Unilever Ltd.	440,646	$13,267,083	0.3%
	Housing Development Finance Corp. Ltd.	698,934	23,765,926	0.5%
	ICICI Bank Ltd.	1,390,129	15,710,363	0.4%
	ICICI Bank Ltd., Sponsored ADR	649,989	14,787,238	0.3%
	Infosys Ltd.	1,779,532	27,461,060	0.6%
	Larsen & Toubro Ltd.	411,559	11,909,908	0.3%
	Mahindra & Mahindra Ltd.	905,189	13,599,181	0.3%
	Reliance Industries Ltd.	1,374,995	40,823,304	0.9%
	Tata Consultancy Services Ltd.	551,248	21,765,739	0.5%
	Tata Steel Ltd.	11,675,250	15,485,845	0.3%
	Other Securities		429,663,630	9.4%

	TOTAL INDIA		698,062,738	15.4%

	INDONESIA — (2.1%)
	Bank Central Asia Tbk PT	24,391,800	15,094,889	0.3%
	Other Securities		81,215,746	1.8%

	TOTAL INDONESIA		96,310,635	2.1%

	KUWAIT — (0.2%)
	Other Securities		9,763,241	0.2%

	MALAYSIA — (1.6%)
	Other Securities		73,832,068	1.6%

	MEXICO — (2.6%)
	America Movil SAB de CV, Class B	16,121,214	17,385,931	0.4%
	Grupo Financiero Banorte SAB de CV, Class O	2,024,988	17,549,633	0.4%
	Other Securities		83,430,498	1.8%

	TOTAL MEXICO		118,366,062	2.6%

	PERU — (0.1%)
	Other Securities		5,185,120	0.1%

	PHILIPPINES — (0.8%)
	Other Securities		34,579,446	0.8%

	POLAND — (0.9%)
	Other Securities		40,365,337	0.9%

	QATAR — (0.8%)
	Other Securities		37,697,226	0.8%

	SAUDI ARABIA — (4.0%)
	Al Rajhi Bank	1,034,714	21,356,441	0.5%
Ω	Saudi Arabian Oil Co.	1,243,159	11,982,882	0.3%
	Saudi National Bank	901,579	11,832,915	0.3%
	Saudi Telecom Co.	976,121	11,748,566	0.3%
	Other Securities		125,991,726	2.6%

	TOTAL SAUDI ARABIA		182,912,530	4.0%

17

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (3.6%)
Other Securities		$163,219,552	3.6%

SOUTH KOREA — (12.3%)
LG Electronics, Inc.	157,679	12,948,270	0.3%
Samsung Electronics Co. Ltd.	3,140,501	154,525,480	3.4%
SK Hynix, Inc.	390,989	26,307,102	0.6%
Other Securities		365,090,894	8.0%

TOTAL SOUTH KOREA		558,871,746	12.3%

TAIWAN — (16.6%)
# CTBC Financial Holding Co. Ltd.	16,024,175	11,812,032	0.3%
Hon Hai Precision Industry Co. Ltd.	5,647,322	19,243,520	0.4%
MediaTek, Inc.	759,995	16,525,209	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	219,708,193	4.8%
Other Securities		490,947,350	10.8%

TOTAL TAIWAN		758,236,304	16.7%

THAILAND — (2.3%)
Other Securities		104,944,775	2.3%

TURKEY — (0.8%)
Other Securities		35,099,201	0.8%

UNITED ARAB EMIRATES — (1.5%)
Other Securities		66,754,308	1.5%

UNITED STATES — (0.0%)
Other Security		1,459,048	0.0%

TOTAL COMMON STOCKS		4,478,504,181	98.5%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	2,317,176	12,041,622	0.3%
Petroleo Brasileiro SA	2,952,047	14,026,929	0.3%
Other Securities		16,744,032	0.3%

TOTAL BRAZIL		42,812,583	0.9%

CHILE — (0.0%)
Other Security		865,071	0.0%

COLOMBIA — (0.0%)
Other Securities		553,440	0.0%

SOUTH KOREA — (0.0%)
Other Securities		15,136	0.0%

TOTAL PREFERRED STOCKS		44,246,230	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		3,557	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,950,309,237)		4,522,753,968

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	3,072,381	35,538,231	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,985,843,039)		$4,558,292,199	100.2%

18

THE EMERGING MARKETS SERIES

CONTINUED

As of April 30, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	06/16/23	$30,369,756	$31,002,300	$632,544

Total Futures Contracts			$30,369,756	$31,002,300	$632,544

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,386,070	—	—	$171,386,070
Chile	10,431,987	$12,093,344	—	22,525,331
China	161,877,202	1,089,712,420	—	1,251,589,622
Colombia	4,573,360	62,362	—	4,635,722
Czech Republic	—	9,694,368	—	9,694,368
Egypt	62,814	1,535,730	—	1,598,544
Greece	—	19,443,115	—	19,443,115
Hungary	—	11,972,072	—	11,972,072
India	28,128,506	669,368,263	$565,969	698,062,738
Indonesia	—	96,310,635	—	96,310,635
Kuwait	8,697,541	1,065,700	—	9,763,241
Malaysia	—	73,832,068	—	73,832,068
Mexico	118,366,062	—	—	118,366,062
Peru	5,185,120	—	—	5,185,120
Philippines	54,068	34,525,378	—	34,579,446
Poland	—	40,365,337	—	40,365,337
Qatar	—	37,697,226	—	37,697,226
Saudi Arabia	—	182,912,530	—	182,912,530
South Africa	27,448,374	135,771,178	—	163,219,552
South Korea	4,559,307	554,312,439	—	558,871,746
Taiwan	4,769,295	753,467,009	—	758,236,304
Thailand	96,416,994	8,527,781	—	104,944,775
Turkey	—	35,099,201	—	35,099,201
United Arab Emirates	—	66,754,308	—	66,754,308
United States	—	1,459,048	—	1,459,048
Preferred Stocks
Brazil	42,812,583	—	—	42,812,583
Chile	—	865,071	—	865,071
Colombia	553,440	—	—	553,440
South Korea	4,033	11,103	—	15,136

19

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Brazil	—	$3,557	—		$3,557
Securities Lending Collateral	—	35,538,231	—		35,538,231
Futures Contracts**	$632,544	—	—		632,544

TOTAL	$685,959,300	$3,872,399,474	$565,969	^	$4,558,924,743

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

The Emerging Markets Series*
ASSETS:
Investment Securities at Value (including $96,286 of securities on loan, respectively)	$4,522,754
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $35,534)	35,538
Segregated Cash for Futures Contracts	929
Foreign Currencies at Value	29,246
Cash	20,308
Receivables:
Investment Securities Sold	7,111
Dividends, Interest and Tax Reclaims	10,609
Securities Lending Income	339
Futures Margin Variation	158
Unrealized Gain on Foreign Currency Contracts	1
Prepaid Expenses and Other Assets	9

Total Assets	4,627,002

LIABILITIES:
Payables:
Upon Return of Securities Loaned	35,601
Investment Securities Purchased	8,439
Due to Advisor	375
Unrealized Loss on Foreign Currency Contracts	1
Deferred Taxes Payable	34,170
Accrued Expenses and Other Liabilities	1,118

Total Liabilities	79,704

NET ASSETS	$4,547,298

Investment Securities at Cost	$2,950,309

Foreign Currencies at Cost	$29,229

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

21

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

The Emerging Markets Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,714)	$62,076
Income from Securities Lending	1,827

Total Investment Income	63,903

Expenses
Investment Management Fees	2,223
Accounting & Transfer Agent Fees	81
Custodian Fees	968
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	18
Professional Fees	53
Other	71

Total Expenses	3,423

Fees Paid Indirectly (Note C)	199

Net Expenses	3,224

Net Investment Income (Loss)	60,679

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(19,498)
Affiliated Investment Companies Shares Sold	(11)
Futures	1,503
Foreign Currency Transactions	390
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	643,289
Affiliated Investment Companies Shares	39
Futures	2,781
Translation of Foreign Currency-Denominated Amounts	39

Net Realized and Unrealized Gain (Loss)	628,532

Net Increase (Decrease) in Net Assets Resulting from Operations	$689,211

**	Net of foreign capital gain taxes withheld of $1,921.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

22

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,679	$169,766
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(19,498)	37,299
Affiliated Investment Companies Shares Sold	(11)	(29)
Futures	1,503	(15,196)
Foreign Currency Transactions	390	(2,541)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	643,289	(1,639,645)
Affiliated Investment Companies Shares	39	(47)
Futures	2,781	(1,197)
Translation of Foreign Currency-Denominated Amounts	39	8

Net Increase (Decrease) in Net Assets Resulting from Operations	689,211	(1,451,582)

Transactions in Interest:
Contributions	70,532	434,631
Withdrawals	(204,873)	(1,299,951)

Net Increase (Decrease) from Transactions in Interest	(134,341)	(865,320)

Total Increase (Decrease) in Net Assets	554,870	(2,316,902)
Net Assets
Beginning of Period	3,992,428	6,309,330

End of Period	$4,547,298	$3,992,428

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $1,921.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922.

See accompanying Notes to Financial Statements.

23

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	17.44	%(B)	(25.79%)	22.22%	2.67%	11.40%	(11.83%)

Net Assets, End of Period (thousands)	$4,547,298		$3,992,428	$6,309,330	$5,724,325	$6,034,162	$5,469,649
Ratio of Expenses to Average Net Assets	0.15	%(D)	0.15%	0.15%	0.13%	0.14%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(D)	0.16%	0.15%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.73	%(D)	3.26%	2.42%	2.38%	3.04%	2.40%
Portfolio Turnover Rate	5	%(B)	10%	19%	22%	9%	12%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

24

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of (the “1940 Act”). The Trust consists of ten portfolios, one of which, The Emerging Markets Series (the “Series”), is presented in this section of the report. The remaining portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

25

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Series’ shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Series enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

26

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Series is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

Earned Income Credit:

Additionally, the Series has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of its custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series’ net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
The Emerging Markets Series	$199

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2023, the total related amount paid by the Trust to the CCO was $15 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

27

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The Emerging Markets Series	$59

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The Emerging Markets Series	—	—	$232,610	$296,427

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

Total	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Emerging Markets Series	$3,033,652	$1,935,324	$(362,875)	$1,572,449

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

28

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
The Emerging Markets Series	$33,407

*	Average Notional Value of futures contracts.

29

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts*, (1)
The Emerging Markets Series	$633	$633

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The Emerging Markets Series	$1,503	$1,503

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The Emerging Markets Series	$2,781	$2,781

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

30

For the six months ended April 30, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
The Emerging Markets Series	4.58%	$135	3	—	$213	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Emerging Markets Series	$2,494	$885	$(447)

31

J. Securities Lending:

As of April 30, 2023, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The Emerging Markets Series	$69,607

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Emerging Markets Series Common Stocks	$35,601	—	—	—	$35,601

32

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

33

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

34

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

35

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

36

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for Emerging Markets Portfolio II and The Emerging Markets Series (collectively, the “Funds”) and the sub-advisory agreements for The Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The Emerging Markets Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

37

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

38

DFA043023-009S 00286346

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Targeted Credit Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Global Core Plus Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Investment Grade Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Diversified Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA LTIP Portfolio

DFA Short-Term Government Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Intermediate-Term Extended Quality Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
TBA	To be announced
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar
CHF	Swiss Franc
JPY	Japanese Yen

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2023.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,022.50	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,022.30	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,036.70	0.16%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80

DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,022.70	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,026.80	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$1,023.10	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,060.00	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,037.60	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,094.30	0.21%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$1,040.80	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,074.60	0.25%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25

DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$1,074.40	0.21%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$1,040.10	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$1,085.50	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,049.50	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$1,031.80	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

DFA Global Core Plus Real Return Portfolio
Actual Fund Return	$1,000.00	$1,055.30	0.29%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Communications	1.2%
Consumer, Non-cyclical	2.3%
Financials	26.2%
Foreign Government	15.1%
Multi-National	0.2%
Supranational	11.3%
U.S. Government	43.7%

100.0%

DFA Two-Year Global Fixed Income
Portfolio
Communications	1.2%
Consumer, Non-cyclical	1.6%
Energy	0.9%
Financials	26.5%
Foreign Government	32.0%
Industrials	0.2%
Multi-National	0.5%
Supranational	15.1%
Technology	0.1%
U.S. Government	21.9%

100.0%

DFA Selectively Hedged Global Fixed
Income Portfolio
Basic Materials	2.3%
Communications	3.8%
Consumer, Cyclical	8.3%
Consumer, Non-cyclical	9.3%
Energy	5.0%
Financials	38.7%
Foreign Government	2.4%
Industrials	6.1%
Supranational	1.8%
Technology	3.6%
U.S. Government	15.3%
Utilities	3.4%

100.0%

DFA Five-Year Global Fixed Income
Portfolio
Communications	2.1%
Consumer, Non-cyclical	2.0%
Energy	1.0%
Financials	30.1%
Foreign Government	40.6%
Industrials	1.5%
Multi-National	0.4%
Supranational	17.5%
Technology	1.2%
U.S. Government	3.6%

100.0%

DFA World ex U.S. Government Fixed
Income Portfolio
Energy	2.5%
Financials	16.4%
Foreign Government	63.3%
Industrials	5.4%
Supranational	12.4%

100.0%

DFA Short-Term Government Portfolio
U.S. Government	100.0%

100.0%

6

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Intermediate Government Fixed
Income Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Term Extended Quality
Portfolio
Basic Materials	2.3%
Communications	3.9%
Consumer, Cyclical	10.0%
Consumer, Non-cyclical	9.6%
Energy	4.0%
Financials	37.9%
Foreign Government	3.3%
Industrials	4.6%
Supranational	2.4%
Technology	2.6%
U.S. Government	15.6%
Utilities	3.8%

100.0%

DFA Intermediate-Term Extended Quality
Portfolio
Basic Materials	6.8%
Communications	6.7%
Consumer, Cyclical	5.4%
Consumer, Non-cyclical	12.1%
Energy	9.1%
Financials	33.5%
Foreign Government	1.2%
Industrials	9.3%
Supranational	1.4%
Technology	6.9%
U.S. Government	4.0%
Utilities	3.6%

100.0%

DFA Targeted Credit Portfolio
Basic Materials	4.1%
Communications	2.9%
Consumer, Cyclical	10.7%
Consumer, Non-cyclical	15.0%
Energy	3.5%
Financials	39.7%
Foreign Government	0.6%
Industrials	7.9%
Technology	4.8%
U.S. Government	5.6%
Utilities	5.2%

100.0%

DFA Global Core Plus Fixed Income
Portfolio
Basic Materials	4.0%
Communications	5.4%
Consumer, Cyclical	8.1%
Consumer, Non-cyclical	8.7%
Energy	7.1%
Financials	29.6%
Foreign Government	8.8%
Industrials	6.3%
Mortgage Securities	8.7%
Supranational	1.2%
Technology	5.0%
U.S. Government	4.0%
Utilities	3.1%

100.0%

DFA Investment Grade Portfolio
Basic Materials	1.6%
Communications	4.0%
Consumer, Cyclical	5.1%
Consumer, Non-cyclical	10.2%
Energy	3.3%
Financials	23.0%
Foreign Government	1.4%
Industrials	4.2%
Supranational	0.3%
Technology	3.9%
U.S. Government	40.9%
Utilities	2.1%

100.0%

DFA Diversified Fixed Income Portfolio
Affiliated Investment Companies	80.2%
U.S. Government	19.8%

100.0%

DFA LTIP Portfolio
U.S. Government	100.0%

100.0%

DFA Inflation-Protected Securities
Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Basic Materials	2.4%
Communications	2.7%
Consumer, Cyclical	8.8%
Consumer, Non-cyclical	8.3%
Energy	4.0%
Financials	38.6%
Foreign Government	4.2%
Industrials	4.2%
Supranational	3.2%
Technology	3.2%
U.S. Government	18.2%
Utilities	2.2%

100.0%

DFA Global Core Plus Real Return
Portfolio
Basic Materials	2.7%
Communications	4.6%
Consumer, Cyclical	8.7%
Consumer, Non-cyclical	5.9%
Energy	4.9%
Financials	37.1%
Foreign Government	6.7%
Industrials	6.6%
Mortgage Securities	9.1%
Supranational	1.4%
Technology	3.9%
U.S. Government	3.3%
Utilities	5.1%

100.0%

7

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (1.3%)
Federal Home Loan Bank
0.000%, 07/21/23	55,000	$54,406,521
0.010%, 02/26/24	13,000	12,519,172

TOTAL AGENCY OBLIGATIONS		66,925,693

BONDS — (45.7%)
African Development Bank
# 3.000%, 09/20/23	4,750	4,711,592
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	133,800	131,215,123
Amazon.com, Inc.
2.730%, 04/13/24	57,205	56,076,361
0.450%, 05/12/24	6,490	6,207,274
Asian Development Bank
# 1.625%, 03/15/24	111,200	108,187,986
Asian Infrastructure Investment Bank
0.250%, 09/29/23	77,611	76,098,272
BNG Bank NV
3.000%, 09/20/23	74,050	73,430,400
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/19/23	10,046	10,022,060
3.375%, 03/20/24	5,795	5,712,924
0.375%, 05/27/24	66,880	63,943,796
Canadian Imperial Bank of Commerce
# 3.500%, 09/13/23	29,475	29,283,746
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 5.137%, 01/12/24	90,475	90,187,161
CPPIB Capital, Inc.
3.125%, 09/25/23	5,000	4,962,119
Ω 3.000%, 06/13/24	22,344	21,888,392
Dexia Credit Local SA
3.250%, 09/26/23	29,000	28,771,188
0.500%, 07/16/24	6,986	6,642,557
Erste Abwicklungsanstalt
0.250%, 08/25/23	5,000	4,922,004
0.250%, 03/01/24	4,000	3,844,736
European Bank for Reconstruction & Development
# 0.250%, 07/10/23	73,506	72,798,652

	Face Amount (000)	Value†
European Investment Bank
2.875%, 08/15/23	10,000	$9,929,764
Export Development Canada
2.625%, 02/21/24	11,175	10,971,542
0.496%, 04/08/24	11,400	10,958,709
FMS Wertmanagement
0.375%, 05/06/24	13,800	13,202,570
Inter-American Development Bank
# 3.000%, 10/04/23	56,834	56,305,041
0.250%, 11/15/23	62,700	61,087,237
2.625%, 01/16/24	10,000	9,839,831
# 3.000%, 02/21/24	13,917	13,694,147
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r) 5.087%, 03/22/24	75,000	74,981,506
International Bank for Reconstruction & Development
3.000%, 09/27/23	51,468	51,040,656
Kommunalbanken AS
0.250%, 12/08/23	1,800	1,748,088
2.750%, 02/05/24	33,400	32,808,152
Kommunalbanken AS, Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω 4.998%, 10/27/23	99,000	98,943,570
Kommunekredit
1.000%, 12/15/23	9,000	8,774,118
Kommuninvest I Sverige AB
Ω 0.250%, 08/09/23	3,373	3,328,375
0.250%, 09/15/23	4,000	3,928,706
3.250%, 01/16/24	21,302	21,027,318
0.375%, 02/16/24	12,600	12,145,518
Ω 0.375%, 02/16/24	33,000	31,813,980
1.375%, 05/08/24	11,750	11,355,006
Kreditanstalt fuer Wiederaufbau
0.250%, 03/08/24	11,662	11,212,525
Kuntarahoitus Oyj
2.500%, 11/15/23	8,322	8,205,300
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24	55,500	53,491,293

8

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
Landwirtschaftliche Rentenbank
# 3.125%, 11/14/23	3,300	$3,267,660
2.375%, 01/23/24	19,000	18,633,642
National Australia Bank Ltd.
5.132%, 11/22/24	45,100	45,341,290
Nordea Bank Abp
Ω 0.625%, 05/24/24	17,000	16,152,413
Nordic Investment Bank
2.875%, 07/19/23	35,393	35,218,159
Oesterreichische Kontrollbank AG
3.125%, 11/07/23	404	399,909
OMERS Finance Trust
2.500%, 05/02/24	10,000	9,771,086
Ontario Teachers’ Finance Trust
0.375%, 09/29/23	22,085	21,645,166
Province of Alberta Canada
3.350%, 11/01/23	47,013	46,594,916
# 2.950%, 01/23/24	80,347	79,103,448
Province of Ontario Canada
# 3.400%, 10/17/23	13,700	13,592,071
3.050%, 01/29/24	125,100	123,281,581
Province of Quebec Canada
2.500%, 04/09/24	15,715	15,373,176
Roche Holdings, Inc.
#Ω 1.882%, 03/08/24	83,000	80,769,839
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
(r)Ω 5.130%, 09/11/23	34,000	34,003,960
Svensk Exportkredit AB
0.250%, 09/29/23	2,500	2,449,831
0.500%, 11/10/23	36,585	35,712,967
1.750%, 12/12/23	32,519	31,855,406
# 0.375%, 03/11/24	6,000	5,767,117
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 5.741%, 05/25/23	61,310	61,335,811
Svenska Handelsbanken AB
Ω 0.625%, 06/30/23	9,000	8,927,831
3.900%, 11/20/23	2,933	2,909,580
#Ω 0.550%, 06/11/24	12,750	12,125,449
Swedbank AB
Ω 0.600%, 09/25/23	6,000	5,878,572
Toronto-Dominion Bank
3.500%, 07/19/23	30,745	30,622,179

	Face Amount (000)	Value†
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r) 4.995%, 06/02/23	80,000	$79,971,194
Westpac Banking Corp.
# 3.300%, 02/26/24	14,350	14,175,939
5.350%, 10/18/24	98,450	99,313,285

TOTAL BONDS		2,343,892,772

U.S. TREASURY OBLIGATIONS — (41.9%)
U.S. Treasury Notes
0.125%, 09/15/23	81,000	79,554,024
0.250%, 09/30/23	312,000	306,125,626
0.125%, 10/15/23	459,000	449,138,670
0.375%, 10/31/23	515,000	503,492,969
0.250%, 11/15/23	232,500	226,723,828
0.500%, 11/30/23	220,000	214,431,250
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25	371,750	372,472,912

TOTAL U.S. TREASURY OBLIGATIONS		2,151,939,279

COMMERCIAL PAPER — (10.0%)
Bank of Montreal
4.980%, 07/11/23	25,000	24,741,720
BNG Bank
4.919%, 05/09/23	25,000	24,962,814
4.999%, 05/17/23	15,000	14,961,192
4.920%, 05/19/23	5,000	4,985,676
Caisse des Depots et Consignations
4.960%, 06/06/23	50,000	49,730,900
5.046%, 06/20/23	50,000	49,632,239
ERSTE ABWICKLUNGSANSTALT
4.850%, 05/15/23	13,000	12,969,956
Export Development Canada
4.900%, 07/05/23	93,000	92,120,086
Hydro-Quebec
4.820%, 07/06/23	25,000	24,763,196
National Australia Bank Ltd.
4.950%, 06/15/23	25,000	24,832,867
National Securities Clearing Corp.
5.133%, 06/26/23	50,000	49,589,622
4.840%, 05/30/23	15,000	14,933,947
4.990%, 06/13/23	10,000	9,936,341
4.970%, 06/27/23	20,000	19,833,000
4.950%, 07/11/23	9,000	8,906,964
4.960%, 07/13/23	9,000	8,904,411

9

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
Nestle Finance International Ltd.
4.800%, 05/16/23	29,200	$29,130,168
NRW Bank
4.800%, 05/03/23	25,000	24,983,163
Province of Quebec Canada
4.853%, 05/02/23	25,000	24,986,658

TOTAL COMMERCIAL PAPER (Cost $515,163,348)		514,904,920

TOTAL INVESTMENT SECURITIES (Cost $5,127,592,116)		5,077,662,664

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 4.760%	19,810,727	$19,810,727

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	3,114,410	36,024,383

TOTAL INVESTMENTS — (100.0%) (Cost $5,183,421,043)		$5,133,497,774

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$66,925,693	—	$66,925,693
Bonds	—	2,343,892,772	—	2,343,892,772
U.S. Treasury Obligations	—	2,151,939,279	—	2,151,939,279
Commercial Paper	—	514,904,920	—	514,904,920
Temporary Cash Investments	$19,810,727	—	—	19,810,727
Securities Lending Collateral	—	36,024,383	—	36,024,383

TOTAL	$19,810,727	$5,113,687,047	—	$5,133,497,774

See accompanying Notes to Financial Statements.

10

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (68.7%)
AUSTRALIA — (4.7%)
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	7,000	$4,638,822
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 1.130%, FRN
(r) 4.783%, 01/11/24	AUD	37,100	24,666,684
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	992	1,054,368
Ω 1.388%, 01/12/25		16,500	15,624,209
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r) 4.590%, 02/26/24	AUD	7,000	4,653,688
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	46,000	30,998,809
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	50,300	34,156,719
South Australian Government Financing Authority
2.250%, 08/15/24	AUD	9,500	6,187,471
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	73,500	50,172,180
Western Australian Treasury Corp.
2.500%, 07/23/24	AUD	7,200	4,705,054
5.000%, 07/23/25	AUD	12,000	8,205,011
Westpac Banking Corp.
3.250%, 11/16/23	AUD	4,000	2,634,047
(r) 3M Swap + 0.500%, FRN, 4.133%, 12/08/23	AUD	20,000	13,239,744
1.019%, 11/18/24		22,400	21,162,531
2.700%, 03/17/25	AUD	4,200	2,706,685
3.900%, 08/11/25	AUD	10,000	6,579,730

TOTAL AUSTRALIA			231,385,752

AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
1.250%, 12/15/23	GBP	1,600	1,966,651
0.250%, 09/26/24	EUR	2,000	2,106,790
Republic of Austria Government Bond
Ω 1.750%, 10/20/23	EUR	5,000	5,473,305

		Face Amount^ (000)	Value†
AUSTRIA — (Continued)
Ω 1.650%, 10/21/24	EUR	3,800	$4,105,822

TOTAL AUSTRIA			13,652,568

BELGIUM — (2.8%)
Dexia Credit Local SA
0.500%, 07/22/23	GBP	12,500	15,555,961
1.625%, 12/08/23	GBP	5,000	6,158,328
0.000%, 05/29/24	EUR	16,800	17,815,324
1.250%, 11/26/24	EUR	12,500	13,314,181
Euroclear Bank SA
1.250%, 09/30/24	GBP	2,000	2,375,082
Kingdom of Belgium Government Bond
Ω 0.200%, 10/22/23	EUR	22,200	24,114,729
Ω 2.600%, 06/22/24	EUR	31,300	34,321,175
Ω 0.500%, 10/22/24	EUR	26,130	27,815,148

TOTAL BELGIUM			141,469,928

CANADA — (13.1%)
Bank of Montreal
2.890%, 06/20/23	CAD	61,800	45,495,309
Bank of Nova Scotia
2.290%, 06/28/24	CAD	10,000	7,181,238
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	47,500	34,933,720
CDP Financial, Inc.
3.150%, 07/24/24		23,431	22,977,082
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24		20,481	20,063,380
0.375%, 06/20/24	EUR	9,300	9,880,521
Export Development Canada
2.625%, 02/21/24		13,000	12,763,315
0.496%, 04/08/24		3,400	3,268,387
OMERS Finance Trust
2.500%, 05/02/24		10,000	9,771,087
0.450%, 05/13/25	EUR	6,000	6,212,206
Ontario Teachers’ Finance Trust
0.375%, 09/29/23		7,874	7,716,673
0.500%, 05/06/25	EUR	5,200	5,387,399
Ontario, Province of Canada
0.375%, 06/14/24	EUR	4,700	4,993,278
4.250%, 08/22/24	AUD	3,200	2,121,247
0.875%, 01/21/25	EUR	5,500	5,798,641
Province of Alberta Canada
3.350%, 11/01/23		12,000	11,893,285
2.950%, 01/23/24		52,089	51,282,804
0.500%, 04/16/25	EUR	3,920	4,088,402

11

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Province of Ontario Canada
3.400%, 10/17/23		4,500	$4,464,549
3.050%, 01/29/24		124,500	122,690,303
3.200%, 05/16/24		7,200	7,077,611
Province of Quebec Canada
0.875%, 01/15/25	EUR	29,492	31,112,670
Quebec, Province of Canada
4.200%, 03/10/25	AUD	26,115	17,371,823
0.200%, 04/07/25	EUR	333	345,017
Royal Bank of Canada
2.333%, 12/05/23	CAD	127,600	92,785,359
Toronto-Dominion Bank
0.625%, 07/20/23	EUR	1,400	1,533,090
2.850%, 03/08/24	CAD	119,000	86,198,037
Toronto-Dominion Bank
3.005%, 05/30/23	CAD	28,300	20,858,678

TOTAL CANADA			650,265,111

DENMARK — (3.8%)
Denmark Government Bond
1.500%, 11/15/23	DKK	435,667	63,839,510
0.000%, 11/15/24	DKK	621,500	87,708,263
Kommunekredit
0.250%, 05/15/23	EUR	3,192	3,513,834
0.125%, 08/28/23	EUR	3,200	3,489,558
1.000%, 12/15/23		10,300	10,041,491
0.250%, 02/16/24	EUR	9,000	9,666,439
2.000%, 06/25/24	GBP	2,700	3,281,623
0.750%, 08/15/24	GBP	7,732	9,216,369

TOTAL DENMARK			190,757,087

FINLAND — (0.8%)
Finland Government Bond
Ω 0.000%, 09/15/24	EUR	10,500	11,129,209
Kuntarahoitus Oyj
2.500%, 11/15/23		7,568	7,461,873
0.125%, 03/07/24	EUR	9,400	10,080,294
5.000%, 03/20/24	AUD	6,000	4,003,668
OP Corporate Bank PLC
0.125%, 07/01/24	EUR	6,000	6,340,137

TOTAL FINLAND			39,015,181

FRANCE — (3.4%)
Agence Francaise de Developpement EPIC
3.125%, 01/04/24	EUR	8,500	9,336,182
3.125%, 06/30/24		8,400	8,237,721
0.000%, 03/25/25	EUR	2,000	2,074,861
BNP Paribas SA
2.875%, 09/26/23	EUR	8,222	9,035,038
2.375%, 05/20/24	EUR	2,000	2,178,573

		Face Amount^ (000)	Value†
FRANCE — (Continued)
Bpifrance
0.750%, 11/25/24	EUR	12,000	$12,718,620
Caisse d’Amortissement de la Dette Sociale
0.125%, 10/25/23	EUR	7,600	8,243,969
3.375%, 03/20/24		18,287	18,027,998
0.375%, 05/27/24		32,720	31,283,508
1.375%, 11/25/24	EUR	27,200	29,128,588
French Republic Government Bond OAT
0.000%, 02/25/25	EUR	20,300	21,241,650
SFIL SA
0.000%, 05/24/24	EUR	2,000	2,124,054
0.125%, 10/18/24	EUR	3,800	3,997,499
SNCF Reseau
4.500%, 01/30/24	EUR	2,400	2,662,544
Unedic Asseo
2.375%, 05/25/24	EUR	4,000	4,358,369
0.625%, 02/17/25	EUR	5,200	5,476,736

TOTAL FRANCE			170,125,910

GERMANY — (4.6%)
Erste Abwicklungsanstalt
0.010%, 11/03/23	EUR	5,000	5,414,408
0.250%, 03/01/24		30,400	29,219,994
FMS Wertmanagement
0.625%, 12/15/23	GBP	2,000	2,449,447
0.375%, 05/06/24		5,000	4,783,540
Free State of Bavaria
0.010%, 01/17/25	EUR	2,800	2,919,623
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	293,700	27,324,637
1.250%, 12/29/23	GBP	5,225	6,415,871
0.250%, 03/08/24		15,900	15,287,185
1.625%, 04/03/24	NOK	318,400	29,258,842
0.000%, 07/04/24	EUR	3,900	4,144,011
0.875%, 07/18/24	GBP	1,750	2,097,661
1.500%, 07/24/24	AUD	15,200	9,790,509
0.000%, 11/15/24	EUR	300	315,408
0.000%, 02/18/25	EUR	4,743	4,951,389
4.000%, 02/27/25	AUD	2,106	1,402,100
0.010%, 03/31/25	EUR	1,856	1,930,422
Land Berlin
0.010%, 11/21/23	EUR	1,165	1,259,837
0.500%, 02/10/25	EUR	1,300	1,364,500
0.250%, 04/22/25	EUR	1,200	1,247,270
Land Hessen
0.000%, 03/10/25	EUR	3,600	3,737,487
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	840	1,033,216
0.250%, 02/12/24		18,062	17,408,284
2.000%, 07/23/24		30,000	29,038,740

12

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Landwirtschaftliche Rentenbank
5.375%, 04/23/24	NZD	4,150	$2,557,389
0.400%, 09/23/24	AUD	5,000	3,160,771
4.250%, 01/09/25	AUD	20,300	13,553,184
NRW Bank
1.375%, 12/15/23	GBP	300	369,115
1.600%, 07/31/24	AUD	4,000	2,566,735
0.250%, 03/10/25	EUR	1,547	1,611,011
State of North Rhine-Westphalia
0.000%, 04/02/24	EUR	369	394,089

TOTAL GERMANY			227,006,675

IRELAND — (0.8%)
Ireland Government Bond
3.400%, 03/18/24	EUR	35,000	38,668,964

NETHERLANDS — (3.4%)
BNG Bank NV
3.875%, 05/26/23	EUR	1,700	1,874,122
0.050%, 07/11/23	EUR	1,400	1,533,297
3.000%, 09/20/23		23,000	22,807,552
0.750%, 11/13/23	AUD	3,500	2,276,874
2.000%, 04/12/24	GBP	17,670	21,597,113
5.250%, 05/20/24	AUD	16,050	10,766,645
0.250%, 06/07/24	EUR	6,300	6,705,904
0.500%, 04/16/25	EUR	1,000	1,045,435
3.250%, 07/15/25	AUD	11,800	7,708,933
Cooperatieve Rabobank UA
5.500%, 04/11/24	AUD	2,280	1,525,029
1.375%, 01/10/25		24,468	23,089,843
Dutch Treasury Certificate
0.000%, 05/30/23	EUR	9,000	9,896,840
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.250%, 07/08/25	AUD	5,000	3,320,693
Nederlandse Waterschapsbank NV
0.125%, 09/25/23	EUR	272	295,942
1.125%, 03/15/24		10,600	10,246,758
3.400%, 07/22/25	AUD	7,540	4,937,550
Netherlands Government Bond
Ω 0.000%, 01/15/24	EUR	11,200	12,091,497
Ω 2.000%, 07/15/24	EUR	16,900	18,433,215
Shell International Finance BV
0.500%, 05/11/24	EUR	4,835	5,176,668
0.750%, 05/12/24	EUR	5,800	6,225,112

TOTAL NETHERLANDS			171,555,022

		Face Amount^ (000)	Value†
NEW ZEALAND — (0.6%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	28,200	$16,622,221
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	23,200	13,905,164

TOTAL NEW ZEALAND			30,527,385

NORWAY — (3.7%)
DNB Bank ASA
0.600%, 09/25/23	EUR	5,100	5,556,859
0.050%, 11/14/23	EUR	300	324,308
0.250%, 04/09/24	EUR	5,700	6,070,911
Equinor ASA
# 2.650%, 01/15/24		30,915	30,455,660
3.700%, 03/01/24		2,678	2,650,648
Kommunalbanken AS
2.750%, 02/05/24		13,200	12,966,096
5.250%, 07/15/24	AUD	2,900	1,949,130
0.500%, 10/08/24	AUD	7,300	4,600,901
4.250%, 07/16/25	AUD	11,500	7,671,654
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	1,121,500	104,640,921
Ω 1.750%, 03/13/25	NOK	68,800	6,264,010

TOTAL NORWAY			183,151,098

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.3%)
African Development Bank
4.000%, 01/10/25	AUD	39,000	25,883,950
Asian Development Bank
4.500%, 09/05/23	AUD	11,500	7,629,071
1.375%, 12/15/23	GBP	31,416	38,656,893
2.450%, 01/17/24	AUD	4,185	2,743,190
1.625%, 03/15/24		32,561	31,679,038
3.500%, 05/30/24	NZD	91,000	54,983,661
1.100%, 08/15/24	AUD	17,250	11,035,488
3.750%, 03/12/25	AUD	6,885	4,561,667
3.700%, 06/17/25	AUD	7,000	4,634,269
Asian Infrastructure Investment Bank
0.250%, 09/29/23		24,500	24,022,467
European Bank for Reconstruction & Development
0.500%, 09/01/23	AUD	9,500	6,211,281
European Financial Stability Facility
0.000%, 07/17/23	EUR	6,000	6,570,597
0.125%, 10/17/23	EUR	1,900	2,064,154
2.125%, 02/19/24	EUR	2,300	2,510,979
0.000%, 04/19/24	EUR	44,601	47,630,695
1.750%, 06/27/24	EUR	2,695	2,917,683
0.500%, 07/11/25	EUR	719	749,431

13

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
0.500%, 07/21/23	AUD	10,000	$6,569,423
0.500%, 08/10/23	AUD	12,950	8,488,294
0.000%, 10/16/23	EUR	6,933	7,529,467
0.500%, 11/15/23	EUR	1,960	2,128,685
0.875%, 12/15/23	GBP	2,080	2,551,915
2.125%, 01/15/24	EUR	4,866	5,317,398
1.500%, 01/26/24	NOK	152,610	14,068,064
0.000%, 03/15/24	EUR	23,034	24,671,010
2.625%, 03/15/24		14,300	14,038,962
4.125%, 04/15/24	EUR	6,000	6,660,340
4.750%, 08/07/24	AUD	38,772	25,972,080
1.700%, 11/15/24	AUD	24,846	15,953,547
0.000%, 03/25/25	EUR	840	872,791
European Stability Mechanism
0.100%, 07/31/23	EUR	1,085	1,187,095
0.125%, 04/22/24	EUR	22,573	24,115,339
0.000%, 03/14/25	EUR	12,747	13,259,219
European Union
1.875%, 04/04/24	EUR	7,400	8,047,017
0.500%, 04/04/25	EUR	1,500	1,572,623
0.800%, 07/04/25	EUR	42,700	44,837,204
European Union Bill
2.484%, 05/05/23	EUR	12,400	13,661,469
Inter-American Development Bank
3.000%, 10/04/23		25,000	24,767,323
0.250%, 11/15/23		25,000	24,356,952
1.250%, 12/15/23	GBP	38,780	47,686,792
2.625%, 01/16/24		17,480	17,200,024
3.250%, 07/01/24		6,342	6,247,497
4.750%, 08/27/24	AUD	30,150	20,201,337
International Bank for Reconstruction & Development
1.250%, 09/07/23	GBP	13,244	16,441,140
0.500%, 10/10/23	SEK	49,000	4,713,323
0.625%, 12/15/23	GBP	13,844	16,956,531
2.500%, 01/24/24	NZD	64,858	39,174,797
2.500%, 03/19/24		9,634	9,440,679
2.250%, 03/28/24		15,272	14,916,670
International Finance Corp.
1.450%, 07/22/24	AUD	30,390	19,558,843
4.000%, 04/03/25	AUD	5,141	3,422,149
Nordic Investment Bank
1.875%, 04/10/24	NOK	100,000	9,204,836
1.500%, 03/13/25	NOK	166,500	14,992,304
1.050%, 05/12/25	SEK	100,000	9,279,233

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			814,546,886

		Face Amount^ (000)	Value†
SWEDEN — (7.3%)
Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	288,000	$27,686,933
3.250%, 01/16/24		18,274	18,038,363
0.375%, 02/16/24		18,340	17,678,476
Ω 1.375%, 05/08/24		12,000	11,598,030
1.375%, 05/08/24		9,800	9,470,558
Ω 2.875%, 07/03/24		14,172	13,881,162
1.000%, 10/02/24	SEK	113,000	10,615,521
1.000%, 05/12/25	SEK	96,000	8,909,937
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24		33,603	31,629,697
Svensk Exportkredit AB
# 1.750%, 12/12/23		51,871	50,812,503
1.375%, 12/15/23	GBP	5,000	6,148,927
# 3.625%, 09/03/24		26,700	26,342,007
Svenska Handelsbanken AB
#Ω 0.625%, 06/30/23		9,410	9,334,543
0.375%, 07/03/23	EUR	1,394	1,528,492
3.900%, 11/20/23		60,431	59,948,467
0.125%, 06/18/24	EUR	1,000	1,058,513
1.000%, 04/15/25	EUR	2,200	2,309,411
Swedbank AB
Ω 0.600%, 09/25/23		7,000	6,858,334
Sweden Government Bond
Ω 1.500%, 11/13/23	SEK	521,000	50,265,815

TOTAL SWEDEN			364,115,689

UNITED KINGDOM — (0.1%)
Network Rail Infrastructure Finance PLC
4.750%, 01/22/24	GBP	5,469	6,867,738

UNITED STATES — (3.0%)
Abbott Ireland Financing DAC
0.100%, 11/19/24	EUR	3,600	3,771,856
Amazon.com, Inc.
2.730%, 04/13/24		55,000	53,914,865
0.450%, 05/12/24		6,490	6,207,274
Apple, Inc.
1.375%, 01/17/24	EUR	2,100	2,284,580
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	1,000	1,061,511
Procter & Gamble Co.
0.625%, 10/30/24	EUR	700	741,842
Roche Holdings, Inc.
Ω 1.882%, 03/08/24		79,250	77,120,599
Sanofi
0.625%, 04/05/24	EUR	4,700	5,056,616

TOTAL UNITED STATES			150,159,143

TOTAL BONDS			3,423,270,137

14

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (21.9%)
U.S. Treasury Notes
0.375%, 10/31/23	362,000	$353,911,562
0.250%, 11/15/23	445,000	433,944,531
0.500%, 11/30/23	10,000	9,746,875
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200, FRN, 5.331%, 01/31/25	291,500	292,066,857

TOTAL U.S. TREASURY OBLIGATIONS		1,089,669,825

	Shares	Value
COMMERCIAL PAPER — (7.0%)
CANADA — (1.0%)
Bank of Montreal	25,000,000	24,741,719
Hydro-Quebec	25,000,000	24,763,196

TOTAL CANADA		49,504,915

UNITED STATES — (6.0%)
BNG Bank	25,000,000	24,962,814
BNG Bank	35,000,000	34,909,449
BNG Bank	5,000,000	4,985,676
Caisse des Depots et Consignations	50,000,000	49,730,900
Caisse des Depots et Consignations	50,000,000	49,632,239
National Securities Clearing Corp	50,000,000	49,589,622
National Securities Clearing Corp	10,000,000	9,936,341
National Securities Clearing Corp	15,000,000	14,844,939
National Securities Clearing Corp	14,000,000	13,851,306
NRW Bank	25,000,000	24,983,163
Province of Quebec Canada	25,000,000	24,986,659

TOTAL UNITED STATES		302,413,108

TOTAL COMMERCIAL PAPER		351,918,023

		Shares (000)	Value†
FOREIGN SOVEREIGN OBLIGATIONS — (2.4%)
BELGIUM — (0.2%)
Kingdom of Belgium Treasury Bills
2.750%, 11/09/23	EUR	10,000,000	$10,836,089

FINLAND — (0.1%)
Finland T-Bills
2.687%, 08/14/23	EUR	4,000,000	4,368,233

NETHERLANDS — (0.5%)
Dutch Treasury Certificate
0.000%, 06/29/23	EUR	20,000,000	21,941,258

SINGAPORE — (0.5%)
Monetary Authority of Singapore Bill
3.831%, 05/19/23	SGD	33,400,000	24,982,705

SWEDEN — (0.1%)
Sweden Treasury Bills
Ω 2.433%, 06/21/23	SEK	60,000,000	5,825,316

UNITED KINGDOM — (1.0%)
U.K. Treasury Bills
4.139%, 07/31/23	GBP	40,000,000	49,729,204

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			117,682,805

TOTAL INVESTMENT SECURITIES (Cost $5,082,759,270)			4,982,540,790

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund		168,373	1,947,576

TOTAL INVESTMENTS — (100.0%) (Cost $5,084,706,492)			$4,984,488,366

15

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	78,059,446	NOK	815,175,009	HSBC Bank	05/03/23	$1,567,827
NOK	815,175,009	USD	75,925,935	HSBC Bank	05/03/23	565,684
USD	66,509,029	NOK	685,820,287	Bank of America Corp.	05/05/23	2,148,844
SEK	37,649,539	USD	3,645,304	Citibank, N.A.	05/08/23	26,933
USD	75,122,960	EUR	67,848,698	Bank of New York Mellon	05/15/23	306,626
USD	58,923,234	NZD	95,154,468	Citibank, N.A.	05/15/23	82,149
EUR	1,087,404	USD	1,195,553	Citibank, N.A.	05/15/23	3,520
EUR	5,497,919	USD	6,044,574	State Street Bank and Trust	05/15/23	17,947
EUR	22,180,770	USD	24,358,505	Barclays Capital	05/16/23	101,460
SEK	703,196	USD	68,269	Citibank, N.A.	05/16/23	347
SEK	15,604,123	USD	1,510,078	HSBC Bank	05/16/23	12,526
USD	68,787,559	EUR	62,373,555	State Street Bank and Trust	05/16/23	4,783
USD	70,219,006	NZD	112,428,840	UBS AG	05/16/23	696,019
USD	118,407,888	AUD	176,958,210	State Street Bank and Trust	05/25/23	1,200,658
USD	66,072,563	NOK	701,209,448	HSBC Bank	05/26/23	199,624
USD	52,005,410	CAD	70,386,889	HSBC Bank	06/01/23	22,653
USD	98,049,271	AUD	146,093,423	Bank of America Corp.	06/29/23	1,139,513
USD	441,780	AUD	657,883	Citibank, N.A.	06/29/23	5,379
USD	31,376,524	CAD	42,101,648	Bank of New York Mellon	06/30/23	265,286
USD	45,897,269	CAD	61,736,494	HSBC Bank	07/05/23	272,213
USD	123,629,483	AUD	182,909,826	Citibank, N.A.	07/12/23	2,233,192
USD	43,834,956	CAD	58,667,741	HSBC Bank	07/12/23	472,007
USD	25,065,892	SGD	33,299,800	State Street Bank and Trust	07/20/23	36,741

Total Appreciation						$11,381,931

USD	76,800,010	DKK	522,094,609	Bank of America Corp.	05/08/23	$(412,909)
USD	21,373,704	SEK	220,500,447	Bank of New York Mellon	05/08/23	(133,331)
USD	149,029,134	EUR	136,393,566	Societe Generale	05/08/23	(1,310,242)
USD	50,444,422	SEK	521,265,034	State Street Bank and Trust	05/08/23	(398,402)
USD	144,312,822	EUR	136,393,566	Societe Generale	05/09/23	(6,036,007)
USD	71,012,516	DKK	498,266,488	Bank of America Corp.	05/10/23	(2,686,326)
USD	1,552,171	DKK	10,853,279	Morgan Stanley and Co. International	05/10/23	(53,142)
EUR	5,768,916	USD	6,361,380	Citibank, N.A.	05/15/23	(33)
USD	50,543,308	SEK	521,986,767	Morgan Stanley and Co. International	05/16/23	(390,613)
USD	124,871,545	GBP	103,452,981	Citibank, N.A.	05/22/23	(5,198,551)
USD	150,197,853	EUR	138,683,221	HSBC Bank	05/23/23	(2,795,724)
USD	127,402,875	GBP	102,378,951	State Street Bank and Trust	05/25/23	(1,324,890)
USD	41,573,670	CAD	56,302,112	State Street Bank and Trust	05/31/23	(6,247)
USD	149,056,656	EUR	136,597,502	State Street Bank and Trust	05/31/23	(1,703,471)
USD	76,266,536	NOK	817,612,819	HSBC Bank	06/02/23	(568,070)
USD	63,521,185	EUR	58,265,658	State Street Bank and Trust	06/05/23	(803,544)
USD	124,917,028	AUD	188,673,303	Barclays Capital	06/07/23	(119,609)
AUD	1,404,639	USD	943,693	Citibank, N.A.	06/07/23	(12,817)
USD	40,252,594	CAD	55,423,193	Bank of New York Mellon	06/23/23	(696,965)
USD	34,717,592	CAD	47,513,018	Barclays Capital	06/26/23	(389,611)

Total (Depreciation)						$(25,040,504)

Total Appreciation (Depreciation)						$(13,658,573)

16

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$231,385,752	—	$231,385,752
Austria	—	13,652,568	—	13,652,568
Belgium	—	141,469,928	—	141,469,928
Canada	—	650,265,111	—	650,265,111
Denmark	—	190,757,087	—	190,757,087
Finland	—	39,015,181	—	39,015,181
France	—	170,125,910	—	170,125,910
Germany	—	227,006,675	—	227,006,675
Ireland	—	38,668,964	—	38,668,964
Netherlands	—	171,555,022	—	171,555,022
New Zealand	—	30,527,385	—	30,527,385
Norway	—	183,151,098	—	183,151,098
Supranational Organization Obligations	—	814,546,886	—	814,546,886
Sweden	—	364,115,689	—	364,115,689
United Kingdom	—	6,867,738	—	6,867,738
United States	—	150,159,143	—	150,159,143
U.S. Treasury Obligations	—	1,089,669,825	—	1,089,669,825
Commercial Paper	—	351,918,023	—	351,918,023
Foreign Sovereign Obligations	—	117,682,805	—	117,682,805
Securities Lending Collateral	—	1,947,576	—	1,947,576
Forward Currency Contracts**	—	(13,658,573)	—	(13,658,573)

TOTAL	—	$4,970,829,793	—	$4,970,829,793

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

17

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (83.2%)
AUSTRALIA — (1.9%)
ASB Finance Ltd.
0.750%, 03/13/24	EUR	500	$535,259
Bank of New Zealand
Ω 1.000%, 03/03/26		300	269,654
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	1,000	1,094,335
Glencore Funding LLC
Ω 4.125%, 03/12/24		825	811,802
Ω 4.625%, 04/29/24		1,200	1,188,209
Ω 1.625%, 09/01/25		975	900,335
Ω 1.625%, 04/27/26		5,600	5,079,994
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r) 4.116%, 12/09/25	AUD	500	327,352
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	3,900	2,624,266
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 4.456%, 01/25/27	AUD	1,000	655,551
Telstra Corp. Ltd.
2.500%, 09/15/23	EUR	1,000	1,097,167
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	4,000	2,458,518
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r) 4.376%, 03/17/25	AUD	3,500	2,320,125

TOTAL AUSTRALIA			19,362,567

AUSTRIA — (0.6%)
Erste Group Bank AG
1.500%, 04/07/26	EUR	2,200	2,292,476
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	1,300	1,359,953
OMV AG
0.000%, 07/03/25	EUR	2,236	2,286,255

TOTAL AUSTRIA			5,938,684

BELGIUM — (1.6%)
Belfius Bank SA
0.010%, 10/15/25	EUR	1,500	1,510,412

		Face Amount^ (000)	Value†
BELGIUM — (Continued)
0.000%, 08/28/26	EUR	1,500	$1,456,393
Dexia Credit Local SA
1.625%, 12/08/23	GBP	900	1,108,499
0.000%, 05/29/24	EUR	5,000	5,302,180
0.500%, 01/17/25	EUR	5,000	5,243,316
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	200	215,334
1.875%, 06/19/25	EUR	1,000	1,062,948

TOTAL BELGIUM			15,899,082

CANADA — (7.2%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	4,500	4,668,923
Bank of Montreal
2.850%, 03/06/24	CAD	3,000	2,172,528
2.280%, 07/29/24	CAD	5,500	3,929,099
2.750%, 06/15/27	EUR	200	211,556
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 4.661%, 07/17/24	AUD	2,000	1,325,630
Bank of Nova Scotia
2.290%, 06/28/24	CAD	21,000	15,080,599
1.050%, 03/02/26		6,200	5,562,921
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	23,500	17,282,998
1.250%, 06/22/26		429	385,363
Canadian Natural Resources Ltd.
3.900%, 02/01/25		1,110	1,086,686
CDP Financial, Inc.
0.875%, 06/10/25		4,500	4,184,831
Enbridge, Inc.
4.000%, 10/01/23		3,000	2,981,831
ITC Holdings Corp.
3.650%, 06/15/24		1,099	1,080,328
Ontario, Province of Canada
0.500%, 12/15/23	GBP	100	122,342
Quebec, Province of Canada
2.375%, 01/22/24	EUR	200	218,382
Rogers Communications, Inc.
3.625%, 12/15/25		100	96,231

18

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Royal Bank of Canada
2.352%, 07/02/24	CAD	2,500	$1,790,973
1.200%, 04/27/26		1,150	1,046,750
Toronto-Dominion Bank
0.750%, 01/06/26		4,740	4,258,851
1.200%, 06/03/26		5,500	4,907,970
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 4.653%, 07/10/24	AUD	1,000	662,853

TOTAL CANADA			73,057,645

DENMARK — (0.3%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	750	783,164
Danske Bank AS
0.625%, 05/26/25	EUR	2,170	2,240,354

TOTAL DENMARK			3,023,518

FINLAND — (0.5%)
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	2,700	2,895,404
OP Corporate Bank PLC
0.375%, 06/19/24	EUR	1,000	1,057,615
0.250%, 03/24/26	EUR	740	732,789
1.375%, 09/04/26	GBP	500	545,687

TOTAL FINLAND			5,231,495

FRANCE — (4.9%)
Airbus SE
1.625%, 04/07/25	EUR	500	532,227
Arval Service Lease SA
0.875%, 02/17/25	EUR	2,400	2,488,743
4.125%, 04/13/26	EUR	2,500	2,732,812
Banque Federative du Credit Mutuel SA
Ω 2.375%, 11/21/24		300	286,413
0.010%, 03/07/25	EUR	4,900	5,032,321
1.000%, 05/23/25	EUR	1,200	1,250,481
1.625%, 01/19/26	EUR	1,000	1,038,460
1.000%, 07/16/26	GBP	200	220,949
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	822	874,126
0.000%, 01/22/25	EUR	3,500	3,611,623
3.875%, 01/19/26	EUR	1,500	1,651,525
BNP Paribas SA
1.000%, 06/27/24	EUR	3,000	3,202,398
BPCE SA
1.000%, 07/15/24	EUR	2,000	2,133,345
Ω 2.375%, 01/14/25		1,500	1,417,753
0.625%, 04/28/25	EUR	3,000	3,106,070
0.250%, 01/15/26	EUR	2,000	2,007,460

		Face Amount^ (000)	Value†
FRANCE — (Continued)
0.375%, 02/02/26	EUR	1,000	$1,004,616
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24		3,100	2,963,902
Credit Agricole SA
2.375%, 05/20/24	EUR	2,000	2,172,948
0.500%, 06/24/24	EUR	2,000	2,124,103
1.375%, 03/13/25	EUR	1,100	1,161,522
1.000%, 09/18/25	EUR	1,000	1,038,526
1.250%, 04/14/26	EUR	500	515,082
1.375%, 05/03/27	EUR	800	805,939
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	957,591
LVMH Moet Hennessy Louis Vuitton SE
0.000%, 02/11/26	EUR	1,200	1,213,560
Regie Autonome des Transports Parisiens
0.375%, 06/15/24	EUR	400	425,809
Societe Generale SA
Ω 1.375%, 07/08/25		1,000	915,919
0.125%, 02/24/26	EUR	1,600	1,588,560
TotalEnergies Capital International SA
2.875%, 11/19/25	EUR	1,000	1,096,655
1.660%, 07/22/26	GBP	100	114,527

TOTAL FRANCE			49,685,965

GERMANY — (4.5%)
Bayer U.S. Finance II LLC
Ω 4.250%, 12/15/25		4,700	4,608,289
BMW Finance NV
0.500%, 02/22/25	EUR	494	519,524
0.000%, 01/11/26	EUR	240	243,453
BMW U.S. Capital LLC
Ω 3.900%, 04/09/25		142	140,232
1.000%, 04/20/27	EUR	822	833,897
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	2,000	2,107,737
Deutsche Bank AG
3.700%, 05/30/24		748	725,431
FMS Wertmanagement
0.625%, 12/15/23	GBP	100	122,472
HOWOGE Wohnungsbaugesellschaft mbH
0.000%, 11/01/24	EUR	2,900	3,002,886
Kreditanstalt fuer Wiederaufbau
1.250%, 12/29/23	GBP	1,500	1,841,877

19

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	7,500	$4,994,570
Landwirtschaftliche Rentenbank
1.125%, 12/15/23	GBP	955	1,173,312
4.750%, 05/06/26	AUD	9,900	6,758,934
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		10,226	9,394,551
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	200	205,659
NRW Bank
1.050%, 03/31/26	AUD	2,800	1,703,364
Siemens Financieringsmaatschappij NV
0.000%, 09/05/24	EUR	240	253,664
1.000%, 02/20/25	GBP	500	587,692
2.250%, 03/10/25	EUR	200	216,153
0.000%, 02/20/26	EUR	400	404,494
Volkswagen Financial Services NV
1.625%, 02/10/24	GBP	400	488,201
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	969,573
Ω 3.350%, 05/13/25		200	193,691
Volkswagen Leasing GmbH
0.000%, 07/19/24	EUR	2,633	2,770,956
0.375%, 07/20/26	EUR	500	491,536
VW Credit Canada, Inc.
1.200%, 09/25/23	CAD	2,000	1,452,869

TOTAL GERMANY			46,205,017

IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		5,000	4,801,875
1.750%, 01/30/26		2,700	2,422,340
4.450%, 04/03/26		150	145,122
ESB Finance DAC
2.125%, 06/08/27	EUR	1,000	1,041,347
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	833,966

TOTAL IRELAND			9,244,650

ITALY — (1.0%)
Enel Finance International NV
5.625%, 08/14/24	GBP	1,787	2,255,627

		Face Amount^ (000)	Value†
ITALY — (Continued)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		1,000	$963,898
Republic of Italy Government International Bond
6.875%, 09/27/23		2,500	2,510,850
2.375%, 10/17/24		4,562	4,367,777
1.250%, 02/17/26		248	222,731

TOTAL ITALY			10,320,883

JAPAN — (6.4%)
American Honda Finance Corp.
1.950%, 10/18/24	EUR	1,710	1,842,766
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	2,000	2,089,335
0.010%, 09/09/25	EUR	400	406,315
0.875%, 10/10/25	EUR	400	413,864
East Japan Railway Co.
2.614%, 09/08/25	EUR	4,900	5,298,777
Honda Canada Finance, Inc.
3.176%, 08/28/23	CAD	3,000	2,201,491
JT International Financial Services BV
1.125%, 09/28/25	EUR	400	412,433
Mitsubishi Corp.
3.375%, 07/23/24		250	244,643
Mitsubishi UFJ Financial Group, Inc.
0.978%, 06/09/24	EUR	3,000	3,200,183
0.339%, 07/19/24	EUR	2,999	3,165,687
1.412%, 07/17/25		2,300	2,115,460
2.757%, 09/13/26		2,000	1,856,637
Mizuho Financial Group, Inc.
0.523%, 06/10/24	EUR	3,000	3,184,448
0.118%, 09/06/24	EUR	3,623	3,798,045
0.214%, 10/07/25	EUR	100	101,349
1.631%, 04/08/27	EUR	3,277	3,306,317
Nomura Holdings, Inc.
1.653%, 07/14/26		5,828	5,164,597
NTT Finance Corp.
0.010%, 03/03/25	EUR	1,700	1,758,005
ORIX Corp.
1.919%, 04/20/26	EUR	500	519,892
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	2,000	2,114,529
0.948%, 01/12/26		2,300	2,063,211
1.546%, 06/15/26	EUR	3,040	3,115,628
2.632%, 07/14/26		4,000	3,737,772
Takeda Pharmaceutical Co. Ltd.
2.250%, 11/21/26	EUR	2,500	2,639,052

20

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Toyota Credit Canada, Inc.
3.040%, 07/12/23	CAD	6,000	$4,412,370
Toyota Finance Australia Ltd.
0.250%, 04/09/24	EUR	1,000	1,069,216
2.004%, 10/21/24	EUR	1,400	1,509,901
0.064%, 01/13/25	EUR	2,700	2,802,449
Toyota Motor Credit Corp.
0.750%, 11/19/26	GBP	733	799,099

TOTAL JAPAN			65,343,471

NETHERLANDS — (1.9%)
BNG Bank NV
3.250%, 07/15/25	AUD	7,000	4,573,096
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,000	968,108
de Volksbank NV
0.010%, 09/16/24	EUR	1,000	1,046,960
Enexis Holding NV
0.875%, 04/28/26	EUR	3,000	3,077,092
ING Groep NV
1.125%, 02/14/25	EUR	4,600	4,844,673
JAB Holdings BV
1.625%, 04/30/25	EUR	2,000	2,114,803
Royal Schiphol Group NV
2.000%, 10/05/26	EUR	526	552,532
TenneT Holding BV
1.625%, 11/17/26	EUR	2,250	2,370,386

TOTAL NETHERLANDS			19,547,650

NORWAY — (1.4%)
Aker BP ASA
3.000%, 01/15/25		5,900	5,690,122
Ω 3.000%, 01/15/25		1,000	964,428
Ω 2.875%, 01/15/26		1,300	1,236,002
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	60,039
SpareBank 1 SMN
3.125%, 12/22/25	EUR	1,000	1,079,190
Statkraft AS
1.125%, 03/20/25	EUR	3,500	3,687,067
Statnett SF
0.875%, 03/08/25	EUR	500	523,094
Telenor ASA
2.625%, 12/06/24	EUR	1,000	1,084,843
0.750%, 05/31/26	EUR	200	202,647

TOTAL NORWAY			14,527,432

PORTUGAL — (0.0%)
EDP - Energias de Portugal SA
2.875%, 06/01/26	EUR	200	215,410

		Face Amount^ (000)	Value†
SPAIN — (1.6%)
Autonomous Community of Madrid
4.125%, 05/21/24	EUR	4,000	$4,435,996
1.826%, 04/30/25	EUR	1,250	1,339,668
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	7,000	7,349,281
3.375%, 09/20/27	EUR	500	540,953
CaixaBank SA
0.375%, 02/03/25	EUR	1,000	1,036,776
Iberdrola Finanzas SA
7.375%, 01/29/24	GBP	900	1,147,569

TOTAL SPAIN			15,850,243

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.8%)
Asian Development Bank
0.500%, 05/05/26	AUD	5,400	3,255,884
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	200	120,454
Inter-American Development Bank
1.250%, 12/15/23	GBP	400	491,870
3.000%, 02/21/24		5,000	4,919,935
2.750%, 10/30/25	AUD	10,000	6,469,951
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	1,800	1,084,445
International Finance Corp.
1.250%, 12/15/23	GBP	1,250	1,536,911

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			17,879,450

SWEDEN — (2.4%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	2,000	2,058,205
SBAB Bank AB
1.875%, 12/10/25	EUR	2,877	3,032,050
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	1,400	1,478,069
4.000%, 11/09/26	EUR	1,000	1,097,100
1.750%, 11/11/26	EUR	600	617,250
Svenska Handelsbanken AB
1.000%, 04/15/25	EUR	670	703,320
Swedbank AB
0.250%, 10/09/24	EUR	800	836,526
0.250%, 11/02/26	EUR	1,600	1,555,101
Ω 1.538%, 11/16/26		2,400	2,143,632
1.300%, 02/17/27	EUR	300	296,378

21

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
Vattenfall AB
3.250%, 04/18/24	EUR	400	$440,162
Volvo Treasury AB
0.125%, 09/17/24	EUR	250	262,662
0.625%, 02/14/25	EUR	1,000	1,047,581
1.625%, 09/18/25	EUR	3,690	3,893,207
2.625%, 02/20/26	EUR	2,750	2,966,288
2.000%, 08/19/27	EUR	2,159	2,236,125

TOTAL SWEDEN			24,663,656

SWITZERLAND — (0.9%)
ABB Finance BV
0.625%, 03/31/24	EUR	480	515,028
Argentum Netherlands BV for Givaudan SA
1.125%, 09/17/25	EUR	700	728,680
UBS AG
0.010%, 03/31/26	EUR	1,270	1,246,353
UBS Group AG
Ω 4.125%, 09/24/25		2,000	1,926,816
Ω 4.125%, 04/15/26		5,000	4,784,767
1.250%, 09/01/26	EUR	240	237,945

TOTAL SWITZERLAND			9,439,589

UNITED KINGDOM — (5.4%)
Barclays PLC
3.125%, 01/17/24	GBP	480	592,484
3.650%, 03/16/25		500	478,514
4.375%, 01/12/26		3,300	3,215,535
BAT Capital Corp.
3.222%, 08/15/24		3,500	3,404,778
BAT International Finance PLC
0.875%, 10/13/23	EUR	3,000	3,263,534
1.668%, 03/25/26		1,000	910,501
BP Capital Markets PLC
1.876%, 04/07/24	EUR	1,943	2,108,664
2.972%, 02/27/26	EUR	2,341	2,549,858
2.213%, 09/25/26	EUR	2,500	2,642,116
1.573%, 02/16/27	EUR	1,016	1,045,920
CNH Industrial Capital LLC
4.200%, 01/15/24		380	375,701
3.950%, 05/23/25		4,100	4,003,176
Diageo Finance PLC
0.500%, 06/19/24	EUR	174	185,521
1.750%, 09/23/24	EUR	600	647,151
1.000%, 04/22/25	EUR	1,000	1,054,338
2.375%, 05/20/26	EUR	1,000	1,072,105
HSBC Continental Europe SA
0.250%, 05/17/24	EUR	400	424,238

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
HSBC Holdings PLC
3.196%, 12/05/23	CAD	4,000	$2,916,279
4.300%, 03/08/26		1,000	981,833
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	100	103,933
Lloyds Bank PLC
7.500%, 04/15/24	GBP	250	319,986
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	330	350,247
Lseg Netherlands BV
0.000%, 04/06/25	EUR	740	762,209
LSEGA Financing PLC
Ω 0.650%, 04/06/24		800	762,134
Motability Operations Group PLC
0.875%, 03/14/25	EUR	2,470	2,591,488
0.375%, 01/03/26	EUR	2,100	2,131,857
Nationwide Building Society
1.250%, 03/03/25	EUR	600	632,096
0.250%, 07/22/25	EUR	850	866,823
Ω 1.500%, 10/13/26		9,000	7,967,760
2.000%, 04/28/27	EUR	920	946,448
NatWest Group PLC
4.800%, 04/05/26		3,068	3,055,065
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	200	203,969
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		700	682,577
Unilever Finance Netherlands BV
0.750%, 02/28/26	EUR	1,775	1,828,041

TOTAL UNITED KINGDOM			55,076,879

UNITED STATES — (38.0%)
Altria Group, Inc.
2.200%, 06/15/27	EUR	1,000	1,019,533
Amazon.com, Inc.
1.000%, 05/12/26		2,823	2,575,869
Amcor Finance USA, Inc.
3.625%, 04/28/26		551	530,334
American Express Co.
2.500%, 07/30/24		2,500	2,423,559
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	1,000	1,044,372
American Tower Corp.
4.000%, 06/01/25		2,000	1,964,276
1.300%, 09/15/25		256	235,329
1.600%, 04/15/26		1,500	1,364,564
3.375%, 10/15/26		3,000	2,856,509

22

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Amgen, Inc.
2.000%, 02/25/26	EUR	1,700	$1,799,965
Aon Global Ltd.
2.875%, 05/14/26	EUR	1,500	1,596,092
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	5,250	5,462,314
Assurant, Inc.
4.200%, 09/27/23		250	247,459
Avnet, Inc.
4.625%, 04/15/26		2,000	1,969,254
Bank of America Corp.
2.375%, 06/19/24	EUR	1,000	1,085,085
3.500%, 04/19/26		1,230	1,195,309
Biogen, Inc.
4.050%, 09/15/25		5,701	5,589,870
Boardwalk Pipelines LP
4.950%, 12/15/24		355	352,397
5.950%, 06/01/26		200	203,999
Boeing Co.
2.600%, 10/30/25		5,194	4,902,602
Boeing Co.
3.100%, 05/01/26		1,100	1,042,764
2.250%, 06/15/26		154	141,875
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	1,000	1,084,887
0.100%, 03/08/25	EUR	4,280	4,424,865
1.800%, 03/03/27	EUR	1,700	1,765,164
BorgWarner, Inc.
Ω 5.000%, 10/01/25		1,683	1,676,156
Bristol-Myers Squibb Co.
3.200%, 06/15/26		719	700,333
Brown & Brown, Inc.
4.200%, 09/15/24		1,429	1,412,068
Capital One Financial Corp.
3.750%, 04/24/24		700	684,979
3.200%, 02/05/25		1,000	953,929
Cargill, Inc.
Ω 0.750%, 02/02/26		460	419,200
Carrier Global Corp.
2.242%, 02/15/25		436	415,750
Celanese U.S. Holdings LLC
1.400%, 08/05/26		970	850,471
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	1,022	1,062,776
Citigroup, Inc.
2.375%, 05/22/24	EUR	3,000	3,258,668
1.750%, 01/28/25	EUR	300	320,375
3.400%, 05/01/26		4,900	4,720,856
3.200%, 10/21/26		1,200	1,139,488
CNA Financial Corp.
7.250%, 11/15/23		460	462,526
3.950%, 05/15/24		7,000	6,891,222

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Coca-Cola Co.
1.875%, 09/22/26	EUR	500	$526,454
Comcast Corp.
0.000%, 09/14/26	EUR	1,900	1,869,461
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,394,893
Constellation Energy Generation LLC
3.250%, 06/01/25		2,000	1,923,106
Crown Castle, Inc.
3.200%, 09/01/24		5,000	4,871,171
1.050%, 07/15/26		2,500	2,221,128
Discover Financial Services
# 4.500%, 01/30/26		4,517	4,370,515
Discovery Communications LLC
2.500%, 09/20/24	GBP	200	241,090
3.450%, 03/15/25		200	193,047
Dover Corp.
0.750%, 11/04/27	EUR	465	451,820
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,293,220
DXC Technology Co.
1.800%, 09/15/26		285	250,420
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	500	530,887
0.128%, 03/08/26	EUR	2,500	2,499,738
Ecolab, Inc.
1.000%, 01/15/24	EUR	170	184,007
Edison International
4.950%, 04/15/25		6,000	5,981,853
Elevance Health, Inc.
2.375%, 01/15/25		1,000	961,699
1.500%, 03/15/26		861	792,245
Emerson Electric Co.
1.250%, 10/15/25	EUR	1,100	1,149,527
Energy Transfer LP
4.050%, 03/15/25		300	294,139
2.900%, 05/15/25		7,000	6,681,447
Equinix, Inc.
2.625%, 11/18/24		4,000	3,846,154
1.250%, 07/15/25		3,500	3,217,380
1.450%, 05/15/26		600	542,030
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,000	3,925,441
Exelon Corp.
3.950%, 06/15/25		1,650	1,618,131
Expedia Group, Inc.
5.000%, 02/15/26		3,000	2,999,284
Experian Finance PLC
1.375%, 06/25/26	EUR	2,553	2,630,505
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		721	714,603

23

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Fidelity National Information Services, Inc.
1.150%, 03/01/26		6,800	$6,123,537
Fiserv, Inc.
3.200%, 07/01/26		3,750	3,575,602
Flex Ltd.
3.750%, 02/01/26		7,750	7,448,412
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		1,000	982,268
General Motors Co.
6.125%, 10/01/25		800	814,253
General Motors Financial Co., Inc.
2.250%, 09/06/24	GBP	200	240,108
1.694%, 03/26/25	EUR	500	529,800
2.750%, 06/20/25		2,000	1,897,101
# 1.250%, 01/08/26		3,000	2,701,805
5.250%, 03/01/26		1,500	1,498,964
Georgia-Pacific LLC
Ω 3.600%, 03/01/25		125	122,211
Gilead Sciences, Inc.
3.650%, 03/01/26		539	527,109
GlaxoSmithKline Capital PLC
3.000%, 06/01/24		1,000	982,455
Global Payments, Inc.
3.750%, 06/01/23		1,000	998,059
1.500%, 11/15/24		1,000	943,954
1.200%, 03/01/26		400	358,638
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	500	525,540
3.375%, 03/27/25	EUR	2,000	2,189,820
3.750%, 02/25/26		1,090	1,062,112
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		3,130	3,114,096
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	514	542,733
Humana, Inc.
3.850%, 10/01/24		6,850	6,742,065
International Business Machines Corp.
3.000%, 05/15/24		6,000	5,877,667
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	2,000	2,036,048
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		1,002	988,065
J M Smucker Co.
3.500%, 03/15/25		1,000	976,427

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Jabil, Inc.
1.700%, 04/15/26		4,500	$4,086,103
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	1,500	1,574,949
Johnson Controls International PLC
1.375%, 02/25/25	EUR	291	308,162
JPMorgan Chase & Co.
3.300%, 04/01/26		5,845	5,660,340
Juniper Networks, Inc.
1.200%, 12/10/25		6,000	5,439,582
Kinder Morgan, Inc.
4.300%, 06/01/25		2,000	1,975,574
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,000	1,808,262
Lazard Group LLC
3.750%, 02/13/25		2,460	2,394,464
3.625%, 03/01/27		4,000	3,770,178
Lennar Corp.
4.750%, 05/30/25		3,700	3,675,795
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	200	211,730
Marathon Petroleum Corp.
4.700%, 05/01/25		3,790	3,766,480
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		2,000	1,962,400
1.349%, 09/21/26	EUR	342	347,045
McDonald’s Corp.
3.700%, 01/30/26		296	292,031
McKesson Corp.
0.900%, 12/03/25		600	544,833
Medtronic Global Holdings SCA
0.000%, 10/15/25	EUR	2,800	2,843,438
1.125%, 03/07/27	EUR	1,400	1,419,788
Merck & Co., Inc.
0.500%, 11/02/24	EUR	700	740,300
MetLife, Inc.
5.375%, 12/09/24	GBP	800	1,001,222
Morgan Stanley
3.000%, 02/07/24	CAD	11,500	8,341,182
1.375%, 10/27/26	EUR	207	211,011
1.875%, 04/27/27	EUR	1,000	1,019,324
MPLX LP
4.875%, 12/01/24		165	164,367
1.750%, 03/01/26		3,900	3,587,474
Mylan, Inc.
4.200%, 11/29/23		331	327,553
National Retail Properties, Inc.
3.900%, 06/15/24		5,000	4,917,381

24

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NetApp, Inc.
1.875%, 06/22/25		7,000	$6,561,918
Nuveen Finance LLC
Ω 4.125%, 11/01/24		7,000	6,823,533
ONEOK, Inc.
2.750%, 09/01/24		3,590	3,480,312
2.200%, 09/15/25		1,927	1,799,152
5.850%, 01/15/26		1,500	1,529,864
Oracle Corp.
2.500%, 04/01/25		1,000	954,765
1.650%, 03/25/26		5,208	4,782,187
Ovintiv Exploration, Inc.
5.375%, 01/01/26		292	292,989
Paramount Global
4.750%, 05/15/25		1,698	1,681,112
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 4.000%, 07/15/25		2,000	1,939,976
Ω 4.450%, 01/29/26		1,715	1,674,138
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 1.700%, 06/15/26		4,000	3,591,939
Philip Morris International, Inc.
2.875%, 05/01/24		500	489,696
0.625%, 11/08/24	EUR	1,500	1,579,243
2.750%, 03/19/25	EUR	424	460,520
PPG Industries, Inc.
1.875%, 06/01/25	EUR	7,000	7,450,819
1.200%, 03/15/26		484	439,095
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	300	283,629
Prologis LP
3.000%, 06/02/26	EUR	1,550	1,672,796
Public Storage
0.875%, 02/15/26		1,500	1,353,998
PulteGroup, Inc.
5.500%, 03/01/26		3,000	3,029,377
PVH Corp.
4.625%, 07/10/25		4,851	4,787,041
Realty Income Corp.
1.875%, 01/14/27	GBP	300	331,735
Ross Stores, Inc.
4.600%, 04/15/25		2,000	1,989,060
Royalty Pharma PLC
1.200%, 09/02/25		7,500	6,838,642
Ryder System, Inc.
2.500%, 09/01/24		3,000	2,895,327
4.625%, 06/01/25		1,000	991,550
3.350%, 09/01/25		1,500	1,443,184
Schlumberger Finance BV
0.000%, 10/15/24	EUR	1,740	1,824,233
1.375%, 10/28/26	EUR	1,200	1,234,497
Sempra Energy
3.300%, 04/01/25		3,531	3,428,354

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Simon Property Group LP
2.000%, 09/13/24		5,000	$4,780,399
3.500%, 09/01/25		2,000	1,931,330
Sky Ltd.
1.875%, 11/24/23	EUR	3,000	3,277,808
2.250%, 11/17/25	EUR	240	256,548
2.500%, 09/15/26	EUR	3,467	3,708,698
Southwestern Electric Power Co.
1.650%, 03/15/26		5,185	4,750,752
Steel Dynamics, Inc.
2.400%, 06/15/25		2,100	1,989,663
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/23	EUR	700	757,460
0.000%, 11/18/25	EUR	440	444,946
Thermo Fisher Scientific, Inc.
0.125%, 03/01/25	EUR	2,980	3,090,965
1.400%, 01/23/26	EUR	1,800	1,879,851
1.750%, 04/15/27	EUR	300	311,049
U.S. Bancorp
0.850%, 06/07/24	EUR	6,000	6,311,496
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	5,000	3,591,209
1.625%, 11/15/25	EUR	1,500	1,583,543
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,000	1,913,595
Ventas Realty LP
3.500%, 04/15/24		1,000	978,187
2.650%, 01/15/25		2,000	1,900,446
Verizon Communications, Inc.
1.450%, 03/20/26		4,567	4,207,111
Viatris, Inc.
1.650%, 06/22/25		480	442,561
VMware, Inc.
1.400%, 08/15/26		3,425	3,058,339
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	650,797
Wells Fargo & Co.
3.184%, 02/08/24	CAD	9,250	6,715,015
2.125%, 06/04/24	EUR	260	281,094
Western Union Co.
1.350%, 03/15/26		3,062	2,757,360
WRKCo, Inc.
4.650%, 03/15/26		500	493,991

TOTAL UNITED STATES			386,911,149

TOTAL BONDS			847,424,435

25

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (15.3%)
U.S. Treasury Notes
0.125%, 07/31/23	26,975	$26,646,242
0.375%, 10/31/23	11,000	10,754,219
2.125%, 11/30/23	51,100	50,269,625
0.125%, 12/15/23	9,000	8,739,844
0.750%, 12/31/23	7,000	6,808,867
0.875%, 01/31/24	12,500	12,128,906
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200, FRN, 5.331%, 01/31/25	40,250	40,328,271

TOTAL U.S. TREASURY OBLIGATIONS		155,675,974

	Shares	Value
COMMERCIAL PAPER — (1.2%)
UNITED STATES — (1.2%)
Jabil, Inc.	3,000,000	2,993,500

	Shares	Value
UNITED STATES — (Continued)
Walgreens Boots
Alliance, Inc.	4,000,000	$3,996,929
Walgreens Boots
Alliance, Inc.	2,500,000	2,493,018
Walt Disney Co.	3,500,000	3,473,351

TOTAL UNITED STATES		12,956,798

TOTAL INVESTMENT SECURITIES (Cost $1,042,490,495)		1,016,057,207

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	241,721	2,795,991

TOTAL INVESTMENTS — (100.0%) (Cost $1,045,286,221)		$1,018,853,198

As of April 30, 2023, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	418,339	USD	457,328	Citibank, N.A.	05/16/23	$3,998
USD	105,134,327	EUR	95,091,951	UBS AG	05/16/23	271,162
USD	2,355,686	EUR	2,134,575	Citibank, N.A.	05/23/23	850
USD	3,524,875	EUR	3,189,484	State Street Bank and Trust	05/24/23	6,080
USD	31,673,592	CAD	42,610,363	HSBC Bank	07/05/23	183,301
USD	31,114,726	CAD	41,837,019	Barclays Capital	07/11/23	192,419
USD	36,285,290	AUD	53,865,551	Citibank, N.A.	07/19/23	524,954
USD	1,881,902	AUD	2,797,031	Citibank, N.A.	07/20/23	24,931

Total Appreciation						$1,207,695

USD	3,912,200	GBP	3,202,428	Citibank, N.A.	05/19/23	$(113,921)
USD	1,810,338	GBP	1,465,354	Bank of America Corp.	05/22/23	(32,033)
USD	631,699	GBP	523,388	Citibank, N.A.	05/22/23	(26,350)
USD	812,614	GBP	649,593	HSBC Bank	05/22/23	(4,111)
USD	3,532,306	GBP	2,841,058	State Street Bank and Trust	05/22/23	(39,720)
USD	6,919,290	EUR	6,388,768	Bank of America Corp.	05/23/23	(128,718)
USD	878,282	EUR	798,926	Citibank, N.A.	05/23/23	(3,083)
USD	90,178,081	EUR	83,260,668	HSBC Bank	05/23/23	(1,674,036)
USD	531,349	EUR	483,537	Citibank, N.A.	05/24/23	(2,112)
USD	98,273,748	EUR	89,689,806	UBS AG	05/24/23	(676,449)
USD	4,534,879	GBP	3,646,437	State Street Bank and Trust	05/25/23	(50,025)
USD	2,298,148	CAD	3,120,170	State Street Bank and Trust	07/05/23	(7,748)
USD	5,902,454	CAD	7,986,723	Royal Bank of Canada	07/11/23	(641)
USD	2,147,425	AUD	3,246,852	Citibank, N.A.	07/20/23	(8,185)

Total (Depreciation)						$(2,767,132)

Total Appreciation (Depreciation)						$(1,559,437)

26

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$19,362,567	—	$19,362,567
Austria	—	5,938,684	—	5,938,684
Belgium	—	15,899,082	—	15,899,082
Canada	—	73,057,645	—	73,057,645
Denmark	—	3,023,518	—	3,023,518
Finland	—	5,231,495	—	5,231,495
France	—	49,685,965	—	49,685,965
Germany	—	46,205,017	—	46,205,017
Ireland	—	9,244,650	—	9,244,650
Italy	—	10,320,883	—	10,320,883
Japan	—	65,343,471	—	65,343,471
Netherlands	—	19,547,650	—	19,547,650
Norway	—	14,527,432	—	14,527,432
Portugal	—	215,410	—	215,410
Spain	—	15,850,243	—	15,850,243
Supranational Organization Obligations	—	17,879,450	—	17,879,450
Sweden	—	24,663,656	—	24,663,656
Switzerland	—	9,439,589	—	9,439,589
United Kingdom	—	55,076,879	—	55,076,879
United States	—	386,911,149	—	386,911,149
U.S. Treasury Obligations	—	155,675,974	—	155,675,974
Commercial Paper	—	12,956,798	—	12,956,798
Securities Lending Collateral	—	2,795,991	—	2,795,991
Forward Currency Contracts**	—	(1,559,437)	—	(1,559,437)

TOTAL	—	$1,017,293,761	—	$1,017,293,761

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (0.2%)
Federal Home Loan Bank
0.010%, 02/26/24		24,000	$23,112,318

BONDS — (85.2%)
AUSTRALIA — (4.9%)
Australia & New Zealand Banking Group Ltd.
4.050%, 05/12/25	AUD	19,446	12,847,861
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 4.285%, 11/04/25	AUD	12,400	8,255,463
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	17,300	11,464,516
Ω 1.125%, 06/15/26		19,673	17,727,027
(r) 3M Swap + 1.150%, FRN, 4.795%, 01/13/28	AUD	11,000	7,350,262
Commonwealth Bank of Australia, Floating Rate Note
(r) 3M Swap + 0.800%, FRN, 4.275%, 08/18/25	AUD	16,730	11,106,754
(r) 3M Swap + 0.900%, FRN, 4.545%, 01/13/26	AUD	16,200	10,774,515
(r) 3M Swap + 0.700%, FRN, 4.354%, 01/14/27	AUD	4,200	2,765,227
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	20,208	21,478,500
3.900%, 05/30/25	AUD	26,280	17,302,417
(r) 3M Swap + 0.900%, FRN, 4.463%, 05/30/25	AUD	10,000	6,658,538
2.900%, 02/25/27	AUD	8,000	5,035,416
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 4.470%, 11/25/25	AUD	9,167	6,103,546
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	40,400	27,184,704
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	7,900	5,364,574

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
South Australian Government Financing Authority
3.000%, 07/20/26	AUD	31,400	$20,514,916
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	27,400	18,703,643
0.500%, 11/20/25	AUD	65,520	40,270,530
Westpac Banking Corp.
(r) 3M Swap + 0.500%, FRN, 4.133%, 12/08/23	AUD	10,000	6,619,872
3.300%, 02/26/24		33,411	33,005,735
(r) 3M Swap + 0.800%, FRN, 4.300%, 08/11/25	AUD	19,300	12,811,593
(r) 3M Swap + 0.750%, FRN, 4.224%, 02/16/26	AUD	13,000	8,610,425
1.150%, 06/03/26		85,605	77,165,377
4.125%, 06/04/26	AUD	32,800	21,642,968
(r) 3M Swap + 0.700%, FRN, 4.376%, 01/25/27	AUD	3,800	2,500,482
Westpac Banking Corp., Floating Rate Note
(r) 3M Swap + 0.690%, FRN, 4.376%, 03/17/25	AUD	51,400	34,072,691
(r) 3M Swap + 0.950%, FRN, 4.450%, 11/11/25	AUD	10,900	7,258,636
(r) 3M Swap + 1.230%, FRN, 4.730%, 11/11/27	AUD	19,000	12,740,951

TOTAL AUSTRALIA			467,337,139

AUSTRIA — (1.4%)
Oesterreichische Kontrollbank AG
1.250%, 12/15/23	GBP	50,449	62,009,747
Republic of Austria Government Bond
Ω 1.750%, 10/20/23	EUR	25,300	27,694,922
Ω 1.650%, 10/21/24	EUR	38,800	41,922,605

TOTAL AUSTRIA			131,627,274

28

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
BELGIUM — (2.9%)
Dexia Credit Local SA
0.500%, 07/22/23	GBP	41,700	$51,894,687
0.000%, 05/29/24	EUR	33,900	35,948,778
0.500%, 07/16/24		30,086	28,606,925
1.250%, 11/26/24	EUR	19,700	20,983,148
Euroclear Bank SA
0.125%, 07/07/25	EUR	1,950	2,001,223
Kingdom of Belgium Government Bond
Ω 0.200%, 10/22/23	EUR	19,500	21,181,856
Ω 2.600%, 06/22/24	EUR	52,200	57,238,510
Ω 0.500%, 10/22/24	EUR	56,300	59,930,839

TOTAL BELGIUM			277,785,966

CANADA — (10.6%)
Bank of Montreal
2.890%, 06/20/23	CAD	60,700	44,685,522
2.700%, 09/11/24	CAD	67,550	48,562,609
Bank of Nova Scotia
2.290%, 06/28/24	CAD	70,000	50,268,664
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	35,000	25,740,636
CDP Financial, Inc.
3.150%, 07/24/24		16,980	16,651,054
CPPIB Capital, Inc.
0.375%, 07/25/23	GBP	13,100	16,297,774
Ω 3.125%, 09/25/23		2,425	2,406,628
0.375%, 06/20/24	EUR	53,600	56,945,796
0.875%, 12/17/24	GBP	19,100	22,525,673
Export Development Canada
1.375%, 12/08/23	GBP	9,952	12,251,683
2.625%, 02/21/24		26,580	26,096,069
0.000%, 01/27/25	EUR	11,466	11,930,807
Manitoba, Province of Canada
2.600%, 04/16/24		52,000	50,891,097
3.050%, 05/14/24		6,701	6,581,582
OMERS Finance Trust
# 2.500%, 05/02/24		3,870	3,781,410
0.450%, 05/13/25	EUR	46,925	48,584,629
Ontario Teachers’ Finance Trust
0.500%, 05/06/25	EUR	20,150	20,876,169
Ontario, Province of Canada
0.500%, 12/15/23	GBP	12,100	14,803,324
0.375%, 06/14/24	EUR	9,400	9,986,556
0.875%, 01/21/25	EUR	2,400	2,530,316
3.100%, 08/26/25	AUD	3,830	2,484,565
Province of Alberta Canada
3.350%, 11/01/23		7,545	7,477,903
2.950%, 01/23/24		11,732	11,550,421
0.500%, 04/16/25	EUR	29,600	30,871,610
0.625%, 04/18/25	EUR	34,376	35,911,877

		Face Amount^ (000)	Value†
CANADA — (Continued)
Province of Ontario Canada
# 3.400%, 10/17/23		14,004	$13,893,677
3.050%, 01/29/24		103,957	102,445,910
3.200%, 05/16/24		19,950	19,610,882
Province of Quebec Canada
2.250%, 07/17/23	EUR	18,700	20,558,805
2.500%, 04/09/24		94,245	92,195,034
0.750%, 12/13/24	GBP	16,700	19,667,056
0.875%, 01/15/25	EUR	15,608	16,465,705
Quebec, Province of Canada
2.375%, 01/22/24	EUR	5,500	6,005,508
0.200%, 04/07/25	EUR	666	690,035
Royal Bank of Canada
2.333%, 12/05/23	CAD	16,450	11,961,749
4.200%, 06/22/26	AUD	6,439	4,258,385
Toronto-Dominion Bank
0.625%, 07/20/23	EUR	6,511	7,129,963
3.226%, 07/24/24	CAD	67,847	49,194,771
0.750%, 01/06/26		42,586	38,263,171
# 1.200%, 06/03/26		36,532	32,599,629

TOTAL CANADA			1,015,634,654

DENMARK — (4.3%)
Denmark Government Bond
0.000%, 11/15/24	DKK	2,337,000	329,805,649
Kommunekredit
0.250%, 05/15/23	EUR	8,064	8,877,053
0.125%, 08/28/23	EUR	6,500	7,088,165
1.000%, 12/15/23		21,800	21,252,863
0.250%, 02/16/24	EUR	23,300	25,025,337
2.000%, 06/25/24	GBP	14,650	17,805,841
0.750%, 08/15/24	GBP	900	1,072,780
Novo Nordisk Finance Netherlands BV
0.750%, 03/31/25	EUR	3,900	4,088,257

TOTAL DENMARK			415,015,945

FINLAND — (1.8%)
Finland Government Bond
Ω 2.000%, 04/15/24	EUR	3,300	3,598,491
Ω 0.000%, 09/15/24	EUR	63,250	67,040,234
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	52,900	56,728,464
0.000%, 11/15/24	EUR	19,500	20,415,370
0.875%, 12/16/24	GBP	25,000	29,496,119

TOTAL FINLAND			177,278,678

FRANCE — (5.8%)
Agence Francaise de
Developpement EPIC
0.125%, 11/15/23	EUR	2,100	2,271,562
3.125%, 01/04/24	EUR	33,200	36,466,029
0.000%, 03/25/25	EUR	58,300	60,482,196

29

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
BNP Paribas SA
2.875%, 09/26/23	EUR	2,209	$2,427,438
Bpifrance
3.125%, 09/26/23	EUR	1,000	1,099,763
2.500%, 05/25/24	EUR	29,700	32,410,960
0.500%, 05/25/25	EUR	3,000	3,128,641
Caisse d’Amortissement de la Dette Sociale
2.375%, 01/25/24	EUR	38,771	42,431,274
0.375%, 05/27/24		37,800	36,140,483
1.375%, 11/25/24	EUR	29,642	31,743,736
French Republic Government Bond OAT
0.000%, 03/25/24	EUR	7,100	7,609,912
1.750%, 11/25/24	EUR	9,000	9,738,457
0.000%, 02/25/25	EUR	95,700	100,139,207
Regie Autonome des Transports Parisiens
0.375%, 06/15/24	EUR	7,000	7,451,652
Region of Ile de France
2.250%, 06/10/23	EUR	4,700	5,172,407
SFIL SA
0.000%, 05/24/24	EUR	27,100	28,780,934
0.125%, 10/18/24	EUR	9,700	10,204,141
SNCF Reseau
4.500%, 01/30/24	EUR	35,300	39,161,586
Societe Nationale SNCF SA
4.875%, 06/12/23	EUR	20,850	23,008,719
4.625%, 02/02/24	EUR	17,600	19,533,740
4.125%, 02/19/25	EUR	4,550	5,079,622
Unedic Asseo
2.375%, 05/25/24	EUR	20,200	22,009,763
0.125%, 11/25/24	EUR	22,800	23,899,472
0.625%, 02/17/25	EUR	6,000	6,319,311

TOTAL FRANCE			556,711,005

GERMANY — (6.1%)
Erste Abwicklungsanstalt
0.010%, 11/03/23	EUR	14,900	16,134,937
0.250%, 03/01/24		51,800	49,789,331
Free State of Bavaria
0.010%, 01/17/25	EUR	3,500	3,649,529
Kreditanstalt fuer Wiederaufbau
1.250%, 12/29/23	GBP	8,667	10,642,365
0.250%, 03/08/24		111,100	106,818,003
0.125%, 10/04/24	EUR	11,300	11,938,032
0.000%, 11/15/24	EUR	12,540	13,184,063
1.375%, 12/09/24	GBP	9,500	11,328,657
0.000%, 02/18/25	EUR	25,220	26,328,068
4.000%, 02/27/25	AUD	2,590	1,724,330
0.010%, 03/31/25	EUR	4,843	5,037,194
3.200%, 09/11/26	AUD	12,400	8,100,221

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Land Berlin
0.010%, 11/21/23	EUR	743	$803,484
0.250%, 04/22/25	EUR	4,000	4,157,567
Land Hessen
0.000%, 03/10/25	EUR	13,300	13,807,937
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	4,780	5,879,492
2.000%, 07/23/24		113,054	109,431,524
0.375%, 12/09/24	GBP	37,593	44,050,968
4.250%, 08/07/25	AUD	2,300	1,531,668
Landwirtschaftliche Rentenbank
# 3.125%, 11/14/23		3,000	2,970,600
1.125%, 12/15/23	GBP	7,769	9,544,987
4.750%, 04/08/24	AUD	19,000	12,685,417
0.400%, 09/23/24	AUD	3,000	1,896,463
4.250%, 01/09/25	AUD	3,400	2,269,991
4.750%, 05/06/26	AUD	31,370	21,416,946
NRW Bank
1.375%, 12/15/23	GBP	9,000	11,073,453
0.375%, 12/16/24	GBP	31,400	36,764,893
1.050%, 03/31/26	AUD	27,092	16,481,265
State of North Rhine-Westphalia
0.000%, 04/02/24	EUR	1,394	1,488,782
State of North Rhine-Westphalia Germany
0.625%, 12/16/24	GBP	20,200	23,736,098

TOTAL GERMANY			584,666,265

IRELAND — (2.9%)
Ireland Government Bond
3.400%, 03/18/24	EUR	173,400	191,577,095
5.400%, 03/13/25	EUR	78,340	90,371,835

TOTAL IRELAND			281,948,930

NETHERLANDS — (5.8%)
BNG Bank NV
3.875%, 05/26/23	EUR	45,950	50,656,426
0.050%, 07/11/23	EUR	11,400	12,485,416
2.000%, 04/12/24	GBP	34,400	42,045,314
0.250%, 06/07/24	EUR	11,200	11,921,607
0.500%, 04/16/25	EUR	7,300	7,631,673
3.250%, 07/15/25	AUD	45,975	30,035,438
1.900%, 11/26/25	AUD	5,690	3,587,805
Dutch Treasury Certificate
0.000%, 05/30/23	EUR	15,000	16,494,734
Nederlandse Waterschapsbank NV
0.125%, 09/25/23	EUR	802	872,594

30

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NETHERLANDS — (Continued)
3.000%, 11/16/23	EUR	18,400	$20,220,145
1.125%, 03/15/24		7,700	7,443,400
2.000%, 12/16/24	GBP	34,950	41,955,479
3.400%, 07/22/25	AUD	2,500	1,637,119
2.250%, 09/04/25	AUD	2,880	1,835,337
Netherlands Government Bond
Ω 0.000%, 01/15/24	EUR	68,165	73,590,796
Ω 2.000%, 07/15/24	EUR	165,900	180,950,907
Shell International Finance BV
1.125%, 04/07/24	EUR	6,300	6,792,582
0.750%, 05/12/24	EUR	47,300	50,766,859

TOTAL NETHERLANDS			560,923,631

NEW ZEALAND — (0.7%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	28,400	16,740,109
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	86,399	51,784,148

TOTAL NEW ZEALAND			68,524,257

NORWAY — (3.1%)
DNB Bank ASA
0.600%, 09/25/23	EUR	9,200	10,024,137
0.050%, 11/14/23	EUR	7,061	7,633,125
Kommunalbanken AS
0.250%, 12/08/23		21,524	20,903,248
1.500%, 12/15/23	GBP	3,300	4,060,639
2.750%, 02/05/24		11,438	11,235,319
2.000%, 06/19/24		42,700	41,444,778
1.000%, 12/12/24	GBP	14,550	17,208,907
4.250%, 07/16/25	AUD	40,634	27,106,957
0.600%, 06/01/26	AUD	21,226	12,735,050
Norway Government Bond
Ω 2.000%, 05/24/23	NOK	110,000	10,312,516
Ω 3.000%, 03/14/24	NOK	1,149,300	107,234,784
Ω 1.750%, 03/13/25	NOK	333,900	30,400,479

TOTAL NORWAY			300,299,939

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (20.5%)
African Development Bank
3.000%, 09/20/23		11,615	11,521,081
4.750%, 03/06/24	AUD	2,500	1,665,950
0.875%, 12/16/24	GBP	2,000	2,363,314
4.000%, 01/10/25	AUD	34,000	22,565,495
4.500%, 06/02/26	AUD	24,000	16,232,846
Asian Development Bank
1.375%, 12/15/23	GBP	44,868	55,209,367
1.625%, 03/15/24		175,839	171,076,144
0.375%, 06/11/24		23,732	22,666,974

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
3.750%, 03/12/25	AUD	16,000	$10,600,823
3.700%, 06/17/25	AUD	15,400	10,195,392
0.500%, 05/05/26	AUD	15,155	9,137,577
Asian Infrastructure Investment Bank
0.250%, 09/29/23		15,267	14,969,429
2.250%, 05/16/24		6,576	6,406,999
1.000%, 05/06/26	AUD	12,400	7,468,181
Council Of Europe Development Bank
0.125%, 05/25/23	EUR	4,161	4,576,461
0.375%, 03/27/25	EUR	13,562	14,136,252
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.375%, 11/16/23		8,000	7,796,268
0.250%, 02/09/24	EUR	2,878	3,090,225
European Financial Stability Facility
0.000%, 07/17/23	EUR	29,000	31,757,886
0.125%, 10/17/23	EUR	23,391	25,411,905
2.125%, 02/19/24	EUR	85,144	92,954,251
0.000%, 04/19/24	EUR	94,685	101,116,844
1.750%, 06/27/24	EUR	18,276	19,786,113
0.400%, 02/17/25	EUR	7,050	7,400,735
0.500%, 07/11/25	EUR	2,096	2,184,710
0.000%, 10/15/25	EUR	10,400	10,650,980
European Investment Bank
0.000%, 10/16/23	EUR	49,700	53,975,844
3.125%, 12/14/23		41,000	40,528,066
0.050%, 12/15/23	EUR	9,600	10,371,292
0.875%, 12/15/23	GBP	31,788	39,000,137
2.125%, 01/15/24	EUR	9,572	10,459,953
1.500%, 01/26/24	NOK	9,520	877,583
3.250%, 01/29/24		15,583	15,400,787
4.125%, 04/15/24	EUR	10,400	11,544,590
4.750%, 08/07/24	AUD	12,896	8,638,604
0.750%, 09/09/24	NOK	113,000	10,192,240
0.875%, 09/13/24	EUR	7,450	7,949,946
0.750%, 11/15/24	GBP	23,544	27,909,166
1.375%, 03/07/25	GBP	29,561	35,071,540
0.000%, 03/25/25	EUR	1,520	1,579,336
2.900%, 10/17/25	AUD	12,952	8,423,678
European Stability Mechanism
0.100%, 07/31/23	EUR	17,769	19,435,643
0.125%, 04/22/24	EUR	92,586	98,913,937
0.000%, 12/16/24	EUR	8,500	8,901,593
0.000%, 03/14/25	EUR	27,177	28,269,623
European Union
1.875%, 04/04/24	EUR	7,800	8,481,991
0.500%, 04/04/25	EUR	27,000	28,307,206
0.800%,07/04/25	EUR	181,050	190,111,847

31

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union Bill
2.484%, 05/05/23	EUR	32,000	$35,255,405
Inter-American Development Bank
3.000%, 10/04/23		5,400	5,349,742
1.250%, 12/15/23	GBP	105,928	130,257,002
2.625%, 01/16/24		12,500	12,299,788
3.000%, 02/21/24		13,467	13,251,352
4.750%, 08/27/24	AUD	20,500	13,735,569
1.375%, 12/15/24	GBP	49,070	58,450,247
2.750%, 10/30/25	AUD	31,559	20,418,518
2.700%, 01/29/26	AUD	5,055	3,258,126
4.250%, 06/11/26	AUD	41,500	27,934,156
International Bank for Reconstruction & Development
2.500%, 03/19/24		111,143	108,912,740
2.250%, 03/28/24		27,700	27,055,511
0.500%, 05/18/26	AUD	25,879	15,591,302
International Development Association
0.750%, 12/12/24	GBP	7,843	9,249,796
International Finance Corp.
1.250%, 12/15/23	GBP	4,500	5,532,881
4.000%, 04/03/25	AUD	54,892	36,539,308
3.600%, 02/24/26	AUD	17,700	11,696,808
3.200%, 07/22/26	AUD	89,200	58,228,014
Nordic Investment Bank
1.125%, 12/15/23	GBP	4,080	5,011,741
4.750%, 02/28/24	AUD	14,000	9,330,441
1.875%, 04/10/24	NOK	76,000	6,995,676
1.500%, 03/13/25	NOK	106,500	9,589,672

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			1,971,230,599

SWEDEN — (7.8%)
Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	399,000	38,357,939
3.250%, 01/16/24		30,663	30,267,611
0.375%, 02/16/24		4,200	4,048,506
1.375%, 05/08/24		57,300	55,373,776
Ω 1.375%, 05/08/24		14,250	13,772,661
#Ω 2.875%, 07/03/24		60,617	59,373,018
1.000%, 10/02/24	SEK	639,000	60,029,363
1.000%, 05/12/25	SEK	259,000	24,038,266
Skandinaviska Enskilda Banken AB
Ω 1.400%, 11/19/25		100,723	92,048,101
#Ω 1.200%, 09/09/26		59,747	52,796,841
Svensk Exportkredit AB
1.375%, 12/15/23	GBP	15,480	19,037,079

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
0.375%, 07/30/24		72,022	$68,298,314
3.625%, 09/03/24		107,200	105,762,663
Svenska Handelsbanken AB
0.375%, 07/03/23	EUR	3,754	4,116,183
#Ω 0.550%, 06/11/24		4,500	4,279,570
0.125%, 06/18/24	EUR	8,750	9,261,985
1.000%, 04/15/25	EUR	5,000	5,248,660
Sweden Government Bond
Ω 1.500%, 11/13/23	SEK	1,113,400	107,420,265

TOTAL SWEDEN			753,530,801

SWITZERLAND — (0.2%)
Novartis Finance SA
0.125%, 09/20/23	EUR	14,950	16,276,521

UNITED KINGDOM — (0.5%)
Network Rail Infrastructure Finance PLC
4.750%, 01/22/24	GBP	39,905	50,111,003

UNITED STATES — (5.9%)
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	20,800	22,684,833
0.100%, 11/19/24	EUR	5,300	5,553,010
Amazon.com, Inc.
2.730%, 04/13/24		120,000	117,632,432
# 1.000%, 05/12/26		94,044	85,811,202
Apple, Inc.
0.700%, 02/08/26		121,249	110,736,604
3.600%, 06/10/26	AUD	4,150	2,713,786
Berkshire Hathaway, Inc.
3.125%, 03/15/26		27,093	26,429,244
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	31,427	33,360,118
Procter & Gamble Co.
1.125%, 11/02/23	EUR	1,030	1,122,795
0.500%, 10/25/24	EUR	920	973,057
0.625%, 10/30/24	EUR	18,851	19,977,815
# 1.000%, 04/23/26		11,303	10,381,455
Roche Finance Europe BV
0.875%, 02/25/25	EUR	3,106	3,308,718
Roche Holdings, Inc.
Ω 1.882%, 03/08/24		106,000	103,151,843
Sanofi
0.625%, 04/05/24	EUR	17,700	19,043,001
0.875%, 04/06/25	EUR	5,000	5,275,293

TOTAL UNITED STATES			568,155,206

TOTAL BONDS			8,197,057,813

U.S. TREASURY OBLIGATIONS — (3.4%)
U.S. Treasury Notes
0.125%, 07/31/23		100,000	98,781,250

32

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.140, FRN, 5.271%, 10/31/24	100,000	$100,114,328
(r) 3M USTMMR + 0.200, FRN, 5.331%, 01/31/25	125,000	125,243,078

TOTAL U.S. TREASURY OBLIGATIONS		324,138,656

	Shares	Value
COMMERCIAL PAPER — (8.6%)
CANADA — (1.6%)
Bank of Montreal	100,000,000	98,966,878
Hydro-Quebec	50,000,000	49,526,391

TOTAL CANADA		148,493,269

GERMANY — (0.5%)
ERSTE ABWICKLUNGSANSTALT, 4.850%	50,000,000	49,884,447

UNITED STATES — (6.5%)
BNG Bank	50,000,000	49,925,628
BNG Bank	60,000,000	59,844,770
BNG Bank	10,000,000	9,971,353
Caisse des Depots et Consignations	100,000,000	99,461,800
Caisse des Depots et Consignations	100,000,000	99,264,478
National Securities Clearing Corp.	10,000,000	9,937,750
National Securities Clearing Corp.	100,000,000	99,179,244
National Securities Clearing Corp.	30,000,000	29,867,893
National Securities Clearing Corp.	20,000,000	19,872,682
National Securities Clearing Corp.	23,800,000	23,553,970
National Securities Clearing Corp.	23,000,000	22,755,717
Nestle Finance International Ltd.	75,000,000	74,820,637

		Shares	Value
UNITED STATES — (Continued)
United Overseas Bank Ltd.		26,900,000	$26,668,679

TOTAL UNITED STATES			625,124,601

TOTAL COMMERCIAL PAPER			823,502,317

		Face Amount^ (000)	Value†
FOREIGN SOVEREIGN OBLIGATIONS — (2.5%)
FINLAND — (0.7%)
Finland T-Bill
3.062%, 11/13/23	EUR	25,000,000	27,073,352
Finland T-Bills
2.777%, 08/14/23	EUR	38,500,000	42,044,243

TOTAL FINLAND			69,117,595

SINGAPORE — (0.5%)
Monetary Authority of Singapore Bill
3.831%, 05/19/23	SGD	66,700,000	49,890,612

SWEDEN — (0.2%)
Sweden Treasury Bills
Ω 2.433%, 06/21/23	SEK	210,000,000	20,388,605

UNITED KINGDOM — (1.1%)
U.K. Treasury Bills
4.139%, 07/31/23	GBP	80,000,000	99,458,409

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			238,855,221

TOTAL INVESTMENT SECURITIES (Cost $9,559,895,032)			9,606,666,325

		Shares^	Value
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund		959,105	11,093,964

TOTAL INVESTMENTS — (100.0%) (Cost $9,570,987,111)			$9,617,760,289

38

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	67,692,580	AUD	100,991,526	Bank of America Corp.	05/02/23	$866,493
GBP	108,022,960	USD	134,788,889	Barclays Capital	05/02/23	969,001
AUD	106,397,346	USD	70,089,252	Citibank, N.A.	05/02/23	313,867
USD	3,599,262	AUD	5,405,820	Societe Generale	05/02/23	22,231
USD	15,424,298	NZD	24,584,120	Bank of America Corp.	05/08/23	221,876
SEK	74,462,552	USD	7,209,651	State Street Bank and Trust	05/08/23	53,231
EUR	6,505,827	USD	7,149,664	Citibank, N.A.	05/09/23	21,814
SEK	88,269,165	USD	8,567,183	Citibank, N.A.	05/11/23	43,662
USD	36,280,669	CAD	49,043,635	HSBC Bank	05/11/23	75,590
SEK	133,087,338	USD	12,876,898	State Street Bank and Trust	05/11/23	106,056
USD	33,828,669	EUR	30,593,767	Barclays Capital	05/15/23	93,114
EUR	11,500,000	USD	12,562,890	State Street Bank and Trust	05/15/23	118,088
USD	93,241,914	DKK	627,236,148	State Street Bank and Trust	05/15/23	436,333
USD	86,438,922	NOK	898,761,399	Bank of America Corp.	05/16/23	2,049,182
USD	6,729,264	NOK	71,175,008	Citibank, N.A.	05/16/23	46,244
USD	38,575,711	NZD	61,790,838	UBS AG	05/16/23	365,910
USD	142,448,203	EUR	128,618,476	State Street Bank and Trust	05/19/23	589,678
EUR	8,405,194	USD	9,243,099	State Street Bank and Trust	05/19/23	27,329
USD	74,975,753	AUD	109,555,117	State Street Bank and Trust	05/22/23	2,421,962
EUR	6,809,958	USD	7,431,612	UBS AG	05/22/23	80,627
AUD	27,437,807	USD	18,152,881	Bank of New York Mellon	05/24/23	19,605
USD	78,872,509	AUD	117,610,031	Citibank, N.A.	05/24/23	977,559
USD	69,206,190	AUD	103,416,442	State Street Bank and Trust	05/25/23	708,917
USD	85,875,652	NOK	911,312,256	HSBC Bank	05/26/23	265,258
USD	66,371,706	EUR	60,000,000	Morgan Stanley and Co. International	05/30/23	154,527
EUR	32,339,986	USD	35,689,988	UBS AG	05/30/23	1,056
EUR	28,719,095	USD	31,567,687	State Street Bank and Trust	06/02/23	132,594
USD	74,345,175	AUD	112,019,424	Barclays Capital	06/08/23	105,032
USD	5,269,087	AUD	7,911,290	Bank of America Corp.	06/09/23	25,706
AUD	4,491,738	USD	2,970,818	Bank of America Corp.	06/09/23	6,180
USD	89,506,248	EUR	80,862,310	UBS AG	06/09/23	214,981
USD	113,473,559	AUD	169,119,912	Bank of America Corp.	06/29/23	1,289,386
USD	35,023,550	CAD	47,001,219	Bank of New York Mellon	06/30/23	291,747
USD	72,993,158	AUD	108,075,088	UBS AG	06/30/23	1,299,442
USD	53,595,106	CAD	72,095,177	HSBC Bank	07/05/23	314,684
USD	70,720,080	AUD	104,659,937	Citibank, N.A.	07/12/23	1,257,830
USD	56,789,856	CAD	76,005,613	HSBC Bank	07/12/23	612,007
USD	74,255,657	AUD	110,162,281	Citibank, N.A.	07/19/23	1,120,970
USD	50,056,078	SGD	66,499,900	Bank of America Corp.	07/20/23	72,713

Total Appreciation						$17,792,482

USD	133,332,696	GBP	108,022,960	State Street Bank and Trust	05/02/23	$(2,425,193)
USD	130,402,360	EUR	119,405,474	UBS AG	05/05/23	(1,187,126)
USD	126,546,060	EUR	115,514,115	Bank of New York Mellon	05/08/23	(779,008)
USD	7,221,813	SEK	74,427,272	Citibank, N.A.	05/08/23	(37,628)
USD	83,024,666	SEK	857,881,623	State Street Bank and Trust	05/08/23	(650,857)
USD	138,400,590	EUR	130,791,910	State Street Bank and Trust	05/09/23	(5,773,443)
USD	123,944,360	EUR	116,941,858	State Street Bank and Trust	05/10/23	(4,970,643)
USD	123,577,011	EUR	113,070,604	Bank of New York Mellon	05/11/23	(1,077,347)
USD	115,085,416	GBP	94,889,543	Citibank, N.A.	05/11/23	(4,190,688)
USD	100,934,895	SEK	1,051,556,691	Citibank, N.A.	05/11/23	(1,646,706)
USD	69,870,132	EUR	63,928,245	Barclays Capital	05/12/23	(611,317)
USD	5,890,517	EUR	5,366,692	Bank of America Corp.	05/15/23	(27,301)
USD	3,478,032	EUR	3,181,160	State Street Bank and Trust	05/15/23	(29,813)
USD	67,148,174	EUR	61,421,256	UBS AG	05/15/23	(580,660)

34

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	114,334,454	GBP	95,654,810	Barclays Capital	05/16/23	$(5,916,095)
NZD	7,949,622	USD	4,926,101	Citibank, N.A.	05/16/23	(10,267)
USD	75,383,216	EUR	68,868,579	Morgan Stanley and Co. International	05/16/23	(561,983)
USD	124,957,078	EUR	113,314,017	State Street Bank and Trust	05/16/23	(569)
USD	4,257,433	EUR	3,895,858	Bank of America Corp.	05/17/23	(38,985)
USD	78,759,146	EUR	73,921,980	Barclays Capital	05/17/23	(2,763,278)
USD	31,161,678	EUR	28,533,032	State Street Bank and Trust	05/17/23	(305,038)
USD	7,014,395	EUR	6,460,642	Bank of America Corp.	05/18/23	(110,910)
USD	78,745,160	EUR	73,921,980	Barclays Capital	05/18/23	(2,781,824)
USD	7,014,603	EUR	6,460,643	State Street Bank and Trust	05/18/23	(110,703)
USD	119,354,472	GBP	98,476,808	Bank of America Corp.	05/19/23	(4,451,420)
USD	113,028,878	GBP	93,729,403	Barclays Capital	05/22/23	(4,815,889)
USD	107,874,655	DKK	751,903,692	Barclays Capital	05/22/23	(3,428,368)
USD	142,988,019	EUR	133,163,918	Barclays Capital	05/22/23	(3,908,512)
USD	28,818,698	GBP	23,158,948	State Street Bank and Trust	05/22/23	(298,748)
USD	135,569,725	EUR	125,158,248	Bank of America Corp.	05/23/23	(2,503,273)
AUD	3,914,760	USD	2,620,259	Bank of America Corp.	05/24/23	(27,452)
USD	139,290,988	EUR	126,660,308	State Street Bank and Trust	05/24/23	(446,883)
USD	19,921,234	NZD	32,346,702	UBS AG	05/24/23	(80,810)
USD	86,650,891	SEK	890,027,431	Citibank, N.A.	05/25/23	(235,265)
USD	131,355,565	EUR	121,950,385	State Street Bank and Trust	05/25/23	(3,193,617)
USD	142,742,184	GBP	114,708,218	State Street Bank and Trust	05/25/23	(1,487,976)
USD	129,072,302	GBP	106,512,330	Barclays Capital	05/26/23	(4,855,417)
USD	137,778,227	EUR	125,302,838	State Street Bank and Trust	05/26/23	(477,490)
USD	121,155,252	GBP	97,654,296	Barclays Capital	05/30/23	(1,644,667)
USD	75,440,769	EUR	68,868,579	Morgan Stanley and Co. International	05/30/23	(563,947)
USD	125,017,240	DKK	853,127,248	Barclays Capital	05/31/23	(1,345,216)
USD	146,518,654	EUR	134,301,292	State Street Bank and Trust	05/31/23	(1,707,188)
USD	136,594,955	GBP	109,401,075	Barclays Capital	06/01/23	(982,220)
USD	129,398,209	EUR	118,577,926	State Street Bank and Trust	06/01/23	(1,481,373)
USD	69,510,546	AUD	105,379,075	Citibank, N.A.	06/02/23	(310,778)
USD	140,440,403	EUR	128,291,845	Societe Generale	06/02/23	(1,168,779)
USD	137,939,670	EUR	126,530,631	State Street Bank and Trust	06/05/23	(1,748,938)
USD	146,511,748	EUR	133,580,245	UBS AG	06/06/23	(967,846)
USD	69,806,461	AUD	105,407,590	Bank of America Corp.	06/07/23	(48,735)
USD	148,252,861	EUR	134,720,803	State Street Bank and Trust	06/07/23	(494,319)
USD	86,002,836	EUR	77,940,259	HSBC Bank	06/08/23	(56,959)
USD	69,479,257	AUD	105,068,120	HSBC Bank	06/09/23	(156,941)
USD	52,001,809	CAD	71,180,056	Bank of America Corp.	06/26/23	(592,887)
AUD	36,776,326	USD	24,878,653	Bank of America Corp.	06/29/23	(483,408)
AUD	19,821,500	USD	13,318,207	Barclays Capital	06/29/23	(169,793)
AUD	5,057,080	USD	3,395,167	Citibank, N.A.	06/29/23	(40,598)

Total (Depreciation)						$(80,763,094)

Total Appreciation (Depreciation)						$(62,970,612)

35

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations.	—	$23,112,318	—	$23,112,318
Bonds
Australia	—	467,337,139	—	467,337,139
Austria	—	131,627,274	—	131,627,274
Belgium	—	277,785,966	—	277,785,966
Canada	—	1,015,634,654	—	1,015,634,654
Denmark	—	415,015,945	—	415,015,945
Finland	—	177,278,678	—	177,278,678
France	—	556,711,005	—	556,711,005
Germany	—	584,666,265	—	584,666,265
Ireland	—	281,948,930	—	281,948,930
Netherlands	—	560,923,631	—	560,923,631
New Zealand	—	68,524,257	—	68,524,257
Norway	—	300,299,939	—	300,299,939
Supranational Organization Obligations	—	1,971,230,599	—	1,971,230,599
Sweden	—	753,530,801	—	753,530,801
Switzerland	—	16,276,521	—	16,276,521
United Kingdom	—	50,111,003	—	50,111,003
United States	—	568,155,206	—	568,155,206
U.S. Treasury Obligations	—	324,138,656	—	324,138,656
Commercial Paper	—	823,502,317	—	823,502,317
Foreign Sovereign Obligations	—	238,855,221	—	238,855,221
Securities Lending Collateral	—	11,093,964	—	11,093,964
Forward Currency Contracts**	—	(62,970,612)	—	(62,970,612)

TOTAL	—	$9,554,789,677	—	$9,554,789,677

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

36

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (100.0%)
AUSTRALIA — (7.7%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	20,000	$11,579,358
1.750%, 03/20/34	AUD	6,000	3,119,532
Queensland Treasury Corp.
Ω 3.500%, 08/21/30	AUD	17,500	11,429,807
Ω 1.750%, 08/21/31	AUD	7,000	3,951,575
Ω 1.750%, 07/20/34	AUD	7,000	3,632,086
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	6,000	3,298,002
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	10,000	6,749,880
2.250%, 11/20/34	AUD	51,500	27,763,845
2.000%, 09/17/35	AUD	11,000	5,624,549
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	5,340,042

TOTAL AUSTRALIA			82,488,676

BELGIUM — (0.9%)
Dexia Credit Local SA
0.000%, 01/21/28	EUR	10,000	9,522,756

CANADA — (12.1%)
CPPIB Capital, Inc.
0.875%, 02/06/29	EUR	12,100	11,692,770
1.500%, 03/04/33	EUR	31,520	29,240,788
Ontario Teachers’ Finance Trust
0.100%, 05/19/28	EUR	37,000	34,618,565
1.850%, 05/03/32	EUR	13,000	12,485,843
Province of Quebec Canada
0.875%, 07/05/28	EUR	5,000	4,896,879
0.000%, 10/15/29	EUR	30,700	27,533,904
0.000%, 10/29/30	EUR	11,500	9,969,025

TOTAL CANADA			130,437,774

DENMARK — (4.4%)
Denmark Government Bond
0.500%, 11/15/29	DKK	208,000	26,997,044
0.000%, 11/15/31	DKK	152,000	18,133,235
Kommunekredit
0.000%, 11/17/29	EUR	2,917	2,645,290

TOTAL DENMARK			47,775,569

		Face Amount^ (000)	Value†
FINLAND — (6.5%)
Finland Government Bond
Ω 1.125%, 04/15/34	EUR	45,000	$40,868,485
Kuntarahoitus Oyj
1.250%, 02/23/33	EUR	30,511	28,526,104

TOTAL FINLAND			69,394,589

FRANCE — (25.0%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	20,119,281
Agence Francaise de Developpement EPIC
0.875%, 05/25/31	EUR	5,500	5,089,835
1.375%, 07/05/32	EUR	13,000	12,269,569
French Republic Government Bond OAT
1.250%, 05/25/34	EUR	75,000	69,345,350
4.750%, 04/25/35	EUR	35,000	45,146,734
Ω 1.250%, 05/25/36	EUR	65,000	57,639,751
SNCF Reseau
5.250%, 12/07/28	GBP	11,713	15,267,147
5.000%, 10/10/33	EUR	11,000	13,793,153
Societe Nationale SNCF SA
0.625%, 04/17/30	EUR	26,000	24,043,045
Unedic Asseo
1.500%, 04/20/32	EUR	4,000	3,899,872
1.250%, 05/25/33	EUR	3,400	3,156,727

TOTAL FRANCE			269,770,464

GERMANY — (5.8%)
Deutsche Bahn Finance GMBH
1.625%, 08/16/33	EUR	4,773	4,481,563
Kreditanstalt fuer Wiederaufbau
0.125%, 01/09/32	EUR	18,000	15,705,519
5.750%, 06/07/32	GBP	14,775	20,992,379
0.050%, 09/29/34	EUR	10,000	7,910,279
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	4,600	4,792,749
1.100%, 03/13/34	EUR	10,000	9,040,424

TOTAL GERMANY			62,922,913

NETHERLANDS — (1.6%)
BNG Bank NV
3.300%, 04/26/29	AUD	25,000	15,862,439

37

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
0.500%, 04/29/30	EUR	1,500	$1,392,609

TOTAL NETHERLANDS			17,255,048

NORWAY — (2.5%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	27,359,957

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.0%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	14,696,781
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	9,426,139
0.150%, 10/10/34	EUR	30,000	23,540,990
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	27,964,581
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	17,717,060
2.150%, 01/18/27	JPY	517,100	4,084,661
1.375%, 05/12/28	SEK	110,000	9,831,474
European Stability Mechanism
1.200%, 05/23/33	EUR	38,500	35,735,494

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	10,000	$9,325,406
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	9,030,537

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			161,353,123

SWITZERLAND — (4.1%)
Swiss Confederation Government Bond
4.000%, 04/08/28	CHF	22,900	29,362,521
2.250%, 06/22/31	CHF	12,000	14,725,961

TOTAL SWITZERLAND			44,088,482

UNITED KINGDOM — (14.4%)
United Kingdom Gilt
0.625%, 07/31/35	GBP	179,600	155,082,447

TOTAL BONDS Cost ($ 1,324,019,726)			1,077,451,798

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,324,019,726)			$1,077,451,798

As of April 30, 2023, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	164,371,609	USD	108,306,097	Citibank, N.A.	05/02/23	$458,588
USD	35,508,183	NZD	56,963,823	HSBC Bank	05/02/23	281,747
USD	1,117,811	AUD	1,676,005	Morgan Stanley and Co. International	05/02/23	8,799
USD	109,502,333	AUD	163,380,720	State Street Bank and Trust	05/02/23	1,393,319
DKK	13,381,251	USD	1,960,648	Citibank, N.A.	05/10/23	18,579
GBP	5,427,203	USD	6,712,665	Bank of America Corp.	05/15/23	109,894
USD	85,066,786	EUR	77,118,233	Bank of America Corp.	05/16/23	24,237
EUR	12,881,247	USD	14,076,064	State Street Bank and Trust	05/17/23	129,596
GBP	5,464,443	USD	6,791,875	Bank of America Corp.	05/31/23	79,785
EUR	10,013,640	USD	11,041,738	Citibank, N.A.	05/31/23	10,130
USD	38,181,907	JPY	4,997,804,340	Citibank, N.A.	07/13/23	1,096,459

Total Appreciation						$3,611,133

USD	1,409,295	AUD	2,134,119	Australia & New Zealand Banking Group Ltd.	05/02/23	$(2,851)

38

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	18,721,060	USD	11,801,524	Bank of America Corp.	05/02/23	$(224,418)
AUD	2,819,235	USD	1,895,375	Citibank, N.A.	05/02/23	(29,887)
NZD	14,474,916	USD	9,107,231	State Street Bank and Trust	05/02/23	(155,941)
NZD	23,767,847	USD	14,912,708	UBS AG	05/02/23	(214,669)
USD	745,894	DKK	5,136,630	Bank of America Corp.	05/10/23	(13,868)
USD	618,330	DKK	4,280,870	HSBC Bank	05/10/23	(14,856)
USD	597,745	DKK	4,129,691	Societe Generale	05/10/23	(13,080)
USD	88,910,054	EUR	83,893,104	State Street Bank and Trust	05/10/23	(3,572,483)
USD	42,411,856	DKK	297,610,868	State Street Bank and Trust	05/10/23	(1,607,914)
USD	628,971	DKK	4,343,517	UBS AG	05/10/23	(13,480)
USD	77,162,408	GBP	63,962,312	Bank of America Corp.	05/15/23	(3,244,872)
USD	48,305,602	EUR	45,336,633	Bank of America Corp.	05/17/23	(1,692,412)
USD	48,303,312	EUR	45,336,632	Barclays Capital	05/17/23	(1,694,702)
USD	82,276,189	EUR	75,957,315	Bank of America Corp.	05/23/23	(1,518,961)
USD	7,192,962	EUR	6,562,625	HSBC Bank	05/23/23	(46,842)
USD	82,410,289	EUR	75,217,729	Bank of America Corp.	05/24/23	(573,603)
USD	92,460,328	EUR	83,892,542	Citibank, N.A.	05/25/23	(99,223)
USD	73,005,366	GBP	58,674,515	State Street Bank and Trust	05/25/23	(769,947)
USD	9,736,766	SEK	100,209,571	HSBC Bank	05/26/23	(46,381)
USD	2,461,053	GBP	2,002,638	Bank of America Corp.	05/31/23	(57,310)
USD	92,373,664	EUR	84,671,845	Bank of America Corp.	05/31/23	(1,077,079)
USD	69,325,762	GBP	57,317,315	HSBC Bank	05/31/23	(2,752,050)
USD	4,649,966	GBP	3,810,550	State Street Bank and Trust	05/31/23	(141,886)
USD	107,703,236	AUD	163,240,244	Citibank, N.A.	06/02/23	(455,334)
USD	44,489,212	CHF	39,631,524	State Street Bank and Trust	06/21/23	(98,841)

Total (Depreciation)						$(20,132,890)

Total Appreciation (Depreciation)						$(16,521,757)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$82,488,676	—	$82,488,676
Belgium	—	9,522,756	—	9,522,756
Canada	—	130,437,774	—	130,437,774
Denmark	—	47,775,569	—	47,775,569
Finland	—	69,394,589	—	69,394,589
France	—	269,770,464	—	269,770,464
Germany	—	62,922,913	—	62,922,913
Netherlands	—	17,255,048	—	17,255,048
Norway	—	27,359,957	—	27,359,957
Supranational Organization Obligations	—	161,353,123	—	161,353,123
Switzerland	—	44,088,482	—	44,088,482

39

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$155,082,447	—	$155,082,447
Forward Currency Contracts**	—	(16,521,757)	—	(16,521,757)

TOTAL	—	$1,060,930,041	—	$1,060,930,041

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

40

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (6.8%)
Federal Home Loan Bank
0.000%, 07/12/23	19,000	$18,817,650
0.000%, 07/19/23	2,900	2,869,476
0.000%, 07/21/23	63,500	62,814,801
0.000%, 12/12/23	4,750	4,612,284
0.000%, 12/19/23	9,500	9,216,128
0.000%, 02/06/24	6,000	5,788,925

TOTAL AGENCY OBLIGATIONS		104,119,264

U.S. TREASURY OBLIGATIONS — (93.1%)
U.S. Treasury Bills
∞ 4.860%, 07/13/23	51,375	50,860,756
∞ 4.824%, 07/20/23	122,500	121,166,111
U.S. Treasury Notes
∞ 0.125%, 07/31/23	35,000	34,573,438
∞ 0.125%, 08/15/23	97,500	96,106,054
∞ 0.125%, 08/31/23	8,100	7,968,691
∞ 0.250%, 09/30/23	162,275	159,219,667
∞ 0.125%, 10/15/23	142,875	139,805,419
∞ 0.375%, 10/31/23	164,000	160,335,625
∞ 0.250%, 11/15/23	112,000	109,217,500
∞ 0.500%, 11/30/23	122,400	119,301,750
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.037, FRN
(r) 5.168%, 07/31/24	120,000	120,010,914
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 5.271%, 10/31/24	146,750	146,917,776
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25	148,250	148,538,290

TOTAL U.S. TREASURY OBLIGATIONS		1,414,021,991

TOTAL INVESTMENT SECURITIES (Cost $1,524,604,939)		1,518,141,255

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.760%	1,246,965	1,246,965

TOTAL INVESTMENTS — (100.0%) (Cost $1,525,851,904)		$1,519,388,220

41

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$104,119,264	—	$104,119,264
U.S. Treasury Obligations	—	1,414,021,991	—	1,414,021,991
Temporary Cash Investments	$1,246,965	—	—	1,246,965

TOTAL	$1,246,965	$1,518,141,255	—	$1,519,388,220

See accompanying Notes to Financial Statements.

42

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (26.5%)
Federal Home Loan Bank
4.375%, 03/13/26	6,080	$6,151,579
5.750%, 06/12/26	16,080	16,948,325
1.875%, 09/11/26	2,500	2,340,427
3.000%, 09/11/26	62,930	61,175,353
2.125%, 12/11/26	30,250	28,585,619
2.500%, 12/10/27	97,640	92,443,942
3.000%, 03/10/28	51,070	49,909,066
3.250%, 06/09/28	202,360	197,802,418
3.250%, 11/16/28	265,180	260,895,229
2.125%, 09/14/29	11,305	10,233,653
2.125%, 12/14/29	28,270	25,548,180
5.500%, 07/15/36	125,555	145,241,411
Tennessee Valley Authority
2.875%, 02/01/27	170,019	164,091,063
7.125%, 05/01/30	124,440	147,615,122
1.500%, 09/15/31	67,768	56,058,635
4.700%, 07/15/33	19,000	19,938,878
4.650%, 06/15/35	7,635	7,843,612
5.880%, 04/01/36	32,805	37,939,874
6.150%, 01/15/38	709	844,623

TOTAL AGENCY OBLIGATIONS		1,331,607,009

U.S. TREASURY OBLIGATIONS — (73.1%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,944,823
6.500%, 11/15/26	15,000	16,404,492
6.625%, 02/15/27	5,000	5,526,758
6.125%, 11/15/27	170,500	188,842,069
5.500%, 08/15/28	41,500	45,343,613
5.250%, 11/15/28	42,932	46,601,453
5.250%, 02/15/29	41,500	45,152,324
6.125%, 08/15/29	6,278	7,189,291
6.250%, 05/15/30	74,039	86,750,461
5.375%, 02/15/31	13,250	14,998,379
4.500%, 02/15/36	79,750	89,061,435
4.750%, 02/15/37	322,750	369,662,216
5.000%, 05/15/37	328,000	384,221,250
4.375%, 02/15/38	124,250	136,772,070
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,772,656
2.250%, 03/31/26	8,000	7,674,688
2.375%, 04/30/26	13,000	12,504,883
1.625%, 05/15/26	83,000	78,039,454
2.125%, 05/31/26	25,000	23,845,703
1.875%, 06/30/26	40,000	37,839,062
1.875%, 07/31/26	45,000	42,503,906
1.500%, 08/15/26	95,000	88,606,054

	Face Amount (000)	Value†
1.375%, 08/31/26	11,000	$10,208,945
1.625%, 09/30/26	19,000	17,766,484
1.625%, 10/31/26	31,000	28,954,727
2.000%, 11/15/26	122,550	115,852,834
1.500%, 01/31/27	5,000	4,629,688
2.250%, 02/15/27	51,500	49,035,645
1.125%, 02/28/27	55,500	50,645,918
0.625%, 03/31/27	5,000	4,461,719
0.500%, 04/30/27	5,000	4,429,492
2.375%, 05/15/27	161,000	153,679,531
0.500%, 05/31/27	22,000	19,439,063
0.500%, 06/30/27	12,250	10,802,490
0.375%, 07/31/27	3,000	2,624,883
2.250%, 08/15/27	114,400	108,465,500
0.500%, 08/31/27	5,000	4,388,672
0.375%, 09/30/27	5,000	4,353,711
0.500%, 10/31/27	7,000	6,117,070
2.250%, 11/15/27	5,000	4,728,711
0.625%, 11/30/27	5,000	4,386,719
2.750%, 02/15/28	28,750	27,766,211
1.125%, 02/29/28	5,000	4,469,531
1.250%, 03/31/28	5,000	4,489,453
1.250%, 04/30/28	37,000	33,159,805
2.875%, 05/15/28	88,000	85,325,625
1.250%, 06/30/28	13,500	12,056,133
1.000%, 07/31/28	6,000	5,277,656
2.875%, 08/15/28	10,750	10,414,063
1.250%, 09/30/28	10,000	8,879,688
3.125%, 11/15/28	21,000	20,568,516
2.625%, 02/15/29	130,000	123,880,860
2.375%, 05/15/29	232,500	218,132,225
1.625%, 08/15/29	53,500	47,986,992
3.875%, 11/30/29	19,750	20,178,174
1.500%, 02/15/30	68,400	60,357,657
0.625%, 05/15/30	302,500	249,527,050
0.625%, 08/15/30	229,250	188,146,190
1.250%, 08/15/31	214,250	181,175,156
1.375%, 11/15/31	7,500	6,376,758
2.875%, 05/15/32	16,000	15,313,750

TOTAL U.S. TREASURY OBLIGATIONS		3,668,710,335

TOTAL INVESTMENT SECURITIES (Cost $5,362,983,489)		5,000,317,344

43

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 4.760%	22,014,658	$22,014,658

TOTAL INVESTMENTS — (100.0%) (Cost $5,384,998,147)		$5,022,332,002

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,331,607,009	—	$1,331,607,009
U.S. Treasury Obligations	—	3,668,710,335	—	3,668,710,335
Temporary Cash Investments	$22,014,658	—	—	22,014,658

TOTAL	$22,014,658	$5,000,317,344	—	$5,022,332,002

See accompanying Notes to Financial Statements.

44

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (81.2%)
ABB Finance BV
0.625%, 03/31/24	EUR	1,200	$1,287,571
AbbVie, Inc.
3.800%, 03/15/25		9,000	8,847,713
ABN AMRO Bank NV
1.000%, 04/16/25	EUR	1,000	1,051,422
2.375%, 06/01/27	EUR	1,000	1,033,038
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		4,000	3,841,500
3.500%, 01/15/25		4,000	3,832,154
6.500%, 07/15/25		7,102	7,171,283
4.450%, 10/01/25		1,800	1,742,805
1.750%, 01/30/26		16,100	14,444,325
4.450%, 04/03/26		410	396,667
AES Corp.
Ω 3.300%, 07/15/25		400	379,860
1.375%, 01/15/26		8,849	8,021,169
Aetna, Inc.
3.500%, 11/15/24		1,236	1,205,817
African Development Bank
1.100%, 12/16/26	AUD	5,000	3,006,311
Agence France Locale
1.375%, 06/20/25	GBP	2,700	3,162,171
AIB Group PLC
1.250%, 05/28/24	EUR	8,303	8,887,587
Airbus SE
1.625%, 04/07/25	EUR	1,000	1,064,453
0.875%, 05/13/26	EUR	500	511,202
Aker BP ASA
Ω 3.000%, 01/15/25		5,250	5,063,245
Ω 2.875%, 01/15/26		7,700	7,320,934
ALD SA
1.250%, 03/02/26	EUR	1,700	1,728,112
Ally Financial, Inc.
5.125%, 09/30/24		1,000	980,630
Altria Group, Inc.
2.350%, 05/06/25		5,000	4,765,620
2.200%, 06/15/27	EUR	5,000	5,097,667
Amazon.com, Inc.
1.000%, 05/12/26		45,789	41,780,540
Amcor Finance USA, Inc.
3.625%, 04/28/26		2,529	2,434,147
Amcor Flexibles North America, Inc.
4.000%, 05/17/25		16,150	15,793,011

		Face Amount^ (000)	Value†
American Electric Power Co., Inc.
1.000%, 11/01/25		1,582	$1,441,660
American Express Co.
2.500%, 07/30/24		8,900	8,627,869
2.250%, 03/04/25		3,080	2,932,808
American Express Co., Floating Rate Note, SOFR + 0.720%, FRN
(r) 5.409%, 05/03/24		775	775,233
American Honda Finance Corp.
0.550%, 07/12/24		50,000	47,529,044
1.950%, 10/18/24	EUR	4,550	4,903,267
0.750%, 11/25/26	GBP	2,000	2,183,165
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,088,745
American Tower Corp.
3.375%, 05/15/24		7,200	7,041,307
2.400%, 03/15/25		7,100	6,758,435
# 4.000%, 06/01/25		7,489	7,355,230
1.300%, 09/15/25		103	94,683
1.600%, 04/15/26		4,600	4,184,663
3.375%, 10/15/26		11,400	10,854,736
0.450%, 01/15/27	EUR	2,000	1,934,695
3.125%, 01/15/27		800	752,834
American Water Capital Corp.
3.400%, 03/01/25		1,800	1,757,261
AmerisourceBergen Corp.
# 3.400%, 05/15/24		4,200	4,122,182
Amgen, Inc.
2.000%, 02/25/26	EUR	3,000	3,176,409
5.500%, 12/07/26	GBP	1,000	1,271,701
Aon Global Ltd.
3.500%, 06/14/24		10,000	9,820,763
2.875%, 05/14/26	EUR	2,900	3,085,777
APA Infrastructure Ltd.
Ω 4.200%, 03/23/25		12,284	12,057,605
# 4.200%, 03/23/25		11,334	11,125,113
ArcelorMittal SA
6.125%, 06/01/25		1,000	1,021,756
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	2,000	2,080,882
Argentum Netherlands BV for Givaudan SA
1.125%, 09/17/25	EUR	11,800	12,283,469
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	972,260

45

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Arval Service Lease SA
0.875%, 02/17/25	EUR	9,600	$9,954,974
4.125%, 04/13/26	EUR	6,000	6,558,750
Asian Development Bank
0.200%, 05/25/23	EUR	7,000	7,699,496
0.375%, 06/11/24		15,000	14,326,842
1.625%, 01/28/25	NZD	500	290,160
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	800	481,818
Assurant, Inc.
4.200%, 09/27/23		1,000	989,836
AT&T, Inc.
2.850%, 05/25/24	CAD	10,000	7,215,264
4.000%, 11/25/25	CAD	1,000	726,863
0.250%, 03/04/26	EUR	4,800	4,826,093
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 4.285%, 11/04/25	AUD	7,000	4,660,342
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	17,700	18,583,183
0.375%, 11/15/26	EUR	1,300	1,280,689
Banco Santander SA
3.496%, 03/24/25		4,000	3,862,114
Bank of America Corp.
2.375%, 06/19/24	EUR	5,250	5,696,699
1.375%, 03/26/25	EUR	1,250	1,324,468
2.300%, 07/25/25	GBP	2,907	3,447,520
3.500%, 04/19/26		22,365	21,734,220
Bank of Montreal
2.890%, 06/20/23	CAD	2,900	2,134,893
2.850%, 03/06/24	CAD	27,000	19,552,755
0.625%, 07/09/24		400	379,156
2.280%, 07/29/24	CAD	8,750	6,250,840
1.250%, 09/15/26		7,400	6,592,387
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 4.661%, 07/17/24	AUD	14,000	9,279,410
Bank of Montreal, Floating Rate Note, SOFR + 0.710%, FRN
(r) 5.510%, 12/12/24		1,380	1,374,015
Bank of New York Mellon Corp.
1.600%, 04/24/25		11,500	10,817,764
Bank of New Zealand
Ω 1.000%, 03/03/26		20	17,977
Bank of Nova Scotia
3.400%, 02/11/24		2,801	2,755,919
0.650%, 07/31/24		300	283,373

		Face Amount^ (000)	Value†
3.450%, 04/11/25		10,993	$10,665,889
# 1.300%, 06/11/25		2,650	2,447,261
1.050%, 03/02/26		12,250	10,991,255
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r) 5.219%, 07/31/24		4,284	4,259,362
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r) 5.297%, 01/10/25		290	287,196
Bank of Nova Scotia
1.300%, 09/15/26		16,675	14,810,725
Banque Federative du Credit Mutuel SA
2.250%, 12/18/23	GBP	2,800	3,450,740
Ω 2.375%, 11/21/24		2,700	2,577,718
Ω 0.998%, 02/04/25		2,950	2,736,317
# 0.998%, 02/04/25		4,400	4,081,287
0.010%, 03/07/25	EUR	11,200	11,502,448
1.000%, 05/23/25	EUR	8,600	8,961,778
1.625%, 01/19/26	EUR	6,000	6,230,758
1.000%, 07/16/26	GBP	1,300	1,436,167
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	8,754	9,309,120
0.000%, 01/22/25	EUR	7,800	8,048,760
3.875%, 01/19/26	EUR	5,600	6,165,694
Barclays PLC
3.125%, 01/17/24	GBP	3,207	3,958,536
3.650%, 03/16/25		12,419	11,885,342
4.375%, 01/12/26		20,380	19,858,366
BAT Capital Corp.
3.222%, 08/15/24		3,800	3,696,616
3.215%, 09/06/26		8,300	7,870,983
BAT International Finance PLC
7.250%, 03/12/24	GBP	3,791	4,822,037
Ω 3.950%, 06/15/25		1,900	1,859,611
1.668%, 03/25/26		15,948	14,520,667
Baxter International, Inc.
0.400%, 05/15/24	EUR	6,014	6,395,937
1.300%, 05/30/25	EUR	200	209,099
Bayer Capital Corp. BV
1.500%, 06/26/26	EUR	2,000	2,070,625
Bayer U.S. Finance II LLC
Ω 2.850%, 04/15/25		1,523	1,443,841
Ω 4.250%, 12/15/25		20,000	19,609,743
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	975,902
Beam Suntory, Inc.
3.250%, 06/15/23		10,000	9,971,783
Belfius Bank SA
0.375%, 09/02/25	EUR	2,800	2,844,173

46

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
0.010%, 10/15/25	EUR	7,600	$7,652,751
0.000%, 08/28/26	EUR	2,000	1,941,857
Bell Telephone Co. of Canada or Bell Canada
2.700%, 02/27/24	CAD	5,000	3,619,810
Berkshire Hathaway, Inc.
0.000%, 03/12/25	EUR	6,790	7,016,664
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	6,300	6,894,309
Biogen, Inc.
4.050%, 09/15/25		50,000	49,025,347
BMW Finance NV
0.625%, 10/06/23	EUR	679	739,713
0.500%, 02/22/25	EUR	16,470	17,320,956
0.000%, 01/11/26	EUR	2,180	2,211,365
1.125%, 05/22/26	EUR	1,000	1,042,971
0.750%, 07/13/26	EUR	500	512,130
BMW U.S. Capital LLC
Ω 0.750%, 08/12/24		6,466	6,144,088
Ω 3.900%, 04/09/25		2,942	2,905,370
BNG Bank NV
3.875%, 05/26/23	EUR	1,400	1,543,395
3.250%, 07/15/25	AUD	2,200	1,437,259
BNP Paribas SA
1.000%, 06/27/24	EUR	4,670	4,985,067
1.125%, 08/28/24	EUR	8,000	8,522,609
1.500%, 11/17/25	EUR	2,000	2,106,842
1.125%, 06/11/26	EUR	4,114	4,196,709
Boardwalk Pipelines LP
5.950%, 06/01/26		2,260	2,305,188
Boeing Co.
# 2.600%, 10/30/25		14,045	13,257,035
Boeing Co.
3.100%, 05/01/26		11,300	10,712,033
2.250%, 06/15/26		307	282,828
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	2,000	2,169,774
0.100%, 03/08/25	EUR	5,250	5,427,697
# 3.650%, 03/15/25		14,600	14,335,479
1.800%, 03/03/27	EUR	3,108	3,227,135
BorgWarner, Inc.
Ω 5.000%, 10/01/25		2,525	2,514,732
Bouygues SA
5.500%, 10/06/26	GBP	650	829,409
BP Capital Markets PLC
1.876%, 04/07/24	EUR	12,036	13,062,210
2.972%, 02/27/26	EUR	7,997	8,710,473
2.213%, 09/25/26	EUR	6,500	6,869,502
BPCE SA
1.000%, 07/15/24	EUR	2,300	2,453,347
Ω 2.375%, 01/14/25		21,027	19,874,070
0.625%, 04/28/25	EUR	2,500	2,588,392
0.250%, 01/15/26	EUR	3,800	3,814,174
Ω 1.000%, 01/20/26		12,080	10,881,459
0.375%, 02/02/26	EUR	2,000	2,009,232

		Face Amount^ (000)	Value†
Bristol-Myers Squibb Co.
3.200%, 06/15/26		1,581	$1,539,953
Brixmor Operating Partnership LP
3.850%, 02/01/25		2,651	2,558,681
Brookfield Corp.
4.000%, 01/15/25		39,625	38,747,463
Brown & Brown, Inc.
4.200%, 09/15/24		4,494	4,440,751
Bunge Ltd. Finance Corp.
1.630%, 08/17/25		1,200	1,109,313
CA Auto Bank SPA
4.250%, 03/24/24	EUR	3,671	4,055,270
Caisse d’Amortissement de la Dette Sociale
2.375%, 01/25/24	EUR	23,110	25,291,758
0.375%, 05/27/24		19,000	18,165,851
CaixaBank SA
0.375%, 02/03/25	EUR	2,300	2,384,585
Campbell Soup Co.
3.950%, 03/15/25		17,000	16,708,263
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	11,500	8,457,637
3.290%, 01/15/24	CAD	35,000	25,516,662
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.257%, 10/18/24		3,061	3,041,582
Canadian Natural Resources Ltd.
3.900%, 02/01/25		5,789	5,667,410
2.050%, 07/15/25		9,609	9,042,091
Canadian Pacific Railway Co.
1.589%, 11/24/23	CAD	5,000	3,620,512
Capital One Financial Corp.
3.750%, 04/24/24		1,959	1,916,962
3.300%, 10/30/24		2,628	2,554,809
3.200%, 02/05/25		13,412	12,794,091
Cardinal Health, Inc.
3.079%, 06/15/24		6,000	5,860,101
Cargill, Inc.
Ω 0.750%, 02/02/26		1,860	1,695,025
Carrier Global Corp.
2.242%, 02/15/25		2,200	2,097,819
Celanese U.S. Holdings LLC
1.400%, 08/05/26		19,959	17,499,539
Charles Schwab Corp.
# 1.150%, 05/13/26		1,600	1,416,547
Charles Schwab Corp.
# 3.850%, 05/21/25		9,600	9,308,678

47

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	7,976	$8,294,228
0.875%, 06/15/27	EUR	1,000	984,744
Cigna Group
3.250%, 04/15/25		4,630	4,493,783
1.250%, 03/15/26		12,487	11,392,879
Citigroup, Inc.
1.750%, 01/28/25	EUR	4,500	4,805,630
3.400%, 05/01/26		16,640	16,031,640
2.125%, 09/10/26	EUR	1,200	1,249,613
3.200%, 10/21/26		2,235	2,122,297
CNA Financial Corp.
3.950%, 05/15/24		11,000	10,829,063
CNH Industrial Capital LLC
# 1.950%, 07/02/23		4,000	3,977,708
4.200%, 01/15/24		2,570	2,540,925
3.950%, 05/23/25		25,770	25,161,422
CNH Industrial Finance Europe SA
1.875%, 01/19/26	EUR	2,000	2,117,720
CNO Financial Group, Inc.
5.250%, 05/30/25		11,350	11,244,489
Comcast Corp.
0.000%, 09/14/26	EUR	11,350	11,167,567
Comerica, Inc.
3.700%, 07/31/23		500	495,009
Commerzbank AG
1.750%, 01/22/25	GBP	1,100	1,274,075
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,394,893
4.600%, 11/01/25		5,540	5,503,127
Constellation Energy Generation LLC
3.250%, 06/01/25		40,500	38,942,906
Cooperatieve Rabobank UA
0.625%, 02/27/24	EUR	2,400	2,577,558
Ω 2.625%, 07/22/24		45,658	44,201,890
# 2.625%, 07/22/24		1,000	968,108
1.250%, 01/14/25	GBP	200	234,941
0.250%, 10/30/26	EUR	2,000	1,983,020
Corporate Office Properties LP
2.250%, 03/15/26		5,625	5,022,640
Cox Communications, Inc.
Ω 3.850%, 02/01/25		2,000	1,952,869
Credit Agricole SA
Ω 3.875%, 04/15/24		4,462	4,388,146
2.375%, 05/20/24	EUR	2,300	2,498,890
1.000%, 09/16/24	EUR	3,000	3,178,710
1.375%, 03/13/25	EUR	700	739,150
1.000%, 09/18/25	EUR	11,000	11,423,783
3.125%, 02/05/26	EUR	1,600	1,732,319
1.250%, 04/14/26	EUR	1,800	1,854,296
4.125%, 01/10/27		750	726,639

		Face Amount^ (000)	Value†
Crown Castle, Inc.
3.200%, 09/01/24		400	$389,694
1.050%, 07/15/26		8,250	7,329,722
Daimler Truck Finance North America LLC
Ω 3.500%, 04/07/25		37,415	36,449,554
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	7,200	7,587,854
Danske Bank AS
0.875%, 05/22/23	EUR	1,500	1,650,530
Ω 5.375%, 01/12/24		2,000	1,981,134
0.625%, 05/26/25	EUR	670	691,722
Deutsche Bank AG
2.625%, 12/16/24	GBP	2,500	2,929,895
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	10,700	11,177,945
0.010%, 09/09/25	EUR	2,200	2,234,731
0.875%, 10/10/25	EUR	4,000	4,138,641
Dexia Credit Local SA
1.625%, 12/08/23	GBP	17,400	21,430,981
0.000%, 05/29/24	EUR	8,800	9,331,836
0.500%, 01/17/25	EUR	37,400	39,220,005
DH Europe Finance II Sarl
0.200%, 03/18/26	EUR	8,067	8,129,890
Diageo Finance PLC
0.500%, 06/19/24	EUR	1,000	1,066,210
1.750%, 09/23/24	EUR	2,600	2,804,319
1.000%, 04/22/25	EUR	8,100	8,540,138
2.375%, 05/20/26	EUR	4,400	4,717,262
Discover Bank
3.450%, 07/27/26		8,613	7,987,713
Discover Financial Services
# 4.500%, 01/30/26		11,960	11,572,141
Discovery Communications LLC
2.500%, 09/20/24	GBP	2,800	3,375,259
3.450%, 03/15/25		1,010	974,889
Dominion Energy, Inc.
3.300%, 03/15/25		2,400	2,318,483
Duke Energy Corp.
2.650%, 09/01/26		2,800	2,628,590
Dutch Treasury Certificate
0.000%, 05/30/23	EUR	12,000	13,195,787
DXC Technology Co.
1.800%, 09/15/26		2,639	2,318,805
East Japan Railway Co.
2.614%, 09/08/25	EUR	6,000	6,488,298
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		914	879,469
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	750	796,330
0.128%, 03/08/26	EUR	12,600	12,598,681

48

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Ecolab, Inc.
1.000%, 01/15/24	EUR	280	$303,071
Edison International
3.550%, 11/15/24		1,500	1,458,769
4.950%, 04/15/25		44,815	44,679,459
Elevance Health, Inc.
3.350%, 12/01/24		400	390,217
2.375%, 01/15/25		4,216	4,054,522
1.500%, 03/15/26		10,628	9,779,308
EMD Finance LLC
Ω 3.250%, 03/19/25		9,143	8,865,697
Emera U.S. Finance LP
0.833%, 06/15/24		2,920	2,766,346
Emerson Electric Co.
1.250%, 10/15/25	EUR	1,500	1,567,537
Enbridge, Inc.
2.500%, 01/15/25		7,500	7,206,853
Enel Finance International NV
5.625%, 08/14/24	GBP	5,250	6,626,772
Energy Transfer LP
4.050%, 03/15/25		13,982	13,708,829
2.900%, 05/15/25		11,606	11,077,839
4.750%, 01/15/26		19,554	19,384,532
Enexis Holding NV
0.875%, 04/28/26	EUR	8,500	8,718,428
Eni Finance International SA
1.275%, 05/05/25	EUR	7,081	7,498,460
Eni SpA
1.250%, 05/18/26	EUR	1,000	1,032,822
Enterprise Products Operating LLC
3.750%, 02/15/25		400	394,905
Equifax, Inc.
3.950%, 06/15/23		10,000	9,969,965
2.600%, 12/01/24		6,900	6,626,320
Equinix, Inc.
2.625%, 11/18/24		15,500	14,903,847
1.450%, 05/15/26		4,719	4,263,069
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		20,900	20,510,431
Erste Group Bank AG
1.500%, 04/07/26	EUR	1,100	1,146,238
ESB Finance DAC
2.125%, 06/08/27	EUR	2,000	2,082,693
EssilorLuxottica SA
0.125%, 05/27/25	EUR	2,800	2,890,175
European Investment Bank
0.875%, 12/15/23	GBP	14,440	17,716,182
4.125%, 04/15/24	EUR	3,000	3,330,170

		Face Amount^ (000)	Value†
European Stability Mechanism
0.125%, 04/22/24	EUR	4,200	$4,487,041
Exelon Corp.
3.950%, 06/15/25		2,850	2,794,954
Expedia Group, Inc.
5.000%, 02/15/26		24,000	23,994,271
Experian Finance PLC
0.739%, 10/29/25	GBP	3,645	4,141,137
1.375%, 06/25/26	EUR	8,694	8,957,936
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	3,700	3,927,592
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		27,262	27,020,137
Fidelity National Information Services, Inc.
0.600%, 03/01/24		400	383,530
0.625%, 12/03/25	EUR	5,000	5,072,599
1.150%, 03/01/26		18,200	16,389,465
Fiserv, Inc.
3.200%, 07/01/26		13,050	12,443,096
Flex Ltd.
4.750%, 06/15/25		15,825	15,606,700
3.750%, 02/01/26		33,120	31,831,147
FMS Wertmanagement
0.625%, 12/15/23	GBP	1,700	2,082,030
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		2,400	2,357,444
GAS Networks Ireland
0.125%, 12/04/24	EUR	1,700	1,772,177
General Mills, Inc.
# 4.000%, 04/17/25		12,100	11,949,942
0.125%, 11/15/25	EUR	1,000	1,011,512
General Motors Co.
6.125%, 10/01/25		5,700	5,801,554
General Motors Financial Co., Inc.
# 2.750%, 06/20/25		24,253	23,005,191
# 1.250%, 01/08/26		6,600	5,943,970
5.250%, 03/01/26		12,292	12,283,509
Georgia Power Co.
3.250%, 04/01/26		1,998	1,920,367
Georgia-Pacific LLC
Ω 0.625%, 05/15/24		16,000	15,269,362
Ω 3.600%, 03/01/25		2,350	2,297,559
Gilead Sciences, Inc.
3.500%, 02/01/25		6,476	6,358,562
3.650%, 03/01/26		1,691	1,653,696
GlaxoSmithKline Capital PLC
3.000%, 06/01/24		7,358	7,228,902

49

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Glencore Funding LLC
Ω 4.125%, 03/12/24		2,145	$2,110,686
Ω 4.625%, 04/29/24		16,455	16,293,314
Ω 1.625%, 09/01/25		6,626	6,118,586
Ω 1.625%, 04/27/26		20,600	18,687,121
Global Payments, Inc.
3.750%, 06/01/23		1,000	998,060
1.500%, 11/15/24		3,500	3,303,838
2.650%, 02/15/25		10,900	10,406,052
# 1.200%, 03/01/26		16,048	14,388,540
4.800%, 04/01/26		400	395,509
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	6,600	6,937,133
3.500%, 01/23/25		10,400	10,106,171
3.375%, 03/27/25	EUR	3,250	3,558,457
3.750%, 05/22/25		17,519	17,059,241
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	1,000	1,076,671
1.875%, 06/19/25	EUR	11,500	12,223,905
Harley-Davidson Financial Services, Inc.
# 3.050%, 02/14/27		3,000	2,707,968
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		17,587	17,497,640
1.450%, 04/01/24		9,820	9,470,738
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	1,203	1,270,250
HOWOGE Wohnungsbaugesellschaft mbH
0.000%, 11/01/24	EUR	6,800	7,041,250
HP, Inc.
2.200%, 06/17/25		21,400	20,244,298
1.450%, 06/17/26		712	643,575
HSBC Bank Canada
3.245%, 09/15/23	CAD	10,000	7,334,022
HSBC Holdings PLC
3.196%, 12/05/23	CAD	21,000	15,310,462
0.875%, 09/06/24	EUR	9,000	9,544,518
4.300%, 03/08/26		9,000	8,836,500
3.900%, 05/25/26		2,500	2,416,242
Humana, Inc.
3.850%, 10/01/24		17,000	16,732,133
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	5,400	5,649,036
Iberdrola Finanzas SA
7.375%, 01/29/24	GBP	6,300	8,032,980
ING Groep NV
1.125%, 02/14/25	EUR	4,900	5,160,630

		Face Amount^ (000)	Value†
Ω 4.625%, 01/06/26		7,000	$6,907,300
Inter-American Development Bank
1.250%, 12/15/23	GBP	8,500	10,452,237
3.000%, 02/21/24		5,000	4,919,935
4.250%, 06/11/26	AUD	41,200	27,732,223
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	7,540	4,542,618
International Business Machines Corp.
3.000%, 05/15/24		12,900	12,636,984
0.875%, 01/31/25	EUR	1,200	1,264,523
0.950%, 05/23/25	EUR	1,000	1,048,529
7.000%, 10/30/25		14,010	14,839,424
3.300%, 05/15/26		11,700	11,343,466
International Finance Corp.
1.250%, 12/15/23	GBP	7,772	9,555,900
3.200%, 07/22/26	AUD	5,500	3,590,292
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		1,400	1,380,530
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		2,500	2,409,745
J M Smucker Co.
3.500%, 03/15/25		1,000	976,427
JAB Holdings BV
1.750%, 06/25/26	EUR	1,000	1,034,713
Jabil, Inc.
1.700%, 04/15/26		22,280	20,230,751
Japan Bank for International Cooperation
# 1.750%, 10/17/24		1,000	959,186
Johnson Controls International PLC
1.375%, 02/25/25	EUR	1,000	1,058,975
JPMorgan Chase & Co.
3.125%, 01/23/25		1,296	1,260,792
1.500%, 01/27/25	EUR	4,000	4,251,369
# 3.300%, 04/01/26		38,001	36,800,444
Juniper Networks, Inc.
1.200%, 12/10/25		27,000	24,478,118
Kellogg Co.
3.250%, 04/01/26		3,888	3,749,987
Kemper Corp.
4.350%, 02/15/25		8,000	7,817,707
Kering SA
1.250%, 05/05/25	EUR	1,700	1,801,814
Kinder Morgan, Inc.
4.300%, 06/01/25		8,900	8,791,305
Kingdom of Belgium Government Bond
Ω 0.200%, 10/22/23	EUR	10,000	10,862,491

50

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Kinross Gold Corp.
5.950%, 03/15/24		3,715	$3,716,320
Kommunalbanken AS
1.000%, 12/12/24	GBP	2,420	2,862,237
4.250%, 07/16/25	AUD	190	126,749
Koninklijke Philips NV
0.500%, 05/22/26	EUR	2,000	2,001,849
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	261,500	24,328,882
1.250%, 12/29/23	GBP	21,100	25,909,069
0.250%, 03/08/24		40,800	39,227,493
1.625%, 04/03/24	NOK	104,000	9,556,908
3.200%, 09/11/26	AUD	1,200	783,892
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	13,000	13,940,832
La Poste SA
0.625%, 10/21/26	EUR	1,900	1,895,526
Laboratory Corp. of America Holdings
3.250%, 09/01/24		5,500	5,372,337
3.600%, 02/01/25		4,900	4,782,720
1.550%, 06/01/26		10,800	9,764,617
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	3,500	4,305,067
Landwirtschaftliche Rentenbank
1.125%, 12/15/23	GBP	11,315	13,901,599
4.750%, 05/06/26	AUD	14,100	9,626,361
Lansforsakringar Bank AB
0.050%, 04/15/26	EUR	2,000	1,958,425
Lazard Group LLC
3.750%, 02/13/25		2,000	1,946,718
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		15,100	14,459,620
2.125%, 05/06/25	EUR	4,500	4,751,384
Leggett & Platt, Inc.
3.800%, 11/15/24		400	391,792
Lennar Corp.
4.750%, 05/30/25		18,642	18,520,047
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	3,650	3,793,571
2.375%, 04/09/26	EUR	2,000	2,123,375
Lloyds Bank PLC
7.500%, 04/15/24	GBP	750	959,959
1.250%, 01/13/25	EUR	1,200	1,267,845
Lloyds Banking Group PLC
4.450%, 05/08/25		3,600	3,535,669
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	1,020	1,082,582

		Face Amount^ (000)	Value†
Lseg Netherlands BV
0.000%, 04/06/25	EUR	5,900	$6,077,074
LSEGA Financing PLC
Ω 1.375%, 04/06/26		2,500	2,241,237
LVMH Moet Hennessy Louis Vuitton SE
0.000%, 02/11/26	EUR	4,200	4,247,460
LyondellBasell Industries NV
5.750%, 04/15/24		2,424	2,427,515
Macquarie Bank Ltd.
#Ω 3.231%, 03/21/25		52,000	50,698,330
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r) 4.116%, 12/09/25	AUD	500	327,352
Marathon Petroleum Corp.
4.700%, 05/01/25		12,089	12,013,979
5.125%, 12/15/26		4,118	4,170,660
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		35,360	34,695,232
1.349%, 09/21/26	EUR	2,099	2,129,963
McDonald’s Corp.
3.700%, 01/30/26		25,409	25,068,327
McKesson Corp.
0.900%, 12/03/25		13,557	12,310,501
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	10,450	10,760,521
0.000%, 10/15/25	EUR	11,250	11,424,529
1.125%, 03/07/27	EUR	5,900	5,983,391
Mercedes-Benz Finance North America LLC
#Ω 2.700%, 06/14/24		3,000	2,925,344
Ω 1.450%, 03/02/26		45,298	41,614,941
Mercedes-Benz International Finance BV
2.000%, 09/04/23	GBP	4,300	5,350,440
2.625%, 04/07/25	EUR	1,997	2,182,068
Merck & Co., Inc.
0.500%, 11/02/24	EUR	3,365	3,558,726
1.875%, 10/15/26	EUR	1,250	1,315,614
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	1,000	1,028,294
MetLife, Inc.
5.375%, 12/09/24	GBP	6,700	8,385,233
Micron Technology, Inc.
# 4.975%, 02/06/26		3,000	2,985,268
4.185%, 02/15/27		400	385,711
Mitsubishi Corp.
3.375%, 07/23/24		750	733,930

51

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Mitsubishi UFJ Financial Group, Inc.
3.407%, 03/07/24		400	$393,718
0.978%, 06/09/24	EUR	1,543	1,645,961
0.339%, 07/19/24	EUR	9,671	10,208,523
2.193%, 02/25/25		29,785	28,173,209
1.412%, 07/17/25		1,000	919,765
2.757%, 09/13/26		5,000	4,641,593
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	3,835	4,020,288
0.214%, 10/07/25	EUR	6,131	6,213,724
0.184%, 04/13/26	EUR	3,500	3,453,593
1.631%, 04/08/27	EUR	4,599	4,640,144
Morgan Stanley
3.000%, 02/07/24	CAD	18,500	13,418,423
3.875%, 04/29/24		8,104	7,990,438
4.000%, 07/23/25		4,900	4,829,468
3.125%, 07/27/26		15,380	14,622,486
1.375%, 10/27/26	EUR	3,408	3,474,044
1.875%, 04/27/27	EUR	2,250	2,293,479
Motability Operations Group PLC
0.875%, 03/14/25	EUR	7,300	7,659,054
0.375%, 01/03/26	EUR	2,951	2,995,766
3.750%, 07/16/26	GBP	900	1,099,812
MPLX LP
4.875%, 12/01/24		6,290	6,265,859
4.000%, 02/15/25		1,000	979,966
1.750%, 03/01/26		28,950	26,630,094
Mylan, Inc.
4.200%, 11/29/23		663	656,096
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.470%, FRN
(r) 4.020%, 02/25/25	AUD	10,000	6,608,505
National Bank of Canada
2.983%, 03/04/24	CAD	10,000	7,252,094
National Grid North America, Inc.
0.410%, 01/20/26	EUR	2,000	2,020,978
National Grid PLC
2.179%, 06/30/26	EUR	3,000	3,172,951
National Retail Properties, Inc.
3.900%, 06/15/24		5,500	5,409,119
Nationwide Building Society
Ω 3.900%, 07/21/25		36,818	35,851,595
Ω 1.500%, 10/13/26		20,000	17,706,134
1.500%, 10/13/26		1,500	1,327,960
Naturgy Finance BV
0.875%, 05/15/25	EUR	2,500	2,606,062
NatWest Group PLC
4.800%, 04/05/26		4,743	4,723,003

		Face Amount^ (000)	Value†
NatWest Markets PLC
Ω 3.479%, 03/22/25		50,000	$48,210,000
Nederlandse Waterschapsbank NV
3.150%, 09/02/26	AUD	1,500	972,156
3.500%, 07/20/27	AUD	3,700	2,413,106
Netherlands Government Bond
Ω 0.000%, 01/15/24	EUR	8,300	8,960,663
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	24,000	16,149,329
Nomura Holdings, Inc.
2.648%, 01/16/25		11,228	10,651,097
1.851%, 07/16/25		20,555	18,879,792
1.653%, 07/14/26		17,657	15,647,098
Nordic Investment Bank
1.875%, 04/10/24	NOK	386,890	35,612,591
NRW Bank
1.050%, 03/31/26	AUD	5,600	3,406,728
NTT Finance Corp.
0.010%, 03/03/25	EUR	10,150	10,496,322
0.082%, 12/13/25	EUR	3,000	3,034,746
Nutrien Ltd.
3.000%, 04/01/25		3,990	3,832,860
Nuveen Finance LLC
Ω 4.125%, 11/01/24		27,200	26,514,300
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	1,000	993,187
OMERS Finance Trust
0.450%, 05/13/25	EUR	10,000	10,353,677
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		6,273	6,150,912
ONEOK, Inc.
2.750%, 09/01/24		1,462	1,417,330
2.200%, 09/15/25		3,160	2,950,348
5.850%, 01/15/26		3,100	3,161,720
Ontario Teachers’ Finance Trust
0.500%, 05/06/25	EUR	7,838	8,120,467
Ontario, Province of Canada
0.500%, 12/15/23	GBP	1,809	2,213,158
OP Corporate Bank PLC
1.000%, 05/22/25	EUR	5,000	5,224,408
0.250%, 03/24/26	EUR	3,086	3,055,930
1.375%, 09/04/26	GBP	5,250	5,729,716
Oracle Corp.
3.400%, 07/08/24		5,000	4,902,523
2.500%, 04/01/25		7,800	7,447,168
1.650%, 03/25/26		13,400	12,304,399

52

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
ORIX Corp.
1.919%, 04/20/26	EUR	5,029	$5,229,074
Paramount Global
4.750%, 05/15/25		9,855	9,756,982
4.000%, 01/15/26		191	184,928
Parker-Hannifin Corp.
3.300%, 11/21/24		2,130	2,084,600
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 3.450%, 07/01/24		636	621,228
Ω 4.000%, 07/15/25		795	771,140
Ω 4.450%, 01/29/26		3,072	2,998,806
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.125%, 08/01/23		2,707	2,693,685
Ω 1.700%, 06/15/26		31,500	28,286,517
Philip Morris International, Inc.
2.875%, 05/01/24		1,500	1,469,087
0.625%, 11/08/24	EUR	2,508	2,640,494
2.750%, 03/19/25	EUR	796	864,561
2.875%, 03/03/26	EUR	5,000	5,413,714
Phillips 66
3.850%, 04/09/25		5,000	4,898,916
PPG Industries, Inc.
1.875%, 06/01/25	EUR	4,750	5,055,913
1.200%, 03/15/26		21,791	19,769,256
Principal Financial Group, Inc.
3.400%, 05/15/25		2,000	1,936,146
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	900	850,888
Prologis LP
3.000%, 06/02/26	EUR	2,000	2,158,447
Province of Alberta Canada
0.625%, 04/18/25	EUR	22,245	23,238,879
Province of Quebec Canada
2.500%, 04/09/24		3,000	2,934,746
Public Storage
0.875%, 02/15/26		19,230	17,358,250
PulteGroup, Inc.
5.500%, 03/01/26		8,605	8,689,264
PVH Corp.
3.625%, 07/15/24	EUR	2,023	2,215,792
4.625%, 07/10/25		17,556	17,324,528
Quebec, Province of Canada
2.375%, 01/22/24	EUR	1,000	1,091,911
Queensland Treasury Corp.
Ω 3.250%, 07/21/26	AUD	500	329,204
Realty Income Corp.
4.625%, 11/01/25		400	395,704
1.875%, 01/14/27	GBP	2,000	2,211,565

		Face Amount^ (000)	Value†
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	1,200	$1,223,816
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		5,625	5,484,994
Regie Autonome des Transports Parisiens
0.375%, 06/15/24	EUR	2,400	2,554,852
Republic of Italy Government International Bond
6.875%, 09/27/23		14,450	14,512,713
2.375%, 10/17/24		23,379	22,383,662
1.250%, 02/17/26		2,066	1,855,495
Reynolds American, Inc.
4.450%, 06/12/25		8,000	7,868,761
Rogers Communications, Inc.
4.000%, 03/13/24	CAD	5,000	3,653,246
3.625%, 12/15/25		313	301,203
Ross Stores, Inc.
4.600%, 04/15/25		7,200	7,160,614
0.875%, 04/15/26		3,000	2,692,752
Royal Bank of Canada
2.352%, 07/02/24	CAD	10,000	7,163,893
0.125%, 07/23/24	EUR	660	696,265
0.875%, 01/20/26		40,238	36,389,272
# 1.200%, 04/27/26		9,600	8,738,082
Royal Bank of Canada, Floating Rate Note, SOFR + 0.300%, FRN
(r) 5.138%, 01/19/24		1,769	1,764,114
Royal Schiphol Group NV
2.000%, 10/05/26	EUR	3,750	3,939,156
Royalty Pharma PLC
1.200%, 09/02/25		10,303	9,394,471
Ryder System, Inc.
# 3.875%, 12/01/23		290	287,459
2.500%, 09/01/24		8,500	8,203,428
4.625%, 06/01/25		4,800	4,759,440
3.350%, 09/01/25		4,300	4,137,127
4.300%, 06/15/27		400	391,127
Sandvik AB
3.000%, 06/18/26	EUR	300	325,753
Santander Holdings USA, Inc.
3.450%, 06/02/25		2,625	2,488,462
SAP SE
0.125%, 05/18/26	EUR	2,200	2,217,937
SBAB Bank AB
1.875%, 12/10/25	EUR	6,250	6,586,830
Schlumberger Finance BV
0.000%, 10/15/24	EUR	4,473	4,689,537
1.375%, 10/28/26	EUR	8,200	8,435,729

53

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Schlumberger Finance France SAS
1.000%, 02/18/26	EUR	1,000	$1,030,776
Sempra Energy
3.300%, 04/01/25		17,708	17,193,230
Shell International Finance BV
1.875%, 09/15/25	EUR	7,500	8,021,400
Siemens Financieringsmaatschappij NV
0.000%, 09/05/24	EUR	1,180	1,247,180
1.000%, 02/20/25	GBP	5,000	5,876,922
2.250%, 03/10/25	EUR	4,600	4,971,515
0.000%, 02/20/26	EUR	1,900	1,921,344
0.375%, 06/05/26	EUR	4,000	4,049,176
0.625%, 02/25/27	EUR	5,000	5,013,272
Simon Property Group LP
2.000%, 09/13/24		14,000	13,385,117
3.500%, 09/01/25		22,000	21,244,626
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	900	950,188
4.000%, 11/09/26	EUR	4,750	5,211,228
1.750%, 11/11/26	EUR	1,500	1,543,125
Sky Ltd.
1.875%, 11/24/23	EUR	8,300	9,068,602
2.250%, 11/17/25	EUR	2,580	2,757,889
2.500%, 09/15/26	EUR	10,366	11,088,655
6.000%, 05/21/27	GBP	450	589,916
Societe Generale SA
Ω 4.250%, 09/14/23		500	495,188
Ω 2.625%, 10/16/24		2,000	1,901,762
1.125%, 01/23/25	EUR	100	105,113
#Ω 1.375%, 07/08/25		6,600	6,045,065
0.125%, 02/24/26	EUR	3,200	3,177,119
#Ω 4.000%, 01/12/27		4,000	3,788,906
Solvay Finance America LLC
Ω 4.450%, 12/03/25		4,000	3,927,926
Southwestern Electric Power Co.
1.650%, 03/15/26		36,989	33,891,138
SpareBank 1 SMN
3.125%, 12/22/25	EUR	2,969	3,204,116
Spectra Energy Partners LP
3.500%, 03/15/25		5,800	5,635,114
Standard Chartered PLC
4.050%, 04/12/26		8,744	8,489,934
Statkraft AS
1.125%, 03/20/25	EUR	1,040	1,095,586
Statnett SF
0.875%, 03/08/25	EUR	3,500	3,661,659

		Face Amount^ (000)	Value†
Steel Dynamics, Inc.
2.800%, 12/15/24		3,500	$3,356,259
Stockland Trust
1.625%, 04/27/26	EUR	1,250	1,253,178
Stryker Corp.
3.375%, 11/01/25		13,323	12,907,040
Sumitomo Mitsui Financial Group, Inc.
0.465%, 05/30/24	EUR	4,000	4,248,752
2.696%, 07/16/24		9,364	9,073,046
1.474%, 07/08/25		7,000	6,465,461
0.948%, 01/12/26		20,971	18,812,001
1.546%, 06/15/26	EUR	6,680	6,846,182
2.632%, 07/14/26		16,000	14,951,087
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		11,800	11,247,857
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 4.456%, 01/25/27	AUD	3,670	2,405,872
Svenska Handelsbanken AB
0.375%, 07/03/23	EUR	2,050	2,247,782
1.000%, 04/15/25	EUR	2,670	2,802,785
Swedbank AB
Ω 0.600%, 09/25/23		7,575	7,421,697
0.750%, 05/05/25	EUR	1,250	1,294,799
3.750%, 11/14/25	EUR	6,000	6,599,661
0.250%, 11/02/26	EUR	2,200	2,138,263
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	4,000	5,031,596
Telenor ASA
0.000%, 09/25/23	EUR	400	434,657
2.625%, 12/06/24	EUR	1,000	1,084,843
Telstra Corp. Ltd.
3.125%, 04/07/25		577	560,725
1.125%, 04/14/26	EUR	2,000	2,056,896
TenneT Holding BV
1.000%, 06/13/26	EUR	3,800	3,933,233
1.625%, 11/17/26	EUR	4,000	4,214,020
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/23	EUR	3,267	3,535,175
0.000%, 11/18/25	EUR	7,080	7,159,583
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	2,200	2,334,535
0.125%, 03/01/25	EUR	22,600	23,441,545
1.400%, 01/23/26	EUR	3,400	3,550,829
Toronto-Dominion Bank
0.750%, 01/06/26		32,440	29,147,074
1.200%, 06/03/26		115,958	103,476,069

54

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 4.653%, 07/10/24	AUD	7,200	$4,772,544
TotalEnergies Capital International SA
2.875%, 11/19/25	EUR	4,700	5,154,280
2.500%, 03/25/26	EUR	3,000	3,244,533
1.660%, 07/22/26	GBP	1,700	1,946,967
Toyota Finance Australia Ltd.
0.250%, 04/09/24	EUR	4,500	4,811,471
2.004%, 10/21/24	EUR	3,870	4,173,797
0.064%, 01/13/25	EUR	3,000	3,113,832
Toyota Motor Corp.
1.339%, 03/25/26		4,138	3,809,666
Toyota Motor Credit Corp.
0.625%, 09/13/24		13,300	12,595,160
3.000%, 04/01/25		4,847	4,708,830
0.750%, 11/19/26	GBP	4,983	5,432,346
Toyota Motor Finance Netherlands BV
0.000%, 10/27/25	EUR	3,010	3,046,952
0.750%, 12/19/25	GBP	9,500	10,756,026
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	5,500	6,059,725
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	27,400	16,840,851
Truist Financial Corp.
2.850%, 10/26/24		4,000	3,849,393
U.S. Bancorp
0.850%, 06/07/24	EUR	19,500	20,512,363
UBS AG
0.010%, 03/31/26	EUR	5,320	5,220,941
UBS Group AG
Ω 4.125%, 09/24/25		17,000	16,377,931
# 4.125%, 09/24/25		21,000	20,231,562
# 4.125%, 04/15/26		4,000	3,827,814
Ω 4.125%, 04/15/26		2,700	2,583,774
1.250%, 09/01/26	EUR	1,180	1,169,896
Unedic Asseo
2.375%, 05/25/24	EUR	2,400	2,615,021
Unilever Finance Netherlands BV
0.750%, 02/28/26	EUR	3,895	4,011,392
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r) 3.825%, 05/20/24	AUD	2,500	1,651,562
United Parcel Service, Inc.
1.625%, 11/15/25	EUR	1,000	1,055,696
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	11,076	11,866,947

		Face Amount^ (000)	Value†
3.950%, 06/15/26		6,500	$6,219,185
Vattenfall AB
3.250%, 04/18/24	EUR	2,461	2,708,094
Ventas Realty LP
3.500%, 04/15/24		1,000	978,187
2.650%, 01/15/25		5,000	4,751,114
3.500%, 02/01/25		5,900	5,700,861
VeriSign, Inc.
5.250%, 04/01/25		750	753,184
Verizon Communications, Inc.
3.376%, 02/15/25		3,000	2,935,086
1.450%, 03/20/26		21,566	19,866,554
VF Corp.
2.400%, 04/23/25		13,632	12,887,920
Viatris, Inc.
1.650%, 06/22/25		1,120	1,032,642
Vinci SA
2.250%, 03/15/27	GBP	4,600	5,266,307
VMware, Inc.
1.400%, 08/15/26		8,409	7,508,781
Volkswagen Financial Services AG
1.375%, 10/16/23	EUR	5,000	5,456,126
0.000%, 02/12/25	EUR	9,900	10,170,702
Volkswagen Financial Services NV
1.625%, 02/10/24	GBP	3,300	4,027,660
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	969,573
Volkswagen Leasing GmbH
0.000%, 07/19/24	EUR	13,260	13,954,755
Volvo Treasury AB
0.125%, 09/17/24	EUR	500	525,323
0.625%, 02/14/25	EUR	6,200	6,495,003
1.625%, 05/26/25	EUR	6,770	7,178,778
1.625%, 09/18/25	EUR	4,680	4,937,726
2.625%, 02/20/26	EUR	10,000	10,786,504
2.000%, 08/19/27	EUR	6,700	6,939,341
Vornado Realty LP
3.500%, 01/15/25		2,061	1,929,013
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		2,031	1,952,392
Walt Disney Co.
1.750%, 01/13/26		6,476	6,081,664
Wells Fargo & Co.
3.184%, 02/08/24	CAD	35,750	25,952,624
0.500%, 04/26/24	EUR	1,000	1,065,987
2.125%, 06/04/24	EUR	2,000	2,162,259
3.000%, 02/19/25		9,300	8,997,918
1.625%, 06/02/25	EUR	1,000	1,050,129
3.000%, 10/23/26		11,800	11,104,817
1.375%, 10/26/26	EUR	3,150	3,179,785
1.000%, 02/02/27	EUR	1,650	1,625,075

55

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Welltower OP LLC
4.000%, 06/01/25		400	$389,914
Wendel SE
1.375%, 04/26/26	EUR	2,000	2,052,541
Western Union Co.
1.350%, 03/15/26		55,086	49,605,469
Westpac Banking Corp.
1.150%, 06/03/26		63,758	57,472,228
4.125%, 06/04/26	AUD	1,500	989,770
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r) 4.376%, 03/17/25	AUD	22,200	14,716,221
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.230%, FRN
(r) 4.730%, 11/11/27	AUD	5,000	3,352,882
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	625	637,039
Williams Cos., Inc.
4.300%, 03/04/24		5,100	5,057,887
4.000%, 09/15/25		1,538	1,506,052
Williams Cos., Inc.
3.900%, 01/15/25		9,993	9,814,074
WP Carey, Inc.
4.000%, 02/01/25		6,000	5,864,344
WRKCo, Inc.
3.750%, 03/15/25		400	389,071
4.650%, 03/15/26		1,800	1,778,367
Zimmer Biomet Holdings, Inc.
# 3.050%, 01/15/26		3,000	2,874,265

TOTAL BONDS			5,076,535,019

U.S. TREASURY OBLIGATIONS — (15.6%)
U.S. Treasury Notes
0.125%, 07/31/23		51,000	50,378,437
0.125%, 08/15/23		55,000	54,213,672
0.500%, 11/30/23		210,000	204,684,375
2.125%, 11/30/23		111,000	109,196,250
0.125%, 12/15/23		80,000	77,687,500
0.750%, 12/31/23		138,000	134,231,953
0.875%, 01/31/24		150,000	145,546,875
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25		197,000	197,383,090

TOTAL U.S. TREASURY OBLIGATIONS			973,322,152

	Face Amount^ (000)	Value†
COMMERCIAL PAPER — (2.8%)
Constellation Brands, Inc.
5.380%, 05/08/23	15,000	$14,977,671
5.380%, 05/09/23	11,000	10,981,958
Credit Agricole Corporate & Investment Bank
5.100%, 05/30/23	7,000	6,968,708
Jabil, Inc.
5.700%, 05/12/23	10,000	9,978,335
Parker-Hannifin Corp.
5.180%, 06/12/23	7,500	7,451,063
Philip Morris International, Inc.
5.080%, 07/17/23	25,000	24,715,945
UnitedHealth Group, Inc.
4.950%, 06/12/23	40,520	40,250,035
Walgreens Boots Alliance, Inc.
5.700%, 05/08/23	40,000	39,938,233
Walt Disney Co.
5.150%, 06/21/23	22,325	22,155,017
TOTAL COMMERCIAL PAPER (Cost $177,511,803)		177,416,965

TOTAL INVESTMENT SECURITIES (Cost $6,412,923,081)		6,227,274,136

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	2,358,871	27,285,062

TOTAL INVESTMENTS — (100.0%) (Cost $6,440,205,412)		$6,254,559,198

56

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	60,382,249	USD	39,784,052	Citibank, N.A.	05/02/23	$170,879
USD	40,484,171	AUD	60,382,249	State Street Bank and Trust	05/02/23	529,241
CAD	531,032	USD	390,110	Citibank, N.A.	05/11/23	1,909
USD	41,715,146	CAD	56,420,365	HSBC Bank	05/11/23	64,404
GBP	4,535,521	USD	5,610,326	HSBC Bank	05/15/23	91,296
GBP	1,368,983	USD	1,672,546	Bank of America Corp.	05/22/23	48,659
USD	13,879,036	NOK	147,581,566	HSBC Bank	05/22/23	17,678
GBP	6,481,866	USD	7,737,986	State Street Bank and Trust	05/22/23	411,580
USD	43,117,015	AUD	64,432,611	Bank of New York Mellon	05/25/23	440,453
USD	19,523,189	EUR	17,646,246	Barclays Capital	05/25/23	53,894
EUR	2,187,130	USD	2,392,438	Citibank, N.A.	05/25/23	20,646
USD	3,729,513	EUR	3,370,520	Citibank, N.A.	05/25/23	10,782
USD	9,952,115	EUR	9,013,576	HSBC Bank	05/25/23	7,339
USD	13,718,466	EUR	12,433,154	Bank of America Corp.	05/26/23	65
USD	86,632,696	EUR	78,495,411	HSBC Bank	05/26/23	23,011
USD	56,227,630	NOK	596,612,070	HSBC Bank	05/26/23	180,766
USD	24,336,096	CAD	32,749,447	Citibank, N.A.	07/11/23	130,536
USD	7,394,293	CAD	9,952,469	HSBC Bank	07/11/23	38,289
USD	29,869,458	CAD	39,853,223	Bank of America Corp.	07/14/23	411,715
USD	34,466,868	CAD	46,621,885	Royal Bank of Canada	07/14/23	6,029
USD	40,944,235	AUD	60,755,605	Citibank, N.A.	07/19/23	609,721
USD	13,037,730	AUD	19,344,440	Citibank, N.A.	07/20/23	194,801

Total Appreciation						$3,463,693

USD	145,920,349	EUR	133,198,604	Societe Generale	05/08/23	$(897,390)
USD	1,501,073	EUR	1,376,476	Bank of America Corp.	05/09/23	(16,239)
USD	139,476,933	EUR	131,822,128	State Street Bank and Trust	05/09/23	(5,832,725)
USD	9,501,641	GBP	7,873,923	Bank of America Corp.	05/15/23	(396,700)
USD	58,880,213	GBP	47,632,105	HSBC Bank	05/15/23	(998,299)
USD	7,031,687	GBP	5,708,965	Royal Bank of Canada	05/15/23	(145,076)
USD	3,578,311	GBP	2,873,500	State Street Bank and Trust	05/15/23	(33,978)
USD	150,608,711	EUR	141,372,824	UBS AG	05/17/23	(5,299,658)
USD	142,924,480	EUR	133,100,257	Barclays Capital	05/22/23	(3,901,825)
USD	73,196,101	GBP	60,689,465	Citibank, N.A.	05/22/23	(3,107,979)
USD	107,316	EUR	98,347	Citibank, N.A.	05/22/23	(1,173)
USD	5,381,356	GBP	4,316,674	State Street Bank and Trust	05/22/23	(45,942)
USD	145,627,012	EUR	134,455,470	HSBC Bank	05/23/23	(2,702,563)
USD	49,701,421	EUR	45,740,051	Bank of America Corp.	05/24/23	(761,247)
USD	25,071,211	EUR	22,814,196	Citibank, N.A.	05/24/23	(98,530)
USD	289,483	NZD	470,130	Citibank, N.A.	05/24/23	(1,229)
USD	23,038,749	EUR	21,019,889	State Street Bank and Trust	05/24/23	(151,426)
USD	76,867,747	EUR	69,675,286	HSBC Bank	05/25/23	(5,751)
USD	78,920,065	GBP	63,415,384	State Street Bank and Trust	05/25/23	(816,254)
USD	2,673,843	EUR	2,433,427	State Street Bank and Trust	05/26/23	(11,133)
USD	6,129,686	EUR	5,571,287	UBS AG	05/26/23	(17,519)
USD	147,939,242	EUR	134,159,882	State Street Bank and Trust	05/30/23	(122,239)
USD	39,836,857	AUD	60,382,249	Citibank, N.A.	06/02/23	(170,788)
USD	22,155,256	CAD	30,076,845	State Street Bank and Trust	07/11/23	(74,948)
USD	1,893,229	AUD	2,866,163	Bank of America Corp.	07/20/23	(9,640)
USD	3,171,465	AUD	4,786,684	Citibank, N.A.	07/20/23	(6,453)

Total (Depreciation)						$(25,626,704)

Total Appreciation (Depreciation)						$(22,163,011)

57

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$5,076,535,019	—	$5,076,535,019
U.S. Treasury Obligations	—	973,322,152	—	973,322,152
Commercial Paper	—	177,416,965	—	177,416,965
Securities Lending Collateral	—	27,285,062	—	27,285,062
Forward Currency Contracts**	—	(22,163,011)	—	(22,163,011)

TOTAL	—	$6,232,396,187	—	$6,232,396,187

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

58

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (0.4%)
Federal National Mortgage Association
0.375%, 08/25/25		5,750	$5,287,041

BONDS — (91.8%)
3M Co.
# 2.375%, 08/26/29		6,900	6,175,956
# 5.700%, 03/15/37		2,000	2,207,244
7-Eleven, Inc.
Ω 1.800%, 02/10/31		5,000	4,000,343
Ω 2.500%, 02/10/41		4,900	3,349,874
Advance Auto Parts, Inc.
3.500%, 03/15/32		950	819,294
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400%, 10/29/33		4,000	3,214,092
3.850%, 10/29/41		1,000	751,056
Aetna, Inc.
6.750%, 12/15/37		1,000	1,115,658
Affiliated Managers Group, Inc.
3.300%, 06/15/30		5,200	4,510,508
African Development Bank
1.100%, 12/16/26	AUD	3,700	2,224,670
3.300%, 07/27/27	AUD	7,300	4,715,854
Albemarle Corp.
5.050%, 06/01/32		2,000	1,928,749
Alimentation Couche-Tard, Inc.
Ω 3.439%, 05/13/41		650	484,224
Allegion PLC
3.500%, 10/01/29		3,800	3,474,937
Allstate Corp.
5.350%, 06/01/33		1,900	1,944,307
Altria Group, Inc.
3.400%, 05/06/30		2,100	1,872,076
2.450%, 02/04/32		6,200	4,931,554
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		375	316,742
Amdocs Ltd.
2.538%, 06/15/30		1,600	1,364,289
Amgen, Inc.
2.300%, 02/25/31		7,100	6,015,345
4.950%, 10/01/41		1,200	1,139,875
Amphenol Corp.
2.800%, 02/15/30		5,600	5,015,035

		Face Amount^ (000)	Value†
ANZ New Zealand International Ltd.
#Ω 3.450%, 07/17/27		1,000	$952,869
Aon Corp.
3.750%, 05/02/29		9,775	9,370,055
2.800%, 05/15/30		900	792,207
Appalachian Power Co.
7.000%, 04/01/38		1,200	1,414,425
Apple, Inc.
2.200%, 09/11/29		5,000	4,498,555
ArcelorMittal SA
# 4.250%, 07/16/29		2,447	2,334,142
Arizona Public Service Co.
2.200%, 12/15/31		7,500	6,030,725
Arrow Electronics, Inc.
3.875%, 01/12/28		5,330	5,019,085
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		2,000	1,592,002
Ω 5.500%, 08/11/32		4,600	4,543,549
Asian Development Bank
3.400%, 09/10/27	AUD	4,800	3,129,592
4.250%, 01/17/28	AUD	5,000	3,372,466
Asian Infrastructure Investment Bank
1.900%, 01/18/27	AUD	2,000	1,225,803
Assurant, Inc.
2.650%, 01/15/32		6,000	4,576,925
AT&T, Inc.
4.500%, 05/15/35		2,000	1,883,008
4.900%, 08/15/37		2,000	1,939,010
Australia & New Zealand Banking Group Ltd.
0.750%, 09/29/26	EUR	143	142,904
AvalonBay Communities, Inc.
# 2.450%, 01/15/31		3,000	2,563,524
Avnet, Inc.
3.000%, 05/15/31		8,245	6,729,217
AXIS Specialty Finance PLC
4.000%, 12/06/27		4,280	4,143,880
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		9,170	8,718,879
3.138%, 11/07/29		2,000	1,816,729
Banco Santander SA
3.800%, 02/23/28		5,800	5,409,813
3.490%, 05/28/30		600	532,181

59

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Bank of Nova Scotia
2.450%, 02/02/32		6,800	$5,653,253
BAT Capital Corp.
4.906%, 04/02/30		8,600	8,302,147
4.390%, 08/15/37		1,200	979,033
Bayer U.S. Finance II LLC
Ω 4.375%, 12/15/28		7,000	6,791,985
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		4,231	3,522,887
Best Buy Co., Inc.
4.450%, 10/01/28		4,400	4,376,260
Biogen, Inc.
2.250%, 05/01/30		3,400	2,893,190
Black Hills Corp.
4.350%, 05/01/33		8,837	8,186,170
BlackRock, Inc.
1.900%, 01/28/31		2,480	2,081,138
BMW U.S. Capital LLC
Ω 4.150%, 04/09/30		4,000	3,951,497
BNG Bank NV
3.500%, 07/19/27	AUD	1,980	1,289,613
BNP Paribas SA
#Ω 3.500%, 11/16/27		8,631	8,107,879
Boardwalk Pipelines LP
3.600%, 09/01/32		150	130,938
Boeing Co.
2.950%, 02/01/30		1,800	1,597,726
6.125%, 02/15/33		3,335	3,545,205
3.600%, 05/01/34		2,600	2,236,333
3.250%, 02/01/35		300	245,456
Booking Holdings, Inc.
4.625%, 04/13/30		4,900	4,926,429
BP Capital Markets America, Inc.
1.749%, 08/10/30		1,400	1,175,473
2.721%, 01/12/32		1,800	1,574,858
3.060%, 06/17/41		9,200	7,174,342
BPCE SA
Ω 2.700%, 10/01/29		2,000	1,763,067
Bpifrance
0.625%, 05/25/26	EUR	10,000	10,238,198
Bristol-Myers Squibb Co.
4.125%, 06/15/39		4,500	4,216,751
Brixmor Operating Partnership LP
2.500%, 08/16/31		1,833	1,441,625
Broadcom, Inc.
4.300%, 11/15/32		2,800	2,567,325
Ω 3.419%, 04/15/33		600	504,984
Ω 3.137%, 11/15/35		4,900	3,793,385
Brookfield Finance, Inc.
4.350%, 04/15/30		2,000	1,894,808
2.724%, 04/15/31		4,000	3,358,429

		Face Amount^ (000)	Value†
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,041	$1,967,588
Camden Property Trust
2.800%, 05/15/30		1,600	1,393,659
Canadian Imperial Bank of Commerce
# 3.600%, 04/07/32		2,000	1,844,340
Canadian Natural Resources Ltd.
5.850%, 02/01/35		2,000	2,016,005
Cargill, Inc.
Ω 2.125%, 04/23/30		3,270	2,803,427
Carrier Global Corp.
3.377%, 04/05/40		1,971	1,534,684
Cboe Global Markets, Inc.
1.625%, 12/15/30		200	161,680
CDP Financial, Inc.
1.125%, 04/06/27	EUR	4,500	4,562,760
Charles Schwab Corp.
2.750%, 10/01/29		3,000	2,593,015
# 4.625%, 03/22/30		5,000	4,906,943
Chevron Corp.
2.954%, 05/16/26		3,000	2,910,464
Choice Hotels International, Inc.
3.700%, 12/01/29		1,580	1,433,381
Chubb Corp.
6.500%, 05/15/38		500	581,145
Cigna Group
4.375%, 10/15/28		4,600	4,568,680
2.400%, 03/15/30		3,866	3,352,116
2.375%, 03/15/31		1,000	847,497
3.200%, 03/15/40		1,070	842,700
Citigroup, Inc.
8.125%, 07/15/39		4,866	6,289,081
5.875%, 01/30/42		3,000	3,199,502
CNO Financial Group, Inc.
5.250%, 05/30/29		3,750	3,569,219
Comcast Corp.
4.250%, 10/15/30		1,000	990,358
# 4.250%, 01/15/33		2,166	2,119,765
7.050%, 03/15/33		3,437	4,078,822
4.400%, 08/15/35		3,250	3,187,207
Comerica, Inc.
4.000%, 02/01/29		700	598,656
Commonwealth Bank of Australia
2.400%, 01/14/27	AUD	5,000	3,096,464
5.000%, 01/13/28	AUD	850	578,361
#Ω 1.875%, 09/15/31		2,300	1,906,276
Conagra Brands, Inc.
5.300%, 11/01/38		6,600	6,518,748
ConocoPhillips
5.900%, 10/15/32		6,600	7,336,438

60

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Consolidated Edison Co. of New York, Inc.
6.750%, 04/01/38		1,300	$1,515,309
5.500%, 12/01/39		1,400	1,420,476
5.700%, 06/15/40		294	303,527
Constellation Energy Generation LLC
5.600%, 06/15/42		568	561,614
Cooperatieve Rabobank UA
1.250%, 03/23/26	EUR	8,000	8,310,004
Cox Communications, Inc.
Ω 4.800%, 02/01/35		3,797	3,508,498
Ω 4.700%, 12/15/42		1,000	860,432
Credit Agricole SA
3.875%, 04/15/24		78	76,709
CRH America Finance, Inc.
Ω 3.950%, 04/04/28		1,280	1,237,381
Danske Bank AS
Ω 4.375%, 06/12/28		6,000	5,684,572
Deere & Co.
5.375%, 10/16/29		250	266,392
Dell International LLC/EMC Corp.
Ω 3.375%, 12/15/41		5,000	3,549,305
Devon Energy Corp.
4.750%, 05/15/42		8,000	7,028,540
Diageo Capital PLC
2.375%, 10/24/29		7,400	6,572,944
Dominion Energy, Inc.
4.900%, 08/01/41		5,755	5,289,895
Dow Chemical Co.
5.250%, 11/15/41		8,000	7,813,981
DuPont de Nemours, Inc.
5.319%, 11/15/38		5,000	5,054,794
Eagle Materials, Inc.
2.500%, 07/01/31		600	488,955
Eastman Chemical Co.
4.800%, 09/01/42		2,000	1,769,985
Eaton Corp.
4.000%, 11/02/32		12,331	11,848,372
EIDP, Inc.
2.300%, 07/15/30		1,225	1,057,056
Elevance Health, Inc.
4.101%, 03/01/28		5,000	4,926,057
2.250%, 05/15/30		3,616	3,109,102
Enel Finance International NV
#Ω 3.500%, 04/06/28		4,000	3,739,401
Enexis Holding NV
0.875%, 04/28/26	EUR	700	717,988
Enterprise Products Operating LLC
6.875%, 03/01/33		2,035	2,336,628
6.650%, 10/15/34		1,500	1,664,461

		Face Amount^ (000)	Value†
EOG Resources, Inc.
4.375%, 04/15/30		7,143	$7,164,194
ERP Operating LP
1.850%, 08/01/31		2,000	1,610,618
Estee Lauder Cos., Inc.
2.600%, 04/15/30		145	130,319
European Investment Bank
3.300%, 02/03/28	AUD	1,931	1,252,694
Expedia Group, Inc.
3.250%, 02/15/30		53	46,578
Fairfax Financial Holdings Ltd.
Ω 5.625%, 08/16/32		950	940,405
FedEx Corp.
4.900%, 01/15/34		3,588	3,578,823
Fidelity National Financial, Inc.
3.400%, 06/15/30		8,900	7,875,873
2.450%, 03/15/31		1,000	816,257
Fidelity National Information Services, Inc.
# 5.100%, 07/15/32		3,500	3,447,261
Flex Ltd.
4.875%, 06/15/29		2,389	2,317,390
4.875%, 05/12/30		2,500	2,436,100
Flowserve Corp.
2.800%, 01/15/32		9,600	7,763,214
FMR LLC
Ω 4.950%, 02/01/33		8,555	8,210,088
Fortune Brands Innovations, Inc.
3.250%, 09/15/29		3,900	3,495,450
Fox Corp.
5.476%, 01/25/39		5,600	5,307,180
GATX Corp.
3.500%, 06/01/32		1,050	931,578
General Motors Co.
5.000%, 04/01/35		1,350	1,231,474
Georgia-Pacific LLC
7.750%, 11/15/29		4,760	5,587,186
Ω 2.300%, 04/30/30		7,000	6,058,821
Gilead Sciences, Inc.
2.600%, 10/01/40		3,786	2,792,735
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28		1,600	1,580,701
Glencore Funding LLC
#Ω 2.850%, 04/27/31		5,600	4,729,769
Global Payments, Inc.
4.450%, 06/01/28		1,071	1,028,764
Goldman Sachs Group, Inc.
# 6.125%, 02/15/33		6,200	6,736,496
Halliburton Co.
6.700%, 09/15/38		5,400	6,012,215
7.450%, 09/15/39		1,000	1,178,699

61

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		3,500	$2,938,377
Healthcare Realty Holdings LP
2.000%, 03/15/31		400	312,343
Hess Corp.
5.600%, 02/15/41		2,000	1,944,616
Home Depot, Inc.
# 5.875%, 12/16/36		2,675	3,017,183
3.300%, 04/15/40		3,600	3,000,606
HP, Inc.
3.400%, 06/17/30		8,200	7,267,097
HSBC Holdings PLC
4.950%, 03/31/30		3,556	3,508,358
ING Groep NV
3.950%, 03/29/27		6,550	6,290,682
4.550%, 10/02/28		206	201,792
Intel Corp.
# 4.000%, 12/15/32		1,000	952,227
4.600%, 03/25/40		1,700	1,599,132
2.800%, 08/12/41		3,000	2,177,202
5.625%, 02/10/43		750	769,705
Inter-American Development Bank
3.100%, 02/22/28	AUD	2,000	1,281,008
Inter-American Investment Corp.
2.300%, 02/17/27	AUD	1,500	925,747
Intercontinental Exchange, Inc.
2.650%, 09/15/40		7,000	5,130,090
International Business Machines Corp.
3.300%, 01/27/27		1,726	1,663,038
3.500%, 05/15/29		29	27,211
1.950%, 05/15/30		2,800	2,361,331
4.150%, 05/15/39		2,300	2,040,973
2.850%, 05/15/40		2,000	1,482,915
International Finance Corp.
4.450%, 05/14/27	AUD	5,000	3,401,619
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		8,500	6,066,933
Interstate Power & Light Co.
2.300%, 06/01/30		2,228	1,883,649
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		4,000	3,638,296
Ω 4.000%, 09/23/29		1,500	1,331,768
Jabil, Inc.
3.600%, 01/15/30		3,995	3,675,739

		Face Amount^ (000)	Value†
3.000%, 01/15/31		5,767	$4,918,224
Jackson Financial, Inc.
# 5.670%, 06/08/32		2,000	1,980,666
Jefferies Financial Group, Inc.
2.625%, 10/15/31		1,500	1,208,694
Johnson & Johnson
1.300%, 09/01/30		2,825	2,370,963
# 4.950%, 05/15/33		3,800	4,139,576
# 4.375%, 12/05/33		4,334	4,487,782
2.100%, 09/01/40		9,000	6,543,334
Juniper Networks, Inc.
3.750%, 08/15/29		7,000	6,585,091
Kellogg Co.
7.450%, 04/01/31		700	810,161
Kemper Corp.
# 2.400%, 09/30/30		5,500	4,433,192
3.800%, 02/23/32		3,100	2,680,016
Kimco Realty OP LLC
# 4.600%, 02/01/33		2,500	2,362,984
Kinder Morgan Energy Partners LP
6.500%, 09/01/39		1,565	1,659,823
Kinder Morgan, Inc.
5.300%, 12/01/34		5,000	4,913,812
Kommunalbanken AS
3.000%, 12/09/26	AUD	1,000	643,132
4.350%, 01/18/28	AUD	1,300	874,778
Kroger Co.
# 7.500%, 04/01/31		6,725	7,824,624
Lam Research Corp.
4.000%, 03/15/29		1,600	1,577,341
Landwirtschaftliche Rentenbank
2.600%, 03/23/27	AUD	4,000	2,541,804
4.000%, 01/19/28	AUD	2,360	1,574,619
Lazard Group LLC
4.500%, 09/19/28		7,000	6,740,552
Lear Corp.
3.500%, 05/30/30		3,595	3,202,140
Leggett & Platt, Inc.
4.400%, 03/15/29		6,200	6,037,298
Lincoln National Corp.
3.050%, 01/15/30		4,692	3,831,655
# 3.400%, 01/15/31		60	48,318
3.400%, 03/01/32		1,200	945,313
Lloyds Banking Group PLC
4.375%, 03/22/28		4,000	3,865,811
Lockheed Martin Corp.
4.500%, 05/15/36		2,450	2,442,517
Loews Corp.
6.000%, 02/01/35		1,900	2,051,366
LSEGA Financing PLC
Ω 2.500%, 04/06/31		5,000	4,298,260
Ω 3.200%, 04/06/41		2,700	2,078,840

62

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
LYB International Finance III LLC
3.375%, 10/01/40		9,500	$7,025,149
Manitoba, Province of Canada
3.750%, 06/09/26	AUD	3,000	1,972,167
3.600%, 08/17/27	AUD	2,000	1,301,988
Markel Corp.
3.350%, 09/17/29		7,000	6,427,850
Marriott International, Inc.
2.750%, 10/15/33		3,000	2,434,513
Mars, Inc.
#Ω 3.600%, 04/01/34		9,159	8,395,249
Marsh & McLennan Cos., Inc.
4.375%, 03/15/29		1,762	1,751,092
2.250%, 11/15/30		7,900	6,744,966
2.375%, 12/15/31		65	54,352
5.875%, 08/01/33		2,500	2,718,290
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		4,788	6,098,733
Merck Sharp & Dohme Corp.
6.400%, 03/01/28		1,091	1,195,350
MetLife, Inc.
# 6.500%, 12/15/32		300	338,378
5.700%, 06/15/35		7,200	7,669,815
Micron Technology, Inc.
4.663%, 02/15/30		4,334	4,153,158
3.366%, 11/01/41		3,200	2,263,694
Microsoft Corp.
3.500%, 02/12/35		16,000	15,284,456
4.200%, 11/03/35		3,750	3,821,536
Mississippi Power Co.
4.250%, 03/15/42		1,200	1,034,483
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		8,750	7,190,840
3.751%, 07/18/39		3,200	2,770,360
Mizuho Financial Group, Inc.
2.839%, 09/13/26		2,000	1,860,335
Molson Coors Beverage Co.
5.000%, 05/01/42		2,000	1,897,377
Morgan Stanley
7.250%, 04/01/32		4,234	4,993,915
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		2,500	2,491,515
Mosaic Co.
4.050%, 11/15/27		4,000	3,882,964

		Face Amount^ (000)	Value†
Motorola Solutions, Inc.
4.600%, 05/23/29		5,894	$5,798,318
5.600%, 06/01/32		1,111	1,128,326
MPLX LP
4.125%, 03/01/27		1,600	1,562,067
4.500%, 04/15/38		5,610	5,036,399
National Australia Bank Ltd.
4.950%, 11/25/27	AUD	11,550	7,845,325
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,672,860
Nederlandse Waterschapsbank NV
3.150%, 09/02/26	AUD	3,320	2,151,706
3.500%, 07/20/27	AUD	2,300	1,500,039
NetApp, Inc.
2.700%, 06/22/30		3,600	3,110,144
Newmont Corp.
5.875%, 04/01/35		5,000	5,272,429
Nomura Holdings, Inc.
3.103%, 01/16/30		7,625	6,529,831
2.679%, 07/16/30		2,000	1,643,317
Nordea Bank Abp
0.500%, 05/14/27	EUR	2,000	1,953,083
Northern Trust Corp.
1.950%, 05/01/30		9,100	7,697,317
NOV, Inc.
3.950%, 12/01/42		1,359	1,012,215
Nucor Corp.
3.950%, 05/01/28		6,000	5,846,273
2.700%, 06/01/30		3,100	2,735,129
3.125%, 04/01/32		580	515,373
NVIDIA Corp.
3.500%, 04/01/40		1,600	1,377,852
OP Corporate Bank PLC
4.125%, 04/18/27	EUR	7,000	7,816,600
Oracle Corp.
# 3.250%, 11/15/27		1,799	1,696,007
3.250%, 05/15/30		2,966	2,663,664
3.600%, 04/01/40		4,000	3,106,109
ORIX Corp.
# 2.250%, 03/09/31		1,500	1,244,717
4.000%, 04/13/32		2,500	2,324,274
Owens Corning
3.875%, 06/01/30		4,900	4,601,414
Paramount Global
# 4.200%, 05/19/32		1,690	1,454,365
PayPal Holdings, Inc.
# 4.400%, 06/01/32		5,000	4,907,141
PerkinElmer, Inc.
3.300%, 09/15/29		1,500	1,359,240
Philip Morris International, Inc.
2.100%, 05/01/30		3,800	3,193,173
Phillips 66
2.150%, 12/15/30		2,200	1,835,647

63

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
PNC Financial Services Group, Inc.
3.450%, 04/23/29		150	$138,683
PPG Industries, Inc.
2.800%, 08/15/29		5,500	4,961,637
2.550%, 06/15/30		4,000	3,472,879
Primerica, Inc.
2.800%, 11/19/31		5,950	5,020,522
Progress Energy, Inc.
6.000%, 12/01/39		5,010	5,191,567
Progressive Corp.
3.000%, 03/15/32		200	179,949
6.250%, 12/01/32		900	1,013,906
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	300	283,629
Prologis LP
4.625%, 01/15/33		8,000	7,970,410
Prudential Financial, Inc.
3.878%, 03/27/28		2,856	2,787,236
5.750%, 07/15/33		3,625	3,892,852
3.000%, 03/10/40		600	457,511
Prudential Funding Asia PLC
3.125%, 04/14/30		3,600	3,239,468
3.625%, 03/24/32		2,750	2,509,389
PulteGroup, Inc.
6.375%, 05/15/33		1,100	1,172,977
QUALCOMM, Inc.
2.150%, 05/20/30		7,717	6,749,964
4.650%, 05/20/35		400	403,406
Ralph Lauren Corp.
# 2.950%, 06/15/30		600	541,209
Rayonier LP
2.750%, 05/17/31		3,500	2,910,747
Raytheon Technologies Corp.
4.450%, 11/16/38		200	190,453
4.875%, 10/15/40		4,000	3,913,641
Realty Income Corp.
5.625%, 10/13/32		2,600	2,692,711
2.850%, 12/15/32		2,067	1,724,723
1.800%, 03/15/33		4,600	3,429,585
Reinsurance Group of America, Inc.
3.950%, 09/15/26		2,357	2,283,351
3.150%, 06/15/30		1,200	1,054,422
Rio Tinto Finance USA Ltd.
7.125%, 07/15/28		2,120	2,395,938
Royal Bank of Canada
3.875%, 05/04/32		2,000	1,872,553
5.000%, 02/01/33		6,000	6,040,786
Royalty Pharma PLC
3.300%, 09/02/40		4,450	3,246,598

		Face Amount^ (000)	Value†
Schlumberger Holdings Corp.
Ω 4.300%, 05/01/29		1,000	$976,268
Schlumberger Investment SA
2.650%, 06/26/30		550	493,845
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26		80	84,744
Simon Property Group LP
2.650%, 07/15/30		3,800	3,264,412
2.250%, 01/15/32		3,967	3,157,730
Societe Generale SA
Ω 3.000%, 01/22/30		5,400	4,546,909
Southwest Gas Corp.
2.200%, 06/15/30		5,700	4,721,338
Stanley Black & Decker, Inc.
# 3.000%, 05/15/32		7,000	5,942,012
Steel Dynamics, Inc.
3.250%, 01/15/31		6,080	5,417,363
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31		9,099	7,411,093
STORE Capital Corp.
2.750%, 11/18/30		4,000	2,980,997
Sumitomo Mitsui Financial Group, Inc.
1.546%, 06/15/26	EUR	200	204,976
3.544%, 01/17/28		3,100	2,907,811
3.040%, 07/16/29		3,000	2,684,073
# 2.222%, 09/17/31		6,227	5,052,446
Suncor Energy, Inc.
5.950%, 12/01/34		6,600	6,852,623
6.500%, 06/15/38		1,000	1,077,243
Svenska Handelsbanken AB
3.750%, 11/01/27	EUR	16,000	17,643,983
Swedbank AB
1.300%, 02/17/27	EUR	1,000	987,926
Tapestry, Inc.
3.050%, 03/15/32		1,762	1,459,159
Telefonica Europe BV
8.250%, 09/15/30		6,875	8,095,188
T-Mobile USA, Inc.
4.375%, 04/15/40		450	404,181
3.000%, 02/15/41		8,500	6,318,915
Toronto-Dominion Bank
2.000%, 09/10/31		2,778	2,250,973
3.200%, 03/10/32		5,000	4,435,625
4.456%, 06/08/32		4,909	4,735,705
TotalEnergies Capital International SA
2.829%, 01/10/30		4,000	3,657,118

64

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
TotalEnergies Capital SA
3.883%, 10/11/28		4,528	$4,466,257
Toyota Motor Credit Corp.
3.050%, 01/11/28		7,000	6,653,822
TransCanada PipeLines Ltd.
4.625%, 03/01/34		7,145	6,797,224
Union Pacific Corp.
3.375%, 02/14/42		250	207,229
United Parcel Service, Inc.
6.200%, 01/15/38		1,600	1,838,593
# 5.200%, 04/01/40		5,260	5,491,128
4.875%, 11/15/40		907	910,426
UnitedHealth Group, Inc.
3.875%, 12/15/28		2,600	2,550,759
4.625%, 07/15/35		5,250	5,298,936
2.750%, 05/15/40		1,200	921,303
Unum Group
4.000%, 06/15/29		2,875	2,762,446
Valero Energy Corp.
7.500%, 04/15/32		4,400	5,066,346
6.625%, 06/15/37		2,300	2,523,778
Ventas Realty LP
3.000%, 01/15/30		3,400	2,949,922
Verizon Communications, Inc.
4.500%, 08/10/33		100	96,611
4.812%, 03/15/39		5,000	4,793,951
VF Corp.
# 2.950%, 04/23/30		6,945	5,886,141
Viatris, Inc.
3.850%, 06/22/40		5,350	3,694,622
Virginia Electric & Power Co.
8.875%, 11/15/38		670	935,108
Vodafone Group PLC
7.875%, 02/15/30		7,225	8,448,458
Volvo Treasury AB
2.000%, 08/19/27	EUR	1,000	1,035,723
Vornado Realty LP
3.400%, 06/01/31		3,270	2,324,105
Walt Disney Co.
2.650%, 01/13/31		4,535	4,019,872
6.200%, 12/15/34		6,200	7,086,200
3.500%, 05/13/40		400	340,100

	Face Amount^ (000)	Value†
Wells Fargo & Co.
4.150%, 01/24/29	5,764	$5,548,436
Welltower OP LLC
# 3.100%, 01/15/30	1,200	1,055,325
2.750%, 01/15/31	7,300	6,123,581
Westlake Corp.
3.375%, 06/15/30	1,016	903,151
2.875%, 08/15/41	800	543,249
WestRock MWV LLC
8.200%, 01/15/30	3,885	4,565,064
7.950%, 02/15/31	3,112	3,613,952
Williams Cos., Inc.
8.750%, 03/15/32	4,600	5,549,386
6.300%, 04/15/40	1,000	1,055,033
WRKCo, Inc.
4.200%, 06/01/32	1,600	1,485,571

TOTAL BONDS		1,202,560,220

U.S. TREASURY OBLIGATIONS — (3.4%)
U.S. Treasury Bonds
1.750%, 08/15/41	5,000	3,636,914
U.S. Treasury Notes
0.375%, 04/30/25	3,000	2,790,000
0.250%, 05/31/25	11,750	10,871,963
0.250%, 07/31/25	3,750	3,454,541
0.250%, 08/31/25	11,000	10,108,398
2.250%, 11/15/25	5,000	4,806,836
0.375%, 11/30/25	4,500	4,121,016
2.625%, 01/31/26	5,000	4,847,461

TOTAL U.S. TREASURY OBLIGATIONS		44,637,129

TOTAL INVESTMENT SECURITIES (Cost $1,389,685,516)		1,252,484,390

	Shares
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	4,954,256	57,305,877

TOTAL INVESTMENTS — (100.0%) (Cost $1,446,989,525)		$1,309,790,267

65

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	266,035	AUD	398,910	Bank of America Corp.	05/22/23	$1,854
USD	2,043,856	AUD	3,032,372	HSBC Bank	05/22/23	35,642
USD	20,960,821	AUD	30,601,620	Morgan Stanley and Co. International	05/22/23	694,643
USD	251,859	AUD	375,536	State Street Bank and Trust	05/22/23	3,157
USD	2,192,154	AUD	3,238,065	UBS AG	05/22/23	47,718
USD	6,664,354	AUD	9,945,846	Bank of America Corp.	06/22/23	68,849
USD	1,374,098	AUD	2,045,449	Bank of New York Mellon	06/22/23	17,675
USD	2,907,011	AUD	4,347,224	State Street Bank and Trust	06/22/23	24,186
USD	3,176,927	AUD	4,683,744	UBS AG	06/22/23	70,941
USD	8,309,570	AUD	12,325,049	Citibank, N.A.	07/13/23	129,171

Total Appreciation						$1,093,836

USD	27,955,864	EUR	25,513,530	UBS AG	05/24/23	$(191,915)
USD	25,643,941	EUR	23,504,841	State Street Bank and Trust	05/31/23	(297,915)

Total (Depreciation)						$(489,830)

Total Appreciation (Depreciation)						$604,006

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,287,041	—	$5,287,041
Bonds	—	1,202,560,220	—	1,202,560,220
U.S. Treasury Obligations	—	44,637,129	—	44,637,129
Securities Lending Collateral	—	57,305,877	—	57,305,877
Forward Currency Contracts**	—	604,006	—	604,006

TOTAL	—	$1,310,394,273	—	$1,310,394,273

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

66

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (93.1%)
AUSTRALIA — (2.3%)
ANZ New Zealand International Ltd.
Ω 3.400%, 03/19/24		4,000	$3,938,257
APA Infrastructure Ltd.
4.250%, 11/26/24	GBP	2,000	2,458,472
4.200%, 03/23/25		2,000	1,963,140
Ω 4.200%, 03/23/25		1,200	1,177,884
BHP Billiton Finance Ltd.
3.250%, 09/25/24	GBP	1,250	1,534,964
FMG Resources August 2006 Pty Ltd.
Ω 5.125%, 05/15/24		1,500	1,490,709
Glencore Finance Europe Ltd.
0.625%, 09/11/24	EUR	397	418,435
1.750%, 03/17/25	EUR	1,000	1,059,949
Glencore Funding LLC
Ω 4.625%, 04/29/24		3,400	3,366,592
Ω 1.625%, 09/01/25		1,175	1,085,019
Ω 1.625%, 04/27/26		700	634,999
Macquarie Group Ltd.
0.625%, 02/03/27	EUR	500	483,772
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	2,235	2,278,051

TOTAL AUSTRALIA			21,890,243

BELGIUM — (1.0%)
Belfius Bank SA
0.375%, 09/02/25	EUR	1,800	1,828,397
0.375%, 02/13/26	EUR	5,000	5,002,000
Groupe Bruxelles Lambert NV
1.875%, 06/19/25	EUR	2,000	2,125,896

TOTAL BELGIUM			8,956,293

CANADA — (4.9%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	5,000	5,187,692
Bank of Montreal
1.250%, 09/15/26		5,000	4,454,316
Bank of Nova Scotia
1.050%, 03/02/26		5,900	5,293,748
Brookfield Corp.
4.000%, 01/15/25		2,100	2,053,493
Canadian Imperial Bank of Commerce
1.250%, 06/22/26		7,631	6,854,781

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Natural Resources Ltd.
3.900%, 02/01/25		1,200	$1,174,796
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	3,000	2,119,895
Enbridge, Inc.
2.500%, 01/15/25		2,200	2,114,010
Magna International, Inc.
1.900%, 11/24/23	EUR	500	545,479
Royal Bank of Canada
0.875%, 01/20/26		8,000	7,234,807
Spectra Energy Partners LP
4.750%, 03/15/24		500	496,773
Toronto-Dominion Bank
2.350%, 03/08/24		2,000	1,947,844
0.375%, 04/25/24	EUR	550	586,137
1.200%, 06/03/26		7,500	6,692,686

TOTAL CANADA			46,756,457

DENMARK — (1.9%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	5,500	5,743,200
Danske Bank AS
Ω 5.375%, 01/12/24		2,000	1,981,134
0.625%, 05/26/25	EUR	2,500	2,581,053
ISS Finance BV
1.250%, 07/07/25	EUR	2,800	2,915,505
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	5,000	4,965,935

TOTAL DENMARK			18,186,827

FINLAND — (0.4%)
OP Corporate Bank PLC
0.125%, 07/01/24	EUR	3,500	3,698,413

FRANCE — (4.3%)
Banque Federative du Credit Mutuel SA
Ω 0.650%, 02/27/24		800	768,889
0.010%, 03/07/25	EUR	1,000	1,027,004
1.000%, 05/23/25	EUR	2,000	2,084,135
1.625%, 01/19/26	EUR	1,500	1,557,689
0.750%, 06/08/26	EUR	3,000	3,007,243
Banque Stellantis France SACA
0.000%, 01/22/25	EUR	2,400	2,476,542
BNP Paribas SA
Ω 3.375%, 01/09/25		2,000	1,932,203

67

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
1.250%, 03/19/25	EUR	3,400	$3,577,758
BPCE SA
1.000%, 07/15/24	EUR	700	746,671
Ω 2.375%, 01/14/25		2,300	2,173,889
0.625%, 04/28/25	EUR	2,600	2,691,927
Ω 1.000%, 01/20/26		3,000	2,702,349
1.375%, 03/23/26	EUR	1,000	1,025,499
Credit Agricole SA
0.500%, 06/24/24	EUR	800	849,641
1.000%, 09/16/24	EUR	1,000	1,059,570
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		3,000	2,872,772
2.125%, 05/06/25	EUR	700	739,104
0.250%, 02/23/26	EUR	1,043	1,031,894
Societe Generale SA
Ω 2.625%, 10/16/24		800	760,705
Ω 1.375%, 07/08/25		3,600	3,297,308
0.125%, 02/24/26	EUR	2,200	2,184,270
Ω 4.000%, 01/12/27		2,000	1,894,453

TOTAL FRANCE			40,461,515

GERMANY — (5.1%)
Bayer U.S. Finance II LLC
Ω 4.250%, 12/15/25		2,800	2,745,364
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	975,902
Commerzbank AG
1.750%, 01/22/25	GBP	600	694,950
1.125%, 06/22/26	EUR	3,000	2,979,025
Daimler Truck Finance North America LLC
Ω 3.500%, 04/07/25		4,490	4,374,141
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	4,700	4,953,182
Deutsche Bank AG
3.700%, 05/30/24		1,800	1,745,182
2.625%, 12/16/24	GBP	1,000	1,171,958
4.100%, 01/13/26		1,000	935,078
1.625%, 01/20/27	EUR	2,500	2,424,809
Fresenius Medical Care AG & Co. KGaA
3.875%, 09/20/27	EUR	1,500	1,638,190
Fresenius Medical Care U.S. Finance III, Inc.
Ω 1.875%, 12/01/26		3,280	2,876,440
Fresenius SE & Co. KGaA
1.875%, 05/24/25	EUR	2,707	2,881,533
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		5,060	4,648,585

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Mercedes-Benz International Finance BV
0.250%, 11/06/23	EUR	750	$813,203
Siemens Financieringsmaatschappij NV
# 1.200%, 03/11/26		4,870	4,468,941
Volkswagen Bank GmbH
1.250%, 06/10/24	EUR	2,000	2,139,227
Volkswagen Financial Services NV
4.250%, 10/09/25	GBP	4,000	4,878,544
Volkswagen Leasing GmbH
0.375%, 07/20/26	EUR	500	491,536
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		500	488,366

TOTAL GERMANY			48,324,156

IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.500%, 07/15/25		5,450	5,503,167
1.750%, 01/30/26		500	448,581

TOTAL IRELAND			5,951,748

ITALY — (2.9%)
Enel Finance International NV
0.375%, 06/17/27	EUR	2,000	1,933,862
Eni SpA
0.625%, 09/19/24	EUR	1,000	1,060,892
Holding d’Infrastructures de Transport SASU
2.500%, 05/04/27	EUR	5,400	5,602,362
Intesa Sanpaolo SpA
1.000%, 07/04/24	EUR	2,000	2,131,120
Ω 3.250%, 09/23/24		800	771,118
0.625%, 02/24/26	EUR	3,800	3,802,441
Republic of Italy Government International Bond
6.875%, 09/27/23		750	753,255
2.375%, 10/17/24		1,661	1,590,285
1.250%, 02/17/26		3,500	3,143,385
Snam SpA
0.000%, 08/15/25	EUR	5,000	5,081,766
UniCredit SpA
0.325%, 01/19/26	EUR	1,750	1,751,672

TOTAL ITALY			27,622,158

68

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (6.7%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		7,926	$7,164,658
Aircastle Ltd.
4.125%, 05/01/24		2,000	1,957,800
Ω 5.250%, 08/11/25		50	49,021
4.250%, 06/15/26		3,500	3,326,643
American Honda Finance Corp.
0.750%, 01/17/24	EUR	1,900	2,054,293
1.950%, 10/18/24	EUR	3,267	3,520,653
East Japan Railway Co.
2.614%, 09/08/25	EUR	2,700	2,919,734
JT International Financial Services BV
1.125%, 09/28/25	EUR	1,000	1,031,081
Mitsubishi UFJ Financial Group, Inc.
0.339%, 07/19/24	EUR	1,470	1,551,704
3.850%, 03/01/26		4,000	3,874,112
2.757%, 09/13/26		1,000	928,319
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	1,450	1,520,057
3.477%, 04/12/26		3,300	3,170,803
Nissan Motor Acceptance Co. LLC
Ω 1.125%, 09/16/24		500	464,881
Ω 2.000%, 03/09/26		1,500	1,321,883
Nissan Motor Co. Ltd.
#Ω 3.522%, 09/17/25		3,000	2,806,687
Nomura Holdings, Inc.
2.648%, 01/16/25		5,500	5,217,406
1.653%, 07/14/26		700	620,319
NTT Finance Corp.
0.010%, 03/03/25	EUR	580	599,790
0.082%, 12/13/25	EUR	1,000	1,011,582
Sumitomo Mitsui Financial Group, Inc.
0.948%, 01/12/26		5,200	4,664,651
1.546%, 06/15/26	EUR	1,522	1,559,864
2.632%, 07/14/26		615	574,682
Takeda Pharmaceutical Co. Ltd.
2.250%, 11/21/26	EUR	5,900	6,228,162
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	700	754,950
0.064%, 01/13/25	EUR	4,300	4,463,159

TOTAL JAPAN			63,356,894

LUXEMBOURG — (0.7%)
ArcelorMittal SA
# 6.125%, 06/01/25		500	510,878
4.875%, 09/26/26	EUR	5,500	6,195,746

TOTAL LUXEMBOURG			6,706,624

		Face Amount^ (000)	Value†
NETHERLANDS — (2.0%)
ABN AMRO Bank NV
0.875%, 01/15/24	EUR	1,900	$2,053,368
2.375%, 06/01/27	EUR	1,000	1,033,038
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,450	1,403,757
Enexis Holding NV
0.875%, 04/28/26	EUR	1,000	1,025,697
ING Groep NV
1.125%, 02/14/25	EUR	1,300	1,369,147
Ω 4.625%, 01/06/26		6,100	6,019,219
JAB Holdings BV
1.750%, 06/25/26	EUR	1,500	1,552,070
Koninklijke Philips NV
0.500%, 05/22/26	EUR	4,550	4,554,206

TOTAL NETHERLANDS			19,010,502

NORWAY — (0.4%)
Aker BP ASA
Ω 2.875%, 01/15/26		3,944	3,749,839

PORTUGAL — (0.5%)
EDP - Energias de Portugal SA
2.875%, 06/01/26	EUR	4,100	4,415,907

SPAIN — (2.1%)
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	3,000	3,149,692
Banco Santander SA
# 1.849%, 03/25/26		2,000	1,810,908
CaixaBank SA
2.375%, 02/01/24	EUR	2,000	2,180,485
1.000%, 06/25/24	EUR	300	318,884
0.375%, 02/03/25	EUR	4,000	4,147,104
1.375%, 06/19/26	EUR	1,800	1,819,233
Naturgy Finance BV
0.875%, 05/15/25	EUR	1,500	1,563,637
Santander Holdings USA, Inc.
3.244%, 10/05/26		3,000	2,764,090
Santander UK Group Holdings PLC
3.625%, 01/14/26	GBP	1,000	1,187,199
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	1,000	1,257,899

TOTAL SPAIN			20,199,131

SWEDEN — (1.9%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	3,500	3,601,858

69

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
Skandinaviska Enskilda Banken AB
1.750%, 11/11/26	EUR	1,000	$1,028,750
Swedbank AB
Ω 0.600%, 09/25/23		1,600	1,567,619
0.250%, 10/09/24	EUR	2,500	2,614,144
0.750%, 05/05/25	EUR	2,000	2,071,679
3.750%, 11/14/25	EUR	1,000	1,099,943
Volvo Treasury AB
2.125%, 09/01/24	EUR	1,000	1,079,382
2.625%, 02/20/26	EUR	4,400	4,746,061

TOTAL SWEDEN			17,809,436

SWITZERLAND — (0.8%)
ABB Finance BV
0.625%, 03/31/24	EUR	1,000	1,072,976
UBS AG
Ω 0.450%, 02/09/24		2,000	1,923,537
0.010%, 03/31/26	EUR	2,000	1,962,760
UBS Group AG
4.125%, 09/24/25		2,000	1,926,815
4.125%, 04/15/26		1,000	956,953

TOTAL SWITZERLAND			7,843,041

UNITED KINGDOM — (6.2%)
Barclays PLC
3.650%, 03/16/25		1,650	1,579,098
4.375%, 01/12/26		2,160	2,104,714
3.000%, 05/08/26	GBP	2,000	2,321,891
BAT Capital Corp.
3.222%, 08/15/24		200	194,559
3.215%, 09/06/26		1,500	1,422,467
BAT International Finance PLC
2.750%, 03/25/25	EUR	900	974,219
1.668%, 03/25/26		3,000	2,731,502
BP Capital Markets PLC
1.876%, 04/07/24	EUR	1,584	1,719,055
0.900%, 07/03/24	EUR	500	534,266
British Telecommunications PLC
0.500%, 09/12/25	EUR	1,000	1,027,868
CK Hutchison Group Telecom Finance SA
0.750%, 04/17/26	EUR	2,000	2,005,018
CNH Industrial Capital LLC
1.950%, 07/02/23		800	795,542
4.200%, 01/15/24		1,567	1,549,272
3.950%, 05/23/25		1,700	1,659,853
Diageo Finance PLC
1.000%, 04/22/25	EUR	2,500	2,635,845
HSBC Holdings PLC
4.300%, 03/08/26		3,000	2,945,500

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
Lseg Netherlands BV
0.000%, 04/06/25	EUR	325	$334,754
LSEGA Financing PLC
Ω 1.375%, 04/06/26		5,000	4,482,474
Motability Operations Group PLC
0.875%, 03/14/25	EUR	3,552	3,726,707
National Grid North America, Inc.
0.410%, 01/20/26	EUR	2,750	2,778,845
National Grid PLC
2.179%, 06/30/26	EUR	3,300	3,490,246
Nationwide Building Society
1.250%, 03/03/25	EUR	2,000	2,106,988
Ω 3.900%, 07/21/25		1,800	1,752,753
#Ω 1.000%, 08/28/25		2,600	2,368,522
Ω 1.500%, 10/13/26		1,500	1,327,960
NatWest Group PLC
4.800%, 04/05/26		2,367	2,357,021
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,475,393
Standard Chartered PLC
Ω 3.200%, 04/17/25		2,000	1,902,820
#Ω 4.050%, 04/12/26		2,400	2,330,265
Vodafone Group PLC
1.875%, 09/11/25	EUR	1,500	1,593,107

TOTAL UNITED KINGDOM			58,228,524

UNITED STATES — (48.4%)
AES Corp.
Ω 3.300%, 07/15/25		1,500	1,424,477
Aetna, Inc.
3.500%, 11/15/24		412	401,939
Altria Group, Inc.
2.200%, 06/15/27	EUR	2,000	2,039,067
Amcor Finance USA, Inc.
3.625%, 04/28/26		2,835	2,728,670
American Electric Power Co., Inc.
1.000%, 11/01/25		678	617,854
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	4,400	4,595,239
American Tower Corp.
3.375%, 05/15/24		900	880,163
4.400%, 02/15/26		1,300	1,282,859
1.600%, 04/15/26		4,500	4,093,692
1.950%, 05/22/26	EUR	500	520,173
Ameriprise Financial, Inc.
# 2.875%, 09/15/26		2,181	2,068,970
Amgen, Inc.
2.000%, 02/25/26	EUR	3,500	3,705,810

70

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	1,000	$1,040,441
Ares Capital Corp.
4.200%, 06/10/24		3,000	2,923,934
3.250%, 07/15/25		2,500	2,316,555
3.875%, 01/15/26		1,000	932,101
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,361,165
AT&T, Inc.
4.000%, 11/25/25	CAD	2,000	1,453,726
Ball Corp.
4.875%, 03/15/26		1,000	990,260
Bank of America Corp.
2.375%, 06/19/24	EUR	1,500	1,627,628
3.500%, 04/19/26		870	845,463
Becton Dickinson & Co.
0.034%, 08/13/25	EUR	4,250	4,331,987
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	3,908,127
5.950%, 06/01/26		1,926	1,964,510
Boeing Co.
2.600%, 10/30/25		1,827	1,724,500
Boeing Co.
3.100%, 05/01/26		4,100	3,886,667
2.250%, 06/15/26		153	140,954
Brixmor Operating Partnership LP
3.850%, 02/01/25		800	772,141
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	1,818,198
Campbell Soup Co.
3.950%, 03/15/25		1,000	982,839
3.300%, 03/19/25		1,223	1,188,885
Capital One Financial Corp.
3.200%, 02/05/25		1,000	953,929
Cargill, Inc.
Ω 0.750%, 02/02/26		6,390	5,823,230
Carrier Global Corp.
2.242%, 02/15/25		79	75,331
Celanese U.S. Holdings LLC
1.400%, 08/05/26		6,800	5,962,066
CenterPoint Energy, Inc.
1.450%, 06/01/26		500	453,964
Charles Schwab Corp.
0.900%, 03/11/26		3,135	2,775,891
1.150%, 05/13/26		2,150	1,903,485
Cigna Group
1.250%, 03/15/26		5,000	4,561,896
Citigroup, Inc.
2.375%, 05/22/24	EUR	520	564,836
CNO Financial Group, Inc.
5.250%, 05/30/25		5,500	5,448,871

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Conagra Brands, Inc.
4.300%, 05/01/24		704	$696,952
Constellation Energy Generation LLC
3.250%, 06/01/25		3,500	3,365,436
Corporate Office Properties LP
2.250%, 03/15/26		1,200	1,071,496
Cox Communications, Inc.
Ω 3.850%, 02/01/25		380	371,045
Crown Castle, Inc.
1.050%, 07/15/26		6,000	5,330,707
DCP Midstream Operating LP
5.375%, 07/15/25		2,000	2,000,384
Digital Stout Holding LLC
4.250%, 01/17/25	GBP	2,000	2,448,560
Discover Bank
3.450%, 07/27/26		2,000	1,854,804
Discover Financial Services
3.750%, 03/04/25		1,200	1,149,548
# 4.500%, 01/30/26		2,500	2,418,926
4.100%, 02/09/27		1,000	951,985
Discovery Communications LLC
# 4.900%, 03/11/26		4,186	4,181,404
Dominion Energy, Inc.
3.300%, 03/15/25		600	579,621
Dover Corp.
0.750%, 11/04/27	EUR	2,310	2,244,525
Dow Chemical Co.
0.500%, 03/15/27	EUR	525	512,578
DPL, Inc.
4.125%, 07/01/25		2,000	1,922,500
DTE Energy Co.
# 1.050%, 06/01/25		2,300	2,125,195
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,293,220
DXC Technology Co.
1.750%, 01/15/26	EUR	2,000	2,058,989
1.800%, 09/15/26		3,000	2,636,004
Eastman Chemical Co.
3.800%, 03/15/25		1,000	976,579
Ecolab, Inc.
1.000%, 01/15/24	EUR	117	126,640
Edison International
4.950%, 04/15/25		5,500	5,483,366
Elevance Health, Inc.
1.500%, 03/15/26		3,421	3,147,818
Energy Transfer LP
4.050%, 03/15/25		1,500	1,470,694
4.750%, 01/15/26		4,166	4,129,895

71

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
EPR Properties
4.750%, 12/15/26		2,000	$1,820,851
Equinix, Inc.
1.450%, 05/15/26		6,500	5,871,996
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,394	4,312,097
Expedia Group, Inc.
5.000%, 02/15/26		1,166	1,165,722
Experian Finance PLC
Ω 1.375%, 06/25/26	EUR	2,000	2,060,717
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 05/01/25		4,900	4,856,528
Fidelity National Information Services, Inc.
0.625%, 12/03/25	EUR	1,000	1,014,520
1.150%, 03/01/26		2,500	2,251,300
1.500%, 05/21/27	EUR	1,500	1,506,884
Fiserv, Inc.
3.200%, 07/01/26		6,500	6,197,711
Flex Ltd.
4.750%, 06/15/25		650	641,033
3.750%, 02/01/26		5,000	4,805,427
Ford Motor Credit Co. LLC
4.134%, 08/04/25		2,000	1,892,574
4.389%, 01/08/26		1,000	950,088
6.950%, 03/06/26		1,000	1,009,177
Freeport-McMoRan, Inc.
4.550%, 11/14/24		2,000	1,975,066
General Mills, Inc.
0.450%, 01/15/26	EUR	2,000	2,029,820
General Motors Co.
6.125%, 10/01/25		1,300	1,323,161
General Motors Financial Co. Inc.
0.850%, 02/26/26	EUR	750	755,911
General Motors Financial Co., Inc.
2.750%, 06/20/25		3,500	3,319,926
# 1.250%, 01/08/26		300	270,180
5.250%, 03/01/26		1,473	1,471,983
Gilead Sciences, Inc.
3.650%, 03/01/26		3,986	3,898,068
Global Payments, Inc.
1.200%, 03/01/26		1,600	1,434,550
4.800%, 04/01/26		4,250	4,202,284
GLP Capital LP/GLP Financing II, Inc.
3.350%, 09/01/24		3,125	3,023,125
Goldman Sachs Group, Inc.
3.375%, 03/27/25	EUR	1,500	1,642,365
4.250%, 01/29/26	GBP	700	857,930
3.750%, 02/25/26		1,500	1,461,622

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Graphic Packaging International LLC
4.125%, 08/15/24		824	$811,455
Hanesbrands, Inc.
#Ω 4.875%, 05/15/26		2,500	2,356,030
Harley-Davidson Financial Services, Inc.
0.900%, 11/19/24	EUR	1,000	1,051,414
HCA, Inc.
5.375%, 02/01/25		3,250	3,251,606
Healthcare Realty Holdings LP
3.500%, 08/01/26		5,000	4,657,634
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		2,302	2,290,303
1.750%, 04/01/26		2,000	1,848,270
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	5,250	5,543,483
Howmet Aerospace, Inc.
6.875%, 05/01/25		112	115,350
HP, Inc.
2.200%, 06/17/25		2,000	1,891,990
1.450%, 06/17/26		2,242	2,026,537
Humana, Inc.
3.850%, 10/01/24		3,000	2,952,729
Huntington Bancshares, Inc.
2.625%, 08/06/24		700	665,308
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	1,792,498
Intercontinental Exchange, Inc.
3.750%, 12/01/25		4,000	3,923,120
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	1,000	1,018,024
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		500	493,047
Jabil, Inc.
1.700%, 04/15/26		6,825	6,197,256
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	863	906,120
# 4.850%, 01/15/27		4,000	3,929,890
Johnson Controls International PLC
1.375%, 02/25/25	EUR	2,000	2,117,950
JPMorgan Chase & Co.
3.300%, 04/01/26		2,262	2,190,537
Kellogg Co.
1.250%, 03/10/25	EUR	3,000	3,176,878
Kilroy Realty LP
3.450%, 12/15/24		2,000	1,909,665

72

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,502	$2,262,136
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,842,536
Lazard Group LLC
3.750%, 02/13/25		1,000	973,359
Lennar Corp.
4.750%, 05/30/25		1,200	1,192,150
Lincoln National Corp.
3.350%, 03/09/25		1,000	951,984
LYB International Finance II BV
0.875%, 09/17/26	EUR	1,200	1,201,176
LYB International Finance III LLC
1.250%, 10/01/25		316	288,098
ManpowerGroup, Inc.
1.750%, 06/22/26	EUR	130	134,517
Marathon Petroleum Corp.
3.625%, 09/15/24		100	98,007
4.700%, 05/01/25		1,900	1,888,209
5.125%, 12/15/26		250	253,197
Marriott International, Inc.
3.750%, 03/15/25		5,000	4,877,634
McKesson Corp.
1.500%, 11/17/25	EUR	2,000	2,094,805
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	1,200	1,235,658
Micron Technology, Inc.
# 4.975%, 02/06/26		1,500	1,492,634
Morgan Stanley
1.750%, 03/11/24	EUR	2,000	2,165,900
3.875%, 01/27/26		4,720	4,607,322
Netflix, Inc.
5.875%, 02/15/25		3,000	3,042,936
Newell Brands, Inc.
4.875%, 06/01/25		2,000	1,946,135
NextEra Energy Operating Partners LP
Ω 3.875%, 10/15/26		1,000	936,250
NIBC Bank NV
2.000%, 04/09/24	EUR	2,000	2,144,391
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,500	2,436,976
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		500	490,269
OneMain Finance Corp.
6.875%, 03/15/25		3,585	3,507,136

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Oracle Corp.
2.950%, 05/15/25		5,000	$4,817,840
Paramount Global
# 4.750%, 05/15/25		2,162	2,140,497
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 4.450%, 01/29/26		572	558,371
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 1.700%, 06/15/26		5,150	4,624,621
PerkinElmer, Inc.
1.875%, 07/19/26	EUR	6,000	6,193,575
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		4,500	4,349,811
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	1,118	1,177,062
2.750%, 03/19/25	EUR	2,000	2,172,265
2.750%, 02/25/26		95	90,646
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		1,500	1,464,777
PPG Industries, Inc.
1.875%, 06/01/25	EUR	4,000	4,257,611
1.200%, 03/15/26		6,000	5,443,327
Prologis LP
3.000%, 06/02/26	EUR	2,100	2,266,369
Public Storage
0.875%, 02/15/26		2,500	2,256,663
PulteGroup, Inc.
5.500%, 03/01/26		3,186	3,217,199
5.000%, 01/15/27		2,000	2,001,909
Qwest Corp.
7.250%, 09/15/25		2,000	1,774,960
Radian Group, Inc.
4.500%, 10/01/24		3,500	3,377,500
Roper Technologies, Inc.
3.800%, 12/15/26		479	466,200
Ross Stores, Inc.
0.875%, 04/15/26		2,024	1,816,710
Royalty Pharma PLC
1.200%, 09/02/25		3,986	3,634,510
Seagate HDD Cayman
4.750%, 01/01/25		1,500	1,458,285
Sealed Air Corp.
Ω 5.500%, 09/15/25		2,500	2,502,148
Sempra Energy
3.300%, 04/01/25		1,477	1,434,064
Sensata Technologies BV
Ω 5.625%, 11/01/24		2,000	2,001,180
Simon Property Group LP
3.500%, 09/01/25		2,000	1,931,330

73

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Sky Ltd.
2.250%, 11/17/25	EUR	1,500	$1,603,424
SLM Corp.
3.125%, 11/02/26		3,000	2,625,000
Southwest Airlines Co.
5.250%, 05/04/25		3,500	3,508,659
Southwestern Electric Power Co.
1.650%, 03/15/26		4,600	4,214,746
Steel Dynamics, Inc.
2.400%, 06/15/25		100	94,746
Stryker Corp.
3.500%, 03/15/26		1,715	1,671,978
Sysco Corp.
1.250%, 06/23/23	EUR	225	247,110
3.300%, 07/15/26		1,349	1,301,446
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	800	848,922
0.125%, 03/01/25	EUR	560	580,852
1.400%, 01/23/26	EUR	1,000	1,044,361
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	249,375
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	974,910
U.S. Bancorp
0.850%, 06/07/24	EUR	900	946,724
United Parcel Service, Inc.
1.625%, 11/15/25	EUR	1,000	1,055,696
UnitedHealth Group, Inc.
3.100%, 03/15/26		500	485,151
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,000	5,740,786
Ventas Realty LP
3.500%, 04/15/24		1,000	978,187
2.650%, 01/15/25		500	475,111
4.125%, 01/15/26		2,500	2,426,576
Verizon Communications, Inc.
1.450%, 03/20/26		2,103	1,937,279
1.375%, 10/27/26	EUR	1,000	1,026,667
VMware, Inc.
1.400%, 08/15/26		4,607	4,113,801
Vontier Corp.
1.800%, 04/01/26		3,500	3,129,976
Vornado Realty LP
2.150%, 06/01/26		6,100	5,060,258

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	1,000	$1,196,974
3.450%, 06/01/26		5,000	4,806,478
Waste Management, Inc.
0.750%, 11/15/25		2,000	1,816,697
Wells Fargo & Co.
0.500%, 04/26/24	EUR	2,000	2,131,975
1.625%, 06/02/25	EUR	1,600	1,680,206
2.975%, 05/19/26	CAD	2,500	1,748,662
3.000%, 10/23/26		1,000	941,086
Western Digital Corp.
4.750%, 02/15/26		3,000	2,850,977
Western Union Co.
1.350%, 03/15/26		6,000	5,403,057
Williams Cos., Inc.
4.300%, 03/04/24		1,000	991,742
Williams Cos., Inc.
3.900%, 01/15/25		1,596	1,567,423
WRKCo, Inc.
4.650%, 03/15/26		5,500	5,433,899
Xerox Holdings Corp.
#Ω 5.000%, 08/15/25		3,500	3,335,023

TOTAL UNITED STATES			458,519,859

TOTAL BONDS			881,687,567

U.S. TREASURY OBLIGATIONS — (5.5%)
U.S. Treasury Notes
0.125%, 12/15/23		5,000	4,855,469
0.875%, 01/31/24		7,000	6,792,187
0.250%, 05/15/24		42,500	40,555,957

TOTAL U.S. TREASURY OBLIGATIONS			52,203,613

TOTAL INVESTMENT SECURITIES (Cost $962,627,110)			933,891,180

		Shares
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund		1,111,951	12,861,942

TOTAL INVESTMENTS — (100.0%) (Cost $975,487,052)			$946,753,122

74

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	97,037,154	EUR	87,941,290	Societe Generale	05/16/23	$59,420
USD	99,211,776	EUR	89,677,595	Morgan Stanley and Co. International	05/26/23	263,976
USD	1,293,566	CAD	1,730,891	Citibank, N.A.	07/12/23	14,216

Total Appreciation						$337,612

USD	1,131,063	GBP	933,331	Citibank, N.A.	05/19/23	$(42,328)
USD	1,555,598	GBP	1,244,162	State Street Bank and Trust	05/19/23	(8,573)
USD	15,737,495	GBP	13,039,580	Citibank, N.A.	05/22/23	(657,000)
USD	4,216,640	EUR	3,838,300	Citibank, N.A.	05/24/23	(17,961)
USD	93,787,441	EUR	85,579,237	State Street Bank and Trust	05/24/23	(627,775)
USD	1,196,824	GBP	987,670	Citibank, N.A.	05/26/23	(45,064)
USD	4,057,830	CAD	5,500,737	State Street Bank and Trust	05/26/23	(4,141)

Total (Depreciation)						$(1,402,842)

Total Appreciation (Depreciation)						$(1,065,230)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$21,890,243	—	$21,890,243
Belgium	—	8,956,293	—	8,956,293
Canada	—	46,756,457	—	46,756,457
Denmark	—	18,186,827	—	18,186,827
Finland	—	3,698,413	—	3,698,413
France	—	40,461,515	—	40,461,515
Germany	—	48,324,156	—	48,324,156
Ireland	—	5,951,748	—	5,951,748
Italy	—	27,622,158	—	27,622,158
Japan	—	63,356,894	—	63,356,894
Luxembourg	—	6,706,624	—	6,706,624
Netherlands	—	19,010,502	—	19,010,502
Norway	—	3,749,839	—	3,749,839
Portugal	—	4,415,907	—	4,415,907
Spain	—	20,199,131	—	20,199,131
Sweden	—	17,809,436	—	17,809,436
Switzerland	—	7,843,041	—	7,843,041
United Kingdom	—	58,228,524	—	58,228,524
United States	—	458,519,859	—	458,519,859
U.S. Treasury Obligations	—	52,203,613	—	52,203,613

75

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$12,861,942	—	$12,861,942
Forward Currency Contracts**	—	(1,065,230)	—	(1,065,230)

TOTAL	—	$945,687,892	—	$945,687,892

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

76

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (8.6%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		67	$64,622
Federal National Mortgage Association
2.000%, 05/15/38 TBA		55,046	49,679,015
2.500%, 05/15/38 TBA		45,235	42,034,977
2.000%, 05/15/53 TBA		5,845	4,862,424
2.500%, 05/15/53 TBA		57,958	50,182,345
3.000%, 05/15/53 TBA		56,708	50,935,303
Government National Mortgage Association
3.000%, 01/20/52 TBA		14,696	13,410,100
3.500%, 03/20/52 TBA		27,908	26,196,455
Tennessee Valley Authority
5.625%, 06/07/32	GBP	1,941	2,627,690

TOTAL AGENCY OBLIGATIONS			239,992,931

BONDS — (85.0%)
AUSTRALIA — (5.8%)
ANZ New Zealand International Ltd.
0.200%, 09/23/27	EUR	1,678	1,576,707
0.375%, 09/17/29	EUR	1,745	1,566,618
APA Infrastructure Ltd.
3.500%, 03/22/30	GBP	1,400	1,530,018
2.000%, 07/15/30	EUR	1,367	1,281,965
ASB Finance Ltd.
0.500%, 09/24/29	EUR	2,000	1,774,703
Australia Government Bond
1.000%, 12/21/30	AUD	1,700	953,930
BHP Billiton Finance Ltd.
1.500%, 04/29/30	EUR	1,000	952,375
Buckeye Partners LP
4.150%, 07/01/23		22	21,844
3.950%, 12/01/26		87	79,170
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		5,800	5,511,382
Ω 5.875%, 04/15/30		2,000	1,939,587
Ω 4.375%, 04/01/31		2,100	1,824,120
Glencore Funding LLC
#Ω 2.500%, 09/01/30		3,310	2,774,221
Macquarie Bank Ltd.
1.125%, 12/15/25	GBP	379	429,816
Macquarie Group Ltd.
0.950%, 05/21/31	EUR	1,971	1,657,053

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	8,000	$4,631,743
1.500%, 02/20/32	AUD	14,820	8,018,272
2.000%, 03/08/33	AUD	8,000	4,402,291
1.750%, 03/20/34	AUD	9,200	4,783,282
Queensland Treasury Corp.
Ω 1.750%, 08/21/31	AUD	4,000	2,258,043
Ω 1.500%, 08/20/32	AUD	9,700	5,211,991
Ω 1.750%, 07/20/34	AUD	34,000	17,641,562
Rio Tinto Finance PLC
4.000%, 12/11/29	GBP	3,500	4,199,800
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	29,500	16,215,175
Telstra Corp. Ltd.
1.375%, 03/26/29	EUR	3,000	2,921,328
Treasury Corp. of Victoria
1.500%, 09/10/31	AUD	5,000	2,744,503
4.250%, 12/20/32	AUD	2,500	1,687,470
2.250%, 09/15/33	AUD	6,000	3,341,060
2.250%, 11/20/34	AUD	55,600	29,974,171
2.000%, 09/17/35	AUD	12,900	6,596,062
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	15,500	8,277,065
Westpac Banking Corp.
0.875%, 04/17/27	EUR	5,700	5,625,867
1.125%, 09/05/27	EUR	2,000	1,982,002
Westpac Securities NZ Ltd.
0.100%, 07/13/27	EUR	9,600	8,998,701

TOTAL AUSTRALIA			163,383,897

AUSTRIA — (0.0%)
JAB Holdings BV
1.000%, 07/14/31	EUR	800	678,048

CANADA — (4.8%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	700	726,277
Ω 3.550%, 07/26/27		1,620	1,534,449
Bank of Nova Scotia
2.150%, 08/01/31		1,000	817,623
# 2.450%, 02/02/32		15,000	12,470,411
Canadian Imperial Bank of Commerce
# 3.600%, 04/07/32		1,100	1,014,387

77

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Natural Resources Ltd.
6.250%, 03/15/38		7,295	$7,779,194
Canadian Pacific Railway Co.
3.700%, 02/01/26		45	43,880
CDP Financial, Inc.
1.125%, 04/06/27	EUR	4,000	4,055,787
CI Financial Corp.
3.200%, 12/17/30		7,053	5,235,290
CPPIB Capital, Inc.
0.050%, 02/24/31	EUR	24,593	21,094,650
Enbridge, Inc.
4.000%, 10/01/23		34	33,794
3.500%, 06/10/24		15	14,768
Fairfax Financial Holdings Ltd.
2.750%, 03/29/28	EUR	461	454,109
4.850%, 04/17/28		1,000	983,691
4.625%, 04/29/30		200	191,180
ITC Holdings Corp.
3.650%, 06/15/24		113	111,080
Methanex Corp.
# 5.250%, 12/15/29		7,600	7,131,739
Nutrien Ltd.
3.000%, 04/01/25		40	38,425
Ontario Teachers’ Finance Trust
0.100%, 05/19/28	EUR	9,000	8,420,732
0.050%, 11/25/30	EUR	7,325	6,242,840
1.850%, 05/03/32	EUR	12,500	12,005,619
Ω 1.850%, 05/03/32	EUR	4,500	4,322,023
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	1,602,678
Province of British Columbia Canada
# 6.500%, 01/15/26		93	97,803
Province of Quebec Canada
0.875%, 05/04/27	EUR	190	191,082
0.000%, 10/29/30	EUR	6,500	5,634,666
Royal Bank of Canada
2.300%, 11/03/31		700	578,313
3.875%, 05/04/32		8,000	7,490,211
Spectra Energy Partners LP
4.750%, 03/15/24		22	21,858
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,765,069
6.800%, 05/15/38		734	808,595
TC PipeLines LP
3.900%, 05/25/27		2,000	1,947,310
Thomson Reuters Corp.
4.300%, 11/23/23		60	59,605
Toronto-Dominion Bank
3.200%, 03/10/32		4,000	3,548,500
3.129%, 08/03/32	EUR	2,000	2,029,965

		Face Amount^ (000)	Value†
CANADA — (Continued)
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	13,200	$12,651,316
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	1,014,878

TOTAL CANADA			134,163,797

DENMARK — (0.8%)
AP Moller—Maersk AS
1.750%, 03/16/26	EUR	4,500	4,698,982
Denmark Government Bond
0.000%, 11/15/24	DKK	115,000	16,229,204
DSV Finance BV
1.375%, 03/16/30	EUR	400	383,183

TOTAL DENMARK			21,311,369

FINLAND — (1.0%)
Nokia Oyj
4.375%, 06/12/27		4,350	4,123,321
Nordea Bank Abp
0.500%, 05/14/27	EUR	11,960	11,679,438
0.500%, 11/02/28	EUR	1,000	917,541
OP Corporate Bank PLC
0.100%, 11/16/27	EUR	8,350	7,849,188
0.625%, 11/12/29	EUR	2,750	2,378,819

TOTAL FINLAND			26,948,307

FRANCE — (4.4%)
Action Logement Services
1.375%, 04/13/32	EUR	3,000	2,824,788
Airbus SE
2.375%, 04/07/32	EUR	1,000	1,005,264
Banque Federative du Credit Mutuel SA
2.625%, 11/06/29	EUR	4,500	4,497,307
0.750%, 01/17/30	EUR	1,200	1,055,034
1.250%, 06/03/30	EUR	1,700	1,533,498
0.625%, 02/21/31	EUR	9,900	8,321,244
1.125%, 01/19/32	EUR	2,700	2,322,471
BNP Paribas SA
1.500%, 11/17/25	EUR	1,200	1,264,105
2.100%, 04/07/32	EUR	500	468,240
BPCE SA
0.010%, 01/14/27	EUR	3,500	3,353,081
#Ω 3.500%, 10/23/27		5,000	4,626,800
#Ω 2.700%, 10/01/29		6,626	5,841,042
0.625%, 01/15/30	EUR	500	444,810
0.250%, 01/14/31	EUR	5,300	4,412,163
2.375%, 04/26/32	EUR	1,400	1,354,317
Credit Agricole SA
1.375%, 05/03/27	EUR	2,000	2,014,847
0.375%, 04/20/28	EUR	1,200	1,107,278

78

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
Electricite de France SA
Ω 3.625%, 10/13/25		40	$39,168
6.250%, 05/30/28	GBP	1,000	1,287,686
5.875%, 07/18/31	GBP	3,200	4,017,933
6.125%, 06/02/34	GBP	1,500	1,903,226
La Poste SA
1.450%, 11/30/28	EUR	4,700	4,645,378
1.375%, 04/21/32	EUR	10,500	9,578,812
MMS USA Holdings, Inc.
1.750%, 06/13/31	EUR	2,500	2,393,394
Orange SA
8.125%, 11/20/28	GBP	1,964	2,839,049
2.000%, 01/15/29	EUR	1,200	1,235,742
3.250%, 01/15/32	GBP	600	665,107
Pernod Ricard SA
Ω 3.250%, 06/08/26		173	169,111
SNCF Reseau
5.250%, 01/31/35	GBP	10,050	13,241,220
Societe Generale SA
#Ω 4.750%, 09/14/28		1,000	965,150
2.125%, 09/27/28	EUR	2,000	1,971,106
Ω 3.000%, 01/22/30		1,400	1,178,828
TotalEnergies Capital Canada Ltd.
2.125%, 09/18/29	EUR	8,400	8,611,749
TotalEnergies Capital International SA
0.696%, 05/31/28	EUR	2,300	2,225,436
0.750%, 07/12/28	EUR	4,600	4,460,544
1.405%, 09/03/31	GBP	3,500	3,402,003
TotalEnergies Capital SA
3.883%, 10/11/28		2,200	2,170,001
Unibail-Rodamco-Westfield SE
1.875%, 01/15/31	EUR	500	452,844
WEA Finance LLC
Ω 3.500%, 06/15/29		9,550	8,027,076

TOTAL FRANCE			121,926,852

GERMANY — (2.4%)
BASF SE
1.500%, 03/17/31	EUR	4,900	4,718,221
3.750%, 06/29/32	EUR	8,400	9,316,590
Bayer Capital Corp. BV
1.500%, 06/26/26	EUR	5,700	5,901,282
2.125%, 12/15/29	EUR	900	901,203
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		26	25,860
BMW Finance NV
1.500%, 02/06/29	EUR	2,600	2,605,951
0.875%, 01/14/32	EUR	3,000	2,725,610
BMW U.S. Capital LLC
3.300%, 04/06/27		500	480,102

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Ω 3.300%, 04/06/27		58	$55,692
Deutsche Bank AG
3.700%, 05/30/24		113	109,590
Deutsche Telekom AG
3.125%, 02/06/34	GBP	3,000	3,203,477
Deutsche Telekom International Finance BV
2.250%, 04/13/29	GBP	1,600	1,745,584
E.ON International Finance BV
6.375%, 06/07/32	GBP	2,150	2,884,851
E.ON SE
1.625%, 05/22/29	EUR	1,200	1,186,218
Fresenius Medical Care AG & Co. KGaA
1.500%, 05/29/30	EUR	3,000	2,762,905
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		8,100	6,246,680
HOWOGE Wohnungsbaugesellschaft mbH
1.125%, 11/01/33	EUR	200	159,983
Mercedes-Benz Finance North America LLC
Ω 2.625%, 03/10/30		170	149,720
Mercedes-Benz Group AG
1.000%, 11/15/27	EUR	4,300	4,347,178
2.000%, 02/27/31	EUR	1,000	1,002,776
1.125%, 08/08/34	EUR	1,900	1,646,449
Siemens Financieringsmaatschappij NV
1.000%, 02/25/30	EUR	2,000	1,911,070
Volkswagen International Finance NV
1.875%, 03/30/27	EUR	5,400	5,480,180
Volkswagen Leasing GmbH
0.625%, 07/19/29	EUR	5,000	4,418,279
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	2,939,961

TOTAL GERMANY			66,925,412

HONG KONG — (0.6%)
Prudential Funding Asia PLC
3.125%, 04/14/30		100	89,985
3.625%, 03/24/32		19,800	18,067,600

TOTAL HONG KONG			18,157,585

79

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
ITALY — (1.2%)
Eni SpA
1.500%, 01/17/27	EUR	1,000	$1,030,616
1.125%, 09/19/28	EUR	1,700	1,655,561
3.625%, 01/29/29	EUR	312	343,986
0.625%, 01/23/30	EUR	1,000	901,333
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,364,361
1.750%, 07/04/29	EUR	3,800	3,594,487
Ω 4.000%, 09/23/29		2,000	1,775,690
2.500%, 01/15/30	GBP	3,850	3,922,176
1.350%, 02/24/31	EUR	1,400	1,164,477
Italy Buoni Poliennali Del Tesoro
Ω 5.000%, 08/01/34	EUR	4,000	4,688,613
Snam SpA
0.625%, 06/30/31	EUR	7,000	5,907,927
UniCredit SpA
1.625%, 01/18/32	EUR	7,400	6,348,134

TOTAL ITALY			32,697,361

JAPAN — (3.5%)
Aircastle Ltd.
4.250%, 06/15/26		3,500	3,326,643
#Ω 2.850%, 01/26/28		1,500	1,308,063
American Honda Finance Corp.
0.300%, 07/07/28	EUR	333	311,867
Japan Finance Organization for Municipalities
0.100%, 09/03/31	EUR	3,500	2,904,444
Japan Government Twenty Year Bond
1.200%, 09/20/35	JPY	550,000	4,313,854
0.400%, 03/20/36	JPY	330,000	2,345,302
0.600%, 09/20/37	JPY	2,200,000	15,817,813
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		35	34,456
3.195%, 07/18/29		4,053	3,648,058
2.559%, 02/25/30		5,000	4,281,287
2.048%, 07/17/30		5,200	4,273,414
3.556%, 06/15/32	EUR	4,069	4,215,691
3.751%, 07/18/39		380	328,980
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	12,784	11,227,660
0.797%, 04/15/30	EUR	923	816,644
0.693%, 10/07/30	EUR	1,620	1,396,056
2.096%, 04/08/32	EUR	2,850	2,630,538
Nissan Motor Acceptance Co. LLC
Ω 2.450%, 09/15/28		800	642,553
Nissan Motor Co. Ltd.
#Ω 4.810%, 09/17/30		4,300	3,782,114

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	$8,707,583
NTT Finance Corp.
0.342%, 03/03/30	EUR	3,000	2,660,898
Sumitomo Mitsui Financial Group, Inc.
# 3.944%, 07/19/28		700	666,472
3.040%, 07/16/29		9,750	8,723,236
0.632%, 10/23/29	EUR	2,000	1,774,844
2.750%, 01/15/30		790	688,949
2.130%, 07/08/30		4,000	3,305,676
2.222%, 09/17/31		6,000	4,868,263

TOTAL JAPAN			99,001,358

LUXEMBOURG — (0.4%)
ArcelorMittal SA
# 4.250%, 07/16/29		1,000	953,879
Prologis International Funding II SA
2.375%, 11/14/30	EUR	4,550	4,246,820
3.125%, 06/01/31	EUR	2,300	2,250,800
1.625%, 06/17/32	EUR	3,000	2,578,282

TOTAL LUXEMBOURG			10,029,781

NETHERLANDS — (2.6%)
BNGBank NV
3.300%, 04/26/29	AUD	5,000	3,172,488
ING Groep NV
1.375%, 01/11/28	EUR	3,100	3,054,012
4.050%, 04/09/29		300	286,737
Koninklijke KPN NV
5.750%, 09/17/29	GBP	1,500	1,901,046
Koninklijke Philips NV
1.375%, 05/02/28	EUR	2,000	1,972,785
Nederlandse Waterschapsbank NV
3.300%, 05/02/29	AUD	4,500	2,853,717
Shell International Finance BV
1.625%, 01/20/27	EUR	1,408	1,465,502
1.250%, 05/12/28	EUR	5,600	5,565,870
0.750%, 08/15/28	EUR	2,000	1,930,882
1.000%, 12/10/30	GBP	29,953	28,814,022
0.500%, 11/08/31	EUR	4,845	4,158,693
1.875%, 04/07/32	EUR	5,000	4,794,953
Telefonica Europe BV
8.250%, 09/15/30		500	588,741
TenneT Holding BV
2.125%, 11/17/29	EUR	900	929,255
2.375%, 05/17/33	EUR	11,650	11,763,159

TOTAL NETHERLANDS			73,251,862

80

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NEW ZEALAND — (0.5%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	22,800	$13,439,242

NORWAY — (0.8%)
Aker BP ASA
Ω 2.875%, 01/15/26		4,000	3,803,083
Equinor ASA
2.650%, 01/15/24		81	79,796
6.875%, 03/11/31	GBP	12,814	18,332,487
Kommunalbanken AS
3.400%, 07/24/28	AUD	1,000	642,244

TOTAL NORWAY			22,857,610

SINGAPORE — (0.4%)
Flex Ltd.
4.875%, 06/15/29		1,944	1,885,728
4.875%, 05/12/30		10,200	9,939,288

TOTAL SINGAPORE			11,825,016

SPAIN — (1.3%)
Autonomous Community of Madrid Spain
1.723%, 04/30/32	EUR	6,000	5,699,122
Banco Santander SA
1.000%, 11/04/31	EUR	500	435,151
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	300	284,456
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	200,647
4.400%, 07/13/27		2,000	1,905,405
Santander UK PLC
4.000%, 03/13/24		103	101,680
3.875%, 10/15/29	GBP	1,478	1,724,337
Spain Government Bond
Ω 0.700%, 04/30/32	EUR	12,000	10,613,708
Ω 2.550%, 10/31/32	EUR	2,800	2,896,191
Telefonica Emisiones SA
1.715%, 01/12/28	EUR	4,300	4,410,954
5.445%, 10/08/29	GBP	650	821,650
7.045%, 06/20/36		4,530	5,033,231
4.665%, 03/06/38		956	833,293

TOTAL SPAIN			34,959,825

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.2%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,780,000	14,295,230
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	8,000	5,027,274

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
2.150%, 01/18/27	JPY	1,009,600	$7,975,002
International Finance Corp.
1.250%, 02/06/31	AUD	3,000	1,595,289
1.500%, 04/15/35	AUD	10,100	4,834,942

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			33,727,737

SWEDEN — (0.3%)
Investor AB
2.750%, 06/10/32	EUR	3,909	4,058,078
Skandinaviska Enskilda Banken AB
4.000%, 11/09/26	EUR	2,500	2,742,751
Swedbank AB
0.200%, 01/12/28	EUR	2,000	1,829,560

TOTAL SWEDEN			8,630,389

SWITZERLAND — (0.7%)
UBS AG
0.500%, 03/31/31	EUR	4,000	3,385,170
UBS Group AG
1.250%, 09/01/26	EUR	1,800	1,784,587
0.875%, 11/03/31	EUR	17,900	14,398,454
0.625%, 02/24/33	EUR	200	153,560

TOTAL SWITZERLAND			19,721,771

UNITED KINGDOM — (5.3%)
AstraZeneca PLC
1.250%, 05/12/28	EUR	1,200	1,201,908
5.750%, 11/13/31	GBP	450	614,450
Barclays PLC
4.375%, 01/12/26		2,000	1,948,809
3.250%, 02/12/27	GBP	1,657	1,901,118
3.250%, 01/17/33	GBP	7,500	7,528,607
BAT Capital Corp.
2.726%, 03/25/31		4,000	3,242,028
BAT International Finance PLC
4.000%, 09/04/26	GBP	1,220	1,443,109
1.250%, 03/13/27	EUR	1,000	993,008
3.125%, 03/06/29	EUR	3,200	3,236,654
2.250%, 01/16/30	EUR	6,500	5,964,134
BP Capital Markets America, Inc.
4.234%, 11/06/28		230	230,619
# 3.633%, 04/06/30		800	765,996
BP Capital Markets PLC
1.573%, 02/16/27	EUR	2,850	2,933,928
1.231%, 05/08/31	EUR	4,750	4,347,760
2.822%, 04/07/32	EUR	4,000	4,079,888

81

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
British Telecommunications PLC
1.500%, 06/23/27	EUR	2,500	$2,543,131
5.125%, 12/04/28		1,000	1,013,641
5.750%, 12/07/28	GBP	1,000	1,280,183
Ω 3.250%, 11/08/29		4,000	3,625,337
3.125%, 11/21/31	GBP	1,500	1,597,206
Centrica PLC
4.375%, 03/13/29	GBP	1,000	1,185,782
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	2,000	2,063,595
1.625%, 07/03/29	EUR	2,550	2,493,755
Coca-Cola Europacific Partners PLC
1.750%, 05/26/28	EUR	1,400	1,409,304
Diageo Finance PLC
1.500%, 10/22/27	EUR	1,000	1,024,811
2.500%, 03/27/32	EUR	1,800	1,835,204
HSBC Holdings PLC
2.625%, 08/16/28	GBP	5,164	5,677,796
4.950%, 03/31/30		2,000	1,973,205
Lloyds Banking Group PLC
3.750%, 01/11/27		3,500	3,331,400
1.500%, 09/12/27	EUR	2,100	2,111,887
LSEGA Financing PLC
Ω 2.500%, 04/06/31		1,500	1,289,478
Ω 3.200%, 04/06/41		450	346,473
National Grid Electricity Distribution South West PLC
2.375%, 05/16/29	GBP	1,300	1,385,464
National Grid PLC
0.750%, 09/01/33	EUR	5,000	3,945,410
Nationwide Building Society
3.250%, 01/20/28	GBP	1,500	1,750,807
3.250%, 09/05/29	EUR	4,800	5,053,016
NatWest Group PLC
4.800%, 04/05/26		3,000	2,987,352
Rolls-Royce PLC
Ω 3.625%, 10/14/25		5,720	5,405,400
3.375%, 06/18/26	GBP	800	908,013
Royalty Pharma PLC
3.300%, 09/02/40		900	656,615
Smith & Nephew PLC
2.032%, 10/14/30		600	489,202
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	4,200	3,831,699
Transport for London
4.000%, 09/12/33	GBP	5,900	6,731,610
Unilever Finance Netherlands BV
1.375%, 07/31/29	EUR	700	694,051

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
United Kingdom Gilt
0.625%, 07/31/35	GBP	37,000	$31,949,056
Vodafone Group PLC
1.500%, 07/24/27	EUR	1,750	1,795,981
4.200%, 12/13/27	AUD	1,800	1,155,464
7.875%, 02/15/30		77	90,039
6.150%, 02/27/37		5,000	5,386,463

TOTAL UNITED KINGDOM			149,449,846

UNITED STATES — (47.0%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		209	167,214
AbbVie, Inc.
3.800%, 03/15/25		29	28,509
2.625%, 11/15/28	EUR	3,416	3,563,481
2.125%, 06/01/29	EUR	1,500	1,513,753
Advance Auto Parts, Inc.
3.900%, 04/15/30		1,400	1,284,306
3.500%, 03/15/32		2,600	2,242,277
AECOM
5.125%, 03/15/27		5,660	5,544,366
Aetna, Inc.
6.750%, 12/15/37		700	780,961
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	2,688,957
Alabama Power Co.
2.800%, 04/01/25		30	28,930
Allstate Corp.
5.950%, 04/01/36		600	671,512
Ally Financial, Inc.
8.000%, 11/01/31		7,775	8,201,199
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,791,807
4.800%, 02/14/29		598	593,801
3.400%, 05/06/30		400	356,586
3.125%, 06/15/31	EUR	3,000	2,840,100
2.450%, 02/04/32		612	486,792
Amazon.com, Inc.
# 1.650%, 05/12/28		5,825	5,184,763
2.875%, 05/12/41		4,000	3,140,641
American International Group, Inc.
3.900%, 04/01/26		22	21,486
1.875%, 06/21/27	EUR	4,075	4,109,732
American Medical Systems Europe BV
1.625%, 03/08/31	EUR	1,000	936,001
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	900,561
0.950%, 10/05/30	EUR	2,000	1,734,682
1.000%, 01/15/32	EUR	3,247	2,680,147
# 4.050%, 03/15/32		2,725	2,526,882

82

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
American Water Capital Corp.
3.850%, 03/01/24		25	$24,774
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	42,724
4.500%, 05/13/32		3,000	2,911,433
AmerisourceBergen Corp.
3.400%, 05/15/24		433	424,977
2.800%, 05/15/30		900	792,357
Amgen, Inc.
3.125%, 05/01/25		37	35,950
2.600%, 08/19/26		28	26,345
4.000%, 09/13/29	GBP	1,836	2,171,627
2.450%, 02/21/30		350	306,175
2.300%, 02/25/31		2,313	1,959,647
3.350%, 02/22/32		1,655	1,498,518
3.150%, 02/21/40		2,000	1,556,425
4.950%, 10/01/41		1,500	1,424,844
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	4,097,007
Aon Corp.
4.500%, 12/15/28		1,160	1,146,480
3.750%, 05/02/29		5,000	4,792,867
2.800%, 05/15/30		4,425	3,895,019
Aon Global Ltd.
4.000%, 11/27/23		47	46,565
3.500%, 06/14/24		107	105,082
2.875%, 05/14/26	EUR	1,400	1,489,686
Apache Corp.
6.000%, 01/15/37		500	470,000
Apple, Inc.
2.500%, 02/09/25		53	51,415
2.450%, 08/04/26		200	190,833
3.000%, 06/20/27		64	61,868
Ares Capital Corp.
4.200%, 06/10/24		6,000	5,847,867
# 3.875%, 01/15/26		4,000	3,728,404
3.200%, 11/15/31		3,700	2,866,866
Arizona Public Service Co.
2.600%, 08/15/29		3,900	3,425,846
2.200%, 12/15/31		500	402,048
5.050%, 09/01/41		700	657,822
Arrow Electronics, Inc.
3.875%, 01/12/28		2,203	2,074,492
Ashland LLC
Ω 3.375%, 09/01/31		12,270	10,151,584
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		300	238,800
Ω 5.500%, 08/11/32		1,000	987,728
Assurant, Inc.
2.650%, 01/15/32		3,750	2,860,578
AT&T, Inc.
1.800%, 09/05/26	EUR	800	831,714

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.375%, 09/14/29	GBP	500	$596,523
2.600%, 12/17/29	EUR	1,463	1,505,586
3.550%, 12/17/32	EUR	1,500	1,591,695
2.550%, 12/01/33		931	749,518
4.850%, 03/01/39		1,700	1,595,230
3.500%, 06/01/41		255	200,911
Autodesk, Inc.
3.500%, 06/15/27		2,639	2,554,485
AutoNation, Inc.
# 2.400%, 08/01/31		7,300	5,636,130
3.850%, 03/01/32		8,000	6,763,348
AutoZone, Inc.
3.250%, 04/15/25		72	69,776
Avnet, Inc.
4.625%, 04/15/26		65	64,001
3.000%, 05/15/31		555	452,967
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		1,729	1,643,941
Ball Corp.
2.875%, 08/15/30		7,865	6,589,128
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	7,524
Bank of America Corp.
4.000%, 04/01/24		72	71,190
7.000%, 07/31/28	GBP	1,500	2,026,487
5.875%, 02/07/42		4,300	4,632,045
Bath & Body Works, Inc.
# 5.250%, 02/01/28		2,000	1,912,010
Baxter International, Inc.
2.600%, 08/15/26		49	45,823
1.300%, 05/15/29	EUR	1,300	1,222,671
Belo Corp.
7.250%, 09/15/27		1,000	946,213
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		100	83,264
2.000%, 03/18/34	EUR	6,500	6,098,686
Berkshire Hathaway, Inc.
1.125%, 03/16/27	EUR	4,600	4,640,646
0.440%, 09/13/29	JPY	2,020,000	14,206,442
0.437%, 04/15/31	JPY	2,050,000	14,210,106
0.472%, 01/23/32	JPY	1,100,000	7,586,179
Biogen, Inc.
2.250%, 05/01/30		2,866	2,438,789
Black Hills Corp.
4.350%, 05/01/33		2,250	2,084,291
BlackRock, Inc.
3.250%, 04/30/29		3,228	3,093,014
2.400%, 04/30/30		54	47,873

83

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Block Financial LLC
2.500%, 07/15/28		1,500	$1,296,231
Block, Inc.
# 3.500%, 06/01/31		11,932	9,720,944
Boardwalk Pipelines LP
3.600%, 09/01/32		1,700	1,483,961
Boeing Co.
2.500%, 03/01/25		75	71,469
2.600%, 10/30/25		42	39,644
2.950%, 02/01/30		2,000	1,775,251
Booking Holdings, Inc.
1.800%, 03/03/27	EUR	800	830,665
4.625%, 04/13/30		5,182	5,209,950
4.750%, 11/15/34	EUR	5,000	5,852,326
BorgWarner, Inc.
1.000%, 05/19/31	EUR	1,600	1,348,063
Boston Properties LP
3.400%, 06/21/29		200	169,720
2.450%, 10/01/33		3,000	2,157,640
BP Capital Markets America, Inc.
2.721%, 01/12/32		6,650	5,818,224
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	731,553
Brixmor Operating Partnership LP
2.500%, 08/16/31		2,550	2,005,534
Broadcom, Inc.
4.300%, 11/15/32		2,700	2,475,635
Ω 3.419%, 04/15/33		1,000	841,641
Ω 3.137%, 11/15/35		205	158,703
Ω 3.500%, 02/15/41		9,600	7,201,615
Broadstone Net Lease LLC
2.600%, 09/15/31		7,685	5,638,710
Brown & Brown, Inc.
4.200%, 09/15/24		54	53,360
4.500%, 03/15/29		1,800	1,726,690
Brown-Forman Corp.
1.200%, 07/07/26	EUR	2,000	2,037,445
2.600%, 07/07/28	GBP	1,100	1,253,484
Brunswick Corp.
2.400%, 08/18/31		2,700	2,063,333
4.400%, 09/15/32		10,000	8,844,508
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,900	2,795,691
Camden Property Trust
2.800%, 05/15/30		5,588	4,867,355
Campbell Soup Co.
3.300%, 03/19/25		47	45,689
# 2.375%, 04/24/30		1,460	1,256,920
Capital One Financial Corp.
3.750%, 04/24/24		54	52,841
3.800%, 01/31/28		4,400	4,110,145
1.650%, 06/12/29	EUR	8,515	7,298,976

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Cboe Global Markets, Inc.
1.625%, 12/15/30		364	$294,258
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	2,000	1,712,640
Charles Schwab Corp.
2.750%, 10/01/29		2,000	1,728,677
Chemours Co.
# 5.375%, 05/15/27		1,600	1,486,983
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,360,804
Chubb INA Holdings, Inc.
3.350%, 05/15/24		60	59,017
1.550%, 03/15/28	EUR	4,900	4,897,921
0.875%, 12/15/29	EUR	4,000	3,657,340
1.400%, 06/15/31	EUR	1,500	1,363,632
Cigna Group
2.375%, 03/15/31		2,000	1,694,994
4.800%, 08/15/38		3,459	3,356,234
Citigroup, Inc.
3.875%, 10/25/23		33	32,752
1.500%, 10/26/28	EUR	1,900	1,839,551
5.875%, 01/30/42		4,000	4,266,003
CMS Energy Corp.
3.600%, 11/15/25		37	35,679
3.000%, 05/15/26		58	55,250
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,199,363
5.250%, 05/30/29		2,000	1,903,583
Coca-Cola Co.
1.250%, 03/08/31	EUR	1,500	1,409,019
Comcast Corp.
0.250%, 09/14/29	EUR	1,000	905,643
0.750%, 02/20/32	EUR	4,700	4,116,443
4.250%, 01/15/33		3,650	3,572,087
4.400%, 08/15/35		1,000	980,679
4.600%, 10/15/38		5,000	4,830,512
Comerica, Inc.
4.000%, 02/01/29		3,400	2,907,756
Conagra Brands, Inc.
5.300%, 11/01/38		2,000	1,975,378
ConocoPhillips Co.
6.950%, 04/15/29		400	451,652
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		15	14,570
3.350%, 04/01/30		3,200	2,971,048
5.500%, 12/01/39		755	766,043
Continental Resources, Inc.
Ω 5.750%, 01/15/31		3,000	2,933,406
Ω 2.875%, 04/01/32		3,000	2,358,317
Corporate Office Properties LP
2.750%, 04/15/31		2,000	1,519,550

84

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
2.900%, 12/01/33		2,875	$2,007,224
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	77,138
Ω 3.500%, 08/15/27		800	759,448
Ω 4.800%, 02/01/35		8,000	7,392,147
Ω 8.375%, 03/01/39		2,225	2,746,094
CVS Health Corp.
3.375%, 08/12/24		174	170,693
3.250%, 08/15/29		800	737,054
Deere & Co.
5.375%, 10/16/29		5	5,328
Dentsply Sirona, Inc.
3.250%, 06/01/30		5,000	4,437,737
Devon Energy Corp.
4.750%, 05/15/42		1,000	878,567
DH Europe Finance II Sarl
0.750%, 09/18/31	EUR	2,335	2,062,765
DH Europe Finance Sarl
1.200%, 06/30/27	EUR	1,300	1,313,329
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		12,700	10,529,996
Digital Dutch Finco BV
1.250%, 02/01/31	EUR	1,050	867,177
Discovery Communications LLC
3.900%, 11/15/24		63	61,391
3.450%, 03/15/25		66	63,706
1.900%, 03/19/27	EUR	5,700	5,808,464
# 3.625%, 05/15/30		3,000	2,670,683
Dollar General Corp.
4.150%, 11/01/25		13	12,840
Dominion Energy, Inc.
3.900%, 10/01/25		117	114,681
4.900%, 08/01/41		1,500	1,378,774
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,180,981
Dow Chemical Co.
1.125%, 03/15/32	EUR	1,932	1,668,682
4.250%, 10/01/34		2,405	2,255,395
DPL, Inc.
4.125%, 07/01/25		940	903,575
4.350%, 04/15/29		6,075	5,475,070
Duke Energy Corp.
3.850%, 06/15/34	EUR	5,000	5,070,946
3.300%, 06/15/41		1,250	955,683
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	2,419,312
Eagle Materials, Inc.
2.500%, 07/01/31		500	407,462
Eastman Chemical Co.
3.800%, 03/15/25		51	49,806
1.875%, 11/23/26	EUR	5,000	5,214,876
Eaton Capital UnLtd Co.
0.577%, 03/08/30	EUR	1,000	902,831

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Eaton Corp.
4.000%, 11/02/32		500	$480,430
Edison International
4.125%, 03/15/28		995	949,925
EIDP, Inc.
2.300%, 07/15/30		600	517,742
Elevance Health, Inc.
3.500%, 08/15/24		58	56,919
2.550%, 03/15/31		4,000	3,449,723
4.625%, 05/15/42		1,000	930,322
4.650%, 01/15/43		2,000	1,880,846
Eli Lilly & Co.
2.125%, 06/03/30	EUR	3,000	3,083,664
Emerson Electric Co.
3.150%, 06/01/25		62	60,749
2.000%, 10/15/29	EUR	3,000	3,059,156
Energy Transfer LP
4.750%, 01/15/26		2,366	2,345,495
3.750%, 05/15/30		4,050	3,723,530
EnerSys
Ω 4.375%, 12/15/27		3,700	3,459,500
Entergy Corp.
2.800%, 06/15/30		2,000	1,757,852
Enterprise Products Operating LLC
3.900%, 02/15/24		24	23,741
3.700%, 02/15/26		62	60,835
EOG Resources, Inc.
4.375%, 04/15/30		100	100,297
EPR Properties
4.950%, 04/15/28		1,500	1,338,489
3.750%, 08/15/29		7,600	6,060,850
3.600%, 11/15/31		6,000	4,667,073
EQM Midstream Partners LP
Ω 4.750%, 01/15/31		6,000	4,917,427
Equifax, Inc.
3.250%, 06/01/26		900	861,158
3.100%, 05/15/30		4,800	4,210,440
Equinix, Inc.
2.500%, 05/15/31		1,145	945,859
Equitable Holdings, Inc.
4.350%, 04/20/28		800	770,826
Exelon Corp.
3.950%, 06/15/25		27	26,479
Expedia Group, Inc.
3.250%, 02/15/30		2,500	2,197,082
Exxon Mobil Corp.
0.524%, 06/26/28	EUR	3,000	2,853,118
0.835%, 06/26/32	EUR	3,000	2,564,153
FedEx Corp.
1.625%, 01/11/27	EUR	2,000	2,038,661
3.400%, 02/15/28		1,000	951,811
3.100%, 08/05/29		510	470,454

85

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
0.950%, 05/04/33	EUR	3,900	$3,186,453
4.900%, 01/15/34		1,300	1,296,675
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		8,000	7,929,026
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	2,572,490
2.450%, 03/15/31		2,350	1,918,203
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	2,867,431
3.360%, 05/21/31	GBP	3,143	3,416,989
Fiserv, Inc.
1.625%, 07/01/30	EUR	10,300	9,707,291
3.000%, 07/01/31	GBP	2,000	2,115,317
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		1,500	1,304,162
Flowserve Corp.
3.500%, 10/01/30		300	264,754
2.800%, 01/15/32		13,730	11,103,013
Ford Motor Co.
3.250%, 02/12/32		2,000	1,551,033
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	3,785,148
5.113%, 05/03/29		2,601	2,423,537
4.000%, 11/13/30		1,113	954,360
3.625%, 06/17/31		1,000	824,360
Fortune Brands Innovations, Inc.
4.000%, 03/25/32		500	449,755
Fox Corp.
4.709%, 01/25/29		279	274,055
5.476%, 01/25/39		1,000	947,711
GATX Corp.
3.250%, 03/30/25		60	57,706
3.250%, 09/15/26		32	30,161
3.500%, 03/15/28		500	464,629
3.500%, 06/01/32		3,065	2,719,321
General Mills, Inc.
# 3.200%, 02/10/27		1,007	971,853
1.500%, 04/27/27	EUR	2,000	2,028,951
General Motors Co.
6.125%, 10/01/25		2,000	2,035,633
# 4.200%, 10/01/27		1,400	1,343,345
6.800%, 10/01/27		1,035	1,093,936
5.150%, 04/01/38		1,000	895,587
General Motors Financial Co., Inc.
5.250%, 03/01/26		178	177,877
4.350%, 01/17/27		1,058	1,023,838
3.600%, 06/21/30		1,000	876,355
2.700%, 06/10/31		2,500	2,005,873

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.100%, 01/12/32		1,000	$816,848
Georgia Power Co.
3.250%, 03/30/27		154	146,841
Georgia-Pacific LLC
Ω 2.300%, 04/30/30		1,000	865,546
Gilead Sciences, Inc.
5.650%, 12/01/41		7,700	8,258,336
GlaxoSmithKline Capital PLC
5.250%, 12/19/33	GBP	1,388	1,842,340
Glencore Funding LLC
#Ω 2.850%, 04/27/31		3,000	2,533,805
Global Payments, Inc.
4.800%, 04/01/26		69	68,225
2.900%, 05/15/30		2,900	2,485,384
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		5,500	5,304,695
3.250%, 01/15/32		1,000	820,009
Goldman Sachs Group, Inc.
4.000%, 03/03/24		250	246,876
1.625%, 07/27/26	EUR	1,175	1,210,990
2.000%, 03/22/28	EUR	2,000	2,012,595
3.800%, 03/15/30		950	892,145
1.875%, 12/16/30	GBP	3,000	2,949,588
3.000%, 02/12/31	EUR	500	508,168
0.750%, 03/23/32	EUR	6,379	5,167,738
# 6.125%, 02/15/33		2,484	2,698,945
Goodyear Tire & Rubber Co.
# 4.875%, 03/15/27		2,739	2,587,122
Graphic Packaging International LLC
Ω 4.750%, 07/15/27		1,151	1,107,700
Ω 3.500%, 03/15/28		2,879	2,609,342
Ω 3.750%, 02/01/30		4,540	4,058,419
Halliburton Co.
3.800%, 11/15/25		48	47,115
2.920%, 03/01/30		300	268,736
Hanesbrands, Inc.
#Ω 4.875%, 05/15/26		7,800	7,350,812
Harley-Davidson, Inc.
# 3.500%, 07/28/25		42	40,240
Hasbro, Inc.
# 3.500%, 09/15/27		3,135	2,977,074
6.350%, 03/15/40		1,350	1,366,625
HAT Holdings I LLC/HAT Holdings II LLC
Ω 3.750%, 09/15/30		5,400	4,244,451
HCA, Inc.
3.500%, 09/01/30		725	652,567
7.500%, 11/06/33		273	306,222

86

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		2,800	$2,350,702
Healthcare Realty Holdings LP
2.000%, 03/15/31		1,600	1,249,374
Home Depot, Inc.
5.875%, 12/16/36		2,000	2,255,838
Honeywell International, Inc.
2.250%, 02/22/28	EUR	3,905	4,077,689
Howmet Aerospace, Inc.
6.875%, 05/01/25		32	32,957
6.750%, 01/15/28		700	737,711
5.950%, 02/01/37		500	508,781
HP, Inc.
3.400%, 06/17/30		1,601	1,418,856
# 6.000%, 09/15/41		10,400	10,546,984
Humana, Inc.
3.850%, 10/01/24		91	89,566
Huntsman International LLC
4.500%, 05/01/29		5,550	5,216,003
Hyatt Hotels Corp.
4.375%, 09/15/28		5,300	5,135,859
Intel Corp.
5.625%, 02/10/43		6,000	6,157,644
Intercontinental Exchange, Inc.
1.850%, 09/15/32		2,000	1,591,540
International Business Machines Corp.
1.750%, 03/07/28	EUR	1,000	1,019,434
3.500%, 05/15/29		800	750,654
1.500%, 05/23/29	EUR	500	494,158
0.875%, 02/09/30	EUR	2,900	2,694,174
1.950%, 05/15/30		400	337,333
1.750%, 01/31/31	EUR	2,123	2,051,381
0.650%, 02/11/32	EUR	13,860	11,873,573
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		1,500	1,070,635
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		274	270,190
4.650%, 10/01/28		500	491,185
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	770,652
2.700%, 01/15/34		2,100	1,618,228
J M Smucker Co.
3.500%, 03/15/25		58	56,633
Jabil, Inc.
3.600%, 01/15/30		1,883	1,732,520

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Jackson Financial, Inc.
3.125%, 11/23/31		1,671	$1,348,019
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		106	104,230
Jefferies Financial Group, Inc.
4.850%, 01/15/27		57	56,001
2.625%, 10/15/31		1,200	966,956
2.750%, 10/15/32		1,000	792,962
John Deere Cash Management Sarl
2.200%, 04/02/32	EUR	2,000	2,035,660
Johnson & Johnson
# 2.450%, 03/01/26		38	36,500
2.950%, 03/03/27		100	96,897
JPMorgan Chase & Co.
5.500%, 10/15/40		700	725,584
5.600%, 07/15/41		3,000	3,128,670
5.400%, 01/06/42		4,500	4,644,224
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	3,762,909
2.000%, 12/10/30		750	600,005
KB Home
4.000%, 06/15/31		6,540	5,658,539
Kellogg Co.
3.250%, 04/01/26		661	637,536
7.450%, 04/01/31		61	70,600
Kemper Corp.
2.400%, 09/30/30		5,200	4,191,382
3.800%, 02/23/32		3,500	3,025,825
Kilroy Realty LP
2.500%, 11/15/32		10,500	7,110,596
Kimco Realty OP LLC
1.900%, 03/01/28		400	344,668
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		3,300	3,731,460
Kraft Heinz Foods Co.
2.250%, 05/25/28	EUR	200	205,784
Kroger Co.
# 3.700%, 08/01/27		3,394	3,299,665
7.500%, 04/01/31		90	104,716
6.900%, 04/15/38		1,500	1,716,899
Laboratory Corp. of America Holdings
4.000%, 11/01/23		45	44,615
Las Vegas Sands Corp.
3.900%, 08/08/29		9,721	8,873,834
Lazard Group LLC
4.500%, 09/19/28		1,800	1,733,285
Lear Corp.
3.800%, 09/15/27		2,076	1,987,201
4.250%, 05/15/29		1,000	955,731

87

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Legg Mason, Inc.
3.950%, 07/15/24		55	$54,092
4.750%, 03/15/26		23	22,789
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	5,200	5,504,984
Ω 4.569%, 02/01/29		78	75,249
Lincoln National Corp.
3.050%, 01/15/30		7,900	6,451,422
# 3.400%, 01/15/31		127	102,273
Linde Finance BV
0.550%, 05/19/32	EUR	5,000	4,317,554
Lockheed Martin Corp.
4.500%, 05/15/36		700	697,862
Loews Corp.
2.625%, 05/15/23		44	43,948
3.200%, 05/15/30		1,000	906,514
Lowe’s Cos., Inc.
3.375%, 09/15/25		61	59,279
LYB International Finance II BV
1.625%, 09/17/31	EUR	6,500	5,924,870
Marathon Petroleum Corp.
3.625%, 09/15/24		96	94,087
Markel Corp.
3.350%, 09/17/29		4,300	3,948,536
Marriott International, Inc.
3.750%, 03/15/25		1,500	1,463,290
4.000%, 04/15/28		5,901	5,709,547
4.650%, 12/01/28		650	643,527
2.750%, 10/15/33		250	202,876
Mars, Inc.
Ω 3.600%, 04/01/34		595	545,384
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	95,176
1.349%, 09/21/26	EUR	6,000	6,088,507
4.375%, 03/15/29		400	397,524
2.250%, 11/15/30		1,650	1,408,759
2.375%, 12/15/31		1,900	1,588,743
Masonite International Corp.
Ω 3.500%, 02/15/30		10,200	8,734,629
McDonald’s Corp.
5.875%, 04/23/32	GBP	750	1,005,315
McKesson Corp.
3.125%, 02/17/29	GBP	4,420	4,936,694
Medtronic Global Holdings SCA
1.625%, 03/07/31	EUR	4,600	4,422,102
1.000%, 07/02/31	EUR	4,000	3,633,327
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		1,304	1,660,975
Merck & Co., Inc.
2.750%, 02/10/25		136	132,303
MetLife, Inc.
3.600%, 04/10/24		189	185,965

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.550%, 03/23/30		100	$100,223
# 6.500%, 12/15/32		281	316,947
6.375%, 06/15/34		2,200	2,484,882
MGM Resorts International
5.750%, 06/15/25		2,928	2,920,364
4.625%, 09/01/26		2,693	2,575,989
Micron Technology, Inc.
5.327%, 02/06/29		550	547,683
2.703%, 04/15/32		500	400,443
Microsoft Corp.
4.200%, 11/03/35		900	917,169
# 5.300%, 02/08/41		17,500	19,592,477
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		6,000	5,292,797
Ω 3.875%, 05/15/32		4,850	4,156,366
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	1,200	1,278,859
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	2,549,654
Morgan Stanley
1.375%, 10/27/26	EUR	2,550	2,599,417
1.875%, 04/27/27	EUR	2,906	2,962,156
7.250%, 04/01/32		1,500	1,769,219
Morgan Stanley Domestic Holdings, Inc.
3.800%, 08/24/27		200	191,995
4.500%, 06/20/28		3,297	3,285,809
Mosaic Co.
4.050%, 11/15/27		866	840,662
Motorola Solutions, Inc.
4.600%, 02/23/28		100	99,208
4.600%, 05/23/29		260	255,779
MPLX LP
4.125%, 03/01/27		2,876	2,807,815
4.000%, 03/15/28		1,500	1,449,225
4.500%, 04/15/38		3,500	3,142,139
Mylan, Inc.
4.200%, 11/29/23		52	51,458
Nasdaq, Inc.
1.750%, 03/28/29	EUR	5,924	5,810,132
0.900%, 07/30/33	EUR	1,000	809,192
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		1,232	1,490,796
Netflix, Inc.
5.875%, 11/15/28		1,300	1,365,771
Ω 5.375%, 11/15/29		1,000	1,022,305
NewMarket Corp.
2.700%, 03/18/31		3,255	2,739,522

88

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27		784	$756,694
NextEra Energy Operating Partners LP
Ω 4.500%, 09/15/27		4,700	4,418,000
Nordstrom, Inc.
# 4.000%, 03/15/27		1,500	1,288,980
# 4.375%, 04/01/30		2,300	1,798,738
Norfolk Southern Corp.
2.900%, 06/15/26		526	501,854
NOV, Inc.
3.600%, 12/01/29		5,000	4,582,954
Nucor Corp.
2.700%, 06/01/30		400	352,920
3.125%, 04/01/32		7,300	6,486,585
NuStar Logistics LP
5.625%, 04/28/27		432	412,217
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	31,193
Omnicom Group, Inc.
4.200%, 06/01/30		300	289,651
OneMain Finance Corp.
6.875%, 03/15/25		3,500	3,423,982
7.125%, 03/15/26		5,000	4,872,706
ONEOK, Inc.
4.000%, 07/13/27		77	74,145
4.550%, 07/15/28		1,766	1,733,813
4.350%, 03/15/29		3,073	2,939,373
6.350%, 01/15/31		2,000	2,115,073
Oracle Corp.
4.300%, 07/08/34		500	461,044
3.800%, 11/15/37		2,000	1,673,278
6.125%, 07/08/39		1,400	1,477,067
3.600%, 04/01/40		2,000	1,553,055
5.375%, 07/15/40		1,100	1,059,717
3.650%, 03/25/41		6,000	4,653,132
Owens Corning
3.875%, 06/01/30		583	547,474
Paramount Global
7.875%, 07/30/30		2,013	2,220,415
# 4.950%, 01/15/31		500	464,489
# 4.200%, 05/19/32		3,000	2,581,713
5.500%, 05/15/33		400	377,253
Parker-Hannifin Corp.
3.300%, 11/21/24		71	69,487
3.250%, 06/14/29		2,550	2,377,462
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 3.400%, 11/15/26		1,589	1,492,288
PepsiCo, Inc.
0.875%, 07/18/28	EUR	1,500	1,466,964
PerkinElmer, Inc.
3.300%, 09/15/29		1,100	996,776

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	$2,403,467
Pfizer, Inc.
1.700%, 05/28/30		2,200	1,862,767
3.900%, 03/15/39		400	365,636
Philip Morris International, Inc.
3.250%, 11/10/24		68	66,514
0.125%, 08/03/26	EUR	2,500	2,479,248
2.875%, 05/14/29	EUR	2,650	2,781,837
3.375%, 08/15/29		1,600	1,484,384
0.800%, 08/01/31	EUR	3,200	2,657,530
Piedmont Operating Partnership LP
3.150%, 08/15/30		5,300	4,003,011
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30		5,000	4,524,314
6.700%, 05/15/36		800	824,153
6.650%, 01/15/37		1,700	1,767,699
PNC Financial Services Group, Inc.
2.550%, 01/22/30		4,600	3,941,667
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	1,825,441
2.800%, 08/15/29		947	854,304
2.550%, 06/15/30		6,000	5,209,318
Primerica, Inc.
2.800%, 11/19/31		4,350	3,670,465
Principal Financial Group, Inc.
3.125%, 05/15/23		52	51,952
3.700%, 05/15/29		2,800	2,657,587
6.050%, 10/15/36		500	528,673
4.625%, 09/15/42		1,000	881,109
Progress Energy, Inc.
7.750%, 03/01/31		1,130	1,321,112
7.000%, 10/30/31		630	707,675
Prologis Euro Finance LLC
0.625%, 09/10/31	EUR	1,493	1,236,107
0.500%, 02/16/32	EUR	11,500	9,283,274
Prologis LP
2.250%, 04/15/30		104	89,585
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		575	689,291
Public Storage
0.875%, 01/24/32	EUR	9,400	7,751,515
PulteGroup, Inc.
5.500%, 03/01/26		759	766,432
5.000%, 01/15/27		2,763	2,765,637
6.000%, 02/15/35		800	829,245
Quanta Services, Inc.
2.900%, 10/01/30		301	261,097

89

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	$3,895
4.200%, 06/30/29		925	908,822
Radian Group, Inc.
4.500%, 10/01/24		6,000	5,790,000
Ralph Lauren Corp.
2.950%, 06/15/30		4,872	4,394,619
Rayonier LP
2.750%, 05/17/31		3,185	2,648,780
Raytheon Technologies Corp.
2.250%, 07/01/30		400	345,717
4.450%, 11/16/38		1,000	952,266
Realty Income Corp.
5.875%, 03/15/35		156	159,821
Reinsurance Group of America, Inc.
4.700%, 09/15/23		45	44,871
Rockwell Automation, Inc.
# 2.875%, 03/01/25		67	64,998
Royalty Pharma PLC
2.150%, 09/02/31		1,600	1,276,639
Sabra Health Care LP
3.900%, 10/15/29		8,230	6,859,503
3.200%, 12/01/31		3,658	2,745,315
Schlumberger Finance BV
0.500%, 10/15/31	EUR	5,600	4,826,775
2.000%, 05/06/32	EUR	2,900	2,801,786
Seagate HDD Cayman
4.091%, 06/01/29		1,900	1,647,376
4.125%, 01/15/31		9,500	7,885,000
# 5.750%, 12/01/34		2,800	2,485,196
Sealed Air Corp.
#Ω 4.000%, 12/01/27		1,600	1,495,255
Ω 6.875%, 07/15/33		3,492	3,709,517
Sempra Energy
3.800%, 02/01/38		1,253	1,100,095
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		5,000	4,554,375
Simon Property Group LP
2.450%, 09/13/29		6,500	5,666,401
2.650%, 07/15/30		7,264	6,240,180
2.250%, 01/15/32		500	398,000
Southern Power Co.
1.850%, 06/20/26	EUR	1,200	1,246,431
Southwest Airlines Co.
3.000%, 11/15/26		1,107	1,040,954
Southwest Gas Corp.
2.200%, 06/15/30		900	745,474
Steel Dynamics, Inc.
3.250%, 01/15/31		700	623,710
Steelcase, Inc.
5.125%, 01/18/29		5,542	4,932,546
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31		800	651,596

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
STORE Capital Corp.
4.625%, 03/15/29		1,200	$1,065,879
Stryker Corp.
3.375%, 05/15/24		6	5,889
2.125%, 11/30/27	EUR	7,009	7,286,688
Sutter Health
2.294%, 08/15/30		2,400	2,029,707
Tanger Properties LP
2.750%, 09/01/31		1,000	726,352
Tapestry, Inc.
3.050%, 03/15/32		1,800	1,490,628
Targa Resources Corp.
4.200%, 02/01/33		1,500	1,362,776
Taylor Morrison Communities, Inc.
Ω 5.875%, 06/15/27		100	99,711
Ω 5.750%, 01/15/28		5,000	4,954,050
Ω 5.125%, 08/01/30		2,100	1,969,183
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,684,270
Textron, Inc.
2.450%, 03/15/31		750	636,252
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/30	EUR	3,000	2,727,904
Thermo Fisher Scientific, Inc.
1.450%, 03/16/27	EUR	1,000	1,026,876
1.375%, 09/12/28	EUR	1,315	1,315,552
0.875%, 10/01/31	EUR	8,300	7,379,359
2.375%, 04/15/32	EUR	4,821	4,819,444
Timken Co.
4.125%, 04/01/32		600	554,714
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	1,764,556
4.350%, 02/15/28		4,018	3,846,795
# 3.800%, 11/01/29		4,000	3,647,780
Travelers Cos., Inc.
6.250%, 06/15/37		1,200	1,359,863
5.350%, 11/01/40		500	526,696
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		3,400	3,391,500
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		545	490,990
U.S. Cellular Corp.
6.700%, 12/15/33		800	728,000
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,736,529
UnitedHealth Group, Inc.
4.625%, 07/15/35		1,000	1,009,321
Unum Group
3.875%, 11/05/25		23	22,268
4.000%, 06/15/29		5,100	4,900,339

90

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	$2,079,121
3.125%, 11/22/28	EUR	3,400	3,467,388
Verizon Communications, Inc.
1.375%, 10/27/26	EUR	1,500	1,540,001
4.329%, 09/21/28		200	197,881
1.375%, 11/02/28	EUR	2,000	1,964,384
4.016%, 12/03/29		183	175,725
2.625%, 12/01/31	EUR	2,500	2,530,498
2.355%, 03/15/32		53	43,510
4.750%, 02/17/34	GBP	1,500	1,811,839
VF Corp.
# 2.950%, 04/23/30		2,166	1,835,764
Viatris, Inc.
3.850%, 06/22/40		12,500	8,632,294
VMware, Inc.
3.900%, 08/21/27		3,521	3,390,966
Vontier Corp.
2.950%, 04/01/31		13,875	10,927,962
Vornado Realty LP
3.400%, 06/01/31		4,650	3,304,920
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	1,022,819
2.125%, 11/20/26	EUR	2,700	2,794,945
# 3.200%, 04/15/30		330	291,449
Walmart, Inc.
5.250%, 09/28/35	GBP	4,886	6,465,277
Walt Disney Co.
# 3.800%, 03/22/30		1,496	1,447,261
6.400%, 12/15/35		300	346,647
4.625%, 03/23/40		1,500	1,470,113
3.500%, 05/13/40		500	425,125
Waste Management, Inc.
2.950%, 06/01/41		1,000	767,450
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,598
Wells Fargo & Co.
3.000%, 02/19/25		190	183,828
3.000%, 04/22/26		32	30,473
2.000%, 04/27/26	EUR	800	833,962
1.375%, 10/26/26	EUR	3,500	3,533,094
1.000%, 02/02/27	EUR	7,700	7,583,684
4.150%, 01/24/29		1,000	962,602
2.500%, 05/02/29	GBP	750	799,740
0.625%, 03/25/30	EUR	1,016	878,675
0.625%, 08/14/30	EUR	3,461	2,950,459
Welltower OP LLC
# 3.100%, 01/15/30		1,000	879,438
Western Digital Corp.
4.750%, 02/15/26		5,980	5,682,946
2.850%, 02/01/29		4,800	3,796,848
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,469,772
3.375%, 06/15/30		1,100	977,821

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
WestRock MWV LLC
8.200%, 01/15/30		180	$211,509
Weyerhaeuser Co.
7.375%, 03/15/32		254	294,704
Whirlpool Corp.
3.700%, 05/01/25		145	142,217
# 4.750%, 02/26/29		400	399,666
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,221,428
1.100%, 11/09/27	EUR	500	492,167
Williams Cos., Inc.
4.000%, 09/15/25		136	133,175
3.750%, 06/15/27		16	15,445
Willis North America, Inc.
2.950%, 09/15/29		600	531,169
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	35,655
Wisconsin Power & Light Co.
3.000%, 07/01/29		1,000	916,280
WP Carey, Inc.
2.450%, 02/01/32		1,900	1,526,768
WRKCo, Inc.
# 4.200%, 06/01/32		2,200	2,042,661
Xerox Corp.
# 3.800%, 05/15/24		2,050	2,005,002
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		5,000	4,764,318
Yum! Brands, Inc.
Ω 4.750%, 01/15/30		3,875	3,748,373
3.625%, 03/15/31		5,370	4,743,333
Zoetis, Inc.
3.000%, 09/12/27		62	58,986

TOTAL UNITED STATES			1,312,515,012

TOTAL BONDS			2,375,602,077

U.S. TREASURY OBLIGATIONS — (3.6%)
U.S. Treasury Bills
#∞ 4.733%, 12/28/23		16,200	15,727,429
U.S. Treasury Notes
0.125%, 12/15/23		26,000	25,248,438
2.250%, 12/31/23		8,000	7,861,250
2.500%, 01/31/24		7,000	6,875,859
2.125%, 03/31/24		23,500	22,925,352
2.250%, 03/31/24		9,000	8,791,875

91

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
2.500%, 04/30/24	13,000	$12,704,453

TOTAL U.S. TREASURY OBLIGATIONS		100,134,656

TOTAL INVESTMENT SECURITIES (Cost $3,009,299,220)		2,715,729,664

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	6,692,608	$77,413,391

TOTAL INVESTMENTS — (100.0%) (Cost $3,086,705,234)		$2,793,143,055

As of April 30, 2023, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	60,324,734	USD	39,732,283	Citibank, N.A.	05/02/23	$184,592
USD	40,424,660	AUD	60,324,734	State Street Bank and Trust	05/02/23	507,787
GBP	40,569,607	USD	50,592,734	State Street Bank and Trust	05/03/23	393,133
GBP	1,801,168	USD	2,242,791	Morgan Stanley and Co. International	05/12/23	21,323
GBP	9,618,910	USD	11,562,303	State Street Bank and Trust	05/12/23	528,913
EUR	907,496	USD	997,616	Citibank, N.A.	05/15/23	3,074
GBP	10,758,551	USD	13,388,389	State Street Bank and Trust	05/15/23	136,229
USD	128,559,605	EUR	116,143,620	UBS AG	05/15/23	488,763
USD	128,135,831	EUR	116,143,535	State Street Bank and Trust	05/16/23	57,919
USD	6,876,804	NZD	11,006,612	State Street Bank and Trust	05/16/23	70,609
EUR	2,823,391	USD	3,100,366	UBS AG	05/16/23	13,144
GBP	6,523,673	USD	8,098,105	State Street Bank and Trust	05/22/23	104,024
USD	1,539,538	AUD	2,293,095	Citibank, N.A.	06/08/23	19,804
USD	1,467,867	AUD	2,183,858	Morgan Stanley and Co. International	06/08/23	20,529
USD	1,533,593	AUD	2,292,487	Societe Generale	06/08/23	14,263
USD	3,149,545	AUD	4,719,618	State Street Bank and Trust	06/08/23	21,649
USD	43,584,617	AUD	64,953,461	UBS AG	06/29/23	498,322
USD	79,080,824	JPY	10,353,695,645	Citibank, N.A.	07/13/23	2,252,798
USD	42,361,690	AUD	62,843,992	Citibank, N.A.	07/19/23	640,734
USD	4,473,908	JPY	588,510,890	HSBC Bank	07/25/23	98,992

Total Appreciation						$6,076,601

USD	50,297,294	GBP	40,569,607	Citibank, N.A.	05/03/23	$(688,573)
USD	8,109,200	EUR	7,499,044	HSBC Bank	05/09/23	(157,117)
USD	78,802,769	EUR	74,493,358	State Street Bank and Trust	05/09/23	(3,312,462)
USD	159,049	DKK	1,097,778	HSBC Bank	05/10/23	(3,324)
USD	15,490,718	DKK	108,689,260	State Street Bank and Trust	05/10/23	(585,564)
USD	84,130,543	EUR	79,381,737	State Street Bank and Trust	05/10/23	(3,378,729)
USD	66,469,730	GBP	55,187,010	Citibank, N.A.	05/12/23	(2,901,754)
USD	53,308,580	GBP	44,212,734	HSBC Bank	05/15/23	(2,271,427)
USD	3,265,047	GBP	2,675,937	State Street Bank and Trust	05/15/23	(98,884)
USD	55,337,556	GBP	45,895,251	Citibank, N.A.	05/22/23	(2,365,950)
USD	85,674,529	EUR	79,117,113	State Street Bank and Trust	05/23/23	(1,606,470)
USD	80,173,929	EUR	73,162,530	Citibank, N.A.	05/24/23	(542,566)
USD	6,582,248	NZD	10,686,700	Morgan Stanley and Co. International	05/24/23	(26,025)
USD	88,421,513	EUR	80,228,717	UBS AG	05/25/23	(95,700)
USD	6,224,308	EUR	5,676,033	HSBC Bank	05/31/23	(40,224)
USD	79,465,839	EUR	72,802,340	State Street Bank and Trust	05/31/23	(884,752)
USD	39,219,006	AUD	59,466,679	Citibank, N.A.	06/02/23	(182,006)

92

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	50,630,256	GBP	40,572,597	State Street Bank and Trust	06/02/23	$(392,821)
USD	8,791,951	AUD	13,279,887	State Street Bank and Trust	06/08/23	(9,208)
AUD	3,587,305	USD	2,418,622	UBS AG	06/29/23	(39,015)

Total (Depreciation)						$(19,582,571)

Total Appreciation (Depreciation)						$(13,505,970)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$239,992,931	—	$239,992,931
Bonds
Australia	—	163,383,897	—	163,383,897
Austria	—	678,048	—	678,048
Canada	—	134,163,797	—	134,163,797
Denmark	—	21,311,369	—	21,311,369
Finland	—	26,948,307	—	26,948,307
France	—	121,926,852	—	121,926,852
Germany	—	66,925,412	—	66,925,412
Hong Kong	—	18,157,585	—	18,157,585
Italy	—	32,697,361	—	32,697,361
Japan	—	99,001,358	—	99,001,358
Luxembourg	—	10,029,781	—	10,029,781
Netherlands	—	73,251,862	—	73,251,862
New Zealand	—	13,439,242	—	13,439,242
Norway	—	22,857,610	—	22,857,610
Singapore	—	11,825,016	—	11,825,016
Spain	—	34,959,825	—	34,959,825
Supranational Organization Obligations	—	33,727,737	—	33,727,737
Sweden	—	8,630,389	—	8,630,389
Switzerland	—	19,721,771	—	19,721,771
United Kingdom	—	149,449,846	—	149,449,846
United States	—	1,312,515,012	—	1,312,515,012
U.S. Treasury Obligations	—	100,134,656	—	100,134,656
Securities Lending Collateral	—	77,413,391	—	77,413,391
Forward Currency Contracts**	—	(13,505,970)	—	(13,505,970)

TOTAL	—	$2,779,637,085	—	$2,779,637,085

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (15.5%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		5,760	$5,555,600
Federal Home Loan Bank
2.750%, 12/13/24		37,645	36,637,011
3.125%, 09/12/25		10,000	9,771,664
5.750%, 06/12/26		7,000	7,378,002
2.500%, 12/10/27		4,000	3,787,134
3.000%, 03/10/28		30,815	30,114,507
3.250%, 06/09/28		109,035	106,579,297
# 3.250%, 11/16/28		91,250	89,775,585
2.125%, 09/14/29		10,000	9,052,325
2.125%,12/14/29		23,735	21,449,807
# 5.500%, 07/15/36		22,355	25,860,155
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		76,476	89,298,895
# 6.750%, 03/15/31		100,575	121,338,894
# 6.250%, 07/15/32		105,446	125,545,318
Federal National Mortgage Association
# 2.125%, 04/24/26		86,970	82,947,926
1.875%, 09/24/26		168,929	158,926,923
# 0.750%, 10/08/27		73,250	64,780,156
6.250%, 05/15/29		102,508	116,669,666
7.125%, 01/15/30		72,196	86,576,149
7.250%, 05/15/30		72,729	88,656,445
# 0.875%, 08/05/30		239,600	196,908,012
# 6.625%, 11/15/30		93,212	111,318,246
Tennessee Valley Authority
2.875%, 02/01/27		31,804	30,695,112
7.125%, 05/01/30		70,383	83,490,800
1.500%, 09/15/31		10,000	8,272,140
4.650%, 06/15/35		5,000	5,136,616

TOTAL AGENCY OBLIGATIONS			1,716,522,385

BONDS — (56.0%)
AUSTRALIA — (1.7%)
ANZ New Zealand International Ltd.
0.200%, 09/23/27	EUR	5,000	4,698,173
APA Infrastructure Ltd.
Ω 5.000%, 03/23/35		4,000	3,827,972
Australia & New Zealand Banking Group Ltd.
0.750%, 09/29/26	EUR	3,000	2,997,980

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Commonwealth Bank of Australia
Ω 3.150%, 09/19/27		290	$274,485
Glencore Funding LLC
#Ω 2.500%, 09/01/30		4,600	3,855,413
Ω 2.625%, 09/23/31		11,000	9,119,769
Macquarie Bank Ltd.
Ω 3.900%, 01/15/26		23,911	23,424,823
Macquarie Group Ltd.
0.350%, 03/03/28	EUR	2,000	1,834,955
National Australia Bank Ltd.
# 3.375%, 01/14/26		3,000	2,917,451
#Ω 3.500%, 01/10/27		15,999	15,447,562
Westpac Banking Corp.
3.350%, 03/08/27		31,867	30,629,268
2.650%, 01/16/30		6,160	5,519,954
# 2.150%, 06/03/31		96,768	82,567,583

TOTAL AUSTRALIA			187,115,388

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
0.250%, 09/26/24	EUR	4,000	4,213,579

BELGIUM — (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28		11,200	11,097,234
# 4.900%, 01/23/31		800	834,226
5.875%, 06/15/35		2,846	3,158,655
4.375%, 04/15/38		400	386,179
5.450%, 01/23/39		6,000	6,376,298
4.950%, 01/15/42		5,000	5,011,416
Belfius Bank SA
0.000%, 08/28/26	EUR	1,800	1,747,671
Dexia Credit Local SA
1.625%, 12/08/23	GBP	10,000	12,316,656
0.500%, 01/17/25	EUR	42,400	44,463,321
Solvay Finance America LLC
Ω 4.450%, 12/03/25		865	849,414

TOTAL BELGIUM			86,241,070

CANADA — (2.5%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	8,200	8,507,815
Ω 3.550%, 07/26/27		980	928,247
Ω 3.439%, 05/13/41		15,600	11,621,386

94

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Bank of Montreal
2.750%, 06/15/27	EUR	6,200	$6,558,238
Bank of Nova Scotia
2.450%, 02/02/32		24,975	20,763,234
Barrick North America Finance LLC
5.700%, 05/30/41		4,500	4,733,886
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	5,210,723
Canadian Natural Resources Ltd.
2.950%, 07/15/30		12,722	11,181,911
5.850%, 02/01/35		3,000	3,024,008
6.250%, 03/15/38		6,000	6,398,240
Emera U.S. Finance LP
2.639%, 06/15/31		3,000	2,438,397
Enbridge Energy Partners LP
7.500%, 04/15/38		3,000	3,489,838
Enbridge, Inc.
3.500%, 06/10/24		880	866,402
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31		3,400	2,891,851
ITC Holdings Corp.
3.650%, 06/15/24		9,714	9,548,959
Magna International, Inc.
1.900%, 11/24/23	EUR	2,600	2,836,492
National Bank of Canada
3.750%, 01/25/28	EUR	5,000	5,433,691
Nutrien Ltd.
3.000%, 04/01/25		3,460	3,323,733
Province of Alberta Canada
0.500%, 04/16/25	EUR	16,495	17,203,622
0.625%, 04/18/25	EUR	8,470	8,848,429
Quebec, Province of Canada
0.200%, 04/07/25	EUR	3,300	3,419,092
Rogers Communications, Inc.
7.500%, 08/15/38		2,500	2,832,933
Royal Bank of Canada
0.250%, 05/02/24	EUR	1,900	2,022,577
2.300%, 11/03/31		700	578,313
Spectra Energy Partners LP
4.750%, 03/15/24		1,915	1,902,639
Suncor Energy, Inc.
6.800%, 05/15/38		10,283	11,328,036
6.850%, 06/01/39		3,000	3,278,932
Thomson Reuters Corp.
4.300%, 11/23/23		2,520	2,503,413
Toronto-Dominion Bank
0.375%, 04/25/24	EUR	3,350	3,570,105
0.500%, 01/18/27	EUR	5,900	5,721,275

		Face Amount^ (000)	Value†
CANADA — (Continued)
2.551%, 08/03/27	EUR	5,000	$5,195,284
2.000%, 09/10/31		3,600	2,917,027
3.200%, 03/10/32		41,100	36,460,838
4.456%, 06/08/32		20,850	20,113,966
TransCanada PipeLines Ltd.
4.875%, 01/15/26		3,660	3,664,065
4.250%, 05/15/28		300	293,430
4.625%, 03/01/34		20,566	19,564,968
6.200%, 10/15/37		3,000	3,178,363
7.250%, 08/15/38		7,000	8,095,327

TOTAL CANADA			272,449,685

DENMARK — (0.4%)
Danske Bank AS
0.625%, 05/26/25	EUR	4,283	4,421,860
Ω 4.375%, 06/12/28		2,000	1,894,857
Denmark Government Bond
1.500%, 11/15/23	DKK	238,000	34,874,809
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	592	587,967

TOTAL DENMARK			41,779,493

FINLAND — (0.3%)
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	400	428,949
0.000%, 11/15/24	EUR	24,000	25,126,609
Nordea Bank Abp
1.125%, 02/16/27	EUR	1,900	1,894,550
0.500%, 05/14/27	EUR	3,000	2,929,625
OP Corporate Bank PLC
0.250%, 03/24/26	EUR	2,800	2,772,717
1.375%, 09/04/26	GBP	1,950	2,128,180

TOTAL FINLAND			35,280,630

FRANCE — (1.2%)
Airbus SE
Ω 3.150%, 04/10/27		5,500	5,271,216
Banque Federative du Credit Mutuel SA
2.250%, 12/18/23	GBP	3,400	4,190,184
0.750%, 06/08/26	EUR	2,800	2,806,760
1.000%, 07/16/26	GBP	4,700	5,192,296
1.250%, 05/26/27	EUR	11,900	11,851,837
BNP Paribas SA
1.000%, 04/17/24	EUR	2,000	2,147,824
1.250%, 03/19/25	EUR	5,700	5,998,007
Ω 3.500%, 11/16/27		500	469,695
Ω 4.400%, 08/14/28		2,600	2,524,948
BPCE SA
1.000%, 07/15/24	EUR	17,900	19,093,441
0.625%, 09/26/24	EUR	6,900	7,261,125
1.000%, 04/01/25	EUR	1,000	1,043,006

95

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
0.010%, 01/14/27	EUR	1,700	$1,628,639
0.500%, 02/24/27	EUR	4,800	4,637,354
Bpifrance
0.500%, 05/25/25	EUR	5,000	5,214,402
Credit Agricole SA
1.375%, 05/03/27	EUR	15,400	15,514,322
Electricite de France SA
Ω 3.625%, 10/13/25		6,638	6,499,872
3.875%, 01/12/27	EUR	3,300	3,638,839
LeasePlan Corp. NV
2.125%, 05/06/25	EUR	10,000	10,558,631
Region of Ile de France
0.500%, 06/14/25	EUR	2,000	2,081,327
Societe Generale SA
Ω 3.000%, 01/22/30		5,000	4,210,101
TotalEnergies Capital International SA
3.750%, 04/10/24		4,800	4,744,808
2.829%, 01/10/30		3,400	3,108,550
2.986%, 06/29/41		9,127	7,160,399

TOTAL FRANCE			136,847,583

GERMANY — (1.4%)
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		2,240	2,227,980
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		9,544	9,314,009
Bayer US Finance II LLC
Ω 4.625%, 06/25/38		700	641,728
BMW U.S. Capital LLC
Ω 2.800%, 04/11/26		19,530	18,739,922
Ω 3.300%, 04/06/27		6,742	6,473,697
1.000%, 04/20/27	EUR	7,700	7,811,446
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	13,500	14,227,226
Deutsche Bank AG
2.625%, 02/12/26	EUR	9,500	9,832,225
1.625%, 01/20/27	EUR	2,900	2,812,778
FMS Wertmanagement
0.625%, 12/15/23	GBP	10,000	12,247,233
HeidelbergCement AG
1.500%, 02/07/25	EUR	4,000	4,245,393
Kreditanstalt fuer Wiederaufbau
0.125%, 01/15/24	EUR	22,000	23,712,708
Siemens Financieringsmaatschappij NV
Ω 2.875%, 03/11/41		8,256	6,426,826
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	1,400	1,542,475
0.125%, 03/24/25	EUR	4,800	4,926,140

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Volkswagen Leasing GmbH
0.000%, 07/19/24	EUR	24,497	$25,780,516
1.375%, 01/20/25	EUR	1,083	1,144,784

TOTAL GERMANY			152,107,086

HONG KONG — (0.1%)
Prudential Funding Asia PLC
3.125%, 04/14/30		1,100	989,838
3.625%, 03/24/32		6,000	5,475,030

TOTAL HONG KONG			6,464,868

IRELAND — (0.1%)
Allegion PLC
3.500%, 10/01/29		10,000	9,144,571

ITALY — (0.3%)
Cassa Depositi e Prestiti SpA
1.500%, 06/21/24	EUR	1,800	1,934,839
Intesa Sanpaolo SpA
2.125%, 05/26/25	EUR	4,145	4,397,526
4.750%, 09/06/27	EUR	4,800	5,320,381
Ω 4.000%, 09/23/29		15,800	14,027,951
UniCredit SpA
0.500%, 04/09/25	EUR	9,800	10,124,077

TOTAL ITALY			35,804,774

JAPAN — (1.8%)
American Honda Finance Corp.
2.300%, 09/09/26		14,910	13,929,261
1.800%, 01/13/31		2,500	2,077,133
Beam Suntory, Inc.
3.250%, 06/15/23		764	761,844
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	6,600	6,894,807
JT International Financial Services BV
1.125%, 09/28/25	EUR	3,500	3,608,785
Mitsubishi UFJ Financial Group, Inc.
0.339%, 07/19/24	EUR	420	443,344
3.850%, 03/01/26		1,195	1,157,391
# 3.677%, 02/22/27		2,065	2,032,909
3.741%, 03/07/29		2,700	2,542,374
3.195%, 07/18/29		5,777	5,199,811
2.048%, 07/17/30		14,450	11,875,159
4.286%, 07/26/38		400	368,508
# 3.751%, 07/18/39		11,191	9,688,467
Mizuho Financial Group, Inc.
# 2.839%, 09/13/26		11,800	10,975,978

96

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
MUFG Bank Ltd.
# 3.250%, 09/08/24		3,237	$3,160,011
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	8,616,808
2.679%, 07/16/30		3,600	2,957,970
2.608%, 07/14/31		10,000	7,964,437
NTT Finance Corp.
0.010%, 03/03/25	EUR	1,500	1,551,181
ORIX Corp.
# 2.250%, 03/09/31		10,000	8,298,111
Sumitomo Mitsui Banking Corp.
3.950%, 07/19/23		5,931	5,913,595
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	7,486	7,914,683
3.784%, 03/09/26		2,642	2,572,463
1.546%, 06/15/26	EUR	1,900	1,947,267
3.040%, 07/16/29		18,167	16,253,849
2.130%, 07/08/30		14,250	11,776,470
2.222%, 09/17/31		10,157	8,241,158
# 2.296%, 01/12/41		7,700	5,212,368
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,428	1,540,099
Toyota Motor Credit Corp.
3.200%, 01/11/27		20,836	20,056,267
# 3.650%, 01/08/29		9,908	9,662,054

TOTAL JAPAN			195,194,562

LUXEMBOURG — (0.0%)
ArcelorMittal SA
4.875%, 09/26/26	EUR	2,000	2,252,999

NETHERLANDS — (0.5%)
ABN AMRO Bank NV
2.375%, 06/01/27	EUR	4,600	4,751,976
BNG Bank NV
1.125%, 09/04/24	EUR	5,000	5,350,983
Enel Finance International NV
Ω 3.500%, 04/06/28		2,800	2,617,581
Enexis Holding NV
0.875%, 04/28/26	EUR	9,900	10,154,404
ING Groep NV
3.950%, 03/29/27		4,000	3,841,638
# 4.050%, 04/09/29		4,000	3,823,160
Telefonica Europe BV
8.250%, 09/15/30		16,567	19,507,342
TenneT Holding BV
1.000%, 06/13/26	EUR	2,700	2,794,666

TOTAL NETHERLANDS			52,841,750

		Face Amount^ (000)	Value†
NORWAY — (0.2%)
Equinor ASA
2.650%, 01/15/24		6,950	$6,846,736
1.750%, 01/22/26		3,000	2,804,521
1.250%, 02/17/27	EUR	9,200	9,373,422
Norsk Hydro ASA
1.125%, 04/11/25	EUR	5,000	5,201,422

TOTAL NORWAY			24,226,101

SINGAPORE — (0.1%)
Flex Ltd.
4.875%, 06/15/29		2,300	2,231,057
4.875%, 05/12/30		4,000	3,897,760

TOTAL SINGAPORE			6,128,817

SPAIN — (0.9%)
Banco Bilbao Vizcaya Argentaria SA
0.375%, 10/02/24	EUR	5,000	5,254,302
3.375%, 09/20/27	EUR	15,000	16,228,580
Banco Santander SA
3.750%, 01/16/26	EUR	13,600	14,933,995
0.500%, 02/04/27	EUR	2,900	2,799,428
3.800%, 02/23/28		7,000	6,529,085
3.490%, 05/28/30		4,000	3,547,876
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	17,132,944
4.400%, 07/13/27		1,200	1,143,243
Santander UK PLC
4.000%, 03/13/24		8,788	8,675,396
Telefonica Emisiones SA
7.045%, 06/20/36		13,000	14,444,149
4.665%, 03/06/38		11,755	10,246,196

TOTAL SPAIN			100,935,194

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
Asian Development Bank
1.375%, 12/15/23	GBP	6,300	7,752,051
European Financial Stability Facility
0.000%, 04/19/24	EUR	10,000	10,679,289
1.750%, 06/27/24	EUR	27,296	29,551,420
Inter-American Development Bank
1.250%, 12/15/23	GBP	15,775	19,398,121
6.750%, 07/15/27		1,942	2,132,442

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			69,513,323

97

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SWEDEN — (0.5%)
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	15,000	$15,836,458
4.000%, 11/09/26	EUR	1,000	1,097,101
1.750%, 11/11/26	EUR	14,800	15,225,495
3.750%, 02/07/28	EUR	5,000	5,396,006
Svenska Handelsbanken AB
0.050%, 09/03/26	EUR	4,700	4,551,235
Swedbank AB
0.200%, 01/12/28	EUR	5,000	4,573,901
Volvo Treasury AB
2.625%, 02/20/26	EUR	7,500	8,089,878
2.000%, 08/19/27	EUR	1,900	1,967,873

TOTAL SWEDEN			56,737,947

SWITZERLAND — (0.3%)
Novartis Capital Corp.
2.200%, 08/14/30		3,250	2,873,859
UBS AG
0.010%, 03/31/26	EUR	7,000	6,869,659
0.010%, 06/29/26	EUR	5,000	4,862,687
UBS Group AG
Ω 4.125%, 09/24/25		20,990	20,221,928

TOTAL SWITZERLAND			34,828,133

UNITED KINGDOM — (2.4%)
AstraZeneca PLC
3.375%, 11/16/25		5,230	5,112,188
6.450%, 09/15/37		3,700	4,382,552
AXIS Specialty Finance PLC
4.000%, 12/06/27		19,920	19,286,470
Barclays PLC
3.650%, 03/16/25		14,330	13,714,224
# 4.375%, 01/12/26		9,970	9,714,814
BP Capital Markets America, Inc.
3.119%, 05/04/26		5,615	5,451,693
# 3.017%, 01/16/27		573	548,532
4.234%, 11/06/28		67	67,180
BP Capital Markets PLC
1.876%, 04/07/24	EUR	8,758	9,504,722
0.900%, 07/03/24	EUR	3,400	3,633,011
3.279%, 09/19/27		6,600	6,392,187
British Telecommunications PLC
5.125%, 12/04/28		7,200	7,298,216
Ω 3.250%, 11/08/29		3,000	2,719,003
Diageo Capital PLC
2.375%, 10/24/29		1,350	1,199,118
2.125%, 04/29/32		7,255	6,067,579
HSBC Holdings PLC
0.875%, 09/06/24	EUR	7,520	7,974,975

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
4.300%, 03/08/26		13,770	$13,519,845
4.950%, 03/31/30		13,500	13,319,131
6.100%, 01/14/42		4,500	4,823,970
HSBC USA, Inc.
3.500%, 06/23/24		7,593	7,454,124
Lloyds Bank Corporate Markets PLC
2.375%, 04/09/26	EUR	5,000	5,308,439
Lloyds Banking Group PLC
3.750%, 01/11/27		5,250	4,997,101
4.375%, 03/22/28		9,000	8,698,074
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	3,170	3,364,495
LSEGA Financing PLC
Ω 3.200%, 04/06/41		24,202	18,634,110
Mead Johnson Nutrition Co.
4.125%, 11/15/25		5,131	5,049,977
Motability Operations Group PLC
0.875%, 03/14/25	EUR	6,323	6,634,000
Nationwide Building Society
Ω 3.900%, 07/21/25		4,600	4,479,259
0.250%, 07/22/25	EUR	7,410	7,556,653
2.000%, 04/28/27	EUR	6,400	6,583,984
RELX Capital, Inc.
3.000%, 05/22/30		900	809,241
4.750%, 05/20/32		4,300	4,314,099
Royalty Pharma PLC
3.300%, 09/02/40		45,745	33,374,298
Vodafone Group PLC
7.875%, 02/15/30		7,107	8,310,476
# 6.250%, 11/30/32		2,500	2,741,173

TOTAL UNITED KINGDOM			263,038,913

UNITED STATES — (39.9%)
3M Co.
# 2.875%, 10/15/27		9,290	8,730,129
7-Eleven, Inc.
Ω 1.800%, 02/10/31		12,280	9,824,843
Ω 2.500%, 02/10/41		30,950	21,158,896
Abbott Laboratories
2.950%, 03/15/25		5,200	5,076,536
AbbVie, Inc.
3.600%, 05/14/25		300	293,091
# 4.250%, 11/14/28		25,100	24,908,672
Activision Blizzard, Inc.
3.400%, 06/15/27		5,908	5,685,621
1.350%, 09/15/30		2,800	2,278,791
Acuity Brands Lighting, Inc.
2.150%, 12/15/30		1,642	1,330,811

98

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Advance Auto Parts, Inc.
3.900%, 04/15/30		6,400	$5,871,114
3.500%, 03/15/32		7,300	6,295,624
AEP Texas, Inc.
4.700%, 05/15/32		20,000	19,684,661
Aetna, Inc.
3.500%, 11/15/24		4,959	4,837,901
6.750%, 12/15/37		8,500	9,483,095
Affiliated Managers Group, Inc.
3.500%, 08/01/25		3,410	3,276,520
3.300%, 06/15/30		21,400	18,562,477
Aflac, Inc.
3.600%, 04/01/30		400	377,094
Air Products & Chemicals, Inc.
2.700%, 05/15/40		400	310,027
Allstate Corp.
5.350%, 06/01/33		7,500	7,674,896
Altria Group, Inc.
1.700%, 06/15/25	EUR	10,000	10,534,168
4.800%, 02/14/29		60	59,579
3.400%, 05/06/30		10,700	9,538,671
2.450%, 02/04/32		27,231	21,659,861
3.400%, 02/04/41		5,000	3,535,294
Amazon.com, Inc.
# 3.150%, 08/22/27		6,200	5,973,114
1.500%, 06/03/30		8,616	7,201,876
2.100%, 05/12/31		55,400	47,573,222
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		2,500	2,111,611
Amdocs Ltd.
2.538%, 06/15/30		2,000	1,705,361
American Electric Power Co., Inc.
4.300%, 12/01/28		200	196,914
American Express Co.
3.300%, 05/03/27		13,329	12,693,658
American Tower Corp.
0.450%, 01/15/27	EUR	9,800	9,480,004
2.700%, 04/15/31		300	253,558
2.300%, 09/15/31		12,575	10,199,585
# 4.050%, 03/15/32		3,125	2,897,801
American Water Capital Corp.
3.850%, 03/01/24		2,115	2,095,892
2.950%, 09/01/27		184	174,095
3.450%, 06/01/29		75	70,877
Ameriprise Financial, Inc.
4.500%, 05/13/32		9,800	9,510,681
AmerisourceBergen Corp.
2.800%, 05/15/30		29,884	26,309,777
Amgen, Inc.
2.600%, 08/19/26		7,575	7,127,300
2.300%, 02/25/31		4,200	3,558,373
2.000%, 01/15/32		9,600	7,779,754
3.350%, 02/22/32		14,200	12,857,374

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.150%, 02/21/40	26,545	$20,657,651
2.800%, 08/15/41	26,250	19,128,624
Amphenol Corp.
2.800%, 02/15/30	400	358,217
Analog Devices, Inc.
Ω 3.450%, 06/15/27	5,531	5,368,493
2.800%, 10/01/41	800	614,453
Aon Corp.
4.500%, 12/15/28	2,300	2,273,193
3.750%, 05/02/29	300	287,572
2.800%, 05/15/30	14,600	12,851,362
Aon Global Ltd.
3.500%, 06/14/24	8,747	8,590,222
Apple, Inc.
2.900%, 09/12/27	400	384,283
3.000%, 11/13/27	8,420	8,122,357
1.650%, 02/08/31	14,633	12,361,303
Applied Materials, Inc.
3.300%, 04/01/27	12,995	12,582,637
5.850%, 06/15/41	400	445,097
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,232,030
2.600%, 08/15/29	5,646	4,959,571
2.200%, 12/15/31	31,150	25,047,611
5.050%, 09/01/41	400	375,898
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	11,241,620
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31	4,750	3,781,006
Assurant, Inc.
2.650%, 01/15/32	4,000	3,051,283
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	5,000	4,378,147
AT&T, Inc.
2.750%, 06/01/31	1,000	862,334
# 2.550%, 12/01/33	18,868	15,190,023
3.500%, 06/01/41	27,000	21,272,948
Atmos Energy Corp.
1.500%, 01/15/31	750	604,785
Autodesk, Inc.
4.375%, 06/15/25	3,015	2,987,590
3.500%, 06/15/27	10,809	10,462,836
2.400%, 12/15/31	400	335,479
Automatic Data Processing, Inc.
1.250%, 09/01/30	5,657	4,664,539
AutoZone, Inc.
3.250%, 04/15/25	5,203	5,042,276
Avnet, Inc.
4.625%, 04/15/26	4,760	4,686,824
3.000%, 05/15/31	17,500	14,282,752
5.500%, 06/01/32	13,180	12,788,480

99

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Baker Hughes Holdings LLC
5.125%, 09/15/40		2,677	$2,621,986
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		300	285,241
Bank of America Corp.
5.875%, 02/07/42		24,900	26,822,774
Bank of New York Mellon Corp.
1.600%, 04/24/25		14,050	13,216,486
2.800%, 05/04/26		88	84,031
BAT Capital Corp.
4.906%, 04/02/30		20,600	19,886,538
Bayer U.S. Finance II LLC
Ω 4.375%, 12/15/28		14,000	13,583,970
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		28,700	24,934,491
1.450%, 10/15/30		82,003	68,278,728
Berkshire Hathaway, Inc.
3.125%, 03/15/26		21,400	20,875,718
Best Buy Co., Inc.
4.450%, 10/01/28		19,093	18,989,983
# 1.950%, 10/01/30		13,000	10,663,427
Biogen, Inc.
4.050%, 09/15/25		6,550	6,422,320
2.250%, 05/01/30		20,387	17,348,078
Black Hills Corp.
2.500%, 06/15/30		2,650	2,231,019
4.350%, 05/01/33		5,728	5,306,142
BlackRock, Inc.
# 3.250%, 04/30/29		5,742	5,501,886
2.400%, 04/30/30		34,900	30,939,962
1.900%, 01/28/31		56,117	47,091,614
BMW U.S. Capital LLC
Ω 4.150%, 04/09/30		1,330	1,313,873
Boardwalk Pipelines LP
3.600%, 09/01/32		9,310	8,126,867
Boeing Co.
2.500%, 03/01/25		6,399	6,097,749
2.600%, 10/30/25		2,168	2,046,369
3.200%, 03/01/29		4,600	4,212,445
2.950%, 02/01/30		5,400	4,793,177
3.600%, 05/01/34		2,000	1,720,256
3.250%, 02/01/35		2,463	2,015,193
3.550%, 03/01/38		2,150	1,703,431
Booking Holdings, Inc.
4.000%, 11/15/26	EUR	1,900	2,132,343
1.800%, 03/03/27	EUR	700	726,832
4.625%, 04/13/30		5,410	5,439,180
Boston Properties LP
3.250%, 01/30/31		2,300	1,883,668

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Boston Scientific Corp.
4.550%, 03/01/39	1,264	$1,190,481
BP Capital Markets America, Inc.
2.721%, 01/12/32	2,300	2,012,318
3.060%, 06/17/41	50,100	39,068,973
Brighthouse Financial, Inc.
# 5.625%, 05/15/30	3,000	2,930,120
Bristol-Myers Squibb Co.
4.125%, 06/15/39	19,900	18,647,409
2.350%, 11/13/40	400	289,707
3.550%, 03/15/42	800	681,620
Brixmor Operating Partnership LP
4.050%, 07/01/30	5,600	5,061,438
2.500%, 08/16/31	1,850	1,454,995
Broadcom, Inc.
4.300%, 11/15/32	31,000	28,423,952
Ω 2.600%, 02/15/33	200	157,836
Ω 3.419%, 04/15/33	200	168,328
Ω 3.469%, 04/15/34	5,000	4,130,834
Ω 3.137%, 11/15/35	17,502	13,549,352
Ω 4.926%, 05/15/37	1,000	912,793
Ω 3.500%, 02/15/41	8,150	6,113,871
Broadstone Net Lease LLC
2.600%, 09/15/31	360	264,143
Brown & Brown, Inc.
4.200%, 09/15/24	4,660	4,604,784
2.375%, 03/15/31	3,000	2,457,189
Bunge Ltd. Finance Corp.
3.750%, 09/25/27	15,000	14,460,471
Burlington Northern Santa Fe LLC
6.150%, 05/01/37	400	455,727
5.750%, 05/01/40	400	431,710
5.050%, 03/01/41	400	400,966
5.400%, 06/01/41	400	416,619
4.950%, 09/15/41	400	397,768
4.400%, 03/15/42	400	371,791
Camden Property Trust
2.800%, 05/15/30	300	261,311
Campbell Soup Co.
4.150%, 03/15/28	3,028	2,981,495
Capital One Financial Corp.
3.750%, 04/24/24	4,607	4,508,138
3.200%, 02/05/25	2,300	2,194,036
3.750%, 03/09/27	12,365	11,584,005
3.800%, 01/31/28	3,600	3,362,846
Cargill, Inc.
Ω 2.125%, 04/23/30	5,460	4,680,951
Carrier Global Corp.
2.700%, 02/15/31	2,500	2,147,631
Caterpillar, Inc.
3.803%, 08/15/42	800	717,716

100

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		4,800	$4,719,736
Charles Schwab Corp.
3.000%, 03/10/25		12,777	12,194,396
3.625%, 04/01/25		5,758	5,569,426
2.300%, 05/13/31		400	326,862
1.950%, 12/01/31		1,500	1,173,870
2.900%, 03/03/32		14,300	12,089,483
Chevron Corp.
# 1.554%, 05/11/25		3,254	3,076,212
Chevron USA, Inc.
3.250%, 10/15/29		2,485	2,362,933
Choice Hotels International, Inc.
3.700%, 12/01/29		2,750	2,494,808
Chubb Corp.
6.000%, 05/11/37		400	445,607
6.500%, 05/15/38		400	464,916
Chubb INA Holdings, Inc.
3.350%, 05/15/24		4,320	4,249,234
Cigna Group
3.500%, 06/15/24		1,792	1,762,156
3.400%, 03/01/27		11,320	10,870,719
2.400%, 03/15/30		2,167	1,878,954
2.375%, 03/15/31		19,300	16,356,692
4.800%, 08/15/38		35,497	34,442,395
3.200%, 03/15/40		15,445	12,164,019
Cincinnati Financial Corp.
6.920%, 05/15/28		3,200	3,574,490
Citigroup, Inc.
2.375%, 05/22/24	EUR	1,175	1,276,312
1.750%, 01/28/25	EUR	4,200	4,485,255
2.125%, 09/10/26	EUR	4,900	5,102,588
8.125%, 07/15/39		15,697	20,287,649
5.875%, 01/30/42		10,125	10,798,321
Clorox Co.
3.100%, 10/01/27		3,077	2,931,615
3.900%, 05/15/28		14,312	13,998,090
CMS Energy Corp.
3.600%, 11/15/25		3,163	3,050,088
3.000%, 05/15/26		3,742	3,564,578
CNA Financial Corp.
4.500%, 03/01/26		21,057	20,865,953
3.900%, 05/01/29		1,650	1,567,710
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,568,600
Coca-Cola Co.
1.875%, 09/22/26	EUR	5,708	6,009,997
2.900%, 05/25/27		1,535	1,470,529
2.875%, 05/05/41		400	322,200
Comcast Corp.
3.150%, 03/01/26		7,998	7,769,346
3.150%, 02/15/28		2,200	2,097,229

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.250%, 10/15/30	7,600	$7,526,722
# 4.250%, 01/15/33	21,467	21,008,767
7.050%, 03/15/33	14,000	16,614,347
6.500%, 11/15/35	400	461,188
3.200%, 07/15/36	400	339,896
3.900%, 03/01/38	800	720,443
4.600%, 10/15/38	800	772,882
3.250%, 11/01/39	2,200	1,785,233
3.750%, 04/01/40	15,100	13,032,184
Comerica, Inc.
4.000%, 02/01/29	3,665	3,134,390
Conagra Brands, Inc.
4.850%, 11/01/28	170	169,872
5.300%, 11/01/38	25,700	25,383,609
ConocoPhillips
5.900%, 05/15/38	400	438,749
6.500%, 02/01/39	800	939,400
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24	1,280	1,243,307
5.300%, 03/01/35	400	410,832
6.750%, 04/01/38	400	466,249
5.700%, 06/15/40	400	412,962
4.200%, 03/15/42	1,174	1,025,033
Constellation Brands, Inc.
3.600%, 02/15/28	7,225	6,920,206
3.150%, 08/01/29	7,000	6,433,836
Constellation Energy Generation LLC
5.750%, 10/01/41	2,300	2,276,961
Costco Wholesale Corp.
1.600%, 04/20/30	30,100	25,602,676
1.750%, 04/20/32	74	61,154
Cox Communications, Inc.
Ω 3.850%, 02/01/25	6,790	6,629,989
Ω 4.800%, 02/01/35	8,981	8,298,609
CRH America Finance, Inc.
Ω 3.950%, 04/04/28	1,520	1,469,390
Crown Castle, Inc.
3.100%, 11/15/29	400	359,465
2.100%, 04/01/31	300	244,989
2.900%, 04/01/41	17,205	12,298,459
CVS Health Corp.
3.375%, 08/12/24	10,857	10,650,623
3.875%, 07/20/25	105	103,311
3.250%, 08/15/29	3,800	3,501,005
2.700%, 08/21/40	4,600	3,294,903
Deere & Co.
3.900%, 06/09/42	400	369,233
Dell International LLC/EMC Corp.
Ω 3.375%, 12/15/41	5,000	3,549,305
Devon Energy Corp.
5.600%, 07/15/41	4,800	4,678,636

101

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
DH Europe Finance II Sarl
3.250%, 11/15/39		400	$334,757
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		9,525	7,897,497
Discover Bank
4.650%, 09/13/28		2,800	2,677,262
Discovery Communications LLC
3.900%, 11/15/24		4,796	4,673,517
3.450%, 03/15/25		4,209	4,062,681
Dollar Tree, Inc.
4.200%, 05/15/28		17,841	17,492,286
Dominion Energy, Inc.
3.375%, 04/01/30		200	182,437
Duke Energy Corp.
3.750%, 04/15/24		3,205	3,153,054
2.550%, 06/15/31		300	252,718
3.300%, 06/15/41		25,250	19,304,800
Duquesne Light Holdings, Inc.
Ω 2.532%, 10/01/30		1,500	1,233,142
Ω 2.775%, 01/07/32		641	517,372
Eagle Materials, Inc.
2.500%, 07/01/31		3,400	2,770,743
Eastman Chemical Co.
3.800%, 03/15/25		8,127	7,936,658
Eaton Corp.
4.000%, 11/02/32		13,105	12,592,078
Eaton Vance Corp.
3.500%, 04/06/27		10,062	9,533,644
Ecolab, Inc.
1.000%, 01/15/24	EUR	1,010	1,093,221
2.700%, 11/01/26		2,959	2,822,354
5.500%, 12/08/41		1,000	1,056,604
EIDP, Inc.
2.300%, 07/15/30		4,000	3,451,613
Elevance Health, Inc.
3.500%, 08/15/24		3,786	3,715,416
4.101%, 03/01/28		11,400	11,231,411
5.950%, 12/15/34		1,300	1,396,390
4.625%, 05/15/42		400	372,129
Emerson Electric Co.
3.150%, 06/01/25		4,912	4,812,869
Enterprise Products Operating LLC
3.900%, 02/15/24		1,280	1,266,186
6.875%, 03/01/33		1,800	2,066,796
6.125%, 10/15/39		4,800	5,214,900
6.450%, 09/01/40		5,000	5,465,340
5.700%, 02/15/42		400	409,167
EOG Resources, Inc.
4.375%, 04/15/30		3,800	3,811,275
Equifax, Inc.
3.100%, 05/15/30		200	175,435
Equinix, Inc.
# 3.200%, 11/18/29		2,500	2,245,441

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
2.500%, 05/15/31		6,900	$5,699,936
3.900%, 04/15/32		75	68,338
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		6,590	6,467,165
ERP Operating LP
2.500%, 02/15/30		2,400	2,083,142
Eversource Energy
4.250%, 04/01/29		600	590,577
Exelon Corp.
3.400%, 04/15/26		8,140	7,861,288
Experian Finance PLC
1.375%, 06/25/26	EUR	2,000	2,060,717
Extra Space Storage LP
2.350%, 03/15/32		13,100	10,421,453
FedEx Corp.
3.400%, 02/15/28		4,450	4,235,558
4.900%, 01/15/34		2,075	2,069,693
3.900%, 02/01/35		2,800	2,523,573
3.250%, 05/15/41		9,750	7,442,677
Fidelity National Financial, Inc.
3.400%, 06/15/30		19,454	17,215,420
2.450%, 03/15/31		1,800	1,469,262
Fidelity National Information Services, Inc.
3.100%, 03/01/41		10,000	7,037,468
First American Financial Corp.
2.400%, 08/15/31		17,544	13,635,182
Flowserve Corp.
2.800%, 01/15/32		29,138	23,562,972
FMR LLC
Ω 4.950%, 02/01/33		2,400	2,303,239
Fortune Brands Innovations, Inc.
3.250%, 09/15/29		4,300	3,853,957
4.000%, 03/25/32		8,200	7,375,978
Fox Corp.
5.476%, 01/25/39		2,000	1,895,421
Franklin Resources, Inc.
1.600%, 10/30/30		1,000	796,941
GATX Corp.
3.250%, 03/30/25		3,170	3,048,813
3.250%, 09/15/26		7,349	6,926,553
3.500%, 06/01/32		6,850	6,077,438
GE Capital Funding LLC
# 4.550%, 05/15/32		2,144	2,119,600
General Dynamics Corp.
4.250%, 04/01/40		5,000	4,668,140
2.850%, 06/01/41		400	310,943
General Mills, Inc.
# 4.200%, 04/17/28		7,400	7,360,155
General Motors Co.
6.800%, 10/01/27		300	317,083
5.150%, 04/01/38		3,669	3,285,910

102

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
1.694%, 03/26/25	EUR	4,600	$4,874,163
5.250%, 03/01/26		13,336	13,326,788
4.350%, 01/17/27		263	254,508
# 3.600%, 06/21/30		6,000	5,258,131
3.100%, 01/12/32		8,400	6,861,525
Georgia Power Co.
3.250%, 04/01/26		2,200	2,114,518
3.250%, 03/30/27		11,066	10,551,542
4.300%, 03/15/42		400	354,834
Georgia-Pacific LLC
7.750%, 11/15/29		800	939,023
Gilead Sciences, Inc.
3.700%, 04/01/24		1,212	1,194,943
4.600%, 09/01/35		800	795,688
# 4.000%, 09/01/36		800	744,474
2.600%, 10/01/40		5,800	4,278,358
5.650%, 12/01/41		9,900	10,617,860
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38		157	186,441
Glencore Funding LLC
#Ω 2.850%, 04/27/31		33,500	28,294,151
Global Payments, Inc.
4.450%, 06/01/28		6,820	6,551,049
2.900%, 11/15/31		400	331,452
Globe Life, Inc.
4.800%, 06/15/32		10,000	9,727,877
Goldman Sachs Group, Inc.
4.000%, 03/03/24		14,004	13,829,022
0.125%, 08/19/24	EUR	2,900	3,048,134
3.375%, 03/27/25	EUR	1,315	1,439,807
3.750%, 05/22/25		6,213	6,049,949
3.750%, 02/25/26		5,700	5,554,164
1.625%, 07/27/26	EUR	5,000	5,153,148
2.600%, 02/07/30		4,600	3,971,154
3.800%, 03/15/30		12,000	11,269,203
# 6.125%, 02/15/33		2,421	2,630,493
6.250%, 02/01/41		750	827,876
Halliburton Co.
2.920%, 03/01/30		800	716,629
6.700%, 09/15/38		5,760	6,413,029
7.450%, 09/15/39		2,200	2,593,138
4.500%, 11/15/41		3,000	2,596,751
Harley-Davidson, Inc.
# 3.500%, 07/28/25		5,193	4,975,345
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		27,200	22,835,388

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Healthcare Realty Holdings LP
2.000%, 03/15/31	2,800	$2,186,404
Home Depot, Inc.
# 5.875%, 12/16/36	200	225,584
3.300%, 04/15/40	1,600	1,333,603
5.400%, 09/15/40	5,600	5,916,015
5.950%, 04/01/41	1,200	1,346,245
Honeywell International, Inc.
2.500%, 11/01/26	18	17,134
5.375%, 03/01/41	670	714,029
HP, Inc.
3.400%, 06/17/30	50,435	44,697,077
2.650%, 06/17/31	1,000	814,348
# 6.000%, 09/15/41	5,000	5,070,665
Humana, Inc.
3.850%, 10/01/24	5,825	5,733,216
Intel Corp.
4.000%, 12/15/32	1,400	1,333,118
4.600%, 03/25/40	25,324	23,821,426
2.800%, 08/12/41	23,576	17,109,907
Intercontinental Exchange, Inc.
3.750%, 12/01/25	11,500	11,278,970
4.600%, 03/15/33	15,000	15,009,150
2.650%, 09/15/40	16,100	11,799,207
International Business Machines Corp.
3.375%, 08/01/23	4,409	4,387,661
3.300%, 01/27/27	26,154	25,206,754
1.950%, 05/15/30	22,940	19,346,045
4.150%, 05/15/39	8,300	7,365,251
2.850%, 05/15/40	31,266	23,182,410
4.000%, 06/20/42	400	342,548
Interpublic Group of Cos., Inc.
4.200%, 04/15/24	1,953	1,925,840
4.750%, 03/30/30	1,175	1,153,673
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,363,176
Intuit, Inc.
1.650%, 07/15/30	1,280	1,066,737
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	3,000	2,311,957
2.700%, 01/15/34	1,500	1,155,877
J M Smucker Co.
3.500%, 03/15/25	3,600	3,515,139
4.250%, 03/15/35	2,000	1,887,136
Jabil, Inc.
3.600%, 01/15/30	23,950	22,036,033
3.000%, 01/15/31	15,033	12,820,473
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	4,983,071

103

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25	9,046	$8,894,941
Jefferies Financial Group, Inc.
2.625%, 10/15/31	20,514	16,530,105
2.750%, 10/15/32	6,280	4,979,799
Johnson & Johnson
# 2.450%, 03/01/26	1,612	1,548,381
1.300%, 09/01/30	18,000	15,107,018
JPMorgan Chase & Co.
3.625%, 05/13/24	9,931	9,795,810
3.900%, 07/15/25	22,016	21,690,730
3.200%, 06/15/26	276	266,578
6.400%, 05/15/38	20,000	22,624,789
5.500%, 10/15/40	3,600	3,731,577
5.600%, 07/15/41	7,100	7,404,518
5.400%, 01/06/42	9,350	9,649,666
Juniper Networks, Inc.
3.750%, 08/15/29	4,000	3,762,909
2.000%, 12/10/30	5,000	4,000,034
Kellogg Co.
3.250%, 04/01/26	6,801	6,559,584
3.400%, 11/15/27	7,300	6,979,909
7.450%, 04/01/31	6,959	8,054,159
Kemper Corp.
# 2.400%, 09/30/30	6,265	5,049,809
3.800%, 02/23/32	24,700	21,353,678
Keurig Dr Pepper, Inc.
4.050%, 04/15/32	200	189,988
Kimco Realty OP LLC
2.250%, 12/01/31	10,200	8,021,361
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	5,800	6,558,323
6.500%, 09/01/39	1,900	2,015,121
Kroger Co.
7.500%, 04/01/31	16,177	18,822,147
L3Harris Technologies, Inc.
3.950%, 05/28/24	2,469	2,437,278
Lazard Group LLC
4.500%, 09/19/28	17,626	16,972,711
4.375%, 03/11/29	400	381,483
Lear Corp.
3.800%, 09/15/27	223	213,461
Legg Mason, Inc.
3.950%, 07/15/24	4,736	4,657,809
4.750%, 03/15/26	9,317	9,231,656
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	10,065	9,710,034
Ω 6.500%, 03/15/35	4,250	4,468,081
Lincoln National Corp.
3.050%, 01/15/30	400	326,654
# 3.400%, 01/15/31	10,680	8,600,558
# 3.400%, 03/01/32	34,700	27,335,292

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Lockheed Martin Corp.
3.550%, 01/15/26		2,400	$2,366,058
3.600%, 03/01/35		671	623,184
4.500%, 05/15/36		1,000	996,946
Loews Corp.
2.625%, 05/15/23		2,681	2,677,857
3.750%, 04/01/26		10,270	10,095,368
Lowe’s Cos., Inc.
2.800%, 09/15/41		25,000	17,713,896
LYB International Finance III LLC
3.375%, 10/01/40		8,000	5,915,915
LyondellBasell Industries NV
5.750%, 04/15/24		1,611	1,613,336
Marathon Petroleum Corp.
3.625%, 09/15/24		6,891	6,753,674
6.500%, 03/01/41		4,500	4,753,739
Marriott International, Inc.
2.750%, 10/15/33		7,200	5,842,832
Mars, Inc.
#Ω 1.625%, 07/16/32		8,150	6,445,409
Ω 3.600%, 04/01/34		400	366,645
Ω 3.875%, 04/01/39		800	698,082
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		8,320	8,163,584
3.750%, 03/14/26		1,700	1,668,860
2.375%, 12/15/31		2,961	2,475,931
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	2,400	2,471,316
1.125%, 03/07/27	EUR	4,800	4,867,844
Medtronic, Inc.
4.375%, 03/15/35		8,065	8,040,825
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		26,296	33,494,631
Merck & Co., Inc.
3.400%, 03/07/29		11,084	10,707,362
1.450%, 06/24/30		56,500	47,022,120
3.900%, 03/07/39		400	366,374
2.350%, 06/24/40		800	590,285
MetLife, Inc.
6.375%, 06/15/34		17,000	19,201,362
5.700%, 06/15/35		6,800	7,243,714
4.125%, 08/13/42		5,000	4,317,875
Micron Technology, Inc.
4.663%, 02/15/30		330	316,230
2.703%, 04/15/32		2,650	2,122,348
3.366%, 11/01/41		24,100	17,048,449
Microsoft Corp.
3.300%, 02/06/27		12,692	12,468,547
Mohawk Industries, Inc.
# 3.625%, 05/15/30		2,800	2,555,387

104

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	2,000	$2,131,432
3.000%, 07/15/26		49	46,514
Morgan Stanley
3.875%, 04/29/24		6,982	6,884,161
3.875%, 01/27/26		15,083	14,722,930
3.625%, 01/20/27		10,526	10,133,141
1.875%, 04/27/27	EUR	5,000	5,096,620
7.250%, 04/01/32		15,766	18,595,668
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		7,696	7,669,879
Mosaic Co.
4.050%, 11/15/27		3,867	3,753,855
Motorola Solutions, Inc.
4.600%, 05/23/29		4,300	4,230,195
2.300%, 11/15/30		25,444	20,859,891
MPLX LP
4.125%, 03/01/27		11,620	11,344,512
4.500%, 04/15/38		4,700	4,219,443
Mylan, Inc.
4.200%, 11/29/23		3,480	3,443,760
National Fuel Gas Co.
2.950%, 03/01/31		5,000	4,049,788
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		2,708	3,276,848
Nestle Holdings, Inc.
Ω 1.250%, 09/15/30		24,000	19,538,107
NetApp, Inc.
3.300%, 09/29/24		3,451	3,359,784
2.700%, 06/22/30		5,000	4,319,645
NewMarket Corp.
2.700%, 03/18/31		4,000	3,366,540
NIKE, Inc.
2.850%, 03/27/30		40,500	37,443,233
Northern Trust Corp.
1.950%, 05/01/30		22,270	18,837,279
Nucor Corp.
3.950%, 05/01/28		5,045	4,915,742
2.700%, 06/01/30		8,000	7,058,398
3.125%, 04/01/32		8,140	7,232,987
6.400%, 12/01/37		6,585	7,615,158
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,348	2,288,808
Omnicom Group, Inc.
4.200%, 06/01/30		12,855	12,411,536
ONE Gas, Inc.
# 4.250%, 09/01/32		6,700	6,576,525
Oracle Corp.
2.650%, 07/15/26		7,252	6,810,469
# 3.250%, 11/15/27		34,794	32,802,048
2.950%, 04/01/30		500	442,938

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.300%, 07/08/34		400	$368,835
3.900%, 05/15/35		800	701,838
Owens Corning
3.875%, 06/01/30		9,226	8,663,806
Paramount Global
# 4.200%, 05/19/32		10,891	9,372,479
Parker-Hannifin Corp.
3.300%, 11/21/24		3,093	3,027,073
3.250%, 06/14/29		6,000	5,594,027
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 3.400%, 11/15/26		200	187,827
PepsiCo, Inc.
2.625%, 04/28/26	EUR	2,800	3,031,816
4.875%, 11/01/40		400	423,139
2.625%, 10/21/41		1,200	929,721
PerkinElmer, Inc.
3.300%, 09/15/29		1,300	1,178,008
Pfizer, Inc.
3.000%, 12/15/26		24,880	24,095,533
1.700%, 05/28/30		3,000	2,540,137
4.000%, 12/15/36		400	385,164
4.100%, 09/15/38		1,600	1,514,769
3.900%, 03/15/39		6,200	5,667,357
7.200%, 03/15/39		200	252,629
2.550%, 05/28/40		2,000	1,513,629
5.600%, 09/15/40		400	435,628
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	774	814,889
3.250%, 11/10/24		6,698	6,551,661
3.125%, 08/17/27		400	380,315
3.375%, 08/15/29		6,400	5,937,537
2.100%, 05/01/30		10,350	8,697,195
6.375%, 05/16/38		10,000	11,062,056
Phillips 66
2.150%, 12/15/30		400	333,754
5.875%, 05/01/42		800	848,386
Piedmont Operating Partnership LP
3.150%, 08/15/30		6,500	4,909,354
PNC Bank NA
2.950%, 02/23/25		1,093	1,047,616
3.250%, 06/01/25		4,680	4,475,825
PPG Industries, Inc.
1.875%, 06/01/25	EUR	2,125	2,261,856
2.800%, 08/15/29		2,403	2,167,784
2.550%, 06/15/30		9,250	8,031,032
PPL Capital Funding, Inc.
3.100%, 05/15/26		5,400	5,166,781
Precision Castparts Corp.
3.250%, 06/15/25		26,684	26,149,467
Primerica, Inc.
2.800%, 11/19/31		15,500	13,078,670

105

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Principal Financial Group, Inc.
3.400%, 05/15/25		2,300	$2,226,567
3.100%, 11/15/26		5,072	4,858,391
2.125%, 06/15/30		400	333,746
Procter & Gamble Co.
# 2.850%, 08/11/27		7,650	7,334,922
Progress Energy, Inc.
7.750%, 03/01/31		2,500	2,922,814
6.000%, 12/01/39		600	621,745
Progressive Corp.
# 3.000%, 03/15/32		16,900	15,205,648
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	4,600	4,348,981
Prologis LP
3.000%, 06/02/26	EUR	6,700	7,230,796
Prudential Financial, Inc.
3.000%, 03/10/40		9,850	7,510,812
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		1,000	1,198,767
PulteGroup, Inc.
7.875%, 06/15/32		3,895	4,546,454
6.375%, 05/15/33		11,000	11,729,770
6.000%, 02/15/35		6,449	6,684,753
QUALCOMM, Inc.
2.150%, 05/20/30		3,600	3,148,875
1.650%, 05/20/32		12,243	9,873,974
Quanta Services, Inc.
2.900%, 10/01/30		302	261,964
Quest Diagnostics, Inc.
# 2.800%, 06/30/31		1,000	875,866
Raytheon Technologies Corp.
4.450%, 11/16/38		1,200	1,142,719
4.700%, 12/15/41		5,600	5,313,451
4.500%, 06/01/42		28,524	26,929,333
Realty Income Corp.
2.850%, 12/15/32		8,967	7,482,146
1.800%, 03/15/33		2,600	1,938,461
Reinsurance Group of America, Inc.
4.700%, 09/15/23		3,840	3,828,980
3.950%, 09/15/26		15,789	15,295,639
3.900%, 05/15/29		4,725	4,443,681
3.150%, 06/15/30		15,455	13,580,080
Roche Holdings, Inc.
Ω 2.625%, 05/15/26		1,000	954,090
Ross Stores, Inc.
1.875%, 04/15/31		9,000	7,303,261
Royalty Pharma PLC
2.200%, 09/02/30		10,000	8,197,058
Salesforce, Inc.
3.700%, 04/11/28		10,800	10,716,227
2.700%, 07/15/41		1,200	897,490

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Sanofi
3.625%, 06/19/28		11,400	$11,213,019
Schlumberger Finance BV
1.375%, 10/28/26	EUR	9,750	10,030,288
Schlumberger Investment SA
2.650%, 06/26/30		9,052	8,127,784
Sherwin-Williams Co.
2.950%, 08/15/29		6,000	5,426,877
Simon Property Group LP
2.450%, 09/13/29		400	348,702
# 2.650%, 07/15/30		20,400	17,524,736
2.200%, 02/01/31		14,208	11,593,569
2.250%, 01/15/32		7,377	5,872,087
6.750%, 02/01/40		800	896,382
4.750%, 03/15/42		400	357,574
Southern California Edison Co.
6.650%, 04/01/29		400	430,593
Southern Power Co.
5.150%, 09/15/41		3,000	2,860,166
Southwest Gas Corp.
3.700%, 04/01/28		2,900	2,754,224
2.200%, 06/15/30		13,700	11,347,778
Spirit Realty LP
2.700%, 02/15/32		14,491	11,450,224
Stanley Black & Decker, Inc.
2.300%, 03/15/30		3,000	2,503,249
5.200%, 09/01/40		400	367,698
State Street Corp.
3.550%, 08/18/25		1,854	1,799,066
Steel Dynamics, Inc.
# 3.250%, 01/15/31		20,925	18,644,462
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31		11,500	9,366,696
Stryker Corp.
3.650%, 03/07/28		22,379	21,680,568
Sutter Health
3.161%, 08/15/40		2,000	1,530,137
Sysco Corp.
3.250%, 07/15/27		1,308	1,246,815
Tapestry, Inc.
3.050%, 03/15/32		16,062	13,301,371
Targa Resources Corp.
4.200%, 02/01/33		3,000	2,725,551
Target Corp.
2.500%, 04/15/26		521	501,732
# 4.000%, 07/01/42		2,100	1,926,120
TCI Communications, Inc.
7.875%, 02/15/26		1,120	1,212,414
Texas Instruments, Inc.
# 2.900%, 11/03/27		2,100	2,001,576
Textron, Inc.
2.450%, 03/15/31		15,590	13,225,555

106

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41		2,700	$2,070,137
Toyota Motor Credit Corp.
3.050%, 01/11/28		9,550	9,077,714
Travelers Cos., Inc.
6.250%, 06/15/37		535	606,272
5.350%, 11/01/40		1,200	1,264,070
Travelers Property Casualty Corp.
6.375%, 03/15/33		400	461,342
Truist Financial Corp.
3.700%, 06/05/25		7,545	7,268,018
TWDC Enterprises 18 Corp.
7.000%, 03/01/32		540	631,299
4.375%, 08/16/41		10,000	9,280,192
U.S. Bancorp
0.850%, 06/07/24	EUR	800	841,533
Union Pacific Corp.
3.250%, 01/15/25		9,115	8,914,651
2.891%, 04/06/36		22,950	19,121,387
3.600%, 09/15/37		1,000	882,918
3.550%, 08/15/39		400	344,200
3.200%, 05/20/41		15,400	12,378,645
3.375%, 02/14/42		5,150	4,268,908
United Parcel Service, Inc.
4.875%, 11/15/40		1,020	1,023,853
UnitedHealth Group, Inc.
2.300%, 05/15/31		350	302,946
4.200%, 05/15/32		18,800	18,433,742
5.800%, 03/15/36		400	441,111
6.625%, 11/15/37		400	472,094
6.875%, 02/15/38		350	425,468
3.500%, 08/15/39		16,638	14,262,925
2.750%, 05/15/40		11,200	8,598,828
5.700%, 10/15/40		2,400	2,588,979
5.950%, 02/15/41		1,000	1,105,005
3.050%, 05/15/41		28,172	22,379,457
4.625%, 11/15/41		1,200	1,161,496
Unum Group
3.875%, 11/05/25		1,977	1,914,085
4.000%, 06/15/29		10,963	10,533,807
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,367	16,616,706
Valero Energy Corp.
7.500%, 04/15/32		580	667,837
6.625%, 06/15/37		11,550	12,673,753
Ventas Realty LP
3.000%, 01/15/30		1,100	954,387
VeriSign, Inc.
# 2.700%, 06/15/31		5,106	4,348,756
Verizon Communications, Inc.
4.329%, 09/21/28		600	593,642
4.016%, 12/03/29		17,153	16,471,131

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
2.355%, 03/15/32		2,733	$2,243,625
VF Corp.
# 2.800%, 04/23/27		200	185,423
# 2.950%, 04/23/30		6,516	5,522,548
Viatris, Inc.
2.700%, 06/22/30		1,000	814,739
3.850%, 06/22/40		10,000	6,905,836
Visa, Inc.
2.050%, 04/15/30		78,659	68,820,394
VMware, Inc.
3.900%, 08/21/27		224	215,727
Vornado Realty LP
3.400%, 06/01/31		8,951	6,361,794
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		23,552	20,800,611
Walt Disney Co.
3.700%, 09/15/24		3,814	3,766,629
1.750%, 01/13/26		1,800	1,690,395
# 2.650%, 01/13/31		16,150	14,315,529
6.200%, 12/15/34		100	114,294
4.625%, 03/23/40		6,500	6,370,490
3.500%, 05/13/40		23,016	19,569,365
6.150%, 02/15/41		400	449,251
Waste Management, Inc.
1.500%, 03/15/31		5,500	4,460,802
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,698,204
Wells Fargo & Co.
0.500%, 04/26/24	EUR	12,349	13,163,877
2.125%, 06/04/24	EUR	6,240	6,746,249
3.000%, 02/19/25		4,264	4,125,497
1.625%, 06/02/25	EUR	3,400	3,570,438
3.000%, 04/22/26		5,073	4,830,892
2.000%, 04/27/26	EUR	5,000	5,212,265
1.375%, 10/26/26	EUR	2,500	2,523,639
1.000%, 02/02/27	EUR	10,000	9,848,940
4.150%, 01/24/29		600	577,561
Welltower OP LLC
4.125%, 03/15/29		1,550	1,452,440
2.750%, 01/15/31		17,596	14,760,348
2.750%, 01/15/32		5,000	4,113,011
Westlake Corp.
3.375%, 06/15/30		11,785	10,476,018
WestRock MWV LLC
8.200%, 01/15/30		19,367	22,757,167
Weyerhaeuser Co.
7.375%, 03/15/32		1,213	1,407,387
Whirlpool Corp.
3.700%, 05/01/25		14,663	14,381,611
# 4.750%, 02/26/29		700	699,415
Williams Cos., Inc.
4.000%, 09/15/25		8,158	7,988,539
# 3.500%, 11/15/30		14,800	13,543,390

107

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
8.750%, 03/15/32	1,000	$1,206,388
6.300%, 04/15/40	20,000	21,100,658
WP Carey, Inc.
2.400%, 02/01/31	2,300	1,881,007
2.450%, 02/01/32	9,800	7,874,910
WRKCo, Inc.
# 4.200%, 06/01/32	1,800	1,671,268
# 3.000%, 06/15/33	19,705	16,110,639
Zoetis, Inc.
3.000%, 09/12/27	14,723	14,007,263

TOTAL UNITED STATES		4,409,585,402

TOTAL BONDS		6,182,731,868

U.S. TREASURY OBLIGATIONS — (23.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	42,482,226
# 6.625%, 02/15/27	34,651	38,301,316
1.125%, 05/15/40	159,000	106,542,421
1.125%, 08/15/40	20,000	13,292,188
1.375%, 11/15/40	112,000	77,520,625
# 1.750%, 08/15/41	195,000	141,839,648
2.000%, 11/15/41	136,000	103,046,562
2.750%, 11/15/42	62,500	53,288,574
U.S. Treasury Notes
0.125%, 07/15/23	45,000	44,539,453
0.125%, 07/31/23	84,000	82,976,250
0.125%, 08/15/23	129,000	127,155,703
0.125%, 08/31/23	55,000	54,108,398
0.125%, 10/15/23	55,000	53,818,359
0.375%, 10/31/23	47,000	45,949,844
0.250%, 11/15/23	35,000	34,130,469
0.500%, 11/30/23	100,000	97,468,750
2.875%, 11/30/23	25,000	24,717,774
0.125%, 12/15/23	85,000	82,542,969
0.750%, 12/31/23	69,000	67,115,976
2.625%, 12/31/23	20,000	19,700,000

	Face Amount^ (000)	Value†
# 0.375%, 04/15/24	60,000	$57,520,313
0.250%, 05/15/24	25,000	23,856,445
2.500%, 05/31/24	30,000	29,282,813
0.250%, 06/15/24	82,000	78,044,140
1.625%, 05/15/26	55,000	51,712,891
1.500%, 08/15/26	78,788	73,484,545
1.625%, 09/30/26	50,000	46,753,906
2.000%, 11/15/26	70,000	66,174,609
1.625%, 11/30/26	39,750	37,083,955
1.500%, 01/31/27	59,500	55,093,281
2.250%, 02/15/27	60,000	57,128,906
2.375%, 05/15/27	91,200	87,053,250
2.250%, 08/15/27	40,000	37,925,000
2.250%, 11/15/27	39,018	36,901,253
2.750%, 02/15/28	47,000	45,391,719
1.125%, 02/29/28	54,000	48,270,938
1.250%, 03/31/28	85,000	76,320,703
1.250%, 04/30/28	80,000	71,696,875
2.875%, 05/15/28	69,000	66,903,047
2.875%, 08/15/28	90,000	87,187,500
3.125%, 11/15/28	75,000	73,458,984
2.625%, 02/15/29	25,000	23,823,242
1.250%, 08/15/31	30,000	25,368,750

TOTAL U.S. TREASURY OBLIGATIONS		2,566,974,570

TOTAL INVESTMENT SECURITIES (Cost $11,288,105,669)		10,466,228,823

	Shares
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	50,339,877	582,281,360

TOTAL INVESTMENTS — (100.0%) (Cost $11,870,341,362)		$11,048,510,183

As of April 30, 2023, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	127,836	USD	152,655	Citibank, N.A.	05/09/23	$8,027
EUR	3,496,713	USD	3,836,946	Bank of America Corp.	05/12/23	18,210
USD	5,741,562	EUR	5,192,327	Bank of America Corp.	05/12/23	16,976
USD	48,349,351	EUR	43,700,793	Citibank, N.A.	05/12/23	168,845
EUR	4,771,906	USD	5,216,423	Citibank, N.A.	05/12/23	44,645
USD	149,710,707	EUR	135,198,488	Barclays Capital	05/15/23	628,181

108

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	146,659,979	EUR	132,990,920	State Street Bank and Trust	05/16/23	$3,522
USD	9,853,292	EUR	8,929,307	Bank of America Corp.	05/26/23	940
USD	9,088,543	EUR	8,223,062	Royal Bank of Canada	05/26/23	15,441

Total Appreciation						$904,787

USD	7,291,590	GBP	5,984,219	Bank of America Corp.	05/09/23	$(230,223)
USD	4,238,403	GBP	3,394,802	Barclays Capital	05/09/23	(28,665)
USD	11,872,180	EUR	10,870,161	Citibank, N.A.	05/09/23	(110,174)
USD	77,892,685	EUR	72,426,848	HSBC Bank	05/09/23	(1,944,598)
USD	53,012,348	EUR	49,693,911	State Street Bank and Trust	05/09/23	(1,766,051)
USD	51,566,025	GBP	41,362,341	State Street Bank and Trust	05/09/23	(424,016)
USD	59,566,777	EUR	54,089,119	Bank of America Corp.	05/12/23	(66,950)
USD	32,651,496	EUR	29,848,757	Citibank, N.A.	05/12/23	(257,019)
USD	1,129,377	EUR	1,028,633	HSBC Bank	05/12/23	(4,699)
USD	6,418,353	EUR	5,844,813	UBS AG	05/12/23	(25,605)
USD	150,148,542	EUR	139,825,505	Barclays Capital	05/22/23	(4,096,557)
USD	34,949,346	DKK	237,635,698	State Street Bank and Trust	05/24/23	(232,132)
USD	26,165,051	EUR	23,812,218	State Street Bank and Trust	05/26/23	(108,698)

Total (Depreciation)						$(9,295,387)

Total Appreciation (Depreciation)						$(8,390,600)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,716,522,385	—	$1,716,522,385
Bonds
Australia	—	187,115,388	—	187,115,388
Austria	—	4,213,579	—	4,213,579
Belgium	—	86,241,070	—	86,241,070
Canada	—	272,449,685	—	272,449,685
Denmark	—	41,779,493	—	41,779,493
Finland	—	35,280,630	—	35,280,630
France	—	136,847,583	—	136,847,583
Germany	—	152,107,086	—	152,107,086
Hong Kong	—	6,464,868	—	6,464,868
Ireland	—	9,144,571	—	9,144,571
Italy	—	35,804,774	—	35,804,774
Japan	—	195,194,562	—	195,194,562
Luxembourg	—	2,252,999	—	2,252,999
Netherlands	—	52,841,750	—	52,841,750
Norway	—	24,226,101	—	24,226,101
Singapore	—	6,128,817	—	6,128,817
Spain	—	100,935,194	—	100,935,194
Supranational Organization Obligations	—	69,513,323	—	69,513,323
Sweden	—	56,737,947	—	56,737,947
Switzerland	—	34,828,133	—	34,828,133

109

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$263,038,913	—	$263,038,913
United States	—	4,409,585,402	—	4,409,585,402
U.S. Treasury Obligations	—	2,566,974,570	—	2,566,974,570
Securities Lending Collateral	—	582,281,360	—	582,281,360
Forward Currency Contracts**	—	(8,390,600)	—	(8,390,600)

TOTAL	—	$11,040,119,583	—	$11,040,119,583

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

110

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face
	Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (19.7%)
Treasury Inflation Protected Security
0.625%, 01/15/24	103,449	$102,006,837
0.500%, 04/15/24	98,628	96,532,175
0.125%, 07/15/24	93,993	91,643,947
0.125%, 10/15/24	94,081	91,471,807
0.250%, 01/15/25	3,810	3,697,869

TOTAL U.S. TREASURY OBLIGATIONS		385,352,635

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.2%)
DFA Intermediate Government Fixed Income Portfolio
DFA Investment Dimensions Group Inc.	87,650,232	982,559,100
DFA Two-Year Global Fixed Income Portfolio
DFA Investment Dimensions Group, Inc.	60,338,169	582,866,710

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,699,576,796)		1,565,425,810

TOTAL INVESTMENT SECURITIES (Cost $2,090,161,518)		1,950,778,445

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.760%	2,592,033	2,592,033

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,092,753,563)		$1,953,370,490

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$385,352,635	—	$385,352,635
Affiliated Investment Companies	$1,565,425,810	—	—	1,565,425,810
Temporary Cash Investments	2,592,033	—	—	2,592,033
Securities Lending Collateral	—	12	—	12

TOTAL	$1,568,017,843	$385,352,647	—	$1,953,370,490

See accompanying Notes to Financial Statements.

111

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation Indexed Bonds
0.250%, 02/15/50	140,409	$100,495,379
0.125%, 02/15/51	146,874	100,327,079
0.125%, 02/15/52	146,856	100,107,425
1.500%, 02/15/53	39,101	39,090,375

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 453,347,888)		340,020,258

TOTAL INVESTMENTS — (100.0%) (Cost $ 453,347,888)		$340,020,258

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$340,020,258	—	$340,020,258

TOTAL	—	$340,020,258	—	$340,020,258

See accompanying Notes to Financial Statements.

112

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (99.9%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$125
0.375%, 01/15/27	117,047	112,625,655
0.375%, 07/15/27	563,776	543,592,558
0.500%, 01/15/28	278,755	268,559,237
0.750%, 07/15/28	109,042	106,612,714
0.875%, 01/15/29	552,126	540,177,490
0.250%, 07/15/29	160,509	151,517,975
0.125%, 01/15/30	238,492	221,338,264
0.125%, 07/15/30	73,908	68,433,643
0.125%, 01/15/31	144,432	132,757,540
0.125%, 07/15/31	105,491	96,574,685
0.125%, 01/15/32	199,653	181,486,548
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/27	117,084	121,006,519
1.750%, 01/15/28	404,451	412,595,087
3.625%, 04/15/28	463,990	515,495,787
2.500%, 01/15/29	472,821	503,683,254
3.875%, 04/15/29	451,459	517,314,931
3.375%, 04/15/32	288,922	339,754,779
2.125%, 02/15/40	418,878	459,648,646
2.125%, 02/15/41	389,820	427,911,092
0.750%, 02/15/42	126,458	109,360,495

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 6,292,948,390)		5,830,447,024

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.760%	7,427,701	7,427,701

TOTAL INVESTMENTS — (100.0%) (Cost $ 6,300,376,091)		$5,837,874,725

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$5,830,447,024	—	$5,830,447,024
Temporary Cash Investments	$7,427,701	—	—	7,427,701

TOTAL	$7,427,701	$5,830,447,024	—	$5,837,874,725

See accompanying Notes to Financial Statements.

113

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (79.9%)
AUSTRALIA — (3.4%)
APA Infrastructure Ltd.
4.200%, 03/23/25		4,000	$3,926,280
Ω 4.200%, 03/23/25		2,300	2,257,611
ASB Finance Ltd.
0.750%, 03/13/24	EUR	1,438	1,539,405
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	1,000	1,094,335
Glencore Funding LLC
Ω 4.625%, 04/29/24		9,283	9,191,786
Ω 1.625%, 04/27/26		2,300	2,086,426
Ω 4.000%, 03/27/27		3,000	2,901,655
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	14,700	9,891,464
Queensland Treasury Corp.
Ω 3.250%, 07/21/26	AUD	1,500	987,612
South Australian Government Financing Authority
3.000%, 07/20/26	AUD	2,000	1,306,682
Stockland Trust
1.625%, 04/27/26	EUR	750	751,907
Telstra Corp. Ltd.
3.125%, 04/07/25		192	186,584
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	15,950	9,803,342
Westpac Banking Corp.
4.125%, 06/04/26	AUD	500	329,923
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
4.376%, 03/17/25	AUD	2,500	1,657,232
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	15,070	15,360,283

TOTAL AUSTRALIA			63,272,527

AUSTRIA — (0.1%)
Erste Group Bank AG
1.500%, 04/07/26	EUR	600	625,220
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	1,600	1,673,789

TOTAL AUSTRIA			2,299,009

		Face Amount^ (000)	Value†
BELGIUM — (1.0%)
Belfius Bank SA
0.010%, 10/15/25	EUR	2,500	$2,517,352
0.000%, 08/28/26	EUR	500	485,464
Dexia Credit Local SA
1.625%, 12/08/23	GBP	1,700	2,093,831
0.000%, 05/29/24	EUR	3,800	4,029,657
0.500%, 01/17/25	EUR	5,000	5,243,316
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	400	430,669
1.875%, 06/19/25	EUR	2,500	2,657,371
Solvay Finance America LLC
Ω 4.450%, 12/03/25		2,000	1,963,963

TOTAL BELGIUM			19,421,623

CANADA — (3.5%)
Bank of Montreal
0.625%, 07/09/24		3,150	2,985,856
2.280%, 07/29/24	CAD	5,750	4,107,695
(r) SOFR + 0.465%, FRN, 5.302%, 01/10/25		523	518,004
1.250%, 09/15/26		2,000	1,781,726
2.750%, 06/15/27	EUR	300	317,334
Bank of Nova Scotia
0.125%, 09/04/26	EUR	1,000	979,274
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r) 5.297%, 01/10/25		825	817,024
Bank of Nova Scotia
2.700%, 08/03/26		2,000	1,871,914
1.300%, 09/15/26		9,182	8,155,447
Canadian Imperial Bank of Commerce
1.250%, 06/22/26		9,362	8,409,705
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.257%, 10/18/24		2,367	2,351,985
Canadian Natural Resources Ltd.
3.900%, 02/01/25		559	547,259
2.050%, 07/15/25		555	522,256
Ontario, Province of Canada
0.500%, 12/15/23	GBP	100	122,342
Royal Bank of Canada
2.352%, 07/02/24	CAD	6,500	4,656,530

114

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
0.125%, 07/23/24	EUR	440	$464,176
(r) SOFR + 0.340%, FRN, 5.177%, 10/07/24		1,325	1,315,268
0.875%, 01/20/26		860	777,742
1.200%, 04/27/26		10,000	9,102,169
Toronto-Dominion Bank
0.375%, 04/25/24	EUR	2,000	2,131,406
1.200%, 06/03/26		1,300	1,160,066
0.500%, 01/18/27	EUR	6,111	5,925,883
2.875%, 04/05/27	GBP	1,500	1,719,745
2.551%, 08/03/27	EUR	2,000	2,078,114
Toronto-Dominion Bank
3.005%, 05/30/23	CAD	5,000	3,685,279

TOTAL CANADA			66,504,199

DENMARK — (0.3%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	1,250	1,305,273
Danske Bank AS
0.625%, 05/26/25	EUR	4,660	4,811,083

TOTAL DENMARK			6,116,356

FINLAND — (0.5%)
Nordea Bank Abp
1.500%, 09/30/26		2,447	2,179,213
Ω 1.500%, 09/30/26		1,500	1,335,847
OP Corporate Bank PLC
0.375%, 06/19/24	EUR	1,600	1,692,184
0.250%, 03/24/26	EUR	1,624	1,608,176
1.375%, 09/04/26	GBP	2,487	2,714,248

TOTAL FINLAND			9,529,668

FRANCE — (5.7%)
Airbus SE
1.625%, 04/07/25	EUR	500	532,227
0.875%, 05/13/26	EUR	2,500	2,556,012
Arval Service Lease SA
0.875%, 02/17/25	EUR	400	414,791
4.125%, 04/13/26	EUR	1,500	1,639,687
Banque Federative du Credit Mutuel SA
0.125%, 02/05/24	EUR	2,000	2,144,651
0.010%, 03/07/25	EUR	12,000	12,324,051
1.000%, 05/23/25	EUR	600	625,240
1.000%, 07/16/26	GBP	1,000	1,104,744
1.250%, 05/26/27	EUR	1,000	995,953
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	3,109	3,306,152
0.000%, 01/22/25	EUR	3,700	3,818,002
BNP Paribas SA
1.000%, 06/27/24	EUR	1,630	1,739,970
3.375%, 01/09/25		5,000	4,830,507

		Face Amount^ (000)	Value†
FRANCE — (Continued)
BPCE SA
1.000%, 07/15/24	EUR	2,100	$2,240,013
Ω 2.375%, 01/14/25		7,200	6,805,217
2.375%, 01/14/25		5,500	5,198,430
0.250%, 01/15/26	EUR	3,000	3,011,190
Ω 1.000%, 01/20/26		600	540,470
Credit Agricole SA
Ω 3.250%, 10/04/24		8,000	7,756,139
1.000%, 09/18/25	EUR	2,000	2,077,052
3.125%, 02/05/26	EUR	700	757,889
4.125%, 01/10/27		1,000	968,852
1.375%, 05/03/27	EUR	1,200	1,208,908
EssilorLuxottica SA
0.125%, 05/27/25	EUR	300	309,662
Kering SA
1.250%, 05/05/25	EUR	300	317,967
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	957,591
LVMH Moet Hennessy Louis Vuitton SE
0.000%, 02/11/26	EUR	1,600	1,618,080
Societe Generale SA
Ω 4.250%, 09/14/23		5,000	4,951,882
Ω 2.625%, 10/16/24		1,700	1,616,498
2.625%, 01/22/25		5,000	4,705,886
Ω 2.625%, 01/22/25		4,420	4,160,003
0.125%, 02/24/26	EUR	3,100	3,077,834
0.250%, 07/08/27	EUR	1,500	1,420,939
TotalEnergies Capital International SA
0.250%, 07/12/23	EUR	1,500	1,643,224
2.875%, 11/19/25	EUR	1,500	1,644,983
1.660%, 07/22/26	GBP	100	114,527
Unedic Asseo
2.375%, 05/25/24	EUR	1,100	1,198,551
Vinci SA
2.250%, 03/15/27	GBP	400	457,940
WEA Finance LLC
2.875%, 01/15/27		14,903	13,025,587

TOTAL FRANCE			107,817,301

GERMANY — (4.8%)
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		5,000	4,887,671
Ω 4.250%, 12/15/25		7,700	7,549,751
BMW Finance NV
0.625%, 10/06/23	EUR	2,200	2,396,715
0.500%, 02/22/25	EUR	2,580	2,713,301
0.000%, 01/11/26	EUR	580	588,345
BMW U.S. Capital LLC
Ω 3.450%, 04/01/27		5,000	4,861,242
1.000%, 04/20/27	EUR	3,144	3,189,505

115

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Daimler Truck Finance North America LLC
Ω 3.650%, 04/07/27		5,000	$4,794,223
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	5,300	5,585,504
Deutsche Bank AG
1.686%, 03/19/26		2,410	2,157,045
FMS Wertmanagement
0.625%, 12/15/23	GBP	200	244,945
Fresenius Medical Care AG & Co. KGaA
3.875%, 09/20/27	EUR	500	546,063
HOWOGE Wohnungsbaugesellschaft mbH
0.000%, 11/01/24	EUR	3,500	3,624,173
Kreditanstalt fuer Wiederaufbau
1.625%, 04/03/24	NOK	86,330	7,933,153
3.200%, 09/11/26	AUD	600	391,946
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	1,500	1,845,029
4.250%, 08/07/25	AUD	4,200	2,796,959
Landwirtschaftliche Rentenbank
1.125%, 12/15/23	GBP	3,600	4,422,957
4.750%, 05/06/26	AUD	2,000	1,365,441
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		10,536	9,679,346
Mercedes-Benz International Finance BV
2.000%, 09/04/23	GBP	2,300	2,861,863
0.000%, 02/08/24	EUR	2,000	2,152,382
2.625%, 04/07/25	EUR	998	1,090,488
1.500%, 02/09/27	EUR	950	985,385
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	400	411,317
NRW Bank
1.050%, 03/31/26	AUD	580	352,840
Siemens Financieringsmaatschappij NV
0.250%, 06/05/24	EUR	400	426,732
0.000%, 09/05/24	EUR	580	613,020
1.000%, 02/20/25	GBP	500	587,692
2.250%, 03/10/25	EUR	1,200	1,296,917
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		500	484,787
Ω 4.350%, 06/08/27		5,000	4,926,200

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Volkswagen Leasing GmbH
0.375%, 07/20/26	EUR	3,000	$2,949,214

TOTAL GERMANY			90,712,151

IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500%, 01/15/25		3,000	2,874,116
1.750%, 01/30/26		12,800	11,483,687
4.450%, 04/03/26		150	145,122
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	833,966

TOTAL IRELAND			15,336,891

ITALY — (0.9%)
Eni Finance International SA
1.275%, 05/05/25	EUR	1,000	1,058,955
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		5,900	5,686,997
Republic of Italy Government International Bond
6.875%, 09/27/23		5,500	5,523,870
2.375%, 10/17/24		3,961	3,792,364
1.250%, 02/17/26		686	616,104

TOTAL ITALY			16,678,290

JAPAN — (6.3%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		8,500	7,683,521
American Honda Finance Corp.
1.950%, 10/18/24	EUR	1,440	1,551,803
Development Bank of Japan, Inc.
0.875%, 10/10/25	EUR	3,900	4,035,175
East Japan Railway Co.
2.614%, 09/08/25	EUR	3,500	3,784,841
JT International Financial Services BV
1.125%, 09/28/25	EUR	600	618,649
Mitsubishi UFJ Financial Group, Inc.
3.407%, 03/07/24		1,000	984,295
0.978%, 06/09/24	EUR	960	1,024,059
0.339%, 07/19/24	EUR	6,550	6,914,055
2.193%, 02/25/25		8,500	8,040,030
1.412%, 07/17/25		2,500	2,299,413
2.757%, 09/13/26		786	729,658

116

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	1,750	$1,834,551
0.214%, 10/07/25	EUR	250	253,373
Ω 3.477%, 04/12/26		950	912,807
0.184%, 04/13/26	EUR	4,000	3,946,963
1.631%, 04/08/27	EUR	9,574	9,659,652
Nomura Holdings, Inc.
2.648%, 01/16/25		600	569,172
1.851%, 07/16/25		6,215	5,708,485
1.653%, 07/14/26		5,528	4,898,746
2.329%, 01/22/27		2,000	1,777,469
NTT Finance Corp.
0.010%, 03/03/25	EUR	2,050	2,119,947
0.082%, 12/13/25	EUR	300	303,475
ORIX Corp.
1.919%, 04/20/26	EUR	3,750	3,899,190
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23		1,988	1,967,400
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		6,500	6,298,035
0.934%, 10/11/24	EUR	800	845,812
0.948%, 01/12/26		3,500	3,139,669
1.546%, 06/15/26	EUR	7,580	7,768,572
2.632%, 07/14/26		3,000	2,803,329
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		3,200	3,050,266
2.800%, 03/10/27		6,500	6,075,147
Takeda Pharmaceutical Co. Ltd.
2.250%, 11/21/26	EUR	1,500	1,583,431
Toyota Finance Australia Ltd.
0.250%, 04/09/24	EUR	2,000	2,138,432
2.004%, 10/21/24	EUR	970	1,046,145
0.064%, 01/13/25	EUR	3,450	3,580,907
Toyota Motor Credit Corp.
0.750%, 11/19/26	GBP	1,049	1,143,594
Toyota Motor Finance Netherlands BV
0.625%, 09/26/23	EUR	1,500	1,634,210
0.000%, 10/27/25	EUR	800	809,821
0.750%, 12/19/25	GBP	1,500	1,698,320

TOTAL JAPAN			119,132,419

NETHERLANDS — (1.5%)
BNG Bank NV
3.250%, 07/15/25	AUD	1,500	979,949
Cooperatieve Rabobank UA
0.625%, 02/27/24	EUR	6,000	6,443,896
Ω 2.625%, 07/22/24		1,000	968,108
de Volksbank NV
0.010%, 09/16/24	EUR	1,900	1,989,224

		Face Amount^ (000)	Value†
NETHERLANDS — (Continued)
Enexis Holding NV
0.875%, 04/28/26	EUR	1,400	$1,435,976
ING Groep NV
3.550%, 04/09/24		4,000	3,919,732
1.125%, 02/14/25	EUR	1,000	1,053,190
Ω 4.625%, 01/06/26		8,525	8,412,105
Royal Schiphol Group NV
2.000%, 10/05/26	EUR	700	735,309
TenneT Holding BV
1.000%, 06/13/26	EUR	200	207,012
1.625%, 11/17/26	EUR	2,500	2,633,763

TOTAL NETHERLANDS			28,778,264

NEW ZEALAND — (1.0%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	31,000	18,272,654

NORWAY — (1.3%)
Aker BP ASA
Ω 2.875%, 01/15/26		3,000	2,852,312
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	60,039
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	214,700	20,032,462
Statkraft AS
1.125%, 03/20/25	EUR	440	463,517
Telenor ASA
2.625%, 12/06/24	EUR	500	542,421
0.750%, 05/31/26	EUR	400	405,294

TOTAL NORWAY			24,356,045

SPAIN — (2.2%)
Autonomous Community of Madrid
4.125%, 05/21/24	EUR	5,000	5,544,994
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	8,300	8,714,148
0.375%, 11/15/26	EUR	700	689,602
3.375%, 09/20/27	EUR	3,000	3,245,716
Banco Santander SA
2.746%, 05/28/25		2,000	1,884,738
1.849%, 03/25/26		1,000	905,454
Santander Holdings USA, Inc.
3.500%, 06/07/24		1,550	1,509,058
4.500%, 07/17/25		1,000	974,016
3.244%, 10/05/26		6,000	5,528,180
Telefonica Emisiones SA
4.103%, 03/08/27		12,200	11,815,781

TOTAL SPAIN			40,811,687

117

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.2%)
Asian Development Bank
1.625%, 01/28/25	NZD	667	$387,073
0.800%, 11/06/25	AUD	15,650	9,640,901
0.500%, 05/05/26	AUD	10,700	6,451,473
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	17,500	10,539,772
European Investment Bank
1.500%, 01/26/24	NOK	50,000	4,609,155
Inter-American Development Bank
1.250%, 12/15/23	GBP	1,100	1,352,642
2.750%, 10/30/25	AUD	1,000	646,995
4.250%, 06/11/26	AUD	21,500	14,471,912
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	1,572	947,082
International Finance Corp.
1.250%, 12/15/23	GBP	890	1,094,281
0.375%, 09/10/25	NZD	2,000	1,108,302
3.200%, 07/22/26	AUD	2,500	1,631,951
Nordic Investment Bank
1.875%, 04/10/24	NOK	75,000	6,903,627

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			59,785,166

SWEDEN — (2.0%)
Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	10,000	961,352
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	1,500	1,543,653
SBAB Bank AB
1.875%, 12/10/25	EUR	2,200	2,318,564
Skandinaviska Enskilda Banken AB
Ω 1.200%, 09/09/26		5,250	4,639,286
4.000%, 11/09/26	EUR	1,750	1,919,926
1.750%, 11/11/26	EUR	6,150	6,326,811
Svenska Handelsbanken AB
1.000%, 04/15/25	EUR	660	692,823
Swedbank AB
0.400%, 08/29/23	EUR	250	272,759
0.250%, 10/09/24	EUR	1,200	1,254,789
0.750%, 05/05/25	EUR	750	776,880
0.250%, 11/02/26	EUR	2,200	2,138,263
1.300%, 02/17/27	EUR	1,000	987,926
Vattenfall AB
3.250%, 04/18/24	EUR	800	880,323

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
Volvo Treasury AB
0.625%, 02/14/25	EUR	2,641	$2,766,662
1.625%, 09/18/25	EUR	1,780	1,878,024
2.625%, 02/20/26	EUR	5,500	5,932,577
2.000%, 08/19/27	EUR	2,918	3,022,238

TOTAL SWEDEN			38,312,856

SWITZERLAND — (1.0%)
ABB Finance BV
0.625%, 03/31/24	EUR	480	515,028
Argentum Netherlands BV for Givaudan SA
1.125%, 09/17/25	EUR	1,200	1,249,166
UBS AG
0.010%, 03/31/26	EUR	4,410	4,327,886
Ω 1.250%, 06/01/26		4,000	3,544,260
UBS Group AG
4.125%, 09/24/25		3,000	2,890,223
4.125%, 04/15/26		5,000	4,784,768
1.250%, 09/01/26	EUR	580	575,034

TOTAL SWITZERLAND			17,886,365

UNITED KINGDOM — (5.3%)
Barclays PLC
3.125%, 01/17/24	GBP	322	397,458
4.375%, 01/12/26		11,400	11,108,213
BAT Capital Corp.
3.222%, 08/15/24		1,500	1,459,190
3.215%, 09/06/26		6,900	6,543,348
BAT International Finance PLC
Ω 3.950%, 06/15/25		2,000	1,957,485
1.668%, 03/25/26		6,000	5,463,005
BP Capital Markets PLC
1.876%, 04/07/24	EUR	3,072	3,333,924
0.900%, 07/03/24	EUR	2,500	2,671,332
2.972%, 02/27/26	EUR	2,662	2,899,497
2.213%, 09/25/26	EUR	3,000	3,170,539
1.573%, 02/16/27	EUR	338	347,953
CNH Industrial Capital LLC
4.200%, 01/15/24		210	207,624
Diageo Finance PLC
0.500%, 06/19/24	EUR	174	185,521
1.750%, 09/23/24	EUR	1,200	1,294,301
1.000%, 04/22/25	EUR	1,800	1,897,808
HSBC Holdings PLC
3.600%, 05/25/23		775	774,003
4.300%, 03/08/26		500	490,917
3.900%, 05/25/26		9,500	9,181,719
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	855	888,631

118

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CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
Lloyds Bank PLC
1.250%, 01/13/25	EUR	800	$845,230
Lloyds Banking Group PLC
4.450%, 05/08/25		5,000	4,910,652
3.750%, 01/11/27		3,570	3,398,028
Lseg Netherlands BV
0.000%, 04/06/25	EUR	1,980	2,039,425
LSEGA Financing PLC
Ω 1.375%, 04/06/26		4,064	3,643,355
Mead Johnson Nutrition Co.
4.125%, 11/15/25		1,113	1,095,425
Motability Operations Group PLC
0.875%, 03/14/25	EUR	2,000	2,098,371
0.375%, 01/03/26	EUR	1,200	1,218,204
Nationwide Building Society
0.250%, 07/22/25	EUR	4,150	4,232,134
Ω 1.500%, 10/13/26		10,021	8,871,658
1.500%, 10/13/26		1,500	1,327,960
2.000%, 04/28/27	EUR	1,280	1,316,797
NatWest Group PLC
4.800%, 04/05/26		3,455	3,440,434
NatWest Markets PLC
Ω 0.800%, 08/12/24		700	660,639
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	600	611,908
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,475,393
Standard Chartered PLC
Ω 3.200%, 04/17/25		2,000	1,902,820
4.050%, 04/12/26		1,800	1,747,699
Unilever Finance Netherlands BV
0.750%, 02/28/26	EUR	930	957,791

TOTAL UNITED KINGDOM			100,066,391

UNITED STATES — (35.1%)
AES Corp.
1.375%, 01/15/26		3,000	2,719,347
American Express Co., SOFR + 0.930%, FRN
(r) 5.710%, 03/04/25		829	828,876
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,088,745
American Tower Corp.
4.000%, 06/01/25		700	687,497
1.600%, 04/15/26		7,500	6,822,820
3.375%, 10/15/26		3,000	2,856,509
3.125%, 01/15/27		6,600	6,210,878
AmerisourceBergen Corp.
3.400%, 05/15/24		4,000	3,925,887

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Amgen, Inc.
2.000%, 02/25/26	EUR	3,600	$3,811,690
5.500%, 12/07/26	GBP	500	635,850
2.200%, 02/21/27		10,000	9,251,519
Aon Global Ltd.
3.500%, 06/14/24		200	196,415
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	750	780,331
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,361,165
Avnet, Inc.
4.625%, 04/15/26		5,000	4,923,134
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	607,787
Bank of America Corp.
2.375%, 06/19/24	EUR	500	542,543
1.375%, 03/26/25	EUR	750	794,681
3.500%, 04/19/26		3,110	3,022,286
Baxter International, Inc.
0.400%, 05/15/24	EUR	130	138,256
Boardwalk Pipelines LP
5.950%, 06/01/26		1,600	1,631,992
Boeing Co.
2.600%, 10/30/25		7,882	7,439,797
Boeing Co.
3.100%, 05/01/26		4,500	4,265,854
2.250%, 06/15/26		154	141,875
Booking Holdings, Inc.
0.100%, 03/08/25	EUR	1,470	1,519,755
3.650%, 03/15/25		1,697	1,666,254
4.000%, 11/15/26	EUR	1,000	1,122,286
1.800%, 03/03/27	EUR	2,100	2,180,497
Brown & Brown, Inc.
4.200%, 09/15/24		10,428	10,304,440
Bunge Ltd. Finance Corp.
1.630%, 08/17/25		400	369,771
Capital One Financial Corp.
3.200%, 02/05/25		1,900	1,812,464
4.250%, 04/30/25		1,500	1,454,015
3.750%, 03/09/27		5,000	4,684,191
Cargill, Inc.
Ω 0.750%, 02/02/26		670	610,573
Celanese U.S. Holdings LLC
1.400%, 08/05/26		13,753	12,058,278
CenterPoint Energy, Inc.
1.450%, 06/01/26		160	145,268
Charles Schwab Corp.
0.750%, 03/18/24		1,381	1,321,194
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	2,350	2,443,761
Cigna Group
3.750%, 07/15/23		1,084	1,080,021

119

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
1.250%, 03/15/26		1,858	$1,695,201
Citigroup, Inc.
3.875%, 10/25/23		530	526,009
1.750%, 01/28/25	EUR	500	533,959
3.400%, 05/01/26		5,700	5,491,607
2.125%, 09/10/26	EUR	800	833,076
3.200%, 10/21/26		3,000	2,848,721
1.750%, 10/23/26	GBP	2,000	2,239,052
CNA Financial Corp.
3.950%, 05/15/24		3,000	2,953,381
CNO Financial Group, Inc.
5.250%, 05/30/25		5,600	5,547,942
Coca-Cola Co.
1.875%, 09/22/26	EUR	1,500	1,579,362
Comcast Corp.
0.000%, 09/14/26	EUR	3,850	3,788,117
0.250%, 05/20/27	EUR	1,000	972,086
Constellation Energy Generation LLC
3.250%, 06/01/25		9,272	8,915,522
Cox Communications, Inc.
Ω 3.350%, 09/15/26		3,000	2,863,702
Crown Castle, Inc.
1.050%, 07/15/26		4,000	3,553,805
2.900%, 03/15/27		10,000	9,328,132
DH Europe Finance II Sarl
0.200%, 03/18/26	EUR	1,000	1,007,796
Discover Bank
3.450%, 07/27/26		7,000	6,491,814
Discover Financial Services
3.950%, 11/06/24		3,022	2,930,771
3.750%, 03/04/25		250	239,489
4.500%, 01/30/26		3,838	3,713,535
Discovery Communications LLC
3.450%, 03/15/25		200	193,047
Dominion Energy, Inc.
3.300%, 03/15/25		1,400	1,352,449
DXC Technology Co.
1.800%, 09/15/26		15,069	13,240,650
Eaton Capital UnLtd Co.
0.128%, 03/08/26	EUR	10,800	10,798,869
Edison International
3.550%, 11/15/24		1,000	972,513
4.950%, 04/15/25		8,017	7,992,753
Emerson Electric Co.
1.250%, 10/15/25	EUR	800	836,020
Energy Transfer LP
4.050%, 03/15/25		3,241	3,177,679
2.900%, 05/15/25		2,000	1,908,985
4.750%, 01/15/26		10,000	9,913,333
Equifax, Inc.
3.950%, 06/15/23		5,000	4,984,983
2.600%, 12/01/24		5,000	4,801,681

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Equinix, Inc.
2.625%, 11/18/24		5,000	$4,807,692
1.450%, 05/15/26		8,900	8,040,117
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		1,600	1,570,177
Expedia Group, Inc.
5.000%, 02/15/26		4,800	4,798,854
Experian Finance PLC
0.739%, 10/29/25	GBP	750	852,086
1.375%, 06/25/26	EUR	3,447	3,551,646
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	1,600	1,698,418
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		4,000	3,964,513
Fidelity National Information Services, Inc.
1.150%, 03/01/26		300	270,156
Fiserv, Inc.
3.200%, 07/01/26		850	810,470
Flex Ltd.
3.750%, 02/01/26		7,937	7,628,134
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		1,000	982,268
Franklin Resources, Inc.
2.850%, 03/30/25		1,700	1,622,277
GATX Corp.
3.850%, 03/30/27		850	813,921
General Motors Co.
6.125%, 10/01/25		2,200	2,239,196
General Motors Financial Co., Inc.
2.250%, 09/06/24	GBP	275	330,148
2.750%, 06/20/25		6,300	5,975,867
1.250%, 01/08/26		7,290	6,565,385
Gilead Sciences, Inc.
3.650%, 03/01/26		5,560	5,437,345
Global Payments, Inc.
3.750%, 06/01/23		4,480	4,471,307
2.650%, 02/15/25		2,500	2,386,709
1.200%, 03/01/26		700	627,616
2.150%, 01/15/27		5,000	4,485,092
Goldman Sachs Group, Inc.
3.375%, 03/27/25	EUR	5,750	6,295,732
3.750%, 05/22/25		7,300	7,108,423
3.750%, 02/25/26		1,800	1,753,947
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		921	916,320
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	910	960,870

120

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
HP, Inc.
2.200%, 06/17/25		5,500	$5,202,974
1.450%, 06/17/26		415	375,117
3.000%, 06/17/27		5,000	4,659,978
International Business Machines Corp.
0.875%, 01/31/25	EUR	5,800	6,111,863
1.250%, 01/29/27	EUR	500	510,356
J M Smucker Co.
3.500%, 03/15/25		1,000	976,427
Jabil, Inc.
1.700%, 04/15/26		12,174	11,054,271
4.250%, 05/15/27		5,000	4,875,456
Jefferies Financial Group, Inc.
4.850%, 01/15/27		2,000	1,964,945
6.450%, 06/08/27		5,000	5,193,235
JPMorgan Chase & Co.
1.500%, 01/27/25	EUR	1,000	1,062,842
3.300%, 04/01/26		819	793,126
Laboratory Corp. of America Holdings
4.000%, 11/01/23		5,000	4,957,228
1.550%, 06/01/26		2,000	1,808,262
Lazard Group LLC
3.750%, 02/13/25		1,000	973,359
3.625%, 03/01/27		6,000	5,655,266
Legg Mason, Inc.
4.750%, 03/15/26		17,000	16,844,280
Lennar Corp.
4.750%, 05/30/25		3,900	3,874,487
Linde, Inc.
1.200%, 02/12/24	EUR	6,625	7,179,858
Marathon Petroleum Corp.
4.700%, 05/01/25		2,970	2,951,569
5.125%, 12/15/26		1,034	1,047,223
McDonald’s Corp.
3.700%, 01/30/26		1,800	1,775,866
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	1,550	1,596,058
1.125%, 03/07/27	EUR	1,000	1,014,134
Merck & Co., Inc.
0.500%, 11/02/24	EUR	300	317,271
1.875%, 10/15/26	EUR	750	789,368
MetLife, Inc.
5.375%, 12/09/24	GBP	1,300	1,626,985
Micron Technology, Inc.
4.185%, 02/15/27		5,000	4,821,390
Morgan Stanley
1.750%, 01/30/25	EUR	3,000	3,198,088
6.250%, 08/09/26		6,000	6,226,506
1.375%, 10/27/26	EUR	1,004	1,023,457
1.875%, 04/27/27	EUR	2,750	2,803,141
MPLX LP
4.875%, 12/01/24		1,330	1,324,895

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
1.750%, 03/01/26		6,900	$6,347,069
Mylan, Inc.
4.200%, 11/29/23		200	197,917
NetApp, Inc.
1.875%, 06/22/25		275	257,790
Nucor Corp.
2.000%, 06/01/25		1,750	1,652,090
ONEOK, Inc.
5.850%, 01/15/26		12,938	13,195,590
Oracle Corp.
2.500%, 04/01/25		5,200	4,964,778
3.125%, 07/10/25	EUR	1,500	1,641,278
1.650%, 03/25/26		7,007	6,434,099
Ovintiv Exploration, Inc.
5.375%, 01/01/26		6,174	6,194,910
Paramount Global
4.750%, 05/15/25		3,034	3,003,824
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 4.000%, 07/15/25		341	330,766
Ω 4.450%, 01/29/26		1,572	1,534,545
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.125%, 08/01/23		700	696,557
Ω 1.200%, 11/15/25		4,000	3,597,880
Philip Morris International, Inc.
2.750%, 03/19/25	EUR	636	690,780
PPG Industries, Inc.
1.875%, 06/01/25	EUR	2,450	2,607,787
1.200%, 03/15/26		3,392	3,077,294
Principal Financial Group, Inc.
3.125%, 05/15/23		890	889,173
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	828	782,817
Prologis LP
3.000%, 06/02/26	EUR	3,600	3,885,204
PulteGroup, Inc.
5.500%, 03/01/26		1,000	1,009,792
5.000%, 01/15/27		1,500	1,501,432
PVH Corp.
4.625%, 07/10/25		4,003	3,950,221
Realty Income Corp.
4.125%, 10/15/26		2,000	1,954,640
1.875%, 01/14/27	GBP	1,700	1,879,830
3.000%, 01/15/27		2,500	2,346,827
Reinsurance Group of America, Inc.
4.700%, 09/15/23		4,600	4,586,799
Ross Stores, Inc.
4.600%, 04/15/25		1,000	994,530

121

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Royalty Pharma PLC
1.200%, 09/02/25		5,372	$4,898,291
Ryder System, Inc.
4.625%, 06/01/25		1,000	991,550
4.300%, 06/15/27		3,023	2,955,944
Schlumberger Finance BV
0.000%, 10/15/24	EUR	1,080	1,132,283
1.375%, 10/28/26	EUR	600	617,248
Sky Ltd.
2.250%, 11/17/25	EUR	1,080	1,154,465
2.500%, 09/15/26	EUR	1,767	1,890,185
Southwest Airlines Co.
5.250%, 05/04/25		8,152	8,172,168
Southwestern Electric Power Co.
1.650%, 03/15/26		7,281	6,671,210
Spirit Realty LP
3.200%, 01/15/27		15,000	13,719,462
Steel Dynamics, Inc.
2.400%, 06/15/25		100	94,746
Thermo Fisher Scientific Finance IBV
0.000%, 11/18/23	EUR	492	532,386
0.000%, 11/18/25	EUR	3,380	3,417,993
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	1,000	1,061,152
0.125%, 03/01/25	EUR	6,300	6,534,590
1.400%, 01/23/26	EUR	800	835,489
1.750%, 04/15/27	EUR	900	933,146
Truist Bank
1.500%, 03/10/25		280	260,008
4.050%, 11/03/25		5,000	4,846,585
U.S. Bancorp
0.850%, 06/07/24	EUR	1,500	1,577,874
United Parcel Service, Inc.
1.625%, 11/15/25	EUR	750	791,772
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	17,126,680
Ventas Realty LP
2.650%, 01/15/25		800	760,178
3.500%, 02/01/25		3,000	2,898,743
4.125%, 01/15/26		2,000	1,941,261
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	978,362
1.450%, 03/20/26		820	755,382
VF Corp.
2.400%, 04/23/25		6,253	5,911,690
VMware, Inc.
1.400%, 08/15/26		12,325	11,005,556
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	650,797
Walt Disney Co.
7.430%, 10/01/26		7,392	8,010,729

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Waste Management, Inc.
2.400%, 05/15/23		200	$199,796
Wells Fargo & Co.
0.500%, 04/26/24	EUR	2,000	2,131,975
1.625%, 06/02/25	EUR	4,000	4,200,516
1.000%, 02/02/27	EUR	2,650	2,609,969
Western Union Co.
1.350%, 03/15/26		11,347	10,218,082
Williams Cos., Inc.
4.000%, 09/15/25		1,462	1,431,631
Williams Cos., Inc.
3.900%, 01/15/25		2,277	2,236,230
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/26		2,000	1,916,177

TOTAL UNITED STATES			660,517,030

TOTAL BONDS			1,505,606,892

U.S. TREASURY OBLIGATIONS — (18.2%)
Treasury Inflation Protected Security
0.250%, 01/15/25		6,350	6,163,115
U.S. Treasury Notes
0.125%, 08/15/23		206,000	203,054,843
0.125%, 08/31/23		5,000	4,918,945
0.250%, 11/15/23		5,000	4,875,781
0.125%, 12/15/23		23,000	22,335,156
0.750%, 12/31/23		25,000	24,317,383
0.250%, 03/15/24		3,750	3,603,662
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200, FRN, 5.331%, 01/31/25		73,500	73,642,930

TOTAL U.S. TREASURY OBLIGATIONS			342,911,815

		Shares	Value
COMMERCIAL PAPER — (1.9%)
UNITED STATES — (1.9%)
Constellation Brands, Inc.		5,000,000	4,992,557
Constellation Brands, Inc.		8,000,000	7,986,878
Philip Morris International, Inc.		4,000,000	3,954,551
Walgreens Boots Alliance, Inc.		13,000,000	12,965,665

122

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Shares	Value
UNITED STATES — (Continued)
Walt Disney Co	7,000,000	$6,946,702

TOTAL UNITED STATES		36,846,353

TOTAL INVESTMENT SECURITIES (Cost $1,942,501,635)		1,885,365,060

	Shares^	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	876	$10,132

TOTAL INVESTMENTS — (100.0%) (Cost $1,942,511,767)		$1,885,375,192

As of April 30, 2023, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,816,506	AUD	2,695,906	Citibank, N.A.	05/02/23	$32,626
AUD	41,995,354	USD	27,667,799	Citibank, N.A.	05/02/23	120,524
USD	26,338,148	AUD	39,299,448	State Street Bank and Trust	05/02/23	333,706
USD	19,964,698	NZD	32,025,995	State Street Bank and Trust	05/02/23	159,819
NZD	32,025,995	USD	19,686,379	State Street Bank and Trust	05/02/23	118,500
GBP	670,599	USD	794,780	Barclays Capital	05/09/23	48,124
GBP	482,981	USD	580,772	Citibank, N.A.	05/09/23	26,307
GBP	201,600	USD	243,502	State Street Bank and Trust	05/09/23	9,897
USD	10,894,810	CAD	14,729,494	HSBC Bank	05/11/23	21,177
USD	86,747,864	EUR	78,612,258	Citibank, N.A.	05/16/23	57,771
USD	40,700,549	NOK	422,673,500	State Street Bank and Trust	05/16/23	1,013,368
USD	4,369,141	CAD	5,878,686	HSBC Bank	07/05/23	24,622
USD	47,168,029	AUD	69,988,781	Citibank, N.A.	07/19/23	703,781

Total Appreciation						$2,670,222

USD	957,447	SEK	9,891,186	Citibank, N.A.	05/08/23	$(7,314)
USD	13,261,249	GBP	10,884,825	Citibank, N.A.	05/09/23	(420,339)
USD	4,329,155	GBP	3,492,489	Societe Generale	05/09/23	(60,699)
CAD	3,561,455	USD	2,630,942	Citibank, N.A.	05/11/23	(1,798)
USD	15,214,468	GBP	12,264,217	Barclays Capital	05/22/23	(205,174)
USD	90,464,275	EUR	82,548,418	State Street Bank and Trust	05/24/23	(607,193)
USD	145,417,367	EUR	134,995,361	State Street Bank and Trust	05/25/23	(3,524,478)
USD	87,878,259	EUR	80,543,295	State Street Bank and Trust	05/31/23	(1,015,880)
USD	28,149,345	AUD	42,669,607	Citibank, N.A.	06/02/23	(122,383)
USD	19,664,890	NZD	31,993,857	State Street Bank and Trust	06/02/23	(118,644)

Total (Depreciation)						$(6,083,902)

Total Appreciation (Depreciation)						$(3,413,680)

As of April 30, 2023, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty*	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243% Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	$685,652	$685,652

123

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CONTINUED

Counterparty*	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.070% Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	$526,272	$526,272
Bank of America Corp.	2.933% Fixed	CPI	Maturity	USD	48,000,000	08/17/23	—	—	3,194,457	3,194,457
Bank of America Corp.	2.905% Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	1,045,304	1,045,304
Bank of America Corp.	2.889% Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,239,297	1,239,297
Bank of America Corp.	2.820% Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	2,477,761	2,477,761
Bank of America Corp.	2.736% Fixed	CPI	Maturity	USD	54,000,000	07/29/26	—	—	3,326,822	3,326,822
Bank of America Corp.	2.608% Fixed	CPI	Maturity	USD	44,000,000	06/17/26	—	—	3,325,513	3,325,513
Bank of America Corp.	2.602% Fixed	CPI	Maturity	USD	60,000,000	07/09/26	—	—	4,311,845	4,311,845
Bank of America Corp.	2.581% Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	2,596,741	2,596,741
Bank of America Corp.	2.580% Fixed	CPI	Maturity	USD	29,000,000	06/15/26	—	—	2,242,633	2,242,633
Bank of America Corp.	2.495% Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	3,830,044	3,830,044
Bank of America Corp.	2.340% Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	1,868,401	1,868,401
Bank of America Corp.	1.310% Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	5,546,191	5,546,191
Citibank, N.A.	4.010% Fixed	CPI	Maturity	USD	35,000,000	11/18/23	—	—	1,222,196	1,222,196
Citibank, N.A.	3.859% Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	10,135	10,135
Citibank, N.A.	3.774% Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	75,164	75,164
Citibank, N.A.	3.726% Fixed	CPI	Maturity	USD	33,000,000	02/24/24	—	—	697,860	697,860
Citibank, N.A.	3.590% Fixed	CPI	Maturity	USD	28,000,000	10/29/23	—	—	1,254,452	1,254,452
Citibank, N.A.	3.546% Fixed	CPI	Maturity	USD	30,000,000	11/01/23	—	—	1,365,535	1,365,535
Citibank, N.A.	3.361% Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	1,650,927	1,650,927
Citibank, N.A.	3.299% Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	689,296	689,296
Citibank, N.A.	3.255% Fixed	CPI	Maturity	USD	57,000,000	10/19/23	—	—	2,966,805	2,966,805
Citibank, N.A.	3.125% Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,116,028	1,116,028
Citibank, N.A.	2.965% Fixed	CPI	Maturity	USD	20,000,000	09/01/23	—	—	1,250,487	1,250,487
Citibank, N.A.	2.539% Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	2,591,571	2,591,571
Citibank, N.A.	2.196% Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	2,262,772	2,262,772
Citibank, N.A.	1.998% Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	2,428,748	2,428,748
Citibank, N.A.	1.303% Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	3,874,923	3,874,923
Deutsche Bank AG	3.345% Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,082,793	1,082,793
Deutsche Bank AG	3.318% Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	666,743	666,743
Deutsche Bank AG	3.280% Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	540,331	540,331
Deutsche Bank AG	3.275% Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	1,628,745	1,628,745
Deutsche Bank AG	3.223% Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	606,135	606,135
Deutsche Bank AG	2.860% Fixed	CPI	Maturity	USD	30,000,000	09/24/23	—	—	1,859,624	1,859,624
Deutsche Bank AG	2.748% Fixed	CPI	Maturity	USD	25,000,000	05/17/26	—	—	1,833,638	1,833,638
Deutsche Bank AG	2.735% Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	2,259,357	2,259,357
Deutsche Bank AG	2.710% Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	2,010,689	2,010,689

124

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CONTINUED

Counterparty*	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.698% Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	$2,329,338	$2,329,338
Deutsche Bank AG	2.695% Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	1,723,992	1,723,992
Deutsche Bank AG	2.623% Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	2,798,333	2,798,333
Deutsche Bank AG	2.588% Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	3,012,583	3,012,583
Deutsche Bank AG	2.423% Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,181,249	4,181,249
Deutsche Bank AG	2.420% Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	1,858,915	1,858,915
Deutsche Bank AG	2.325% Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,102,876	4,102,876
Deutsche Bank AG	1.540% Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	2,956,441	2,956,441
Deutsche Bank AG	1.518% Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	4,826,575	4,826,575
Morgan Stanley and Co. International	3.665% Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	952,166	952,166
Morgan Stanley and Co. International	2.600% Fixed	CPI	Maturity	USD	50,000,000	03/17/24	—	—	119,919	119,919

Total Appreciation									$101,024,274	$101,024,274
Bank of America Corp.	3.175% Fixed	CPI	Maturity	USD	37,000,000	05/27/27	—	—	(319,522)	(319,522)
Bank of America Corp.	2.765% Fixed	CPI	Maturity	USD	22,000,000	12/05/24	—	—	(45,717)	(45,717)
Citibank, N.A.	3.849% Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	(569,088)	(569,088)
Deutsche Bank AG	3.959% Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(364,753)	(364,753)
Deutsche Bank AG	3.488% Fixed	CPI	Maturity	USD	59,000,000	04/22/27	—	—	(913,384)	(913,384)
Deutsche Bank AG	2.902% Fixed	CPI	Maturity	USD	35,000,000	07/12/27	—	—	(64,374)	(64,374)
Deutsche Bank AG	2.725% Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	(67,677)	(67,677)
Intercontinental Exchange, Inc	2.970% Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	(324,632)	(324,632)

Total (Depreciation)									$(2,669,147)	$(2,669,147)

Total Appreciation (Depreciation)									$98,355,127	$98,355,127

*	As of April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $46,314,820 in connection with open inflation swap contracts.

125

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$63,272,527	—	$63,272,527
Austria	—	2,299,009	—	2,299,009
Belgium	—	19,421,623	—	19,421,623
Canada	—	66,504,199	—	66,504,199
Denmark	—	6,116,356	—	6,116,356
Finland	—	9,529,668	—	9,529,668
France	—	107,817,301	—	107,817,301
Germany	—	90,712,151	—	90,712,151
Ireland	—	15,336,891	—	15,336,891
Italy	—	16,678,290	—	16,678,290
Japan	—	119,132,419	—	119,132,419
Netherlands	—	28,778,264	—	28,778,264
New Zealand	—	18,272,654	—	18,272,654
Norway	—	24,356,045	—	24,356,045
Spain	—	40,811,687	—	40,811,687
Supranational Organization Obligations	—	59,785,166	—	59,785,166
Sweden	—	38,312,856	—	38,312,856
Switzerland	—	17,886,365	—	17,886,365
United Kingdom	—	100,066,391	—	100,066,391
United States	—	660,517,030	—	660,517,030
U.S. Treasury Obligations	—	342,911,815	—	342,911,815
Commercial Paper	—	36,846,353	—	36,846,353
Securities Lending Collateral	—	10,132	—	10,132
Forward Currency Contracts**	—	(3,413,680)	—	(3,413,680)
Swap Agreements**	—	98,355,127	—	98,355,127

TOTAL	—	$1,980,316,639	—	$1,980,316,639

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

126

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SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (9.0%)
Federal National Mortgage Association
2.000%, 05/15/38 TBA		5,469	$4,935,773
2.500%, 05/15/38 TBA		4,505	4,186,306
2.000%, 05/15/53 TBA		581	483,331
2.500%, 05/15/53 TBA		5,748	4,976,847
3.000%, 05/15/53 TBA		5,640	5,065,866
Government National Mortgage Association
3.000%, 01/20/52 TBA		1,456	1,328,600
3.500%, 03/20/52 TBA		2,766	2,596,366

TOTAL AGENCY OBLIGATIONS			23,573,089

BONDS — (86.4%)
AUSTRALIA — (6.7%)
ANZ New Zealand International Ltd.
0.375%, 09/17/29	EUR	255	228,933
APA Infrastructure Ltd.
0.750%, 03/15/29	EUR	1,500	1,353,810
ASB Finance Ltd.
0.500%, 09/24/29	EUR	300	266,205
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		1,150	1,092,774
Ω 4.375%, 04/01/31		200	173,726
Macquarie Group Ltd.
0.350%, 03/03/28	EUR	500	458,739
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	900	521,071
1.500%, 02/20/32	AUD	5,860	3,170,518
3.500%, 11/20/37	AUD	2,000	1,179,930
Queensland Treasury Corp.
Ω 1.500%, 08/20/32	AUD	1,700	913,442
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	1,200	659,600
Telstra Corp. Ltd.
1.375%, 03/26/29	EUR	2,000	1,947,552
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	900	607,489
2.250%, 09/15/33	AUD	2,100	1,169,371
2.250%, 11/20/34	AUD	4,090	2,204,934

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Westpac Securities NZ Ltd.
0.100%, 07/13/27	EUR	1,880	$1,762,246

TOTAL AUSTRALIA			17,710,340

BELGIUM — (0.2%)
Anheuser-Busch InBev SA/NV
2.000%, 03/17/28	EUR	470	489,109

CANADA — (6.2%)
Bank of Nova Scotia
2.450%, 02/02/32		200	166,272
Brookfield Finance, Inc.
4.850%, 03/29/29		600	590,191
Canadian Imperial Bank of Commerce
# 3.600%, 04/07/32		300	276,651
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	439,471
CDP Financial, Inc.
1.125%, 04/06/27	EUR	900	912,552
CI Financial Corp.
3.200%, 12/17/30		1,500	1,113,418
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	2,350	2,411,254
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	477,950
Ontario Teachers’ Finance Trust
0.100%, 05/19/28	EUR	1,000	935,637
3.300%, 10/05/29	EUR	900	980,567
0.050%, 11/25/30	EUR	1,600	1,363,624
1.850%, 05/03/32	EUR	1,800	1,728,809
Province of Alberta Canada
3.600%, 04/11/28	AUD	500	320,535
Province of Quebec Canada
0.250%, 05/05/31	EUR	2,000	1,738,129
Royal Bank of Canada
2.125%, 04/26/29	EUR	500	494,937
Toronto-Dominion Bank
3.129%, 08/03/32	EUR	500	507,491
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	880	843,421
TransCanada PipeLines Ltd.
4.625%, 03/01/34		1,200	1,141,591

TOTAL CANADA			16,442,500

127

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CONTINUED

		Face Amount^ (000)	Value†
DENMARK — (0.9%)
Denmark Government Bond
0.000%, 11/15/24	DKK	13,000	$1,834,606
DSV Finance BV
1.375%, 03/16/30	EUR	700	670,570

TOTAL DENMARK			2,505,176

FINLAND — (1.6%)
Nokia Oyj
4.375%, 06/12/27		900	853,101
OP Corporate Bank PLC
4.125%, 04/18/27	EUR	1,150	1,284,156
0.100%, 11/16/27	EUR	2,100	1,974,047

TOTAL FINLAND			4,111,304

FRANCE — (6.4%)
Airbus SE
1.625%, 06/09/30	EUR	1,600	1,563,450
Banque Federative du Credit Mutuel SA
0.250%, 07/19/28	EUR	500	450,509
1.250%, 06/03/30	EUR	1,300	1,172,675
0.625%, 02/21/31	EUR	600	504,318
1.125%, 01/19/32	EUR	400	344,070
BNP Paribas SA
1.500%, 05/25/28	EUR	900	893,432
1.375%, 05/28/29	EUR	500	467,551
1.250%, 07/13/31	GBP	400	362,632
BPCE SA
Ω 2.700%, 10/01/29		1,500	1,322,300
0.250%, 01/14/31	EUR	1,200	998,980
Electricite de France SA
6.125%, 06/02/34	GBP	300	380,645
JCDecaux SE
1.625%, 02/07/30	EUR	1,200	1,092,428
La Poste SA
2.625%, 09/14/28	EUR	800	850,607
1.375%, 04/21/32	EUR	1,100	1,003,495
Societe Generale SA
0.750%, 01/25/27	EUR	500	486,815
0.875%, 09/24/29	EUR	1,000	888,841
Societe Nationale SNCF SA
1.500%, 02/02/29	EUR	900	903,932
TotalEnergies Capital International SA
1.405%, 09/03/31	GBP	1,000	972,001
Vinci SA
2.750%, 09/15/34	GBP	700	723,029
WEA Finance LLC
Ω 3.500%, 06/15/29		1,800	1,512,957

TOTAL FRANCE			16,894,667

		Face Amount^ (000)	Value†
GERMANY — (2.2%)
BASF SE
3.750%, 06/29/32	EUR	500	$554,559
Bayer Capital Corp. BV
2.125%, 12/15/29	EUR	500	500,668
Deutsche Bank AG
1.750%, 01/17/28	EUR	400	376,540
Deutsche Telekom AG
3.125%, 02/06/34	GBP	320	341,704
E.ON International Finance BV
6.375%, 06/07/32	GBP	250	335,448
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		750	578,396
Mercedes-Benz International Finance BV
0.625%, 05/06/27	EUR	500	498,435
Volkswagen Financial Services AG
0.375%, 02/12/30	EUR	900	760,354
Wintershall Dea Finance BV
1.332%, 09/25/28	EUR	1,000	928,035
1.823%, 09/25/31	EUR	1,000	869,162

TOTAL GERMANY			5,743,301

HONG KONG — (0.7%)
Prudential Funding Asia PLC
3.125%, 04/14/30		1,000	899,852
3.625%, 03/24/32		1,000	912,505

TOTAL HONG KONG			1,812,357

ITALY — (1.3%)
Eni SpA
3.625%, 01/29/29	EUR	200	220,504
0.625%, 01/23/30	EUR	1,000	901,333
Holding d’Infrastructures de Transport SASU
1.625%, 09/18/29	EUR	1,100	1,035,792
Intesa Sanpaolo SpA
2.500%, 01/15/30	GBP	400	407,499
UniCredit SpA
1.625%, 01/18/32	EUR	1,000	857,856

TOTAL ITALY			3,422,984

JAPAN — (4.5%)
Aircastle Ltd.
Ω 2.850%, 01/26/28		400	348,817
American Honda Finance Corp.
0.300%, 07/07/28	EUR	370	346,519

128

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CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Japan Government Twenty Year Bond
1.500%, 03/20/34	JPY	161,000	$1,305,052
1.200%, 09/20/35	JPY	104,000	815,711
0.600%, 09/20/37	JPY	20,000	143,798
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		1,000	900,088
3.556%, 06/15/32	EUR	1,480	1,533,355
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	1,700	1,493,040
0.693%, 10/07/30	EUR	600	517,058
2.096%, 04/08/32	EUR	400	369,198
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		1,450	1,275,364
Nomura Holdings, Inc.
2.172%, 07/14/28		300	252,670
2.608%, 07/14/31		1,000	796,444
NTT Finance Corp.
0.342%, 03/03/30	EUR	138	122,401
Sumitomo Mitsui Financial Group, Inc.
2.724%, 09/27/29		1,000	871,587
2.222%, 09/17/31		1,000	811,377

TOTAL JAPAN			11,902,479

LUXEMBOURG — (0.6%)
ArcelorMittal SA
4.250%, 07/16/29		940	896,647
Prologis International Funding II SA
3.125%, 06/01/31	EUR	700	685,026

TOTAL LUXEMBOURG			1,581,673

NETHERLANDS — (1.4%)
Cooperatieve Rabobank UA
4.550%, 08/30/29	GBP	700	866,470
ING Groep NV
2.000%, 09/20/28	EUR	500	499,642
Nederlandse Waterschapsbank NV
3.300%, 05/02/29	AUD	500	317,080
TenneT Holding BV
2.125%, 11/17/29	EUR	1,000	1,032,505
2.375%, 05/17/33	EUR	1,000	1,009,713

TOTAL NETHERLANDS			3,725,410

NORWAY — (0.1%)
Aker BP ASA
Ω 4.000%, 01/15/31		300	274,152

		Face Amount^ (000)	Value†
SPAIN — (0.5%)
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	900	$853,367
SP Transmission PLC
2.000%, 11/13/31	GBP	435	439,773

TOTAL SPAIN			1,293,140

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
Asian Development Bank
2.350%, 06/21/27	JPY	130,000	1,044,033
Inter-American Development Bank
1.000%, 08/04/28	AUD	1,300	741,283
International Bank for Reconstruction & Development
1.100%, 11/18/30	AUD	1,000	530,531
International Finance Corp.
3.150%, 06/26/29	AUD	300	189,498
1.500%, 04/15/35	AUD	2,500	1,196,768

TOTAL SUPRANATIONAL
ORGANIZATION OBLIGATIONS			3,702,113

SWEDEN — (0.3%)
Skandinaviska Enskilda Banken AB
0.625%, 11/12/29	EUR	200	175,177
Svenska Handelsbanken AB
0.050%, 09/06/28	EUR	400	363,119
1.375%, 02/23/29	EUR	140	131,729

TOTAL SWEDEN			670,025

SWITZERLAND — (0.9%)
UBS AG
0.500%, 03/31/31	EUR	500	423,146
UBS Group AG
0.875%, 11/03/31	EUR	2,270	1,825,949
0.625%, 02/24/33	EUR	200	153,560

TOTAL SWITZERLAND			2,402,655

UNITED KINGDOM — (4.4%)
Barclays PLC
3.250%, 01/17/33	GBP	600	602,288
BAT International Finance PLC
2.250%, 06/26/28	GBP	400	414,265
2.250%, 01/16/30	EUR	500	458,780
BAT Netherlands Finance BV
3.125%, 04/07/28	EUR	100	104,138
BP Capital Markets PLC
1.231%, 05/08/31	EUR	2,300	2,105,231

129

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CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
2.822%, 04/07/32	EUR	300	$305,992
British Telecommunications PLC
3.125%, 11/21/31	GBP	560	596,290
Centrica PLC
4.375%, 03/13/29	GBP	400	474,313
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	500	515,899
HSBC Holdings PLC
2.625%, 08/16/28	GBP	400	439,798
Lloyds Banking Group PLC
4.550%, 08/16/28		300	289,299
London Stock Exchange Group PLC
1.750%, 09/19/29	EUR	1,200	1,183,914
National Gas Transmission PLC
1.125%, 01/14/33	GBP	656	553,521
National Grid Electricity Distribution West Midlands PLC
5.750%, 04/16/32	GBP	300	387,212
Nationwide Building Society
0.250%, 09/14/28	EUR	1,000	903,098
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	1,250	1,140,387
United Kingdom Gilt
0.625%, 07/31/35	GBP	1,000	863,488
Vodafone Group PLC
6.150%, 02/27/37		200	215,458

TOTAL UNITED KINGDOM			11,553,371

UNITED STATES — (46.1%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		300	240,021
Advance Auto Parts, Inc.
3.900%, 04/15/30		150	137,604
3.500%, 03/15/32		270	232,852
AECOM
5.125%, 03/15/27		750	734,678
Allstate Corp.
5.950%, 04/01/36		1,400	1,566,861
Ally Financial, Inc.
# 8.000%, 11/01/31		300	316,445
Altria Group, Inc.
3.400%, 05/06/30		200	178,293
Amazon.com, Inc.
2.875%, 05/12/41		1,000	785,160
American Assets Trust LP
3.375%, 02/01/31		1,000	794,134

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
American Tower Corp.
1.000%, 01/15/32	EUR	500	$412,711
American Water Capital Corp.
3.450%, 06/01/29		600	567,016
Amgen, Inc.
4.000%, 09/13/29	GBP	356	421,078
Aon Corp.
2.800%, 05/15/30		2,000	1,760,460
Apple, Inc.
3.200%, 05/11/27		1,375	1,341,565
Ares Capital Corp.
3.200%, 11/15/31		800	619,863
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	941,667
Ashland LLC
Ω 3.375%, 09/01/31		400	330,940
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		200	159,200
Ω 5.500%, 08/11/32		1,000	987,728
Assurant, Inc.
2.650%, 01/15/32		1,000	762,821
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		1,000	875,629
AT&T, Inc.
4.350%, 03/01/29		100	98,290
Atmos Energy Corp.
1.500%, 01/15/31		150	120,957
AutoNation, Inc.
2.400%, 08/01/31		1,500	1,158,109
3.850%, 03/01/32		500	422,709
Bank of America Corp.
5.875%, 02/07/42		700	754,054
Bath & Body Works, Inc.
5.250%, 02/01/28		600	573,603
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	410,000	2,842,021
0.472%, 01/23/32	JPY	200,000	1,379,305
Biogen, Inc.
2.250%, 05/01/30		567	482,482
Black Hills Corp.
2.500%, 06/15/30		800	673,515
Block, Inc.
# 3.500%, 06/01/31		1,500	1,222,043
Boardwalk Pipelines LP
3.600%, 09/01/32		100	87,292
Boeing Co.
3.200%, 03/01/29		200	183,150
Boston Scientific Corp.
0.625%, 12/01/27	EUR	800	774,089
Brixmor Operating Partnership LP
4.050%, 07/01/30		300	271,148

130

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Broadcom, Inc.
Ω 2.600%, 02/15/33		1,000	$789,182
Ω 3.187%, 11/15/36		150	114,151
Broadstone Net Lease LLC
2.600%, 09/15/31		1,904	1,397,021
Brown & Brown, Inc.
2.375%, 03/15/31		1,000	819,063
Capital One Financial Corp.
1.650%, 06/12/29	EUR	373	319,732
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	1,000	856,320
Chubb INA Holdings, Inc.
0.875%, 12/15/29	EUR	1,000	914,335
1.400%, 06/15/31	EUR	700	636,361
Cigna Group
4.375%, 10/15/28		100	99,319
Citigroup, Inc.
1.625%, 03/21/28	EUR	1,000	987,836
Clorox Co.
1.800%, 05/15/30		300	250,287
Comcast Corp.
0.250%, 09/14/29	EUR	300	271,693
5.500%, 11/23/29	GBP	350	457,545
Conagra Brands, Inc.
5.300%, 11/01/38		200	197,538
ConocoPhillips
6.500%, 02/01/39		300	352,275
Continental Resources, Inc.
4.375%, 01/15/28		1,000	950,870
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	617,051
Crown Castle, Inc.
3.800%, 02/15/28		600	574,646
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	576,906
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		500	414,567
Digital Dutch Finco BV
1.000%, 01/15/32	EUR	1,000	782,651
Discover Bank
4.650%, 09/13/28		200	191,233
Discovery Communications LLC
1.900%, 03/19/27	EUR	900	917,126
Dow Chemical Co.
1.125%, 03/15/32	EUR	267	230,610
DPL, Inc.
4.350%, 04/15/29		1,500	1,351,869
Duquesne Light Holdings, Inc.
Ω 2.775%, 01/07/32		1,000	807,132
DXC Technology Co.
2.375%, 09/15/28		400	339,324

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Edison International
4.125%, 03/15/28		650	$620,554
Elevance Health, Inc.
2.875%, 09/15/29		250	228,213
4.625%, 05/15/42		500	465,161
Energy Transfer LP
3.750%, 05/15/30		350	321,787
EnerSys
Ω 4.375%, 12/15/27		1,000	935,000
EPR Properties
4.950%, 04/15/28		500	446,163
3.750%, 08/15/29		1,200	956,976
Equinix, Inc.
2.150%, 07/15/30		300	246,591
ERP Operating LP
4.150%, 12/01/28		600	583,065
Expedia Group, Inc.
3.250%, 02/15/30		650	571,241
Experian Finance PLC
Ω 2.750%, 03/08/30		602	523,866
Fidelity National Information Services, Inc.
1.500%, 05/21/27	EUR	500	502,295
First American Financial Corp.
2.400%, 08/15/31		300	233,160
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		500	434,721
Flowserve Corp.
2.800%, 01/15/32		2,000	1,617,336
Fluor Corp.
# 4.250%, 09/15/28		600	555,354
Ford Motor Credit Co. LLC
4.134%, 08/04/25		350	331,200
2.900%, 02/16/28		250	216,408
Fox Corp.
4.709%, 01/25/29		300	294,683
GATX Corp.
# 4.700%, 04/01/29		200	196,621
3.500%, 06/01/32		500	443,609
General Motors Financial Co., Inc.
5.650%, 01/17/29		600	601,272
Gilead Sciences, Inc.
5.650%, 12/01/41		1,000	1,072,511
Glencore Funding LLC
Ω 2.850%, 04/27/31		500	422,301
Global Payments, Inc.
3.200%, 08/15/29		250	221,111
GLP Capital LP/GLP Financing II, Inc.
5.750%, 06/01/28		200	196,855

131

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.000%, 01/15/30		200	$177,388
Goldman Sachs Group, Inc.
3.125%, 07/25/29	GBP	400	442,276
1.875%, 12/16/30	GBP	331	325,438
Graphic Packaging International LLC
Ω 4.750%, 07/15/27		500	481,190
HAT Holdings I LLC/HAT Holdings II LLC
Ω 3.750%, 09/15/30		600	471,606
HCA, Inc.
7.500%, 11/06/33		117	131,238
Honeywell International, Inc.
2.250%, 02/22/28	EUR	450	469,900
Howmet Aerospace, Inc.
6.875%, 05/01/25		10	10,299
# 3.000%, 01/15/29		500	448,701
HP, Inc.
2.650%, 06/17/31		200	162,870
4.200%, 04/15/32		172	154,128
Humana, Inc.
3.125%, 08/15/29		150	136,218
Huntsman International LLC
2.950%, 06/15/31		1,000	826,211
Hyatt Hotels Corp.
4.375%, 09/15/28		1,000	969,030
Indiana Michigan Power Co.
6.050%, 03/15/37		500	544,215
Intel Corp.
5.625%, 02/10/43		500	513,137
International Business Machines Corp.
1.750%, 03/07/28	EUR	500	509,717
0.875%, 02/09/30	EUR	1,000	929,025
1.250%, 02/09/34	EUR	1,000	855,976
Invitation Homes Operating Partnership LP
2.700%, 01/15/34		900	693,526
JAB Holdings BV
2.000%, 05/18/28	EUR	500	500,824
Jackson Financial, Inc.
3.125%, 11/23/31		1,000	806,714
Jefferies Financial Group, Inc.
2.625%, 10/15/31		300	241,739
JPMorgan Chase & Co.
6.400%, 05/15/38		500	565,620
5.400%, 01/06/42		500	516,025
Juniper Networks, Inc.
2.000%, 12/10/30		1,200	960,008
KB Home
4.000%, 06/15/31		1,500	1,297,830

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Kemper Corp.
3.800%, 02/23/32		1,000	$864,521
Kilroy Realty LP
2.500%, 11/15/32		1,600	1,083,519
Kimco Realty OP LLC
1.900%, 03/01/28		700	603,169
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		100	113,075
Las Vegas Sands Corp.
3.900%, 08/08/29		1,000	912,852
Lazard Group LLC
4.500%, 09/19/28		500	481,468
Lear Corp.
3.800%, 09/15/27		265	253,665
Lennar Corp.
4.750%, 05/30/25		500	496,729
Lincoln National Corp.
# 3.400%, 01/15/31		700	563,707
LYB International Finance III LLC
3.375%, 10/01/40		500	369,745
Marriott International, Inc.
4.000%, 04/15/28		650	628,911
2.750%, 10/15/33		100	81,150
Marsh & McLennan Cos., Inc.
1.979%, 03/21/30	EUR	300	288,842
Masonite International Corp.
Ω 3.500%, 02/15/30		1,500	1,284,504
MGM Resorts International
4.625%, 09/01/26		350	334,792
Micron Technology, Inc.
3.366%, 11/01/41		500	353,702
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		1,000	882,133
Ω 3.875%, 05/15/32		250	214,246
Motorola Solutions, Inc.
2.300%, 11/15/30		200	163,967
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	490,389
National Fuel Gas Co.
2.950%, 03/01/31		1,000	809,958
NewMarket Corp.
2.700%, 03/18/31		1,000	841,635
NextEra Energy Operating Partners LP
Ω 4.500%, 09/15/27		300	282,000
Nordstrom, Inc.
# 4.000%, 03/15/27		885	760,498
NOV, Inc.
3.600%, 12/01/29		400	366,636

132

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
OneMain Finance Corp.
7.125%, 03/15/26		450	$438,544
ONEOK, Inc.
6.350%, 01/15/31		300	317,261
Oracle Corp.
6.125%, 07/08/39		600	633,029
3.600%, 04/01/40		875	679,461
Ovintiv, Inc.
8.125%, 09/15/30		400	446,143
Paramount Global
4.950%, 01/15/31		200	185,795
Philip Morris International, Inc.
0.800%, 08/01/31	EUR	800	664,383
Piedmont Operating Partnership LP
3.150%, 08/15/30		1,000	755,285
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		200	180,618
3.800%, 09/15/30		50	45,243
6.700%, 05/15/36		200	206,038
6.650%, 01/15/37		500	519,912
Primerica, Inc.
2.800%, 11/19/31		1,000	843,785
Principal Financial Group, Inc.
3.700%, 05/15/29		177	167,997
6.050%, 10/15/36		147	155,430
Progress Energy, Inc.
7.000%, 10/30/31		290	325,755
Prologis Euro Finance LLC
0.500%, 02/16/32	EUR	2,100	1,695,207
Public Storage
1.850%, 05/01/28		200	177,756
0.500%, 09/09/30	EUR	1,000	841,918
0.875%, 01/24/32	EUR	200	164,926
PulteGroup, Inc.
5.500%, 03/01/26		450	454,407
Ralph Lauren Corp.
2.950%, 06/15/30		1,000	902,015
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	226,701
Ross Stores, Inc.
1.875%, 04/15/31		99	80,336
Royalty Pharma PLC
2.200%, 09/02/30		150	122,956
Sabra Health Care LP
3.900%, 10/15/29		500	416,738
3.200%, 12/01/31		1,200	900,595
Seagate HDD Cayman
4.875%, 06/01/27		600	574,146
4.091%, 06/01/29		400	346,816

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.125%, 01/15/31		500	$415,000
Sealed Air Corp.
Ω 4.000%, 12/01/27		400	373,814
Sensata Technologies BV
Ω 5.000%, 10/01/25		150	147,688
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		850	774,244
Simon Property Group LP
2.450%, 09/13/29		500	435,877
Southwest Airlines Co.
5.125%, 06/15/27		600	604,853
Spirit Realty LP
2.100%, 03/15/28		800	675,653
4.000%, 07/15/29		203	184,097
Steelcase, Inc.
5.125%, 01/18/29		700	623,021
Stellantis NV
4.500%, 07/07/28	EUR	600	681,264
STORE Capital Corp.
4.625%, 03/15/29		900	799,409
Stryker Corp.
2.125%, 11/30/27	EUR	500	519,809
Tapestry, Inc.
3.050%, 03/15/32		300	248,438
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		1,000	990,810
Toll Brothers Finance Corp.
4.350%, 02/15/28		900	861,651
@ 3.800%, 11/01/29		350	319,181
Truist Financial Corp.
1.950%, 06/05/30		200	161,017
U.S. Cellular Corp.
6.700%, 12/15/33		200	182,000
Utah Acquisition Sub, Inc.
3.125%, 11/22/28	EUR	550	560,901
Valero Energy Corp.
4.350%, 06/01/28		547	539,269
Visa, Inc.
1.500%, 06/15/26	EUR	1,800	1,876,832
Vontier Corp.
1.800%, 04/01/26		500	447,140
2.400%, 04/01/28		400	334,788
2.950%, 04/01/31		665	523,755
Vornado Realty LP
3.400%, 06/01/31		1,350	959,493
Walmart, Inc.
5.625%, 03/27/34	GBP	850	1,159,240
5.250%, 09/28/35	GBP	1,580	2,090,695
Walt Disney Co.
6.400%, 12/15/35		700	808,843
3.500%, 05/13/40		500	425,125
Wells Fargo & Co.
4.150%, 01/24/29		500	481,301

133

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.500%, 09/12/29	GBP	400	$448,387
0.625%, 08/14/30	EUR	278	236,992
2.125%, 09/24/31	GBP	1,000	986,632
Welltower OP LLC
2.050%, 01/15/29		1,000	843,171
Western Digital Corp.
2.850%, 02/01/29		1,200	949,212
Western Union Co.
1.350%, 03/15/26		600	540,306
Westlake Corp.
1.625%, 07/17/29	EUR	500	455,814
WPC Eurobond BV
1.350%, 04/15/28	EUR	600	553,327
Yum! Brands, Inc.
Ω 4.750%, 01/15/30		200	193,464
3.625%, 03/15/31		500	441,651
Zimmer Biomet Holdings, Inc.
1.164%, 11/15/27	EUR	600	590,020

TOTAL UNITED STATES			121,244,232

TOTAL BONDS			227,480,988

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (3.3%)
U.S. Treasury Notes
0.125%, 12/15/23	4,800	$4,661,250
2.250%, 12/31/23	1,000	982,656
0.125%, 01/15/24	600	580,265
2.250%, 01/31/24	700	686,137
2.750%, 02/15/24	850	835,557
0.375%, 04/15/24	1,000	958,672

TOTAL U.S. TREASURY OBLIGATIONS		8,704,537

TOTAL INVESTMENT SECURITIES (Cost $292,130,917)		259,758,614

	Shares
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	297,635	3,442,744

TOTAL INVESTMENTS — (100.0%) (Cost $295,573,085)		$263,201,358

As of April 30, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	19,687,988	EUR	17,844,252	State Street Bank and Trust	05/16/23	$10,142
GBP	405,149	USD	502,818	Citibank, N.A.	05/22/23	6,570
GBP	376,254	USD	458,943	State Street Bank and Trust	05/22/23	14,116
USD	3,851,506	AUD	5,757,690	Morgan Stanley and Co. International	05/25/23	37,934
EUR	668,406	USD	735,298	Citibank, N.A.	05/31/23	2,410
USD	6,963,496	JPY	904,075,520	UBS AG	07/05/23	263,068
USD	10,352,230	AUD	15,310,348	Citibank, N.A.	07/12/23	190,832
USD	843,051	JPY	110,880,981	Societe Generale	07/25/23	18,776

Total Appreciation						$543,848

USD	17,965	DKK	124,097	Citibank, N.A.	05/09/23	$(389)
USD	1,749	DKK	12,292	State Street Bank and Trust	05/09/23	(69)
USD	1,748,743	DKK	12,274,320	Societe Generale	05/10/23	(66,758)
USD	18,139,731	GBP	15,037,154	Citibank, N.A.	05/22/23	(766,288)
USD	14,044,369	EUR	13,073,377	Citibank, N.A.	05/22/23	(377,208)
USD	3,588,152	EUR	3,303,256	State Street Bank and Trust	05/22/23	(55,754)
USD	273,393	GBP	219,359	Morgan Stanley and Co. International	05/24/23	(2,416)
USD	1,165,266	GBP	954,632	State Street Bank and Trust	05/24/23	(35,029)
USD	19,344,108	EUR	17,550,945	Morgan Stanley and Co. International	05/25/23	(20,040)
USD	182,071	AUD	275,354	Morgan Stanley and Co. International	05/25/23	(308)
USD	20,095,141	EUR	18,419,474	State Street Bank and Trust	05/31/23	(234,090)
AUD	211,194	USD	142,439	Citibank, N.A.	07/12/23	(2,271)

134

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	267,239	USD	181,364	State Street Bank and Trust	07/12/23	$(3,999)

Total (Depreciation)						$(1,564,619)

Total Appreciation (Depreciation)						$(1,020,771)

As of April 30, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.770% Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	$325,050	$325,050
Bank of America Corp.	2.745% Fixed	CPI	Maturity	USD	8,000,000	12/30/31	—	—	225,701	225,701
Bank of America Corp.	2.664% Fixed	CPI	Maturity	USD	11,000,000	12/20/31	—	—	426,484	426,484
Bank of America Corp.	2.657% Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	358,079	358,079
Bank of America Corp.	2.635% Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	545,817	545,817
Bank of America Corp.	2.620% Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	365,661	365,661
Bank of America Corp.	2.595% Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	1,051,833	1,051,833
Bank of America Corp.	2.546% Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,332,354	3,332,354
Bank of America Corp.	2.533% Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	229,146	229,146
Bank of America Corp.	2.355% Fixed	CPI	Maturity	USD	8,000,000	01/18/28	—	—	55,853	55,853
Citibank, N.A.	2.807% Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	877,556	877,556
Deutsche Bank AG	3.120% Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	122,726	122,726
Deutsche Bank AG	3.089% Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	124,625	124,625
Deutsche Bank AG	2.816% Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	182,011	182,011
Deutsche Bank AG	2.678% Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	424,651	424,651
Deutsche Bank AG	2.600% Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	383,203	383,203
Deutsche Bank AG	2.596% Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	305,281	305,281
Deutsche Bank AG	2.550% Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	450,048	450,048
Deutsche Bank AG	2.529% Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	308,831	308,831
Deutsche Bank AG	2.515% Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	297,121	297,121
Deutsche Bank AG	2.468% Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	419,825	419,825

135

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanleyand Co. International	2.385% Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	$98,842	$98,842

Total Appreciation									$10,910,698	$10,910,698
Bank of America Corp.	3.090% Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(183,285)	(183,285)
Bank of America Corp.	2.643% Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	(114,854)	(114,854)
Deutsche Bank AG	2.833% Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	(15,031)	(15,031)
Intercontinental Exchange, Inc.	2.540% Fixed	CPI	Maturity	USD	7,000,000	12/16/26	—	—	(1,456)	(1,456)
Morgan Stanleyand Co. International	2.815% Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	(75,514)	(75,514)

Total (Depreciation)									$(390,140)	$(390,140)

Total Appreciation (Depreciation)									$10,520,558	$10,520,558

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,573,089	—	$23,573,089
Bonds
Australia	—	17,710,340	—	17,710,340
Belgium	—	489,109	—	489,109
Canada	—	16,442,500	—	16,442,500
Denmark	—	2,505,176	—	2,505,176
Finland	—	4,111,304	—	4,111,304
France	—	16,894,667	—	16,894,667
Germany	—	5,743,301	—	5,743,301
Hong Kong	—	1,812,357	—	1,812,357
Italy	—	3,422,984	—	3,422,984
Japan	—	11,902,479	—	11,902,479
Luxembourg	—	1,581,673	—	1,581,673
Netherlands	—	3,725,410	—	3,725,410
Norway	—	274,152	—	274,152
Spain	—	1,293,140	—	1,293,140
Supranational Organization Obligations	—	3,702,113	—	3,702,113
Sweden	—	670,025	—	670,025
Switzerland	—	2,402,655	—	2,402,655
United Kingdom	—	11,553,371	—	11,553,371
United States	—	121,244,232	—	121,244,232
U.S. Treasury Obligations	—	8,704,537	—	8,704,537
Securities Lending Collateral	—	3,442,744	—	3,442,744

136

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Forward Currency Contracts**	—	$(1,020,771)	—	$(1,020,771)
Swap Agreements**	—	10,520,558	—	10,520,558

TOTAL	—	$272,701,145	—	$272,701,145

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

137

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $35,461, $1,934, $2,720 and $10,897 of securities on loan, respectively)	$5,077,663	$4,982,541	$1,016,057	$9,606,666
Temporary Cash Investments at Value & Cost	19,811	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $36,018, $1,947, $2,796 and $11,092, respectively)	36,024	1,948	2,796	11,094
Foreign Currencies at Value	1	8,620	377	40,615
Cash	—	27,889	8,327	38,805
Receivables:
Investment Securities Sold	6,515	16,048	7,231	37,644
Dividends and Interest	20,132	25,644	7,340	46,845
Securities Lending Income	10	1	1	2
Fund Shares Sold	3,648	1,482	266	3,702
Unrealized Gain on Forward Currency Contracts	—	11,382	1,208	17,792
Unrealized Gain on Foreign Currency Contracts	—	—	16	—
Prepaid Expenses and Other Assets	42	80	21	122

Total Assets	5,163,846	5,075,635	1,043,640	9,803,287

LIABILITIES:
Payables:
Upon Return of Securities Loaned	36,188	1,979	2,798	11,174
Investment Securities Purchased	15,045	15,045	11,837	—
Fund Shares Redeemed	6,267	957	289	8,255
Due to Advisor	420	580	118	1,437
Unrealized Loss on Forward Currency Contracts	—	25,041	2,767	80,763
Unrealized Loss on Foreign Currency Contracts	—	6	1	29
Accrued Expenses and Other Liabilities	501	360	60	673

Total Liabilities	58,421	43,968	17,870	102,331

NET ASSETS	$5,105,425	$5,031,667	$1,025,770	$9,700,956

Institutional Class Shares — based on net assets of $5,105,425; $5,031,667; $1,025,770 and $9,700,956 and shares outstanding of 503,780,570, 520,966,869, 112,196,831 and 969,661,465, respectively	$10.13	$9.66	$9.14	$10.00

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$5,127,592	$5,082,759	$1,042,490	$9,559,895

Foreign Currencies at Cost	$1	$8,619	$376	$40,622

NET ASSETS CONSIST OF:
Paid-In Capital	$5,223,245	$5,211,385	$1,160,511	$10,799,269
Total Distributable Earnings (Loss)	(117,820)	(179,718)	(134,741)	(1,098,313)

NET ASSETS	$5,105,425	$5,031,667	$1,025,770	$9,700,956

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

138

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $26,657 of securities on loan, respectively)	$1,077,452	$1,518,141	$5,000,317	$6,227,274
Temporary Cash Investments at Value & Cost	—	1,247	22,015	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $27,282,respectively)	—	—	—	27,285
Foreign Currencies at Value	3,633	—	—	1,147
Cash	49,599	—	—	76,246
Receivables:
Investment Securities Sold	—	—	—	26,025
Dividends, Interest and Tax Reclaims	8,328	5,933	53,744	39,759
Securities Lending Income	—	—	—	10
Fund Shares Sold	817	424	5,745	3,783
Unrealized Gain on Forward Currency Contracts	3,611	—	—	3,464
Unrealized Gain on Foreign Currency Contracts	—	—	—	94
Prepaid Expenses and Other Assets	22	25	59	88

Total Assets	1,143,462	1,525,770	5,081,880	6,405,175

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	27,303
Investment Securities Purchased	—	—	16,098	76,906
Fund Shares Redeemed	307	814	1,502	3,221
Due to Advisor	153	175	372	870
Unrealized Loss on Forward Currency Contracts	20,133	—	—	25,627
Unrealized Loss on Foreign Currency Contracts	1	—	—	9
Accrued Expenses and Other Liabilities	83	129	300	306

Total Liabilities	20,677	1,118	18,272	134,242

NET ASSETS	$1,122,785	$1,524,652	$5,063,608	$6,270,933

Institutional Class Shares — based on net assets of $1,122,785; $1,524,652; $5,063,608 and $6,270,933 and shares outstanding of 133,177,202, 154,522,683, 451,548,794 and 609,496,520, respectively	$8.43	$9.87	$11.21	$10.29

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,324,020	$1,524,605	$5,362,983	$6,412,923

Foreign Currencies at Cost	$3,627	$—	$—	$1,148

NET ASSETS CONSIST OF:
Paid-In Capital	$1,398,330	$1,669,065	$5,715,084	$6,693,272
Total Distributable Earnings (Loss)	(275,545)	(144,413)	(651,476)	(422,339)

NET ASSETS	$1,122,785	$1,524,652	$5,063,608	$6,270,933

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

139

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $56,088, $12,562, $75,711 and $570,518 of securities on loan, respectively)	$1,252,484	$933,891	$2,715,730	$10,466,229
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $57,304, $12,860, $77,406 and $582,236, respectively)	57,306	12,862	77,413	582,281
Segregated Cash for Futures Contracts	—	—	4,719	—
Foreign Currencies at Value	165	98	1,030	782
Segregated Cash for Swaps Contracts	—	—	4,444	—
Cash	11,480	21,742	13,678	47,564
Receivables:
Investment Securities Sold	236	7,033	—	6,612
Dividends and Interest	13,689	7,424	24,377	95,371
Securities Lending Income	50	4	28	172
Fund Shares Sold	1,454	645	4,058	8,158
Unrealized Gain on Forward Currency Contracts	1,094	338	6,077	905
Unrealized Gain on Foreign Currency Contracts	—	—	1	—
Prepaid Expenses and Other Assets	26	41	80	121

Total Assets	1,337,984	984,078	2,851,635	11,208,195

LIABILITIES:
Payables:
Upon Return of Securities Loaned	57,372	12,867	77,441	582,651
Investment Securities Purchased	4,824	—	246,597	9,927
Fund Shares Redeemed	270	276	1,595	5,025
Due to Advisor	185	129	411	1,584
Segregated Cash for Swap Contracts	—	—	545	—
Unrealized Loss on Forward Currency Contracts	490	1,403	19,583	9,295
Unrealized Loss on Foreign Currency Contracts	—	—	1	1
Accrued Expenses and Other Liabilities	106	34	129	470

Total Liabilities	63,247	14,709	346,302	608,953

NET ASSETS	$1,274,737	$969,369	$2,505,333	$10,599,242

Institutional Class Shares — based on net assets of $1,274,737; $969,369; $2,505,333 and $10,599,242 and shares outstanding of 134,440,031, 103,963,183, 277,554,466 and 1,055,787,758, respectively	$9.48	$9.32	$9.03	$10.04

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$1,389,686	$962,627	$3,009,299	$11,288,106

Foreign Currencies at Cost	$164	$98	$1,031	$783

NET ASSETS CONSIST OF:
Paid-In Capital	$1,552,216	$1,034,051	$2,980,596	$11,964,895
Total Distributable Earnings (Loss)	(277,479)	(64,682)	(475,263)	(1,365,653)

NET ASSETS	$1,274,737	$969,369	$2,505,333	$10,599,242

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

140

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	$1,565,426	—	—	—
Investment Securities at Value	385,353	$340,020	$5,830,447	$1,885,365
Temporary Cash Investments at Value & Cost	2,592	—	7,428	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $10, respectively)	—	—	—	10
Foreign Currencies at Value	—	—	—	480
Segregated Cash for Swaps Contracts	—	—	—	62,320
Cash	—	391	—	18,895
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	—	15,671
Dividends and Interest	273	270	15,273	11,875
Fund Shares Sold	1,882	265	4,759	1,073
Unrealized Gain on Swap Contracts	—	—	—	101,024
Unrealized Gain on Forward Currency Contracts	—	—	—	2,670
Prepaid Expenses and Other Assets	52	15	55	34

Total Assets	1,955,578	340,961	5,857,962	2,099,417

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	—	—	26,374
Fund Shares Redeemed	513	39	7,169	2,513
Due to Advisor	22	28	434	298
Segregated Cash for Swap Contracts	—	—	—	62,320
Unrealized Loss on Swap Contracts	—	—	—	2,669
Unrealized Loss on Forward Currency Contracts	—	—	—	6,084
Accrued Expenses and Other Liabilities	73	21	304	121

Total Liabilities	608	88	7,907	100,379

NET ASSETS	$1,954,970	$340,873	$5,850,055	$1,999,038

Institutional Class Shares — based on net assets of $1,954,970; $340,873; $5,850,055 and $1,999,038 and shares outstanding of 211,489,103, 48,417,048, 519,974,103 and 194,206,369, respectively	$9.24	$7.04	$11.25	$10.29

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,699,577	$—	$—	$—

Investment Securities at Cost	$390,585	$453,348	$6,292,948	$1,942,502

Foreign Currencies at Cost	$—	$—	$—	$479

NET ASSETS CONSIST OF:
Paid-In Capital	$2,144,198	$461,605	$6,366,867	$1,993,061
Total Distributable Earnings (Loss)	(189,228)	(120,732)	(516,812)	5,977

NET ASSETS	$1,954,970	$340,873	$5,850,055	$1,999,038

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

141

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $3,363 of securities on loan, respectively)	$259,759
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,442)	3,443
Segregated Cash for Futures Contracts	430
Foreign Currencies at Value	106
Segregated Cash for Swaps Contracts	4,582
Cash	1,983
Receivables:
Dividends and Interest	2,215
Securities Lending Income	3
Fund Shares Sold	259
Unrealized Gain on Swap Contracts	10,911
Unrealized Gain on Forward Currency Contracts	544
Prepaid Expenses and Other Assets	18

Total Assets	284,253

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,441
Investment Securities Purchased	24,525
Fund Shares Redeemed	146
Due to Advisor	41
Segregated Cash for Swap Contracts	4,152
Unrealized Loss on Swap Contracts	390
Unrealized Loss on Forward Currency Contracts	1,565
Accrued Expenses and Other Liabilities	79

Total Liabilities	34,339

NET ASSETS	$249,914

Institutional Class Shares — based on net assets of $249,914 and shares outstanding of 26,773,414	$9.33

NUMBER OF SHARES AUTHORIZED	500,000,000

Investment Securities at Cost	$292,131

Foreign Currencies at Cost	$105

NET ASSETS CONSIST OF:
Paid-In Capital	$285,007
Total Distributable Earnings (Loss)	(35,093)

NET ASSETS	$249,914

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

142

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$64,298	$51,520	$12,787	$124,085
Income from Securities Lending	82	8	19	12

Total Investment Income	64,380	51,528	12,806	124,097

Expenses
Investment Management Fees	2,608	3,489	715	9,456
Accounting & Transfer Agent Fees	480	402	60	1,035
Custodian Fees	47	67	12	156
Filing Fees	104	95	16	132
Shareholders’ Reports	64	46	15	143
Directors’/Trustees’ Fees & Expenses	21	21	4	42
Professional Fees	29	28	6	60
Other	55	59	12	122

Total Expenses	3,408	4,207	840	11,146

Fees Paid Indirectly (Note C)	—	72	13	169

Net Expenses	3,408	4,135	827	10,977

Net Investment Income (Loss)	60,972	47,393	11,979	113,120

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(33,437)	(43,245)	(28,424)	(272,400)
Affiliated Investment Companies Shares Sold	45	(2)	2	(4)
Foreign Currency Transactions	—	536	213	2,367
Forward Currency Contracts	—	(86,041)	(15,801)	(310,616)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	90,579	204,653	73,120	751,119
Affiliated Investment Companies Shares	35	10	9	13
Translation of Foreign Currency-Denominated Amounts	—	533	140	1,207
Forward Currency Contracts	—	(12,914)	(3,797)	(53,058)

Net Realized and Unrealized Gain (Loss)	57,222	63,530	25,462	118,628

Net Increase (Decrease) in Net Assets Resulting from Operations	$118,194	$110,923	$37,441	$231,748

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

143

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$8,104	$22,114	$55,524	$83,387
Income from Securities Lending	—	—	—	96

Total Investment Income	8,104	22,114	55,524	83,483

Expenses
Investment Management Fees	928	1,164	2,161	4,847
Accounting & Transfer Agent Fees	98	151	408	620
Custodian Fees	39	8	28	51
Filing Fees	20	38	63	132
Shareholders’ Reports	29	29	56	79
Directors’/Trustees’ Fees & Expenses	4	6	19	25
Professional Fees	7	8	26	37
Previously Waived Fees Recovered by Advisor (Note C)	12	—	—	336
Other	14	16	55	70

Total Expenses	1,151	1,420	2,816	6,197

Fees Waived, Expenses Reimbursed by Advisor (Note C)	37	—	—	7
Fees Paid Indirectly (Note C)	37	—	—	52

Net Expenses	1,077	1,420	2,816	6,138

Net Investment Income (Loss)	7,027	20,694	52,708	77,345

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(47,495)	(12,983)	(164,973)	(148,091)
Affiliated Investment Companies Shares Sold	—	—	—	(2)
Foreign Currency Transactions	135	—	—	484
Forward Currency Contracts	(80,740)	—	—	(47,362)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	166,005	26,162	398,330	375,224
Affiliated Investment Companies Shares	—	—	—	33
Translation of Foreign Currency-Denominated Amounts	678	—	—	468
Forward Currency Contracts	(14,919)	—	—	(28,124)

Net Realized and Unrealized Gain (Loss)	23,664	13,179	233,357	152,630

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,691	$33,873	$286,065	$229,975

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

144

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$22,543	$12,494	$39,450	$166,309
Income from Securities Lending	171	32	167	1,408

Total Investment Income	22,714	12,526	39,617	167,717

Expenses
Investment Management Fees	1,006	865	2,552	8,558
Accounting & Transfer Agent Fees	132	90	239	990
Custodian Fees	5	4	48	37
Filing Fees	32	39	50	130
Shareholders’ Reports	32	21	39	116
Directors’/Trustees’ Fees & Expenses	5	4	10	42
Professional Fees	9	5	15	63
Previously Waived Fees Recovered by Advisor (Note C)	42	2	—	749
Other	15	9	32	118

Total Expenses	1,278	1,039	2,985	10,803

Fees Waived, Expenses Reimbursed by Advisor (Note C)	9	78	—	10
Fees Paid Indirectly (Note C)	5	5	47	36

Net Expenses	1,264	956	2,938	10,757

Net Investment Income (Loss)	21,450	11,570	36,679	156,960

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(63,939)	(16,922)	(48,416)	(276,475)
Affiliated Investment Companies Shares Sold	(12)	3	4	(1)
Foreign Currency Transactions	85	73	144	368
Forward Currency Contracts	(343)	(17,248)	(77,968)	(13,473)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	149,220	63,018	277,362	879,573
Affiliated Investment Companies Shares	19	10	29	348
Translation of Foreign Currency-Denominated Amounts	2	83	884	130
Forward Currency Contracts	605	(821)	(18,295)	(8,797)

Net Realized and Unrealized Gain (Loss)	85,637	28,196	133,744	581,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$107,087	$39,766	$170,423	$738,633

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

145

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$16,209	—	—	—

Total Investment Income	16,209	—	—	—

Fund Investment Income
Interest	8,570	$8,228	$99,378	$29,635
Income from Securities Lending	—	—	—	64

Total Fund Investment Income	8,570	8,228	99,378	29,699

Expenses
Investment Management Fees	1,149	164	2,598	1,883
Accounting & Transfer Agent Fees	193	11	377	215
Custodian Fees	2	1	32	39
Filing Fees	59	15	60	45
Shareholders’ Reports	18	11	72	33
Directors’/Trustees’ Fees & Expenses	8	1	24	8
Professional Fees	9	2	33	12
Other	7	5	68	39

Total Expenses	1,445	210	3,264	2,274

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,045	—	—	—
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	400	209	3,264	2,274

Net Investment Income (Loss)	24,379	8,019	96,114	27,425

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,596)	(5,119)	(44,281)	(61,673)
Affiliated Investment Companies Shares Sold	(21,063)	—	—	17
Swap Contracts	—	—	—	2,983
Foreign Currency Transactions	—	—	—	136
Forward Currency Contracts	—	—	—	(28,340)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,892	23,608	232,368	148,924
Affiliated Investment Companies Shares	74,560	—	—	29
Swap Contracts	—	—	—	(17,993)
Translation of Foreign Currency-Denominated Amounts	—	—	—	200
Forward Currency Contracts	—	—	—	(4,484)

Net Realized and Unrealized Gain (Loss)	52,793	18,489	188,087	39,799

Net Increase (Decrease) in Net Assets Resulting from Operations	$77,172	$26,508	$284,201	$67,224

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

146

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

DFA Global Core Plus Real Return Portfolio#
Investment Income
Interest	$3,705
Income from Securities Lending	30

Total Investment Income	3,735

Expenses
Investment Management Fees	266
Accounting & Transfer Agent Fees	33
Custodian Fees	35
Filing Fees	21
Shareholders’ Reports	14
Directors’/Trustees’ Fees & Expenses	1
Professional Fees	2
Other	18

Total Expenses	390

Fees Waived, Expenses Reimbursed by Advisor (Note C)	34
Fees Paid Indirectly (Note C)	6

Net Expenses	350

Net Investment Income (Loss)	3,385

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(5,248)
Affiliated Investment Companies Shares Sold	1
Swap Contracts	5,040
Foreign Currency Transactions	(7,215)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,736
Affiliated Investment Companies Shares	1
Swap Contracts	(8,108)
Translation of Foreign Currency-Denominated Amounts	75
Forward Currency Contracts	(2,256)

Net Realized and Unrealized Gain (Loss)	10,026

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,411

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

147

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,972	$46,136	$47,393	$46,530	$11,979	$15,990	$113,120	$141,826
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(33,437)	(30,143)	(43,245)	(137,602)	(28,424)	(36,009)	(272,400)	(832,549)
Affiliated Investment Companies Shares Sold	45	(226)	(2)	(41)	2	(5)	(4)	(72)
Foreign Currency Transactions	—	—	536	(339)	213	(91)	2,367	(324)
Forward Currency Contracts	—	—	(86,041)	213,512	(15,801)	14,368	(310,616)	303,472
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	90,579	(139,475)	204,653	(331,711)	73,120	(96,918)	751,119	(550,339)
Affiliated Investment Companies Shares	35	(37)	10	(17)	9	(9)	13	(12)
Translation of Foreign
Currency-Denominated Amounts	—	—	533	(719)	140	(101)	1,207	(861)
Forward Currency Contracts	—	—	(12,914)	21,548	(3,797)	6,949	(53,058)	23,390

Net Increase (Decrease) in Net Assets Resulting from Operations	118,194	(123,745)	110,923	(188,839)	37,441	(95,826)	231,748	(915,469)

Distributions:
Institutional Class Shares	(54,009)	(41,461)	(58,219)	(13,251)	(454)	(21,454)	(123,412)	(138,146)
Capital Share Transactions (1):
Shares Issued	1,015,004	2,559,201	528,081	1,551,922	83,903	226,931	1,138,280	3,036,685
Shares Issued in Lieu of Cash Distributions	49,220	37,969	50,036	11,517	454	21,423	121,417	136,008
Shares Redeemed	(1,372,442)	(2,940,804)	(638,102)	(2,016,317)	(114,716)	(347,902)	(2,127,794)	(5,279,634)

Net Increase (Decrease) from Capital Share Transactions	(308,218)	(343,634)	(59,985)	(452,878)	(30,359)	(99,548)	(868,097)	(2,106,941)

Total Increase (Decrease) in Net Assets	(244,033)	(508,840)	(7,281)	(654,968)	6,628	(216,828)	(759,761)	(3,160,556)
Net Assets
Beginning of Period	5,349,458	5,858,298	5,038,948	5,693,916	1,019,142	1,235,970	10,460,717	13,621,273

End of Period	$5,105,425	$5,349,458	$5,031,667	$5,038,948	$1,025,770	$1,019,142	$9,700,956	$10,460,717

(1) Shares Issued and Redeemed:
Shares Issued	100,734	251,248	55,219	159,778	9,337	24,726	114,886	295,268
Shares Issued in Lieu of Cash Distributions	4,885	3,766	5,267	1,165	51	2,250	12,327	13,016
Shares Redeemed	(136,209)	(289,589)	(66,712)	(208,199)	(12,746)	(38,058)	(214,660)	(515,126)

Net Increase (Decrease) from Shares Issued and Redeemed	(30,590)	(34,575)	(6,226)	(47,256)	(3,358)	(11,082)	(87,447)	(206,842)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

148

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,027	$11,820	$20,694	$25,597	$52,708	$87,765	$77,345	$104,861
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(47,495)	(73,691)	(12,983)	(103,726)	(164,973)	(136,576)	(148,091)	(210,311)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	(2)	(39)
Foreign Currency Transactions	135	(1,621)	—	—	—	—	484	(525)
Forward Currency Contracts	(80,740)	218,171	—	—	—	—	(47,362)	153,469
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	166,005	(424,788)	26,162	(11,471)	398,330	(782,211)	375,224	(548,914)
Affiliated Investment Companies Shares	—	—	—	—	—	—	33	(30)
Translation of Foreign Currency-Denominated Amounts	678	(269)	—	—	—	—	468	(355)
Forward Currency Contracts	(14,919)	5,493	—	—	—	—	(28,124)	13,469

Net Increase (Decrease) in Net Assets Resulting from Operations	30,691	(264,885)	33,873	(89,600)	286,065	(831,022)	229,975	(488,375)

Distributions:
Institutional Class Shares	(59)	(30,706)	(17,783)	(21,142)	(47,614)	(141,857)	(89,624)	(84,526)
Capital Share Transactions (1):
Shares Issued	154,146	467,293	178,955	514,274	678,468	1,493,542	914,928	2,445,018
Shares Issued in Lieu of Cash Distributions	56	29,598	17,329	20,650	46,475	139,670	88,971	83,680
Shares Redeemed	(180,964)	(805,621)	(259,506)	(600,770)	(687,499)	(2,072,849)	(1,370,378)	(2,739,944)

Net Increase (Decrease) from Capital Share Transactions	(26,762)	(308,730)	(63,222)	(65,846)	37,444	(439,637)	(366,479)	(211,246)

Total Increase (Decrease) in Net Assets	3,870	(604,321)	(47,132)	(176,588)	275,895	(1,412,516)	(226,128)	(784,147)
Net Assets
Beginning of Period	1,118,915	1,723,236	1,571,784	1,748,372	4,787,713	6,200,229	6,497,061	7,281,208

End of Period	$1,122,785	$1,118,915	$1,524,652	$1,571,784	$5,063,608	$4,787,713	$6,270,933	$6,497,061

(1) Shares Issued and Redeemed:
Shares Issued	18,488	51,008	18,255	51,108	61,809	126,998	90,003	233,008
Shares Issued in Lieu of Cash Distributions	7	2,902	1,770	2,090	4,219	11,570	8,806	7,874
Shares Redeemed	(21,689)	(88,092)	(26,483)	(59,854)	(62,833)	(175,128)	(135,057)	(261,384)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,194)	(34,182)	(6,458)	(6,656)	3,195	(36,560)	(36,248)	(20,502)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

149

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,450	$47,509	$11,570	$14,171	$36,679	$67,163	$156,960	$286,693
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(63,939)	(77,254)	(16,922)	(9,702)	(48,416)	(242,243)	(276,475)	(284,930)
Affiliated Investment Companies Shares Sold	(12)	(16)	3	(7)	4	(21)	(1)	(160)
Foreign Currency Transactions	85	—	73	(41)	144	(1,066)	368	9
Forward Currency Contracts	(343)	—	(17,248)	3,284	(77,968)	198,392	(13,473)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	149,220	(335,984)	63,018	(91,977)	277,362	(612,544)	879,573	(2,038,092)
Affiliated Investment Companies Shares	19	(19)	10	(9)	29	(24)	348	(327)
Translation of Foreign
Currency-Denominated Amounts	2	—	83	8	884	(425)	130	11
Forward Currency Contracts	605	(1)	(821)	(115)	(18,295)	13,136	(8,797)	407

Net Increase (Decrease) in Net Assets Resulting from Operations	107,087	(365,765)	39,766	(84,388)	170,423	(577,632)	738,633	(2,036,389)

Distributions:
Institutional Class Shares	(20,416)	(81,214)	(3,877)	(24,970)	(38,103)	(83,818)	(138,490)	(391,343)
Capital Share Transactions (1):
Shares Issued	329,523	494,273	236,223	399,556	465,238	1,400,607	1,565,779	4,309,196
Shares Issued in Lieu of Cash Distributions	19,574	78,576	3,827	24,332	37,990	83,676	135,276	384,513
Shares Redeemed	(451,802)	(908,863)	(172,644)	(385,306)	(530,789)	(1,541,734)	(1,699,426)	(5,891,418)

Net Increase (Decrease) from Capital Share Transactions	(102,705)	(336,014)	67,406	38,582	(27,561)	(57,451)	1,629	(1,197,709)

Total Increase (Decrease) in Net Assets	(16,034)	(782,993)	103,295	(70,776)	104,759	(718,901)	601,772	(3,625,441)
Net Assets
Beginning of Period	1,290,771	2,073,764	866,074	936,850	2,400,574	3,119,475	9,997,470	13,622,911

End of Period	$1,274,737	$1,290,771	$969,369	$866,074	$2,505,333	$2,400,574	$10,599,242	$9,997,470

(1) Shares Issued and Redeemed:
Shares Issued	35,385	48,577	25,972	42,301	52,488	144,573	158,646	407,498
Shares Issued in Lieu of Cash Distributions	2,105	7,469	419	2,521	4,298	8,273	13,636	36,020
Shares Redeemed	(49,615)	(89,930)	(18,818)	(40,501)	(60,442)	(164,109)	(172,602)	(562,225)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,125)	(33,884)	7,573	4,321	(3,656)	(11,263)	(320)	(118,707)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

150

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$24,379	$48,423	$8,019	$30,436	$96,114	$527,412	$27,425	$35,209
Capital Gain Distributions Received from Investment Securities.	—	12,140	—	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,596)	(12,934)	(5,119)	(5,549)	(44,281)	(53,868)	(61,673)	(38,676)
Affiliated Investment Companies Shares Sold.	(21,063)	(28,718)	—	—	—	—	17	(9)
Swap Contracts	—	—	—	—	—	—	2,983	34,935
Foreign Currency Transactions	—	—	—	—	—	—	136	(229)
Forward Currency Contracts	—	—	—	—	—	—	(28,340)	50,889
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,892	(25,114)	23,608	(184,077)	232,368	(1,345,892)	148,924	(208,259)
Affiliated Investment Companies Shares	74,560	(194,304)	—	—	—	—	29	(29)
Swap Contracts	—	—	—	—	—	—	(17,993)	41,372
Translation of Foreign
Currency-Denominated Amounts	—	—	—	—	—	—	200	(183)
Forward Currency Contracts	—	—	—	—	—	—	(4,484)	9,191

Net Increase (Decrease) in Net Assets Resulting from Operations	77,172	(200,507)	26,508	(159,190)	284,201	(872,348)	67,224	(75,789)

Distributions:
Institutional Class Shares	(20,669)	(66,753)	(3,822)	(37,152)	(44,141)	(527,766)	(36,318)	(18,197)
Capital Share Transactions (1):
Shares Issued	306,508	865,705	51,936	195,066	709,802	2,167,801	317,210	1,212,852
Shares Issued in Lieu of Cash Distributions	20,666	66,747	3,822	37,152	43,329	518,667	35,801	17,868
Shares Redeemed.	(360,250)	(1,095,570)	(33,789)	(126,880)	(1,035,568)	(2,617,661)	(556,303)	(763,275)

Net Increase (Decrease) from Capital Share Transactions	(33,076)	(163,118)	21,969	105,338	(282,437)	68,807	(203,292)	467,445

Total Increase (Decrease) in Net Assets	23,427	(430,378)	44,655	(91,004)	(42,377)	(1,331,307)	(172,386)	373,459
Net Assets
Beginning of Period	1,931,543	2,361,921	296,218	387,222	5,892,432	7,223,739	2,171,424	1,797,965

End of Period	$1,954,970	$1,931,543	$340,873	$296,218	$5,850,055	$5,892,432	$1,999,038	$2,171,424

(1) Shares Issued and Redeemed:
Shares Issued.	33,664	89,805	7,544	20,973	64,663	171,811	31,218	116,221
Shares Issued in Lieu of Cash Distributions	2,263	6,963	528	4,337	3,939	44,626	3,541	1,712
Shares Redeemed	(39,568)	(114,776)	(4,781)	(12,606)	(94,296)	(213,035)	(54,716)	(73,758)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,641)	(18,008)	3,291	12,704	(25,694)	3,402	(19,957)	44,175

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

151

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,385	$6,282
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(5,248)	(37,220)
Affiliated Investment Companies Shares Sold	1	—
Swap Contracts.	5,040	6,497
Foreign Currency Transactions.	(7,215)	(60)
Forward Currency Contracts.	—	21,153
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,736	(54,424)
Affiliated Investment Companies Shares.	1	—
Swap Contracts.	(8,108)	7,713
Translation of Foreign Currency-Denominated Amounts	75	(34)
Forward Currency Contracts.	(2,256)	1,316

Net Increase (Decrease) in Net Assets Resulting from Operations	13,411	(48,777)

Distributions:
Institutional Class Shares.	(2,778)	(4,464)
Capital Share Transactions (1):
Shares Issued.	35,510	161,089
Shares Issued in Lieu of Cash Distributions.	2,762	4,462
Shares Redeemed.	(82,903)	(111,207)

Net Increase (Decrease) from Capital Share Transactions.	(44,631)	54,344

Total Increase (Decrease) in Net Assets.	(33,998)	1,103
Net Assets
Beginning of Period.	283,912	282,809

End of Period.	$249,914	$283,912

(1) Shares Issued and Redeemed:
Shares Issued.	3,882	16,083
Shares Issued in Lieu of Cash Distributions.	301	462
Shares Redeemed	(9,182)	(11,867)

Net Increase (Decrease) from Shares Issued and Redeemed.	(4,999)	4,678

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

152

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.01		$10.30	$10.30	$10.31	$10.24	$10.29	$9.56		$9.91	$10.00	$10.03	$9.95	$9.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.08	(—)	0.10	0.23	0.18	0.09		0.08	0.01	0.08	0.18	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.10		(0.30)	—	(0.01)	0.06	(0.06)	0.12		(0.41)	(0.04)	0.04	0.15	(0.08)

Total from Investment Operations	0.22		(0.22)	—	0.09	0.29	0.12	0.21		(0.33)	(0.03)	0.12	0.33	0.09

Less Distributions:
Net Investment Income	(0.10)		(0.07)	(—)	(0.10)	(0.22)	(0.17)	(0.11)		(0.02)	(0.06)	(0.15)	(0.25)	(0.13)

Total Distributions	(0.10)		(0.07)	—	(0.10)	(0.22)	(0.17)	(0.11)		(0.02)	(0.06)	(0.15)	(0.25)	(0.13)

Net Asset Value, End of Period	$10.13		$10.01	$10.30	$10.30	$10.31	$10.24	$9.66		$9.56	$9.91	$10.00	$10.03	$9.95

Total Return	2.25	%(B)	(2.10%)	0.02%	0.84%	2.90%	1.22%	2.23	%(B)	(3.31%)	(0.33%)	1.23%	3.42%	0.87%

Net Assets, End of Period (thousands)	$5,105,425		$5,349,458	$5,858,298	$6,655,886	$7,418,534	$7,970,071	$5,031,667		$5,038,948	$5,693,916	$5,321,434	$5,518,420	$5,590,939
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.13%	0.17%	0.17%	0.18%	0.17%	0.17	%(C)	0.16%	0.17%	0.17%	0.18%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.13%	0.17%	0.17%	0.18%	0.17%	0.17	%(C)	0.16%	0.17%	0.18%	0.18%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.34	%(C)	0.79%	—	0.95%	2.22%	1.76%	1.90	%(C)	0.85%	0.09%	0.80%	1.83%	1.73%
Portfolio Turnover Rate	15	%(B)	67%	96%	83%	30%	68%	14	%(B)	111%	93%	51%	59%	81%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

153

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.82		$9.76	$9.76	$9.79	$9.60	$9.66	$9.90		$10.78	$10.89	$10.96	$10.90	$11.03

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.13	0.08	0.10	0.15	0.15	0.11		0.12	0.04	0.04	0.07	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22		(0.90)	(0.08)	0.11	0.34	(0.04)	0.11		(0.88)	(0.15)	0.14	0.44	(0.07)

Total from Investment Operations	0.32		(0.77)	—	0.21	0.49	0.11	0.22		(0.76)	(0.11)	0.18	0.51	0.04

Less Distributions:
Net Investment Income	(—)		(0.17)	(—)	(0.24)	(0.30)	(0.17)	(0.12)		(0.12)	(—)	(0.25)	(0.45)	(0.16)
Net Realized Gains	—		—	—	—	—	—	—		—	—	—	—	(0.01)

Total Distributions	—		(0.17)	—	(0.24)	(0.30)	(0.17)	(0.12)		(0.12)	—	(0.25)	(0.45)	(0.17)

Net Asset Value, End of Period	$9.14		$8.82	$9.76	$9.76	$9.79	$9.60	$10.00		$9.90	$10.78	$10.89	$10.96	$10.90

Total Return	3.67	%(B)	(8.03%)	0.03%	2.20%	5.29%	1.12%	2.27	%(B)	(7.15%)	(0.98%)	1.64%	4.88%	0.38%

Net Assets, End of Period (thousands)	$1,025,770		$1,019,142	$1,235,970	$1,130,900	$1,235,997	$1,210,704	$9,700,956		$10,460,717	$13,621,273	$13,288,386	$15,555,653	$15,130,986
Ratio of Expenses to Average Net Assets	0.16	%(C)	0.16%	0.17%	0.17%	0.18%	0.17%	0.23	%(C)	0.23%	0.26%	0.26%	0.28%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16	%(C)	0.16%	0.17%	0.17%	0.18%	0.17%	0.23	%(C)	0.23%	0.26%	0.27%	0.29%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.35	%(C)	1.42%	0.80%	1.01%	1.60%	1.62%	2.31	%(C)	1.17%	0.39%	0.38%	0.63%	1.03%
Portfolio Turnover Rate	25	%(B)	62%	94%	45%	62%	63%	18	%(B)	111%	126%	47%	46%	67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

154

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.20		$10.10	$10.85	$10.85	$10.45	$10.22	$9.76		$10.43	$10.56	$10.57	$10.38	$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.08	0.07	0.07	0.09	0.10	0.13		0.15	0.01	0.06	0.20	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.18		(1.79)	(0.64)	0.37	1.08	0.15	0.09		(0.69)	(0.13)	0.01	0.19	(0.22)

Total from Investment Operations	0.23		(1.71)	(0.57)	0.44	1.17	0.25	0.22		(0.54)	(0.12)	0.07	0.39	(0.06)

Less Distributions:
Net Investment Income	(—)		(0.09)	(0.09)	(0.33)	(0.73)	(0.02)	(0.11)		(0.13)	(0.01)	(0.08)	(0.20)	(0.15)
Net Realized Gains	—		(0.10)	(0.09)	(0.11)	(0.04)	—	—		—	—	—	—	—

Total Distributions	—		(0.19)	(0.18)	(0.44)	(0.77)	(0.02)	(0.11)		(0.13)	(0.01)	(0.08)	(0.20)	(0.15)

Net Asset Value, End of Period	$8.43		$8.20	$10.10	$10.85	$10.85	$10.45	$9.87		$9.76	$10.43	$10.56	$10.57	$10.38

Total Return	2.81	%(B)	(17.33%)	(5.34%)	4.28%	11.92%	2.42%	2.31	%(B)	(5.19%)	(1.15%)	0.63%	3.75%	(0.60%)

Net Assets, End of Period (thousands)	$1,122,785		$1,118,915	$1,723,236	$1,702,457	$1,487,373	$1,126,037	$1,524,652		$1,571,784	$1,748,372	$2,518,761	$2,306,858	$2,304,374
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.20%	0.20%	0.19%	0.20%	0.20%	0.19	%(C)	0.18%	0.20%	0.20%	0.20%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.20%	0.21%	0.22%	0.22%	0.21%	0.19	%(C)	0.18%	0.20%	0.20%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.26	%(C)	0.83%	0.70%	0.66%	0.85%	0.94%	2.72	%(C)	1.53%	0.11%	0.52%	1.92%	1.52%
Portfolio Turnover Rate	8	%(B)	41%	31%	41%	49%	37%	37	%(B)	226%	58%	85%	58%	30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

155

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.68		$12.79	$13.72	$12.99	$11.88	$12.45	$10.06		$10.93	$10.97	$10.95	$10.68	$10.85

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.19	0.19	0.25	0.29	0.27	0.13		0.16	0.09	0.13	0.19	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.52		(2.00)	(0.61)	0.74	1.10	(0.57)	0.25		(0.90)	(0.10)	0.10	0.35	(0.16)

Total from Investment Operations	0.64		(1.81)	(0.42)	0.99	1.39	(0.30)	0.38		(0.74)	(0.01)	0.23	0.54	0.03

Less Distributions:
Net Investment Income	(0.11)		(0.17)	(0.17)	(0.26)	(0.28)	(0.26)	(0.15)		(0.12)	(0.03)	(0.21)	(0.27)	(0.19)
Net Realized Gains	—		(0.13)	(0.34)	—	—	(0.01)	—		(0.01)	—	—	—	(0.01)

Total Distributions	(0.11)		(0.30)	(0.51)	(0.26)	(0.28)	(0.27)	(0.15)		(0.13)	(0.03)	(0.21)	(0.27)	(0.20)

Net Asset Value, End of Period	$11.21		$10.68	$12.79	$13.72	$12.99	$11.88	$10.29		$10.06	$10.93	$10.97	$10.95	$10.68

Total Return	6.00	%(B)	(14.37%)	(3.20%)	7.67%	11.81%	(2.44%)	3.76	%(B)	(6.81%)	(0.05%)	2.13%	5.11%	0.22%

Net Assets, End of Period (thousands)	$5,063,608		$4,787,713	$6,200,229	$5,838,968	$5,611,187	$4,964,670	$6,270,933		$6,497,061	$7,281,208	$6,246,736	$6,534,046	$5,650,059
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.11%	0.12%	0.12%	0.13%	0.12%	0.20	%(C)	0.20%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12	%(C)	0.11%	0.12%	0.12%	0.13%	0.12%	0.20	%(C)	0.20%	0.22%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.20	%(C)	1.62%	1.44%	1.85%	2.28%	2.22%	2.50	%(C)	1.52%	0.80%	1.20%	1.73%	1.76%
Portfolio Turnover Rate	20	%(B)	22%	25%	45%	25%	16%	17	%(B)	74%	80%	40%	51%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio							DFA Targeted Credit Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.81		$11.49	$11.79	$11.29	$10.11	$10.85	$8.99		$10.18	$10.18	$10.19	$9.80	$10.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.29	0.28	0.32	0.35	0.33	0.11		0.16	0.14	0.16	0.21	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.67		(2.49)	(0.21)	0.50	1.17	(0.71)	0.26		(1.08)	(0.05)	0.07	0.42	(0.24)

Total from Investment Operations	0.83		(2.20)	0.07	0.82	1.52	(0.38)	0.37		(0.92)	0.09	0.23	0.63	(0.02)

Less Distributions:
Net Investment Income	(0.16)		(0.29)	(0.28)	(0.32)	(0.34)	(0.33)	(0.04)		(0.25)	(0.09)	(0.24)	(0.24)	(0.22)
Net Realized Gains	—		(0.19)	(0.09)	—	—	(0.03)	—		(0.02)	—	(—)	—	(0.02)

Total Distributions	(0.16)		(0.48)	(0.37)	(0.32)	(0.34)	(0.36)	(0.04)		(0.27)	(0.09)	(0.24)	(0.24)	(0.24)

Net Asset Value, End of Period	$9.48		$8.81	$11.49	$11.79	$11.29	$10.11	$9.32		$8.99	$10.18	$10.18	$10.19	$9.80

Total Return	9.43	%(B)	(19.74%)	0.52%	7.37%	15.27%	(3.53%)	4.08	%(B)	(9.17%)	0.85%	2.32%	6.51%	(0.18%)

Net Assets, End of Period (thousands)	$1,274,737		$1,290,771	$2,073,764	$2,131,021	$1,712,376	$1,782,191	$969,369		$866,074	$936,850	$818,911	$766,607	$651,780
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.21%	0.22%	0.23%	0.23%	0.22%	0.22	%(C)	0.22%	0.22%	0.23%	0.24%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.55	%(C)	2.83%	2.44%	2.80%	3.25%	3.21%	2.41	%(C)	1.63%	1.41%	1.61%	2.12%	2.25%
Portfolio Turnover Rate	26	%(B)	21%	43%	42%	19%	24%	17	%(B)	39%	65%	35%	17%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio								DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Jan 11, 2018 to Oct 31, 2018		Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018

	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$8.54		$10.67	$10.91	$10.50	$9.89	$10.00		$9.47		$11.60	$11.96	$11.38	$10.38	$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.22	0.20	0.20	0.20	0.15		0.15		0.25	0.24	0.28	0.29	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	0.50		(2.07)	(0.22)	0.39	0.96	(0.21)		0.55		(2.04)	(0.36)	0.57	1.00	(0.53)

Total from Investment Operations	0.63		(1.85)	(0.02)	0.59	1.16	(0.06)		0.70		(1.79)	(0.12)	0.85	1.29	(0.26)

Less Distributions:
Net Investment Income	(0.14)		(0.20)	(0.19)	(0.18)	(0.55)	(0.05)		(0.13)		(0.24)	(0.24)	(0.27)	(0.29)	(0.26)
Net Realized Gains	—		(0.08)	(0.03)	—	—	—		—		(0.10)	(—)	—	—	—

Total Distributions	(0.14)		(0.28)	(0.22)	(0.18)	(0.55)	(0.05)		(0.13)		(0.34)	(0.24)	(0.27)	(0.29)	(0.26)

Net Asset Value, End of Period	$9.03		$8.54	$10.67	$10.91	$10.50	$9.89		$10.04		$9.47	$11.60	$11.96	$11.38	$10.38

Total Return	7.46	%(B)	(17.71%)	(0.22%)	5.69%	12.33%	(0.56	%)(B)	7.44	%(B)	(15.69%)	(1.01%)	7.54%	12.60%	(2.38%)

Net Assets, End of Period (thousands)	$2,505,333		$2,400,574	$3,119,475	$2,368,742	$1,521,379	$592,325		$10,599,242		$9,997,470	$13,622,911	$11,162,601	$9,843,294	$8,638,793
Ratio of Expenses to Average Net Assets **	0.25	%(C)	0.25%	0.28%	0.29%	0.30%	0.30	%(C)(D)(E)	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.25	%(C)	0.25%	0.28%	0.29%	0.30%	0.31	%(C)(D)(E)	0.21	%(C)	0.21%	0.22%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.06	%(C)	2.28%	1.87%	1.90%	1.99%	1.82	%(C)(E)	3.05	%(C)	2.38%	2.02%	2.38%	2.69%	2.55%
Portfolio Turnover Rate	14	%(B)	45%	17%	32%	14%	68	%(B)	12	%(B)	25%	17%	22%	21%	15%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	0.01%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio												DFA LTIP Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$8.98		$10.13		$10.36		$10.00		$9.47		$9.76		$6.56		$11.94	$12.16	$10.11	$8.47	$9.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.21		0.17		0.17		0.22		0.19		0.17		0.83	0.56	0.20	0.24	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.24		(1.07)		(0.22)		0.35		0.53		(0.29)		0.39		(5.17)	0.39	1.99	1.66	(0.83)

Total from Investment Operations	0.36		(0.86)		(0.05)		0.52		0.75		(0.10)		0.56		(4.34)	0.95	2.19	1.90	(0.50)

Less Distributions:
Net Investment Income	(0.10)		(0.21)		(0.17)		(0.16)		(0.22)		(0.19)		(0.08)		(0.77)	(0.52)	(0.14)	(0.22)	(0.34)
Net Realized Gains	—		(0.08)		(0.01)		—		—		(—)		—		(0.27)	(0.65)	—	(0.04)	—

Total Distributions	(0.10)		(0.29)		(0.18)		(0.16)		(0.22)		(0.19)		(0.08)		(1.04)	(1.17)	(0.14)	(0.26)	(0.34)

Net Asset Value, End of Period	$9.24		$8.98		$10.13		$10.36		$10.00		$9.47		$7.04		$6.56	$11.94	$12.16	$10.11	$8.47

Total Return	4.01	%(B)	(8.63%)		(0.54%)		5.26%		7.97%		(1.05%)		8.55	%(B)	(38.26%)	8.30%	21.75%	22.69%	(5.73%)

Net Assets, End of Period (thousands)	$1,954,970		$1,931,543		$2,361,921		$1,528,078		$1,064,950		$796,296		$340,873		$296,218	$387,222	$290,675	$215,040	$168,648
Ratio of Expenses to Average Net Assets **	0.15	%(C)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.13	%(C)	0.13%	0.13%	0.14%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisorand Fees Paid Indirectly) *	0.26	%(C)(D)	0.26	%(D)	0.26	%(D)	0.27	%(D)	0.27	%(D)	0.26	%(D)	0.13	%(C)	0.13%	0.13%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.55	%(C)	2.17%		1.63%		1.61%		2.21%		1.93%		4.88	%(C)	8.72%	4.86%	1.71%	2.52%	3.52%
Portfolio Turnover Rate	10	%(B)	43%		2%		12%		3%		3%		26	%(B)	60%	39%	65%	38%	53%

* The Ratio of Expenses to Average Net Assets isinclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11	%(C)	0.10%		0.11%		0.11%		0.12%		0.11%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.80		$13.32	$13.05	$12.03	$11.25	$11.79	$10.14		$10.58	$10.05	$10.06	$9.92	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.94	0.61	0.19	0.25	0.35	0.13		0.17	0.12	0.17	0.20	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.35		(2.50)	0.27	0.97	0.78	(0.52)	0.19		(0.51)	0.49	0.07	0.20	(0.11)

Total from Investment Operations	0.53		(1.56)	0.88	1.16	1.03	(0.17)	0.32		(0.34)	0.61	0.24	0.40	0.07

Less Distributions:
Net Investment Income	(0.08)		(0.95)	(0.57)	(0.13)	(0.25)	(0.37)	(0.17)		(0.10)	(0.08)	(0.25)	(0.26)	(0.17)
Net Realized Gains	—		(0.01)	(0.04)	(0.01)	—	—	—		—	—	—	—	—

Total Distributions	(0.08)		(0.96)	(0.61)	(0.14)	(0.25)	(0.37)	(0.17)		(0.10)	(0.08)	(0.25)	(0.26)	(0.17)

Net Asset Value, End of Period	$11.25		$10.80	$13.32	$13.05	$12.03	$11.25	$10.29		$10.14	$10.58	$10.05	$10.06	$9.92

Total Return	4.95	%(B)	(12.04%)	6.91%	9.69%	9.16%	(1.53%)	3.18	%(B)	(3.21%)	6.13%	2.43%	4.16%	0.70%

Net Assets, End of Period (thousands)	$5,850,055		$5,892,432	$7,223,739	$5,622,483	$4,887,736	$4,491,326	$1,999,038		$2,171,424	$1,797,965	$1,393,554	$1,484,797	$1,441,718
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.23%	0.24%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.23%	0.24%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.33	%(C)	7.59%	4.58%	1.49%	2.13%	3.01%	2.62	%(C)	1.67%	1.17%	1.68%	1.98%	1.78%
Portfolio Turnover Rate	7	%(B)	13%	1%	15%	28%	24%	19	%(B)	56%	72%	44%	42%	39%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Period Apr 26, 2021 to Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$8.94		$10.44	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.36		(1.55)	0.40

Total from Investment Operations	0.49		(1.36)	0.48

Less Distributions:
Net Investment Income	(0.10)		(0.13)	(0.04)
Net Realized Gains	—		(0.01)	—

Total Distributions	(0.10)		(0.14)	(0.04)

Net Asset Value, End of Period	$9.33		$8.94	$10.44

Total Return	5.53	%(B)	(13.16%)	4.78	%(B)

Net Assets, End of Period (thousands)	$249,914		$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.29%	0.30	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.32	%(C)	0.35%	0.38	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	2.76	%(C)	1.90%	1.34	%(C)(E)
Portfolio Turnover Rate	16	%(B)	80%	27	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

161

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2023, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/23
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	12%
	DFA Intermediate Government Fixed Income Portfolio	19%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

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(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

163

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the

164

related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.19%*
DFA World ex U.S. Government Fixed Income Portfolio	0.17%*
DFA Short-Term Government Portfolio	0.15%*
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.16%*
DFA Intermediate-Term Extended Quality Portfolio	0.17%*
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.21%*
DFA Investment Grade Portfolio	0.17%*
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.22%*

*	Effective as of February 28, 2023, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2023	Management Fee Effective February 28, 2023
DFA Five-Year Global Fixed Income Portfolio	0.20%	0.18%
DFA World ex U.S. Government Fixed Income Portfolio	0.17%	0.16%
DFA Short-Term Government Portfolio	0.16%	0.14%
DFA Short-Term Extended Quality Portfolio	0.16%	0.15%
DFA Intermediate-Term Extended Quality Portfolio	0.17%	0.16%
DFA Global Core Plus Fixed Income Portfolio	0.22%	0.20%
DFA Investment Grade Portfolio	0.17%	0.16%
DFA Global Core Plus Real Return Portfolio	0.22%	0.21%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2024. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the

165

previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	—	$12	$37	$495
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.20%	—	336	7	445
DFA Intermediate-Term Extended Quality Portfolio (1)	0.21%	—	42	9	196
DFA Targeted Credit Portfolio (1)	0.20%	—	2	78	582
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	—	—	—	—
DFA Investment Grade Portfolio (4)	0.21%	—	749	10	117
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	—	1,045	6,388
DFA LTIP Portfolio (1)	0.15%	—	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	0.18%	—	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	—	—	34	217

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for each of DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio was 0.22%.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

166

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.22% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$72
DFA Selectively Hedged Global Fixed Income Portfolio	13
DFA Five-Year Global Fixed Income Portfolio	169
DFA World ex U.S. Government Fixed Income Portfolio	37
DFA Short-Term Extended Quality Portfolio	52
DFA Intermediate-Term Extended Quality Portfolio	5
DFA Targeted Credit Portfolio	5
DFA Global Core Plus Fixed Income Portfolio	47
DFA Investment Grade Portfolio	36
DFA LTIP Portfolio	1
DFA Global Core Plus Real Return Portfolio	6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$196
DFA Two-Year Global Fixed Income Portfolio	145

167

DFA Selectively Hedged Global Fixed Income Portfolio	$12
DFA Five-Year Global Fixed Income Portfolio	131
DFA World ex U.S. Government Fixed Income Portfolio	1
DFA Short-Term Government Portfolio	39
DFA Intermediate Government Fixed Income Portfolio	46
DFA Short-Term Extended Quality Portfolio	27
DFA Intermediate-Term Extended Quality Portfolio	8
DFA Targeted Credit Portfolio	1
DFA Global Core Plus Fixed Income Portfolio	3
DFA Investment Grade Portfolio	12
DFA Diversified Fixed Income Portfolio	2
DFA LTIP Portfolio	—
DFA Inflation-Protected Securities Portfolio	14
DFA Short-Duration Real Return Portfolio	3
DFA Global Core Plus Real Return Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$406,589	$1,325,668	$280,499	$531,652
DFA Two-Year Global Fixed Income Portfolio	334,700	977,811	276,563	638,957
DFA Selectively Hedged Global Fixed Income Portfolio	68,161	44,627	177,298	285,660
DFA Five-Year Global Fixed Income Portfolio	434,908	2,216,934	1,115,642	2,660,644
DFA World ex U.S. Government Fixed Income Portfolio	6,174	48,675	82,606	175,962
DFA Short-Term Government Portfolio	510,502	866,774	—	—
DFA Intermediate Government Fixed Income Portfolio	984,826	942,393	—	—
DFA Short-Term Extended Quality Portfolio	326,675	361,400	692,630	1,581,356
DFA Intermediate-Term Extended Quality Portfolio	19,491	25,631	290,292	331,197
DFA Targeted Credit Portfolio	9,363	1,924	236,594	155,907
DFA Global Core Plus Fixed Income Portfolio	72,991	16,705	253,050	320,317
DFA Investment Grade Portfolio	385,980	762,934	760,354	975,606
DFA Diversified Fixed Income Portfolio	137,919	59,753	38,303	77,600
DFA LTIP Portfolio	105,261	85,874	—	—
DFA Inflation-Protected Securities Portfolio	413,272	695,932	—	—
DFA Short-Duration Real Return Portfolio	127,947	217,838	211,663	607,259
DFA Global Core Plus Real Return Portfolio	8,032	3,600	28,925	32,477

168

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
DFA Short Term Investment Fund	$665,832	$1,369,541	$1,999,429	$45	$35	$36,024	3,114	$1,633	—

Total	$665,832	$1,369,541	$1,999,429	$45	$35	$36,024	3,114	$1,633	—

DFA Two-Year Global Fixed Income Portfolio
DFA Short Term Investment Fund	$33,936	$66,602	$98,598	$(2)	$10	$1,948	168	$145	—

Total	$33,936	$66,602	$98,598	$(2)	$10	$1,948	168	$145	—

DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short Term Investment Fund	$23,288	$24,021	$44,524	$2	$9	$2,796	242	$213	—

Total	$23,288	$24,021	$44,524	$2	$9	$2,796	242	$213	—

DFA Five-Year Global Fixed Income Portfolio
DFA Short Term Investment Fund	$31,698	$125,563	$146,176	$(4)	$13	$11,094	959	$185	—

Total	$31,698	$125,563	$146,176	$(4)	$13	$11,094	959	$185	—

DFA Short-Term Extended Quality Portfolio
DFA Short Term Investment Fund	$77,101	$131,155	$181,002	$(2)	$33	$27,285	2,359	$1,077	—

Total	$77,101	$131,155	$181,002	$(2)	$33	$27,285	2,359	$1,077	—

DFA Intermediate-Term Extended Quality Portfolio
DFA Short Term Investment Fund	$44,981	$146,618	$134,300	$(12)	$19	$57,306	4,954	$766	—

Total	$44,981	$146,618	$134,300	$(12)	$19	$57,306	4,954	$766	—

DFA Targeted Credit Portfolio
DFA Short Term Investment Fund	$26,782	$71,266	$85,199	$3	$10	$12,862	1,112	$364	—

Total	$26,782	$71,266	$85,199	$3	$10	$12,862	1,112	$364	—

169

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA Global Core Plus Fixed Income Portfolio
DFA Short Term Investment Fund	$57,224	$157,791	$137,635	$4	$29	$77,413	6,693	—	—

Total	$57,224	$157,791	$137,635	$4	$29	$77,413	6,693	—	—

DFA Investment Grade Portfolio
DFA Short Term Investment Fund	$652,171	$621,513	$691,750	$(1)	$348	$582,281	50,340	$14,958	—

Total	$652,171	$621,513	$691,750	$(1)	$348	$582,281	50,340	$14,958	—

DFA Diversified Fixed Income Portfolio
Investment in DFA Intermediate Government Fixed Income Portfolio	$974,424	$38,304	$77,600	$(20,086)	$67,517	$982,559	87,650	$9,554	—
DFA Two-Year Global Fixed Income Portfolio	585,448	12,955	21,600	(977)	7,041	582,867	60,338	6,655	—
DFA Short Term Investment Fund	27,162	50,750	77,914	—	2	—	—	—	—

Total	$1,587,034	$102,009	$177,114	$(21,063)	$74,560	$1,565,426	147,988	$16,209	—

DFA Short-Duration Real Return Portfolio
DFA Short Term Investment Fund	$70,378	$70,392	$140,806	$17	$29	$10	1	$639	—

Total	$70,378	$70,392	$140,806	$17	$29	$10	1	$639	—

DFA Global Core Plus Real Return Portfolio
DFA Short Term Investment Fund	$2,067	$14,053	$12,679	$1	$1	$3,443	298	$55	—

Total	$2,067	$14,053	$12,679	$1	$1	$3,443	298	$55	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

170

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA One-Year Fixed Income Portfolio
2021	$1,592	—	—	$1,592
2022	41,461	—	—	41,461
DFA Two-Year Global Fixed Income Portfolio
2021	30,533	—	—	30,533
2022	13,251	—	—	13,251
DFA Selectively Hedged Global Fixed Income Portfolio
2021	353	—	—	353
2022	21,454	—	—	21,454
DFA Five-Year Global Fixed Income Portfolio
2021	3,819	—	—	3,819
2022	138,146	—	—	138,146
DFA World ex U.S. Government Fixed Income Portfolio
2021	18,746	$10,937	—	29,683
2022	14,658	16,048	—	30,706
DFA Short-Term Government Portfolio
2021	1,444	—	—	1,444
2022	21,142	—	—	21,142
DFA Intermediate Government Fixed Income Portfolio
2021	91,121	131,228	—	222,349
2022	78,465	63,393	—	141,858
DFA Short-Term Extended Quality Portfolio
2021	21,477	—	—	21,477
2022	75,449	9,077	—	84,526
DFA Intermediate-Term Extended Quality Portfolio
2021	52,008	15,915	—	67,923
2022	46,253	34,961	—	81,214
DFA Targeted Credit Portfolio
2021	7,207	—	—	7,207
2022	23,056	1,914	—	24,970
DFA Global Core Plus Fixed Income Portfolio
2021	48,617	2,604	—	51,221
2022	62,263	21,555	—	83,818
DFA Investment Grade Portfolio
2021	257,741	—	—	257,741
2022	274,726	116,617	—	391,343
DFA Diversified Fixed Income Portfolio
2021	31,946	1,454	—	33,400
2022	48,872	17,880	—	66,752
DFA LTIP Portfolio
2021	16,485	15,336	—	31,821
2022	28,431	8,721	—	37,152

171

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Inflation-Protected Securities Portfolio
2021	$290,081	$18,151	—	$308,232
2022	524,096	3,670	—	527,766
DFA Short-Duration Real Return Portfolio
2021	11,480	—	—	11,480
2022	18,197	—	—	18,197
DFA Global Core Plus Real Return Portfolio
2021	950	—	—	950
2022	4,464	—	—	4,464

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(3,587)	—	$(3,587)
DFA Short-Term Government Portfolio	(2,433)	—	(2,433)
DFA Intermediate Government Fixed Income Portfolio	(3,619)	—	(3,619)
DFA Short-Term Extended Quality Portfolio	(10,749)	—	(10,749)
DFA Intermediate-Term Extended Quality Portfolio	(948)	—	(948)
DFA Targeted Credit Portfolio	(869)	—	(869)
DFA Global Core Plus Fixed Income Portfolio	(5,653)	—	(5,653)
DFA Investment Grade Portfolio	(16,025)	—	(16,025)
DFA Diversified Fixed Income Portfolio	(327)	—	(327)
DFA LTIP Portfolio	(1,786)	—	(1,786)
DFA Inflation-Protected Securities Portfolio	(13,688)	—	(13,688)
DFA Short-Duration Real Return Portfolio	(3,464)	—	(3,464)
DFA Global Core Plus Real Return Portfolio	(503)	—	(503)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	—	—	$(40,629)	$(141,186)	$(181,815)
DFA Two-Year Global Fixed Income Portfolio	$43,690	—	(114,648)	(161,643)	(232,601)
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	(92,562)	(79,213)	(171,775)
DFA Five-Year Global Fixed Income Portfolio	86,766	—	(828,027)	(465,793)	(1,207,054)

172

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA World ex U.S. Government Fixed Income Portfolio	—	—	$(56,846)	$(249,720)	$(306,566)
DFA Short-Term Government Portfolio	$2,371	—	(130,007)	(32,831)	(160,467)
DFA Intermediate Government Fixed Income Portfolio	7,684	—	(136,576)	(760,995)	(889,887)
DFA Short-Term Extended Quality Portfolio	63,779	—	(143,822)	(482,793)	(562,836)
DFA Intermediate-Term Extended Quality Portfolio	394	—	(77,554)	(286,983)	(364,143)
DFA Targeted Credit Portfolio	118	—	(9,223)	(91,338)	(100,443)
DFA Global Core Plus Fixed Income Portfolio	26,331	—	(216,687)	(417,770)	(608,126)
DFA Investment Grade Portfolio	22,165	—	(284,253)	(1,703,614)	(1,965,702)
DFA Diversified Fixed Income Portfolio	—	—	(17,487)	(228,242)	(245,729)
DFA LTIP Portfolio	215	—	(3,949)	(139,685)	(143,419)
DFA Inflation-Protected Securities Portfolio	—	—	(53,673)	(703,192)	(756,865)
DFA Short-Duration Real Return Portfolio	27,521	—	(2,543)	(50,018)	(25,040)
DFA Global Core Plus Real Return Portfolio	1,667	—	(24,260)	(23,078)	(45,671)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$40,629	$40,629
DFA Two-Year Global Fixed Income Portfolio	114,648	114,648
DFA Selectively Hedged Global Fixed Income Portfolio	92,562	92,562
DFA Five-Year Global Fixed Income Portfolio	828,027	828,027
DFA World ex U.S. Government Fixed Income Portfolio	56,846	56,846
DFA Short-Term Government Portfolio	130,007	130,007
DFA Intermediate Government Fixed Income Portfolio	136,576	136,576
DFA Short-Term Extended Quality Portfolio	143,822	143,822
DFA Intermediate-Term Extended Quality Portfolio	77,554	77,554
DFA Targeted Credit Portfolio	9,223	9,223
DFA Global Core Plus Fixed Income Portfolio	216,687	216,687
DFA Investment Grade Portfolio	284,253	284,253
DFA Diversified Fixed Income Portfolio	17,487	17,487
DFA LTIP Portfolio	3,949	3,949
DFA Inflation-Protected Securities Portfolio	53,673	53,673
DFA Short-Duration Real Return Portfolio	2,543	2,543
DFA Global Core Plus Real Return Portfolio	24,260	24,260

173

During the year ended October 31, 2022, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Short-Duration Real Return Portfolio	$8,130

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$5,184,067	$2,542	$(52,465)	$(49,923)
DFA Two-Year Global Fixed Income Portfolio	4,941,154	73,023	(186,900)	(113,877)
DFA Selectively Hedged Global Fixed Income Portfolio	1,025,132	17,398	(45,636)	(28,238)
DFA Five-Year Global Fixed Income Portfolio	9,322,048	266,752	(283,001)	(16,249)
DFA World ex U.S. Government Fixed Income Portfolio	1,160,787	7,718	(270,812)	(263,094)
DFA Short-Term Government Portfolio	1,526,056	1,738	(8,201)	(6,463)
DFA Intermediate Government Fixed Income Portfolio	5,384,998	2,769	(365,435)	(362,666)
DFA Short-Term Extended Quality Portfolio	6,363,661	62,850	(272,383)	(209,533)
DFA Intermediate-Term Extended Quality Portfolio	1,447,977	4,020	(141,058)	(137,038)
DFA Targeted Credit Portfolio	975,558	19,857	(50,142)	(30,285)
DFA Global Core Plus Fixed Income Portfolio	2,693,303	21,142	(325,834)	(304,692)
DFA Investment Grade Portfolio	11,873,241	37,125	(868,290)	(831,165)
DFA Diversified Fixed Income Portfolio	2,105,161	11	(139,394)	(139,383)
DFA LTIP Portfolio	456,097	740	(114,067)	(113,327)
DFA Inflation-Protected Securities Portfolio	6,308,699	1,831	(464,333)	(462,502)
DFA Short-Duration Real Return Portfolio	1,904,099	29,633	(90,536)	(60,903)
DFA Global Core Plus Real Return Portfolio	253,345	2,189	(35,342)	(33,153)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

174

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real

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interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$2,571,834	$—
DFA Selectively Hedged Global Fixed Income Portfolio	373,778	—
DFA Five-Year Global Fixed Income Portfolio	6,445,700	—
DFA World ex U.S. Government Fixed Income Portfolio	1,433,385	—
DFA Short-Term Extended Quality Portfolio	1,485,794	—

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	Forward Currency Contracts*	Swap Contracts**
DFA Intermediate-Term Extended Quality Portfolio	$51,456	$—
DFA Targeted Credit Portfolio	261,468	—
DFA Global Core Plus Fixed Income Portfolio	1,478,582	—
DFA Investment Grade Portfolio	377,826	—
DFA Short-Duration Real Return Portfolio	660,999	2,012,286
DFA Global Core Plus Real Return Portfolio	156,054	243,143

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$11,382	$11,382	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,208	1,208	—
DFA Five-Year Global Fixed Income Portfolio	17,792	17,792	—
DFA World ex U.S. Government Fixed Income Portfolio	3,611	3,611	—
DFA Short-Term Extended Quality Portfolio	3,464	3,464	—
DFA Intermediate-Term Extended Quality Portfolio	1,094	1,094	—
DFA Targeted Credit Portfolio	338	338	—
DFA Global Core Plus Fixed Income Portfolio	6,077	6,077	—
DFA Investment Grade Portfolio	905	905	—
DFA Short-Duration Real Return Portfolio	103,694	2,670	$101,024
DFA Global Core Plus Real Return Portfolio	11,455	544	10,911

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(25,041)	$(25,041)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(2,767)	(2,767)	—
DFA Five-Year Global Fixed Income Portfolio	(80,763)	(80,763)	—
DFA World ex U.S. Government Fixed Income Portfolio	(20,133)	(20,133)	—
DFA Short-Term Extended Quality Portfolio	(25,627)	(25,627)	—
DFA Intermediate-Term Extended Quality Portfolio	(490)	(490)	—
DFA Targeted Credit Portfolio	(1,403)	(1,403)	—
DFA Global Core Plus Fixed Income Portfolio	(19,583)	(19,583)	—
DFA Investment Grade Portfolio	(9,295)	(9,295)	—
DFA Short-Duration Real Return Portfolio	(8,753)	(6,084)	$(2,669)
DFA Global Core Plus Real Return Portfolio	(1,955)	(1,565)	(390)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

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(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(86,041)	$(86,041)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(15,801)	(15,801)	—
DFA Five-Year Global Fixed Income Portfolio	(310,616)	(310,616)	—
DFA World ex U.S. Government Fixed Income Portfolio	(80,740)	(80,740)	—
DFA Short-Term Extended Quality Portfolio	(47,362)	(47,362)	—
DFA Intermediate-Term Extended Quality Portfolio	(343)	(343)	—
DFA Targeted Credit Portfolio	(17,248)	(17,248)	—
DFA Global Core Plus Fixed Income Portfolio	(77,968)	(77,968)	—
DFA Investment Grade Portfolio	(13,473)	(13,473)	—
DFA Short-Duration Real Return Portfolio	(25,357)	(28,340)	$2,983
DFA Global Core Plus Real Return Portfolio	5,040	—	5,040

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(12,914)	$(12,914)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(3,797)	(3,797)	—
DFA Five-Year Global Fixed Income Portfolio	(53,058)	(53,058)	—
DFA World ex U.S. Government Fixed Income Portfolio	(14,919)	(14,919)	—
DFA Short-Term Extended Quality Portfolio	(28,124)	(28,124)	—
DFA Intermediate-Term Extended Quality Portfolio	605	605	—
DFA Targeted Credit Portfolio	(821)	(821)	—
DFA Global Core Plus Fixed Income Portfolio	(18,295)	(18,295)	—
DFA Investment Grade Portfolio	(8,797)	(8,797)	—
DFA Short-Duration Real Return Portfolio	(22,477)	(4,484)	$(17,993)
DFA Global Core Plus Real Return Portfolio	(10,364)	(2,256)	(8,108)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
Citibank, N.A.	$2,351	$2,351	$(2,351)	—	—	—	$5,211	$5,211	$(2,351)	—	—	$2,860
Societe Generale	—	—	—	—	—	—	7,346	7,346	—	—	—	7,346
Barclays Capital	101	101	(101)	—	—	—	509	509	(101)	—	—	408
Bank of America Corp.	3,288	3,288	(3,099)	—	—	$189	3,099	3,099	(3,099)	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—	—	444	444	—	—	—	444
HSBC Bank	3,113	3,113	(3,113)	—	—	—	3,364	3,364	(3,113)	—	—	251
Bank of New York Mellon	572	572	(572)	—	—	—	830	830	(572)	—	—	258
State Street Bank and Trust	1,260	1,260	(1,260)	—	—	—	4,237	4,237	(1,260)	—	—	2,977
UBS AG	696	696	—	—	—	696	—	—	—	—	—	—

Total	$11,381	$11,381	$(10,496)	—	—	$885	$25,040	$25,040	$(10,496)	—	—	$14,544

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Selectively Hedged Global Fixed Income Portfolio
Citibank, N.A.	$555	$555	$(154)	—	—	$401	$154	$154	$(154)	—	—	—
Bank of America Corp.	—	—	—	—	—	—	161	161	—	—	—	$161
HSBC Bank	183	183	(183)	—	—	—	1,678	1,678	(183)	—	—	1,495
Barclays Capital	193	193	—	—	—	193	—	—	—	—	—	—
UBS AG	271	271	(271)	—	—	—	676	676	(271)	—	—	405
State Street Bank and Trust	6	6	(6)	—	—	—	97	97	(6)	—	—	91
Royal Bank of Canada	—	—	—	—	—	—	1	1	—	—	—	1

Total	$1,208	$1,208	$(614)	—	—	$594	$2,767	$2,767	$(614)	—	—	$2,153

DFA Five-Year Global Fixed Income Portfolio
Barclays Capital	$1,167	$1,167	$(1,167)	—	—	—	$33,223	$33,223	$(1,167)	—	—	$32,056
Bank of America Corp.	4,531	4,531	(4,531)	—	—	—	8,284	8,284	(4,531)	—	—	3,753
Citibank, N.A.	3,782	3,782	(3,782)	—	—	—	6,472	6,472	(3,782)	—	—	2,690
State Street Bank and Trust	4,594	4,594	(4,594)	—	—	—	25,603	25,603	(4,594)	—	—	21,009
HSBC Bank	1,268	1,268	(214)	—	—	$1,054	214	214	(214)	—	—	—
Bank of New York Mellon	311	311	(311)	—	—	—	1,856	1,856	(311)	—	—	1,545
Societe Generale	22	22	(22)	—	—	—	1,169	1,169	(22)	—	—	1,147
UBS AG	1,962	1,962	(1,962)	—	—	—	2,816	2,816	(1,962)	—	—	854
Morgan Stanley and Co. International	155	155	(155)	—	—	—	1,126	1,126	(155)	—	—	971

Total	$17,792	$17,792	$(16,738)	—	—	$1,054	$80,763	$80,763	$(16,738)	—	—	$64,025

DFA World ex U.S. Government Fixed Income Portfolio
Bank of America Corp.	$214	$214	$(214)	—	—	—	$8,403	$8,403	$(214)	—	—	$8,189
HSBC Bank	282	282	(282)	—	—	—	2,860	2,860	(282)	—	—	2,578
State Street Bank and Trust	1,523	1,523	(1,523)	—	—	—	6,347	6,347	(1,523)	—	—	4,824
Societe Generale	—	—	—	—	—	—	13	13	—	—	—	13
UBS AG	—	—	—	—	—	—	228	228	—	—	—	228
Barclays Capital	—	—	—	—	—	—	1,695	1,695	—	—	—	1,695
Citibank, N.A.	1,584	1,584	(585)	—	—	$999	585	585	(585)	—	—	—
Morgan Stanley and Co. International	9	9	—	—	—	9	—	—	—	—	—	—
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	—	3	3	—	—	—	3

Total	$3,612	$3,612	$(2,604)	—	—	$1,008	$20,134	$20,134	$(2,604)	—	—	$17,530

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Short-Term Extended Quality Portfolio
Bank of America Corp.	$461	$461	$(461)	—	—	—	$1,184	$1,184	$(461)	—	—	$723
State Street Bank and Trust	941	941	(941)	—	—	—	7,089	7,089	(941)	—	—	6,148
HSBC Bank	423	423	(423)	—	—	—	3,707	3,707	(423)	—	—	3,284
Citibank, N.A.	1,139	1,139	(1,139)	—	—	—	3,386	3,386	(1,139)	—	—	2,247
UBS AG	—	—	—	—	—	—	5,317	5,317	—	—	—	5,317
Barclays Capital	54	54	(54)	—	—	—	3,902	3,902	(54)	—	—	3,848
Royal Bank of Canada	6	6	(6)	—	—	—	145	145	(6)	—	—	139
Societe Generale	—	—	—	—	—	—	897	897	—	—	—	897
Bank of New York Mellon	440	440	—	—	—	$440	—	—	—	—	—	—

Total	$3,464	$3,464	$(3,024)	—	—	$440	$25,627	$25,627	$(3,024)	—	—	$22,603

DFA Intermediate-Term Extended Quality Portfolio
Morgan Stanley and Co. International	$695	$695	—	—	—	$695	—	—	—	—	—	—
HSBC Bank	35	35	—	—	—	35	—	—	—	—	—	—
UBS AG	119	119	$(119)	—	—	—	$192	$192	$(119)	—	—	$73
Bank of America Corp.	71	71	—	—	—	71	—	—	—	—	—	—
State Street Bank and Trust	27	27	(27)	—	—	—	298	298	(27)	—	—	271
Bank of New York Mellon	18	18	—	—	—	18	—	—	—	—	—	—
Citibank, N.A.	129	129	—	—	—	129	—	—	—	—	—	—

Total	$1,094	$1,094	$(146)	—	—	$948	$490	$490	$(146)	—	—	$344

DFA Targeted Credit Portfolio Citibank, N.A.	$14	$14	$(14)	—	—	—	$762	$762	$(14)	—	—	$748
State Street Bank and Trust	—	—	—	—	—	—	640	640	—	—	—	640
Societe Generale	59	59	—	—	—	$59	—	—	—	—	—	—
Morgan Stanley and Co. International	264	264	—	—	—	264	—	—	—	—	—	—

Total	$337	$337	$(14)	—	—	$323	$1,402	$1,402	$(14)	—	—	$1,388

DFA Global Core Plus Fixed Income Portfolio
Citibank, N.A.	$3,101	$3,101	$(3,101)	—	—	—	$6,681	$6,681	$(3,101)	—	—	$3,580
HSBC Bank	99	99	(99)	—	—	—	2,472	2,472	(99)	—	—	2,373
State Street Bank and Trust	1,820	1,820	(1,820)	—	—	—	10,269	10,269	(1,820)	—	—	8,449
Societe Generale	14	14	—	—	—	$14	—	—	—	—	—	—
UBS AG	1,000	1,000	(134)	—	—	866	134	134	(134)	—	—	—
Morgan Stanley and Co. International	42	42	(26)	—	—	16	26	26	(26)	—	—	—

Total	$6,076	$6,076	$(5,180)	—	—	$896	$19,582	$19,582	$(5,180)	—	—	$14,402

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Investment Grade Portfolio
Bank of America Corp.	$36	$36	$(36)	—	—	—	$297	$297	$(36)	—	—	$261
Citibank, N.A.	221	221	(221)	—	—	—	367	367	(221)	—	—	146
State Street Bank and Trust	4	4	(4)	—	—	—	2,531	2,531	(4)	—	—	2,527
HSBC Bank	—	—	—	—	—	—	1,949	1,949	—	—	—	1,949
Barclays Capital	628	628	(628)	—	—	—	4,125	4,125	(628)	—	—	3,497
UBS AG	—	—	—	—	—	—	26	26	—	—	—	26
Royal Bank of Canada	15	15	—	—	—	$15	—	—	—	—	—	—

Total	$904	$904	$(889)	—	—	$15	$9,295	$9,295	$(889)	—	—	$8,406

DFA Short-Duration Real Return Portfolio
Citibank, N.A	$24,398	$24,398	$(1,121)	—	$(23,180)	$97	$1,121	$1,121	$(1,121)	—	—	—
Bank of America Corp	36,217	36,217	(365)	$(35,852)	—	—	365	365	(365)	—	—	—
Deutsche Bank AG	40,278	40,278	(1,410)	—	(38,868)	—	1,410	1,410	(1,410)	—	—	—
Morgan Stanley and Co. International	1,072	1,072	—	—	—	1,072	—	—	—	—	—	—
Intercontinental Exchange, Inc	—	—	—	—	—	—	325	325	—	—	—	$325
State Street Bank and Trust	1,635	1,635	(1,635)	—	—	—	5,266	5,266	(1,635)	—	—	3,631
HSBC Bank	46	46	—	—	—	46	—	—	—	—	—	—
Barclays Capital	48	48	(48)	—	—	—	205	205	(48)	—	—	157
Societe Generale	—	—	—	—	—	—	61	61	—	—	—	61

Total	$103,694	$103,694	$(4,579)	$(35,852)	$(62,048)	$1,215	$8,753	$8,753	$(4,579)	—	—	$4,174

DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	$6,916	$6,916	$(298)	—	—	$6,618	$298	$298	$(298)	—	—	—
Citibank, N.A.	1,077	1,077	(1,077)	—	—	—	1,146	1,146	(1,077)	—	—	$69
Deutsche Bank AG	3,018	3,018	(15)	—	$(3,003)	—	15	15	(15)	—	—	—
Morgan Stanley and Co. International	137	137	(98)	—	—	39	98	98	(98)	—	—	—
Intercontinental
Exchange, Inc.	—	—	—	—	—	—	1	1	—	—	—	1
State Street Bank and Trust	24	24	(24)	—	—	—	329	329	(24)	—	—	305
Societe Generale	19	19	(19)	—	—	—	67	67	(19)	—	—	48
UBS AG	263	263	—	—	—	263	—	—	—	—	—	—

Total	$11,454	$11,454	$(1,531)	—	$(3,003)	$6,920	$1,954	$1,954	$(1,531)	—	—	$423

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

182

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2023.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

183

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio Agency Obligations, Bonds, U.S. Treasury Obligations	$36,188	—	—	—	$36,188
DFA Two-Year Global Fixed Income Portfolio Bonds	1,979	—	—	—	1,979
DFA Selectively Hedged Global Fixed Income Portfolio Bonds	2,798	—	—	—	2,798
DFA Five-Year Global Fixed Income Portfolio Bonds	11,174	—	—	—	11,174
DFA Short-Term Extended Quality Portfolio Bonds, U.S. Treasury Obligations	27,303	—	—	—	27,303
DFA Intermediate-Term Extended Quality Portfolio Agency Obligations, Bonds	57,372	—	—	—	57,372
DFA Targeted Credit Portfolio Bonds	12,867	—	—	—	12,867
DFA Global Core Plus Fixed Income Portfolio Bonds	77,441	—	—	—	77,441
DFA Investment Grade Portfolio Agency Obligations, Bonds	582,651	—	—	—	582,651
DFA Global Core Plus Real Return Portfolio Bonds	3,441	—	—	—	3,441

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

184

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

L. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA One-Year Fixed Income Portfolio	4	71%
DFA Two-Year Global Fixed Income Portfolio	5	84%
DFA Selectively Hedged Global Fixed Income Portfolio	3	85%
DFA Five-Year Global Fixed Income Portfolio	3	78%
DFA World ex U.S. Government Fixed Income Portfolio	5	84%
DFA Short-Term Government Portfolio	5	91%
DFA Intermediate Government Fixed Income Portfolio	4	86%
DFA Short-Term Extended Quality Portfolio	4	81%
DFA Intermediate-Term Extended Quality Portfolio	3	84%
DFA Targeted Credit Portfolio	3	91%
DFA Global Core Plus Fixed Income Portfolio	5	92%
DFA Investment Grade Portfolio	4	80%
DFA Diversified Fixed Income Portfolio	3	93%
DFA LTIP Portfolio	7	85%
DFA Inflation-Protected Securities Portfolio	3	46%
DFA Short-Duration Real Return Portfolio	4	83%
DFA Global Core Plus Real Return Portfolio	3	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

185

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

186

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,022.50	0.21%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,022.90	0.17%	$0.85

187

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

188

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Communications	0.8%
Consumer, Non-cyclical	0.7%
Energy	2.9%
Financials	22.8%
Foreign Government	24.8%
Supranational	16.6%
U.S. Government	31.4%

100.0%

DFA Two-Year Government Portfolio
U.S. Government	100.0%

100.0%

189

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank
0.000%, 02/06/24	500	$482,410

BONDS — (62.5%)
African Development Bank
3.000%, 09/20/23	4,250	4,215,635
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	3,000	2,942,043
Amazon.com, Inc.
2.730%, 04/13/24	1,000	980,270
Asian Development Bank
0.250%, 10/06/23	250	244,892
# 1.625%, 03/15/24	3,800	3,697,072
Asian Infrastructure Investment Bank
0.250%, 09/29/23	1,349	1,322,706
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24	3,000	2,957,510
0.375%, 05/27/24	550	525,854
Canadian Imperial Bank of Commerce
3.500%, 09/13/23	3,000	2,980,534
CDP Financial, Inc.
3.150%, 07/24/24	500	490,314
Cooperatieve Rabobank UA
0.375%, 01/12/24	1,000	966,067
CPPIB Capital, Inc.
Ω 3.125%, 09/25/23	500	496,212
Ω 3.000%, 06/13/24	558	546,622
Dexia Credit Local SA
3.250%, 09/26/23	2,000	1,984,220
Equinor ASA
2.650%, 01/15/24	3,812	3,755,361
Erste Abwicklungsanstalt
0.250%, 03/01/24	4,000	3,844,736
European Bank for Reconstruction & Development
0.250%, 07/10/23	2,000	1,980,754
European Investment Bank
3.125%, 12/14/23	3,250	3,212,591
2.625%, 03/15/24	600	589,047
Export Development Canada
2.625%, 02/21/24	2,225	2,184,490
FMS Wertmanagement
0.375%, 05/06/24	200	191,342

	Face Amount (000)	Value†
Inter-American Development Bank
3.000%, 10/04/23	1,000	$990,693
0.250%, 11/15/23	2,000	1,948,556
3.000%, 02/21/24	628	617,944
International Bank for Reconstruction & Development
3.000%, 09/27/23	500	495,848
2.500%, 03/19/24	1,562	1,530,656
2.250%, 03/28/24	1,033	1,008,966
Kommunalbanken AS
Ω 0.250%, 12/08/23	500	485,625
0.250%, 12/08/23	950	922,602
2.750%, 02/05/24	2,132	2,094,221
Kommunekredit
1.000%, 12/15/23	3,190	3,109,937
Kommuninvest I Sverige AB
0.375%, 02/16/24	2,500	2,409,825
Ω 1.375%, 05/08/24	1,000	966,503
1.375%, 05/08/24	500	483,192
Kreditanstalt fuer Wiederaufbau
0.250%, 03/08/24	1,500	1,442,187
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24	1,838	1,771,477
2.000%, 07/23/24	400	387,183
Manitoba, Province of Canada
2.600%, 04/16/24	750	734,006
Nederlandse Waterschapsbank NV
1.125%, 03/15/24	200	193,335
Nordea Bank Abp
Ω 0.625%, 05/24/24	1,500	1,425,213
Province of Alberta Canada
3.350%, 11/01/23	1,947	1,929,685
2.950%, 01/23/24	2,100	2,067,498
Province of Ontario Canada
3.400%, 10/17/23	500	496,061
3.050%, 01/29/24	3,500	3,449,125
Roche Holdings, Inc.
Ω 1.882%, 03/08/24	1,000	973,131
Skandinaviska Enskilda Banken AB
Ω 0.650%, 09/09/24	261	245,673
Svensk Exportkredit AB
0.500%, 11/10/23	200	195,233

190

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
1.750%, 12/12/23	2,350	$2,302,045
0.375%, 03/11/24	1,000	961,186
0.375%, 07/30/24	500	474,149
Svenska Handelsbanken AB
3.900%, 11/20/23	2,900	2,876,844
Ω 0.550%, 06/11/24	750	713,262
Swedbank AB
Ω 0.600%, 09/25/23	1,322	1,295,245
Westpac Banking Corp.
3.300%, 02/26/24	1,827	1,804,839
1.019%, 11/18/24	400	377,902

TOTAL BONDS		83,288,119

U.S. TREASURY OBLIGATIONS — (30.8%)
U.S. Treasury Notes
0.125%, 08/31/23	10,000	9,837,891
1.375%, 08/31/23	1,900	1,876,844
0.375%, 10/31/23	6,000	5,865,937
0.250%, 11/15/23	4,000	3,900,625
0.500%, 11/30/23	1,950	1,900,641
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 5.271%, 10/31/24	4,950	4,955,659
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25	12,650	12,674,599

TOTAL U.S. TREASURY OBLIGATIONS		41,012,196

COMMERCIAL PAPER — (5.4%)
Bank of Montreal
4.980%, 07/11/23	750	742,252

	(000)
BNG Bank
4.999%, 05/17/23	500	$498,706
4.920%, 05/19/23	500	498,568
Caisse des Depots et Consignations
5.046%, 06/20/23	1,000	992,645
Hydro-Quebec
4.820%, 07/06/23	1,000	990,528
National Securities Clearing Corp.
5.133%, 06/26/23	1,250	1,239,740
4.990%, 06/13/23	1,000	993,634
4.960%, 07/13/23	500	494,689
Province of Quebec Canada
4.853%, 05/02/23	750	749,600

TOTAL COMMERCIAL PAPER (Cost $7,203,811)		7,200,362

TOTAL INVESTMENT SECURITIES (Cost $133,292,561)		131,983,087

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 4.760%	449,530	449,530

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	71,974	832,524

TOTAL INVESTMENTS — (100.0%) (Cost $134,574,471)		$133,265,141

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$482,410	—	$482,410
Bonds	—	83,288,119	—	83,288,119
U.S. Treasury Obligations	—	41,012,196	—	41,012,196
Commercial Paper	—	7,200,362	—	7,200,362
Temporary Cash Investments	$449,530	—	—	449,530
Securities Lending Collateral	—	832,524	—	832,524

TOTAL	$449,530	$132,815,611	—	$133,265,141

See accompanying Notes to Financial Statements.

191

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (7.9%)
Federal Home Loan Bank
0.000%, 07/12/23	1,946	$1,927,324
0.000%, 07/14/23	2,200	2,178,302
0.000%, 07/19/23	342	338,400
0.000%, 07/21/23	6,500	6,429,862
0.000%, 11/01/23	310	302,542
0.000%, 02/06/24	500	482,410
0.000%, 03/08/24	400	384,803

TOTAL AGENCY OBLIGATIONS		12,043,643

U.S. TREASURY OBLIGATIONS — (91.9%)
U.S. Treasury Bills
4.870%, 07/13/23	6,135	6,073,591
4.766%, 07/20/23	8,565	8,471,737
U.S. Treasury Notes
0.125%, 07/31/23	7,800	7,704,937
0.125%, 08/15/23	4,150	4,090,668
0.125%, 08/31/23	4,150	4,082,725
1.375%, 08/31/23	440	434,637
0.250%, 09/30/23	16,765	16,449,347
0.125%, 10/15/23	17,200	16,830,469
0.375%, 10/31/23	17,019	16,638,732
0.250%, 11/15/23	17,750	17,309,023
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.037, FRN
(r) 5.168%, 07/31/24	13,550	13,551,232
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 5.271%, 10/31/24	14,400	14,416,463
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25	14,975	15,004,121

TOTAL U.S. TREASURY OBLIGATIONS		141,057,682

TOTAL INVESTMENT SECURITIES (Cost $154,175,504)		153,101,325

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 4.760%	314,577	314,577

TOTAL INVESTMENTS — (100.0%) (Cost $154,490,081)		$153,415,902

192

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$12,043,643	—	$12,043,643
U.S. Treasury Obligations	—	141,057,682	—	141,057,682
Temporary Cash Investments	$314,577	—	—	314,577

TOTAL	$314,577	$153,101,325	—	$153,415,902

See accompanying Notes to Financial Statements.

193

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $819 and $0 of securities on loan, respectively)	$131,983	$153,101
Temporary Cash Investments at Value & Cost	450	315
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $832 and $0, respectively)	833	—
Receivables:
Investment Securities Sold	987	—
Dividends and Interest	709	596
Fund Shares Sold	348	—
Prepaid Expenses and Other Assets	16	26

Total Assets	135,326	154,038

LIABILITIES:
Payables:
Due to Custodian	490	—
Upon Return of Securities Loaned	836	—
Investment Securities Purchased	576	—
Fund Shares Redeemed	41	27
Due to Advisor	15	13
Accrued Expenses and Other Liabilities	17	15

Total Liabilities	1,975	55

NET ASSETS	$133,351	$153,983

Institutional Class Shares — based on net assets of $133,351 and $153,983 and shares outstanding of 13,964,155 and 16,346,922, respectively	$9.55	$9.42

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$133,293	$154,176

NET ASSETS CONSIST OF:
Paid-In Capital	$138,199	$161,585
Total Distributable Earnings (Loss)	(4,848)	(7,602)

NET ASSETS	$133,351	$153,983

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

194

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$1,975	$1,725
Income from Securities Lending	4	—

Total Investment Income	1,979	1,725

Fund Expenses
Investment Management Fees	96	78
Accounting & Transfer Agent Fees	17	19
Custodian Fees	2	1
Filing Fees	17	18
Shareholders’ Reports	9	10
Professional Fees	1	2
Previously Waived Fees Recovered by Advisor (Note C)	2	—
Other	2	2

Total Fund Expenses	146	130

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2	—

Net Expenses	144	130

Net Investment Income (Loss)	1,835	1,595

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(1,574)	(2,014)
Affiliated Investment Companies Shares Sold	1	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,777	3,891
Affiliated Investment Companies Shares	1	—

Net Realized and Unrealized Gain (Loss)	1,205	1,877

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,040	$3,472

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

195

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,835	$1,419	$1,595	$1,468
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,574)	(2,310)	(2,014)	(3,566)
Affiliated Investment Companies Shares Sold	1	(6)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,777	(3,928)	3,891	(4,647)
Affiliated Investment Companies Shares	1	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	3,040	(4,825)	3,472	(6,745)

Distributions:
Institutional Class Shares	(1,407)	(1,088)	(1,369)	(1,120)
Capital Share Transactions (1):
Shares Issued	51,631	95,462	34,090	70,032
Shares Issued in Lieu of Cash Distributions	1,407	1,088	1,368	1,120
Shares Redeemed	(51,089)	(57,017)	(55,542)	(56,599)

Net Increase (Decrease) from Capital Share Transactions	1,949	39,533	(20,084)	14,553

Total Increase (Decrease) in Net Assets	3,582	33,620	(17,981)	6,688
Net Assets
Beginning of Period	129,769	96,149	171,964	165,276

End of Period	$133,351	$129,769	$153,983	$171,964

(1) Shares Issued and Redeemed:
Shares Issued	5,450	9,875	3,649	7,401
Shares Issued in Lieu of Cash Distributions	148	114	146	120
Shares Redeemed	(5,379)	(5,922)	(5,952)	(5,975)

Net Increase (Decrease) from Shares Issued and Redeemed	219	4,067	(2,157)	1,546

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.o

See accompanying Notes to Financial Statements.

196

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.44		$9.94	$9.96	$9.97	$9.91	$9.98	$9.29		$9.75	$9.78	$9.77	$9.72	$9.81

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.11	(—)	0.10	0.23	0.19	0.10		0.08	(0.01)	0.04	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08		(0.53)	(0.02)	—	0.07	(0.10)	0.11		(0.48)	(0.02)	0.03	0.05	(0.11)

Total from Investment Operations	0.21		(0.42)	(0.02)	0.10	0.30	0.09	0.21		(0.40)	(0.03)	0.07	0.25	0.06

Less Distributions:
Net Investment Income	(0.10)		(0.08)	(—)	(0.11)	(0.24)	(0.16)	(0.08)		(0.06)	—	(0.06)	(0.20)	(0.15)

Total Distributions	(0.10)		(0.08)	—	(0.11)	(0.24)	(0.16)	(0.08)		(0.06)	—	(0.06)	(0.20)	(0.15)

Net Asset Value, End of Period.	$9.55		$9.44	$9.94	$9.96	$9.97	$9.91	$9.42		$9.29	$9.75	$9.78	$9.77	$9.72

Total Return	2.25	%(B)	(4.25%)	(0.18%)	1.00%	3.07%	0.86%	2.29	%(B)	(4.06%)	(0.31%)	0.77%	2.63%	0.60%

Net Assets, End of Period (thousands)	$133,351		$129,769	$96,149	$100,447	$105,173	$128,569	$153,983		$171,964	$165,276	$157,724	$121,148	$124,210
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.22%	0.25%	0.21%	0.17	%(C)	0.17%	0.20%	0.21%	0.26%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.24%	0.25%	0.25%	0.21%	0.17	%(C)	0.17%	0.21%	0.22%	0.26%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.69	%(C)	1.17%	—	0.98%	2.34%	1.92%	2.06	%(C)	0.88%	(0.08%)	0.45%	2.06%	1.76%
Portfolio Turnover Rate	26	%(B)	108%	186%	65%	50%	89%	38	%(B)	121%	108%	103%	57%	115%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

197

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

198

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.10%

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

199

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	$2	$2	$24
DFA Two-Year Government Portfolio (1)	0.17%	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Two-Year Government Portfolio was 0.20%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $7 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$2
DFA Two-Year Government Portfolio	4

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$20,768	$38,017	$6,636	$25,547
DFA Two-Year Government Portfolio	50,684	107,451	—	—

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
DFA Short Term Investment Fund	$886	$32,762	$32,817	$1	$1	$833	72	$62	—

Total	$886	$32,762	$32,817	$1	$1	$833	72	$62	—

200

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2021	$21	—	—	$21
2022	1,088	—	—	1,088
DFA Two-Year Government Portfolio
2021	—	—	—	—
2022	1,120	—	—	1,120

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(141)	—	$(141)
DFA Two-Year Government Portfolio	(146)	—	(146)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$178	—	$(2,567)	$(4,090)	$(6,479)
DFA Two-Year Government Portfolio	197	—	(4,501)	(5,398)	(9,702)

201

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$2,567	$2,567
DFA Two-Year Government Portfolio	4,501	4,501

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$134,577	$33	$(1,342)	$(1,309)
DFA Two-Year Government Portfolio	154,922	200	(1,274)	(1,074)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

202

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2023.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

203

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio Bonds, U.S. Treasury Obligations	$836	—	—	—	$836

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

K. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	3	94%
DFA Two-Year Government Portfolio	4	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

204

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

205

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

206

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

207

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

208

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

209

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

210

DFA043023-002S 00286340

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global Allocation 60/40 Portfolio

Global Allocation 25/75 Portfolio

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Global Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Equity Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,099.10	0.49%	$2.55
Institutional Class Shares	$1,000.00	$1,100.60	0.25%	$1.30
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.37	0.49%	$2.46
Institutional Class Shares	$1,000.00	$1,023.56	0.25%	$1.25

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Allocation 60/40 Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,074.80	0.49%	$2.52
Institutional Class Shares	$1,000.00	$1,076.40	0.24%	$1.24
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.37	0.49%	$2.46
Institutional Class Shares	$1,000.00	$1,023.60	0.24%	$1.20

Global Allocation 25/75 Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,048.40	0.49%	$2.49
Institutional Class Shares	$1,000.00	$1,049.50	0.24%	$1.22
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.37	0.49%	$2.46
Institutional Class Shares	$1,000.00	$1,023.60	0.24%	$1.20

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global Allocation 60/40 Portfolio	100.0%
Global Allocation 25/75 Portfolio	99.9%

4

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	141,085,444	$4,039,276,274
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	115,827,972	1,718,887,109
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	42,607,548	1,346,824,600
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	31,687,310	673,038,453
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,689,846	137,815,750
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	12,974,154	49,301,783

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,277,081,734)		$7,965,143,969

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $991,386)	991,386	991,386

TOTAL INVESTMENTS — (100.0%) (Cost $4,278,073,120)		$7,966,135,355

Summary of the Global Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,965,143,969	—	—	$7,965,143,969
Temporary Cash Investments	991,386	—	—	991,386

TOTAL	$7,966,135,355	—	—	$7,966,135,355

See accompanying Notes to Financial Statements.

5

GLOBAL ALLOCATION 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	39,074,112	$1,118,691,835
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	59,798,454	546,557,865
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	32,211,096	478,012,659
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	11,913,802	376,595,291
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	35,473,455	365,021,857
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	8,907,700	189,199,557
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,355,440	183,809,620
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	18,279,359	182,793,588
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,182,460	92,052,671
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	10,802,226	91,062,766
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,072,750	40,067,204
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,844,083	14,607,515

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,618,406,345)		$3,678,472,428

Summary of the Global Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,678,472,428	—	—	$3,678,472,428

TOTAL	$3,678,472,428	—	—	$3,678,472,428

See accompanying Notes to Financial Statements.

6

GLOBAL ALLOCATION 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	23,387,034	$240,652,580
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	24,889,502	240,432,586
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	3,559,160	101,898,763
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,833,853	88,130,847
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,914,099	43,245,230
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,073,953	33,947,664
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	3,803,966	32,067,431
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	801,673	17,027,541
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	94,165	3,517,051
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	338,938	1,287,962

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $706,339,821)		$802,207,655

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $494,464)	494,464	494,464

TOTAL INVESTMENTS — (100.0%) (Cost $706,834,285)		$802,702,119

Summary of the Global Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$802,207,655	—	—	$802,207,655
Temporary Cash Investments	494,464	—	—	494,464

TOTAL	$802,702,119	—	—	$802,702,119

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Global Equity Portfolio	Global Allocation 60/40 Portfolio	Global Allocation 25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$7,965,144	$3,678,472	$802,208
Temporary Cash Investments at Value & Cost	991	—	494
Receivables:
Affiliated Investment Companies Sold	—	1,046	—
Dividends and Interest	5	1	1
Fund Shares Sold	3,756	26,256	208
Prepaid Expenses and Other Assets	70	36	26

Total Assets	7,969,966	3,705,811	802,937

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	—	279
Fund Shares Redeemed	3,511	1,788	455
Due to Advisor	124	62	17
Line of Credit	—	192	—
Accrued Expenses and Other Liabilities	194	101	37

Total Liabilities	3,829	2,143	788

NET ASSETS	$7,966,137	$3,703,668	$802,149

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $6,927; $2,747 and $586 and shares outstanding of 245,242, 140,128 and 43,154, respectively	$28.25	$19.60	$13.57

NUMBER OF SHARES AUTHORIZED	500,000,000	300,000,000	300,000,000

Institutional Class Shares — based on net assets of $7,959,210; $3,700,921 and $801,563 and shares outstanding of 283,901,757, 190,283,282 and 58,855,725, respectively	$28.04	$19.45	$13.62

NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	300,000,000

Investments in Affiliated Investment Companies at Cost	$4,277,082	$2,618,406	$706,340

NET ASSETS CONSIST OF:
Paid-In Capital	$4,304,278	$2,618,273	$709,310
Total Distributable Earnings (Loss)	3,661,859	1,085,395	92,839

NET ASSETS	$7,966,137	$3,703,668	$802,149

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Global Equity Portfolio	Global Allocation 60/40 Portfolio	Global Allocation 25/75 Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0 and $0, respectively)	$22	$8	$3

Income Distributions Received from Affiliated Investment Companies	55,369	27,252	8,472

Total Investment Income	55,391	27,260	8,475

Fund Expenses
Investment Management Fees	7,679	3,454	720
Accounting & Transfer Agent Fees	606	272	69
Custodian Fees	1	1	1
Shareholder Servicing Fees
Class R2 Shares	9	3	1
Filing Fees	63	40	22
Shareholders’ Reports	82	39	13
Directors’/Trustees’ Fees & Expenses	31	15	3
Professional Fees	40	19	5
Other	46	31	9

Total Fund Expenses	8,557	3,874	843

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	7	2	—
Institutional Class Shares	6,933	3,096	611

Net Expenses	1,617	776	232

Net Investment Income (Loss)	53,774	26,484	8,243

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	143,869	41,878	3,844
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	14,136	25,251	4,126
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	521,164	175,064	22,928

Net Realized and Unrealized Gain (Loss)	679,169	242,193	30,898

Net Increase (Decrease) in Net Assets Resulting from Operations	$732,943	$268,677	$39,141

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Equity Portfolio		Global Allocation 60/40 Portfolio		Global Allocation 25/75 Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$53,774	$160,491	$26,484	$79,752	$8,243	$16,378
Capital Gain Distributions Received from Affiliated Investment Companies	143,869	209,477	41,878	67,074	3,844	6,886
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	14,136	15,391	25,251	42,414	4,126	(1,398)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	521,164	(1,731,299)	175,064	(754,093)	22,928	(108,552)

Net Increase (Decrease) in Net Assets Resulting from Operations	732,943	(1,345,940)	268,677	(564,853)	39,141	(86,686)

Distributions:
Class R2 Shares	(259)	(475)	(85)	(186)	(8)	(22)
Institutional Class Shares	(273,718)	(396,645)	(127,351)	(222,351)	(13,864)	(38,024)

Total Distributions	(273,977)	(397,120)	(127,436)	(222,537)	(13,872)	(38,046)

Capital Share Transactions:
Shares Issued	698,132	1,188,578	258,042	554,721	46,716	158,131
Shares Issued in Lieu of Cash Distributions	271,779	394,044	125,361	219,195	13,860	37,986
Shares Redeemed	(811,815)	(1,600,720)	(392,929)	(972,571)	(92,163)	(334,717)

Net Increase (Decrease) from Capital Share Transactions	158,096	(18,098)	(9,526)	(198,655)	(31,587)	(138,600)

Total Increase (Decrease) in Net Assets	617,062	(1,761,158)	131,715	(986,045)	(6,318)	(263,332)
Net Assets
Beginning of Period	7,349,075	9,110,233	3,571,953	4,557,998	808,467	1,071,799

End of Period	$7,966,137	$7,349,075	$3,703,668	$3,571,953	$802,149	$808,467

(1) Shares Issued and Redeemed:
Shares Issued	25,510	41,079	13,450	26,891	3,475	11,187
Shares Issued in Lieu of Cash Distributions	10,021	13,101	6,619	10,363	1,039	2,658
Shares Redeemed	(29,643)	(55,193)	(20,579)	(47,928)	(6,878)	(23,887)

Net Increase (Decrease) from Shares Issued and Redeemed	5,888	(1,013)	(510)	(10,674)	(2,364)	(10,042)

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$26.61		$32.84	$23.55	$23.71	$22.14	$22.66

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.49	0.38	0.33	0.40	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	2.44		(5.38)	9.56	(0.04)	1.70	(0.44)

Total from Investment Operations	2.60		(4.89)	9.94	0.29	2.10	(0.09)

Less Distributions:
Net Investment Income	(0.16)		(0.49)	(0.39)	(0.33)	(0.40)	(0.36)
Net Realized Gains	(0.80)		(0.85)	(0.26)	(0.12)	(0.13)	(0.07)

Total Distributions	(0.96)		(1.34)	(0.65)	(0.45)	(0.53)	(0.43)

Net Asset Value, End of Period	$28.25		$26.61	$32.84	$23.55	$23.71	$22.14

Total Return	9.91	%(B)	(15.34%)	42.57%	1.27%	9.73%	(0.47%)

Net Assets, End of Period (thousands)	$6,927		$7,481	$13,526	$16,613	$26,463	$27,415
Ratio of Expenses to Average Net Assets *(C)	0.49	%(D)	0.49%	0.51%	0.55%	0.57%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.67	%(D)	0.67%	0.70%	0.77%	0.83%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.17	%(D)	1.65%	1.27%	1.42%	1.79%	1.49%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.21	%(D)	0.21%	0.22%	0.24%	0.26%	0.25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$26.41		$32.62	$23.39	$23.57	$22.01	$22.53

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.57	0.46	0.39	0.46	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	2.43		(5.36)	9.49	(0.06)	1.69	(0.46)

Total from Investment Operations	2.62		(4.79)	9.95	0.33	2.15	(0.04)

Less Distributions:
Net Investment Income	(0.19)		(0.57)	(0.46)	(0.39)	(0.46)	(0.41)
Net Realized Gains	(0.80)		(0.85)	(0.26)	(0.12)	(0.13)	(0.07)

Total Distributions	(0.99)		(1.42)	(0.72)	(0.51)	(0.59)	(0.48)

Net Asset Value, End of Period	$28.04		$26.41	$32.62	$23.39	$23.57	$22.01

Total Return	10.06	%(B)	(15.15%)	42.97%	1.48%	10.03%	(0.24%)

Net Assets, End of Period (thousands)	$7,959,210		$7,341,594	$9,096,707	$6,958,558	$7,503,643	$6,673,922
Ratio of Expenses to Average Net Assets *(C)	0.25	%(D)	0.25%	0.26%	0.30%	0.32%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.43	%(D)	0.43%	0.45%	0.52%	0.58%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.40	%(D)	1.95%	1.54%	1.70%	2.04%	1.78%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.21	%(D)	0.21%	0.22%	0.24%	0.26%	0.25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$18.85		$22.77	$18.87	$18.64	$17.58	$17.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.37	0.21	0.30	0.34	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.28		(3.22)	4.34	0.36	1.18	(0.31)

Total from Investment Operations	1.39		(2.85)	4.55	0.66	1.52	(0.03)

Less Distributions:
Net Investment Income	(0.11)		(0.35)	(0.20)	(0.30)	(0.39)	(0.28)
Net Realized Gains	(0.53)		(0.72)	(0.45)	(0.13)	(0.07)	(0.05)

Total Distributions	(0.64)		(1.07)	(0.65)	(0.43)	(0.46)	(0.33)

Net Asset Value, End of Period	$19.60		$18.85	$22.77	$18.87	$18.64	$17.58

Total Return	7.48	%(B)	(13.06%)	24.49%	3.58%	8.85%	(0.22%)

Net Assets, End of Period (thousands)	$2,747		$2,537	$4,076	$3,077	$3,166	$6,774
Ratio of Expenses to Average Net Assets *(C)	0.49	%(D)	0.47%	0.50%	0.52%	0.55%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.66	%(D)	0.64%	0.68%	0.72%	0.76%	0.74%
Ratio of Net Investment Income to Average Net Assets.	1.17	%(D)	1.77%	0.97%	1.64%	1.94%	1.55%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.20%	0.21%	0.23%	0.24%	0.23%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

13

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$18.71		$22.61	$18.74	$18.51	$17.49	$17.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.40	0.25	0.35	0.43	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	1.27		(3.18)	4.33	0.36	1.10	(0.30)

Total from Investment Operations	1.41		(2.78)	4.58	0.71	1.53	0.02

Less Distributions:
Net Investment Income	(0.14)		(0.40)	(0.26)	(0.35)	(0.44)	(0.32)
Net Realized Gains.	(0.53)		(0.72)	(0.45)	(0.13)	(0.07)	(0.05)

Total Distributions	(0.67)		(1.12)	(0.71)	(0.48)	(0.51)	(0.37)

Net Asset Value, End of Period	$19.45		$18.71	$22.61	$18.74	$18.51	$17.49

Total Return	7.64	%(B)	(12.85%)	24.80%	3.88%	9.01%	0.06%

Net Assets, End of Period (thousands)	$3,700,921		$3,569,416	$4,553,922	$3,814,321	$4,242,376	$4,042,976
Ratio of Expenses to Average Net Assets *(C)	0.24	%(D)	0.24%	0.25%	0.27%	0.30%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.41	%(D)	0.41%	0.43%	0.47%	0.51%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.46	%(D)	1.95%	1.18%	1.92%	2.43%	1.78%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.20%	0.21%	0.23%	0.24%	0.23%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

14

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$13.15		$14.98	$13.94	$13.70	$13.22	$13.44

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.21	0.14	0.18	0.29	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.51		(1.51)	1.21	0.33	0.55	(0.18)

Total from Investment Operations	0.63		(1.30)	1.35	0.51	0.84	0.01

Less Distributions:
Net Investment Income	(0.12)		(0.21)	(0.13)	(0.20)	(0.30)	(0.19)
Net Realized Gains	(0.09)		(0.32)	(0.18)	(0.07)	(0.06)	(0.04)

Total Distributions	(0.21)		(0.53)	(0.31)	(0.27)	(0.36)	(0.23)

Net Asset Value, End of Period	$13.57		$13.15	$14.98	$13.94	$13.70	$13.22

Total Return	4.84	%(B)	(8.90%)	9.77%	3.73%	6.46%	0.08%

Net Assets, End of Period (thousands)	$586		$500	$613	$838	$742	$983
Ratio of Expenses to Average Net Assets *(C)	0.49	%(D)	0.41%	0.49%	0.50%	0.53%	0.51%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.64	%(D)	0.57%	0.65%	0.66%	0.69%	0.67%
Ratio of Net Investment Income to Average Net Assets	1.73	%(D)	1.54%	0.95%	1.31%	2.15%	1.40%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.18	%(D)	0.18%	0.19%	0.20%	0.21%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

15

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$13.20		$15.03	$13.99	$13.74	$13.26	$13.48

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.24	0.16	0.23	0.33	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.51		(1.51)	1.22	0.32	0.54	(0.19)

Total from Investment Operations	0.65		(1.27)	1.38	0.55	0.87	0.03

Less Distributions:
Net Investment Income	(0.14)		(0.24)	(0.16)	(0.23)	(0.33)	(0.21)
Net Realized Gains	(0.09)		(0.32)	(0.18)	(0.07)	(0.06)	(0.04)

Total Distributions	(0.23)		(0.56)	(0.34)	(0.30)	(0.39)	(0.25)

Net Asset Value, End of Period	$13.62		$13.20	$15.03	$13.99	$13.74	$13.26

Total Return	4.95	%(B)	(8.72%)	10.01%	4.05%	6.73%	0.24%

Net Assets, End of Period (thousands)	$801,563		$807,967	$1,071,186	$908,873	$895,437	$865,272
Ratio of Expenses to Average Net Assets *(C)	0.24	%(D)	0.24%	0.24%	0.26%	0.28%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.39	%(D)	0.40%	0.40%	0.42%	0.44%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.06	%(D)	1.73%	1.11%	1.67%	2.44%	1.65%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.18	%(D)	0.18%	0.19%	0.20%	0.21%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

16

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers ten portfolios, three of which, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”), are presented in this report. The remaining operational portfolios are presented in separate reports.

The Global Funds are investment companies and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Global Funds are “Funds of Funds” that achieve their investment objectives by allocating their assets among other portfolios within DFA Investment Dimensions Group Inc. (“IDG”) (collectively, the “Underlying Funds”). The Global Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not included in this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2023, the Global Funds were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
Global Equity Portfolio	U.S. Core Equity 1 Portfolio (IDG)	5%
	U.S. Core Equity 2 Portfolio (IDG)	14%
	DFA Real Estate Securities Portfolio (IDG)	2%
	International Core Equity Portfolio (IDG)	6%
	Emerging Markets Core Equity Portfolio (IDG)	3%
	DFA International Real Estate Securities Portfolio (IDG)	1%

Global Allocation 60/40 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	1%
	U.S. Core Equity 2 Portfolio (IDG)	4%
	DFA Real Estate Securities Portfolio (IDG)	1%
	International Core Equity Portfolio (IDG)	2%
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	53%
	Emerging Markets Core Equity Portfolio (IDG)	1%
	DFA Five-Year Global Fixed Income Portfolio (IDG)	2%
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	6%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	8%
	DFA Global Core Plus Fixed Income Portfolio (IDG)	7%

17

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
	DFA International Real Estate Securities Portfolio (IDG)	—

Global Allocation 25/75 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	5%
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	4%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	3%
	DFA International Real Estate Securities Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Global Funds use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Global Fund’s own assumptions in determining the fair value of investments)

A valuation hierarchy table is included at the end of the Global Funds’ Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets

18

Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. For the six months ended April 30, 2023, the Global Funds’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Global Equity Portfolio	0.20%
Global Allocation 60/40 Portfolio	0.19%
Global Allocation 25/75 Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2024 and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund’s Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund on an annualized basis (the “Annualized Expense Ratio”), to the Total Management Fee Limits listed below based on a percentage of average net assets of a class of a Global Fund on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund’s management fee to the Advisor.

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During the six months ended April 30, 2023, the Global Funds had Total Management Fee Limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees (amounts in thousands), as listed below. The net amount of waived fees (recovered previously waived fees) during the six months ended April 30, 2023 and the previously waived fees subject to future recovery as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the Total Management Fee Limit listed below for such class of the Global Fund, the Advisor retains the right to recover fees previously waived to the extent that the Annualized Expense Ratio following such recovery would be less than the Total Management Fee Limit that was in place when such prior year fees were waived, and less than the current Total Management Fee Limit in place for the Global Fund. The Global Funds are not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Total Management Fee Limit		Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Global Equity Portfolio	0.20	%*	—	$6,933	$44,791
Global Allocation 60/40 Portfolio	0.19	%*	—	3,096	21,686
Global Allocation 25/75 Portfolio	0.18	%**	—	611	4,455

Class R2 Shares
Global Equity Portfolio	0.20	%*	—	7	74
Global Allocation 60/40 Portfolio	0.19	%*	—	2	17
Global Allocation 25/75 Portfolio	0.18	%**	—	—	3

*	Effective February 28, 2021.
**	Effective February 28, 2020.

From February 28, 2020 to February 27, 2021, the Total Management Fee Limit in the Fee Waiver Agreement was 0.23% of the average net assets of a class of the Global Equity Portfolio and 0.20% of the average net assets of a class of the Global Allocation 60/40 Portfolio on an annualized basis. From July 21, 2015 to February 27, 2020, the Total Management Fee Limit in the Fee Waiver Agreement was 0.27% of the average net assets of a class of the Global Equity Portfolio, 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio and 0.22% of the average net assets of a class of the Global Allocation 25/75 Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $7 (in thousands). The total related amount paid by each of the Global Funds are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$23
Global Allocation 60/40 Portfolio	22
Global Allocation 25/75 Portfolio	6

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E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Global Funds’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$3,873,899	$209,648	$132,663	$13,523	$74,869	$4,039,276	141,085	$27,757	$108,145
International Core Equity Portfolio	1,435,714	44,442	69,432	2,917	305,246	1,718,887	115,828	9,135	—
U.S. Core Equity 1 Portfolio	1,291,046	51,464	34,725	2,231	36,809	1,346,825	42,608	9,331	31,021
Emerging Markets Core Equity Portfolio	567,500	41,787	34,302	(3,680)	101,733	673,038	31,687	6,067	—
DFA Real Estate Securities Portfolio	134,860	10,805	4,032	(89)	(3,728)	137,816	3,690	3,079	4,703
DFA International Real Estate Securities Portfolio	43,463	2,442	2,072	(766)	6,235	49,302	12,974	—	—

Total	$7,346,482	$360,588	$277,226	$14,136	$521,164	$7,965,144	347,872	$55,369	$143,869

Global Allocation 60/40 Portfolio
U.S. Core Equity 2 Portfolio	$1,129,807	$40,389	$77,102	$18,006	$7,592	$1,118,692	39,074	$7,888	$31,408
DFA Selectively Hedged Global Fixed Income Portfolio	531,195	20,162	24,110	(1,948)	21,259	546,558	59,798	241	—
International Core Equity Portfolio	421,705	2,767	35,487	5,980	83,047	478,012	32,211	2,631	—
U.S. Core Equity 1 Portfolio	377,937	11,709	24,130	6,555	4,523	376,594	11,914	2,664	9,046
DFA Short-Term Extended Quality Portfolio	355,414	13,976	12,476	(903)	9,010	365,021	35,473	5,223	—
Emerging Markets Core Equity Portfolio	167,243	1,765	8,429	(596)	29,217	189,200	8,908	1,765	—
DFA Global Core Plus Fixed Income Portfolio	176,656	2,976	5,893	(1,218)	11,289	183,810	20,355	2,976	—
DFA Five-Year Global Fixed Income Portfolio	178,729	5,155	2,910	(314)	2,134	182,794	18,279	2,248	—
DFA Inflation-Protected Securities Portfolio	89,806	687	2,179	(381)	4,120	92,053	8,182	686	—
DFA World ex U.S. Government Fixed Income Portfolio	88,674	13	—	—	2,376	91,063	10,802	5	—
DFA Real Estate Securities Portfolio	41,265	2,350	2,461	204	(1,291)	40,067	1,073	925	1,424
DFA International Real Estate Securities Portfolio	13,330	1	377	(134)	1,788	14,608	3,844	—	—

Total	$3,571,761	$101,950	$195,554	$25,251	$175,064	$3,678,472	249,913	$27,252	$41,878

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Global Allocation 25/75 Portfolio
DFA Short-Term Extended Quality
Portfolio	$241,938	$4,283	$10,992	$(785)	$6,209	$240,653	23,387	$3,498	—
DFA Two-Year Global Fixed Income
Portfolio	241,591	7,197	10,820	(516)	2,981	240,433	24,890	2,847	—
U.S. Core Equity 2 Portfolio	106,921	5,902	13,379	3,669	(1,215)	101,898	3,559	721	$2,882
DFA Inflation-Protected Securities
Portfolio	88,794	799	5,106	(676)	4,320	88,131	7,834	672	—
International Core Equity Portfolio	39,985	511	5,598	1,406	6,941	43,245	2,914	241	—
U.S. Core Equity 1 Portfolio	35,824	1,088	4,041	1,186	(109)	33,948	1,074	243	831
DFA World ex U.S. Government
Fixed Income Portfolio	32,242	96	1,142	(278)	1,149	32,067	3,804	2	—
Emerging Markets Core Equity
Portfolio	15,961	324	1,973	144	2,572	17,028	802	163	—
DFA Real Estate Securities Portfolio	3,878	216	478	20	(119)	3,517	94	85	131
DFA International Real Estate
Securities Portfolio	1,259	—	126	(44)	199	1,288	339	—	—

Total	$808,393	$20,416	$53,655	$4,126	$22,928	$802,208	68,697	$8,472	$3,844

F. Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” short-term distributions received from underlying RICs, return of capital, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Global Equity Portfolio
2021	$132,429	$75,878	—	$208,307
2022	159,606	237,514	—	397,120
Global Allocation 60/40 Portfolio
2021	51,879	90,468	—	142,347
2022	78,765	143,772	—	222,537

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Global Allocation 25/75 Portfolio
2021	$11,414	$11,704	—	$23,118
2022	15,845	22,202	—	38,047

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio	$(3,944)	$(19,703)	$(23,647)
Global Allocation 60/40 Portfolio	(2,048)	(9,628)	(11,676)
Global Allocation 25/75 Portfolio	(1,127)	—	(1,127)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Equity Portfolio	—	$220,370	—	$2,982,538	$3,202,908
Global Allocation 60/40 Portfolio	—	100,645	—	843,377	944,022
Global Allocation 25/75 Portfolio	$536	5,044	—	61,994	67,574

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Global Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$4,462,433	$3,697,479	$(9,416)	$3,688,063
Global Allocation 60/40 Portfolio	2,660,031	1,150,129	(90,063)	1,060,066
Global Allocation 25/75 Portfolio	717,781	116,079	(20,211)	95,868

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

23

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund’s tax positions and has concluded that no additional provision for income tax is required in any Global Fund’s financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Equity Portfolio
Class R2 Shares
Shares Issued	$274	10	$728	25
Shares Issued in Lieu of Cash Distributions	259	9	475	15
Shares Redeemed	(1,529)	(55)	(5,169)	(171)

Net Increase (Decrease) — Class R2 Shares	$(996)	(36)	$(3,966)	(131)

Institutional Class Shares
Shares Issued	$697,858	25,500	$1,187,850	41,054
Shares Issued in Lieu of Cash Distributions	271,520	10,012	393,569	13,086
Shares Redeemed	(810,286)	(29,588)	(1,595,551)	(55,022)

Net Increase (Decrease) — Institutional Class Shares	$159,092	5,924	$(14,132)	(882)

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Allocation 60/40 Portfolio
Class R2 Shares
Shares Issued	$237	12	$380	18
Shares Issued in Lieu of Cash Distributions	85	4	185	9
Shares Redeemed	(216)	(11)	(1,473)	(72)

Net Increase (Decrease) — Class R2 Shares	$106	5	$(908)	(45)

Institutional Class Shares
Shares Issued	$257,805	13,438	$554,341	26,873
Shares Issued in Lieu of Cash Distributions	125,276	6,615	219,010	10,354
Shares Redeemed	(392,713)	(20,568)	(971,098)	(47,856)

Net Increase (Decrease) — Institutional Class Shares	$(9,632)	(515)	$(197,747)	(10,629)

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	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Allocation 25/75 Portfolio
Class R2 Shares
Shares Issued	$61	5	$34	2
Shares Issued in Lieu of Cash Distributions	8	1	22	2
Shares Redeemed	—	(—)	(94)	(7)

Net Increase (Decrease) — Class R2 Shares	$69	6	$(38)	(3)

Institutional Class Shares
Shares Issued	$46,655	3,470	$158,097	11,185
Shares Issued in Lieu of Cash Distributions	13,852	1,038	37,964	2,656
Shares Redeemed	(92,163)	(6,878)	(334,623)	(23,880)

Net Increase (Decrease) — Institutional Class Shares	$(31,656)	(2,370)	$(138,562)	(10,039)

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
Global Equity Portfolio	5.09%	$1,437	101	$20	$14,968	—
Global Allocation 60/40 Portfolio	5.10%	1,141	98	16	7,586	$192

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
Global Allocation 25/75 Portfolio	5.23%	$795	47	$5	$4,358	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Global Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Global Funds did not use the interfund lending program during the six months ended April 30, 2023.

I. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds’ Class R2 Shares.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Global Funds’ financial statements.

L. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Global Funds’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

26

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Global Equity Portfolio-Class R2	4	88%
Global Equity Portfolio-Institutional Class	3	78%
Global Allocation 60/40 Portfolio-Class R2	3	100%
Global Allocation 60/40 Portfolio-Institutional Class	4	80%
Global Allocation 25/75 Portfolio-Class R2	2	100%
Global Allocation 25/75 Portfolio-Institutional Class	4	86%

The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Global Funds, individually or in aggregate, will not have a material adverse impact on the Global Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R2 shares (“Class R shares”) of the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio converted into Institutional Class shares of each Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolios did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of a Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of each Portfolio have ceased operations.

Management has evaluated the impact of all other subsequent events on the Global Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

27

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

28

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

30

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

31

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

32

DFA043023-007S 00286344

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Company Portfolio	Series of Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio III

The DFA International Value Series	Master fund for DFA International Value Portfolio and DFA International Value Portfolio III

The Emerging Markets Series	Master fund for Emerging Markets Portfolio II

U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (8.2%)
	Activision Blizzard, Inc.	205,002	$15,930,705
*	Alphabet, Inc., Class A	1,711,067	183,665,932
*	Alphabet, Inc., Class C	1,491,659	161,427,337
	AT&T, Inc.	2,046,187	36,156,124
*	Charter Communications, Inc., Class A	30,208	11,137,690
	Comcast Corp., Class A	1,209,028	50,017,488
# *	DISH Network Corp., Class A	65,531	492,138
	Electronic Arts, Inc.	74,458	9,477,014
	Fox Corp., Class A	86,438	2,874,928
	Fox Corp., Class B	40,803	1,246,124
	Interpublic Group of Cos., Inc.	110,592	3,951,452
# *	Live Nation Entertainment, Inc.	41,604	2,819,919
*	Match Group, Inc.	81,460	3,005,874
*	Meta Platforms, Inc., Class A	639,456	153,674,066
*	Netflix, Inc.	128,006	42,233,020
	News Corp., Class A	111,619	1,965,611
#	News Corp., Class B	29,957	531,737
	Omnicom Group, Inc.	58,596	5,307,040
	Paramount Global, Class B	145,119	3,385,626
*	Take-Two Interactive Software, Inc.	45,656	5,674,584
*	T-Mobile U.S., Inc.	170,198	24,491,492
	Verizon Communications, Inc.	1,207,088	46,871,227
*	Walt Disney Co.	525,011	53,813,627
*	Warner Bros Discovery, Inc.	636,719	8,665,746

TOTAL COMMUNICATION SERVICES			828,816,501

CONSUMER DISCRETIONARY — (9.8%)
	Advance Auto Parts, Inc.	16,715	2,098,234
*	Amazon.com, Inc.	2,561,045	270,062,195
*	Aptiv PLC	78,106	8,033,983
*	AutoZone, Inc.	5,390	14,355,241
	Bath & Body Works, Inc.	66,522	2,334,922
	Best Buy Co., Inc.	57,095	4,254,719
*	Booking Holdings, Inc.	11,150	29,952,356
	BorgWarner, Inc.	67,582	3,252,722
*	Caesars Entertainment, Inc.	62,477	2,829,583
*	CarMax, Inc.	45,670	3,198,270
# *	Carnival Corp.	286,995	2,643,224
# *	Chipotle Mexican Grill, Inc.	7,908	16,350,739
#	Darden Restaurants, Inc.	35,035	5,322,868
	Domino’s Pizza, Inc.	10,127	3,215,019
	DR Horton, Inc.	90,038	9,887,973
	eBay, Inc.	155,656	7,227,108
# *	Etsy, Inc.	35,907	3,627,684
*	Expedia Group, Inc.	42,267	3,971,407
	Ford Motor Co.	1,126,624	13,384,293
	Garmin Ltd.	43,947	4,314,277
	General Motors Co.	401,079	13,251,650
	Genuine Parts Co.	40,627	6,837,930
	Hasbro, Inc.	37,597	2,226,494
	Hilton Worldwide Holdings, Inc.	76,292	10,987,574
	Home Depot, Inc.	292,844	88,011,336
*	Las Vegas Sands Corp.	94,027	6,003,624

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class A	73,273	$8,265,927
	LKQ Corp.	72,546	4,188,081
	Lowe’s Cos., Inc.	173,626	36,084,692
	Marriott International, Inc., Class A	77,531	13,129,100
	McDonald’s Corp.	210,476	62,248,277
	MGM Resorts International	90,025	4,043,923
*	Mohawk Industries, Inc.	14,678	1,554,400
	Newell Brands, Inc.	107,459	1,305,627
	NIKE, Inc., Class B	358,024	45,368,801
# *	Norwegian Cruise Line Holdings Ltd.	120,225	1,605,004
*	NVR, Inc.	859	5,016,560
*	O’Reilly Automotive, Inc.	17,950	16,465,715
	Pool Corp.	11,269	3,959,025
	PulteGroup, Inc.	64,109	4,304,919
	Ralph Lauren Corp.	11,909	1,367,034
	Ross Stores, Inc.	99,242	10,592,099
*	Royal Caribbean Cruises Ltd.	63,698	4,167,760
	Starbucks Corp.	330,037	37,719,929
	Tapestry, Inc.	68,251	2,785,323
*	Tesla, Inc.	772,681	126,959,215
	TJX Cos., Inc.	331,957	26,164,851
	Tractor Supply Co.	31,908	7,606,867
*	Ulta Beauty, Inc.	14,703	8,107,675
	VF Corp.	93,670	2,202,182
	Whirlpool Corp.	15,793	2,204,545
*	Wynn Resorts Ltd.	29,531	3,374,803
	Yum! Brands, Inc.	80,612	11,332,435

TOTAL CONSUMER DISCRETIONARY			989,760,194

CONSUMER STAPLES — (7.3%)
	Altria Group, Inc.	513,716	24,406,647
	Archer-Daniels-Midland Co.	156,992	12,257,935
	Brown-Forman Corp., Class B	53,276	3,467,735
	Bunge Ltd.	43,440	4,065,984
#	Campbell Soup Co.	57,407	3,117,200
	Church & Dwight Co., Inc.	69,661	6,765,476
	Clorox Co.	35,255	5,838,933
	Coca-Cola Co.	1,118,389	71,744,654
	Colgate-Palmolive Co.	240,297	19,175,701
	Conagra Brands, Inc.	137,099	5,204,278
	Constellation Brands, Inc., Class A	46,607	10,694,908
	Costco Wholesale Corp.	127,512	64,166,589
	Dollar General Corp.	64,308	14,241,650
*	Dollar Tree, Inc.	59,440	9,136,523
	Estee Lauder Cos., Inc., Class A	66,731	16,463,872
	General Mills, Inc.	169,930	15,060,896
	Hershey Co.	42,396	11,576,652
#	Hormel Foods Corp.	83,669	3,383,574
	J M Smucker Co.	30,943	4,777,909
	Kellogg Co.	72,842	5,082,186
	Keurig Dr Pepper, Inc.	244,720	8,002,344
	Kimberly-Clark Corp.	96,857	14,033,611
	Kraft Heinz Co.	227,857	8,947,944
	Kroger Co.	187,679	9,126,830
	Lamb Weston Holdings, Inc.	41,731	4,665,943
	McCormick & Co., Inc.	71,810	6,308,509
	Molson Coors Beverage Co., Class B	54,836	3,261,645
	Mondelez International, Inc., Class A	391,981	30,072,782
*	Monster Beverage Corp.	218,320	12,225,920

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER STAPLES — (Continued)
PepsiCo, Inc.	395,751	$75,544,909
Philip Morris International, Inc.	445,426	44,529,237
Procter & Gamble Co.	677,823	105,997,961
Sysco Corp.	145,812	11,189,613
Target Corp.	132,084	20,836,251
Tyson Foods, Inc., Class A	82,434	5,151,301
Walgreens Boots Alliance, Inc.	205,981	7,260,830
Walmart, Inc.	402,990	60,839,400

TOTAL CONSUMER STAPLES		738,624,332

ENERGY — (4.6%)
APA Corp.	92,916	3,423,955
Baker Hughes Co.	289,910	8,476,968
Chevron Corp.	511,146	86,168,993
ConocoPhillips	351,581	36,174,169
Coterra Energy, Inc.	227,822	5,832,243
Devon Energy Corp.	187,698	10,028,704
Diamondback Energy, Inc.	50,935	7,242,957
EOG Resources, Inc.	168,612	20,144,076
# EQT Corp.	104,887	3,654,263
Exxon Mobil Corp.	1,183,091	140,006,989
Halliburton Co.	260,995	8,547,586
Hess Corp.	79,781	11,573,032
Kinder Morgan, Inc.	566,356	9,713,006
Marathon Oil Corp.	182,038	4,398,038
Marathon Petroleum Corp.	130,774	15,954,428
Occidental Petroleum Corp.	209,649	12,899,703
ONEOK, Inc.	128,558	8,408,979
Phillips 66	134,046	13,270,554
Pioneer Natural Resources Co.	68,157	14,827,555
Schlumberger NV	407,471	20,108,694
Targa Resources Corp.	65,593	4,954,239
Valero Energy Corp.	110,517	12,672,984
Williams Cos., Inc.	348,503	10,545,701

TOTAL ENERGY		469,027,816

FINANCIALS — (13.0%)
Aflac, Inc.	160,934	11,241,240
Allstate Corp.	75,879	8,783,753
American Express Co.	171,178	27,617,859
American International Group, Inc.	213,775	11,338,626
Ameriprise Financial, Inc.	30,173	9,206,386
Aon PLC, Class A	58,926	19,161,557
* Arch Capital Group Ltd.	106,102	7,965,077
Arthur J Gallagher & Co.	60,798	12,649,632
Assurant, Inc.	15,115	1,861,110
Bank of America Corp.	2,005,714	58,727,306
Bank of New York Mellon Corp.	212,325	9,042,922
* Berkshire Hathaway, Inc., Class B	517,611	170,061,094
BlackRock, Inc.	43,052	28,896,502
Brown & Brown, Inc.	67,453	4,343,299
Capital One Financial Corp.	109,894	10,692,686
Cboe Global Markets, Inc.	30,506	4,261,688
Charles Schwab Corp.	438,277	22,895,590
Chubb Ltd.	119,268	24,039,658
Cincinnati Financial Corp.	45,162	4,807,043
Citigroup, Inc.	556,639	26,200,998
Citizens Financial Group, Inc.	141,980	4,392,861

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CME Group, Inc.	103,198	$19,171,092
	Comerica, Inc.	38,100	1,652,397
	Discover Financial Services	76,310	7,895,796
	Everest Re Group Ltd.	11,354	4,291,812
	FactSet Research Systems, Inc.	11,047	4,547,939
	Fidelity National Information Services, Inc.	170,303	10,000,192
	Fifth Third Bancorp	196,134	5,138,711
*	Fiserv, Inc.	182,794	22,322,803
*	FleetCor Technologies, Inc.	21,343	4,565,695
#	Franklin Resources, Inc.	81,522	2,191,311
	Global Payments, Inc.	75,213	8,477,257
	Globe Life, Inc.	26,003	2,821,846
	Goldman Sachs Group, Inc.	97,286	33,411,904
	Hartford Financial Services Group, Inc.	90,080	6,394,779
	Huntington Bancshares, Inc.	411,463	4,608,386
	Intercontinental Exchange, Inc.	160,817	17,517,796
	Invesco Ltd.	127,478	2,183,698
	Jack Henry & Associates, Inc.	20,908	3,415,113
	JPMorgan Chase & Co.	842,729	116,498,857
	KeyCorp.	271,759	3,060,006
	Lincoln National Corp.	42,835	930,805
	Loews Corp.	56,756	3,267,443
	M&T Bank Corp.	48,294	6,075,385
	MarketAxess Holdings, Inc.	10,841	3,451,449
	Marsh & McLennan Cos., Inc.	142,396	25,658,335
	Mastercard, Inc., Class A	242,424	92,128,393
	MetLife, Inc.	189,743	11,636,938
	Moody’s Corp.	45,317	14,189,659
	Morgan Stanley	374,874	33,727,414
	MSCI, Inc.	22,891	11,043,763
	Nasdaq, Inc.	96,949	5,368,066
	Northern Trust Corp.	59,582	4,656,929
*	PayPal Holdings, Inc.	324,987	24,699,012
	PNC Financial Services Group, Inc.	115,070	14,987,868
	Principal Financial Group, Inc.	65,276	4,875,464
	Progressive Corp.	167,648	22,867,187
	Prudential Financial, Inc.	105,255	9,157,185
	Raymond James Financial, Inc.	55,672	5,039,986
	Regions Financial Corp.	266,809	4,871,932
	S&P Global, Inc.	94,463	34,250,395
	State Street Corp.	99,657	7,201,215
	Synchrony Financial	125,538	3,704,626
#	T Rowe Price Group, Inc.	64,032	7,192,715
	Travelers Cos., Inc.	66,289	12,007,589
	Truist Financial Corp.	381,315	12,423,243
	U.S. Bancorp	391,843	13,432,378
#	Visa, Inc., Class A	466,870	108,654,655
	W R Berkley Corp.	57,891	3,410,938
	Wells Fargo & Co.	1,094,655	43,512,536
	Willis Towers Watson PLC	30,789	7,130,732
	Zions Bancorp NA	41,717	1,162,236

TOTAL FINANCIALS			1,311,070,748

HEALTH CARE — (14.2%)
	Abbott Laboratories	501,069	55,353,092
	AbbVie, Inc.	508,149	76,791,477
	Agilent Technologies, Inc.	84,980	11,508,841
*	Align Technology, Inc.	20,818	6,772,095
	AmerisourceBergen Corp.	46,743	7,799,070

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Amgen, Inc.	153,491	$36,797,932
	Baxter International, Inc.	144,420	6,885,946
	Becton Dickinson & Co.	81,481	21,536,243
*	Biogen, Inc.	41,223	12,541,273
*	Bio-Rad Laboratories, Inc., Class A	6,094	2,747,114
	Bio-Techne Corp.	45,728	3,652,753
*	Boston Scientific Corp.	411,253	21,434,506
	Bristol-Myers Squibb Co.	610,737	40,778,910
	Cardinal Health, Inc.	73,961	6,072,198
*	Catalent, Inc.	52,121	2,612,305
*	Centene Corp.	158,041	10,893,766
*	Charles River Laboratories International, Inc.	14,821	2,817,769
	Cigna Group	85,739	21,716,831
††	Contra Abiomed, Inc.	13,246	206,770
	Cooper Cos., Inc.	14,051	5,359,754
	CVS Health Corp.	369,253	27,069,937
	Danaher Corp.	188,379	44,628,869
*	DaVita, Inc.	15,989	1,444,766
	DENTSPLY SIRONA, Inc.	60,534	2,538,191
*	DexCom, Inc.	111,278	13,502,473
*	Edwards Lifesciences Corp.	177,063	15,578,003
	Elevance Health, Inc.	68,611	32,154,545
	Eli Lilly & Co.	226,605	89,703,855
*	GE HealthCare Technologies, Inc.	103,980	8,457,733
	Gilead Sciences, Inc.	358,418	29,465,544
	HCA Healthcare, Inc.	60,893	17,496,386
*	Henry Schein, Inc.	39,188	3,166,782
*	Hologic, Inc.	70,276	6,044,439
	Humana, Inc.	35,806	18,994,725
*	IDEXX Laboratories, Inc.	23,847	11,736,540
*	Illumina, Inc.	45,316	9,315,157
*	Incyte Corp.	53,794	4,002,812
# *	Insulet Corp.	19,832	6,307,369
*	Intuitive Surgical, Inc.	100,714	30,337,071
*	IQVIA Holdings, Inc.	53,384	10,048,470
	Johnson & Johnson	751,154	122,963,910
	Laboratory Corp. of America Holdings	25,486	5,777,931
	McKesson Corp.	39,405	14,352,877
	Medtronic PLC	381,497	34,697,152
	Merck & Co., Inc.	728,509	84,120,934
*	Mettler-Toledo International, Inc.	6,357	9,481,466
*	Moderna, Inc.	94,707	12,585,613
*	Molina Healthcare, Inc.	16,929	5,042,980
	Organon & Co.	72,797	1,792,990
	PerkinElmer, Inc.	36,556	4,770,192
	Pfizer, Inc.	1,613,054	62,731,670
	Quest Diagnostics, Inc.	31,810	4,415,546
*	Regeneron Pharmaceuticals, Inc.	30,858	24,741,636
	ResMed, Inc.	42,213	10,171,645
	STERIS PLC	28,615	5,395,358
	Stryker Corp.	96,759	28,993,834
#	Teleflex, Inc.	13,294	3,622,881
	Thermo Fisher Scientific, Inc.	112,701	62,537,785
	UnitedHealth Group, Inc.	268,439	132,096,148
	Universal Health Services, Inc., Class B	17,983	2,703,744
*	Vertex Pharmaceuticals, Inc.	73,806	25,147,918
	Viatris, Inc.	350,526	3,270,408
*	Waters Corp.	17,141	5,148,471
	West Pharmaceutical Services, Inc.	21,272	7,684,297

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	60,344	$8,354,023
	Zoetis, Inc.	134,030	23,559,793

TOTAL HEALTH CARE			1,442,433,514

INDUSTRIALS — (8.4%)
	3M Co.	157,990	16,781,698
*	Alaska Air Group, Inc.	36,476	1,585,247
	Allegion PLC	25,386	2,804,645
# *	American Airlines Group, Inc.	188,407	2,569,871
	AMETEK, Inc.	66,179	9,128,069
	AO Smith Corp.	36,573	2,497,570
	Automatic Data Processing, Inc.	119,247	26,234,340
*	Boeing Co.	161,472	33,389,180
	Broadridge Financial Solutions, Inc.	34,036	4,949,175
	Carrier Global Corp.	238,539	9,975,701
	Caterpillar, Inc.	149,529	32,716,945
*	Ceridian HCM Holding, Inc.	43,595	2,767,411
#	CH Robinson Worldwide, Inc.	33,448	3,373,900
	Cintas Corp.	24,841	11,321,782
*	Copart, Inc.	123,316	9,748,130
*	CoStar Group, Inc.	116,172	8,939,435
	CSX Corp.	605,240	18,544,554
	Cummins, Inc.	40,694	9,564,718
	Deere & Co.	77,780	29,402,396
*	Delta Air Lines, Inc.	183,844	6,307,688
	Dover Corp.	40,418	5,907,495
	Eaton Corp. PLC	114,264	19,095,800
	Emerson Electric Co.	164,369	13,685,363
#	Equifax, Inc.	35,163	7,327,266
#	Expeditors International of Washington, Inc.	45,645	5,196,227
	Fastenal Co.	163,710	8,814,146
	FedEx Corp.	66,847	15,226,410
	Fortive Corp.	100,671	6,351,333
*	Generac Holdings, Inc.	18,332	1,873,897
	General Dynamics Corp.	64,623	14,109,786
	General Electric Co.	312,915	30,969,197
	Honeywell International, Inc.	191,920	38,353,293
	Howmet Aerospace, Inc.	105,440	4,669,938
	Huntington Ingalls Industries, Inc.	11,472	2,313,443
	IDEX Corp.	21,553	4,446,815
	Illinois Tool Works, Inc.	79,947	19,342,377
	Ingersoll Rand, Inc.	115,680	6,596,074
	Jacobs Solutions, Inc.	36,305	4,191,775
	JB Hunt Transport Services, Inc.	23,663	4,147,887
	Johnson Controls International PLC	197,432	11,814,331
	L3Harris Technologies, Inc.	54,783	10,690,902
	Leidos Holdings, Inc.	39,637	3,696,547
	Lockheed Martin Corp.	65,184	30,274,709
	Masco Corp.	63,722	3,409,764
	Nordson Corp.	15,533	3,359,943
	Norfolk Southern Corp.	65,488	13,296,029
	Northrop Grumman Corp.	41,295	19,048,145
#	Old Dominion Freight Line, Inc.	26,089	8,358,655
	Otis Worldwide Corp.	118,794	10,133,128
	PACCAR, Inc.	149,293	11,150,694
	Parker-Hannifin Corp.	36,813	11,959,807
	Paychex, Inc.	92,417	10,152,932
*	Paycom Software, Inc.	13,796	4,005,944
	Pentair PLC	47,921	2,783,252

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Quanta Services, Inc.	41,060	$6,965,418
	Raytheon Technologies Corp.	421,058	42,063,694
	Republic Services, Inc.	59,070	8,542,703
	Robert Half International, Inc.	30,352	2,215,696
	Rockwell Automation, Inc.	32,944	9,336,659
	Rollins, Inc.	65,570	2,770,332
	Snap-on, Inc.	15,339	3,979,090
	Southwest Airlines Co.	169,733	5,141,213
	Stanley Black & Decker, Inc.	42,590	3,677,221
	Textron, Inc.	60,299	4,036,415
	Trane Technologies PLC	65,843	12,234,288
	TransDigm Group, Inc.	14,879	11,382,435
	Union Pacific Corp.	175,661	34,376,858
*	United Airlines Holdings, Inc.	93,045	4,075,371
	United Parcel Service, Inc., Class B	209,534	37,676,308
	United Rentals, Inc.	19,869	7,174,895
	Verisk Analytics, Inc.	44,681	8,673,029
	Waste Management, Inc.	106,420	17,671,041
	Westinghouse Air Brake Technologies Corp.	51,992	5,078,059
	WW Grainger, Inc.	12,863	8,947,117
	Xylem, Inc.	51,544	5,352,329

TOTAL INDUSTRIALS			850,725,930

INFORMATION TECHNOLOGY — (25.5%)
	Accenture PLC, Class A	180,985	50,728,286
*	Adobe, Inc.	131,571	49,675,947
*	Advanced Micro Devices, Inc.	463,215	41,397,525
*	Akamai Technologies, Inc.	44,836	3,675,207
	Amphenol Corp., Class A	170,780	12,888,767
	Analog Devices, Inc.	145,729	26,213,733
*	ANSYS, Inc.	25,060	7,866,835
	Apple, Inc.	4,272,183	724,904,011
	Applied Materials, Inc.	242,408	27,399,376
*	Arista Networks, Inc.	71,094	11,386,415
*	Autodesk, Inc.	61,797	12,037,438
	Broadcom, Inc.	120,077	75,228,240
*	Cadence Design Systems, Inc.	78,832	16,511,362
	CDW Corp.	38,875	6,592,811
	Cisco Systems, Inc.	1,180,585	55,782,641
	Cognizant Technology Solutions Corp., Class A	146,019	8,718,794
	Corning, Inc.	218,760	7,267,207
*	DXC Technology Co.	65,715	1,567,303
*	Enphase Energy, Inc.	38,882	6,384,424
*	EPAM Systems, Inc.	16,691	4,714,206
*	F5, Inc.	16,898	2,270,415
*	Fair Isaac Corp.	7,295	5,310,395
*	First Solar, Inc.	28,531	5,209,190
*	Fortinet, Inc.	185,655	11,705,548
*	Gartner, Inc.	22,747	6,880,058
	Gen Digital, Inc.	162,138	2,864,978
	Hewlett Packard Enterprise Co.	366,311	5,245,574
	HP, Inc.	248,384	7,379,489
	Intel Corp.	1,187,064	36,870,208
	International Business Machines Corp.	259,846	32,847,133
	Intuit, Inc.	80,797	35,869,828
	Juniper Networks, Inc.	92,269	2,781,910
*	Keysight Technologies, Inc.	51,247	7,412,366
	KLA Corp.	39,844	15,401,300
	Lam Research Corp.	38,680	20,271,414

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microchip Technology, Inc.	157,249	$11,477,604
	Micron Technology, Inc.	313,012	20,145,452
	Microsoft Corp.	2,138,256	657,000,539
#	Monolithic Power Systems, Inc.	12,947	5,981,126
	Motorola Solutions, Inc.	47,915	13,962,431
	NetApp, Inc.	62,475	3,929,053
	NVIDIA Corp.	706,709	196,104,680
	NXP Semiconductors NV	74,708	12,232,688
*	ON Semiconductor Corp.	123,669	8,899,221
	Oracle Corp.	441,376	41,807,135
*	PTC, Inc.	30,485	3,834,708
*	Qorvo, Inc.	28,690	2,641,775
	QUALCOMM, Inc.	320,351	37,416,997
	Roper Technologies, Inc.	30,425	13,836,681
*	Salesforce, Inc.	287,378	57,007,174
	Seagate Technology Holdings PLC	55,505	3,262,029
*	ServiceNow, Inc.	58,216	26,745,595
	Skyworks Solutions, Inc.	45,557	4,824,486
*	SolarEdge Technologies, Inc.	16,177	4,620,637
*	Synopsys, Inc.	43,770	16,252,676
	TE Connectivity Ltd.	90,844	11,116,580
*	Teledyne Technologies, Inc.	13,425	5,563,320
#	Teradyne, Inc.	44,712	4,085,783
	Texas Instruments, Inc.	260,454	43,547,909
*	Trimble, Inc.	71,361	3,361,103
*	Tyler Technologies, Inc.	11,851	4,491,885
*	VeriSign, Inc.	26,258	5,824,024
*	Western Digital Corp.	90,504	3,116,958
*	Zebra Technologies Corp., Class A	14,970	4,311,809

TOTAL INFORMATION TECHNOLOGY			2,576,662,392

MATERIALS — (2.6%)
	Air Products & Chemicals, Inc.	63,928	18,817,846
	Albemarle Corp.	33,620	6,235,165
	Amcor PLC	427,742	4,692,330
	Avery Dennison Corp.	23,533	4,106,038
	Ball Corp.	89,291	4,748,495
	Celanese Corp.	29,045	3,085,741
	CF Industries Holdings, Inc.	56,898	4,072,759
	Corteva, Inc.	204,445	12,495,678
	Dow, Inc.	202,420	11,011,648
	DuPont de Nemours, Inc.	131,221	9,148,728
	Eastman Chemical Co.	33,960	2,861,809
	Ecolab, Inc.	71,025	11,920,836
	FMC Corp.	35,882	4,434,298
	Freeport-McMoRan, Inc.	409,519	15,524,865
	International Flavors & Fragrances, Inc.	73,179	7,095,436
	International Paper Co.	101,414	3,357,818
	Linde PLC	141,550	52,295,648
	LyondellBasell Industries NV, Class A	73,110	6,916,937
	Martin Marietta Materials, Inc.	17,901	6,501,643
	Mosaic Co.	97,867	4,193,601
	Newmont Corp.	229,026	10,855,832
	Nucor Corp.	72,462	10,737,419
	Packaging Corp. of America	26,611	3,599,404
	PPG Industries, Inc.	67,746	9,502,054
	Sealed Air Corp.	40,754	1,955,784
	Sherwin-Williams Co.	67,842	16,115,189
	Steel Dynamics, Inc.	48,064	4,996,253

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Vulcan Materials Co.	38,115	$6,674,699
WestRock Co.	74,001	2,214,850

TOTAL MATERIALS		260,168,803

REAL ESTATE — (2.5%)
Alexandria Real Estate Equities, Inc.	43,265	5,372,648
American Tower Corp.	133,819	27,351,265
AvalonBay Communities, Inc.	40,142	7,240,413
Boston Properties, Inc.	41,559	2,217,588
Camden Property Trust	30,866	3,396,803
* CBRE Group, Inc., Class A	91,238	6,994,305
Crown Castle, Inc.	124,670	15,345,630
Digital Realty Trust, Inc.	82,636	8,193,359
Equinix, Inc.	26,651	19,297,456
Equity Residential	98,634	6,238,601
Essex Property Trust, Inc.	18,369	4,036,220
Extra Space Storage, Inc.	38,394	5,837,424
Federal Realty Investment Trust	20,769	2,053,846
Healthpeak Properties, Inc.	156,219	3,432,131
Host Hotels & Resorts, Inc.	205,201	3,318,100
Invitation Homes, Inc.	165,849	5,534,381
Iron Mountain, Inc.	84,041	4,642,425
Kimco Realty Corp.	180,214	3,458,307
Mid-America Apartment Communities, Inc.	32,957	5,068,787
Prologis, Inc.	265,171	33,212,668
Public Storage	45,545	13,428,032
Realty Income Corp.	180,346	11,332,943
Regency Centers Corp.	44,874	2,756,610
SBA Communications Corp.	31,046	8,099,591
Simon Property Group, Inc.	93,685	10,616,384
UDR, Inc.	88,232	3,646,629
Ventas, Inc.	114,169	5,485,821
VICI Properties, Inc.	277,696	9,425,002
Welltower, Inc.	135,572	10,740,014
Weyerhaeuser Co.	209,377	6,262,466

TOTAL REAL ESTATE		254,035,849

UTILITIES — (2.8%)
AES Corp.	190,600	4,509,596
Alliant Energy Corp.	72,508	3,998,091
Ameren Corp.	74,163	6,598,282
American Electric Power Co., Inc.	147,487	13,630,748
American Water Works Co., Inc.	55,523	8,231,285
Atmos Energy Corp.	40,612	4,635,454
CenterPoint Energy, Inc.	180,134	5,488,683
CMS Energy Corp.	82,934	5,163,471
Consolidated Edison, Inc.	102,261	10,069,641
Constellation Energy Corp.	93,929	7,270,105
Dominion Energy, Inc.	239,014	13,657,260
DTE Energy Co.	55,560	6,245,500
Duke Energy Corp.	221,245	21,876,706
Edison International	109,758	8,078,189
Entergy Corp.	58,367	6,279,122
Evergy, Inc.	65,277	4,054,354
Eversource Energy	99,672	7,735,544
Exelon Corp.	286,511	12,159,527
FirstEnergy Corp.	155,765	6,199,447
NextEra Energy, Inc.	571,058	43,760,174

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	NiSource, Inc.	116,590	$3,318,151
	NRG Energy, Inc.	66,361	2,267,555
*	PG&E Corp.	463,066	7,923,059
	Pinnacle West Capital Corp.	32,096	2,518,252
	PPL Corp.	210,987	6,059,547
	Public Service Enterprise Group, Inc.	143,669	9,079,881
	Sempra Energy	90,267	14,035,616
	Southern Co.	312,717	23,000,335
	WEC Energy Group, Inc.	90,834	8,735,506
	Xcel Energy, Inc.	157,851	11,035,363

TOTAL UTILITIES			287,614,444

TOTAL COMMON STOCKS Cost ($ 2,747,029,122)			10,008,940,523

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 4.760%	15,407,784	15,407,784

SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	8,170,868	94,512,427

	TOTAL INVESTMENTS — (100.0%) (Cost $ 2,856,935,735)		$10,118,860,734

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	102	06/16/23	$21,190,816	$21,361,350	$170,534

Total Futures Contracts			$21,190,816	$21,361,350	$170,534

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$828,816,501	—	—	$828,816,501
Consumer Discretionary	989,760,194	—	—	989,760,194
Consumer Staples	738,624,332	—	—	738,624,332
Energy	469,027,816	—	—	469,027,816
Financials	1,311,070,748	—	—	1,311,070,748
Health Care	1,442,226,744	—	$206,770	1,442,433,514
Industrials	850,725,930	—	—	850,725,930
Information Technology	2,576,662,392	—	—	2,576,662,392
Materials	260,168,803	—	—	260,168,803

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$254,035,849	—	—	$254,035,849
Utilities	287,614,444	—	—	287,614,444
Temporary Cash Investments	15,407,784	—	—	15,407,784
Securities Lending Collateral	—	$94,512,427	—	94,512,427
Futures Contracts**	170,534	—	—	170,534

TOTAL	$10,024,312,071	$94,512,427	$206,770^	$10,119,031,268

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.8%)
	Activision Blizzard, Inc.	911,090	$70,800,804
	AT&T, Inc.	18,009,033	318,219,613
*	Charter Communications, Inc., Class A	796	293,485
	Comcast Corp., Class A	13,738,104	568,345,363
	Electronic Arts, Inc.	117,159	14,911,998
#	Fox Corp., Class A	1,008,994	33,559,140
	Fox Corp., Class B	397,338	12,134,703
#	Interpublic Group of Cos., Inc.	974,877	34,832,355
# *	Liberty Broadband Corp., Class A	27,366	2,313,248
*	Liberty Broadband Corp., Class C	199,990	16,955,152
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,544,623
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,309	5,653,127
*	Liberty Media Corp.-Liberty SiriusXM, Class A	156,619	4,400,994
*	Liberty Media Corp.-Liberty SiriusXM, Class C	357,358	9,984,583
#	Lumen Technologies, Inc.	2,784,246	6,598,663
# *	Madison Square Garden Entertainment Corp.	8,266	266,744
*	Meta Platforms, Inc., Class A	1,308,997	314,578,159
	News Corp., Class A	577,757	10,174,301
#	News Corp., Class B	64,856	1,151,194
#	Paramount Global, Class B	1,489,752	34,755,914
# *	Sphere Entertainment Co.	8,266	232,605
*	Take-Two Interactive Software, Inc.	24,929	3,098,425
*	T-Mobile U.S., Inc.	1,545,488	222,395,723
	Verizon Communications, Inc.	11,373,951	441,650,517
*	Walt Disney Co.	1,947,638	199,632,895
*	Warner Bros Discovery, Inc.	2,772,176	37,729,315

TOTAL COMMUNICATION SERVICES			2,367,213,643

CONSUMER DISCRETIONARY — (5.5%)
	Advance Auto Parts, Inc.	260,009	32,638,930
*	Aptiv PLC	261,117	26,858,495
#	Aramark	803,405	27,878,153
	Autoliv, Inc.	269,146	23,095,418
	BorgWarner, Inc.	1,102,997	53,087,246
*	CarMax, Inc.	385,771	27,015,543
#	Dick’s Sporting Goods, Inc.	20,800	3,016,208
#	DR Horton, Inc.	2,494,501	273,946,100
	eBay, Inc.	26,899	1,248,921
	Ford Motor Co.	7,869,237	93,486,535
	Garmin Ltd.	536,870	52,704,528
	General Motors Co.	4,532,565	149,755,948
	Gentex Corp.	994,834	27,447,470
	Genuine Parts Co.	925	155,687
#	Hasbro, Inc.	65,998	3,908,402
# *	Hyatt Hotels Corp., Class A	127,405	14,562,391
	Lear Corp.	317,608	40,545,837
	Lennar Corp., Class A	1,104,394	124,586,687
#	Lennar Corp., Class B	37,985	3,715,693
#	Lithia Motors, Inc.	2,694	595,078
	LKQ Corp.	1,699,192	98,094,354
	MGM Resorts International	1,566,881	70,384,294
*	Mohawk Industries, Inc.	279,953	29,647,023
#	Penske Automotive Group, Inc.	93,801	12,998,943

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PulteGroup, Inc.	1,956,203	$131,359,031
# *	Qurate Retail, Inc., Class A	63,525	50,604
#	Ralph Lauren Corp.	233,423	26,794,626
# *	Royal Caribbean Cruises Ltd.	515,836	33,751,149
	Tapestry, Inc.	358,209	14,618,509
	Valvoline, Inc.	119,931	4,143,616
	VF Corp.	1,070	25,156
#	Whirlpool Corp.	476,476	66,511,285

TOTAL CONSUMER DISCRETIONARY			1,468,627,860

CONSUMER STAPLES — (4.9%)
	Archer-Daniels-Midland Co.	1,129,118	88,161,533
*	BellRing Brands, Inc.	100,936	3,632,687
	Bunge Ltd.	584,509	54,710,042
#	Campbell Soup Co.	75,598	4,104,971
	Casey’s General Stores, Inc.	700	160,174
	Conagra Brands, Inc.	711,380	27,003,985
	Constellation Brands, Inc., Class A	292,549	67,131,219
*	Darling Ingredients, Inc.	500,847	29,835,456
*	Dollar Tree, Inc.	715,024	109,906,339
	General Mills, Inc.	2,002,753	177,503,998
#	Hormel Foods Corp.	256,007	10,352,923
	Ingredion, Inc.	6,180	656,131
#	J M Smucker Co.	640,719	98,933,421
	Keurig Dr Pepper, Inc.	148,220	4,846,794
	Kroger Co.	3,346,505	162,740,538
	McCormick & Co., Inc.	34,185	3,003,152
#	Molson Coors Beverage Co., Class B	450,930	26,821,316
	Mondelez International, Inc., Class A	2,277,202	174,706,938
*	Performance Food Group Co.	34,200	2,143,998
*	Pilgrim’s Pride Corp.	6,211	141,673
	Seaboard Corp.	13	51,234
	Tyson Foods, Inc., Class A	1,698,335	106,128,954
# *	U.S. Foods Holding Corp.	808,080	31,030,272
#	Walgreens Boots Alliance, Inc.	971,954	34,261,379
	Walmart, Inc.	587,216	88,652,000

TOTAL CONSUMER STAPLES			1,306,621,127

ENERGY — (14.9%)
# *	Antero Resources Corp.	543,816	12,502,330
	Baker Hughes Co.	601,869	17,598,649
#	Chesapeake Energy Corp.	198,413	16,404,787
	Chevron Corp.	5,028,204	847,654,630
	ConocoPhillips	4,333,458	445,869,494
#	Coterra Energy, Inc.	1,165,041	29,825,050
	Devon Energy Corp.	761,239	40,673,000
	Diamondback Energy, Inc.	377,958	53,745,628
#	EOG Resources, Inc.	1,168,138	139,557,447
#	EQT Corp.	356,304	12,413,631
	Exxon Mobil Corp.	11,391,683	1,348,091,766
	Halliburton Co.	1,268,080	41,529,620
	Hess Corp.	553,097	80,232,251
	HF Sinclair Corp.	253,216	11,169,358
	Kinder Morgan, Inc.	4,553,551	78,093,400
	Marathon Oil Corp.	1,253,145	30,275,983
	Marathon Petroleum Corp.	1,358,505	165,737,610
	Occidental Petroleum Corp.	1,487,423	91,521,137
	ONEOK, Inc.	494,379	32,337,330

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Ovintiv, Inc.	176,133	$6,354,879
	Phillips 66	746,270	73,880,730
	Pioneer Natural Resources Co.	481,859	104,828,425
	Schlumberger NV	1,873,139	92,439,410
	Targa Resources Corp.	239,951	18,123,499
	Valero Energy Corp.	900,872	103,302,992
	Vitesse Energy, Inc.	35,597	654,985
	Williams Cos., Inc.	3,720,143	112,571,527

TOTAL ENERGY			4,007,389,548

FINANCIALS — (19.4%)
	Aflac, Inc.	1,547,828	108,115,786
	Allstate Corp.	676,331	78,292,077
#	Ally Financial, Inc.	2,648,489	69,867,140
	American Financial Group, Inc.	262,762	32,248,780
	American International Group, Inc.	1,904,953	101,038,707
	Apollo Global Management, Inc.	140,437	8,902,301
*	Arch Capital Group Ltd.	521,287	39,133,015
	Assurant, Inc.	220,625	27,165,556
	Axis Capital Holdings Ltd.	3,443	194,667
	Bank of America Corp.	10,884,314	318,692,714
	Bank of New York Mellon Corp.	2,360,323	100,526,157
*	Berkshire Hathaway, Inc., Class B	1,859,637	610,983,736
	BOK Financial Corp.	6,114	512,781
	Capital One Financial Corp.	1,612,985	156,943,440
#	Carlyle Group, Inc.	800	24,264
	Charles Schwab Corp.	3,700	193,288
	Chubb Ltd.	586,765	118,268,353
	Cincinnati Financial Corp.	11,885	1,265,039
	Citigroup, Inc.	3,065,767	144,305,653
	Citizens Financial Group, Inc.	922,786	28,550,999
	CNA Financial Corp.	187,747	7,305,236
	Comerica, Inc.	154,602	6,705,089
	Discover Financial Services	319,480	33,056,596
	East West Bancorp, Inc.	107,578	5,560,707
	Equitable Holdings, Inc.	10,374	269,620
	Everest Re Group Ltd.	88,971	33,631,038
#	F&G Annuities & Life, Inc.	8,261	151,424
#	Fidelity National Financial, Inc.	121,493	4,311,787
	Fidelity National Information Services, Inc.	665,494	39,077,808
	Fifth Third Bancorp	3,458,014	90,599,967
#	First Citizens BancShares, Inc., Class A	7,375	7,427,952
	First Horizon Corp.	75,600	1,326,780
*	Fiserv, Inc.	549,232	67,072,212
#	Franklin Resources, Inc.	271,081	7,286,657
	Global Payments, Inc.	247,994	27,951,404
	Globe Life, Inc.	11,967	1,298,659
	Goldman Sachs Group, Inc.	899,750	309,010,140
	Hartford Financial Services Group, Inc.	2,136,542	151,673,117
	Huntington Bancshares, Inc.	3,221,658	36,082,570
	Jefferies Financial Group, Inc.	302,462	9,687,858
	JPMorgan Chase & Co.	6,443,887	890,802,939
	KeyCorp.	3,701,040	41,673,710
	Lincoln National Corp.	33,297	723,544
	Loews Corp.	747,981	43,061,266
	M&T Bank Corp.	213,565	26,866,477
*	Markel Corp.	3,473	4,752,905
	MetLife, Inc.	452,065	27,725,146
	Morgan Stanley	3,204,841	288,339,545

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northern Trust Corp.	208,906	$16,328,093
	Old Republic International Corp.	745,739	18,844,825
*	PayPal Holdings, Inc.	85,031	6,462,356
	PNC Financial Services Group, Inc.	578,982	75,412,405
	Principal Financial Group, Inc.	1,433,986	107,104,414
	Prosperity Bancshares, Inc.	10,200	638,724
	Prudential Financial, Inc.	517,661	45,036,507
	Raymond James Financial, Inc.	2,229	201,791
	Regions Financial Corp.	5,559,337	101,513,494
	Reinsurance Group of America, Inc.	12,100	1,722,072
	RenaissanceRe Holdings Ltd.	3,923	845,053
	State Street Corp.	628,070	45,384,338
#	Synchrony Financial	1,227,307	36,217,830
	Synovus Financial Corp.	13,039	401,601
	Travelers Cos., Inc.	964,321	174,677,106
	Truist Financial Corp.	2,880,479	93,846,006
	U.S. Bancorp	2,488,333	85,300,055
	Unum Group	30,296	1,278,491
	W R Berkley Corp.	13,213	778,510
	Webster Financial Corp.	51,100	1,906,030
	Wells Fargo & Co.	6,446,522	256,249,249
#	Zions Bancorp NA	627,343	17,477,776

TOTAL FINANCIALS			5,196,283,332

HEALTH CARE — (15.1%)
	AbbVie, Inc.	6,116	924,250
*	Avantor, Inc.	100,183	1,951,565
	Baxter International, Inc.	656,014	31,278,748
	Becton Dickinson & Co.	287,150	75,896,617
*	Biogen, Inc.	534,163	162,508,409
*	Bio-Rad Laboratories, Inc., Class A	28,517	12,855,178
*	Boston Scientific Corp.	48,481	2,526,830
	Bristol-Myers Squibb Co.	2,696,576	180,050,380
*	Centene Corp.	751,586	51,806,823
*	Charles River Laboratories International, Inc.	2,300	437,276
	Cigna Group	998,289	252,856,621
	Cooper Cos., Inc.	16,950	6,465,578
	CVS Health Corp.	3,233,170	237,023,693
	Danaher Corp.	998,501	236,554,872
*	DaVita, Inc.	1,999	180,630
	Elevance Health, Inc.	680,876	319,092,537
#	Embecta Corp.	43,883	1,217,753
*	Envista Holdings Corp.	11,130	428,394
*	GE HealthCare Technologies, Inc.	398,647	32,425,947
	Gilead Sciences, Inc.	2,211,205	181,783,163
*	Henry Schein, Inc.	213,108	17,221,257
*	Hologic, Inc.	406,815	34,990,158
	Humana, Inc.	413,521	219,368,755
*	Incyte Corp.	57,883	4,307,074
*	Jazz Pharmaceuticals PLC	214,587	30,143,036
	Laboratory Corp. of America Holdings	661,405	149,947,128
	McKesson Corp.	122,974	44,792,050
	Medtronic PLC	2,002,037	182,085,265
	Merck & Co., Inc.	21,535	2,486,646
*	Moderna, Inc.	608,638	80,881,904
	PerkinElmer, Inc.	120,811	15,764,627
	Pfizer, Inc.	17,021,900	661,981,691
	Quest Diagnostics, Inc.	907,567	125,979,375
*	Regeneron Pharmaceuticals, Inc.	158,209	126,850,394

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	STERIS PLC	208,557	$39,323,422
*	Syneos Health, Inc.	13,905	545,910
	Thermo Fisher Scientific, Inc.	629,158	349,119,774
*	United Therapeutics Corp.	91,266	21,003,045
	Universal Health Services, Inc., Class B	450,326	67,706,514
*	Vertex Pharmaceuticals, Inc.	39,673	13,517,781
	Viatris, Inc.	2,860,265	26,686,272
	Zimmer Biomet Holdings, Inc.	365,895	50,654,504

TOTAL HEALTH CARE			4,053,621,846

INDUSTRIALS — (12.3%)
	3M Co.	502,190	53,342,622
	AECOM	513,326	42,631,724
	AGCO Corp.	253,428	31,409,866
	AMETEK, Inc.	213,388	29,432,607
	Arcosa, Inc.	75,166	5,076,712
*	Builders FirstSource, Inc.	589,989	55,913,258
*	CACI International, Inc., Class A	2,200	689,304
	Carlisle Cos., Inc.	315,528	68,106,719
	Carrier Global Corp.	1,308,430	54,718,543
	Concentrix Corp.	93,788	9,051,480
	CSX Corp.	859,128	26,323,682
	Cummins, Inc.	542,409	127,487,811
	Deere & Co.	1,688	638,098
*	Delta Air Lines, Inc.	1,226,520	42,081,901
	Dover Corp.	308,405	45,076,475
	Eaton Corp. PLC	810,732	135,489,532
	FedEx Corp.	569,614	129,746,677
	Fortive Corp.	269,682	17,014,237
	Fortune Brands Innovations, Inc.	519,705	33,619,716
	General Dynamics Corp.	428,065	93,463,712
	General Electric Co.	1,195,941	118,362,281
# *	GXO Logistics, Inc.	639,408	33,971,747
	Howmet Aerospace, Inc.	1,131,799	50,127,378
#	Hubbell, Inc.	24,259	6,533,434
	Huntington Ingalls Industries, Inc.	41,674	8,403,979
	Ingersoll Rand, Inc.	795,802	45,376,630
	Jacobs Solutions, Inc.	284,566	32,855,990
	Johnson Controls International PLC	1,470,454	87,991,967
	L3Harris Technologies, Inc.	250,035	48,794,330
	Leidos Holdings, Inc.	695,305	64,844,144
	ManpowerGroup, Inc.	2,452	185,641
# *	Masterbrand, Inc.	519,705	4,194,019
	MDU Resources Group, Inc.	20,335	594,189
*	Middleby Corp.	49,207	6,932,282
	Norfolk Southern Corp.	780,147	158,393,245
	Northrop Grumman Corp.	84,061	38,774,817
	nVent Electric PLC	13,164	551,967
	Oshkosh Corp.	2,394	183,189
	Otis Worldwide Corp.	1,224,040	104,410,612
	Owens Corning	520,448	55,589,051
	PACCAR, Inc.	2,159,359	161,282,524
	Parker-Hannifin Corp.	389,870	126,660,966
#	Pentair PLC	1,017,055	59,070,554
#	Quanta Services, Inc.	679,004	115,186,239
	Raytheon Technologies Corp.	1,693,410	169,171,659
	Regal Rexnord Corp.	41,600	5,414,656
	Republic Services, Inc.	1,829,777	264,622,350
	Sensata Technologies Holding PLC	669,936	29,108,719

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Snap-on, Inc.	313,561	$81,340,859
	Southwest Airlines Co.	1,505,376	45,597,839
	SS&C Technologies Holdings, Inc.	383,700	22,461,798
#	Stanley Black & Decker, Inc.	380,899	32,886,820
	Textron, Inc.	1,231,042	82,405,951
	Trane Technologies PLC	240,374	44,663,893
	TransUnion	86,859	5,976,768
#	U-Haul Holding Co.	84,288	5,146,625
	U-Haul Holding Co.	758,592	41,039,827
*	United Airlines Holdings, Inc.	269,204	11,791,135
	United Rentals, Inc.	245,310	88,583,894
	WESCO International, Inc.	20,400	2,937,600
	Westinghouse Air Brake Technologies Corp.	313,561	30,625,503

TOTAL INDUSTRIALS			3,294,361,747

INFORMATION TECHNOLOGY — (7.6%)
*	Advanced Micro Devices, Inc.	696,680	62,262,292
*	Akamai Technologies, Inc.	121,542	9,962,798
	Amdocs Ltd.	718,388	65,552,905
	Analog Devices, Inc.	889,874	160,070,535
*	Arrow Electronics, Inc.	388,892	44,500,912
	Avnet, Inc.	5,178	213,644
# *	Cerence, Inc.	658	16,812
*	Ciena Corp.	76,253	3,510,688
	Cognizant Technology Solutions Corp., Class A	2,015,910	120,369,986
	Corning, Inc.	3,991,170	132,586,667
	Dolby Laboratories, Inc., Class A	16,857	1,410,762
*	DXC Technology Co.	19,272	459,637
# *	First Solar, Inc.	93,364	17,046,399
# *	Flex Ltd.	1,338,622	27,535,454
	Hewlett Packard Enterprise Co.	6,265,120	89,716,518
	HP, Inc.	9,328,511	277,150,062
	Intel Corp.	9,477,931	294,384,537
	International Business Machines Corp.	41,547	5,251,956
	Jabil, Inc.	224,226	17,523,262
	Juniper Networks, Inc.	922,810	27,822,721
*	Kyndryl Holdings, Inc.	59,502	860,399
	Marvell Technology, Inc.	1,003,660	39,624,497
	Microchip Technology, Inc.	2,564	187,146
	Micron Technology, Inc.	3,670,413	236,227,781
#	MKS Instruments, Inc.	1,502	125,973
*	ON Semiconductor Corp.	459,208	33,044,608
*	Qorvo, Inc.	511,928	47,138,330
	Roper Technologies, Inc.	14,446	6,569,752
*	Salesforce, Inc.	633,045	125,577,137
	Skyworks Solutions, Inc.	316,504	33,517,774
	TD SYNNEX Corp.	93,788	8,350,883
	TE Connectivity Ltd.	935,515	114,478,971
*	Teledyne Technologies, Inc.	32,192	13,340,365
*	Western Digital Corp.	887,149	30,553,412

TOTAL INFORMATION TECHNOLOGY			2,046,945,575

MATERIALS — (8.4%)
	Air Products & Chemicals, Inc.	334,631	98,501,981
	Albemarle Corp.	489,084	90,705,519
#	Amcor PLC	1,257,874	13,798,878
*	Arconic Corp.	21,469	531,358
	Ball Corp.	644	34,248

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Celanese Corp.	56,996	$6,055,255
	CF Industries Holdings, Inc.	607,999	43,520,568
# *	Cleveland-Cliffs, Inc.	409,416	6,296,818
	Corteva, Inc.	1,023,214	62,538,840
	Dow, Inc.	3,063,878	166,674,963
	DuPont de Nemours, Inc.	544,663	37,973,904
	Eastman Chemical Co.	811,350	68,372,465
	FMC Corp.	25,480	3,148,818
	Freeport-McMoRan, Inc.	4,809,107	182,313,246
	Huntsman Corp.	8,221	220,241
	International Flavors & Fragrances, Inc.	367,438	35,626,788
#	International Paper Co.	2,073,880	68,666,167
	Linde PLC	775,637	286,559,090
	LyondellBasell Industries NV, Class A	1,246,227	117,905,536
	Martin Marietta Materials, Inc.	193,622	70,323,510
#	Mosaic Co.	838,015	35,908,943
	Newmont Corp.	2,749,766	130,338,908
	Nucor Corp.	1,985,067	294,147,228
#	Packaging Corp. of America	118,167	15,983,268
	PPG Industries, Inc.	2,452	343,918
	Reliance Steel & Aluminum Co.	434,112	107,572,954
#	Royal Gold, Inc.	6,364	842,848
#	Sonoco Products Co.	14,629	886,810
	Steel Dynamics, Inc.	1,686,863	175,349,409
#	Sylvamo Corp.	110,624	5,068,792
	Vulcan Materials Co.	428,297	75,003,371
#	Westlake Corp.	370,962	42,208,056
	WestRock Co.	591,672	17,708,743

TOTAL MATERIALS			2,261,131,441

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	995,226	76,294,025
*	Jones Lang LaSalle, Inc.	216,188	30,058,780

TOTAL REAL ESTATE			106,352,805

UTILITIES — (0.3%)
	NRG Energy, Inc.	1,165,655	39,830,431
#	Vistra Corp.	1,168,045	27,869,554

TOTAL UTILITIES			67,699,985

TOTAL COMMON STOCKS			26,176,248,909

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*	Bauer AG Rights 03/09/23	2	0

TOTAL INVESTMENT SECURITIES (Cost $15,983,542,928)			26,176,248,909

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 4.760%	216,153,325	216,153,325

SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	37,590,859	434,813,470

TOTAL INVESTMENTS — (100.0%) (Cost $16,634,453,077)			$26,827,215,704

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	970	06/16/23	$193,535,300	$203,142,250	$9,606,950

Total Futures Contracts			$193,535,300	$203,142,250	$9,606,950

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,367,213,643	—	—	$2,367,213,643
Consumer Discretionary	1,468,627,860	—	—	1,468,627,860
Consumer Staples	1,306,621,127	—	—	1,306,621,127
Energy	4,007,389,548	—	—	4,007,389,548
Financials	5,196,283,332	—	—	5,196,283,332
Health Care	4,053,621,846	—	—	4,053,621,846
Industrials	3,294,361,747	—	—	3,294,361,747
Information Technology	2,046,945,575	—	—	2,046,945,575
Materials	2,261,131,441	—	—	2,261,131,441
Real Estate	106,352,805	—	—	106,352,805
Utilities	67,699,985	—	—	67,699,985
Temporary Cash Investments	216,153,325	—	—	216,153,325
Securities Lending Collateral	—	$434,813,470	—	434,813,470
Futures Contracts**	9,606,950	—	—	9,606,950

TOTAL	$26,402,009,184	$434,813,470	—	$26,836,822,654

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.4%)
*	Allkem Ltd.	18,002	$147,841
	AMP Ltd.	2,083,483	1,575,232
	Ampol Ltd.	178,065	3,552,881
	Ansell Ltd.	68,828	1,224,801
	Aurizon Holdings Ltd.	8,111,517	18,442,729
#	Australia & New Zealand Banking Group Ltd.	7,347,638	119,312,644
	Bank of Queensland Ltd.	1,687,416	6,516,172
	Beach Energy Ltd.	7,293,526	7,178,935
#	Bendigo & Adelaide Bank Ltd.	1,066,408	6,139,571
	BlueScope Steel Ltd.	3,217,376	42,764,432
	Brickworks Ltd.	17,393	289,387
	Challenger Ltd.	782,323	3,148,088
	Cleanaway Waste Management Ltd.	6,684,980	10,765,874
	Evolution Mining Ltd.	4,135,415	9,751,222
	Fortescue Metals Group Ltd.	121,803	1,704,221
	Harvey Norman Holdings Ltd.	2,695,782	6,474,209
	Incitec Pivot Ltd.	7,095,295	15,117,346
	Lendlease Corp. Ltd.	1,303,875	6,475,546
	National Australia Bank Ltd.	5,228,713	100,658,739
#	New Hope Corp. Ltd.	931,313	3,292,113
	Newcrest Mining Ltd.	1,789,020	34,161,078
	Nine Entertainment Co. Holdings Ltd.	1,462,623	2,017,558
	Northern Star Resources Ltd.	1,646,740	14,688,600
	Orica Ltd.	754,187	8,140,554
	Origin Energy Ltd.	3,364,446	18,654,221
	Premier Investments Ltd.	19,252	335,049
	QBE Insurance Group Ltd.	976,946	9,990,047
	Qube Holdings Ltd.	1,234,493	2,525,520
	Rio Tinto Ltd.	500,543	37,543,034
	Santos Ltd.	9,204,868	43,604,319
	Seven Group Holdings Ltd.	186,936	2,952,756
	Sonic Healthcare Ltd.	116,979	2,757,539
	South32 Ltd.	13,800,736	39,011,236
	Suncorp Group Ltd.	3,892,309	32,407,474
	TPG Telecom Ltd.	450,905	1,609,510
Ω	Viva Energy Group Ltd.	3,870,394	8,000,098
	Westpac Banking Corp.	5,452,138	81,614,010
	Whitehaven Coal Ltd.	5,022,173	24,100,279
#	Woodside Energy Group Ltd.	3,559,994	80,777,414
	Worley Ltd.	905,249	9,095,458
#	Yancoal Australia Ltd.	41,805	154,547

TOTAL AUSTRALIA			818,672,284

AUSTRIA — (0.1%)
	Erste Group Bank AG	239,423	8,705,230
*	Raiffeisen Bank International AG	24,847	381,692

TOTAL AUSTRIA			9,086,922

BELGIUM — (0.7%)
	Ageas SA	382,351	17,035,863
	KBC Group NV	557,629	39,864,003
	Solvay SA	209,383	25,129,860
	UCB SA	16,660	1,548,674

TOTAL BELGIUM			83,578,400

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (8.9%)
#	Agnico Eagle Mines Ltd.	607,528	$34,465,063
	AltaGas Ltd.	424,078	7,418,274
	ARC Resources Ltd.	1,063,955	13,216,491
	Bank of Montreal	1,333,153	120,236,984
#	Bank of Nova Scotia	2,702,659	134,893,814
	Barrick Gold Corp.	2,342,305	44,596,358
	Brookfield Corp., Class A	106,848	3,468,286
	Canadian Imperial Bank of Commerce	1,943,976	81,511,390
#	Cenovus Energy, Inc.	1,041,529	17,496,242
#	Endeavour Mining PLC	791,919	20,387,596
#	Fairfax Financial Holdings Ltd.	96,097	67,154,770
	First Quantum Minerals Ltd.	1,712,520	41,610,622
	Great-West Lifeco, Inc.	464,849	13,216,211
	iA Financial Corp., Inc.	327,481	21,973,870
	IGM Financial, Inc.	17,720	543,822
	Imperial Oil Ltd.	368,198	18,752,324
#	Kinross Gold Corp.	4,622,914	23,304,796
	Lundin Mining Corp.	2,996,201	22,888,645
#	Magna International, Inc.	869,781	45,367,777
#	Manulife Financial Corp.	2,483,731	49,050,357
*	MEG Energy Corp.	546,773	9,104,476
#	Nutrien Ltd.	1,029,988	71,481,153
	Onex Corp.	183,522	8,451,074
	Sun Life Financial, Inc.	131,778	6,467,664
	Suncor Energy, Inc.	2,854,222	89,385,620
#	Teck Resources Ltd., Class B	2,053,944	95,713,730
	Tourmaline Oil Corp.	564,266	25,351,051
	West Fraser Timber Co. Ltd.	247,686	17,915,928
#	Whitecap Resources, Inc.	2,596,702	20,469,260

TOTAL CANADA			1,125,893,648

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	90,500	717,299

DENMARK — (1.9%)
	AP Moller - Maersk AS, Class A	6,364	11,373,693
	AP Moller - Maersk AS, Class B	7,912	14,301,348
	Carlsberg AS, Class B	353,217	58,456,255
	Chr Hansen Holding AS	165,514	12,881,861
*	Danske Bank AS	945,349	19,979,747
*	Demant AS	121,110	5,190,287
	DSV AS	379,252	71,376,093
*	Genmab AS	30,735	12,630,994
	Novozymes AS, Class B	61,023	3,177,021
	Pandora AS	14,722	1,362,695
	Rockwool AS, Class A	91	21,911
	Rockwool AS, Class B	8,844	2,142,039
	Tryg AS	336,476	7,951,929
*	Vestas Wind Systems AS	763,341	21,122,093

TOTAL DENMARK			241,967,966

FINLAND — (0.9%)
	Nokia Oyj	4,351,573	18,412,163
#	Nokia Oyj, Sponsored ADR	1,331,054	5,577,116
	Nordea Bank Abp	4,650,797	51,634,361
	Stora Enso Oyj, Class R	1,696,368	21,521,559
	UPM-Kymmene Oyj	665,847	21,234,125

TOTAL FINLAND			118,379,324

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (11.1%)
*	Accor SA	268,063	$9,510,098
#	Alstom SA	339,734	8,539,067
Ω	Amundi SA	62,742	4,110,533
	Arkema SA	235,866	23,337,292
	AXA SA	2,528,587	82,533,543
	BNP Paribas SA	1,819,966	117,594,218
	Bollore SE	1,793,750	12,117,434
#	Bouygues SA	1,023,747	37,488,835
	Carrefour SA	2,495,917	51,916,591
	Cie de Saint-Gobain	1,784,858	103,333,825
	Cie Generale des Etablissements Michelin SCA	2,521,000	80,287,773
	Credit Agricole SA	1,088,951	13,310,823
	Danone SA	9,285	614,515
	Eiffage SA	259,883	30,932,268
	Engie SA	3,701,762	59,244,062
	Eurazeo SE	21,491	1,534,540
*	Faurecia SE	61,470	1,271,287
	Orange SA	7,137,374	92,899,451
	Publicis Groupe SA	675,773	55,249,217
*	Renault SA	540,715	20,083,754
	Rexel SA	422,008	9,775,226
	Sanofi.	899,474	96,934,773
	Societe Generale SA	2,080,067	50,521,214
#	TotalEnergies SE	6,840,726	437,121,783
	Vinci SA	24,438	3,022,766
	Vivendi SE	324,425	3,563,631
* Ω	Worldline SA	52,638	2,289,896

TOTAL FRANCE			1,409,138,415

GERMANY — (6.9%)
	BASF SE	1,843,128	95,334,201
	Bayer AG	2,060,836	136,007,516
	Bayerische Motoren Werke AG	942,197	105,605,576
*	Commerzbank AG	4,029,779	44,783,374
	Continental AG	255,898	17,955,635
* Ω	Covestro AG	638,137	27,995,353
*	Daimler Truck Holding AG	1,284,137	42,431,686
#	Deutsche Bank AG	3,421,901	37,641,549
*	Deutsche Lufthansa AG	524,114	5,634,185
Ω	DWS Group GmbH & Co. KGaA	18,748	623,378
	E.ON SE	1,519,237	20,096,080
	Evonik Industries AG	449,221	9,804,915
	Fresenius Medical Care AG & Co. KGaA	334,517	16,232,089
	Fresenius SE & Co. KGaA	862,748	24,997,234
	HeidelbergCement AG	448,245	33,950,785
	Mercedes-Benz Group AG	2,636,283	205,593,184
#	RTL Group SA	3,228	151,310
# *	Siemens Energy AG	453,468	11,129,962
*	Talanx AG	152,426	7,666,382
	Telefonica Deutschland Holding AG	4,563,070	15,418,487
	Volkswagen AG	111,321	18,689,984

TOTAL GERMANY			877,742,865

HONG KONG — (2.0%)
	BOC Hong Kong Holdings Ltd.	6,079,500	19,191,292
# *	Cathay Pacific Airways Ltd.	7,360,999	7,122,737
	CK Asset Holdings Ltd.	4,931,303	29,159,394
	CK Hutchison Holdings Ltd.	7,430,984	49,679,304

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CK Infrastructure Holdings Ltd.	743,000	$4,230,184
Ω	ESR Group Ltd.	69,600	108,795
	Hang Lung Properties Ltd.	6,065,000	11,086,373
	Hang Seng Bank Ltd.	290,300	4,303,072
	Henderson Land Development Co. Ltd.	2,671,485	9,512,423
	HKT Trust & HKT Ltd.	1,300,000	1,708,553
	MTR Corp. Ltd.	2,970,433	14,841,830
	New World Development Co. Ltd.	4,946,042	13,190,482
#	Sino Land Co. Ltd.	10,446,417	14,077,290
	Sun Hung Kai Properties Ltd.	3,517,920	48,980,989
	Swire Pacific Ltd., Class A	1,084,500	8,608,898
	Swire Pacific Ltd., Class B	2,672,500	3,393,041
Ω	WH Group Ltd.	30,841,696	17,170,758
	Xinyi Glass Holdings Ltd.	1,450,000	2,652,833

TOTAL HONG KONG			259,018,248

IRELAND — (0.5%)
	AIB Group PLC	383,191	1,647,942
	Bank of Ireland Group PLC	811,100	8,389,139
	CRH PLC	293,793	14,176,683
#	CRH PLC, Sponsored ADR	728,717	35,342,775
# *	Flutter Entertainment PLC	17,270	3,460,360

TOTAL IRELAND			63,016,899

ISRAEL — (0.5%)
	Bank Hapoalim BM	2,024,290	17,438,427
	Bank Leumi Le-Israel BM	576,471	4,569,502
	Delek Group Ltd.	29,703	3,235,699
	Harel Insurance Investments & Financial Services Ltd.	600,083	5,386,396
	Israel Discount Bank Ltd., Class A	2,720,329	13,519,608
	Kenon Holdings Ltd.	19,214	511,167
*	Migdal Insurance & Financial Holdings Ltd.	177,764	191,686
	Phoenix Holdings Ltd.	796,823	8,548,605
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,196,765	10,447,758

TOTAL ISRAEL			63,848,848

ITALY — (2.1%)
	Banco BPM SpA	290,116	1,179,634
	Eni SpA	2,467,312	37,274,713
	Intesa Sanpaolo SpA	18,268,354	48,034,649
	Mediobanca Banca di Credito Finanziario SpA	517,341	5,555,819
	Stellantis NV	3,233,234	53,628,266
#	Stellantis NV	1,905,996	31,696,714
*	Telecom Italia SpA	4,533,052	1,333,228
*	Telecom Italia SpA, Sponsored ADR	1,610,365	4,707,097
	UniCredit SpA	4,159,978	82,431,948

TOTAL ITALY			265,842,068

JAPAN — (18.4%)
	Acom Co. Ltd.	117,400	287,646
	AEON Financial Service Co. Ltd.	37,200	331,363
	AGC, Inc.	895,500	33,388,592
	Air Water, Inc.	54,300	686,123
	Aisin Corp.	654,800	19,219,333
	Alfresa Holdings Corp.	202,200	2,927,752
	Alps Alpine Co. Ltd.	475,928	4,345,248
	Amada Co. Ltd.	907,100	8,469,587

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Aozora Bank Ltd.	253,300	$4,543,944
	Asahi Group Holdings Ltd.	147,200	5,686,936
	Asahi Kasei Corp.	3,294,900	23,272,399
	Bank of Kyoto Ltd.	113,679	5,593,284
	Bridgestone Corp.	438,200	17,597,385
	Brother Industries Ltd.	513,100	8,058,357
	Canon Marketing Japan, Inc.	151,500	3,787,946
	Canon, Inc.	578,700	13,783,097
	Chiba Bank Ltd.	1,064,000	6,947,948
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,218,367
	COMSYS Holdings Corp.	23,300	445,872
	Concordia Financial Group Ltd.	2,530,100	9,600,107
	Cosmo Energy Holdings Co. Ltd.	273,700	8,749,937
	Credit Saison Co. Ltd.	393,600	5,453,293
	Dai Nippon Printing Co. Ltd.	418,700	12,035,993
	Daicel Corp.	457,800	3,609,232
	Dai-ichi Life Holdings, Inc.	1,128,647	20,993,700
	Daiwa House Industry Co. Ltd.	533,700	13,603,200
	Daiwa Securities Group, Inc.	3,723,000	17,292,191
	Denka Co. Ltd.	234,800	4,702,446
	DIC Corp.	246,600	4,555,542
	Dowa Holdings Co. Ltd.	195,100	6,374,009
	ENEOS Holdings, Inc.	9,223,403	32,812,478
	Ezaki Glico Co. Ltd.	8,100	208,338
	Fuji Media Holdings, Inc.	30,600	286,866
	FUJIFILM Holdings Corp.	103,500	5,394,414
	Fujikura Ltd.	47,500	323,860
	Fukuoka Financial Group, Inc.	386,600	7,281,639
	Fuyo General Lease Co. Ltd.	1,600	117,096
	Hachijuni Bank Ltd.	244,000	1,093,146
	Hankyu Hanshin Holdings, Inc.	581,700	18,161,422
	Haseko Corp.	510,100	6,227,466
*	Hino Motors Ltd.	840,100	3,310,091
	Hitachi Construction Machinery Co. Ltd.	230,800	5,687,345
	Hitachi Ltd.	191,000	10,565,091
	Honda Motor Co. Ltd.	3,522,000	93,414,082
	House Foods Group, Inc.	2,800	61,567
	Hulic Co. Ltd.	28,500	245,387
	Idemitsu Kosan Co. Ltd.	602,938	12,838,383
	Iida Group Holdings Co. Ltd.	674,550	11,993,019
	Inpex Corp.	2,704,683	29,597,469
	Isetan Mitsukoshi Holdings Ltd.	549,300	6,064,686
	Isuzu Motors Ltd.	1,559,200	18,412,618
	ITOCHU Corp.	490,500	16,272,269
	Iwatani Corp.	82,400	3,901,044
	J Front Retailing Co. Ltd.	712,300	7,491,440
#	Japan Post Bank Co. Ltd.	56,300	449,587
	Japan Post Holdings Co. Ltd.	1,397,610	11,505,020
	Japan Post Insurance Co. Ltd.	134,400	2,182,532
	JFE Holdings, Inc.	1,387,295	16,412,110
	JGC Holdings Corp.	257,700	3,223,895
	JTEKT Corp.	572,800	4,730,181
	Kajima Corp.	855,600	11,320,048
	Kamigumi Co. Ltd.	342,200	7,499,602
	Kaneka Corp.	231,308	6,153,652
	Kawasaki Heavy Industries Ltd.	677,300	14,734,151
#	Kawasaki Kisen Kaisha Ltd.	101,100	2,409,246
	Kewpie Corp.	7,000	117,511
	Kinden Corp.	222,800	3,037,810

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kobe Steel Ltd.	60,200	$448,541
	Koito Manufacturing Co. Ltd.	62,800	1,214,769
	Kokuyo Co. Ltd.	20,200	288,672
	Komatsu Ltd.	917,200	22,810,641
	Konica Minolta, Inc.	521,200	2,174,117
	K’s Holdings Corp.	403,300	3,574,539
	Kuraray Co. Ltd.	1,408,691	13,173,532
	Kyocera Corp.	179,600	9,426,760
	Lixil Corp.	1,001,900	15,770,936
	Mabuchi Motor Co. Ltd.	73,100	2,063,041
	Marubeni Corp.	2,455,800	34,855,634
	Maruichi Steel Tube Ltd.	15,500	350,627
	Mazda Motor Corp.	1,108,300	10,029,543
	Mebuki Financial Group, Inc.	1,302,120	3,335,581
	Medipal Holdings Corp.	329,250	5,030,256
	Mitsubishi Chemical Group Corp.	3,775,900	22,151,846
	Mitsubishi Corp.	2,121,600	78,660,133
	Mitsubishi Electric Corp.	1,451,700	17,999,456
	Mitsubishi Estate Co. Ltd.	772,125	9,515,901
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,585,468
	Mitsubishi HC Capital, Inc.	2,653,300	13,772,576
	Mitsubishi Heavy Industries Ltd.	757,000	28,705,616
	Mitsubishi Logistics Corp.	89,600	2,220,218
	Mitsubishi Materials Corp.	79,200	1,296,870
# *	Mitsubishi Motors Corp.	1,798,900	6,914,310
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	12,359,323
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	63,808,114
	Mitsui & Co. Ltd., Sponsored ADR	10,334	6,488,305
	Mitsui & Co. Ltd.	1,590,000	49,637,746
	Mitsui Chemicals, Inc.	823,660	20,839,424
	Mitsui Fudosan Co. Ltd.	941,100	18,692,135
#	Mitsui OSK Lines Ltd.	885,300	21,947,125
	Mizuho Financial Group, Inc.	2,557,280	37,069,893
	MS&AD Insurance Group Holdings, Inc.	445,453	14,620,793
	Nagase & Co. Ltd.	21,700	341,887
	NEC Corp.	787,610	30,287,785
	NGK Insulators Ltd.	303,000	3,803,203
	NH Foods Ltd.	317,767	9,273,386
	Nikon Corp.	695,200	7,186,331
	Nippon Electric Glass Co. Ltd.	131,500	2,510,363
	Nippon Express Holdings, Inc.	308,324	18,093,036
	Nippon Shokubai Co. Ltd.	64,300	2,577,893
	Nippon Steel Corp.	1,256,593	26,837,570
#	Nippon Yusen KK	958,800	22,664,968
	Nissan Motor Co. Ltd.	4,749,500	17,318,741
	Nisshin Seifun Group, Inc.	188,500	2,284,893
	Niterra Co. Ltd.	315,000	6,602,345
	Nomura Holdings, Inc.	3,219,302	11,540,877
	Nomura Real Estate Holdings, Inc.	521,500	12,995,267
	NSK Ltd.	1,027,500	5,801,180
	Obayashi Corp.	2,272,082	18,941,824
	Oji Holdings Corp.	3,568,100	14,021,555
	ORIX Corp.	2,089,800	35,552,768
	Otsuka Holdings Co. Ltd.	139,100	4,732,287
	Panasonic Holdings Corp.	3,734,599	35,175,358
	Resona Holdings, Inc.	2,821,139	14,060,445
	Resonac Holdings Corp.	515,700	8,166,234
#	Ricoh Co. Ltd.	1,418,200	11,742,307
	Rinnai Corp.	38,100	920,883

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rohm Co. Ltd.	93,500	$7,039,441
	Sankyo Co. Ltd.	30,300	1,336,725
	SBI Holdings, Inc.	249,899	4,880,717
*	SBI Shinsei Bank Ltd.	61,300	1,100,026
	Seiko Epson Corp.	795,500	12,166,168
	Seino Holdings Co. Ltd.	437,400	4,856,014
	Sekisui Chemical Co. Ltd.	206,700	2,941,847
#	Sekisui House Ltd.	1,475,000	30,323,996
	Shimamura Co. Ltd.	61,300	5,627,608
	Shimizu Corp.	936,400	5,718,601
	Shizuoka Financial Group, Inc.	851,000	6,414,538
	SoftBank Group Corp.	546,200	20,483,818
	Sohgo Security Services Co. Ltd.	15,800	441,282
	Sojitz Corp.	681,440	14,352,156
	Sompo Holdings, Inc.	260,856	10,885,414
	Stanley Electric Co. Ltd.	331,300	7,473,431
	Subaru Corp.	1,583,684	25,848,595
	Sumitomo Chemical Co. Ltd.	7,919,600	26,762,066
	Sumitomo Corp.	1,550,100	27,782,217
	Sumitomo Electric Industries Ltd.	2,834,000	36,168,235
	Sumitomo Forestry Co. Ltd.	598,600	12,932,280
	Sumitomo Heavy Industries Ltd.	487,894	11,788,494
	Sumitomo Metal Mining Co. Ltd.	584,364	21,568,113
	Sumitomo Mitsui Financial Group, Inc.	1,370,700	56,025,473
	Sumitomo Mitsui Trust Holdings, Inc.	475,544	17,142,251
	Sumitomo Pharma Co. Ltd.	333,431	2,091,824
#	Sumitomo Realty & Development Co. Ltd.	566,400	13,225,006
#	Sumitomo Rubber Industries Ltd.	756,200	6,935,801
	Suzuken Co. Ltd.	85,000	2,419,160
	Suzuki Motor Corp.	338,100	11,789,022
	Taiheiyo Cement Corp.	130,700	2,343,603
	Taisei Corp.	215,600	7,332,751
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	1,679,931
	Takashimaya Co. Ltd.	53,700	793,274
	Takeda Pharmaceutical Co. Ltd.	2,361,071	78,291,072
	TBS Holdings, Inc.	70,800	1,067,501
	TDK Corp.	337,600	11,606,316
	Teijin Ltd.	818,590	9,142,780
	THK Co. Ltd.	92,400	2,072,989
	Toda Corp.	537,800	3,146,437
	Tokai Carbon Co. Ltd.	40,000	363,508
	Tokyo Century Corp.	100,200	3,447,095
	Tokyo Tatemono Co. Ltd.	870,300	11,022,344
	Tokyu Fudosan Holdings Corp.	2,556,700	12,974,727
	Toppan, Inc.	599,800	12,750,999
	Toray Industries, Inc.	2,976,000	16,865,882
	Tosoh Corp.	1,241,700	16,589,469
	Toyo Seikan Group Holdings Ltd.	416,349	5,881,320
	Toyo Tire Corp.	52,000	619,528
	Toyoda Gosei Co. Ltd.	272,500	4,673,342
	Toyota Boshoku Corp.	57,200	905,404
	Toyota Industries Corp.	155,700	9,048,955
	Toyota Motor Corp.	7,342,850	100,817,505
	Toyota Tsusho Corp.	548,100	22,783,027
	Yamada Holdings Co. Ltd.	1,918,800	6,686,498
	Yamaha Motor Co. Ltd.	893,600	23,172,154
	Yamato Kogyo Co. Ltd.	54,200	2,129,358
	Yamazaki Baking Co. Ltd.	325,600	4,362,769
	Yokohama Rubber Co. Ltd.	563,500	12,250,826

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Z Holdings Corp.	1,456,300	$3,989,157
	Zeon Corp.	404,300	4,171,499

TOTAL JAPAN			2,330,865,556

NETHERLANDS — (3.4%)
Ω	ABN AMRO Bank NV, CVA	509,108	8,159,605
	Aegon NV	3,153,912	14,390,433
	Aegon NV, Class NY	413,726	1,874,179
	Akzo Nobel NV	420,445	34,879,355
	ArcelorMittal SA	652,213	18,529,125
#	ArcelorMittal SA	931,574	26,521,915
	ASR Nederland NV	267,334	11,758,055
	Coca-Cola Europacific Partners PLC	85,736	5,482,967
	Heineken NV	141,454	16,242,481
	ING Groep NV	4,971,616	61,659,410
#	JDE Peet’s NV	256,784	7,810,751
	Koninklijke Ahold Delhaize NV	4,003,663	137,664,548
	Koninklijke KPN NV	4,007,248	14,613,972
	Koninklijke Philips NV	991,539	20,933,379
	Koninklijke Philips NV	33,022	697,425
	NN Group NV	695,023	25,917,660
	OCI NV	84,204	2,218,803
	Randstad NV	338,457	18,390,321
	Stellantis NV	208,034	3,459,605

TOTAL NETHERLANDS			431,203,989

NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	10,839,052
	Chorus Ltd.	297,294	1,589,626
	EBOS Group Ltd.	221,523	6,079,258
	Fletcher Building Ltd.	1,506,990	4,201,968
#	Fonterra Co-operative Group Ltd.	293,628	627,344
	Ryman Healthcare Ltd.	262,117	861,071
	Summerset Group Holdings Ltd.	420,677	2,119,998

TOTAL NEW ZEALAND			26,318,317

NORWAY — (0.8%)
*	Adevinta ASA	53,248	410,167
#	Aker ASA, Class A	9,016	551,073
	Aker BP ASA	94,136	2,250,398
	Austevoll Seafood ASA	167,380	1,576,293
	DNB Bank ASA	1,885,402	33,164,367
Ω	Elkem ASA	809,310	2,739,190
#	Frontline PLC	84,273	1,307,377
#	Golden Ocean Group Ltd.	787,356	7,252,944
	Norsk Hydro ASA	2,737,655	20,146,569
	Orkla ASA	313,001	2,249,782
	SpareBank 1 SR-Bank ASA	329,406	3,858,804
	Storebrand ASA	1,260,839	9,728,018
	Subsea 7 SA	453,890	5,188,191
	Wallenius Wilhelmsen ASA	592,285	4,432,679
	Yara International ASA	290,501	11,698,134

TOTAL NORWAY			106,553,986

PORTUGAL — (0.1%)
	EDP Renovaveis SA	384,507	8,546,701

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Galp Energia SGPS SA	553,452	$6,687,743

TOTAL PORTUGAL			15,234,444

SINGAPORE — (1.0%)
	City Developments Ltd.	1,511,600	7,907,617
	Frasers Property Ltd.	492,700	323,375
	Hongkong Land Holdings Ltd.	2,134,200	9,498,118
	Jardine Cycle & Carriage Ltd.	6,800	173,188
	Keppel Corp. Ltd.	6,323,200	29,361,053
	Olam Group Ltd.	399,410	482,089
	Oversea-Chinese Banking Corp. Ltd.	2,660,100	25,166,896
*	Sembcorp Marine Ltd.	120,678,485	11,254,794
	Singapore Airlines Ltd.	4,136,400	18,193,074
	Singapore Land Group Ltd.	571,470	939,707
	UOL Group Ltd.	1,698,674	8,861,769
	Wilmar International Ltd.	6,663,900	19,683,263

TOTAL SINGAPORE			131,844,943

SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	7,144,740	52,306,524
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,225,868	8,997,871
	Banco Santander SA	35,812,913	125,813,514
	Banco Santander SA, Sponsored ADR	219,342	761,117
	CaixaBank SA	3,327,631	12,317,580
	Repsol SA	4,381,555	64,363,729

TOTAL SPAIN			264,560,335

SWEDEN — (2.5%)
	AFRY AB	5,360	100,762
	Billerud AB	671,128	6,445,670
	Boliden AB	945,435	33,786,892
	Bure Equity AB	85,205	2,178,568
Ω	Dometic Group AB	119,685	857,857
#	Electrolux AB, Class B	442,770	6,679,226
	Essity AB, Class B	61,894	1,875,714
	Getinge AB, Class B	105,044	2,666,108
	Holmen AB, Class A	5,562	214,414
	Holmen AB, Class B	176,174	6,664,626
	Husqvarna AB, Class B	610,915	5,272,947
	Loomis AB	190,687	6,103,657
*	Millicom International Cellular SA, SDR	349,452	6,267,868
	Pandox AB	106,891	1,273,653
	Saab AB, Class B	158,640	8,907,520
	Securitas AB, Class B	660,617	5,921,301
# * Ω	Sinch AB	19,715	52,329
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	29,626,774
	Skandinaviska Enskilda Banken AB, Class C	14,462	184,539
	Skanska AB, Class B	882,362	14,432,318
	SKF AB, Class B	1,179,544	21,363,503
	SSAB AB, Class A	729,061	5,177,686
	SSAB AB, Class B	2,046,233	13,830,654
#	Svenska Cellulosa AB SCA, Class A	34,534	471,742
	Svenska Cellulosa AB SCA, Class B	581,885	7,983,295
	Svenska Handelsbanken AB, Class A	1,224,329	10,822,806
#	Svenska Handelsbanken AB, Class B	37,204	408,790
#	Swedbank AB, Class A	973,315	16,912,740
	Telefonaktiebolaget LM Ericsson, Class B	1,743,089	9,596,912
	Telia Co. AB	6,786,020	18,893,434

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Trelleborg AB, Class B	788,808	$19,821,239
	Vitrolife AB	4,553	102,509
	Volvo AB, Class A	251,466	5,325,083
	Volvo AB, Class B	1,970,035	40,505,300

TOTAL SWEDEN			310,728,436

SWITZERLAND — (10.1%)
	ABB Ltd.	708,359	25,553,069
	Alcon, Inc.	571,377	41,581,076
	Baloise Holding AG	105,344	17,633,866
	Barry Callebaut AG	484	1,033,383
	Cie Financiere Richemont SA, Class A	922,306	152,457,909
*	Credit Suisse Group AG	257,594	231,795
	Credit Suisse Group AG, Sponsored ADR	133,383	119,365
*	DSM-Firmenich AG	338,440	44,288,833
	Holcim AG	1,372,633	90,593,267
	Julius Baer Group Ltd.	716,015	51,306,901
	Novartis AG, Sponsored ADR	1,596,183	163,720,490
	Novartis AG	1,706,093	174,522,856
	SIG Group AG	479,021	12,821,302
	Swatch Group AG	47,812	16,402,498
	Swatch Group AG	123,912	7,817,342
	Swiss Life Holding AG	69,548	45,905,617
	Swiss Prime Site AG	120,516	10,909,062
	Swiss Re AG	399,672	40,248,534
	Swisscom AG	94,854	65,122,052
# *	UBS Group AG	7,263,744	147,709,305
	Zurich Insurance Group AG	348,909	169,204,186

TOTAL SWITZERLAND			1,279,182,708

UNITED KINGDOM — (13.8%)
	3i Group PLC	937,289	20,853,778
	abrdn PLC	1,691,534	4,532,851
Ω	Airtel Africa PLC	31,927	48,195
	Anglo American PLC	1,263,298	38,927,474
	Associated British Foods PLC	371,994	9,165,402
	Aviva PLC	9,590,235	51,061,682
	Barclays PLC, Sponsored ADR	7,035,082	56,773,112
	Barclays PLC	1,388,036	2,796,075
	Barratt Developments PLC	1,092,759	6,874,996
	Bellway PLC	17,101	518,493
	Berkeley Group Holdings PLC	7,801	436,561
	BP PLC, Sponsored ADR	1,984,603	79,939,809
	BP PLC	7,690,578	51,596,045
	British American Tobacco PLC, Sponsored ADR	838,885	31,080,689
	British American Tobacco PLC	3,024,009	111,724,417
	BT Group PLC	22,408,140	44,755,592
*	Dowlais Group PLC	1,458,994	2,431,341
	DS Smith PLC	2,810,684	10,973,640
	Glencore PLC	14,403,738	85,020,005
	Haleon PLC	1,685,911	7,412,442
	HSBC Holdings PLC	13,535,003	97,551,453
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	83,787,806
	Investec PLC	1,183,350	6,596,630
	J Sainsbury PLC	7,868,098	27,341,681
	Johnson Matthey PLC	36,432	900,005
	Kingfisher PLC	7,975,671	25,849,917
	Lloyds Banking Group PLC	164,752,825	100,090,742

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
#	Lloyds Banking Group PLC, ADR	1,844,768	$4,464,339
	M&G PLC	1,586,600	4,100,625
*	Marks & Spencer Group PLC	10,812	22,371
	Melrose Industries PLC	1,458,994	7,515,411
	NatWest Group PLC	6,971,799	22,965,783
#	NatWest Group PLC, Sponsored ADR	637,445	4,226,260
	Pearson PLC	309,149	3,439,524
	Pearson PLC, Sponsored ADR	1,014,248	11,197,298
	Shell PLC	307,658	9,453,763
	Shell PLC, ADR	9,015,405	558,774,802
	Standard Chartered PLC	5,708,936	45,232,654
	Taylor Wimpey PLC	2,923,737	4,718,520
	Tesco PLC	11,051,539	39,072,189
	Vodafone Group PLC	51,300,878	61,618,782
	Vodafone Group PLC, Sponsored ADR	1,760,686	21,040,201

	TOTAL UNITED KINGDOM		1,756,883,355

	TOTAL COMMON STOCKS		11,990,279,255

	PREFERRED STOCKS — (0.8%)
	GERMANY — (0.8%)
	Bayerische Motoren Werke AG	152,008	16,157,651
	Porsche Automobil Holding SE	307,547	17,129,521
	Volkswagen AG	489,153	66,793,721

	TOTAL GERMANY		100,080,893

	TOTAL INVESTMENT SECURITIES (Cost $10,444,124,118)		12,090,360,148

			Value†
	SECURITIES LENDING COLLATERAL — (4.8%)
@ §	The DFA Short Term Investment Fund	52,997,021	613,016,538

	TOTAL INVESTMENTS — (100.0%) (Cost $11,057,042,247)		$12,703,376,686

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	603	06/16/23	$120,865,744	$126,283,275	$5,417,531

Total Futures Contracts			$120,865,744	$126,283,275	$5,417,531

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$818,672,284	—	$818,672,284
Austria	—	9,086,922	—	9,086,922
Belgium	—	83,578,400	—	83,578,400
Canada.	$1,125,893,648	—	—	1,125,893,648
China	—	717,299	—	717,299
Denmark	—	241,967,966	—	241,967,966
Finland	5,577,116	112,802,208	—	118,379,324
France	—	1,409,138,415	—	1,409,138,415
Germany	16,328,138	861,414,727	—	877,742,865
Hong Kong	—	259,018,248	—	259,018,248
Ireland	35,342,775	27,674,124	—	63,016,899
Israel	10,447,758	53,401,090	—	63,848,848
Italy	36,403,811	229,438,257	—	265,842,068
Japan	18,847,628	2,312,017,928	—	2,330,865,556
Netherlands	32,553,124	398,650,865	—	431,203,989
New Zealand	—	26,318,317	—	26,318,317
Norway	—	106,553,986	—	106,553,986
Portugal	—	15,234,444	—	15,234,444
Singapore	—	131,844,943	—	131,844,943
Spain	9,758,988	254,801,347	—	264,560,335
Sweden	—	310,728,436	—	310,728,436
Switzerland	238,383,754	1,040,798,954	—	1,279,182,708
United Kingdom	853,715,657	903,167,698	—	1,756,883,355
Preferred Stocks
Germany	—	100,080,893	—	100,080,893
Securities Lending Collateral	—	613,016,538	—	613,016,538
Futures Contracts**	5,417,531	—	—	5,417,531

TOTAL	$2,388,669,928	$10,320,124,289	—	$12,708,794,217

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (3.8%)
	Ambev SA, ADR	1,642,569	$4,599,193
	Atacadao SA	477,889	1,029,974
	B3 SA - Brasil Bolsa Balcao	2,272,571	5,321,711
	Banco Bradesco SA	755,221	1,880,557
	Banco BTG Pactual SA	636,564	2,988,959
	Banco do Brasil SA	396,250	3,404,963
	Banco Santander Brasil SA	145,083	781,583
	BB Seguridade Participacoes SA	353,143	2,429,194
	Braskem SA, ADR, Class A	57,171	449,364
	Caixa Seguridade Participacoes SA	427,595	810,989
	CCR SA	1,847,648	5,026,782
	Centrais Eletricas Brasileiras SA	372,941	2,530,986
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	163,344	1,510,698
# *	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	10,265	94,951
	Cia Energetica de Minas Gerais	215,832	874,094
	Cia Paranaense de Energia	140,700	200,565
	Cia Paranaense de Energia, Sponsored ADR	17,400	134,676
	Cia Paranaense de Energia	39,800	311,678
	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	1,553,410
	Cia Siderurgica Nacional SA	517,465	1,474,233
	Cosan SA	949,753	2,852,420
	CPFL Energia SA	123,300	819,231
	Energisa SA	228,135	1,911,874
*	Eneva SA	432,281	983,678
	Engie Brasil Energia SA	108,476	896,681
	Equatorial Energia SA	736,688	4,038,063
	Gerdau SA, Sponsored ADR	950,988	4,745,431
* Ω	Hapvida Participacoes e Investimentos SA	3,027,601	1,675,324
	Hypera SA	258,691	1,931,962
	Itau Unibanco Holding SA	217,203	961,950
	JBS SA	1,100,808	3,950,532
	Klabin SA	1,174,814	4,505,833
	Localiza Rent a Car SA	231,240	2,689,409
	Lojas Renner SA	659,267	2,093,666
*	Magazine Luiza SA	1,501,902	1,005,724
	Natura & Co. Holding SA	928,510	2,058,888
	Neoenergia SA	121,000	374,804
*	Petro Rio SA	582,205	4,056,222
	Petroleo Brasileiro SA, Sponsored ADR	511,889	4,857,827
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,420,117
	Petroleo Brasileiro SA	2,733,556	14,616,452
	Porto Seguro SA	177,474	894,166
	Raia Drogasil SA	443,885	2,338,766
Ω	Rede D’Or Sao Luiz SA	83,300	381,946
	Rumo SA	606,506	2,395,479
#	Sendas Distribuidora SA, ADR	19,967	244,995
	Sendas Distribuidora SA	848,688	2,091,178
	Suzano SA	799,410	6,378,868
	Suzano SA, Sponsored ADR	5,490	43,755
	Telefonica Brasil SA	217,562	1,793,606
	TIM SA	1,060,180	2,975,765
	TOTVS SA	323,491	1,664,216
	Ultrapar Participacoes SA	653,263	1,891,238
	Vale SA, Sponsored ADR	332,417	4,790,122
	Vale SA	2,364,713	34,324,790

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vibra Energia SA	1,182,031	$3,128,195
	WEG SA	630,066	5,194,337

TOTAL BRAZIL			171,386,070

CHILE — (0.5%)
	Banco de Chile, ADR	105,420	2,234,910
	Banco de Credito e Inversiones SA	44,205	1,333,406
	Banco Itau Chile SA	31,276,064	70,514
	Banco Santander Chile, ADR	78,503	1,503,332
	Banco Santander Chile	557,071	26,637
	Cencosud SA	1,442,234	2,938,959
	Cencosud Shopping SA	353,676	560,799
	Cia Cervecerias Unidas SA	48,018	391,996
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	362,121
	Cia Sud Americana de Vapores SA	15,171,698	1,550,342
	Embotelladora Andina SA, ADR, Class B	13,701	207,159
	Empresas CMPC SA	935,741	1,466,352
	Empresas COPEC SA	227,255	1,581,284
	Enel Americas SA	4,534,643	617,914
	Enel Chile SA	10,134,521	577,501
	Falabella SA	383,832	823,057
	Plaza SA	196,340	251,734
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	6,027,314

TOTAL CHILE			22,525,331

CHINA — (27.4%)
	360 Security Technology, Inc., Class A	266,700	616,279
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	189,863	843,023
	ADAMA Ltd., Class A	84,400	104,278
	Addsino Co. Ltd., Class A	92,500	135,619
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	234,603
	AECC Aviation Power Co. Ltd., Class A	79,700	504,761
	Agricultural Bank of China Ltd., Class H	14,534,000	5,619,315
	Aier Eye Hospital Group Co. Ltd., Class A	293,917	1,251,273
*	Air China Ltd., Class H	630,000	557,661
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	70,790,254
*	Alibaba Group Holding Ltd.	1,736,600	18,362,153
*	Alibaba Health Information Technology Ltd.	2,566,000	1,849,596
	Aluminum Corp. of China Ltd., Class H	7,864,000	4,671,692
*	Amlogic Shanghai Co. Ltd., Class A	30,504	369,214
	Angel Yeast Co. Ltd., Class A	58,500	338,346
	Anhui Anke Biotechnology Group Co. Ltd., Class A	18,000	28,727
	Anhui Conch Cement Co. Ltd., Class H	1,303,000	4,114,246
	Anhui Guangxin Agrochemical Co. Ltd., Class A	70,220	296,350
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	463,257
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,664	319,673
	Anhui Jinhe Industrial Co. Ltd., Class A	65,100	242,792
	Anhui Kouzi Distillery Co. Ltd., Class A	33,300	289,757
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	351,752
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	106,800	180,358
	Anjoy Foods Group Co. Ltd., Class A	14,400	353,968
	Anker Innovations Technology Co. Ltd., Class A	19,400	205,521
	ANTA Sports Products Ltd.	612,400	7,609,818
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	407,462
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	86,674	305,681
	Asymchem Laboratories Tianjin Co. Ltd., Class A	24,170	442,064
	Avary Holding Shenzhen Co. Ltd., Class A	123,976	468,566
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	181,008

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AVICOPTER PLC, Class A	22,704	$139,564
*	Baidu, Inc., Sponsored ADR	9,503	1,146,157
*	Baidu, Inc., Class A	1,330,750	20,030,316
	Bank of Beijing Co. Ltd., Class A	697,408	477,641
	Bank of Changsha Co. Ltd., Class A	401,784	475,498
	Bank of Chengdu Co. Ltd., Class A	190,950	379,575
	Bank of China Ltd., Class H	43,912,181	17,536,678
	Bank of Communications Co. Ltd., Class H	4,449,515	2,873,942
	Bank of Guiyang Co. Ltd., Class A	486,023	396,847
	Bank of Hangzhou Co. Ltd., Class A	242,404	439,969
	Bank of Jiangsu Co. Ltd., Class A	657,870	733,140
	Bank of Nanjing Co. Ltd., Class A	454,780	618,785
	Bank of Ningbo Co. Ltd., Class A	275,742	1,091,885
	Bank of Shanghai Co. Ltd., Class A	458,383	415,866
	Bank of Suzhou Co. Ltd., Class A	415,260	451,117
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	694,269
*	BeiGene Ltd.	202,000	3,964,042
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	24,020	151,434
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	354,854
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	196,648
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	202,052	206,470
	Beijing Easpring Material Technology Co. Ltd., Class A	31,300	242,669
	Beijing Enlight Media Co. Ltd., Class A	153,706	227,116
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	88,140	125,768
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	6,116	235,894
	Beijing Jingyuntong Technology Co. Ltd., Class A	189,100	172,190
	Beijing Kingsoft Office Software, Inc., Class A	7,538	480,252
	Beijing New Building Materials PLC, Class A	144,903	555,036
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	567,467
	Beijing Originwater Technology Co. Ltd., Class A	424,847	335,744
	Beijing Shiji Information Technology Co. Ltd., Class A	53,560	148,376
	Beijing Shougang Co. Ltd., Class A	441,600	236,068
	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	242,169
	Beijing Sinnet Technology Co. Ltd., Class A	116,888	208,211
	Beijing Tiantan Biological Products Corp. Ltd., Class A	77,216	299,358
	Beijing Tongrentang Co. Ltd., Class A	36,400	305,956
	Beijing United Information Technology Co. Ltd., Class A	20,155	175,161
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	23,700	359,476
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	349,612
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	178,143
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,575	141,762
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	834,124
	Bethel Automotive Safety Systems Co. Ltd., Class A	13,800	127,963
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	238,330
	BGI Genomics Co. Ltd., Class A	34,100	305,922
	Biem.L.Fdlkk Garment Co. Ltd., Class A	6,700	34,885
*	Bilibili, Inc., Class Z	108,980	2,216,996
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	94,291
	BOC International China Co. Ltd., Class A	150,900	234,406
	BOE Technology Group Co. Ltd., Class A	1,654,300	961,340
	Bosideng International Holdings Ltd.	3,360,000	1,657,076
	BTG Hotels Group Co. Ltd., Class A	92,300	288,879
	BYD Co. Ltd., Class H	403,886	12,248,344
	BYD Electronic International Co. Ltd.	965,000	2,926,591
	By-health Co. Ltd., Class A	124,793	430,249
	Caitong Securities Co. Ltd., Class A	338,190	379,512
	Canmax Technologies Co. Ltd., Class A	31,900	224,466
	CECEP Solar Energy Co. Ltd., Class A	327,700	329,843
	CECEP Wind-Power Corp., Class A	495,560	273,676

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Centre Testing International Group Co. Ltd., Class A	27,300	$75,992
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	156,530
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,293,643
	Changchun High & New Technology Industry Group, Inc., Class A	20,900	492,487
	Changjiang Securities Co. Ltd., Class A	435,670	357,163
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,700	153,595
	Chaozhou Three-Circle Group Co. Ltd., Class A	121,305	530,625
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,800	42,242
	Chengtun Mining Group Co. Ltd., Class A	308,000	233,681
	Chengxin Lithium Group Co. Ltd., Class A	75,029	344,776
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	234,172
	China Baoan Group Co. Ltd., Class A	146,334	225,811
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	833,724
	China CITIC Bank Corp. Ltd., Class H	8,861,928	4,793,992
	China Coal Energy Co. Ltd., Class H	3,825,777	3,287,147
	China Construction Bank Corp., Class H	59,766,590	39,955,518
	China CSSC Holdings Ltd., Class A	82,717	310,287
*	China Eastern Airlines Corp. Ltd., Class H	972,000	382,175
	China Energy Engineering Corp. Ltd., Class A	2,502,824	980,303
	China Energy Engineering Corp. Ltd., Class H	1,632,000	246,081
	China Everbright Bank Co. Ltd., Class H	3,836,000	1,228,518
Ω	China Feihe Ltd.	3,553,000	2,399,299
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,800,212
	China Gas Holdings Ltd.	3,652,000	4,698,188
	China Great Wall Securities Co. Ltd., Class A	196,900	248,684
	China Greatwall Technology Group Co. Ltd., Class A	182,800	306,521
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	101,800	171,658
	China Hongqiao Group Ltd.	4,665,000	4,594,914
Ω	China International Capital Corp. Ltd., Class H	1,524,800	3,204,004
	China International Marine Containers Group Co. Ltd., Class H	999,330	645,799
	China Jushi Co. Ltd., Class A	477,798	1,007,359
	China Kings Resources Group Co. Ltd., Class A	32,040	165,750
	China Life Insurance Co. Ltd., Class H	2,475,000	4,754,859
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,473,449
	China Meheco Co. Ltd., Class A	69,411	142,776
	China Mengniu Dairy Co. Ltd.	1,894,000	7,645,264
	China Merchants Bank Co. Ltd., Class H	2,884,554	13,924,096
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	582,504
	China Merchants Port Holdings Co. Ltd.	394,271	585,028
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	143,747
Ω	China Merchants Securities Co. Ltd., Class H	486,460	493,799
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	642,836
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,770,088
	China National Building Material Co. Ltd., Class H	9,142,000	6,859,332
	China National Chemical Engineering Co. Ltd., Class A	249,000	381,362
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,021,181
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	527,425
	China Oilfield Services Ltd., Class H	1,960,000	2,305,399
	China Overseas Land & Investment Ltd.	4,285,000	10,867,371
	China Pacific Insurance Group Co. Ltd., Class H	2,487,400	7,429,944
	China Petroleum & Chemical Corp., Class H	15,068,800	9,876,319
	China Power International Development Ltd.	740,000	280,903
	China Railway Group Ltd., Class H	3,976,000	3,056,903
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	901,666
*	China Rare Earth Resources & Technology Co. Ltd., Class A	36,891	180,427
	China Resources Beer Holdings Co. Ltd.	859,611	6,640,302
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	177,769
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	299,702
	China Resources Gas Group Ltd.	1,798,000	5,675,093

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Land Ltd.	3,890,666	$18,117,879
	China Resources Microelectronics Ltd., Class A	28,998	240,312
Ω	China Resources Mixc Lifestyle Services Ltd.	380,200	2,015,669
	China Resources Power Holdings Co. Ltd.	1,598,517	3,480,335
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	68,058	579,842
	China Shenhua Energy Co. Ltd., Class H	2,649,500	8,800,439
	China South Publishing & Media Group Co. Ltd., Class A	99,400	198,805
*	China Southern Airlines Co. Ltd., Class H	946,000	662,618
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	95,700	94,327
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,668,063
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	1,266,864
Ω	China Tower Corp. Ltd., Class H	67,974,000	8,675,064
*	China TransInfo Technology Co. Ltd., Class A	88,800	186,672
	China Vanke Co. Ltd., Class H	2,072,220	3,239,489
	China World Trade Center Co. Ltd., Class A	19,900	53,323
	China Yangtze Power Co. Ltd., Class A	748,847	2,367,482
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,500	318,350
# *	China Zheshang Bank Co. Ltd., Class H	265,000	94,961
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	10,400	26,840
	Chongqing Brewery Co. Ltd., Class A	21,500	324,102
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	448,700
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,200	175,862
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,018,117
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	980,719
	CITIC Ltd.	4,725,000	5,931,248
	CITIC Securities Co. Ltd., Class H	1,996,800	4,204,463
	CMOC Group Ltd., Class H	3,375,966	2,069,542
	CNGR Advanced Material Co. Ltd., Class A	25,000	223,893
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	190,870
	CNOOC Energy Technology & Services Ltd., Class A	597,700	319,264
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	145,700	295,331
	Contemporary Amperex Technology Co. Ltd., Class A	146,736	4,910,166
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	940,000	966,299
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,410,299	5,122,646
#	Country Garden Holdings Co. Ltd.	5,569,067	1,434,590
	Country Garden Services Holdings Co. Ltd.	893,492	1,404,168
	CRRC Corp. Ltd., Class H	959,000	620,571
Ω	CSC Financial Co. Ltd., Class H	595,000	605,714
	CSG Holding Co. Ltd., Class A	313,839	298,243
	CSPC Pharmaceutical Group Ltd.	12,323,200	12,548,670
	Daan Gene Co. Ltd., Class A	180,804	407,009
# Ω	Dali Foods Group Co. Ltd.	4,344,000	1,807,778
	Daqin Railway Co. Ltd., Class A	883,060	982,318
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	78,510	390,698
*	Datang International Power Generation Co. Ltd., Class H	1,784,000	334,556
*	Deppon Logistics Co. Ltd., Class A	78,900	191,375
	DHC Software Co. Ltd., Class A	290,300	326,515
	Dian Diagnostics Group Co. Ltd., Class A	67,701	265,026
	Do-Fluoride Chemicals Co. Ltd., Class A	115,792	340,357
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	316,900
	Dongfang Electric Corp. Ltd., Class H	305,200	432,461
	Dongxing Securities Co. Ltd., Class A	323,718	390,005
	East Group Co. Ltd., Class A	152,100	192,983
	East Money Information Co. Ltd., Class A	544,473	1,268,836
	Ecovacs Robotics Co. Ltd., Class A	28,300	284,810
	ENN Energy Holdings Ltd.	480,500	6,588,426
	ENN Natural Gas Co. Ltd., Class A	245,000	719,116
	Eve Energy Co. Ltd., Class A	38,105	361,494

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# Ω	Everbright Securities Co. Ltd., Class H	412,600	$306,025
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	349,155
	FAW Jiefang Group Co. Ltd.	112,300	132,164
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	49,300	145,804
	Financial Street Holdings Co. Ltd., Class A	180,200	131,232
	First Capital Securities Co. Ltd., Class A	320,000	274,010
	Flat Glass Group Co. Ltd., Class H	406,000	1,141,389
	Focus Media Information Technology Co. Ltd., Class A	727,597	677,584
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,223	1,615,974
	Fosun International Ltd.	3,010,722	2,111,491
	Founder Securities Co. Ltd., Class A	411,200	416,316
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	907,618
	Fujian Funeng Co. Ltd., Class A	116,900	198,678
	Fujian Sunner Development Co. Ltd., Class A	77,263	238,771
*	Fulin Precision Co. Ltd., Class A	83,463	122,946
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	3,070,738
Ω	Ganfeng Lithium Group Co. Ltd., Class H	251,999	1,662,628
	Gaona Aero Material Co. Ltd., Class A	17,800	97,988
	G-bits Network Technology Xiamen Co. Ltd., Class A	3,000	227,017
	GCL Energy Technology Co. Ltd.	130,300	267,930
*	GCL System Integration Technology Co. Ltd., Class A	241,200	106,646
*	GCL Technology Holdings Ltd.	20,189,000	5,069,275
*	GD Power Development Co. Ltd., Class A	524,300	292,517
	Geely Automobile Holdings Ltd.	6,885,000	8,547,339
	GEM Co. Ltd., Class A	209,276	212,633
	Gemdale Corp., Class A	343,800	405,641
	GF Securities Co. Ltd., Class H	1,027,600	1,475,681
	Giant Network Group Co. Ltd., Class A	85,600	196,145
	GigaDevice Semiconductor, Inc., Class A	25,674	403,537
*	Ginlong Technologies Co. Ltd., Class A	18,825	310,164
	Glarun Technology Co. Ltd., Class A	69,600	162,233
	GoerTek, Inc., Class A	238,700	612,801
	Goke Microelectronics Co. Ltd., Class A	9,100	134,074
	Gongniu Group Co. Ltd., Class A	4,200	89,974
	GoodWe Technologies Co. Ltd., Class A	3,252	122,378
	Gotion High-tech Co. Ltd., Class A	73,700	293,299
#	Great Wall Motor Co. Ltd., Class H	1,506,500	1,828,253
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	911,296
	Gree Real Estate Co. Ltd., Class A	84,081	97,802
	GRG Banking Equipment Co. Ltd., Class A	142,000	242,892
	Guangdong Haid Group Co. Ltd., Class A	55,800	442,665
	Guangdong HEC Technology Holding Co. Ltd., Class A	204,200	229,424
	Guangdong Hongda Holdings Group Co. Ltd., Class A	61,700	266,560
	Guangdong Investment Ltd.	2,600,000	2,485,539
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	133,223
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,500	68,993
	Guanghui Energy Co. Ltd., Class A	572,400	770,414
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	27,544
	Guangzhou Automobile Group Co. Ltd., Class H	2,485,162	1,551,031
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	218,000	716,156
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	18,900	142,420
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	316,275
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	30,301	358,438
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	324,278
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	74,340	459,264
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	260,443
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	26,000	35,201
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	246,900	242,204
*	Guocheng Mining Co. Ltd., Class A	44,900	117,038

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guosen Securities Co. Ltd., Class A	186,700	$253,967
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	476,495
	Guoyuan Securities Co. Ltd., Class A	308,740	312,571
*	H World Group Ltd., ADR	86,463	4,055,115
*	H World Group Ltd.	5,500	25,727
	Haier Smart Home Co. Ltd., Class A	258,200	885,729
	Haier Smart Home Co. Ltd., Class H	2,670,800	8,705,687
	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	100,056
	Haitong Securities Co. Ltd., Class H	2,434,800	1,617,209
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	73,900	202,721
	Hangjin Technology Co. Ltd., Class A	47,700	278,491
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	313,932
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	22,394	156,034
	Hangzhou First Applied Material Co. Ltd., Class A	45,311	321,921
	Hangzhou Lion Electronics Co. Ltd., Class A	42,968	286,930
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	54,900	319,069
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	301,798
	Hangzhou Silan Microelectronics Co. Ltd., Class A	70,122	334,170
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	159,236
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	95,600	796,367
	Han’s Laser Technology Industry Group Co. Ltd., Class A	110,517	417,693
Ω	Hansoh Pharmaceutical Group Co. Ltd.	866,000	1,579,846
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	84,419
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	203,336
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	330,777
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	343,000
	Henan Shenhuo Coal & Power Co. Ltd., Class A	211,900	499,448
	Henan Shuanghui Investment & Development Co. Ltd., Class A	195,129	703,394
	Hengan International Group Co. Ltd.	1,126,500	5,031,465
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	327,266
	Hengli Petrochemical Co. Ltd., Class A	403,700	922,513
	Hengtong Optic-electric Co. Ltd., Class A	125,000	263,356
	Hengyi Petrochemical Co. Ltd., Class A	294,988	326,846
	Hesteel Co. Ltd., Class A	1,383,853	461,892
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	665,066
	Hongfa Technology Co. Ltd., Class A	60,890	275,377
	Hongta Securities Co. Ltd., Class A	96,320	115,053
	Hoyuan Green Energy Co. Ltd., Class A	35,380	455,920
	Huadian Power International Corp. Ltd., Class H	344,000	166,829
	Huadong Medicine Co. Ltd., Class A	70,000	419,294
	Huafon Chemical Co. Ltd., Class A	485,983	505,832
	Huagong Tech Co. Ltd., Class A	30,400	146,650
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	486,089
	Hualan Biological Engineering, Inc., Class A	139,800	470,760
*	Huaneng Power International, Inc., Class H	1,862,000	1,160,351
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,757,893
	Huaxi Securities Co. Ltd., Class A	293,600	375,300
	Huaxia Bank Co. Ltd., Class A	644,456	536,514
	Huayu Automotive Systems Co. Ltd., Class A	182,000	431,136
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	148,139
	Hubei Dinglong Co. Ltd., Class A	44,900	172,230
	Hubei Energy Group Co. Ltd., Class A	232,983	143,659
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	18,500	127,755
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	464,399
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	139,600	499,355
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	248,254
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	550,843
	Hunan Gold Corp. Ltd., Class A	99,000	214,679
	Hunan Valin Steel Co. Ltd., Class A	933,000	712,090

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hundsun Technologies, Inc., Class A	41,729	$298,418
	Iflytek Co. Ltd., Class A	70,100	614,228
	IKD Co. Ltd., Class A	20,000	55,371
	Imeik Technology Development Co. Ltd., Class A	3,800	298,863
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,556,634
	Industrial Bank Co. Ltd., Class A	643,039	1,601,806
	Industrial Securities Co. Ltd., Class A	652,548	634,328
	Infore Environment Technology Group Co. Ltd., Class A	82,224	62,972
	Ingenic Semiconductor Co. Ltd., Class A	18,000	230,296
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	364,895
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	583,492
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	145,040	303,128
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	508,336
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,357,906
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	416,991
* Ω	Innovent Biologics, Inc.	434,500	2,089,106
	Inspur Electronic Information Industry Co. Ltd., Class A	77,684	462,250
	Intco Medical Technology Co. Ltd., Class A	80,942	256,036
	JA Solar Technology Co. Ltd., Class A	105,004	612,643
	Jafron Biomedical Co. Ltd., Class A	64,465	268,198
	Jason Furniture Hangzhou Co. Ltd., Class A	67,080	359,607
	JCET Group Co. Ltd., Class A	185,200	738,922
* Ω	JD Health International, Inc.	332,200	2,397,196
	JD.com, Inc., ADR	124,763	4,456,534
	JD.com, Inc., Class A	501,921	8,958,206
	Jiangsu Azure Corp., Class A	75,000	120,705
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	350,619
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	339,550
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,033,218
*	Jiangsu Guoxin Corp. Ltd., Class A	88,700	82,221
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	517,972
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,125,294
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	109,905
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,412	487,915
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	29,053	161,465
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	202,524
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	138,719
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	45,100	185,218
	Jiangsu Pacific Quartz Co. Ltd., Class A	4,268	73,215
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	157,000	272,340
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,225,669
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	392,613
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	180,614
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	384,953
	Jiangsu Zhongtian Technology Co. Ltd., Class A	154,000	325,323
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,349,984
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	67,500	165,715
*	Jilin Electric Power Co. Ltd., Class A	127,000	99,999
	Jingjin Equipment, Inc., Class A	50,780	212,254
	JiuGui Liquor Co. Ltd., Class A	11,500	185,854
	Jizhong Energy Resources Co. Ltd., Class A	453,000	484,853
	JL Mag Rare-Earth Co. Ltd., Class A	46,600	187,873
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	363,947
	Joinn Laboratories China Co. Ltd., Class A	19,496	139,641
	Jointown Pharmaceutical Group Co. Ltd., Class A	197,667	473,175
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,800	153,103
	Juewei Food Co. Ltd., Class A	18,944	109,053
*	Juneyao Airlines Co. Ltd., Class A	70,540	182,902

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Kaishan Group Co. Ltd., Class A	65,100	$156,677
	KBC Corp. Ltd., Class A	6,057	153,978
	Keboda Technology Co. Ltd., Class A	5,900	45,746
	Kehua Data Co. Ltd., Class A	34,200	207,605
	KingClean Electric Co. Ltd., Class A	17,100	66,886
	Kingsoft Corp. Ltd.	541,000	2,378,086
	Konfoong Materials International Co. Ltd., Class A	9,500	101,050
	Kuang-Chi Technologies Co. Ltd., Class A	51,300	130,266
	Kunlun Energy Co. Ltd.	6,412,000	5,943,971
	Kunlun Tech Co. Ltd., Class A	52,600	495,436
	Kweichow Moutai Co. Ltd., Class A	55,993	14,253,654
	KWG Living Group Holdings Ltd.	258,250	35,059
	Lao Feng Xiang Co. Ltd., Class A	26,700	259,737
	Laobaixing Pharmacy Chain JSC, Class A	62,190	313,300
	LB Group Co. Ltd., Class A	223,200	558,783
	Lenovo Group Ltd.	11,739,278	12,010,170
	Lens Technology Co. Ltd., Class A	316,800	534,278
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	417,828
	Levima Advanced Materials Corp., Class A	27,200	105,470
	Leyard Optoelectronic Co. Ltd., Class A	105,400	96,501
# *	Li Auto, Inc., ADR	128,166	3,011,901
# *	Li Auto, Inc., Class A	135,900	1,609,579
	Li Ning Co. Ltd.	1,311,000	9,375,769
*	Lingyi iTech Guangdong Co., Class A	556,018	476,916
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	40,800	136,489
Ω	Longfor Group Holdings Ltd.	2,916,000	7,979,629
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	1,696,709
	Longshine Technology Group Co. Ltd., Class A	89,002	308,505
	Luxi Chemical Group Co. Ltd., Class A	305,700	529,776
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,165,705
	Luzhou Laojiao Co. Ltd., Class A	66,129	2,160,845
	Mango Excellent Media Co. Ltd., Class A	135,592	703,450
	Maxscend Microelectronics Co. Ltd., Class A	13,700	201,355
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	291,320
* Ω	Meituan, Class B	1,414,140	24,168,287
	Metallurgical Corp. of China Ltd., Class H	4,641,000	1,416,065
	Midea Group Co. Ltd., Class A	479,784	3,937,956
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	13,700	183,019
	Ming Yang Smart Energy Group Ltd., Class A	138,104	413,069
	Montage Technology Co. Ltd., Class A	27,314	240,769
	Muyuan Foods Co. Ltd., Class A	134,987	933,464
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	355,621
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	99,146	207,817
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	201,578
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	141,742
	NARI Technology Co. Ltd., Class A	191,352	723,312
	NAURA Technology Group Co. Ltd., Class A	11,700	566,846
	NavInfo Co. Ltd., Class A	105,850	181,248
	NetEase, Inc., ADR	193,704	17,264,838
	NetEase, Inc.	159,100	2,832,362
	New China Life Insurance Co. Ltd., Class H	1,010,500	2,893,614
*	New Hope Liuhe Co. Ltd., Class A	198,866	373,728
	Ninestar Corp., Class A	74,951	428,868
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	22,600	106,238
*	Ningbo Joyson Electronic Corp., Class A	126,400	281,797
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	211,170
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	29,452	283,806
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	215,764
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	320,150

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Xusheng Group Co. Ltd., Class A	36,400	$122,414
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	123,114
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	610,774
# *	NIO, Inc., ADR	368,459	2,899,772
# *	NIO, Inc., Class A	260,320	2,055,289
	North Industries Group Red Arrow Co. Ltd., Class A	63,400	166,723
*	Offcn Education Technology Co. Ltd., Class A	80,212	57,006
	Offshore Oil Engineering Co. Ltd., Class A	310,100	302,064
	Oppein Home Group, Inc., Class A	25,795	429,651
	Orient Overseas International Ltd.	204,500	4,154,866
Ω	Orient Securities Co. Ltd., Class H	1,012,800	604,628
	Ovctek China, Inc., Class A	28,452	133,139
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	12,800	43,476
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	285,627
*	PDD Holdings, Inc., ADR	122,979	8,381,019
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	600,300	206,461
	People.cn Co. Ltd., Class A	36,600	108,896
	People’s Insurance Co. Group of China Ltd.. , Class H	7,590,000	2,985,148
	Perfect World Co. Ltd., Class A	141,585	449,235
	PetroChina Co. Ltd., Class H	15,548,000	10,800,176
Ω	Pharmaron Beijing Co. Ltd., Class H	172,950	749,810
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,709,550
	Ping An Bank Co. Ltd., Class A	722,500	1,311,882
	Ping An Insurance Group Co. of China Ltd., Class H	3,936,000	28,715,169
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	502,230
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	902,120
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,909,189
	Power Construction Corp. of China Ltd., Class A	583,011	648,494
	Proya Cosmetics Co. Ltd., Class A	21,980	533,519
	Qianhe Condiment & Food Co. Ltd., Class A	34,260	117,786
	Qingdao Haier Biomedical Co. Ltd., Class A	8,024	80,028
Ω	Qingdao Port International Co. Ltd., Class H	69,000	40,399
	Qingdao Rural Commercial Bank Corp., Class A	691,706	289,842
	Qingdao Sentury Tire Co. Ltd., Class A	43,800	184,235
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	208,439
	Quectel Wireless Solutions Co. Ltd., Class A	13,090	147,923
	Raytron Technology Co. Ltd., Class A	17,317	129,597
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	129,352
*	Risen Energy Co. Ltd., Class A	59,604	214,259
	Riyue Heavy Industry Co. Ltd., Class A	76,100	238,521
	Rockchip Electronics Co. Ltd., Class A	9,500	100,783
	Rongsheng Petrochemical Co. Ltd., Class A	567,694	1,084,537
*	Roshow Technology Co. Ltd., Class A	125,900	140,154
	SAIC Motor Corp. Ltd., Class A	236,045	482,194
	Sailun Group Co. Ltd., Class A	221,600	329,668
	Sanan Optoelectronics Co. Ltd., Class A	86,000	221,528
	Sangfor Technologies, Inc., Class A	11,300	194,659
	Sany Heavy Industry Co. Ltd., Class A	286,434	683,345
	Satellite Chemical Co. Ltd., Class A	345,661	709,211
	SDIC Power Holdings Co. Ltd., Class A	251,000	427,602
	Sealand Securities Co. Ltd., Class A	328,190	165,566
*	Seazen Holdings Co. Ltd., Class A	173,200	372,605
	SF Holding Co. Ltd., Class A	151,261	1,234,032
	SG Micro Corp., Class A	12,050	216,345
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,965,999
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	527,325
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	284,056
	Shandong Denghai Seeds Co. Ltd., Class A	35,800	87,237
Ω	Shandong Gold Mining Co. Ltd., Class H	450,500	960,295

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	70,200	$310,743
	Shandong Hi-speed Co. Ltd., Class A	59,700	62,275
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	643,756
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	414,712
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	446,531
	Shandong Pharmaceutical Glass Co. Ltd., Class A	39,500	140,394
	Shandong Publishing & Media Co. Ltd., Class A	43,100	72,153
	Shandong Sun Paper Industry JSC Ltd., Class A	230,150	378,736
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,647,600	4,517,841
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	253,800	112,997
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	206,457
	Shanghai Baosight Software Co. Ltd., Class A	62,166	485,034
	Shanghai Construction Group Co. Ltd., Class A	770,676	317,434
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	808,760
*	Shanghai Electric Power Co. Ltd., Class A	119,200	180,211
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	350,000	1,000,510
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	135,000	408,692
*	Shanghai International Airport Co. Ltd., Class A	28,100	218,226
	Shanghai International Port Group Co. Ltd., Class A	334,000	276,644
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	340,919
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	256,458
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	150,751
	Shanghai M&G Stationery, Inc., Class A	45,969	308,028
	Shanghai Moons’ Electric Co. Ltd., Class A	3,300	18,589
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	2,032,973
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	969,190
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	46,522	351,682
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	379,974
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	335,186
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	166,544
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	291,684
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	410,860
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	338,830	503,498
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	314,130	915,885
	Shanxi Meijin Energy Co. Ltd., Class A	464,717	531,820
	Shanxi Securities Co. Ltd., Class A	216,280	183,967
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	311,399
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,994,282
	Shenghe Resources Holding Co. Ltd., Class A	151,600	302,380
	Shengyi Technology Co. Ltd., Class A	162,200	376,451
	Shennan Circuits Co. Ltd., Class A	31,982	380,431
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,064,000	416,216
	Shenzhen Capchem Technology Co. Ltd., Class A	58,240	410,968
	Shenzhen Dynanonic Co. Ltd., Class A	6,440	152,556
	Shenzhen Energy Group Co. Ltd., Class A	235,019	218,039
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	223,813
	Shenzhen Gas Corp. Ltd., Class A	150,500	150,395
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	822,121
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	222,430
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	58,040	254,430
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	340,685
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	209,177
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	23,000	155,302
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,240,482
*	Shenzhen MTC Co. Ltd., Class A	282,100	196,185
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	166,388
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	453,503
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	184,332
	Shenzhen SC New Energy Technology Corp., Class A	12,566	186,953

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen SED Industry Co. Ltd., Class A	30,800	$140,479
	Shenzhen Senior Technology Material Co. Ltd., Class A	75,301	187,764
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	296,196
	Shenzhen Sunway Communication Co. Ltd., Class A	27,400	76,047
	Shenzhen Transsion Holdings Co. Ltd., Class A	45,412	715,795
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	341,543
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	263,881
	Shenzhou International Group Holdings Ltd.	560,400	5,382,732
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	70,456	320,580
	Shinghwa Advanced Material Group Co. Ltd., Class A	16,300	153,887
*	Siasun Robot & Automation Co. Ltd., Class A	32,200	51,897
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	310,720
*	Sichuan Development Lomon Co. Ltd., Class A	181,500	245,369
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,595,900	637,454
	Sichuan Hexie Shuangma Co. Ltd., Class A	36,500	101,377
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	594,233
*	Sichuan New Energy Power Co. Ltd.	86,800	183,971
	Sichuan Road & Bridge Group Co. Ltd., Class A	264,600	606,150
	Sichuan Swellfun Co. Ltd., Class A	23,700	224,689
	Sichuan Teway Food Group Co. Ltd., Class A	8,400	20,836
	Sichuan Yahua Industrial Group Co. Ltd., Class A	100,100	271,932
	Sieyuan Electric Co. Ltd., Class A	63,100	419,253
	Sino Biopharmaceutical Ltd.	9,302,500	5,163,824
	Sinocare, Inc., Class A	10,000	41,542
	Sinofibers Technology Co. Ltd., Class A	17,400	131,787
	Sinolink Securities Co. Ltd., Class A	232,100	315,519
	Sinoma International Engineering Co., Class A	299,800	625,128
	Sinoma Science & Technology Co. Ltd., Class A	190,294	580,869
	Sinomine Resource Group Co. Ltd., Class A	23,500	258,630
	Sinopharm Group Co. Ltd., Class H	2,188,000	7,750,503
	Sinosoft Co. Ltd., Class A	37,280	210,067
*	Skshu Paint Co. Ltd., Class A	7,648	113,357
	Skyworth Digital Co. Ltd., Class A	76,793	182,353
# Ω	Smoore International Holdings Ltd.	2,712,000	3,170,369
	Songcheng Performance Development Co. Ltd., Class A	85,200	179,515
	Sonoscape Medical Corp., Class A	15,300	120,846
	SooChow Securities Co. Ltd., Class A	334,850	350,871
	Southwest Securities Co. Ltd., Class A	707,636	393,219
	StarPower Semiconductor Ltd., Class A	3,300	115,669
	State Grid Information & Communication Co. Ltd., Class A	75,800	203,661
*	STO Express Co. Ltd., Class A	94,000	145,671
	Sungrow Power Supply Co. Ltd., Class A	31,600	516,144
	Sunny Optical Technology Group Co. Ltd.	741,500	7,835,659
	Sunresin New Materials Co. Ltd., Class A	8,850	115,033
	Sunwoda Electronic Co. Ltd., Class A	74,600	181,569
	Suofeiya Home Collection Co. Ltd., Class A	27,570	75,342
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	152,400	544,781
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,476	138,077
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	140,917
	Taiji Computer Corp. Ltd., Class A	28,500	165,823
	Tangshan Jidong Cement Co. Ltd., Class A	321,700	379,384
	TangShan Port Group Co. Ltd., Class A	531,500	303,325
	Tayho Advanced Materials Group Co. Ltd., Class A	11,900	35,940
	TBEA Co. Ltd., Class A	217,400	710,699
	TCL Technology Group Corp., Class A	917,180	530,373
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	112,100	673,995
	Tencent Holdings Ltd.	3,556,400	157,961,459
*	Tencent Music Entertainment Group, ADR	730,433	5,412,509
	Thunder Software Technology Co. Ltd., Class A	13,300	162,555

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tian Di Science & Technology Co. Ltd., Class A	466,820	$368,613
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	263,896
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	193,100	160,962
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	30,300	188,491
	Tianma Microelectronics Co. Ltd., Class A	161,455	230,130
	Tianshan Aluminum Group Co. Ltd., Class A	216,300	226,906
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	395,301
*	Tibet Summit Resources Co. Ltd., Class A	86,100	244,393
	Tingyi Cayman Islands Holding Corp.	2,448,000	4,278,004
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	247,130
	Tofflon Science & Technology Group Co. Ltd., Class A	65,800	233,692
	Toly Bread Co. Ltd., Class A	182,238	301,846
*	TongFu Microelectronics Co. Ltd., Class A	167,000	432,814
	Tongkun Group Co. Ltd., Class A	157,809	294,472
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	480,808
	Tongwei Co. Ltd., Class A	209,300	1,206,651
*	Topchoice Medical Corp., Class A	13,300	229,493
Ω	Topsports International Holdings Ltd.	796,000	709,585
	Transfar Zhilian Co. Ltd., Class A	287,626	229,427
	TravelSky Technology Ltd., Class H	183,000	365,291
	Trina Solar Co. Ltd., Class A	45,346	322,737
*	Trip.com Group Ltd., ADR	329,607	11,704,345
*	Trip.com Group Ltd.	99,700	3,544,826
	TRS Information Technology Corp. Ltd., Class A	32,200	108,041
	Tsingtao Brewery Co. Ltd., Class H	370,000	3,961,080
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	579,587
	Unisplendour Corp. Ltd., Class A	98,960	424,366
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	224,784
	Valiant Co. Ltd., Class A	56,000	148,306
*	Vipshop Holdings Ltd., ADR	534,579	8,392,890
	Walvax Biotechnology Co. Ltd., Class A	27,700	127,836
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,708,957
	Want Want China Holdings Ltd.	6,370,000	4,062,501
	Wanxiang Qianchao Co. Ltd., Class A	189,000	139,093
	Weichai Power Co. Ltd., Class H	2,550,800	3,770,441
	Weifu High-Technology Group Co. Ltd., Class A	52,714	127,323
	Weihai Guangwei Composites Co. Ltd., Class A	20,829	156,855
	Wens Foodstuffs Group Co. Ltd., Class A	164,980	471,609
	Western Securities Co. Ltd., Class A	471,900	456,900
	Western Superconducting Technologies Co. Ltd., Class A	20,923	235,784
	Wharf Holdings Ltd.	995,000	2,275,176
	Will Semiconductor Co. Ltd., Class A	41,921	554,298
	Wingtech Technology Co. Ltd., Class A	47,900	364,877
	Winner Medical Co. Ltd., Class A	5,100	44,758
	Winning Health Technology Group Co. Ltd., Class A	166,200	270,894
	Wolong Electric Group Co. Ltd., Class A	143,200	254,031
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	484,912
	Wuhan DR Laser Technology Corp. Ltd., Class A	4,760	67,200
	Wuhan Guide Infrared Co. Ltd., Class A	106,841	170,524
	Wuhu Token Science Co. Ltd., Class A	200,630	178,255
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,251,296
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	504,755
Ω	WuXi AppTec Co. Ltd., Class H	162,260	1,427,065
* Ω	Wuxi Biologics Cayman, Inc.	1,311,500	7,820,260
	XCMG Construction Machinery Co. Ltd., Class A	472,203	467,994
	Xiamen C & D, Inc., Class A	153,900	269,864
	Xiamen Faratronic Co. Ltd., Class A	12,100	233,138
	Xiamen ITG Group Corp. Ltd., Class A	163,430	215,200
	Xiamen Tungsten Co. Ltd., Class A	107,480	303,930

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Xiangyu Co. Ltd., Class A	213,900	$329,654
	Xi’an Triangle Defense Co. Ltd., Class A	36,484	189,007
	Xiangcai Co. Ltd., Class A	98,400	119,635
	Xianhe Co. Ltd., Class A	39,900	139,907
* Ω	Xiaomi Corp., Class B	11,267,400	15,992,987
	Xinfengming Group Co. Ltd., Class A	153,500	228,502
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	611,759	501,677
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	109,954
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	216,200	204,364
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	161,041
	Xinyi Solar Holdings Ltd.	5,015,103	5,391,720
# *	XPeng, Inc., Class A	634,100	3,027,792
	Xuji Electric Co. Ltd., Class A	90,600	295,113
Ω	Yadea Group Holdings Ltd.	994,000	2,324,000
	Yangling Metron New Material, Inc., Class A	27,640	182,264
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	335,723
	Yankuang Energy Group Co. Ltd., Class H	1,768,000	6,065,255
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	37,631
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	68,955	270,651
	Yealink Network Technology Corp. Ltd., Class A	41,840	398,784
	Yifeng Pharmacy Chain Co. Ltd., Class A	36,334	261,761
	Yintai Gold Co. Ltd., Class A	195,817	364,160
	Yixintang Pharmaceutical Group Co. Ltd., Class A	44,500	185,594
	YongXing Special Materials Technology Co. Ltd., Class A	42,770	395,257
	Yonyou Network Technology Co. Ltd., Class A	83,500	261,088
	Youngor Group Co. Ltd., Class A	340,604	337,532
*	Youngy Co. Ltd., Class A	13,700	139,921
	YTO Express Group Co. Ltd., Class A	174,400	436,126
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	176,354
	Yum China Holdings, Inc.	268,973	16,455,768
	Yunda Holding Co. Ltd., Class A	239,790	420,800
	Yunnan Aluminium Co. Ltd., Class A	373,200	768,724
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	460,025
	Yunnan Copper Co. Ltd., Class A	308,200	561,849
	Yunnan Energy New Material Co. Ltd., Class A	30,462	458,699
	Yunnan Tin Co. Ltd., Class A	202,000	451,238
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	985,021
	Zhefu Holding Group Co. Ltd., Class A	607,423	335,233
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	454,370
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,600	110,161
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	455,260
	Zhejiang Chint Electrics Co. Ltd., Class A	136,021	512,874
	Zhejiang Crystal-Optech Co. Ltd., Class A	92,800	155,951
	Zhejiang Dahua Technology Co. Ltd., Class A	109,713	372,283
	Zhejiang Dingli Machinery Co. Ltd., Class A	23,170	171,124
	Zhejiang Hailiang Co. Ltd., Class A	143,800	253,077
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	128,806
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	135,440	383,171
	Zhejiang Huayou Cobalt Co. Ltd., Class A	64,211	483,759
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	534,906
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	185,471
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	29,300	135,752
	Zhejiang Juhua Co. Ltd., Class A	164,000	359,326
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	438,570
*	Zhejiang Narada Power Source Co. Ltd., Class A	56,700	164,818
	Zhejiang NHU Co. Ltd., Class A	264,988	653,781
	Zhejiang Supor Co. Ltd., Class A	47,603	354,187
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	112,003	296,075
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	199,808

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	29,000	$194,024
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	19,894	35,993
	Zhejiang Yongtai Technology Co. Ltd., Class A	60,300	148,880
	Zheshang Securities Co. Ltd., Class A	270,063	400,054
	Zhongji Innolight Co. Ltd., Class A	55,527	722,513
	Zhongjin Gold Corp. Ltd., Class A	428,700	738,676
	Zhongsheng Group Holdings Ltd.	1,088,500	4,649,543
	Zhuzhou CRRC Times Electric Co. Ltd.	588,600	2,375,587
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	42,700	254,162
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	405,320
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	379,560	390,068
	Zijin Mining Group Co. Ltd., Class H	5,099,000	8,632,891
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,859,600	1,015,052
	ZTE Corp., Class H	706,085	2,274,147
	ZTO Express Cayman, Inc., ADR	285,625	7,906,100
	ZTO Express Cayman, Inc.	10,600	291,845

TOTAL CHINA			1,251,589,622

COLOMBIA — (0.1%)
	BAC Holding International Corp.	1,290,635	62,362
	Banco de Bogota SA	22,543	164,106
	Bancolombia SA, Sponsored ADR	46,930	1,149,785
	Bancolombia SA	108,694	832,904
	Ecopetrol SA	2,140,333	1,042,376
	Grupo Argos SA	298,400	562,120
	Grupo Energia Bogota SA ESP	512,079	196,199
	Interconexion Electrica SA ESP	161,557	625,870

TOTAL COLOMBIA			4,635,722

CZECH REPUBLIC — (0.2%)
#	CEZ AS	106,811	5,734,265
	Komercni Banka AS	71,546	2,310,123
Ω	Moneta Money Bank AS	450,001	1,649,980

TOTAL CZECH REPUBLIC			9,694,368

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	1,319,169	1,598,544

GREECE — (0.4%)
*	Alpha Services & Holdings SA	1,682,552	2,109,305
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,942,267
* ††	FF Group	12,618	0
	Hellenic Energy Holdings SA	90,051	715,032
	Hellenic Telecommunications Organization SA	136,397	1,992,990
	JUMBO SA	96,587	2,225,315
	Motor Oil Hellas Corinth Refineries SA	91,962	2,191,782
	Mytilineos SA	67,692	1,963,934
*	National Bank of Greece SA	286,179	1,497,619
	OPAP SA	113,020	1,927,297
*	Piraeus Financial Holdings SA	358,559	848,219
*	Public Power Corp. SA	76,994	664,426
	Terna Energy SA	61,572	1,364,929

TOTAL GREECE			19,443,115

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	832,401	$6,750,155
	OTP Bank Nyrt	99,554	3,033,700
	Richter Gedeon Nyrt	90,600	2,188,217

TOTAL HUNGARY			11,972,072

INDIA — (15.3%)
	Aarti Industries Ltd.	231,928	1,595,565
*	Aarti Pharmalabs Ltd.	57,982	259,989
	ABB India Ltd.	42,105	1,760,371
	ACC Ltd.	72,319	1,563,053
	Adani Enterprises Ltd.	51,782	1,222,341
*	Adani Green Energy Ltd.	89,876	1,050,295
	Adani Ports & Special Economic Zone Ltd.	377,815	3,157,031
*	Adani Power Ltd.	716,345	1,975,662
	Adani Total Gas Ltd.	76,045	879,495
*	Adani Transmission Ltd.	132,275	1,671,552
*	Aditya Birla Capital Ltd.	568,134	1,165,931
	Alkem Laboratories Ltd.	17,972	774,634
	Ambuja Cements Ltd.	409,686	1,994,717
	APL Apollo Tubes Ltd.	45,360	663,836
	Apollo Hospitals Enterprise Ltd.	77,348	4,287,582
	Ashok Leyland Ltd.	1,078,208	1,925,287
	Asian Paints Ltd.	220,693	7,831,507
	Astral Ltd.	135,420	2,407,503
Ω	AU Small Finance Bank Ltd.	166,635	1,356,540
	Aurobindo Pharma Ltd.	292,903	2,207,028
* Ω	Avenue Supermarts Ltd.	53,575	2,308,832
	Axis Bank Ltd.	1,326,166	13,998,877
	Bajaj Auto Ltd.	64,343	3,474,981
	Bajaj Finance Ltd.	131,798	10,138,401
	Bajaj Finserv Ltd.	159,010	2,644,065
	Bajaj Holdings & Investment Ltd.	39,468	3,332,058
	Balkrishna Industries Ltd.	110,491	2,816,108
* Ω	Bandhan Bank Ltd.	603,569	1,697,445
	Bank of Baroda	970,898	2,245,915
	Bank of India	261,403	269,497
	Berger Paints India Ltd.	194,217	1,452,386
	Bharat Electronics Ltd.	4,884,542	6,177,131
	Bharat Forge Ltd.	271,888	2,664,040
	Bharat Petroleum Corp. Ltd.	434,684	1,895,666
	Bharti Airtel Ltd.	1,469,776	14,380,942
	Biocon Ltd.	396,886	1,127,781
	Bosch Ltd.	4,746	1,126,388
	Britannia Industries Ltd.	54,714	3,037,301
	Canara Bank	364,746	1,419,010
	CG Power & Industrial Solutions Ltd.	426,835	1,610,786
	Cholamandalam Investment & Finance Co. Ltd.	510,483	5,474,294
	Cipla Ltd.	490,971	5,467,722
	Coal India Ltd.	649,232	1,854,874
	Colgate-Palmolive India Ltd.	122,914	2,392,424
	Container Corp. of India Ltd.	293,158	2,194,833
	Coromandel International Ltd.	60,562	700,663
	Cummins India Ltd.	81,546	1,573,068
	Dabur India Ltd.	338,762	2,211,471
	Dalmia Bharat Ltd.	51,855	1,271,242
	Deepak Nitrite Ltd.	86,786	2,003,620
	Divi’s Laboratories Ltd.	72,911	2,918,214
	DLF Ltd.	478,113	2,492,389
	Dr Reddy’s Laboratories Ltd., ADR	102,286	6,184,212

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories Ltd.	33,811	$2,030,675
	Eicher Motors Ltd.	86,505	3,499,670
	Federal Bank Ltd.	142,671	236,248
	GAIL India Ltd.	2,768,010	3,636,689
	GAIL India Ltd., GDR	153,552	1,219,063
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	494,275
*	Godrej Consumer Products Ltd.	229,531	2,558,473
*	Godrej Properties Ltd.	90,173	1,456,617
	Grasim Industries Ltd.	235,894	4,965,016
	Gujarat Fluorochemicals Ltd.	13,111	545,212
	Gujarat Gas Ltd.	139,066	797,444
	Havells India Ltd.	137,674	2,073,697
	HCL Technologies Ltd.	649,423	8,481,804
Ω	HDFC Asset Management Co. Ltd.	57,914	1,254,480
	HDFC Bank Ltd.	1,437,186	29,706,188
Ω	HDFC Life Insurance Co. Ltd.	302,310	1,965,194
	Hero MotoCorp Ltd.	154,403	4,844,556
	Hindalco Industries Ltd.	2,190,616	11,737,454
	Hindustan Aeronautics Ltd.	73,506	2,630,355
	Hindustan Petroleum Corp. Ltd.	547,972	1,682,260
	Hindustan Unilever Ltd.	440,646	13,267,083
	Honeywell Automation India Ltd.	1,476	642,872
	Housing Development Finance Corp. Ltd.	698,934	23,765,926
	ICICI Bank Ltd., Sponsored ADR	649,989	14,787,238
	ICICI Bank Ltd.	1,390,129	15,710,363
Ω	ICICI Lombard General Insurance Co. Ltd.	157,840	2,085,952
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	965,800
*	IDFC First Bank Ltd.	3,037,968	2,313,981
	Indian Bank.	120,097	474,650
	Indian Hotels Co. Ltd.	484,337	2,013,925
	Indian Oil Corp. Ltd.	1,227,595	1,222,641
*	Indian Overseas Bank	1,569,149	497,046
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	2,227,137
Ω	Indian Railway Finance Corp. Ltd.	1,263,052	491,349
	Indraprastha Gas Ltd.	248,390	1,504,669
	Indus Towers Ltd.	1,085,308	2,059,578
	IndusInd Bank Ltd.	317,938	4,503,039
	Info Edge India Ltd.	53,431	2,474,155
	Infosys Ltd., Sponsored ADR	429,715	6,677,771
	Infosys Ltd.	1,779,532	27,461,060
* Ω	InterGlobe Aviation Ltd.	44,288	1,097,925
	Ipca Laboratories Ltd.	58,404	506,886
	ITC Ltd.	1,903,270	9,940,260
	Jindal Steel & Power Ltd.	801,679	5,727,959
	JSW Energy Ltd.	377,303	1,200,721
	JSW Steel Ltd.	1,033,707	9,213,903
	Jubilant Foodworks Ltd.	480,298	2,635,280
	Kansai Nerolac Paints Ltd.	90,802	422,408
	Kotak Mahindra Bank Ltd.	409,889	9,729,949
Ω	L&T Technology Services Ltd.	25,917	1,207,918
	Larsen & Toubro Ltd.	411,559	11,909,908
	Linde India Ltd.	3,525	172,881
Ω	LTIMindtree Ltd.	52,873	2,868,356
	Lupin Ltd.	226,834	1,964,517
	Mahindra & Mahindra Financial Services Ltd.	242,496	771,553
	Mahindra & Mahindra Ltd.	905,189	13,599,181
	Marico Ltd.	535,354	3,264,065
	Maruti Suzuki India Ltd.	41,842	4,415,284
*	Max Financial Services Ltd.	54,912	428,425

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Max Healthcare Institute Ltd.	291,073	$1,625,638
	Motherson Sumi Wiring India Ltd.	1,855,705	1,224,356
	Mphasis Ltd.	110,209	2,464,831
	MRF Ltd.	2,139	2,329,013
	Muthoot Finance Ltd.	242,710	3,027,180
	Nestle India Ltd.	20,232	5,386,955
	NHPC Ltd.	1,327,907	718,521
	NMDC Ltd.	1,251,805	1,668,247
* ††	NMDC Steel Ltd.	1,251,805	565,969
	NTPC Ltd.	1,541,570	3,251,436
	Oberoi Realty Ltd.	101,713	1,137,707
	Oil & Natural Gas Corp. Ltd.	877,424	1,708,506
	One 97 Communications Ltd.	11,484	91,656
	Oracle Financial Services Software Ltd.	32,810	1,437,644
	Page Industries Ltd.	7,482	3,696,241
	Persistent Systems Ltd.	53,578	3,114,565
	Petronet LNG Ltd.	1,564,099	4,539,990
	PI Industries Ltd.	68,216	2,822,956
	Pidilite Industries Ltd.	83,120	2,460,024
*	Piramal Pharma Ltd.	470,376	406,431
	Polycab India Ltd.	32,740	1,282,791
	Power Finance Corp. Ltd.	2,196,312	4,579,436
	Power Grid Corp. of India Ltd.	1,428,971	4,139,408
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,742,158
	Punjab National Bank	1,966,565	1,262,768
	REC Ltd.	1,685,443	2,733,077
	Reliance Industries Ltd.	1,374,995	40,823,304
	Samvardhana Motherson International Ltd.	2,006,116	1,810,626
	SBI Cards & Payment Services Ltd.	121,458	1,147,636
Ω	SBI Life Insurance Co. Ltd.	140,554	1,963,569
	Schaeffler India Ltd.	22,265	758,778
	Shree Cement Ltd.	5,296	1,564,288
	Shriram Finance Ltd.	254,074	4,152,999
	Siemens Ltd.	25,712	1,089,106
	Solar Industries India Ltd.	16,323	763,584
	SRF Ltd.	145,407	4,521,146
	State Bank of India	933,814	6,606,195
	State Bank of India, GDR	3,115	219,296
	Steel Authority of India Ltd.	2,006,703	2,036,723
	Sun Pharmaceutical Industries Ltd.	438,723	5,300,412
	Sundaram Finance Holdings Ltd.	40,687	42,216
	Sundaram Finance Ltd.	964	27,914
	Supreme Industries Ltd.	25,770	856,397
	Tata Chemicals Ltd.	90,622	1,057,944
	Tata Communications Ltd.	108,655	1,691,190
	Tata Consultancy Services Ltd.	551,248	21,765,739
	Tata Consumer Products Ltd.	452,579	4,223,590
	Tata Elxsi Ltd.	32,921	2,680,459
*	Tata Motors Ltd.	1,872,878	11,162,912
	Tata Power Co. Ltd.	876,822	2,169,011
	Tata Steel Ltd.	11,675,250	15,485,845
	Tech Mahindra Ltd.	610,317	7,668,476
	Thermax Ltd.	1,412	39,617
	Titan Co. Ltd.	181,344	5,864,627
	Torrent Pharmaceuticals Ltd.	137,581	2,775,954
	Trent Ltd.	124,912	2,089,674
	Tube Investments of India Ltd.	67,707	2,144,634
	TVS Motor Co. Ltd.	213,326	2,979,093
	UltraTech Cement Ltd.	59,834	5,527,201

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Union Bank of India Ltd.	739,695	$688,639
	United Breweries Ltd.	45,973	831,521
*	United Spirits Ltd.	259,011	2,466,543
	UNO Minda Ltd.	96,341	614,121
	UPL Ltd.	1,035,734	9,386,066
	Varun Beverages Ltd.	187,056	3,307,995
	Vedanta Ltd.	1,321,724	4,531,608
	Voltas Ltd.	162,390	1,589,043
	Wipro Ltd.	823,282	3,895,296
	Zydus Lifesciences Ltd.	310,331	1,978,708

TOTAL INDIA			698,062,738

INDONESIA — (2.1%)
	Adaro Energy Indonesia Tbk PT	26,638,800	5,702,409
*	Allo Bank Indonesia Tbk PT	285,800	24,965
	Aneka Tambang Tbk PT	6,383,200	918,253
	Astra International Tbk PT	16,277,210	7,508,170
	Bank Central Asia Tbk PT	24,391,800	15,094,889
*	Bank Jago Tbk PT	251,500	35,689
	Bank Mandiri Persero Tbk PT	20,972,668	7,413,833
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,803,999
	Bank Pan Indonesia Tbk PT	558,900	42,115
	Bank Rakyat Indonesia Persero Tbk PT	31,428,776	10,952,273
	Bank Syariah Indonesia Tbk PT	8,391,623	991,188
	Barito Pacific Tbk PT	14,022,256	799,617
	Bukit Asam Tbk PT	7,759,200	2,194,491
*	Bumi Resources Tbk PT	47,826,200	395,299
*	Capital Financial Indonesia Tbk PT	4,941,700	227,377
	Charoen Pokphand Indonesia Tbk PT	5,178,400	1,621,229
	Elang Mahkota Teknologi Tbk PT	10,303,900	497,420
	Gudang Garam Tbk PT	458,300	889,260
	Indah Kiat Pulp & Paper Tbk PT	3,417,500	1,815,970
	Indo Tambangraya Megah Tbk PT	733,000	1,667,580
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	1,133,717
	Indofood CBP Sukses Makmur Tbk PT	1,193,300	861,604
	Indofood Sukses Makmur Tbk PT	5,902,700	2,598,205
	Indosat Tbk PT	968,600	462,908
	Kalbe Farma Tbk PT	12,576,600	1,820,887
	Mayora Indah Tbk PT	2,611,225	463,231
*	Merdeka Copper Gold Tbk PT	3,606,495	972,883
	Mitra Keluarga Karyasehat Tbk PT	4,585,000	903,677
*	MNC Digital Entertainment Tbk PT	383,000	105,306
	Perusahaan Gas Negara Tbk PT	9,214,200	901,364
	Sarana Menara Nusantara Tbk PT	22,264,500	1,559,242
	Semen Indonesia Persero Tbk PT	4,306,129	1,751,410
	Sinar Mas Agro Resources & Technology Tbk PT	990,800	364,798
	Sumber Alfaria Trijaya Tbk PT	10,728,700	2,121,409
	Telkom Indonesia Persero Tbk PT	22,978,700	6,655,749
	Tower Bersama Infrastructure Tbk PT	5,349,200	752,311
	Transcoal Pacific Tbk PT	1,072,800	561,332
	Unilever Indonesia Tbk PT	4,594,500	1,379,999
	United Tractors Tbk PT	3,132,496	6,183,782
*	Vale Indonesia Tbk PT	2,498,500	1,194,193
	XL Axiata Tbk PT	8,075,839	966,602

TOTAL INDONESIA			96,310,635

KUWAIT — (0.2%)
	Agility Public Warehousing Co. KSC	439,383	883,211

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Al Ahli Bank of Kuwait KSCP	10,211	$10,829
	Boubyan Bank KSCP	327,730	720,803
	Gulf Bank KSCP	37,873	34,728
	Kuwait Finance House KSCP	1,956,968	4,751,131
	Kuwait Telecommunications Co.	160,831	310,169
	Mabanee Co. KPSC	121,487	301,289
	Mobile Telecommunications Co. KSCP	62,728	116,470
	National Bank of Kuwait SAKP	745,987	2,441,589
	Warba Bank KSCP	259,437	193,022

TOTAL KUWAIT			9,763,241

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd	754,000	563,514
	AMMB Holdings Bhd	2,079,659	1,686,558
	Axiata Group Bhd	1,981,532	1,331,410
	Batu Kawan Bhd	120,100	586,866
#	BIMB Holdings Bhd	844,655	380,668
	Bursa Malaysia Bhd	349,100	491,761
#	Carlsberg Brewery Malaysia Bhd, Class B	142,900	677,800
#	CELCOMDIGI BHD	1,985,320	1,960,750
	CIMB Group Holdings Bhd	3,048,470	3,463,432
	D&O Green Technologies Bhd	534,500	494,457
	Dialog Group Bhd	2,206,018	1,135,735
	FGV Holdings Bhd	168,700	56,770
	Fraser & Neave Holdings Bhd	137,200	816,992
	Gamuda Bhd	2,104,704	1,960,551
	Genting Bhd	1,808,100	1,909,761
	Genting Malaysia Bhd	2,150,900	1,310,012
	Genting Plantations Bhd	294,500	396,335
*	Greatech Technology Bhd	154,400	166,744
#	HAP Seng Consolidated Bhd	696,400	772,277
#	Hartalega Holdings Bhd	2,543,900	1,075,112
	Heineken Malaysia Bhd	143,700	906,988
#	Hong Leong Bank Bhd	259,166	1,171,253
	Hong Leong Financial Group Bhd	254,683	1,035,365
#	IHH Healthcare Bhd	744,900	958,586
#	IJM Corp. Bhd	1,900,700	666,199
#	Inari Amertron Bhd	2,740,900	1,422,936
#	IOI Corp. Bhd	1,534,905	1,318,403
	IOI Properties Group Bhd	1,450,429	377,785
	Kuala Lumpur Kepong Bhd	392,146	1,894,091
	Malayan Banking Bhd	2,464,719	4,789,639
	Malaysia Airports Holdings Bhd	574,941	909,956
	Malaysian Pacific Industries Bhd	81,000	518,116
#	Maxis Bhd	1,355,100	1,338,656
	MISC Bhd	629,598	1,031,776
Ω	MR DIY Group M Bhd	1,080,650	383,698
#	My EG Services Bhd	5,751,538	1,022,528
	Nestle Malaysia Bhd	43,200	1,312,813
#	Petronas Chemicals Group Bhd	1,318,100	2,097,556
#	Petronas Dagangan Bhd	172,900	878,613
	Petronas Gas Bhd	360,800	1,367,549
#	PMB Technology Bhd	8,800	8,212
	PPB Group Bhd	495,880	1,807,925
	Press Metal Aluminium Holdings Bhd	1,958,700	2,269,699
	Public Bank Bhd	8,022,870	7,005,963
	QL Resources Bhd	765,685	970,208
	RHB Bank Bhd	1,681,678	2,068,576
	Scientex Bhd	251,200	192,281

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Sime Darby Bhd	4,048,561	$1,972,708
	Sime Darby Plantation Bhd	1,349,221	1,298,604
	Sunway Bhd	2,164,182	762,791
	Telekom Malaysia Bhd	517,329	576,371
#	Tenaga Nasional Bhd	985,950	1,969,272
	TIME dotCom Bhd	1,203,100	1,482,141
# *	Top Glove Corp. Bhd	5,149,500	1,135,591
	United Plantations Bhd	124,500	462,342
	ViTrox Corp. Bhd	263,100	472,878
	Westports Holdings Bhd	745,700	591,469
#	Yinson Holdings Bhd	1,557,840	915,986
	YTL Corp. Bhd	6,697,612	993,041
	YTL Power International Bhd	954,500	235,999

TOTAL MALAYSIA			73,832,068

MEXICO — (2.6%)
	Alfa SAB de CV, Class A	3,644,269	2,326,884
	America Movil SAB de CV, Class B	16,121,214	17,385,931
	Arca Continental SAB de CV	344,314	3,289,075
	Becle SAB de CV	306,550	709,620
*	Cemex SAB de CV	11,931,285	7,173,569
*	Cemex SAB de CV, Sponsored ADR	66,225	397,350
	Coca-Cola Femsa SAB de CV	352,760	2,921,829
	El Puerto de Liverpool SAB de CV, Class C1	158,233	972,306
	Fomento Economico Mexicano SAB de CV	748,304	7,278,479
	Gruma SAB de CV, Class B	237,076	3,722,909
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,878	1,754,036
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	239,840	4,264,549
	Grupo Aeroportuario del Sureste SAB de CV, ADR	11,567	3,311,863
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	85,656
	Grupo Bimbo SAB de CV, Class A	745,854	4,003,165
	Grupo Carso SAB de CV	406,705	2,308,647
	Grupo Comercial Chedraui SA de CV	14,937	88,312
#	Grupo Elektra SAB de CV	35,720	2,290,554
	Grupo Financiero Banorte SAB de CV, Class O	2,024,988	17,549,633
# *	Grupo Financiero Inbursa SAB de CV, Class O	1,954,340	4,776,201
	Grupo Mexico SAB de CV, Class B	2,030,191	9,928,791
*	Industrias Penoles SAB de CV	160,966	2,488,865
	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	3,499,244
	Orbia Advance Corp. SAB de CV	2,067,520	4,760,718
*	Organizacion Soriana SAB de CV, Class B	360,339	623,897
# *	Sitios Latinoamerica SAB de CV	873,129	354,020
	Wal-Mart de Mexico SAB de CV	2,505,757	10,099,959

TOTAL MEXICO			118,366,062

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	90,246
#	Cia de Minas Buenaventura SAA, ADR	53,274	376,647
	Credicorp Ltd.	34,826	4,718,227

TOTAL PERU			5,185,120

PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	786,220	778,471
	Aboitiz Power Corp.	1,226,700	843,536
	ACEN Corp.	4,416,306	480,770
	Ayala Corp.	111,872	1,295,752
	Ayala Land, Inc.	2,940,018	1,420,914
	Bank of the Philippine Islands	1,589,502	3,091,721

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	BDO Unibank, Inc.	1,864,754	$4,860,564
	DMCI Holdings, Inc.	1,680,900	298,234
	Emperador, Inc.	1,290,100	486,827
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	28,287	870,384
	International Container Terminal Services, Inc.	610,640	2,394,737
	JG Summit Holdings, Inc.	2,389,619	2,193,637
	Jollibee Foods Corp.	294,860	1,199,097
	Manila Electric Co.	109,980	674,592
	Metropolitan Bank & Trust Co.	2,836,738	3,005,007
Ω	Monde Nissin Corp.	382,600	64,688
	PLDT, Inc., Sponsored ADR	2,502	54,068
	PLDT, Inc.	86,285	1,877,625
	San Miguel Corp.	1,213,110	2,326,690
	San Miguel Food & Beverage, Inc.	85,800	73,084
	Semirara Mining & Power Corp.	481,300	235,130
	SM Investments Corp.	102,383	1,659,056
	SM Prime Holdings, Inc.	4,214,410	2,588,854
	Union Bank of the Philippines	83,737	125,408
	Universal Robina Corp.	573,030	1,524,923
	Wilcon Depot, Inc.	297,500	155,677

TOTAL PHILIPPINES			34,579,446

POLAND — (0.9%)
* Ω	Allegro.eu SA	105,206	829,258
	Asseco Poland SA	50,242	1,019,361
	Bank Handlowy w Warszawie SA	22,758	491,594
*	Bank Millennium SA	172,491	204,715
	Bank Polska Kasa Opieki SA	110,293	2,551,858
	Budimex SA	8,370	737,648
#	CD Projekt SA	56,327	1,536,972
	Cyfrowy Polsat SA	309,470	1,297,851
* Ω	Dino Polska SA	30,321	3,092,234
	ING Bank Slaski SA	23,288	885,774
	Inter Cars SA	1,409	174,419
# *	Jastrzebska Spolka Weglowa SA	95,696	990,410
	KGHM Polska Miedz SA	94,182	2,709,198
	KRUK SA	9,417	850,169
	LPP SA	737	2,124,542
*	mBank SA	18,110	1,515,949
	Orange Polska SA	653,211	1,138,079
*	Pepco Group NV	96,923	929,440
*	PGE Polska Grupa Energetyczna SA	642,822	1,064,865
	Polski Koncern Naftowy Orlen SA	537,177	8,195,343
	Powszechna Kasa Oszczednosci Bank Polski SA	419,222	3,241,446
	Powszechny Zaklad Ubezpieczen SA	358,952	3,306,985
	Santander Bank Polska SA	18,162	1,477,227

TOTAL POLAND			40,365,337

QATAR — (0.8%)
	Barwa Real Estate Co.	242,593	167,524
	Commercial Bank PSQC	1,246,337	2,021,090
	Industries Qatar QSC	687,805	2,423,574
	Masraf Al Rayan QSC	4,010,504	2,830,344
	Mesaieed Petrochemical Holding Co.	3,448,812	1,886,891
	Ooredoo QPSC	1,353,316	3,682,766
	Qatar Electricity & Water Co. QSC	382,308	1,757,596
	Qatar Fuel QSC	385,631	1,760,337

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Gas Transport Co. Ltd.	3,740,749	$4,080,532
	Qatar International Islamic Bank QSC	621,126	1,698,100
	Qatar Islamic Bank SAQ	785,263	3,881,023
	Qatar National Bank QPSC	2,678,365	11,341,126
	Qatar Navigation QSC	66,801	166,323

TOTAL QATAR			37,697,226

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC, GDR	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rosneft Oil Co. PJSC, GDR	275,526	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC, Sponsored ADR	122,269	0
* ††	VTB Bank PJSC, GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0

SAUDI ARABIA — (4.0%)
	Abdullah Al Othaim Markets Co.	35,857	1,374,719
	ACWA Power Co.	17,045	717,027
	Advanced Petrochemical Co.	93,670	1,196,181
	Al Rajhi Bank	1,034,714	21,356,441
	Alinma Bank	765,866	6,520,020
	Almarai Co. JSC	156,279	2,465,350
	Arab National Bank	592,449	4,344,216
	Arabian Centres Co. Ltd.	74,422	431,788
	Arabian Internet & Communications Services Co.	21,153	1,583,418
*	Bank AlBilad	366,427	4,084,042
	Bank Al-Jazira	473,561	2,477,911
	Banque Saudi Fransi	491,263	5,097,430
	Bupa Arabia for Cooperative Insurance Co.	58,283	2,749,130
*	Dar Al Arkan Real Estate Development Co.	584,678	2,523,905
	Dr Sulaiman Al Habib Medical Services Group Co.	40,198	3,087,844
	Etihad Etisalat Co.	825,705	10,183,802
	Jarir Marketing Co.	72,474	3,161,565
*	Mobile Telecommunications Co. Saudi Arabia	664,405	2,660,949
	Mouwasat Medical Services Co.	52,804	3,489,857
*	Rabigh Refining & Petrochemical Co.	502,213	1,497,034
	Riyad Bank	967,941	7,806,838
	SABIC Agri-Nutrients Co.	163,069	5,863,167
	Sahara International Petrochemical Co.	631,355	6,583,101
*	Saudi Arabian Mining Co.	512,286	9,583,224
Ω	Saudi Arabian Oil Co.	1,243,159	11,982,882
	Saudi Basic Industries Corp.	442,004	10,936,355
	Saudi British Bank	718,043	6,971,281
	Saudi Electricity Co.	366,509	2,376,027
	Saudi Industrial Investment Group	411,617	2,807,065
	Saudi Investment Bank	428,901	1,882,367
*	Saudi Kayan Petrochemical Co.	1,067,829	3,625,035

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi National Bank	901,579	$11,832,915
*	Saudi Research & Media Group	42,250	2,375,784
	Saudi Telecom Co.	976,121	11,748,566
	Savola Group	272,508	2,321,217
	Yanbu National Petrochemical Co.	267,708	3,214,077

TOTAL SAUDI ARABIA			182,912,530

SOUTH AFRICA — (3.6%)
	Absa Group Ltd.	778,123	7,569,400
	African Rainbow Minerals Ltd.	156,029	1,960,096
	Anglo American Platinum Ltd.	30,706	1,820,512
#	AngloGold Ashanti Ltd., Sponsored ADR	273,710	7,275,212
	Aspen Pharmacare Holdings Ltd.	422,830	4,232,028
	Bid Corp. Ltd.	229,014	5,217,427
	Bidvest Group Ltd.	372,608	5,104,069
	Capitec Bank Holdings Ltd.	41,839	3,647,061
	Clicks Group Ltd.	277,963	4,058,601
*	Discovery Ltd.	488,952	3,846,168
	Exxaro Resources Ltd.	326,361	3,429,180
	FirstRand Ltd.	3,071,173	10,823,648
	Gold Fields Ltd., Sponsored ADR	717,812	11,169,155
	Impala Platinum Holdings Ltd.	976,444	9,506,462
	Investec Ltd.	275,500	1,514,935
	Kumba Iron Ore Ltd.	44,362	1,078,737
	Mr Price Group Ltd.	256,073	2,106,779
	MTN Group Ltd.	1,292,967	9,081,549
	MultiChoice Group	521,156	3,260,450
	Naspers Ltd., Class N	56,057	9,992,813
	Nedbank Group Ltd.	603,296	6,969,717
	NEPI Rockcastle NV	413,564	2,496,447
	Ninety One Ltd.	225,714	510,476
*	Northam Platinum Holdings Ltd.	303,245	2,969,153
	Old Mutual Ltd.	6,452,294	4,104,317
Ω	Pepkor Holdings Ltd.	1,868,475	1,732,039
	Sanlam Ltd.	1,479,776	4,567,812
	Sasol Ltd.	81,111	1,056,235
	Sasol Ltd., Sponsored ADR	487,780	6,350,896
	Shoprite Holdings Ltd.	295,830	3,610,312
	Sibanye Stillwater Ltd.	3,103,236	6,860,735
#	Sibanye Stillwater Ltd., ADR	296,437	2,653,111
	Standard Bank Group Ltd.	688,647	6,456,573
	Vodacom Group Ltd.	315,489	2,162,473
	Woolworths Holdings Ltd.	1,130,428	4,024,974

TOTAL SOUTH AFRICA			163,219,552

SOUTH KOREA — (12.3%)
# *	Alteogen, Inc.	18,171	595,005
	Amorepacific Corp.	9,980	923,366
#	Amorepacific Group	32,258	884,414
	BGF retail Co. Ltd.	9,471	1,321,332
	BNK Financial Group, Inc.	332,888	1,656,089
	Caregen Co. Ltd.	1,359	216,822
#	Celltrion Healthcare Co. Ltd.	28,780	1,500,191
# *	Celltrion Pharm, Inc.	11,963	733,319
	Celltrion, Inc.	46,059	5,549,625
	Cheil Worldwide, Inc.	69,463	961,239
#	Chunbo Co. Ltd.	2,789	406,238
*	CJ CheilJedang Corp.	13,628	3,155,808

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ Corp.	24,910	$1,705,605
*	CJ ENM Co. Ltd.	20,708	1,236,408
	CJ Logistics Corp.	12,469	720,197
*	CosmoAM&T Co. Ltd.	12,486	1,638,385
*	Cosmochemical Co. Ltd.	7,506	328,793
	Coway Co. Ltd.	63,116	2,317,395
	CS Wind Corp.	16,801	951,173
	Daeduck Electronics Co. Ltd.	12,770	207,057
	Daejoo Electronic Materials Co. Ltd.	3,936	290,909
	Daesung Holdings Co. Ltd.	2,439	62,040
*	Daewoo Engineering & Construction Co. Ltd.	313,837	992,417
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,106	629,274
	Daewoong Pharmaceutical Co. Ltd.	732	60,541
	Daou Data Corp.	7,226	94,045
	DB HiTek Co. Ltd.	45,779	2,084,318
	DB Insurance Co. Ltd.	62,992	3,959,775
	DL E&C Co. Ltd.	57,621	1,522,476
	DL Holdings Co. Ltd.	17,437	646,099
#	Dongjin Semichem Co. Ltd.	30,624	678,761
	Dongkuk Steel Mill Co. Ltd.	41,126	368,613
#	Dongsuh Cos., Inc.	23,600	339,374
*	Dongwha Enterprise Co. Ltd.	922	34,240
	Dongwon Industries Co. Ltd.	527	18,314
	Dongwon Systems Corp.	1,506	48,439
	Doosan Bobcat, Inc.	71,251	2,733,656
*	Doosan Enerbility Co. Ltd.	182,057	2,281,167
# *	Doosan Fuel Cell Co. Ltd.	28,267	634,986
	Douzone Bizon Co. Ltd.	12,968	296,146
#	Ecopro BM Co. Ltd.	21,294	4,276,039
#	Ecopro Co. Ltd.	10,539	5,787,998
	E-MART, Inc.	20,339	1,487,540
	F&F Co. Ltd.	16,254	1,719,835
#	Fila Holdings Corp.	50,748	1,393,873
#	Foosung Co. Ltd.	47,363	480,323
	Green Cross Corp.	3,210	297,432
	GS Engineering & Construction Corp.	80,479	1,305,992
	GS Holdings Corp.	85,332	2,535,346
	GS Retail Co. Ltd.	58,202	1,159,346
	Hana Financial Group, Inc.	322,527	10,134,971
	Hanjin Kal Corp.	7,798	230,884
	Hankook Tire & Technology Co. Ltd.	82,943	2,142,158
	Hanmi Pharm Co. Ltd.	4,367	1,056,224
	Hanmi Science Co. Ltd.	7,766	254,999
	Hanmi Semiconductor Co. Ltd.	26,921	416,686
	Hanon Systems	175,388	1,205,645
	Hansol Chemical Co. Ltd.	9,131	1,521,971
	Hanwha Aerospace Co. Ltd.	27,102	2,085,535
	Hanwha Corp.	56,544	1,148,348
	Hanwha Galleria Co. Ltd.	60,094	77,407
*	Hanwha Life Insurance Co. Ltd.	349,192	648,820
*	Hanwha Solutions Corp.	53,285	1,917,352
	Hanwha Systems Co. Ltd.	18,409	195,171
	Harim Holdings Co. Ltd.	32,759	230,246
	HD Hyundai Co. Ltd.	53,908	2,390,465
	HD Hyundai Electric Co. Ltd.	6,796	257,784
	HD Hyundai Infracore Co. Ltd.	128,751	952,603
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,502	2,448,893
#	Hite Jinro Co. Ltd.	24,304	405,214
	HL Mando Co. Ltd.	37,987	1,319,706

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB, Inc.	72,164	$1,917,849
	HMM Co. Ltd.	398,652	6,106,260
	Hotel Shilla Co. Ltd.	29,605	1,808,708
*	Hugel, Inc.	2,731	232,443
*	HYBE Co. Ltd.	4,789	968,419
	Hyosung Advanced Materials Corp.	2,410	702,943
	Hyosung Corp.	9,034	445,381
	Hyosung TNC Corp.	2,612	738,433
	Hyundai Autoever Corp.	3,735	344,291
	Hyundai Department Store Co. Ltd.	6,109	236,540
	Hyundai Elevator Co. Ltd.	15,545	390,244
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,609,314
	Hyundai Glovis Co. Ltd.	24,936	3,058,913
	Hyundai Marine & Fire Insurance Co. Ltd.	92,738	2,605,372
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	870,435
	Hyundai Mobis Co. Ltd.	42,995	7,002,178
	Hyundai Motor Co.	62,124	9,202,383
*	Hyundai Rotem Co. Ltd.	47,080	1,161,027
	Hyundai Steel Co.	127,563	3,487,910
	Hyundai Wia Corp.	16,610	698,379
	Industrial Bank of Korea	288,314	2,171,225
	JB Financial Group Co. Ltd.	85,283	533,617
	JYP Entertainment Corp.	24,714	1,671,850
	Kakao Corp.	86,689	3,796,071
# *	Kakao Games Corp.	18,687	567,828
	KakaoBank Corp.	32,289	534,561
	Kangwon Land, Inc.	54,166	767,284
	KB Financial Group, Inc.	205,662	7,633,381
#	KB Financial Group, Inc., ADR	13,649	508,971
	KCC Corp.	4,724	787,454
#	KEPCO Engineering & Construction Co., Inc.	6,591	347,356
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	351,437
	Kia Corp.	184,240	11,668,521
	KIWOOM Securities Co. Ltd.	24,961	1,754,173
	Kolon Industries, Inc.	4,690	150,514
	Korea Aerospace Industries Ltd.	28,437	1,168,074
*	Korea Electric Power Corp., Sponsored ADR	3,483	24,451
*	Korea Electric Power Corp.	92,178	1,286,935
*	Korea Gas Corp.	24,489	491,323
	Korea Investment Holdings Co. Ltd.	51,532	2,129,753
	Korea Zinc Co. Ltd.	3,605	1,385,609
	Korean Air Lines Co. Ltd.	211,121	3,621,500
*	Krafton, Inc.	8,551	1,235,238
#	KT Corp., Sponsored ADR	82,100	927,730
	KT&G Corp.	54,538	3,494,871
*	Kum Yang Co. Ltd.	7,999	401,906
	Kumho Petrochemical Co. Ltd.	35,567	3,637,029
#	L&F Co. Ltd.	6,967	1,390,697
#	LEENO Industrial, Inc.	10,832	1,087,879
	LG Chem Ltd.	19,251	10,693,606
	LG Corp.	73,098	4,784,376
# *	LG Display Co. Ltd., ADR	318,593	1,790,493
*	LG Display Co. Ltd.	254,096	2,832,610
	LG Electronics, Inc.	157,679	12,948,270
	LG H&H Co. Ltd.	3,661	1,709,489
	LG Innotek Co. Ltd.	10,305	2,051,012
	LG Uplus Corp.	406,429	3,352,376
	LIG Nex1 Co. Ltd.	8,337	488,780
	Lotte Chemical Corp.	18,445	2,324,751

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Chilsung Beverage Co. Ltd.	3,039	$354,231
	Lotte Corp.	34,062	714,537
#	Lotte Energy Materials Corp.	12,480	564,604
	LOTTE Fine Chemical Co. Ltd.	27,002	1,240,101
#	Lotte Shopping Co. Ltd.	12,790	764,691
	LS Corp.	19,269	1,294,269
	LS Electric Co. Ltd.	17,507	829,573
	LX International Corp.	39,692	870,379
	LX Semicon Co. Ltd.	11,384	900,043
	Macquarie Korea Infrastructure Fund	276,444	2,572,936
	Meritz Financial Group, Inc.	104,754	3,605,792
	Mirae Asset Securities Co. Ltd.	333,586	1,733,285
	NAVER Corp.	38,269	5,544,233
	NCSoft Corp.	5,915	1,673,781
* Ω	Netmarble Corp.	17,597	856,837
	NH Investment & Securities Co. Ltd.	177,468	1,242,518
	NongShim Co. Ltd.	2,906	860,978
#	OCI Co. Ltd.	30,830	2,759,589
	Orion Corp.	17,518	1,899,267
	Ottogi Corp.	1,618	558,809
	Pan Ocean Co. Ltd.	499,545	2,038,645
*	Paradise Co. Ltd.	24,370	280,612
# *	Pearl Abyss Corp.	18,229	590,360
	POSCO Future M Co. Ltd.	8,327	2,096,052
	POSCO Holdings, Inc.	36,804	10,415,703
#	Posco International Corp.	94,648	1,902,887
*	Rainbow Robotics	1,930	139,284
	S-1 Corp.	18,458	806,123
*	Sam Chun Dang Pharm Co. Ltd.	5,104	287,983
	Samchully Co. Ltd.	1,148	131,364
* Ω	Samsung Biologics Co. Ltd.	5,311	3,106,180
	Samsung C&T Corp.	57,591	4,729,636
	Samsung Card Co. Ltd.	26,138	582,285
	Samsung Electro-Mechanics Co. Ltd.	40,653	4,396,427
	Samsung Electronics Co. Ltd.	3,140,501	154,525,480
*	Samsung Engineering Co. Ltd.	88,657	1,935,122
	Samsung Fire & Marine Insurance Co. Ltd.	42,125	7,086,527
*	Samsung Heavy Industries Co. Ltd.	409,134	1,742,831
	Samsung Life Insurance Co. Ltd.	63,894	3,167,602
	Samsung SDI Co. Ltd.	19,354	10,044,180
	Samsung SDS Co. Ltd.	19,448	1,710,036
	Samsung Securities Co. Ltd.	74,696	1,896,139
*	Seegene, Inc.	27,629	503,506
	Seoul City Gas Co. Ltd.	497	47,474
#	SFA Engineering Corp.	10,979	328,154
	Shinhan Financial Group Co. Ltd.	380,795	9,969,379
	Shinhan Financial Group Co. Ltd., ADR	46,849	1,230,255
	Shinsegae, Inc.	10,056	1,552,476
*	SK Biopharmaceuticals Co. Ltd.	11,551	597,318
# *	SK Bioscience Co. Ltd.	8,801	465,107
	SK Chemicals Co. Ltd.	6,497	347,022
	SK Hynix, Inc.	390,989	26,307,102
* Ω	SK IE Technology Co., Ltd.	6,824	396,743
*	SK Innovation Co. Ltd.	85,127	11,079,235
#	SK Networks Co. Ltd.	242,361	845,871
	SK Telecom Co. Ltd.	55,517	1,978,266
	SK, Inc.	40,728	4,966,733
	SKC Co. Ltd.	12,904	963,774
#	SL Corp.	10,180	237,185

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SM Entertainment Co. Ltd.	9,331	$751,864
	S-Oil Corp.	33,599	1,881,806
	Solus Advanced Materials Co. Ltd.	5,507	166,898
	Soulbrain Co. Ltd.	4,534	746,082
#	Ssangyong C&E Co. Ltd.	107,296	469,810
	ST Pharm Co. Ltd.	3,410	202,052
# *	Studio Dragon Corp.	9,633	478,075
*	Taihan Electric Wire Co. Ltd.	275,870	307,530
	Tokai Carbon Korea Co. Ltd.	1,652	123,633
	Wemade Co. Ltd.	6,379	267,332
	WONIK IPS Co. Ltd.	21,433	490,851
	Woori Financial Group, Inc.	563,198	4,953,466
	Youngone Corp.	33,353	1,103,865
	Yuhan Corp.	30,188	1,301,691

TOTAL SOUTH KOREA			558,871,746

TAIWAN — (16.6%)
	Accton Technology Corp.	390,000	3,809,871
	Acer, Inc.	3,398,811	3,352,635
#	Advanced Energy Solution Holding Co. Ltd.	18,000	404,380
	Advantech Co. Ltd.	159,190	1,927,455
#	Airtac International Group.	59,602	2,163,224
	Alchip Technologies Ltd.	52,000	2,019,412
#	ASE Technology Holding Co. Ltd., ADR	27,294	187,239
#	ASE Technology Holding Co. Ltd.	2,936,782	9,654,814
	Asia Cement Corp.	2,725,758	3,904,026
	ASMedia Technology, Inc.	20,000	743,773
#	ASPEED Technology, Inc.	30,300	2,594,613
#	Asustek Computer, Inc.	627,180	5,780,691
	AUO Corp.	7,868,498	4,370,140
	Catcher Technology Co. Ltd.	760,429	4,485,861
	Cathay Financial Holding Co. Ltd.	4,347,393	6,022,790
	Chailease Holding Co. Ltd.	1,317,016	9,591,997
	Chang Hwa Commercial Bank Ltd.	4,846,777	2,810,707
	Cheng Shin Rubber Industry Co. Ltd.	2,224,965	2,742,016
	Chicony Electronics Co. Ltd.	810,497	2,560,830
	China Airlines Ltd.	4,097,536	2,541,938
	China Development Financial Holding Corp.	13,853,045	5,923,622
	China Steel Corp.	11,906,932	11,292,953
	Chipbond Technology Corp.	939,000	2,016,298
	Chroma ATE, Inc.	357,000	2,216,148
	Chung Hung Steel Corp.	940,000	751,811
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,582,056
	Chunghwa Telecom Co. Ltd.	683,000	2,826,141
	Compal Electronics, Inc.	5,016,541	3,914,898
#	Compeq Manufacturing Co. Ltd.	859,000	1,210,072
#	CTBC Financial Holding Co. Ltd.	16,024,175	11,812,032
	Delta Electronics, Inc.	743,486	7,283,166
#	E Ink Holdings, Inc.	530,000	3,301,960
#	E.Sun Financial Holding Co. Ltd.	9,932,560	8,077,665
	Eclat Textile Co. Ltd.	142,402	2,267,756
	Elite Material Co. Ltd.	288,000	1,540,481
	eMemory Technology, Inc.	64,000	3,826,671
	Eternal Materials Co. Ltd.	768,161	809,977
	Eva Airways Corp.	3,730,758	3,271,508
	Evergreen Marine Corp. Taiwan Ltd.	1,466,289	7,744,232
	Far Eastern International Bank	488,111	178,107
	Far Eastern New Century Corp.	3,328,085	3,459,481
	Far EasTone Telecommunications Co. Ltd.	1,581,000	4,062,169

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Faraday Technology Corp.	122,000	$656,300
	Farglory Land Development Co. Ltd.	48,000	95,979
	Feng TAY Enterprise Co. Ltd.	301,559	1,876,090
	First Financial Holding Co. Ltd.	8,143,665	7,193,163
	Formosa Chemicals & Fibre Corp.	3,067,518	6,884,097
	Formosa Petrochemical Corp.	487,000	1,377,860
	Formosa Plastics Corp.	1,714,153	5,243,794
#	Formosa Sumco Technology Corp.	91,000	444,192
	Formosa Taffeta Co. Ltd.	699,000	644,514
	Foxconn Technology Co. Ltd.	1,025,627	1,803,411
	Fubon Financial Holding Co. Ltd.	3,783,631	7,286,894
#	Genius Electronic Optical Co. Ltd.	112,695	1,367,547
	Giant Manufacturing Co. Ltd.	408,810	2,452,212
	Gigabyte Technology Co. Ltd.	662,000	2,834,733
#	Global Unichip Corp.	76,000	2,479,475
#	Globalwafers Co. Ltd.	208,000	3,268,977
	Highwealth Construction Corp.	1,091,971	1,495,548
	Hiwin Technologies Corp.	382,291	2,936,451
	Hon Hai Precision Industry Co. Ltd.	5,647,322	19,243,520
	Hotai Finance Co. Ltd.	113,000	487,920
	Hotai Motor Co. Ltd.	98,000	2,112,453
*	HTC Corp.	191,000	354,494
	Hua Nan Financial Holdings Co. Ltd.	6,943,500	4,958,313
	Innolux Corp.	10,807,863	4,734,712
	International Games System Co. Ltd.	146,000	2,549,807
	Inventec Corp.	2,595,550	2,799,672
#	King Yuan Electronics Co. Ltd.	1,629,000	2,500,107
	King’s Town Bank Co. Ltd.	329,000	377,683
	Kinsus Interconnect Technology Corp.	315,000	1,140,137
	Largan Precision Co. Ltd.	74,860	4,915,469
	Lien Hwa Industrial Holdings Corp.	866,061	1,723,004
#	Lite-On Technology Corp.	2,591,410	6,207,776
	Lotes Co. Ltd.	61,700	1,769,208
#	Lotus Pharmaceutical Co. Ltd.	78,000	661,044
#	Macronix International Co. Ltd.	2,734,074	2,875,054
	Makalot Industrial Co. Ltd.	238,000	1,728,535
	MediaTek, Inc.	759,995	16,525,209
#	Mega Financial Holding Co. Ltd.	8,514,028	9,445,767
#	Merida Industry Co. Ltd.	207,287	1,160,798
	Micro-Star International Co. Ltd.	878,000	4,173,138
#	momo.com, Inc.	63,000	1,707,047
	Nan Ya Plastics Corp.	2,002,599	5,089,757
	Nan Ya Printed Circuit Board Corp.	393,000	3,538,162
#	Nanya Technology Corp.	1,356,010	3,005,319
	Nien Made Enterprise Co. Ltd.	143,000	1,574,451
#	Novatek Microelectronics Corp.	839,000	11,470,060
#	Nuvoton Technology Corp.	171,000	745,055
# *	Oneness Biotech Co. Ltd.	141,000	1,109,326
#	Parade Technologies Ltd.	59,000	1,807,023
	Pegatron Corp.	1,911,345	4,361,983
*	PharmaEssentia Corp.	91,869	1,108,289
	Phison Electronics Corp.	152,000	1,929,397
# *	Polaris Group	142,000	440,150
	Pou Chen Corp.	2,506,487	2,596,456
	Powerchip Semiconductor Manufacturing Corp.	4,114,000	3,997,110
	Powertech Technology, Inc.	1,161,819	3,478,900
	Poya International Co. Ltd.	13,000	243,322
#	President Chain Store Corp.	347,831	3,064,357
	Qisda Corp.	1,617,000	1,824,542

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Quanta Computer, Inc.	2,513,000	$7,036,528
#	Radiant Opto-Electronics Corp.	584,000	2,151,873
	Realtek Semiconductor Corp.	618,950	7,258,409
	Ruentex Development Co. Ltd.	1,167,224	1,363,923
	Ruentex Industries Ltd.	715,214	1,348,157
	Shanghai Commercial & Savings Bank Ltd.	2,982,718	4,511,023
	Shin Kong Financial Holding Co. Ltd.	13,710,712	3,747,211
#	Silergy Corp.	133,000	2,099,316
	Simplo Technology Co. Ltd.	216,000	2,168,329
	Sinbon Electronics Co. Ltd.	178,000	1,973,546
#	Sino-American Silicon Products, Inc.	758,000	3,653,279
#	SinoPac Financial Holdings Co. Ltd.	9,656,630	5,255,135
	Standard Foods Corp.	426,418	560,946
	Synnex Technology International Corp.	1,370,343	2,765,189
#	TA Chen Stainless Pipe	2,019,823	2,929,287
	Taichung Commercial Bank Co. Ltd.	3,341,796	1,534,566
	Taishin Financial Holding Co. Ltd.	10,372,425	5,851,868
	Taiwan Business Bank	7,257,274	3,298,518
	Taiwan Cement Corp.	5,147,701	6,493,856
	Taiwan Cooperative Financial Holding Co. Ltd.	7,034,365	6,131,628
	Taiwan FamilyMart Co. Ltd.	48,000	327,845
	Taiwan Fertilizer Co. Ltd.	723,000	1,392,143
#	Taiwan Glass Industry Corp.	1,363,375	903,045
	Taiwan High Speed Rail Corp.	1,323,000	1,337,900
	Taiwan Mobile Co. Ltd.	904,300	3,046,974
	Taiwan Secom Co. Ltd.	247,670	875,106
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	219,708,193
*	Tatung Co. Ltd.	1,748,000	1,856,690
	Teco Electric & Machinery Co. Ltd.	1,902,000	2,738,154
	Tripod Technology Corp.	623,870	2,338,668
	Tung Ho Steel Enterprise Corp.	321,040	603,760
	U-Ming Marine Transport Corp.	289,000	513,418
	Unimicron Technology Corp.	1,861,000	8,842,253
	Union Bank Of Taiwan	344,000	180,462
	Uni-President Enterprises Corp.	4,367,033	10,469,338
	United Microelectronics Corp.	6,709,000	10,790,459
#	Vanguard International Semiconductor Corp.	1,550,000	4,392,874
#	VisEra Technologies Co. Ltd.	94,000	662,319
	Voltronic Power Technology Corp.	75,224	4,325,382
	Walsin Lihwa Corp.	2,237,818	3,634,107
	Walsin Technology Corp.	395,000	1,231,333
	Wan Hai Lines Ltd.	1,233,747	2,623,026
	Win Semiconductors Corp.	416,034	2,221,230
#	Winbond Electronics Corp.	4,548,407	3,859,831
* ††	Wintek Corp.	604,760	0
#	Wisdom Marine Lines Co. Ltd.	390,000	816,340
	Wistron Corp.	4,067,699	6,165,490
#	Wiwynn Corp.	53,000	2,017,001
	WPG Holdings Ltd.	1,859,039	3,029,760
	WT Microelectronics Co. Ltd.	194,000	420,095
	Yageo Corp.	316,055	5,123,550
	Yang Ming Marine Transport Corp.	2,364,000	4,876,896
	YFY, Inc.	1,334,000	1,339,810
	Yuanta Financial Holding Co. Ltd.	8,782,849	6,465,121
	Yulon Finance Corp.	370,476	2,230,869
	Yulon Motor Co. Ltd.	491,000	1,291,003
	Zhen Ding Technology Holding Ltd.	971,700	3,539,893

TOTAL TAIWAN			758,236,304

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (2.3%)
	Advanced Info Service PCL	733,300	$4,595,540
	AEON Thana Sinsap Thailand PCL	149,100	842,706
*	Airports of Thailand PCL	1,898,400	4,072,269
	AP Thailand PCL	2,067,400	762,845
	Asset World Corp. PCL	5,732,900	889,798
	B Grimm Power PCL	486,900	552,526
	Bangchak Corp. PCL	1,934,400	1,713,613
	Bangkok Bank PCL	529,400	2,434,023
	Bangkok Bank PCL, NVDR	126,700	582,529
	Bangkok Chain Hospital PCL	1,872,500	1,189,933
	Bangkok Commercial Asset Management PCL	1,838,500	710,687
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,774,169
	Bangkok Expressway & Metro PCL	3,479,999	901,911
	Bangkok Life Assurance PCL, NVDR	618,200	506,907
	Banpu PCL	8,790,166	2,342,500
	Banpu Power PCL	669,100	266,484
	Berli Jucker PCL	1,097,400	1,253,345
*	Beyond Securities PCL	723,900	156,874
	BTS Group Holdings PCL	5,069,500	1,143,134
	Bumrungrad Hospital PCL	251,300	1,751,502
	Carabao Group PCL, Class F	163,600	342,555
	Central Pattana PCL	882,500	1,757,376
*	Central Plaza Hotel PCL	249,800	400,514
	Central Retail Corp. PCL	1,073,050	1,406,223
	CH Karnchang PCL	1,238,600	765,340
	Charoen Pokphand Foods PCL	2,634,700	1,566,276
	Chularat Hospital PCL, Class F	6,843,700	701,455
	CK Power PCL	1,368,200	153,057
	Com7 PCL, Class F	992,700	734,041
	CP ALL PCL	2,280,200	4,323,683
	Delta Electronics Thailand PCL	1,175,500	2,504,360
	Dohome PCL	881,450	332,988
	Electricity Generating PCL	120,500	552,259
	Energy Absolute PCL	698,900	1,386,645
	Esso Thailand PCL	1,807,500	460,510
	Forth Corp. PCL	260,000	211,289
	Global Power Synergy PCL, Class F	282,900	530,217
	Gulf Energy Development PCL	1,161,100	1,725,626
	Gunkul Engineering PCL	5,933,900	656,860
	Hana Microelectronics PCL	505,600	614,464
	Home Product Center PCL	3,733,413	1,530,647
	Indorama Ventures PCL	1,401,500	1,395,446
	Intouch Holdings PCL, Class F	356,100	782,122
	IRPC PCL	13,060,400	902,630
#	JMT Network Services PCL	366,853	424,356
	Kasikornbank PCL	121,700	445,494
	Kasikornbank PCL, NVDR	5,500	20,133
	KCE Electronics PCL	1,036,100	1,152,992
	Kiatnakin Phatra Bank PCL	304,700	535,383
	Krung Thai Bank PCL	1,429,987	753,782
	Krungthai Card PCL	619,200	956,521
	Land & Houses PCL	6,942,300	1,992,373
	Mega Lifesciences PCL	451,400	541,984
	Minor International PCL	2,018,183	1,861,711
	MK Restaurants Group PCL	299,100	431,384
	Muangthai Capital PCL	986,600	982,338
	Ngern Tid Lor PCL	854,987	530,807
	Osotspa PCL	947,200	818,285
	Plan B Media PCL, Class F	1,179,900	281,607

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	PSG Corp. PCL	5,000,400	$152,293
	PTT Exploration & Production PCL	1,189,455	5,155,263
	PTT Global Chemical PCL	1,100,472	1,337,421
	PTT Oil & Retail Business PCL	1,224,300	795,943
	PTT PCL	6,973,400	6,330,636
	Ramkhamhaeng Hospital PCL, Class F	28,200	43,769
	Ratch Group PCL	487,100	538,488
	SCB X PCL	355,366	1,077,103
	SCG Packaging PCL	807,500	1,040,486
	SCGJWD Logistics PCL	310,400	163,620
	Siam Cement PCL	347,900	3,199,080
	Siam City Cement PCL	127,189	500,971
	Siam Global House PCL	1,608,845	805,659
	Sri Trang Agro-Industry PCL	1,139,508	657,392
	Sri Trang Gloves Thailand PCL	333,900	88,981
	Srisawad Corp. PCL	538,072	874,530
	Star Petroleum Refining PCL	2,954,000	839,119
*	STARK Corp. PCL	3,710,200	258,592
	Supalai PCL	1,627,800	1,010,597
	Thai Oil PCL	1,979,917	2,696,131
	Thai Union Group PCL, Class F	3,062,540	1,237,662
	Thanachart Capital PCL	288,600	365,530
	Thonburi Healthcare Group PCL	463,300	909,030
	Tisco Financial Group PCL	239,500	632,986
	TMBThanachart Bank PCL	24,924,697	1,058,374
	TOA Paint Thailand PCL	590,800	506,066
	True Corp. PCL	12,676,342	2,951,224
	TTW PCL	1,054,700	267,169
	VGI PCL	3,956,670	389,323
	Vibhavadi Medical Center PCL	746,200	56,816
	WHA Corp. PCL	8,501,900	1,095,493

TOTAL THAILAND			104,944,775

TURKEY — (0.8%)
	Akbank TAS	4,185,053	3,460,178
	Aksa Akrilik Kimya Sanayii AS	70,213	236,962
#	Aksa Enerji Uretim AS	237,721	342,056
	Alarko Holding AS	118,668	359,687
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,644	756,685
	Arcelik AS	76,332	380,350
	Aselsan Elektronik Sanayi Ve Ticaret AS	194,514	447,571
	BIM Birlesik Magazalar AS	255,274	2,051,124
	Borusan Yatirim ve Pazarlama AS	2,256	99,041
	Coca-Cola Icecek AS	71,761	869,211
	Dogus Otomotiv Servis ve Ticaret AS	37,792	237,901
Ω	Enerjisa Enerji AS	161,809	232,048
	Enka Insaat ve Sanayi AS	775,859	1,091,831
	Eregli Demir ve Celik Fabrikalari TAS	701,327	1,196,733
	Ford Otomotiv Sanayi AS	45,341	1,253,328
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	94,949	327,448
# *	Gubre Fabrikalari TAS	51,075	531,178
*	Hektas Ticaret TAS	644,127	893,198
	KOC Holding AS	446,849	1,739,663
	Kontrolmatik Enerji Ve Muhendislik AS	13,100	89,114
	Koza Altin Isletmeleri AS	577,665	561,796
*	Migros Ticaret AS	19,536	175,281
	Otokar Otomotiv Ve Savunma Sanayi AS	7,991	345,318
*	Oyak Cimento Fabrikalari AS	248,696	386,282
*	Pegasus Hava Tasimaciligi AS	65,057	1,485,702

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	TURKEY — (Continued)
# *	Petkim Petrokimya Holding AS	1,033,711	$691,481
*	Sasa Polyester Sanayi AS	183,609	941,675
*	TAV Havalimanlari Holding AS	190,894	692,314
	Tofas Turk Otomobil Fabrikasi AS	84,552	835,173
*	Turk Hava Yollari AO	306,328	2,014,536
	Turk Telekomunikasyon AS	579,646	485,471
	Turk Traktor ve Ziraat Makineleri AS	11,969	343,540
	Turkcell Iletisim Hizmetleri AS	1,089,227	1,855,544
	Turkiye Garanti Bankasi AS	269,677	380,227
# *	Turkiye Halk Bankasi AS	897,775	485,704
	Turkiye Is Bankasi AS, Class C	2,062,152	1,149,464
	Turkiye Petrol Rafinerileri AS	534,638	1,825,722
	Turkiye Sise ve Cam Fabrikalari AS	582,052	1,104,227
*	Turkiye Vakiflar Bankasi TAO, Class D	1,455,157	644,275
	Yapi ve Kredi Bankasi AS	4,304,560	2,100,162

	TOTAL TURKEY		35,099,201

	UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,540,828	6,104,716
	Abu Dhabi Islamic Bank PJSC	1,857,753	5,755,453
	Abu Dhabi National Oil Co. for Distribution PJSC	2,078,002	2,485,803
	ADNOC Drilling Co. PJSC	618,746	723,319
	Aldar Properties PJSC	3,758,564	5,543,832
*	Alpha Dhabi Holding PJSC	168,248	1,008,532
	Dubai Islamic Bank PJSC	4,239,396	6,431,653
	Emaar Properties PJSC	5,686,291	9,218,959
	Emirates Integrated Telecommunications Co. PJSC	170,582	234,845
	Emirates NBD Bank PJSC	1,644,120	6,323,756
	Emirates Telecommunications Group Co. PJSC	1,754,520	11,485,010
	Fertiglobe PLC	485,311	508,272
	First Abu Dhabi Bank PJSC	2,151,830	8,320,713
*	International Holding Co. PJSC	24,261	2,609,445

	TOTAL UNITED ARAB EMIRATES		66,754,308

	UNITED STATES — (0.0%)
	Sempra Energy	9,588	1,459,048

	TOTAL COMMON STOCKS		4,478,504,181

	PREFERRED STOCKS — (1.0%)
	BRAZIL — (1.0%)
	Banco Bradesco SA	2,373,138	6,589,671
	Braskem SA Class A	82,539	327,488
	Centrais Eletricas Brasileiras SA Class B	103,746	757,326
	Cia Energetica de Minas Gerais	1,094,369	2,709,703
	Cia Paranaense de Energia	1,292,740	2,078,627
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	122,300	565,182
	Gerdau SA	685,876	3,462,520
	Itau Unibanco Holding SA	2,317,176	12,041,622
	Petroleo Brasileiro SA	2,952,047	14,026,929
	Raizen SA	396,390	253,515

	TOTAL BRAZIL		42,812,583

	CHILE — (0.0%)
	Embotelladora Andina SA Class B	345,331	865,071

	COLOMBIA — (0.0%)
	Banco Davivienda SA	33,984	152,632

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	COLOMBIA — (Continued)
	Grupo Aval Acciones y Valores SA	1,535,608	$192,196
	Grupo de Inversiones Suramericana SA	84,488	208,612

	TOTAL COLOMBIA		553,440

	SOUTH KOREA — (0.0%)
	Hanwha Galleria Co. Ltd.	462	4,033
*	Hanwha Solutions Corp.	409	11,103

	TOTAL SOUTH KOREA		15,136

	TOTAL PREFERRED STOCKS		44,246,230

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Localiza Rent a Car SA Rights 05/11/23	1,034	3,557

	TAIWAN — (0.0%)
*	Acer, Inc. Rights 06/16/23	1,516	0

	THAILAND — (0.0%)
*	Kiatnakin Phatra Bank PCL Warrants 04/26/24	50,782	0

TOTAL RIGHTS/WARRANTS			3,557

	TOTAL INVESTMENT SECURITIES (Cost $2,950,309,237)		4,522,753,968

			Value†
	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	3,072,381	35,538,231

	TOTAL INVESTMENTS — (100.0%) (Cost $2,985,843,039)		$4,558,292,199

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	06/16/23	$30,369,756	$31,002,300	$632,544

Total Futures Contracts			$30,369,756	$31,002,300	$632,544

THE EMERGING MARKETS SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,386,070	—	—	$171,386,070
Chile	10,431,987	$12,093,344	—	22,525,331
China	161,877,202	1,089,712,420	—	1,251,589,622
Colombia	4,573,360	62,362	—	4,635,722
Czech Republic	—	9,694,368	—	9,694,368
Egypt	62,814	1,535,730	—	1,598,544
Greece	—	19,443,115	—	19,443,115
Hungary	—	11,972,072	—	11,972,072
India	28,128,506	669,368,263	$565,969	698,062,738
Indonesia	—	96,310,635	—	96,310,635
Kuwait	8,697,541	1,065,700	—	9,763,241
Malaysia	—	73,832,068	—	73,832,068
Mexico	118,366,062	—	—	118,366,062
Peru	5,185,120	—	—	5,185,120
Philippines	54,068	34,525,378	—	34,579,446
Poland	—	40,365,337	—	40,365,337
Qatar	—	37,697,226	—	37,697,226
Saudi Arabia	—	182,912,530	—	182,912,530
South Africa	27,448,374	135,771,178	—	163,219,552
South Korea	4,559,307	554,312,439	—	558,871,746
Taiwan	4,769,295	753,467,009	—	758,236,304
Thailand	96,416,994	8,527,781	—	104,944,775
Turkey	—	35,099,201	—	35,099,201
United Arab Emirates	—	66,754,308	—	66,754,308
United States	—	1,459,048	—	1,459,048
Preferred Stocks
Brazil	42,812,583	—	—	42,812,583
Chile	—	865,071	—	865,071
Colombia	553,440	—	—	553,440
South Korea	4,033	11,103	—	15,136
Rights/Warrants
Brazil	—	3,557	—	3,557
Securities Lending Collateral	—	35,538,231	—	35,538,231
Futures Contracts**	632,544	—	—	632,544

TOTAL	$685,959,300	$3,872,399,474	$565,969^	$4,558,924,743

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 6, 2023

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Investment Group Inc.

Date: July 6, 2023